As filed with the Securities and Exchange
Commission on October 13, 2005                     1933 Act File No. 333-126293
                                                   1940 Act File No. 811-21779


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                       PRE-EFFECTIVE AMENDMENT NO. 2                       [X]
                        POST-EFFECTIVE AMENDMENT NO.                       [ ]
                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
                              AMENDMENT NO. 2                              [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                              JOHN HANCOCK FUNDS II

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210

               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 663-2844

                                 JOHN J. DANELLO
                601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210

                     NAME AND ADDRESS (OF AGENT FOR SERVICE)

                          COPIES OF COMMUNICATIONS TO:

                              JOHN W. BLOUCH, ESQ.
                               DYKEMA GOSSETT PLLC
                               1300 I STREET, N.W.
                              WASHINGTON, DC 20005

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[  ]  immediately upon filing pursuant to paragraph (b)

[  ]  on (date) pursuant to paragraph (b)

[  ]  60 days after filing pursuant to paragraph (a)(1)

[  ]  on (date) pursuant to paragraph (a)(1)

[  ]  75 days after filing pursuant to paragraph (a)(2)

[  ]  on (date) pursuant to paragraph (a)(2) of rule 485

      If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION WITH RESPECT TO THESE SECURITIES IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


      SUBJECT TO COMPLETION: PRELIMINARY PROSPECTUS DATED OCTOBER 13, 2005


JOHN HANCOCK FUNDS II

PROSPECTUS DATED __________, 2005

     -    CLASS NAV SHARES

500 Index Fund                International Equity Index Fund    Short-Term Bond Fund
Active Bond Fund              International Growth Fund          Small Cap Fund
All Cap Core Fund             International Opportunities Fund   Small Cap Growth Fund
All Cap Growth Fund           International Small Cap Fund       Small Cap Index Fund
All Cap Value Fund            International Stock Fund           Small Cap Opportunities Fund
Blue Chip Growth Fund         International Value Fund           Small Cap Value Fund
Bond Index Fund               Intrinsic Value Fund               Small Company Fund
Capital Appreciation Fund     Investment Quality Bond Fund       Small Company Growth Fund
Classic Value Fund            Large Cap Fund                     Small Company Value Fund
Core Bond Fund                Large Cap Growth Fund              Special Value Fund
Core Equity Fund              Large Cap Value Fund               Spectrum Income Fund
Dynamic Growth Fund           Managed Fund                       Strategic Bond Fund
Emerging Growth Fund          Mid Cap Core Fund                  Strategic Income Fund
Emerging Small Company Fund   Mid Cap Index Fund                 Strategic Value Fund
Equity-Income Fund            Mid Cap Stock Fund                 Total Return Fund
Financial Services Fund       Mid Cap Value Fund                 Total Stock Market Index Fund
Fundamental Value Fund        Money Market Fund                  U.S. Global Leaders Growth Fund
Global Allocation Fund        Natural Resources Fund             U.S. Government Securities Fund
Global Bond Fund              Pacific Rim Fund                   U.S. High Yield Bond Fund
Global Fund                   Quantitative All Cap Fund          U.S. Multi Sector Fund
Growth & Income Fund          Quantitative Mid Cap Fund          Utilities Fund
Growth Fund                   Quantitative Value Fund            Value & Restructuring Fund
Growth Opportunities Fund     Real Estate Securities Fund        Value Fund
Health Sciences Fund          Real Return Bond Fund              Value Opportunities Fund
High Yield Fund               Science & Technology Fund          Vista Fund

[JOHN HANCOCK FUNDS II LOGO]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

CONTENTS


                                                                           PAGE
                                                                         -------
OVERVIEW
   SMALL CAP FUNDS
      Emerging Growth Fund...............................................      5
      Emerging Small Company Fund........................................      8
      Small Cap Growth Fund..............................................     14
      Small Cap Opportunities Fund.......................................     17
      Small Cap Fund.....................................................     20
      Small Cap Value Fund...............................................     23
      Small Company Fund.................................................     26
      Small Company Growth Fund .........................................     28
      Small Company Value Fund...........................................     30
      Special Value Fund.................................................     33
      Value Opportunities Fund ..........................................     36

   MID CAP FUNDS
      Dynamic Growth Fund................................................     38
      Growth Opportunities Fund .........................................     41
      Mid Cap Core Fund..................................................     43
      Mid Cap Stock Fund ................................................     46
      Mid Cap Value Fund.................................................     49
      Quantitative Mid Cap Fund..........................................     52
      Value Fund ........................................................     55
      Vista Fund ........................................................     58

   LARGE CAP FUNDS
      All Cap Core Fund..................................................     60
      All Cap Growth Fund................................................     63
      All Cap Value Fund.................................................     66
      Blue Chip Growth Fund..............................................     69
      Capital Appreciation Fund..........................................     73
      Classic Value Fund ................................................     76
      Core Equity Fund...................................................     79
      Equity-Income Fund.................................................     81
      Fundamental Value Fund.............................................     85
      Growth & Income Fund...............................................     88
      Growth Fund .......................................................     91
      Intrinsic Value Fund ..............................................     93
      Large Cap Growth Fund..............................................     95
      Large Cap Fund.....................................................     98
      Large Cap Value Fund...............................................    100
      Quantitative All Cap Fund .........................................    103
      Quantitative Value Fund............................................    106
      Strategic Value Fund...............................................    108
      U.S. Global Leaders Growth Fund....................................    111
      U.S. Multi Sector Fund
      Value & Restructuring Fund

   INTERNATIONAL FUNDS
      Global Fund .......................................................    113
      International Growth ..............................................    116
      International Opportunities Fund ..................................    118
      International Small Cap Fund.......................................    121
      International Stock Fund ..........................................    123
      International Value Fund...........................................    124
      Pacific Rim Fund ..................................................    130

   FIXED-INCOME FUNDS
      Active Bond Fund...................................................    133
      Core Bond Fund.....................................................    135

      Global Bond Fund...................................................    138
      High Yield Fund....................................................    141
      Investment Quality Bond Fund.......................................    144
      Money Market Fund..................................................    148
      Real Return Bond Fund..............................................    151
      Short-Term Bond Fund...............................................    154
      Spectrum Income Fund ..............................................    157
      Strategic Bond Fund................................................    160
      Strategic Income Fund..............................................    164
      Total Return Fund..................................................    166
      U.S. Government Securities Fund....................................    169
      U.S. High Yield Bond Fund..........................................    172

   HYBRID FUNDS
      Global Allocation Fund.............................................    174
      Managed Fund.......................................................    181

   SPECIALTY FUNDS
      Financial Services Fund............................................    188
      Health Sciences Fund...............................................    192
      Natural Resources Fund.............................................    195
      Real Estate Securities Fund........................................    198
      Science & Technology Fund..........................................    202
      Utilities Fund.....................................................    206

   INDEX FUNDS
      500 Index Fund ....................................................    212
      Bond Index Fund ...................................................    215
      International Equity Index Fund ...................................    218
      Mid Cap Index Fund ................................................    221
      Small Cap Index Fund ..............................................    224
      Total Stock Market Index Fund .....................................    227

YOUR ACCOUNT
      Class NAV shares ..................................................    230
      Transaction policies ..............................................    230
      Dividends and account policies ....................................    233

FUND DETAILS
      Business structure ................................................    233
      Subadviser information and management biographies .................    235

FINANCIAL HIGHLIGHTS

APPENDIX A - Schedule of management fees ................................    254

FOR MORE INFORMATION.....................................................    262

                                                                      Back Cover

OVERVIEW

JOHN HANCOCK FUNDS II

The funds of John Hancock Funds II (sometimes referred to as the "Fund") offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

This prospectus relates to the Class NAV shares of the funds. Class NAV shares are sold to the Lifestyle Portfolios, which are other funds of the Fund, and to certain institutional investors.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

INVESTMENT MANAGEMENT

John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to the Fund and each of the funds. The Adviser administers the business and affairs of the Fund and retains and compensates investment subadvisers which manage the assets of the funds. Each subadviser formulates a continuous investment program for each fund it subadvises, consistent with the fund's investment goals and policies. The Adviser and each of the subadvisers is registered as an investment adviser under the Investment Advisers Act of 1940 or is exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC]

GOAL AND STRATEGY

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]




MAIN RISKS

The major risk factors associated with the fund.

[GRAPHIC]

YOUR EXPENSES

The overall costs borne by an investor in the fund, including annual expenses.

                                 SMALL CAP FUNDS

EMERGING GROWTH FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited. ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks superior long-term rates of return through capital appreciation. To pursue this goal, the fund invests under normal market conditions in high quality securities (those with a proven track record of performance and/or growth) and convertible instruments of small-cap U.S. companies.

Stocks of publicly traded companies -- and mutual funds that hold these stocks -- can be classified by the companies' market value, or capitalization. Market capitalization is defined according to Morningstar U.S. as follows: Based on a universe of the 5000 largest stocks in the U.S., the top 5% of the universe are large cap, the next 15% mid cap, and the bottom 80% are classified as small cap.

The fund will focus on purchasing high quality securities of small-cap U.S. companies whose growth prospects are better than average because they have a unique product or a technology/service edge or an expanding market share.

MFC Global (U.S.A.) focuses on a universe of approximately 1000 leading emerging growth stocks (those with growth prospects that are expected to be better than average) derived through a host of considerations including: size, fundamental analysis, balance sheet and market share analysis, company and industry growth prospectus and management interviews. The management team then uses a proprietary, quantitative system to rank stocks based on a variety of financial measures. Top-ranked stocks meeting both fundamental and quantitative criteria will be considered for the fund.

The fund may invest to a limited extent in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts. The fund may also invest to a limited extent in fixed income securities including money market instruments.

The fund may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objectives of the fund and as permitted by applicable securities legislation: S&P Depository Receipts and Russell 2000 Growth i shares (or similar types of exchange traded funds), stock index futures contracts and options of stock index futures contracts. Such use would include the hedging of significant cash flows into or out of the fund.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.80%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.07%
Total fund operating expenses             0.87%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $89     $277     $482     $1,072

PORTFOLIO MANAGERS


The MFC Global (U.S.A.) portfolio managers for the fund are:



Robert Lutzko
Niall Brown


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHEGX
            CUSIP               47803V846
            Newspaper
            SEC number
            JH II fund number

EMERGING SMALL COMPANY FUND

SUBADVISER: Franklin Advisers, Inc. ("Franklin")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalizations of the Russell 2000 Growth Index ($58 million to $3.4 billion as of August 31, 2005) ("small cap stocks") at the time of purchase.

The securities of small cap companies are traded on the New York Stock Exchange, the American Stock Exchange and in the over-the-counter market. Equity securities also include preferred stocks, securities convertible into common stocks, and warrants for the purchase of common stocks.

The fund may also invest up to 20% (measured at the time of purchase) of its total assets in any combination of the following if the investment presents a favorable investment opportunity consistent with the fund's investment goal:

     - equity securities of larger capitalization companies which Franklin believes have the potential for strong growth potential, and

     - relatively well-known, larger companies in mature industries which Franklin believes have the potential for capital appreciation.

Franklin will choose small cap companies that it believes are positioned for above average growth in revenues, earnings or assets. Franklin looks for companies it believes have distinct and sustainable competitive advantages, such as a particular marketing or product niche, proven technology and industry leadership. Franklin uses a disciplined "bottom-up" approach to stock selection, blending fundamental and quantitative analysis. Franklin diversifies the fund's assets across many industries, and from time to time may invest substantially in certain sectors, including electronic technology and technology services. Small companies often pay no dividends, and current income is not a factor in the selection of stocks. The fund may invest in internet related companies.

The fund may invest up to 5% of its total assets in corporate debt securities that Franklin believes have the potential for capital appreciation as a result of improvements in the creditworthiness of the issuer. Debt securities may include bonds, notes and debentures. The fund may invest in both rated and unrated debt securities. The fund will only purchase securities rated "B" or above by Moody's or Standard & Poor's (or comparable unrated securities). The fund will not invest more than 5% of its total assets in non-investment grade securities (rated lower than "BBB" by Standard & Poor's or "Baa" by Moody's or comparable unrated securities). The receipt of income from debt securities is incidental to the fund's investment goal of capital growth.

The fund may invest up to 25% of its total assets in foreign securities, including those of developing or undeveloped markets, and sponsored or unsponsored American, European and Global Depositary Receipts. The fund currently intends to limit its investments in foreign securities to 10% of its total assets.

The fund may also invest up to 10% of its total assets in real estate investment trusts ("REITs"). See "Real Estate Securities Trust" below for a discussion of REITs and the risks of investing in these trusts.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

     - INTERNET RELATED INVESTMENTS RISK. Companies engaged in Internet-related activities are particularly vulnerable to (a) rapidly changing technology, (b) extensive government regulation and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, such companies may be difficult to value, and many have high share prices relative to their earnings which may not be sustainable over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations; there can be no guarantee that such financing will be available.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - REAL ESTATE SECURITIES RISK. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependant on management skills and generally are not diversified. They could also fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions under the 1940 Act. Mortgage REITs may be affected by the quality of any credit extended.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

     - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            1.00%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.06%
Total fund operating expenses             1.06%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $108     $337     $585     $1,294

PORTFOLIO MANAGERS

Members of Franklin's management team for the fund are:



Michael McCarthy
Zachary Perry
Brad Carris


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHESX
            CUSIP               47803V820
            Newspaper
            SEC number
            JH II fund number

SMALL CAP GROWTH FUND

SUBADVISER: Wellington Management Company, LLP ("Wellington Management")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund invests, under normal market conditions, primarily in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings.

Wellington Management selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The sub-adviser looks for companies based on a combination of criteria including one or more of the following:

-    Improving market shares and positive financial trends;

-    Superior management with significant equity ownership; and

-    Attractive valuations relative to earnings growth outlook.

The fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The fund's sector exposures are broadly diversified but are primarily a result of stock selection and therefore may vary significantly from the benchmark.

The subadviser will normally invest at least 80% of the fund's assets in small-cap companies. For the purposes of the fund, "small cap companies" are those with market capitalization that are within the range of capitalization of companies represented in either the Russell 2000 Growth Index ($58 million to $3.4 billion as of August 31, 2005) or the Russell 2000 Index ($58 million to $3.5 billion as of August 31, 2005).

The fund may invest in initial public offerings (IPOs). The fund may also purchase each of the following types of securities, but not as a principal investment strategy: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on an index or other securities).

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

The fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

     - INVESTMENT CATEGORY RISK. The fund's strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

     - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - INITIAL PUBLIC OFFERINGS ("IPOS") RISK. The fund is subject to the risks associated with purchases of shares issued in IPOs by companies that have little operating history as public companies. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            1.07%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.47%
Total fund operating expenses             1.54%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $157     $488     $841     $1,838

PORTFOLIO MANAGER


The Wellington Management portfolio manager for the fund is:



Steven C. Angeli, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

SMALL CAP OPPORTUNITIES FUND

SUBADVISER: Munder Capital Management ("Munder")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. Small-capitalization companies are those companies with market capitalizations within the range of the companies in the Russell 2000 Index ($58 million to $3.4 billion as of August 31, 2005).

The fund attempts to provide potentially higher returns than a portfolio that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The fund will usually invest in equity securities of companies that the subadviser believes can be purchased at a price significantly below its inherent value. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

In addition to valuation, the subadviser considers these factors, among others in choosing companies:

     -    stable or improving earnings records;

     -    sound finances;

     -    above-average growth prospectus;

     -    participation in a fast growing industry;

     -    strategic niche position in a specialized market; and

     -    adequate capitalization.

The fund may write covered call options during especially volatile markets and also invest in equity securities of larger capitalization companies. Even though the fund will receive the option premium to help protect it against loss, a call option sold by the fund will expose the portfolio during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain. The fund may also engage in short-term trading of portfolio securities.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - INVESTMENT CATEGORY RISK. The fund's strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform large cap stocks. Similarly, the fund's strategy of investing in value stocks carries the risk that in certain markets value stocks will underperform growth stocks.

     - ACTIVE PORTFOLIO TRADING RISK. The fund may actively trade portfolio securities, which could increase transaction costs (thus lowering performance) and increase your taxable distributions.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.99%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.07%
Total fund operating expenses             1.06%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $108     $336     $583     $1,291

PORTFOLIO MANAGERS


The Munder portfolio managers for the fund are:



John P. Richardson, CFA
Julie R. Hollinshead, CFA
Robert E. Crosby, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHSOX
            CUSIP               47803X883
            Newspaper
            SEC number
            JH II fund number

SMALL CAP FUND

SUBADVISER: Independence Investment LLC ("Independence")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks maximum capital appreciation consistent with reasonable risk to principal. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets in equity securities of small cap companies whose market capitalizations do not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index ($6.4 billion as of March 31, 2005), and (c) the market capitalization of the companies in the S&P Small Cap 600 Index ($5.2 billion as of March 31,
2005).

Independence selects securities for the fund using a bottom-up selection process that focuses on stocks of statistically undervalued yet promising companies that it believes are likely to show improving fundamental prospects with identifiable catalysts for change. Examples of catalysts the subadviser may consider include a new product, new management, regulatory changes, industry or company restructuring or a strategic acquisition.

The subadviser will attempt to identify undervalued securities using quantitative screening parameters, including various financial ratios and "earnings per share" revisions, which measure the change in earnings estimate expectations. The subadviser additionally narrows the list of stocks using fundamental security analysis, which may include on-site visits, outside research and analytical judgment.

The fund may sell a stock, for example, if: the stock reaches the target price set by the subadviser; the subadviser decides, using the same quantitative screens as in the selection process, that the stock is statistically overvalued; or the subadviser decides the earnings expectations or fundamental outlook for the company have deteriorated.

The fund may invest in initial public offerings ("IPOs"). The fund may purchase other types of securities that are not primary investment vehicles, for example:
U.S. dollar denominated foreign securities and ADRs, certain Exchange-traded funds ("ETFs"), and certain derivatives (instruments whose value is based on indexes or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

As timing the market is not an important part of the subadviser's investment strategy, cash reserves will normally represent a small portion of the fund's assets (under 20%).

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]




MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

     - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - INITIAL PUBLIC OFFERINGS ("IPOS") RISK. The fund is subject to the risks associated with purchases of shares issued in IPOs by companies that have little operating history as public companies. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.85%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.07%
Total fund operating expenses             0.92%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $94     $293     $509     $1,131

PORTFOLIO MANAGER

The Independence portfolio manager for the fund is:



Charles S. Glovsky, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHSPX
            CUSIP               47803X560
            Newspaper
            SEC number
            JH II fund number

SMALL CAP VALUE FUND

SUBADVISER: Wellington Management Company, LLP ("Wellington Management")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its assets in small cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation. For purposes of this fund, "small cap companies" are those with market capitalizations within the range of capitalizations of companies represented in either the Russell 2000 Value Index ($65 million to $3.5 billion as of August 31, 2005) or the Russell 2000 Index ($58 million to $3.5 billion as of August 31, 2005).

The fund invests primarily in a diversified mix of common stocks of small U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

Wellington Management employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadviser believes have distinct value characteristics based on industry-specific valuation criteria. Wellington Management focuses on high quality companies with a proven record of above average rates of profitability that sell at a discount relative to the overall small cap market. Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

-    Sustainable competitive advantages within a market niche;

-    Strong profitability and free cash flows;

-    Strong market share positions and trends;

-    Quality of and share ownership by management; and

- Financial structures that are more conservative than the relevant industry average.

The fund's sector exposures are broadly diversified but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark.

The fund may invest in initial public offerings (IPOs). The portfolio may also purchase each of the following types of securities, but not as a principal investment strategy: real estate investment trusts (REITs) or other real estate-related equity securities, U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on an index or other securities).

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

The fund normally has 10% or less (usually lower) of its assets invested in cash and cash equivalents. In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

     - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - INITIAL PUBLIC OFFERINGS ("IPOS") RISK. The fund is subject to the risks associated with purchases of shares issued in IPOs by companies that have little operating history as public companies. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            1.07%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.47%
Total fund operating expenses             1.54%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $157     $488     $841     $1,838

PORTFOLIO MANAGERS


The Wellington Management portfolio managers for the fund are:



Stephen T. O'Brien, CFA
Timothy J. McCormack, CFA
Shaun F. Pedersen


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

SMALL COMPANY FUND

SUBADVISER: American Century Investment Management, Inc. ("American Century")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital growth. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its assets in stocks of U.S. companies that, at the time of investment, have market capitalization not greater than that of the largest company in the S&P Small Cap 600 Index (The market cap range of this index as of August 31, 2005 was $40 million to $4.5 billion). If the companies in which the fund invests are successful, these companies may grow into medium- and larger-sized companies. In addition, if the portfolio managers determine that the availability of small-sized companies in which to invest is not adequate to meet the fund's investment needs, the subadviser may invest up to 20% of the fund's assets in medium- and larger-sized companies.

The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the subadviser ranks stocks, primarily smaller companies, from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measure of its growth potential. To measure value, the subadviser uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the subadviser uses the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the subadviser uses a technique called portfolio optimization. In portfolio optimization, the subadviser uses a computer to build a portfolio of stocks from the ranking described above that the subadviser believes will provide the optimal balance between risk and expected return. The goal is to create a portfolio that provides better returns than its benchmark without taking on significant additional risk.


The subadviser generally sells stocks from the fund's portfolio when it believes a stock becomes too expensive relative to other stock opportunities, a stock's risk parameters outweigh its return opportunities, more attractive alternatives are identified or specific events alter a stock's prospects.



The subadviser does not attempt to time the market. Instead, under normal market conditions, the subadviser intends to keep the portfolio fully invested in stocks regardless of the movement of the stock prices generally. When the subadviser believes it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks.


The portfolio may invest in IPOs (initial public offerings).

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]



MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - SMALL CAP AND MID CAP STOCK RISK. The fund's investments in small cap and mid cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, small cap and mid cap companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

     - INITIAL PUBLIC OFFERINGS ("IPOS") RISK. The fund is subject to the risks associated with purchases of shares issued in IPOs by companies that have little operating history as public companies. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            1.04%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.09%
Total fund operating expenses             1.13%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $116     $360     $624     $1,378

PORTFOLIO MANAGERS


The American Century portfolio managers for the fund are:



William Martin
Wilhelmine von Turk
Thomas P. Vaiana


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHSNX
            CUSIP               47803X552
            Newspaper
            SEC number
            JH II fund number

SMALL COMPANY GROWTH FUND

SUBADVISER: A I M Capital Management, Inc. ("AIM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its assets in securities of small-capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index. As of August 31, 2005, the capitalizations of companies included in the Russell 2000 Index ranged from $58 million to $3.5 billion).

The fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

In selecting investments, AIM seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The subadviser anticipates that the fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The subadviser allocates investments among fixed-income securities based on its view as to the best values then available in the marketplace. AIM considers whether to sell a particular security when any of these factors materially changes.

The fund may hold a portion of its assets in cash or cash equivalents, including shares of money market funds affiliated with the subadviser as well as U.S. and foreign dollar-denominated money market securities.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]




MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - INVESTMENT CATEGORY RISK. The fund's strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

     - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            1.05%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.10%
Total fund operating expenses             1.15%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3
----------------   ------   ------
Class NAV           $117     $364


PORTFOLIO MANAGERS



AIM's management team members primarily responsible for the fund are:



Juliet S. Ellis, CFA



Juan R. Hartsfield


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHSRX
            CUSIP               47803X545
            Newspaper
            SEC number
            JH II fund number

SMALL COMPANY VALUE FUND

SUBADVISER: T. Rowe Price Associates, Inc. ("T. Rowe Price")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase ($3.5 billion as of August 31, 2005). Market capitalizations of companies in the Russell 2000 Index change over time, however, and the fund will not sell a stock just because a company has grown to a market capitalization outside the range of the Russell 2000 Index. The fund may occasionally purchase companies with a market cap above this range.

Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. T. Rowe Price's in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

     - Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company's peers or its own historic norm;

     -    Low stock price relative to a company's underlying asset values;

     - Above-average dividend yield relative to a company's peers or its own historic norm;

     -    A plan to improve the business through restructuring; or

     -    A sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities (up to 20% of it's total assets), futures, and options.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options.

In pursuing the fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee (a)                        1.03%
Distribution and service (12b-1) fees       --
Other expenses (b)                        0.05%
Total fund operating expenses (a)         1.08%

----------
(a) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund and Spectrum Income Fund. The waiver is based on the combined assets of these funds and the following series of John Hancock Trust: the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Science & Technology Trust, Small Company Value Trust and Spectrum Income Trust. The percentage fee reduction, which applies to the advisory fee of each fund, is increased once these combined assets exceed specified amounts. If this waiver were reflected in the table, the advisory fee and the total fund operating expenses for the fund would be 1.00% and 1.05%, respectively. This voluntary waiver may be terminated at any time.

(b)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $110     $343     $595     $1,316

PORTFOLIO MANAGER


The T. Rowe Price portfolio manager for the fund is:



Preston G. Athey, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHSVX
            CUSIP               47803X842
            Newspaper
            SEC number
            JH II fund number

SPECIAL VALUE FUND

SUBADVISER: Salomon Brothers Asset Management Inc ("SaBAM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital growth. To pursue this goal, the fund invests, under normal market conditions, at least 80% of the value of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of smaller capitalized U.S. companies. Smaller capitalized companies are those whose market capitalizations at the time of investment are no greater than the market capitalizations of companies in the Russell 2000 Value Index ($3.5 billion as of August 31, 2005). The size of companies in the index changes with market conditions and the composition of the index. Equity securities include exchange-traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities and warrants and rights relating to equity securities.

SaBAM emphasizes individual security selection while spreading the fund's investments among industries and sectors. SaBAM uses both quantitative and fundamental methods to identify stocks of smaller capitalization companies it believes have the best prospects for outperforming its competition. (Quantitative methods are screening mechanisms to identify potential investments and include review of: (a) stock yields, (b) stock prices, (c) cash flow and (d) rankings.)

SaBAM uses quantitative parameters to select a universe of smaller capitalized companies that fit the fund's general investment criteria. (Quantitative parameter are the values used to evaluate investments.) In selecting individual securities from within this range, SaBAM looks for "value" attributes, such as:

     -    low stock price relative to earnings, book value and cash flow; and

     -    high return on invested capital.

The subadviser also uses quantitative methods to identify catalysts and trends that might influence the portfolio's industry or sector focus, or the subadviser's individual security selection.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            1.00%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.08%
Total fund operating expenses             1.08%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $110     $345     $597     $1,321

PORTFOLIO MANAGER


The SaBAM portfolio manager for the fund is:



Peter J. Hable


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHPEX
            CUSIP               47803X826
            Newspaper
            SEC number
            JH II fund number

VALUE OPPORTUNITIES FUND

SUBADVISER: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks long-term capital growth. To pursue this goal, the fund seeks to outperform its benchmark. The fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar to such companies ("small and mid cap companies"). As of August 31, 2005, the market capitalizations of companies included in the Russell 2500 Index ranged from $58 million to $9.5 billion, the average market capitalization was approximately $2.3 billion; and the median market capitalization was approximately $773 million. The fund normally invests at least 80% of its assets in securities of small and mid cap companies.


The subadviser uses proprietary research and multiple quantitative models to identify small and mid cap company stocks it believes are undervalued and have improving fundamentals. Generally, these stocks are trading at prices below what the subadviser believes to be their true fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

Benchmark. The fund's benchmark is the Russell 2500 Value Index, which measures the performance of stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

[GRAPHIC]



MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.


     - CREDIT AND COUNTERPARTY RISK. This is the risk of default of an issuer of a portfolio security or a derivatives counterparty.



     - LIQUIDITY RISK. The fund's ability to sell securities may be adversely affected by a limited market or legal restrictions.


[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.80%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.08%
Total fund operating expenses             0.88%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3
----------------   ------   ------
Class NAV            $90     $280

PORTFOLIO MANAGERS


Day-to-day management of the fund is the responsibility of GMO's U.S. Quantitative Division and no one person is primarily responsible. The senior members of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund are:



Robert Soucy
Sam Wilderman


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

                                  MID CAP FUNDS

DYNAMIC GROWTH FUND

SUBADVISER: Deutsche Asset Management, Inc. (DeAM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

Under normal circumstances, the fund invests the majority of its assets in the stock and other securities with equity characteristics of U.S. companies with market capitalizations, at the time of purchase, within the market capitalization range of the Russell Mid Cap Growth Index ($1.2 billion to $15.8 billion as of August 31, 2005). DeAM believes these companies contain the greatest concentration of businesses with significant growth prospects.

DeAM focuses on individual security selection rather than industry selection. DeAM uses an active process which combines financial analysis with company visits to evaluate management and strategies. DeAM may invest in internet related companies.

The fund may invest in convertible securities when it is more advantageous than investing in a company's common stock. The fund may also invest up to 20% of its assets in stocks and other securities of companies based outside the U.S. Under normal conditions this tactic will not comprise a major element of its strategy.

Company research lies at the heart of DeAM's investment process. DeAM uses a "bottom-up" approach to picking securities. This approach focuses on individual stock selection rather than industry selection. The subadviser:

     - focuses on undervalued stocks with fast-growing earnings and superior near-to-intermediate term performance potential.

     - emphasizes individual selection of medium-sized stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.

     - generally seeks companies with leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.

     - screens within the market capitalization range of the S&P Mid-Cap 400 Index for medium-sized companies with growth and profitability.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may invest for defensive purposes up to 100% of the its assets in the common stock of larger companies, in fixed-income securities, or short-term money market securities. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - INVESTMENT CATEGORY RISK. The fund's strategy of investing in growth stocks carries the risk that in certain markets growth stocks will underperform value stocks.

     - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - INTERNET RELATED INVESTMENTS RISK. Companies engaged in Internet-related activities are particularly vulnerable to (a) rapidly changing technology, (b) extensive government regulation and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, such companies may be difficult to value, and many have high share prices relative to their earnings which may not be sustainable over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations; there can be no guarantee that such financing will be available.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.95%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.18%
Total fund operating expenses             1.13%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $115     $359     $623     $1,376

PORTFOLIO MANAGERS


The DeAM portfolio managers of the fund are:



Samuel A. Dedio
Robert Janis


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

GROWTH OPPORTUNITIES FUND

SUBADVISER: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks long-term capital growth. To pursue this goal, the fund seeks to outperform its benchmark. The fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar to those of companies with stocks in the index ("small and mid-cap companies"). As of August 31, 2005, the market capitalizations of companies included in the Russell 2500 Index ranged from $58 million to $9.5 billion, the average market capitalization was approximately $2.3 billion; and the median market capitalization was approximately $773 million. Under normal circumstances, the fund invests at least 80% of its assets in securities of small and mid-cap companies.


The subadviser uses proprietary research and multiple quantitative models to identify small cap company stocks it believes have improving fundamentals. The subadviser then narrows the selection to small and mid-cap company stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the subadviser believes to be their true fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

Benchmark. The fund's benchmark is the Russell 2500 Growth Index, which measures the performance of stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

[GRAPHIC]




MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

     - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.


     - CREDIT AND COUNTERPARTY RISK. This is the risk of default of an issuer of a portfolio security or a derivatives counterparty.



     - LIQUIDITY RISK. The fund's ability to sell securities may be adversely affected by a limited market or legal restrictions.


[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.80%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.07%
Total fund operating expenses             0.87%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3
----------------   ------   ------
Class NAV            $89     $277

PORTFOLIO MANAGERS


Day-to-day management to the fund is the responsibility of GMO's U.S. Quantitative Division and no one person is primarily responsible. The senior members of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund are:



Robert Soucy
Sam Wilderman


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

MID CAP CORE FUND

SUBADVISER: A I M Capital Management, Inc. (AIM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000 Index, which measure the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap Index are considered representative of medium-sized companies. As of August 31, 2005, the market cap range of the Russell Mid Cap Index was $906 million to $17.9 billion.

In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investment that have economic characteristics similar to the fund's direct investments. The fund may invest up to 20% of it assets in equity securities of companies in other market capitalization ranges. The fund may also invest up to 20% of its assets in investment-grade debt securities. The fund may invest up to 25% of its total assets in foreign securities. For risk management or cash management purposes, the portfolio may hold a portion of its assets in cash or cash equivalents, including shares of money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially change.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - INVESTMENT CATEGORY RISK. The fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks. Similarly, the fund's strategy of investing in value stocks carries the risk that in certain markets value stocks will underperform growth stocks.

     - MID CAP STOCK RISK. The fund's investments in mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.86%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.07%
Total fund operating expenses             0.93%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $95     $297     $515     $1,144

PORTFOLIO MANAGER


The AIM portfolio manager of the fund is:



Ronald S. Sloan (Lead Manager)


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHMRX
            CUSIP               47803V184
            Newspaper
            SEC number
            JH II fund number

MID CAP STOCK FUND

SUBADVISER: Wellington Management Company, LLP ("Wellington Management")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. The fund tends to invest in companies having market capitalizations similar to those of companies included in the Russell Mid Cap Index ($906 million to $17.9 billion at August 31, 2005).

Wellington Management's investment approach, while based primarily on proprietary fundamental analysis, may also be shaped by secular and industry themes. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, Wellington Management looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management team), and attractive relative value within the context of a security's primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.

The fund may invest up to 15% of its assets in foreign securities.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     _ INVESTMENT CATEGORY RISK. The fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.

     - MID CAP STOCK RISK. The fund's investments in mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.84%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.06%
Total fund operating expenses             0.90%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $92     $288     $500     $1,111

PORTFOLIO MANAGER


The Wellington Management portfolio manager for the fund is:



Michael T. Carmen, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHMSX
            CUSIP               47803X586
            Newspaper
            SEC number
            JH II fund number

MID CAP VALUE FUND

SUBADVISER: Lord Abbett & Co. LLC ("Lord Abbett")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks capital appreciation. To pursue this goal, the fund invests, under normal market conditions, at least 80% of the its net assets (plus any borrowings for investment purposes) in securities of mid-sized companies with market capitalizations at the time of purchase within the market capitalization range of companies in the Russell Mid Cap Index ($906 million to $17.9 billion as of August 31, 2005). This range varies daily.

Lord Abbett uses a value approach in managing the fund. It generally tries to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement. In trying to identify these companies, Lord Abbett looks for such factors as:

-    Changes in economic and financial environment

-    New or improved products or services

- Improved efficiencies resulting from new technologies or changes in distribution

-    New or rapidly expanding markets

-    Price increases for the company's products or services

-    Changes in management or company structure

- Changes in government regulations, political climate or competitive conditions

The fund may invest up to 10% of its assets in foreign securities and may have exposure to foreign currencies through its investment in these securities, direct holdings of foreign currencies or use of foreign currency exchange contracts for the purchase or sale of fixed quantities of foreign currencies at future dates. The subadviser does not consider ADRs and securities of companies domiciled outside the U.S. that are traded in the U.S. to be "foreign securities." Accordingly, these investments are not subject to the 10% limitation on foreign securities.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

At times the fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent the fund from achieving its investment objective.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - INVESTMENT CATEGORY RISK. The fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.

     - MID CAP STOCK RISK. The fund's investments in mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.85%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.05%
Total fund operating expenses             0.90%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $92     $288     $500     $1,112

PORTFOLIO MANAGERS


Members of Lord Abbett's management team for the fund are:



Edward K. von der Linde (head of team)
Eileen Banko
Howard Hansen
David Builder


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHMVX
            CUSIP               47803V150
            Newspaper
            SEC number
            JH II fund number

QUANTITATIVE MID CAP FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital growth. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants. The fund may also invest up to 20% of its assets in large-cap stocks, convertible preferred stocks, convertible bonds and warrants in an effort to reduce overall portfolio volatility and increase performance.

Stocks of publicly traded companies -- and mutual funds that hold these stocks -- can be classified by the companies' market values, or capitalizations. Market capitalization is defined according to Morningstar U.S. as follows: Based on a universe of the 5000 largest stocks in the U.S., the top 5% of the universe are large cap, the next 15% mid cap, and the bottom 80% are classified as small cap. Using this definition, as of January 31, 2005, the largest company in the mid-cap universe was about $8.7 billion and the smallest about $1.5 billion.

MFC Global (U.S.A.) uses a bottom-up, as opposed to a top-down, investment style in managing the fund. This means that securities are selected based upon fundamental analysis performed by the portfolio manager and MFC Global ("U.S.A.")'s equity research analysts. The equity research analysts use fundamental analysis to identify mid-cap and large-cap securities of companies with strong industry positions, leading market shares, proven management and strong balance sheets. The analysts then rank all such securities based on financial attributes (including earnings, growth and momentum) using quantitative analysis. Securities at the top of this ranking may be purchased by the fund.

The fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, direct holdings of foreign currencies or use of foreign currency exchange contracts for the purchase or sale of fixed quantities of foreign currencies at future dates. Investments in foreign securities may include depositary receipts. The fund may also invest to a limited extent in fixed-income securities, including money market instruments.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - INVESTMENT CATEGORY RISK. The fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.

     - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.75%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.07%
Total fund operating expenses             0.82%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $84     $261     $454     $1,012

PORTFOLIO MANAGERS


The MFC Global (U.S.A.) portfolio managers for the fund are:



Rhonda Chang, CFA
Norman Ali, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHQMX
            CUSIP               47803X107
            Newspaper
            SEC number
            JH II fund number

VALUE FUND

SUBADVISER: Van Kampen Investments ("Van Kampen")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to realize an above average total return over a market cycle of three to five years, consistent with reasonable risk. To pursue this goal, the fund invests primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index ($906 million to $17.9 billion as of August 31, 2005).


Under normal circumstances, the fund invests at least 65% of its total assets in equity securities. These primarily include common stocks, but may also include preferred stocks, convertible securities, rights, warrants, and ADR's. The fund may invest without limit in ADRs and may invest up to 5% of its total assets in foreign equities excluding ADRs. The fund may also invest up to 15% of its assets in real estate investment trusts (REITs).


Van Kampen's approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell Midcap Value Index. Generally, medium market capitalization companies will consist primarily of those that Van Kampen believes are selling below their intrinsic value and offer the opportunity for growth of capital. The fund emphasizes a "value" style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospectus, and attractive valuations. Van Kampen may favor securities of companies that are in undervalued industries. Van Kampen may purchase stocks that do not pay dividends. Van Kampen may also invest the fund's assets in companies with smaller or larger market capitalizations.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

During unusual market conditions, the fund may temporarily invest extensively in fixed-income securities and cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - INVESTMENT CATEGORY RISK. The fund's strategy of investing in small and mid cap stocks carries the risk that in certain markets small and mid cap stocks will underperform large cap stocks.

     - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.


     - REAL ESTATE SECURITIES RISK. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependant on management skills and generally are not diversified. They could also fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions under the 1940 Act. Mortgage REITs may be affected by the quality of any credit extended.


     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.74%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.12%
Total fund operating expenses             0.86%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $88     $274     $476     $1,059

PORTFOLIO MANAGERS


Members of Van Kampen's Equity Income Team for the fund are:



James Gilligan (team leader)
James Roeder
Sergio Marcheli
Thomas Bastian
Vince Vizachero


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

VISTA FUND

SUBADVISER: American Century Investment Management, Inc. ("American Century")

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks long-term capital growth. To pursue this goal, the fund normally invests in common stocks of U.S. and foreign companies that are medium-sized and smaller at the time of purchase, but the fund may purchase other types of securities as well. For purposes of the fund, "medium-sized and smaller companies" is defined as companies in the Russell Midcap Growth Index which had a market cap range between $1.23 billion and $15.8 billion as of August 31, 2005.


In managing the portfolio, American Century looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy. In implementing this strategy, the subadviser uses a bottom-up approach to stock selection. This means that the subadviser makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. American Century's principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. These techniques help the subadviser buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria.

When determining the size of a company, American Century will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information obtained about the company.


The fund may invest in securities of foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. The fund may also invest in IPOs (initial public offerings).


The fund is normally fully invested in stocks regardless of the movement of stock prices generally. When the subadviser believes it is prudent, the fund may invest a portion of its assets in domestic and foreign preferred stock, convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts, options, notes, bonds and other debt securities. The fund generally limits its purchase of debt securities to investment-grade obligations.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]



MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, midsized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - RAPID, SUBSTANTIAL TRADING RISK. The fund may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the subadviser believes that this strategy provides substantial appreciation over the long term, in the short term it can create a significant amount of price volatility. This volatility may be greater than that of the average stock fund.


     - INITIAL PUBLIC OFFERINGS("IPOS") RISK. The fund is subject to the risks associated with purchases of shares issued in IPOs by companies that have little operating history as public companies. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time.


     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.90%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.07%
Total fund operating expenses             0.97%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3
----------------   ------   ------
Class NAV            $99     $308

PORTFOLIO MANAGERS


The American Century portfolio managers for the fund are:



Glenn A. Fogle
David M. Holland


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHVTX
            CUSIP               47803X495
            Newspaper
            SEC number
            JH II fund number

                                 LARGE CAP FUNDS

ALL CAP CORE FUND

SUBADVISER:  Deutsche Asset Management, Inc. ("DeAM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests in common stocks and other equity securities within all asset classes (small, mid and large cap), primarily those within the Russell 3000 Index ($65 million to $381.3 billion at August 31, 2005).

The fund may invest in all types of equity securities including common stocks, preferred stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets.

The fund may also invest in U.S. Government securities and up to 5% of its assets in foreign securities.

DeAM pursues an actively managed, quantitative investment process. DeAM's investment philosophy is based on three central tenets:

     - Securities have an intrinsic value from which they deviate over time. DeAM believes that the best way to measure a security's fair vale is relative to its peers within its own industry.

     - Finding attractive companies with long-term potential requires a consideration of both growth and value attributes. Technical analysis further enhances the stock selection process, helping to identify timely market opportunities.

     - Quantitative investment models provide an improved framework for selecting mispriced stocks in an unbiased, consistent and repeatable manner.

Quantitative Investment Approach. DeAM blends fundamental equity analysis and quantitative investment theory into a disciplined and systematic process. This technique minimizes subjectivity and allows the team to analyze the broadest possible universe of stocks. DeAM's proprietary U.S. stock evaluation model, the Quantitative Investment Model (the "Model"), incorporates valuation and growth investment parameters and is used to select securities. DeAM believes that combining techniques used by fundamental value investors with extensive growth and earnings analysis minimizes investment style bias and ultimately produces a "pure" stock selection process that seeks to add value in any market environment. DeAM also incorporates technical analysis to capture short-term price changes and market responsiveness to new information.

By applying a rigorous portfolio construction process, the team targets excess return levels similar to traditional managers, while holding a significantly more diversified basket of stocks. Non-linear market impact assumptions are also incorporated into the process to maximize the trade-off between the anticipated pickup from trading and the costs associated with making these trades.

Portfolio Construction and Quantitative Risk Management. DeAM extensively screens the Russell 3000 universe using multiple investment parameters to identify what DeAM believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.80%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.13%
Total fund operating expenses             0.93%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $95     $295     $513     $1,139

PORTFOLIO MANAGERS


The DeAM portfolio managers for the fund are:



Janet Campagna
Robert Wang
Julie Abbett


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

ALL CAP GROWTH FUND

SUBADVISER: AIM Capital Management, Inc. ("AIM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund invests, under normal market conditions, principally in common stocks of companies that the subadviser believes are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. Any income received from securities held by the fund will be incidental.

The fund's portfolio is primarily comprised of securities of two basic categories of companies:

     - "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and

     - "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits.

The fund may also purchase the common stocks of foreign companies. It is not anticipated, however, that foreign securities will constitute more than 20% of the value of the portfolio. American Depository Receipts ("ADRs") and European Depositary Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities and included in this 20% limitation.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

     - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

     - SECTOR RISK. The fund may invest in internet-related companies, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the sector.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.90%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.05%

Total fund operating expenses             0.95%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $97     $303     $525     $1,166

PORTFOLIO MANAGERS


The AIM portfolio managers for the fund are:



Lanny H. Sachnowitz (lead manager)
Kirk L. Anderson
James G. Birdsall
Robert J. Lloyd


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHCGX
            CUSIP               47803V309
            Newspaper
            SEC number
            JH II fund number

ALL CAP VALUE FUND

SUBADVISER: Lord, Abbett & Co. LLC ("Lord Abbett").

GOAL AND STRATEGY

The fund seeks capital appreciation. To pursue this goal, the fund invests primarily in equity securities of U.S. and multinational companies that Lord Abbett believes are undervalued in all capitalization ranges. Under normal market circumstances, the fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of companies in the Russell 1000 Index ($906 million to $381.3 billion as of August 31, 2005). This range varies daily. Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. These are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price to-book ratios).

In selecting investments, Lord Abbett attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what Lord Abbett thinks is its full value, or may go down in value, the subadviser's emphasis on large, seasoned company value stocks may limit the fund's downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. Lord Abbett generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadviser's valuation target.

The fund may invest up to 10% of its net assets in foreign equity securities. Lord Abbett does not consider ADRs and securities of companies domiciled outside the U.S. but that are traded in the U.S. to be "foreign securities." Accordingly, such investments are not subject to the 10% limitation on foreign securities.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.83%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.06%
Total fund operating expenses             0.89%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $91     $284     $493     $1,096

PORTFOLIO MANAGERS


Members of Lord Abbett's team of managers and analysts for the fund are:



Robert G. Morris
Robert P. Fetch
David G. Builder
Daniel H. Frascarelli
Howard Hansen
Gerard S. E. Heffernan


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHCVX
            CUSIP               47803V507
            Newspaper
            SEC number
            JH II fund number

BLUE CHIP GROWTH FUND

SUBADVISER: T. Rowe Price Associates, Inc. ("T. Rowe Price")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to provide long-term growth of capital. Current income is a secondary objective. To pursue these goals, the fund invests at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in T. Rowe Price's view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, T. Rowe Price generally considers the following characteristics:

     Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

     Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company's long-term growth prospects. T. Rowe Price analysts will evaluate the depth and breadth of a company's management experience.

     Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

T. Rowe Price evaluates the growth prospects of companies and the industries in which they operate. T. Rowe Price seeks to identify companies with strong market franchises in industries that appear to be strategically poised for long-term growth. This investment approach reflects T. Rowe Price's belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies T. Rowe Price targets will have good prospects for dividend growth.

Most of the assets of the fund are invested in U.S. common stocks. However, the fund may also purchase other types of securities, including, (i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its total assets) including ADRs, (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The fund may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the fund but may include non-investment grade debt securities (junk bonds). The fund will not purchase a non-investment-grade debt security if, immediately after such purchase, the fund would have more than 5% of its total assets invested in such securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The portfolio may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing its investment objective, the portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's management believes a security could increase in value for a variety of reasons including a change in management.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]




MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

     - FOREIGN SECURITIES RISK. The fund may invest up to 20% of its assets in foreign securities. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee (a)                        0.81%
Distribution and service (12b-1) fees       --
Other expenses (b)                        0.04%
Total fund operating expenses (a)         0.85%

----------
(a) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science and Technology Fund, Small Company Value Fund and Spectrum Income Fund. The waiver is based on the combined assets of these funds and the following series of John Hancock Trust: the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Science and Technology Trust, Small Company Value Trust and Spectrum Income Trust. The percentage fee reduction, which applies to the advisory fee of each fund, is increased once these combined assets exceed specified amounts. If this waiver were reflected in the table, the advisory fee and the total fund operating expenses for the fund would be 0.78% and 0.82%, respectively. This voluntary waiver may be terminated at any time.

(b)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $87     $272     $473     $1,052

PORTFOLIO MANAGER


The T. Rowe Price portfolio manager for the fund is:



Larry J. Puglia, CFA

See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHBCX
            CUSIP               47803V705
            Newspaper
            SEC number
            JH II fund number

CAPITAL APPRECIATION FUND

SUBADVISER: Jennison Associates LLC ("Jennison")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that Jennison believes have above-average growth prospects. These companies are generally medium to large capitalization companies.

Jennison follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. Jennison looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its portfolio securities.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) American Depository Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITs) and similar securities.

The fund may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or changes in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term). These securities often are not widely known and favorably valued.

In addition to the principal strategies discussed above, the fund may also use the following investment strategies to attempt to increase the portfolio's return or protect its assets if market conditions warrant:

- The fund may make short sales of a security including short sales "against the box" and it may invest in repurchase agreements.

- The fund may invest up to 20% of its total asset in foreign equity securities. For purposes of this 20% limit, ADRs and other similar receipts or shares are not considered to be foreign securities.

- The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.

- The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities.

- The fund may invest in fixed-income securities rated investment-grade (Baa or higher by Moody's Investor Service, Inc. or BBB or higher by Standard & Poor's Ratings Group or the equivalent rating by another rating service). These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the Jennison believes are of comparable quality to these obligations.

Jennison considers selling or reducing a stock position when, in its opinion, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]




MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

     - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's callable securities and mortgage related securities or other fixed income securities to be paid off substantially earlier than expected.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.83%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.07%
Total fund operating expenses             0.90%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $92     $286     $497     $1,105

PORTFOLIO MANAGERS


The Jennison portfolio managers for the fund are:



Michael A. Del Balso
Spiros Segalas
Kathleen A. McCarragher


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV          Ticker                JHCPX
                   CUSIP                 47803V887
                   Newspaper
                   SEC number
                   JH II fund number

CLASSIC VALUE FUND

SUBADVISER: Pzena Investment Management, LLC. ("Pzena")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets in domestic equity securities. The fund may invest in securities of foreign issuers, but will generally limit such investments to American Depositary Receipts (ADRs) and foreign securities listed and traded on a U.S. Exchange or the NASDAQ market.

In managing the portfolio, Pzena seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.

In choosing individual securities, Pzena screens a universe of the 500 largest U.S. listed companies to construct a portfolio of approximately 30 to 40 stocks that Pzena believes generally have the following characteristics:

-    cheap on the basis of current price to estimated normal level of earnings;

-    current earnings below normal levels;

-    a sound plan to restore earnings to normal; and

-    a sustainable business advantage.

Using fundamental research and a proprietary computer model, Pzena ranks these companies from the cheapest to the most expensive on the basis of current share price to Pzena's estimate of normal long-term earnings power. The subadviser then focuses its research efforts on companies in the most undervalued 20% of the universe. After performing rigorous in-depth analysis that typically culminates in discussions with senior company management, Pzena refines its earnings model and makes its final investment decision.

Before investing, Pzena considers the value of an entire business relative to its price. Pzena views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's investments avoid the emotional inputs that can lead to overvalued securities.

Pzena approaches sell decisions from the same disciplined framework. The subadviser automatically sells a security when it reaches fair value (i.e., the price fairly reflects the normal earnings power and the stock falls to the mid point in Pzena's ranking system. Pzena also will generally sells a security when there are more attractive opportunities or there is a change in company fundamentals.

Pzena seeks to maintain a fully invested portfolio (generally at least 90% invested), but does not try to make investment decisions based on short-term trends in the stock market. Therefore, if attractively priced stocks cannot be found, the fund's cash levels will increase. To the extent the portfolio's cash levels increase, its ability to achieve its investment objective will be limited.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - INVESTMENT CATEGORY RISK. The fund's strategy of investing in large-cap stocks carries the risk that in certain markets large-cap stocks will underperform small-cap or mid-cap stocks.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

     - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.80%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.43%
Total fund operating expenses             1.23%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $125     $390     $675     $1,487

PORTFOLIO MANAGERS

The members of Pzena's team of managers and analysts for the fund are:



Richard S. Pzena
John P. Goetz
A. Rama Krishna


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

CORE EQUITY FUND

SUBADVISER: Legg Mason Funds Management, Inc. ("Legg Mason")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital growth. To pursue this goal, the fund invests, under normal market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth.

The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value. Intrinsic value, according to the subadviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics. The subadviser takes a long-term approach to investing, generally characterized by long holding periods and annual portfolio turnover of less than 50%. The fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The subadviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the subadviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the subadviser believes is more compelling, or to realize gains or limit potential losses.

The fund may also invest in debt securities of companies having one or more of the above characteristics. The portfolio may invest up to 25% of its total assets in long-term debt securities and up to 10% in debt securities rated below investment grade, commonly known as "junk bonds."

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]




MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.79%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.05%
Total fund operating expenses             0.84%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $86     $269     $467     $1,039

PORTFOLIO MANAGER


The Legg Mason portfolio manager for the fund is:



Mary Chris Gay*



*Legg Mason's investment team for the fund is led by Bill Miller.


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHCRX
            CUSIP               47803X628
            Newspaper
            SEC number
            JH II fund number

EQUITY-INCOME FUND

SUBADVISER: T. Rowe Price Associates, Inc. ("T. Rowe Price")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to provide substantial dividend income and also long-term capital appreciation. To pursue these goals, the fund invests, under normal circumstances, at least 80% of its total assets in equity securities, with 65% in common stocks of well-established companies paying above-average dividends.
T. Rowe Price believes that income can contribute significantly to total return over time and expects the fund's yield to exceed that of the S&P 500 Index. Dividends can also help reduce the portfolio's volatility during periods of market turbulence and help offset losses when stock prices are falling.

The fund employs a "value" approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. Value investors seek to buy a stock (or other security) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize a stock's intrinsic value. Finding undervalued stocks requires considerable research to identify the particular stocks, to analyze each company's underlying financial condition and prospects, and to assess the likelihood that a stock's underlying value will be recognized by the market and reflected in its price.

The fund will generally consider companies with the following characteristics:

     -    established operating histories;

     -    above-average dividend yield relative to the S&P 500 Index;

     -    low price/earnings ratios relative to the S&P 500 Index;

     -    sound balance sheets and other financial characteristics; and

     - low stock price relative to a company's underlying value, as measured by assets, cash flow or business franchises.

The fund may also purchase other types of securities in keeping with its objective, including U.S. and non-U.S. dollar denominated foreign securities including ADRs (up to 25% of total assets); preferred stocks; convertible stocks, bonds, and warrants; and futures and options.

The fund may invest in fixed-income securities without regard to quality or rating, including up to 10% in non-investment grade fixed income securities (commonly known as "junk bonds").

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The Statement of Additional Information contains more complete description of such instruments and the risks associated therewith.

In pursuing its investment objective, the portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]




MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - INVESTMENT CATEGORY RISK. The fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

     - FOREIGN SECURITIES RISK. The portfolio may invest up to 25% of its assets in foreign securities. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. Since the portfolio will only invest up to 25% of its assets in foreign securities, the risks associated with foreign securities will not affect the portfolio as much as a portfolio that invests more of its assets in foreign securities.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee (a)                        0.81%
Distribution and service (12b-1) fees       --
Other expenses (b)                        0.04%
Total fund operating expenses (a)         0.85%

----------
(a) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science and Technology Fund, Small Company Value Fund and Spectrum Income Fund. The waiver is based on the combined assets of these funds and the following series of John Hancock Trust: the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Science and Technology Trust, Small Company Value Trust and Spectrum Income Trust. The percentage fee reduction, which applies to the advisory fee of each fund, is increased once these combined assets exceed specified amounts. If this waiver were reflected in the table, the advisory fee and the total fund operating expenses for the fund would be 0.78% and 0.82%, respectively. This voluntary waiver may be terminated at any time.

(b)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $87     $272     $473     $1,053

PORTFOLIO MANAGER

The chair of T. Rowe Price's investment advisory committee for the fund is:



Brian C. Rogers, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHEIX
            CUSIP               47803V796
            Newspaper
            SEC number
            JH II fund number

FUNDAMENTAL VALUE FUND

SUBADVISER: Davis Selected Advisers, L.P. ("Davis")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks growth of capital. To pursue this goal, the fund invests, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The fund may also invest in companies with smaller capitalizations.

Davis uses the Davis investment philosophy in managing the fund's portfolio. The Davis investment philosophy stresses a back-to-basics approach, using extensive research to select common stocks of quality overlooked growth companies at value prices and holding such securities for the long-term. Davis looks for companies with sustainable growth rates selling at modest price-earnings multiples that it believes will expand as other investors recognize the company's true worth. Davis believes that if a sustainable growth rate is combined with a gradually expanding multiple, these rates compound and can generate above-average returns. Davis searches for companies possessing several of the following characteristics that it believes foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns:

-    First-class management

-    Management ownership

-    Strong returns on capital

-    Lean expense structure

-    Dominant or growing market share in a growing market

-    Proven record as an acquirer

-    Strong balance sheet

-    Competitive products or services

-    Successful international operations

-    Innovation

The fund may also invest to a limited extent, in foreign securities and fixed income securities.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - INVESTMENT CATEGORY RISK. The fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

     - SECTOR RISK. The fund may invest in securities of companies in the financial services industry. Companies in this sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the sector.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.77%
Distribution and service (12b-1) fees      --
Other expenses (a)                        0.05%
Total fund operating expenses             0.82%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $84     $262     $455    $1,013


PORTFOLIO MANAGERS


The Davis portfolio managers for the fund are:



Christopher C. Davis
Kenneth Charles Feinberg


See page __ for subadviser information and management biographies.

FUND CODES


CLASS NAV   Ticker              JHFLX
            CUSIP               47803V770
            Newspaper
            SEC number
            JH II fund number

GROWTH & INCOME FUND

SUBADVISER: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to achieve high total return by outperforming its benchmark, currently the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

To pursue this goal, the fund typically makes equity investments in U.S. companies with larger capitalizations to gain broad exposure to the U.S. equity market. The subadviser defines "larger capitalizations" as capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index. Under normal circumstances, the fund invests at least 80% of its assets in investments tied economically to the U.S.

The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued or have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models it uses may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.


Benchmark. The S&P 500 Index is an index of large capitalization U.S. stocks. As of August 31, 2005, the market capitalizations of companies that issue stocks included in the S&P 500 Index ranged from $540 million to $367.4 billion.


[GRAPH]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - INVESTMENT CATEGORY RISK. The fund's strategy of investing in value stocks carries the risk that in certain markets value stocks will underperform growth stocks.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.67%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.08%
Total fund operating expenses             0.75%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $77     $240     $417     $930

PORTFOLIO MANAGERS

PORTFOLIO MANAGERS


Day-to-day management to the fund is the responsibility of GMO's U.S. Quantitative Division and no one person is primarily responsible. The senior members of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund are:



Robert Soucy
Sam Wilderman


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

GROWTH FUND

SUBADVISER: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund seeks to outperform its benchmark. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

The fund's benchmark is the Russell 1000 Growth Index, which measures the performance of those stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company. The range of capitalizations of companies included in the Russell 1000 Index was $906 million to $381.3 billion as of August 31, 2005.

In managing the portfolio, the subadviser uses proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. The subadviser then narrows the selection to those stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the subadviser believes to be their true fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

[GRAPHIC]




MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

     - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.


     - CREDIT AND COUNTERPARTY RISK. This is the risk of default of an issuer of a portfolio security or a derivatives counterparty.


[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.80%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.05%
Total fund operating expenses             0.85%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3
----------------   ------   ------
Class NAV            $87     $271


Day-to-day management to the fund is the responsibility of GMO's U.S. Quantitative Division and no one person is primarily responsible. The senior members of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund are:



Robert Soucy
Sam Wilderman


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

INTRINSIC VALUE FUND

SUBADVISER: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital growth. To pursue this goal, the fund seeks to outperform its benchmark. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

The fund's benchmark is the Russell 1000 Value Index, which measures the performance of stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with lower price-to-book ratios and lower forecasted growth values, and which is independently maintained and published by the Frank Russell Company. The range of capitalizations of companies included in the Russell 1000 Index was $906 million to $381.3 billion as of August 31, 2005.

In managing the portfolio, the subadviser uses proprietary research and multiple quantitative models to seek out stocks it believes are undervalued and have improving fundamentals. Generally, these stocks are trading at prices below what the subadviser believe to be their true fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

[GRAPHIC]




MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

     - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.


     - CREDIT AND COUNTERPARTY RISK. This is the risk of default of an issuer of a portfolio security or a derivatives counterparty.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.78%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.05%
Total fund operating expenses             0.83%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3
----------------   ------   ------
Class NAV           $85      $264

PORTFOLIO MANAGERS


Day-to-day management to the fund is the responsibility of GMO's U.S. Quantitative Division and no one person is primarily responsible. The senior members of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund are:



Robert Soucy
Sam Wilderman


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

LARGE CAP GROWTH FUND

SUBADVISER: Fidelity Management & Research Company ("FMR")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in securities (primarily common stocks) of companies with large market capitalizations. Portfolio securities are selected based on the fundamental analysis of each issuer. Investments may include domestic and foreign issuers, and growth or value stocks or a combination of both.

For purposes of this fund, FMR generally defines large market capitalization companies as those whose market capitalizations are similar to the market capitalizations of companies in the S&P 500 Index ($540 million to $367.4 billion as of August 31, 2005) or the Russell 1000 Index ($906 million to $381.3 billion at August 31, 2005). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalizations are below this level after purchase continue to be considered to have large market capitalizations for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of each index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - INVESTMENT CATEGORY RISK. The fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

     - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.85%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.10%
Total fund operating expenses             0.95%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $97     $301     $523     $1,162

PORTFOLIO MANAGER


The FMR portfolio manager for the fund is:



Joseph Day


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

LARGE CAP FUND

SUBADVISER: UBS Global Asset Management (Americas) Inc. ("UBS")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large capitalization companies. UBS defines large capitalization companies for purposes of the fund as those with a market capitalization range equal to that of the fund's benchmark, the Russell 1000 Index ($906 million to $381.3 billion at August 31, 2005).

Investments in equity securities may include dividend-paying securities, common stock and preferred stock. In general, the fund emphasizes large capitalization stocks, but also may hold small and intermediate capitalization stocks. The fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

In selecting securities, the subadviser focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the subadviser's assessment of what a security is worth. The subadviser will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The fund will invest in companies within its capitalization range as described above. However, the fund may invest a portion of its assets in securities outside this range. Further, if movement in the market price causes a security to change from one capitalization range to another, the fund is not required to dispose of the security.

The subadviser actively manages the portfolio which may, at times, result in a higher than average portfolio turnover ratio.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]




MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - INVESTMENT CATEGORY RISK. The fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

     - ACTIVE PORTFOLIO TRADING RISK. The fund may actively trade portfolio securities, which could increase transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.85%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.08%
Total fund operating expenses             0.93%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $95     $296     $513     $1,140

PORTFOLIO MANAGER


The leader of the UBS investment management team for the fund is:



Thomas J. Digenan


See page __ for subadviser information.

FUND CODES

CLASS NAV   Ticker              JHLPX
            CUSIP               47803X594
            Newspaper
            SEC number
            JH II fund number

LARGE CAP VALUE FUND

SUBADVISER: Fund Asset Management, L.P. (doing business as "Mercury Advisors")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests in a diversified portfolio of equity securities of large cap companies located in the U.S. The fund will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations. The Russell 1000 Value Index, a subset of the Russell 1000 Index, consists of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The fund seeks to achieve its investment objective by investing at least 80% of its net assets in common stocks of large cap companies the subadviser selects from among those that are, at the time of purchase, included in the Russell 1000 Index. As of August 31, 2005, the capitalization range of the Russell 1000 Index was ($906 million to $381.3 billion.

In selecting securities for the portfolio, the subadviser uses a proprietary model that employs three filters in its initial screens: (1) earnings momentum (which is an evaluation of what it believes to be the issuer's prospects for future earnings per share based on the growth and sustainability of earnings over previous periods); (2) earnings surprise (which analyzes an issuer's reported earnings as opposed to those that were anticipated); and (3) valuations based on price-to-earnings and a dividend discount model. The subadviser looks for strong relative earnings growth, preferring growth based on increased productivity and sales to growth resulting from the company's simply revising its pricing structure. A company's stock price relative to its earnings and book value is also examined. If the subadviser believes that a company is overvalued, the company will not be considered as an investment for the fund.

After the initial screening is done, the subadviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the subadviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because the fund will not hold all the stocks in the Russell 1000 Value Index and because a portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the fund is not an "index" fund. In seeking to outperform the relevant benchmark, however, the subadviser reviews potential investments using certain criteria that are based on the securities in the relevant index. These criteria currently include the following:

     -    Relative price to earnings and price to book ratios

     -    Weighted median market capitalization of the portfolio

     - Allocation among the economic sectors of the portfolio as compared to the applicable index

     -    Weighted individual stocks within the applicable index.

The fund may invest up to 10% of its assets in securities of companies organized under the laws of countries other than the U.S. that are traded on foreign securities exchanges or in the foreign over-the-counter markets, including securities of foreign issuers that are represented by American Depositary Receipts ("ADRs"). Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities" for the purpose of the fund's investment allocations. The fund anticipates that it would generally limit its foreign securities investment to ADRs of issuers in developed countries.

The fund may invest in investment grade convertible securities, preferred stocks, illiquid securities, and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the fund may invest. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]




MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.85%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.09%
Total fund operating expenses             0.94%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $96      $300     $521     $1,156

PORTFOLIO MANAGER


The Mercury portfolio manager for the fund is:



Bob Doll, CFA


See page __ for subadviser information and management biographies.

FUND CODES


CLASS NAV   Ticker              JHCLX
            CUSIP               47803V598
            Newspaper
            SEC number
            JH II fund number

QUANTITATIVE ALL CAP FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal circumstances, primarily in equity securities of U.S. companies. The fund will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

MFC Global (U.S.A.) ranks stocks based on financial attributes, including earnings, valuation, growth and momentum using quantitative analysis. (Quantitative analysis is the process of determining the value of a security by examining its numerical, measurable characteristics such as revenues, price, earnings, valuation and growth and by performing statistical and numerical analysis on this characteristic data.) The subadviser will then use fundamental analysis to identify large, mid and small cap companies with strong industry positions, leading market shares, proven management and strong financials. Stocks meeting both fundamental and quantitative analysis will be considered for the fund's portfolio.

The fund may invest to a limited extent in foreign securities and may have exposure to foreign currencies through its investment in these securities, direct holdings of foreign currencies or use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The fund may also invest to a limited extent in fixed-income securities, including money market instruments.

The fund may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objectives of the fund and as permitted by applicable securities legislation: buying futures and S&P Depository Receipts. Such use would include the hedging of significant cash flows into or out of the portfolio.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.


     - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.71%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.07%
Total fund operating expenses             0.78%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $79     $248     $432      $962

PORTFOLIO MANAGERS


The MFC Global (U.S.A.) portfolio managers for the fund are:



Harpreet Singh
Chris Hensen, CFA
Rhonda Chang, CFA
Robert Lutzko, CFA
Brett Hryb, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

QUANTITATIVE VALUE FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks seek long-term capital appreciation. To pursue this goal, the fund invests primarily in large-cap U.S. securities with the potential for long-term growth of capital.

In managing the portfolio, MFC Global (U.S.A.) uses both qualitative and quantitative analysis to determine the best investment values, emphasizing securities that may have been undervalued by the market. Qualitative analysis may include company visits and management interviews while quantitative analysis may include evaluations of financial data, assessment of market share and industry position, and factors such as price-to-earnings ratios, dividend yield, and earnings growth.

The fund may also hold fixed income securities (including cash and cash equivalents) and foreign securities from time to time.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]




MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.70%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.06%
Total fund operating expenses             0.76%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $78     $244     $425      $947

PORTFOLIO MANAGERS


The MFC Global (U.S.A.) portfolio managers for the fund are:



Harpreet Singh
Chris Hensen, CFA
Brett Hryb, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHQVX
            CUSIP               47803X578
            Newspaper
            SEC number
            JH II fund number

STRATEGIC VALUE FUND

SUBADVISER: Massachusetts Financial Services Company ("MFS")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks capital appreciation. To pursue this goal, the fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of companies which MFS believes are undervalued in the market relative to their long term potential.

The equity securities of the companies invested in by the portfolio may be undervalued because they are temporarily out of favor in the market due to:

     -    a decline in the market

     -    poor economic conditions

     - developments that have affected or may affect the issuer of the securities or the issuer's industry; or

     -    the market having overlooked them.

Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The fund's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

The fund also invests in other types of securities, such as fixed income securities, including lower rated securities commonly referred to as junk bonds, and warrants, when relative value make such purchases attractive.

MFS uses a bottom-up, as opposed to a top-down, investment style in managing the fund. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management abilities) performed by the portfolio manager and MFS' large group of equity research analysts.

The fund may invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies. The fund may engage in short sales.

The fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

To meet redemption requests or pending investment of its assets or during unusual market conditions, the fund may place any portion of its assets in:

     - money market instruments (which include commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks, nonconvertible debt securities and short term obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities), and

     -    cash.

When the fund is in a defensive position or awaiting investment of its assets, the ability to achieve its investment objective will be limited.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, its foreign securities risk will be higher.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.85%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.09%
Total fund operating expenses             0.94%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $96     $300     $521     $1,157

PORTFOLIO MANAGERS


The MFS portfolio managers for the fund are:



Kenneth Enright
Alan T. Langsner


See page __ for subadviser information and management biographies.

FUND CODES


CLASS NAV   Ticker              JHSLX
            CUSIP               47803X768
            Newspaper
            SEC number
            JH II fund number

U.S. GLOBAL LEADERS GROWTH FUND

SUBADVISER: Sustainable Growth Advisers, L.P. ("SGA")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, primarily in common stocks of "U.S. Global Leaders."

Under normal market conditions, the fund invests at least 80% of its assets in stocks of companies the subadviser regards as U.S. Global Leaders. The subadviser consider U.S. Global Leaders to be U.S. companies with multi-national operations that exhibit sustainable growth characteristics in that they:

- hold leading market shares of their relevant industries that result in high profit margins and high investment returns; and

- supply consumable products or services so that their revenue streams are recurring.

The subadviser seeks to identify companies with superior long-term earnings prospects and to continue to own them as long as it believes they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace. As a result of SGA's investment strategy, the fund typically invests in large capitalization companies (companies in the capitalization range of the S&P 500 Index).

The fund may invest in other types of equities and foreign stocks.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]



MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - INVESTMENT CATEGORY RISK. The fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

     - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.71%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.07%
Total fund operating expenses             0.78%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $80     $250     $435      $969

PORTFOLIO MANAGERS


The SGA portfolio managers for the fund are:



George P. Fraise
Gordon M. Marchand
Robert L. Rohn


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHGUX
            CUSIP               47803X727
            Newspaper
            SEC number
            JH II fund number

U.S. MULTI SECTOR FUND

SUBADVISER: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks long term capital appreciations. To pursue this goal, the fund normally invests in securities in the Wilshire 5000 Stock Index, an independently maintained and published equity index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The fund normally invests at least 80% of its assets in investments tied economically to the U.S.


The fund's benchmark is the Russell 3000 Index, an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of August 31, 2005, the market capitalizations of companies included in the Russell 3000 Index ranged from $58 million to $381.3 billion.

In managing the portfolio, GMO uses proprietary research and quantitative models to determine the fund's selections of securities. These models use rolling 7-year forecasts of relative value and risk among the major sectors in the U.S. equity market (large cap value, large cap growth, large cap core, small cap value, small cap growth, and real estate/REIT) in which the fund invests.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]



MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - INVESTMENT CATEGORY RISK. The fund's strategy of investing in growth stocks carries the risk that in certain markets growth stocks will underperform value stocks. Similarly, the fund's strategy of investing in value stocks carries the risk that in certain markets value stocks will underperform growth stocks.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - REAL ESTATE SECURITIES RISK. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependant on management skills and generally are not diversified. They could also fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions under the 1940 Act. Mortgage REITs may be affected by the quality of any credit extended.

     - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.


     - FOCUSED INVESTMENT RISK. The fund may have increased risk from focusing its investments in a limited number of countries, regions, companies or industries with high positive correlation to one another. Such a concentration means the fund may be particularly vulnerable to events affecting such countries, regions, companies or industries.



     - CREDIT AND COUNTERPARTY RISK. This is the risk of default of an issuer of a portfolio security or a derivatives counterparty.



     - LIQUIDITY RISK. The fund's ability to sell securities may be adversely affected by a limited market or legal restrictions.


[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.76%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.05%
Total fund operating expenses             0.81%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3
----------------   ------   ------
Class NAV            $83     $259

PORTFOLIO MANAGERS


Day-to-day management of the fund is the responsibility of GMO's U.S. Quantitative Division and no one person is primarily responsible. The senior members of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund are:



Robert Soucy
Sam Wilderman


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHUMX
            CUSIP               47803X487
            Newspaper
            SEC number
            JH II fund number

VALUE & RESTRUCTURING FUND

SUBADVISER: United States Trust Company ("U.S. Trust")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund invests primarily (at least 65% of its assets) in common stocks of U.S. and, to a lesser extent, foreign companies whose share prices, in the opinion of the subadviser, do not reflect the economic value of company assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight true company values.

In choosing investments for the fund, U.S. Trust looks for companies as to which restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations (including investing in companies that have filed for protection from creditors under the U.S. Bankruptcy Code), will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the fund, and the fund invests in a diversified group of companies across a number of different industries.

U.S. Trust will consider selling an investment of the fund if it determines that the investment is overpriced or if a particular investment or group of investments in the same industry is dominating the fund's portfolio.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]



MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - INVESTMENT CATEGORY RISK. The fund's strategy of investing in companies that the subadviser believes will benefit from restructuring or redeployment of assets carries the risk that an anticipated restructuring or business combination may fail to occur or may occur and fail to produce reasonably anticipated benefits. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. Moreover, since the fund invests in common stock of such companies, its subordinated position to the holders of preferred stock and company creditors may result in a company's funds being exhausted before any payments are made to the fund.

     - INVESTMENT CATEGORY RISK. The fund's strategy of investing in value stocks carries the risk that in certain markets value stocks will underperform growth stocks.

     - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.85%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.05%
Total fund operating expenses             0.90%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3
----------------   ------   ------
Class NAV            $92     $288

PORTFOLIO MANAGERS


The U.S. Trust portfolio managers for the fund are:



David J. Williams (primary responsibility)
Timothy Evnin
John McDermott


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHVSX
            CUSIP               47803X511
            Newspaper
            SEC number
            JH II fund number

                               INTERNATIONAL FUNDS

GLOBAL FUND

SUBADVISER: Templeton Global Advisors Limited ("Templeton Global")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies located anywhere in the world, including emerging markets. The fund will invest at least 65% of its total assets in issuers located in at least three different countries (including the U.S.).

Equity securities include common stocks and preferred stocks. The fund also invests in American, European and Global Depositary Receipts. These are certificates issued typically by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. The fund may from time to time have significant investments in one or more countries or in particular sectors such as technology (including computer hardware and software, electronics, and telecommunications) and financial institutions.

Depending upon current market conditions, the fund generally invests a portion of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.

The fund may use swap agreements as a derivative strategy to protect its assets, implement a cash or tax management strategy or enhance its returns. The fund may invest up to 5% of its total assets in swap agreements. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. Please see "Hedging and Other Strategic Transactions -- Swaps, Caps, Floors and Collars" in the Statement of Additional Information for further information.

When choosing equity investments for the fund, the subadviser applies a "bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the subadviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers and analyzes various measure related to stock valuation, such as a company's price/cash flow ratio, price/earnings ratio, profit margins and liquidation value.

To meet redemption requests or pending investment of its assets or during unusual market conditions, the fund may invest primarily in cash, cash equivalents, money market securities or other short-term debt securities. When the fund is in a defensive position or awaiting investment of its assets, the ability to achieve its investment objective will be limited.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                           0.85%(b)
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.19%
Total fund operating expenses            1.04%(b)

----------
(a)  Based on estimated amounts for the current fiscal year.

(b) The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. If such reimbursement were reflected in the table, "Management fee" and Total fund operating expenses" would be, respectively, 0.80% and 0.99%. This voluntary expense reimbursement may be terminated any time.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $106     $332     $576     $1,276

PORTFOLIO MANAGERS


The Templeton Global portfolio managers of the fund are:



Jeffrey A. Everett, CFA (team leader)
Murdo Murchison, CFA
Lisa Myers, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

INTERNATIONAL GROWTH FUND

SUBADVISER: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks high long term capital appreciations. To pursue this goal, the fund seeks to outperform its benchmark. The fund typically invests in a diversified portfolio of equity investments from developed markets throughout the world.


The subadviser, using proprietary research and multiple quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The subadviser applies quantitative and fundamental investment principles to select growth stocks it believes have improving fundamentals and prices that reflect the relevant market's discount to their franchise value. The subadviser maintains diversification across countries, and tilts the fund's portfolio in favor of countries that it believes have the highest growth prospects or are most undervalued. The subadviser also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the fund. However, the fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The fund also may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

Benchmark. The fund's benchmark is the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index, an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of US $100 million), representing the top 80% of available capital of the BMI in each country and including about 25% of the BMI issues.

[GRAPHIC]



MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.


     - CREDIT AND COUNTERPARTY RISK. This is the risk of default of an issuer of a portfolio security or a derivatives counterparty.



     - LIQUIDITY RISK. The fund's ability to sell securities may be adversely affected by a limited market or legal restrictions.


[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.90%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.13%
Total fund operating expenses             1.03%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3
----------------   ------   ------
Class NAV           $105     $329

PORTFOLIO MANAGER


Day-to-day management of the fund is the responsibility of GMO's International Quantitative Division and no one person is primarily responsible. The senior member of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund is:



Dr. Thomas Hancock


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

INTERNATIONAL OPPORTUNITIES FUND

SUBADVISER: Marsico Capital Management, LLC ("Marsico")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, at least 65% of its assets in common stocks of foreign companies that are selected for their long-term growth potential. The fund may invest in companies of any size throughout the world. The portfolio normally invests in issuers from at least three different countries not including the U.S. The fund may invest in common stocks of companies operating in emerging markets.

The fund uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the subadviser may examine such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, the subadviser identifies sectors, industries and companies that it believes may benefit from the overall trends that the subadviser has observed.

The subadviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, the subadviser may focus on any of a number of different attributes including the company's specific market expertise or dominances, its franchise durability and pricing power, solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, use of conservative accounting standards and transparent financial disclosure), strong and ethical management, apparent commitment to shareholder interests, and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the subadviser may visit with various levels of a company's management as well as with its customers, suppliers and competitors. The subadviser may also prepare detailed earnings and cash flow models of some companies. These models enable the subadviser to attempt to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to seek to replicate and describe a company's past, present and projected future performance. The models generally include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

The subadviser may reduce a position in or sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, when the subadviser finds other, more attractive opportunities, or for other reasons.

Primarily for hedging purposes, the fund may use options (including options on securities and securities indices), futures, and foreign currency forward contracts.

Under normal market conditions, the fund may invest up to 10% of its total assets in all types of fixed income securities and up to an additional 5% of its total assets in high-yield bonds and mortgage and asset-backed securities. The fund may also invest in the securities of other investment companies to a limited extent, and would intend to do so primarily for cash management purposes.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

     - PREPAYMENT RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage related securities to be paid off substantially earlier than expected.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.97%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.14%
Total fund operating expenses             1.11%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $113     $354     $613     $1,355

PORTFOLIO MANAGER

Marsico's portfolio manager for the fund is:



James G. Gendelman


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHIOX
            CUSIP               47803X610
            Newspaper
            SEC number
            JH II fund number

INTERNATIONAL SMALL CAP FUND

SUBADVISER: Templeton Investment Counsel, LLC ("Templeton")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund invests primarily in the common stocks of smaller companies outside the U.S. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $4 billion or less ("small company securities").

The fund may invest in small company securities in emerging markets. In some emerging markets, the fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The fund may also invest a portion of its assets in the equity securities of larger foreign companies.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which are what they can be converted into).

The fund may invest more than 25% of its assets in the securities of companies located in any one country. At least 65% of the fund's total assets will normally be invested in foreign securities representing a minimum of three countries other than the U.S.

When choosing equity investments for the fund, Templeton applies a "bottom up", value-oriented, long-term approach, focusing on the market price of a company's securities relative to Templeton's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers a company's price/earnings ratio, profits margins and liquidation value.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invest in emerging markets, its foreign securities risk will be higher.

     - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.92%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.16%
Total fund operating expenses             1.08%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $110     $344     $597     $1,320

PORTFOLIO MANAGERS


The Templeton portfolio managers for the fund are:



Tucker Scott, CFA
Cindy Sweeting, CFA
Simon Rudolph


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHISX
            CUSIP               47803V697
            Newspaper
            SEC number
            JH II fund number

INTERNATIONAL STOCK FUND

SUBADVISER: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to achieve high total return by outperforming its benchmark. To pursue this goal, the fund typically invests in a diversified portfolio of equity investments from developed markets other than the U.S. Under normal circumstances, the fund invests at least 80% of its assets in equity investments.

The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

     Stocks -- valuation, firm quality, and improving fundamentals;

     Countries -- stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness; and

     Currencies -- export and producer price parity, balance of payments, and interest rate differentials.

The factors considered by the subadviser and the models used may change over time. In using these models to construct the fund's portfolio, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks. The subadviser seeks to manage the fund's exposure to market capitalization categories (e.g., small cap, mid cap, and large cap) relative to the fund's benchmark.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may invest in derivatives (investments whose value is based on securities, indexes or currencies) and may manage risk by implementing shifts in investment exposure. The fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the fund's net assets. However, the fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The fund also may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

Benchmark. The fund's benchmark is the is the MSCI EAFE (Europe, Australasia and Far East) Index ("MSCI EAFE Index"), a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.89%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.13%
Total fund operating expenses             1.02%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $104     $325     $564     $1,249

PORTFOLIO MANAGER


Day-to-day management of the fund is the responsibility of GMO's International Quantitative Division and no one person is primarily responsible. The senior member of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund is:



Dr. Thomas Hancock


See page __ for subadviser information.

FUND CODES

CLASS NAV   Ticker              JHILX
            CUSIP               47803V671
            Newspaper
            SEC number
            JH II fund number

INTERNATIONAL VALUE FUND

SUBADVISER: Templeton Investment Counsel, LLC ("Templeton")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, primarily in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks. The fund also invests in American, European and Global Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Depending upon current market conditions, the fund generally invests up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. Debt securities include bonds, notes and debentures.

Templeton's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, Templeton will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

The fund does not currently intend to use any of the investment strategies referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, its foreign securities risk will be higher.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                          0.82% (b)
Distribution and service (12b-1) fees     --
Other expenses (a)                      0.11%
Total fund operating expenses           0.93% (b)

----------
(a)  Based on estimated amounts for the current fiscal year.

(b) The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. If such reimbursement were reflected in the table, "Management fee" and Total fund operating expenses" would be, respectively, 0.80% and 0.91%. This voluntary expense reimbursement may be terminated any time.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $95     $297     $516     $1,146

PORTFOLIO MANAGERS


The Templeton portfolio managers for the fund are:



Tucker Scott, CFA (team leader)
Cindy L. Sweeting, CFA
Antonio T. Docal, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHVIX
            CUSIP               47803V655
            Newspaper
            SEC number
            JH II fund number

PACIFIC RIM FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to achieve long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks and equity-related securities of companies in countries located in the Pacific Rim region. Current income from dividends and interest will not be an important consideration in the selection of portfolio securities.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region that have attractive long-term prospects for growth of capital. Equity-related securities in which the fund may invest include: (i) preferred stocks, (ii) warrants and (iii) securities convertible into or exchangeable for common stocks. The fund may also invest up to 20% of its assets in countries outside the Pacific Rim region. The countries of the Pacific Rim region are: Australia, China, India, Indonesia, Hong Kong, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan and Thailand.

MFC Global (U.S.A.)'s decision to invest in a particular country or particular region will be based upon its evaluation of political, economic and market trends in the country or region and throughout the world. MFC Global (U.S.A.) will shift investments among countries and the world's capital markets in accordance with its ongoing analyses of trends and developments affecting such markets and securities.

To meet redemption requests or pending investment of its assets or during unusual market conditions, the fund may invest all or a portion of its assets in non-convertible, fixed income securities and cash and cash equivalents. These investments may be denominated in either U.S. or non-U.S. dollars. These securities may include debt of corporations, foreign governments and supranational organizations. To the extent the fund is in a defensive position, the ability to achieve its investment objective will be limited.

The fund may also purchase and sell the following equity-related financial instruments:

     -    exchange-listed call and put options on equity indices,

     -    over-the-counter ("OTC") and exchange-listed equity index futures,

     - OTC and exchange-listed call and put options on currencies in the portfolio, and

     -    OTC foreign currency futures contracts on currencies in the portfolio.

A call option gives the holder the right to buy shares of the underlying security at a fixed price before a specified date in the future. A put option gives the holder the right to sell a specified number of shares of the underlying security at a particular price within a specified time period. See "Hedging and Other Strategic Transactions" in the Statement of Additional Information for further information on these investment strategies.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.80%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.33%
Total fund operating expenses             1.13%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $116     $360     $624     $1,379

PORTFOLIO MANAGER


The MFC Global (U.S.A.) portfolio managers for the fund are:



Seton Lor
Pauline Dan


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

                               FIXED-INCOME FUNDS

ACTIVE BOND FUND

SUBADVISERS: Declaration Management and Research LLC ("Declaration")
             John Hancock Advisers, LLC ("John Hancock Advisers")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks income and capital appreciation. To pursue this goal, the fund, an intermediate term bond fund, normally invests at least 80% of its assets in a diversified mix of debt securities and instruments including, but not limited to: U.S. Treasury and agency securities; asset-backed securities and mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities and collateralized mortgage offerings; corporate bonds, both U.S. and foreign; and foreign government and agency securities.

The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund's portfolio. The fund will be rebalanced quarterly so that each subadviser manages the following portion of the portfolio: 65% Declaration; and 35% John Hancock Advisers. These percentages are approximate. Since the fund is only rebalanced quarterly, the actual portion of the portfolio managed by each subdaviser will vary during the quarter. This allocation methodology may change in the future.

Declaration: In managing its portion of the portfolio, Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based on market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities. This portion of the portfolio normally has no more than 10% of its assets in high yield bonds, invests in foreign securities only if U.S. dollar denominated and has an average credit rating of "A" or "AA." Except as otherwise stated below, this portion of the portfolio normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

John Hancock Advisers: In managing its portion of the portfolio, John Hancock Advisers uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. The subadviser tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. This portion of the portfolio normally has no more than 25% of its assets in high yield bonds and may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. This portion of the portfolio normally has an average credit rating of "A" or "AA." Except as otherwise stated below, this portion of the portfolio normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

The fund's turnover rate will generally exceed 100%.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

     - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

     - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - ACTIVE PORTFOLIO TRADING RISK. The fund may actively trade portfolio securities, which could increase transaction costs (thus lowering performance) and increase your taxable distributions.

     - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause its mortgage related or other asset-backed securities to be paid off substantially earlier than expected.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.60%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.07%
Total fund operating expenses             0.67%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $68     $214     $373      $835

PORTFOLIO MANAGERS


The Declaration portfolio managers for the fund are:



James E. Shallcross
Peter Farley



The John Hancock Advisers portfolio managers for the fund are:



Howard C. Greene, CFA
Benjamin A. Matthews
Barry C. Evans, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHADX
            CUSIP               47803V101
            Newspaper
            SEC number
            JH II fund number

CORE BOND FUND

SUBADVISER: Wells Fargo Fund Management ("Wells Fargo")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks total return consisting of income and capital appreciation. To pursue this goal, the fund invests, under normal market conditions, in a broad range of investment-grade debt securities, including: U.S. Government obligations, corporate bonds, mortgage- and other asset-backed securities and money market instruments. The subadviser invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the fund may also invest in unrated bonds that the subadviser believes are comparable to investment-grade debt securities. Under normal circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

Wells Fargo normally invests:

-    at least 80% of the fund's assets in bonds;

-    at least 80% of the total assets in investment-grade debt securities;

- up to 25% of the total assets in asset-backed securities, other than mortgage-backed securities;

- up to 20% of total assets in dollar-denominated obligations of foreign issuers; and

-    up to 10% of the total assets in stripped mortgage-backed securities.

As part of a mortgage-backed securities investment strategy, the fund may enter into dollar rolls. The fund may also enter into reverse repurchase agreements to enhance return.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

[GRAPHIC]




MAIN RISKS

     - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

     - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

     - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage-related securities or stripped mortgage-backed securities to be paid off substantially earlier than expected.

     - PORTFOLIO DURATION RISK. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.67%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.08%
Total fund operating expenses             0.75%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $76     $239     $415      $926

PORTFOLIO MANAGERS


The Wells Fargo portfolio managers for the fund are:



William Stevens
Marie Chandoha


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHCDX
            CUSIP               47803X636
            Newspaper
            SEC number
            JH II fund number

GLOBAL BOND FUND

SUBADVISER: Pacific Investment Management Company LLC ("PIMCO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to realize maximum total return, consistent with preservation of capital and prudent investment management. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities. These include fixed-income securities denominated in major foreign currencies and in U.S. dollars. The fund may also invest in baskets of foreign currencies (such as the euro) and the U.S. dollar.

These securities may be represented by futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. Depending on PIMCO's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the U.S. will normally vary between 25% and 75% of the portfolio's assets. The fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated "B" or higher by Moody's or Standard & Poor's (or, if unrated, determined by PIMCO to be of comparable quality). The average portfolio duration of the fund will normally vary within a three to seven year time frame. (Duration is a measure of the expected life of a fixed income security on a present value basis.)

In selecting securities for the fund, PIMCO utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on PIMCO's outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

- securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

- corporate debt securities, including convertible securities and corporate commercial paper;

-    mortgage-backed and other asset-backed securities;

-    inflation-indexed bonds issued by both governments and corporations;

-    structured notes, including hybrid or "indexed" securities,

-    event-linked bonds;

-    loan participations;

-    delayed funding loan and revolving credit facilities;

-    bank certificates of deposit, fixed time deposits and bankers' acceptances;

- debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

-    repurchase agreements and reverse repurchase agreements;

- obligations of foreign governments or their subdivisions, agencies and instrumentalities; and

-    obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund may:

- purchase and sell options on domestic and foreign securities, securities indexes and currencies,

-    purchase and sell futures and options on futures,

-    purchase and sell currency or securities on a forward basis,

- enter into interest rate, index, equity, credit default swaps and currency rate swap agreements.

The fund may use the above-mentioned strategies to obtain market exposure to the securities in which the portfolio primarily invests and to hedge currency risk. See "Hedging and Other Strategic Transactions" for further information on these investment strategies.


In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]




MAIN RISKS

     - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.


     - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.


     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.70%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.09%
Total fund operating expenses             0.79%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $81     $253     $440      $980

PORTFOLIO MANAGER


The PIMCO portfolio manager for the fund is:



Sudi Mariappa


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHGDX
            CUSIP               47803V754
            Newspaper
            SEC number
            JH II fund number

HIGH YIELD FUND

SUBADVISER: Salomon Brothers Asset Management Inc. ("SaBAM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To pursue this goal, the fund invests, under normal market conditions, at least 80% of it's net assets (plus any borrowings for investment purposes) in high yield securities, including corporate bonds, preferred stocks, U.S. Government securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by SaBAM to be of equivalent quality): "Ba" through "C" by Moody's and "BB" through "D" by Standard & Poor's.

Securities rated less than "Baa" by Moody's or "BBB" by Standard & Poor's are classified as non-investment grade securities and are commonly referred to as "junk bonds." The fund may also invest in investment grade securities.

The fund may invest in foreign bonds and other fixed-income securities denominated in foreign currencies, when, in the opinion of SaBAM, the combination of current yield and currency value offers attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. SaBAM may utilize futures, swaps and other derivatives in managing the portfolio.

The fund may also invest in fixed- and floating-rate loans, which generally will be loan participations and assignments of such loans.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.


     - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.


     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

     - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage related securities to be paid off substantially earlier than expected.

     - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.66%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.06%
Total fund operating expenses             0.72%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $73     $229     $398      $889

PORTFOLIO MANAGERS


The members of SaBAM's Fixed Income Team for the fund are:



Peter Wilby, CFA
Beth Semmel, CFA
Thomas Flanagan, CFA
James Craige, CFA
John Madden


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHHDX
            CUSIP               47803V739
            Newspaper
            SEC number
            JH II fund number

INVESTMENT QUALITY BOND FUND

SUBADVISER: Wellington Management Company, LLP ("Wellington Management")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to provide a high level of current income consistent with the maintenance of principle and liquidity. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

Wellington Management's investment decisions derive from a three-pronged analysis, including:

-    sector analysis,

-    credit research, and

-    call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by Wellington Management, such as call protection (payment guarantees), an issuer's industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall portfolio. Factors considered include:

-    relative valuation of available alternatives,

-    impact on portfolio yield, quality and liquidity, and

-    impact on portfolio maturity and sector weights.

Wellington Management attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the fund's assets are invested in bonds and debentures, including:

- marketable investment grade debt securities of U.S. and foreign issuers (payable in U.S. dollars) rated at the time of purchase "Baa" or higher by Moody's or "BBB" or higher by Standard & Poor's (or, if unrated, of comparable quality as determined by Wellington Management), including privately placed debt securities, asset-backed securities and commercial mortgage-backed securities;

- securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities; and

- cash and cash equivalent securities which are authorized for purchase by the Money Market Trust.

- up to 20% of the portfolio's assets in non-U.S. dollar fixed income securities including up to 5% emerging market fixed income securities.

The balance (no more than 20%) of the fund's assets may be invested in below investment grade bonds and other securities including privately placed debt securities and commercial mortgage-backed securities:

- U.S. and foreign debt securities rated "Ba" or lower by Moody's or "BB" or lower by Standard & Poor's (and unrated securities of comparable quality as determined by Wellington Management),

-    preferred stocks,

-    convertible securities (including those issued in the Euromarket),

-    securities carrying warrants to purchase equity securities, and

- non-U.S. dollar fixed income securities subject to the 20% limit set forth above.

In pursuing its investment objective, the fund may invest up to 20% of its assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as "junk bonds"). These instruments are rated "Ba" or below by Moody's or "BB" or below by Standard & Poor's (or, if unrated, are deemed of comparable quality as determined by Wellington Management). No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to exceed this 20% maximum.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

     - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

     - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.60%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.09%
Total fund operating expenses             0.69%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $70     $221     $384      $859

PORTFOLIO MANAGERS


The Wellington Management portfolio managers for the fund are:



Thomas L. Pappas, CFA

Richard T. Crawford, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHQBX
            CUSIP               47803V630
            Newspaper
            SEC number
            JH II fund number

MONEY MARKET FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to obtain maximum current income consistent with preservation of principal and liquidity. To pursue this goal, the fund invests in high quality, U.S. dollar denominated money market instruments.

MFC Global (U.S.A.) may invest the fund's assets in high quality, U.S. dollar denominated money market instruments of the following types:

     - Obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress ("U.S. Government Securities"), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);

     - Certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers' acceptances of U.S. banks, foreign branches of U.S. banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such back obligations is insured by the Federal Deposit Insurance Corporation of the Saving Association Insurance Fund);

     - Commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest credit rating categories by any NRSRO (such as "P-1" or "P-2" by Moody's or "A-1" or "A-2" by Standard & Poor's) or, if not rated, is issued by a company which the subadviser, acting pursuant to guidelines established by the Fund's Board of Trustees, has determined to be of minimal credit risk and comparable quality;

     - Corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as "Aa" or higher by Standard & Poor's);

     -    Short-term obligations issued by state and local governmental issuers;

     - Securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and

     - Repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. MFC Global (U.S.A.) monitors the creditworthiness of the note issuer and its earning power and cash flow. MFC Global (U.S.A.) will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund's investments will mature in 397 days or less and the portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the Fund's Board of Trustees determines to present minimal credit risks and which at the time of purchase are "eligible securities" as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The fund also intends to maintain, to the extent practicable, a constant per share net asset value of $10.00. There is no assurance that the fund will be able to do so.

The fund may invest up to 20% of its assets in any of the U.S. dollar denominated foreign securities described above. The fund is not authorized to enter into mortgage dollar rolls or warrants.

The fund is not authorized to use any of the various investment strategies referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

[GRAPHIC]




MAIN RISKS

     - MONEY MARKET RISK. The fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the fund seeks to preserve the value of the shareholder's investment at $10.00 per share, it is possible to lose money by investing in the fund. For example, the fund could lose money if a portfolio security is downgraded and must be sold at less than its the cost.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.48%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.04%
Total fund operating expenses             0.52%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $53     $167     $291      $653

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

REAL RETURN BOND FUND

SUBADVISER: Pacific Investment Management Company LLC ("PIMCO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. To pursue this goal, the fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The average portfolio duration of the fund normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index.

The fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (commonly known as "junk bonds") rated "B" or higher by Moody's or Standard & Poor's, or, if unrated, determined by PIMCO to be of comparable quality.

The fund may also invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The fund may also lend its portfolio securities to brokers, dealers, and other financial institutions to earn income and may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

     - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.70%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.05%
Total fund operating expenses             0.75%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $77     $240     $418      $933

PORTFOLIO MANAGER


The PIMCO portfolio manager for the fund is:



John B. Brynjolfsson, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHRRX
            CUSIP               47803X602
            Newspaper
            SEC number
            JH II fund number

SHORT-TERM BOND FUND

SUBADVISER: Declaration Management & Research LLC ("Declaration")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks income and capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in a diversified mix of debt securities and instruments, including but not limited to: U.S. Treasury and Agency securities; asset-backed securities and mortgage-backed securities including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage offerings ("CMOs"); corporate bonds, both U.S. and foreign (if dollar denominated); and foreign governmental and agency securities (if dollar denominated).

The subadviser evaluates specific bonds and bond sectors using a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are believed to be attractively priced based upon market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

The portfolio normally has:

-    An average credit quality rating of "A" or "AA";

-    A weighted average effective maturity between one and three years; and

-    No more than 15% of its assets in high yield bonds;

The fund may have significant exposure to derivatives (investments whose value is based on indices or other securities), such as forwards, futures, options and swaps. The subadviser actively uses derivatives to manage the average maturity and interest rate sensitivity of the fund. Currency management strategies are primarily used for hedging purposes and to protect against changes in foreign currency exchange rates.

The fund's turnover rate will generally exceed 100%.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

The fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

     - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

     - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - PORTFOLIO DURATION RISK. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

     - ACTIVE PORTFOLIO TRADING RISK. The fund may actively trade portfolio securities, which could increase transaction costs (thus lowering performance) and increase your taxable distributions.

     - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage-related or other asset-backed securities to be paid off substantially earlier than expected.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

     - CONCENTRATION RISK. To the extent the fund invests in securities of a relatively small number of issuers, it could experience more volatile performance relative to funds that invest in a larger number of issuers.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.59%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.47%
Total fund operating expenses             1.06%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $108     $338     $587     $1,298

PORTFOLIO MANAGERS


The Declaration portfolio managers for the fund are:



James E. Shallcross
Peter Farley


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

SPECTRUM INCOME FUND

SUBADVISER: T. Rowe Price Associates, Inc. ("T. Rowe Price")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a high level of current income with moderate share price fluctuation. To pursue this goal, the fund diversifies its assets widely among market segments. The fund seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

The fund normally invests in a diversified portfolio of domestic and international bonds which are chosen across the entire spectrum of government, corporate and mortgage-backed bonds. The fund will also seek equity income through investments in dividend-paying stocks. Cash reserves will be invested in money market securities and shares of T. Rowe Price money market funds.


Fixed-income securities may be of short-, intermediate- and long-term maturities, and will comprise a range of credit qualities with either fixed or floating interest rates. The fund's fixed-income investments will typically include investment grade corporate securities and asset-backed and mortgage-related securities, and there is no limit on the fund's investments in these securities. Mortgage-related investments could include mortgage dollar rolls and investments in more volatile stripped mortgage securities and collateralized mortgage obligations (CMOs). The fund may invest a substantial portion (up to 40% of its total assets) in below-investment grade fixed income securities (or if unrated, of equivalent quality as determined by T. Rowe Price), commonly known as "junk bonds." Junk bonds involve a higher degree of credit risk and price volatility than other higher-rated fixed income securities. The fund may invest in U.S. government securities and municipal securities (including Treasury Inflations Protected Securities or "TIPS"), GNMAs, and other agency-related fixed income securities, and there is no limit on the portfolio's investment in these securities. The fund may also invest up to 45% of its total assets in foreign government and emerging market fixed income securities (excluding Yankee bonds). Foreign currency forwards and futures may be used to protect the fund's foreign securities from adverse currency movements relative to the U.S. dollar, as well as to gain exposure to currencies and markets expected to increase or decrease in value relative to other securities.


Individual fixed income securities are selected by a team of T. Rowe Price portfolio managers using the firm's fundamental research and credit analysis. In evaluating fixed income securities, the portfolio managers will consider a variety of factors including the issuer's financial condition and operating history, the depth and quality of its management, and its sensitivities to economic conditions. Portfolio managers will also consider the issuer's debt levels and ability to service its outstanding debt, its access to capital markets and external factors such as the economic and political conditions in the issuer's country.


The fund's equity investments, which will be limited to 40% of total assets, will be selected using a value-oriented investment strategy with a focus on large-cap, dividend-paying common stocks. Preferred stocks and securities convertible into equity securities may also be purchased. T. Rowe Price may invest in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. Other than the specific investment limits described above, there is no minimum or maximum percentage of assets which T. Rowe Price will invest in any particular type of fixed income security. In managing the fund, T. Rowe Price may vary the allocation of the portfolio's assets to a particular market segment based on their outlook for, and on the relative valuations of these market segments. When adjusting the allocations to the various markets, T. Rowe Price may also weigh such factors as the outlook for the economy and market conditions, both on a global and local (country) basis, corporate earnings, and the yield advantages of one fixed income sector over another. Maturities of the fund's fixed income investments reflect the manager's outlook for interest rates.


The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing its investment strategy, T. Rowe Price has the discretion to purchase some securities that do not meet the fund's normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons including a change in management, a debt restructuring or other extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.



The fund may also hold a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories or equivalent as determined by the subadviser, maturing in one year or less.


The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]




MAIN RISKS

     - INTEREST RATE RISK. The funds invests in fixed-income securities which are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

     - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

     - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, its foreign securities risk will be higher.

     - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage-backed securities to be paid off substantially earlier than expected.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee (a)                        0.74%
Distribution and service (12b-1) fees       --
Other expenses (b)                        0.06%
Total fund operating expenses (a)         0.80%

----------
(a) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund and Spectrum Income Fund. The waiver is based on the combined assets of these funds and the following series of John Hancock Trust: the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Science & Technology Trust, Small Company Value Trust and Spectrum Income Trust. The percentage fee reduction, which applies to the advisory fee of each fund, is increased once these combined assets exceed specified amounts. If this waiver were reflected in the table, the advisory fee and the total fund operating expenses for the fund would be 0.71% and 0.77%, respectively. This voluntary waiver may be terminated at any time.

(b)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3
----------------   ------   ------
Class NAV            $82     $256

PORTFOLIO MANAGER


The chair of T. Rowe Price's Investment Advisory Committee for the fund is:



Edmund M. Notzon, III



The Committee members with the most significant responsibilities for managing the fund's assets are:



Daniel O. Shackelford, CFA
Mark J. Vaselkiv
Ian Kelson
Brian Rogers, CFA, CIC
Connie Bavely, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHSTX
            CUSIP               47803X537
            Newspaper
            SEC number
            JH II fund number

STRATEGIC BOND FUND

SUBADVISER: Salomon Brothers Asset Management Inc. ("SaBAM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a high level of total return consistent with preservation of capital. To pursue this goal, the fund invests, under normal market conditions, at least 80% of it's net assets (plus any borrowings for investment purposes) in fixed-income securities.

The fund's assets may be allocated among the following five sectors of the fixed-income market: (i) U.S. Government obligations; (ii) investment grade domestic corporate fixed-income securities; (iii) below investment grade or non-investment grade high yield corporate fixed-income securities; (iv) mortgage-backed and asset-backed securities; and (v) investment grade and below investment grade or non-investment grade high yield international fixed-income securities.

The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by SaBAM. Below investment grade securities are commonly referred to as "junk bonds".

SaBAM will determine the amount of assets to be allocated to each type of security based on its assessment of the maximum level of total return that can be achieved from a portfolio which is invested in these securities without incurring undue risks to principal value. The allocation decisions are based on SaBAM's analysis of current economic and market conditions and the relative risks and opportunities presented in these markets.

In making this determination, SaBAM relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security. SaBAM also relies on its own assessment of economic and market conditions both on a global and local (country) basis. SaBAM considers economic factors including current and projected levels of growth and inflation, balance of payment status and monetary policy. The allocation of assets to international debt securities is further influenced by current and expected currency relationships and political and sovereign factors. The fund's assets may not always be allocated to the highest yielding securities if SaBAM believes that such investments would impair the fund's ability to preserve shareholder capital. SaBAM will continuously review this allocation of assets and make such adjustments as it deems appropriate. The fund does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed income security.

The types and characteristics of the U.S. government obligations, mortgage-backed and asset-backed securities, investment grade corporate fixed income securities and investment grade international fixed income securities purchased by the fund are set forth in the discussion of investment objectives and policies for the Investment Quality Bond, U.S. Government Securities and Global Bond Funds, and in the section entitled "Other Instruments" in the Statement of Additional Information. The types and characteristics of the money market securities purchased by the fund are set forth in the discussion of investment objectives of the Money Market Fund. Potential investors should review these other discussions in considering an investment in shares of the fund. The fund may invest without limitation in high yield domestic and foreign fixed income securities and up to 100% of its assets may be invested in foreign securities. SaBAM has discretion to select the range of maturities of the various fixed income securities in which the fund invests. Such maturities may vary substantially from time to time depending on economic and market conditions.

The high yield sovereign fixed income securities in which the fund may invest are U.S. dollar-denominated and non-dollar-denominated fixed income securities issued or guaranteed by governments or governmental entities of developing and emerging countries. SaBAM expects that these countries will consist primarily of those which have issued or have announced plans to issue Brady Bonds, but the fund is not limited to investing in the debt of such countries. Brady Bonds are debt securities issued under the framework of the Brady Plan.

Although SaBAM does not anticipate investing in excess of 75% of the fund's assets in domestic and developing country fixed income securities that are rated below investment grade, the fund may invest a greater percentage in such securities when, in the opinion of the SaBAM, the yield available from such securities outweighs their additional risks. By investing a portion of the fund's assets in securities rated below investment grade, as well as through investments in mortgage-backed securities and international debt securities, as described below, SaBAM seeks to provide investors with a higher yield than a high-quality domestic corporate bond fund with less risk than a fund that invests principally in securities rated below investment grade. Certain of the debt securities in which the fund may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody's or Standard & Poor's (i.e., rated "C" by Moody's or "CCC" or lower by Standard & Poor's).

In light of the risks associated with investing in high yield corporate and sovereign debt securities, SaBAM considers various factors in evaluating the credit worthiness of an issue. These factors will typically include:

      CORPORATE DEBT SECURITIES                SOVEREIGN DEBT INSTRUMENTS
      -------------------------                --------------------------
     -    issuer's financial            -    economic and political conditions
          condition                          within the issuer's country

     -    issuer's sensitivity to       -    issuer's external and overall debt
          economic conditions and            levels, and its ability to pay
          trends                             principal and interest when due

     -    issuer's operating history    -    issuer's access to capital markets
                                             and other sources of funding

     -    experience and track record   -    issuer's debt service payment
          of the issuer's management         history

SaBAM also reviews the ratings, if any, assigned to a security by any recognized rating agencies, although its judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The portfolio's ability to achieve its investment objective may be more dependent on SaBAM's credit analysis than would be the case if it invested in higher quality debt securities.

The fund may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

     - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

     - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage-related or other asset-backed securities to be paid off substantially earlier than expected.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

     - MANAGER RISK. If the subadviser's investment strategies do not perform as expected, the fund could underperform its peers or lose money.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.68%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.07%
Total fund operating expenses             0.75%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $77     $240     $417      $930

PORTFOLIO MANAGERS


The SaBAM portfolio managers for the fund are:



Roger Lavan, CFA
Peter Wilby, CFA, CPA
David Scott (CAM Limited*)


*SaBAM's affiliate Citigroup Asset Management Limited (CAM Limited) provides certain advisory services to SaBAM with regard to the fund's currency transactions and investments and in non-dollar denominated debt securities.

See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHSBX
            CUSIP               47803X784
            Newspaper
            SEC number
            JH II fund number

STRATEGIC INCOME FUND

SUBADVISER: John Hancock Advisers, LLC ("John Hancock Advisers")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a high level of current income. To pursue this goal, the fund invests, under normal market conditions, primarily in foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.

Although the fund invests in securities rates as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade (AAA to BBB). There is no limit on the fund's average maturity.

In managing the fund, the subadviser allocates assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the subadviser may invest up to 100% of the fund's assets in any one sector.

Within each sector, the subadviser looks for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

The portfolio may trade securities actively, which could increase its transaction costs (thus lowering performance). The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]




MAIN RISKS

     - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

     - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - EQUITY SECURITIES RISK- Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests declines or if overall market and economic conditions deteriorate.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.73%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.42%
Total fund operating expenses             1.15%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $117     $366     $634     $1,400

PORTFOLIO MANAGERS


The John Hancock Advisers portfolio managers for the fund are:



Frederick L. Cavanaugh, Jr.
Daniel S. Janis, III


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

TOTAL RETURN FUND

SUBADVISER: Pacific Investment Management Company LLC ("PIMCO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to realize maximum total return, consistent with preservation of capital and prudent investment management. To pursue this goal, the fund invests, under normal market conditions, at least 65% of its total assets in a diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the fund will normally vary within a three to six year time frame based on PIMCO's forecast for interest rates. (Duration is a measure of the expected life of a fixed-income security on a present value basis.)

The fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated "B" or higher by Moody's or Standard & Poor's (or if unrated, determined by PIMCO to be of comparable quality). The fund may also invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which PIMCO believes to be relatively undervalued.

In selecting securities for the portfolio, PIMCO utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Total Return Trust's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on PIMCO's outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following (which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies):

     - Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     - Corporate debt securities, including convertible securities and corporate commercial paper;

     -    Mortgage-backed and other asset-backed securities;

     -    Inflation-indexed bonds issued by both governments and corporations;

     -    Structured notes, including hybrid or "indexed" securities;

     -    Event-linked bonds;

     -    Loan participations;

     -    Delayed funding loan and revolving credit facilities;

     - Bank certificates of deposit, fixed time deposits and bankers' acceptances;

     - Debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

     -    Repurchase agreements and reverse repurchase agreements;

     - Obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

To meet redemption requests or pending investment of its assets or during unusual market conditions, the fund may invest all or a portion of its assets in repurchase agreements, cash and cash equivalents. To the extent the fund is in a defensive position, the ability to achieve its investment objective will be limited.

The fund may:

     - purchase and sell options on domestic and foreign securities, securities indexes and currencies,

     -    purchase and sell futures and options on futures,

     -    purchase and sell currency or securities on a forward basis,

     - enter into interest rate, index, equity, credit default swaps and currency rate swap agreements.

The fund may use the above-mentioned strategies to obtain market exposure to the securities in which the fund primarily invests and to hedge currency risk. As a non-fundamental operating policy, PIMCO normally intends to use foreign currency-related strategic transactions in an effort to hedge foreign currency risk with respect to at least 75% of the assets of the fund denominated in currencies other than the U.S. dollar. See "Hedging and Other Strategic Transactions" in the Statement of Additional Information for further information on these investment strategies.

[GRAPHIC]




MAIN RISKS

     - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

     - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.70%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.05%
Total fund operating expenses             0.75%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $77     $240     $417      $930

PORTFOLIO MANAGER


The PIMCO portfolio manager for the fund is:



William H. Gross, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHTRX
            CUSIP               47803X743
            Newspaper
            SEC number
            JH II fund number

U.S. GOVERNMENT SECURITIES FUND

SUBADVISER: Salomon Brothers Asset Management Inc ("SaBAM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to obtain a high level of current income consistent with preservation of capital and maintenance of liquidity. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts.

The securities in which the fund invests include:

- mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government and which are the "modified pass-through" type of mortgage-backed security ("GNMA Certificates"). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

- U.S. Treasury obligations (including repurchase agreements collateralized by U.S. Treasury obligations) (U.S. Treasury obligations are supported by the full faith and credit of the U.S. government);

- obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government (including repurchase agreements collateralized by these obligations);

- mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association; and o futures contracts or financial instruments and indices. o collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.

As noted above, the fund may invest not only in U.S. government securities that are backed by the full faith and credit of the U.S. government, such as GNMA Certificates and U.S. Treasury obligations, but also in U.S. Government securities that are backed only by their own credit and not the full faith and credit of the U.S. government (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation).

The fund will comply with diversification requirements established pursuant to the Code for investments of separate accounts funding registered contracts. Under these requirements, the value of the assets of the fund are subject to the following restrictions:

     - no more than 55% of the value of the fund's assets may be represented by any one investment;

     - no more than 70% of the value of the fund's assets may be represented by any two investments;

     - no more than 80% of the value of the fund's assets may be represented by any three investments; and

     - no more than 90% of the value of the fund's assets may be represented by any four investments.

To determine the fund's compliance with the requirements above, all securities of the same issuer are treated as a single investment and each U.S. Government agency or instrumentality is treated as a separate issuer. As a result of these requirements, the fund may not invest more than 55% of the value of its assets in GNMA Certificates or in securities issued or guaranteed by any other single U.S. Government agency or instrumentality.

The fund is currently authorized to use only certain of the various investment strategies referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information. Specifically, the fund may:

     - write covered call options and put options on securities and purchase call and put options on securities,

     - write covered call and put options on securities indices and purchase call and put options on securities indices,

     -    enter into futures contracts on financial instruments and indices, and

     -    write and purchase put and call options on such futures contracts.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]




MAIN RISKS

     - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

     - U.S. GOVERNMENT SECURITIES RISK. U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of the fund's securities do not affect interest income on securities already held by the fund but are reflected in the fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the fund's average maturity is longer, under certain market conditions the fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

     - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage-related or other asset-backed securities to be paid off substantially earlier than expected.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.63%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.06%
Total fund operating expenses             0.69%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $70     $221     $384      $859

PORTFOLIO MANAGER


The SaBAM portfolio manager for the fund is:



Roger Lavan


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHUSX
            CUSIP               47803X693
            Newspaper
            SEC number
            JH II fund number

U.S. HIGH YIELD BOND FUND

SUBADVISER: Wells Fargo Fund Management, LLC ("Wells Fargo")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks total return with a high level of current income. To pursue this goal, the fund invests, under normal market conditions, primarily below investment-grade debt securities (commonly known as "junk bonds" or high yield securities). The fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

The subadviser actively manages a diversified portfolio of below investment-grade debt securities. The subadviser does not manage the portfolio to a specific maturity or duration. The subadviser focuses on individual security selection (primarily using a "bottom-up" approach) and seeks to identify high yield securities that appear comparatively undervalued. The subadviser uses its knowledge of various industries to assess the risk/return tradeoff among issues within particular industries, in seeking to identify compelling relative value investments. The subadviser analyzes the issuers' long-term prospects and focus on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. Its research and analysis highlight industry drivers, competitive position and operating trends with an emphasis on cash flow. The subadviser also talks to management, and consults industry contacts, debt and equity analysts, and rating agencies.

The subadviser purchases securities for the fund when attractive risk/reward ideas are identified and sells securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile. Rigorous credit analysis of individual issuers is an integral part of the selection process. The subadviser attempts to invest in high yield securities of issuers who the subadviser believes have ample asset coverage for their debt securities in comparison to other high yield security issuers in an effort to minimize default risk and maximize risk-adjusted returns. The subadviser's strategy is focused on selecting investments that can capture the significant current income and capital appreciation potential of the high yield market while also managing downside risk. The total return sought by the fund consists of income earned on the fund's investments, together with the appreciation that may result from decreases in interest rates or improving credit fundamentals for a particular industry or issuer.

Under normal circumstances, the subadviser invests:

     - At least 80% of the fund's assets in corporate debt securities that are below investment-grade, including preferred and other convertible securities;

     -    Up to 15% of total assets in any one industry; and

     -    Up to 5% of total assets in any one issuer.

The subadviser will generally invest in below investment-grade debt securities that are rated at least "Caa" by Moody's or "CCC" by S&P, or that are unrated but deemed by the subadviser to be of comparable quality but may also invest in securities rated below these ratings (or unrated securities of comparable quality). The average credit quality of the portfolio securities is expected to be at least B- as rated by S&P.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

     - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.74%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.08%
Total fund operating expenses             0.82%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $83     $261     $453     $1,010

PORTFOLIO MANAGERS


The Wells Fargo portfolio managers for the fund are:



Roger Wittlin
Phil Susser


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHHLX
            CUSIP               47803X529
            Newspaper
            SEC number
            JH II fund number

                                  HYBRID FUNDS

GLOBAL ALLOCATION FUND

SUBADVISER: UBS Global Asset Management ("UBS")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks total return, consisting of long-term capital appreciation and current income. To pursue this goal, the fund invests in equity and fixed income securities of issuers located within and outside the U.S. Under normal circumstances, the portfolio will allocate its assets between fixed income securities and equity securities.

Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. Investment in equity securities may include common stock and preferred stock. The fund may invest in certain issuers by investing in other open-end investment companies, including investment companies advised by the subadviser, to the extent permitted by applicable law. In addition, the fund attempts to generate positive returns through sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

The fund is a multi-asset portfolio and invests in each of the major asset classes: U.S. fixed income, U.S. equities, international fixed income and international equities, based upon the subadviser's assessment of prevailing market conditions in the U.S. and abroad.

Within the equity portion of the portfolio, the subadviser selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the subadviser's assessment of what a security is worth. The subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

For each security under analysis, the fundamental value estimate is compared to the company's current market price to ascertain whether a valuation anomaly exists. A stock with a market price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the portfolio. The comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

In selecting fixed income securities, the subadviser uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the subadviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year and will generally be of investment-grade quality and possess a minimum rating of BBB by S&P or Baa by Moody's, or, if unrated, determined to be of comparable quality by the subadviser.

The subadviser's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The subadviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

The fund's risk is carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.

The fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the fund may make substantial temporary defensive investments in cash equivalents, which may affect the fund's ability to pursue its investment objective.

The subadviser actively manages the fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

     - INVESTMENT CATEGORY RISK. The fund's strategy of investing in multiple asset categories carries the risk that the fund may allocate assets to an asset category that underperforms other asset categories. For example, the fund may be overweighted in equity securities when the stock market is falling and the fixed-income market is rising.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, its foreign securities risk will be higher.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

     - ACTIVE PORTFOLIO TRADING RISK. The fund may actively trade portfolio securities, which could increase transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.85%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.29%
Total fund operating expenses             1.14%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $117     $363     $629     $1,390

PORTFOLIO MANAGERS


The UBS portfolio managers for the fund are:



Brian D. Singer
Thomas P. Madsen
John A. Penicook
Neil Williams
Tom Clarke


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

MANAGED FUND

SUBADVISERS: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")
             Declaration Management & Research LLC ("Declaration")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks income and long-term capital appreciation. To pursue this goal, the fund, a balanced stock and bond fund, invests primarily in a diversified mix of: (a) common stocks of larger capitalization U.S. companies; and (b) bonds with an overall intermediate term average maturity.

The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced quarterly so that each subadviser manages the following portion of the portfolio: 60% -- GMO; and 40%-- Declaration. Percentages are approximate. Since the fund is only rebalanced quarterly, the actual portion of the portfolio managed by each subadviser will vary during each calendar quarter. This allocation methodology may change in the future.

GMO. GMO seeks to outperform its benchmark; currently, the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.


GMO typically invests its portion of the portfolio in equity investments in U.S. companies with larger capitalizations to gain broad exposure to the U.S. equity market. The subadviser defines "larger capitalizations" as capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index (ranging from $540 million to $367.4 billion as of August 31,
2005). Under normal circumstances, GMO invests at least 80% of its portion of the fund in investments tied economically to the U.S.


GMO uses proprietary research and quantitative models to seek out stocks its believes are undervalued or it believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by GMO and the models it uses may change over time.

GMO intends that its portion of the fund will be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. GMO, in managing its portion of the fund, may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

Declaration. Declaration selects bonds using a combination of proprietary research and quantitative tools. Declaration invests in bonds and bond sectors that it believes are attractively priced based on market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of Treasury securities.

Declaration normally has no more than 10% of its bond assets in high yield bonds and normally invests in foreign securities only if U.S. dollar denominated.

Except as otherwise indicated below, Declaration normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

The portion of the portfolio managed by Declaration may invest in initial public offerings (IPOs), and other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities and ADRs, certain Exchange Traded Funds (ETFs), and certain derivatives (instruments whose value is based on indices or other securities).

All Portions of the Fund. Each portion of the fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, each portion of the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

     - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.69%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.47%
Total fund operating expenses             1.16%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

            YEAR 1   YEAR 3   YEAR 5   YEAR 10
            ------   ------   ------   -------
Class NAV    $119     $370     $640     $1,413

PORTFOLIO MANAGERS

GMO portion


Day-to-day management of the fund is the responsibility of GMO's U.S. Quantitative Division and no one person is primarily responsible. The senior members of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund are:



Robert Soucy
Sam Wilderman


Declaration portion


Declaration's portfolio managers for the fund are:



James E. Shallcross
Peter Farley


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

                                 SPECIALTY FUNDS

FINANCIAL SERVICES FUND

SUBADVISER: Davis Selected Advisers, L.P. ("Davis")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks growth of capital. To pursue this goal, the fund invests primarily in common stocks. During normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The portfolio may also invest in other equity securities and in foreign and fixed income securities.

Davis uses the Davis investment philosophy in managing the fund's portfolio. The Davis investment philosophy stresses a back-to-basics approach, using extensive research to select common stocks of quality overlooked growth companies at value prices and holding such securities for the long-term. Davis looks for banking and financial services companies with sustainable growth rates selling at modest price-earnings multiples that it believes will expand as other investors recognize the company's true worth. Davis believes that if a sustainable growth rate is combined with a gradually expanding multiple, these rates compound and can generate above-average returns. Davis searches for companies possessing several of the following characteristics that it believes foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns:

     -    First-class management

     -    Management ownership

     -    Strong returns on capital

     -    Lean expense structure

     -    Dominant or growing market
          share in a growing market

     -    Proven record as an acquirer

     -    Strong balance sheet

     -    Competitive products or services

     -    Successful international operations

     -    Innovation

The fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

To meet redemption requests or pending investment of its assets or during unusual market conditions, the fund may place any portion of its assets in:

     - money market instruments (which include commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks, repurchase agreements, nonconvertible debt securities and short term obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities);

     - securities of other investment companies (or companies exempted under Section 3(c)(7) of the 1940 Act) that primarily invest in temporary defensive investments, subject to limitations under the 1940 Act.; and

     -    cash.

When the fund is in a defensive position or awaiting investment of its assets, the ability to achieve its investment objective will be limited.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - SECTOR RISK. The fund concentrates its investments in the financial services sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the sector.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

     - ACTIVE PORTFOLIO TRADING RISK. The fund may actively trade portfolio securities, which could increase transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.82%
Distribution and service (12b-1) fees       --
Other expenses (b)                        0.27%
Total fund operating expenses             1.09%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $111     $347     $601     $1,330


PORTFOLIO MANAGERS


The Davis portfolio managers for the fund are:



Christopher C. Davis
Kenneth Charles Feinberg


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

HEALTH SCIENCES FUND

SUBADVISER: T. Rowe Price Associates ("T. Rowe Price")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively, "health sciences").

While the fund may invest in companies of any size, the majority of its assets are expected to be invested in large-and mid-capitalization companies.

T. Rowe Price's portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities, futures, and options in keeping with its objective.

In managing the fund, T. Rowe Price uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a "value" approach, which gives preference to seemingly undervalued companies, may be emphasized.

The fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - SECTOR RISK. The fund concentrates its investments in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector, changes in legislation or government regulations affecting the sector and product liability.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

     - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee (a)                        1.05%
Distribution and service (12b-1) fees       --
Other expenses (b)                        0.15%
Total fund operating expenses (a)         1.20%

----------
(a) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund and Spectrum Income Fund. The waiver is based on the combined assets of these funds and the following series of John Hancock Trust: the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Science & Technology Trust, Small Company Value Trust and Spectrum Income Trust. The percentage fee reduction, which applies to the advisory fee of each fund, is increased once these combined assets exceed specified amounts. If this waiver were reflected in the table, the advisory fee and the total fund operating expenses for the fund would be 1.02% and 1.17%, respectively. This voluntary waiver may be terminated at any time.

(b)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $123     $382     $661     $1,458

PORTFOLIO MANAGER


The chair of T. Rowe Price's advisory committee for the fund is:



Kris H. Jenner, M.D., D. Phil.


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

NATURAL RESOURCES FUND

SUBADVISER: Wellington Management Company, LLP ("Wellington Management")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term total return. To pursue this goal, the fund invests, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide that are expected to benefit from rising demand for natural resources and natural resource-based products and services. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies. The fund invests in the following four major areas, with "normal" allocations as indicated:

(1) Energy - 60%. This sector includes companies engaged in exploration, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

(2) Metals and Mining - 30%. This sector includes companies engaged in exploration, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

(3) Forest Products and (4) Other Natural Resources-Based Companies - 10% (collectively). The forest products sector includes timber, pulp and paper product companies. The other natural resources area consists of companies engaged in producing, processing and distributing agricultural products, fertilizer, and miscellaneous raw materials.

The "normal" sub-sector allocation reflects Wellington Management's view on availability and relative attractiveness of investment opportunities within the natural resources sector. The fund's sector allocation might differ significantly from this "normal" allocation at any specific point in time.

Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Under normal conditions, the fund is fully invested.

Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management's analysis is understanding the economic and political dynamics of each of these countries. The fund may invest without limitation in foreign securities. The fund utilizes currency hedging to protect the value of the fund's assets when Wellington Management deems it advisable to do so.

Wellington Management utilizes fundamental research to identify companies with the best growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the portfolio on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

Benchmark. The custom natural resources benchmark will consist of: 60% MSCI World Energy Sources and Equipment & Services, 30% MSCI World Metals and Mining and 10% MSCI World Forest Products & Paper.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]




MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - SECTOR RISK. The fund concentrates its investments in natural resources related companies, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. In addition, companies in this sector may be affected by international political and economic developments, energy conservation, success of exploration projects and tax and other governmental regulations.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            1.00%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.06%
Total fund operating expenses             1.06%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $108     $338     $586     $1,296

PORTFOLIO MANAGERS


The Wellington Management portfolio managers for the fund are:



James A. Bevilacqua
Karl E. Bandtel


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHNRX
            CUSIP               47803V135
            Newspaper
            SEC number
            JH II fund number

REAL ESTATE SECURITIES FUND

SUBADVISER: Deutsche Asset Management, Inc. ("DeAM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to achieve a combination of long-term capital appreciation and current income. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITs") and real estate companies. Equity securities include common stock preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of DeAM, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

DeAM looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, DeAM tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the portfolio may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers DeAM believes will be the most profitable to the portfolio. DeAM also considers the effect of the real estate securities markets in general when making investment decisions. DeAM does not attempt to time the market.

Description of REITs. A REIT invest primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The fund may realize some short-term gains or losses if DeAM chooses to sell a security because it believes that one or more of the following is true:

-    A security is not fulfilling its investment purpose;

-    A security has reached its optimum valuation; or

-    A particular company or general economic conditions have changed.

Based on its recent practices, DeAM expects that the fund's assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

Other Investments. When DeAM believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the portfolio's cash assets remain liquid while performing more like stocks.)

The fund may invest up to 10% of its total assets in securities of foreign real estate companies.

To meet redemption requests or pending investment of its assets or during unusual market conditions, the fund may place all or a portion of its assets in liquid, high grade fixed income securities such as money market instruments, certificates of deposit, commercial paper, short-term corporate debt securities, variable rate demand notes, governments securities and repurchase agreements. To the extent the fund is in a defensive position, the ability to achieve its investment objective will be limited.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

[GRAPHIC]

MAIN RISKS

     - REAL ESTATE SECURITIES RISK. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependant on management skills and generally are not diversified. They could also fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions under the 1940 Act. Mortgage REITs may be affected by the quality of any credit extended.

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - SECTOR RISK. The fund concentrates its investments in real estate-related companies, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the sector.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.70%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.04%
Total fund operating expenses             0.74%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $76     $237     $413      $921

PORTFOLIO MANAGERS


The DeAM portfolio managers for the fund are:



John F. Robertson, CFA
Jerry W. Ehlinger, CFA
Mark D. Zeisloft, CFA
John W. Vojticek


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker              JHREX
            CUSIP               47803X404
            Newspaper
            SEC number
            JH II fund number

SCIENCE & TECHNOLOGY FUND

SUBADVISER: T. Rowe Price Associates, Inc. ("T. Rowe Price")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. Current income is incidental to the fund's objective. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. Some industries likely to be represented in the portfolio include:

     -    computers including hardware, software and electronic components

     -    telecommunications

     -    media and information services

     -    environmental services

     -    e-commerce

     -    life sciences and health care, including

     -    pharmaceuticals, medical devices, and biotechnology

     -    chemicals and synthetic materials

     -    defense and aerospace

While most of the fund's assets are invested in U.S. common stocks, the fund may also purchase other types of securities, including U.S. and non U.S. dollar denominated foreign securities, convertible stocks and bonds, and warrants in keeping with its objectives.

Stock selection for the fund generally reflects a growth approach based on an assessment of a company's fundamental prospects for above-average earnings, rather than on a company's size. As a result, portfolio holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records of developing and marketing technological advances. The fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The fund may invest in suitable technology companies through initial public offerings.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options.

In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - SECTOR RISK. The fund concentrates its investments in the science and technology sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. The products and services of companies in the science and technology sector may not prove commercially successful or may become obsolete quickly. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector and changes in legislation or government regulations affecting the sector.

     - INTERNET RELATED INVESTMENTS RISK. Companies engaged in Internet-related activities are particularly vulnerable to (a) rapidly changing technology, (b) extensive government regulation and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, such companies may be difficult to value, and many have high share prices relative to their earnings which may not be sustainable over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations; there can be no guarantee that such financing will be available.

     - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee (a)                        1.05%
Distribution and service (12b-1) fees       --
Other expenses (b)                        0.07%
Total fund operating expenses (a)         1.12%

----------
(a) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science & Technology Fund, Small Company Value Fund and Spectrum Income Fund. The waiver is based on the combined assets of these funds and the following series of John Hancock Trust: the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Science & Technology Trust, Small Company Value Trust and Spectrum Income Trust. The percentage fee reduction, which applies to the advisory fee of each fund, is increased once these combined assets exceed specified amounts. If this waiver were reflected in the table, the advisory fee and the total fund operating expenses for the fund would be 1.02% and 1.09%, respectively. This voluntary waiver may be terminated at any time.

(b)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $115     $357     $619     $1,368

PORTFOLIO MANAGER


The chair of T. Rowe Price's advisory committee for the fund is:



Michael F. Sola, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

UTILITIES FUND

SUBADVISER: Massachusetts Financial Services Company ("MFS")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities). To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets in securities of companies in the utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies.

MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities selection is not based upon the sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region.

Equity Investments. The fund may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (including the equity portion of the fund) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the portfolio manager of the portfolio and MFS' large group of equity research analysts. In performing this analysis and selecting securities for the portfolio, MFS places particular emphasis on each of the following factors:

     -    the current regulatory environment;

     -    the strength of the company's management team; and

     - the company's growth prospects and valuation relative to its long-term potential.

Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

As noted above, the fund's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

     -    a fixed income stream, and

     - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

Fixed Income Investments. The fund invests in the following fixed income securities:

     - corporate bonds, which are bonds or other debt obligations issued by corporations or similar entities, including up to 20% of its total assets lower rated bonds, commonly known as junk bonds;

     -    mortgage-back securities and asset-back securities; and

     - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S. government or one of its agencies or instrumentalities.

In selecting fixed income investments for the fund, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented funds (including the fixed income portion of the fund) as a tool in making or adjusting the fund's asset allocations to these various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

Foreign Securities. The fund may invest up to 35% of its total assets in foreign securities (including emerging markets securities, Brady bonds and depositary receipts) such as:

     -    Equity securities of foreign companies in the utilities industry;

     - Fixed income securities of foreign companies in the utilities industry; and

     -    Fixed income securities issued by foreign governments.

The fund may have exposure to foreign currencies through its investments in foreign securities, direct holdings of foreign currencies or use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

General. The fund may also invest to a limited extent in: (a) municipal bonds,
(b) variable and floating rate obligations, (c) zero coupon bonds, deferred interest bonds and PIK bonds, (d) investment companies, (e) restricted securities and (f) indexed/structured securities.

The fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - SECTOR RISK. The fund concentrates its investments in the utilities industry, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. Many utility companies, especially gas, electric and other energy-related utility companies, are subject to various uncertainties, including risks of increases in fuel costs, costs and delays resulting from environmental and safety regulations, the potential impact of natural or man-made disasters and difficulty in obtaining adequate returns on invested capital. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector and changes in legislation or government regulations affecting the sector.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

     - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.85%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.29%
Total fund operating expenses             1.14%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV           $117     $363     $629     $1,390

PORTFOLIO MANAGERS


The MFS portfolio managers for the fund are:



Maura A. Shaughnessy
Albert D. Persons


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

                                   INDEX FUNDS

500 INDEX FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the S&P 500 Index* and (b) securities (which may or may not be included in the S&P 500 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index. As of August 31, 2005, the market capitalizations of companies included in the S&P 500 Index ranged from $540 million to $367.4 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and MFC Global (U.S.A.) will reflect those changes in the composition of the fund's portfolio as soon as practicable.

The fund may invest in futures contracts and Depository Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

* "Standard & Poor's(R)," "S&P 500(R)," and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. The fund is not sponsored, endorsed, managed, advised, sold or promoted by this company, which makes no representation regarding the advisability of investing in the fund.

[GRAPHIC]

MAIN RISKS

     - INDEX MANAGEMENT RISK. Certain factors may cause the fund to track its target index less closely. For example, the subadviser may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of the its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.46%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.04%
Total fund operating expenses             0.50%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $51     $159     $277      $623

PORTFOLIO MANAGERS


The MFC Global (U.S.A.) portfolio managers for the fund are:



Carson Jen
Narayan Ramani, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

BOND INDEX FUND

SUBADVISER: Declaration Management & Research LLC ("Declaration")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to track the performance of the Lehman Brothers Aggregate Bond Index (which represents the U.S. investment grade bond market). To pursue this goal, the fund invests, under normal market conditions, at least 80% of its assets in securities listed in this index.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Lehman Brothers Aggregate Bond Index (the "Lehman Index") by holding a representative sample of the securities that comprise the Lehman Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The Lehman Index composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

The fund is an intermediate term bond fund of high and medium credit quality.

The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Lehman Index.

The Lehman Index consists of dollar denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million including:

     -    U.S. Treasury and agency securities;

     - Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage-backed securities ("CMBS") and collateralized mortgage offerings ("CMOs");

     -    Corporate bonds, both U.S. and foreign (if dollar denominated); and

     -    Foreign government and agency securities (if dollar denominated).

The subadviser selects securities to match, as closely as practicable, the Lehman Index's duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The fund may purchase other types of securities that are not primary investment vehicles. This would include, for example, certain derivatives (investments whose value is based on indexes or other securities).

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

[GRAPHIC]

MAIN RISKS

     - INDEX MANAGEMENT RISK. Certain factors may cause the fund to track its target index less closely. For example, the subadviser may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of the its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

     - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

     - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

     - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage-related securities to be paid off substantially earlier than expected.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.47%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.47%
Total fund operating expenses             0.94%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $96     $301     $522     $1,159

PORTFOLIO MANAGERS

The Declaration portfolio managers for the fund are:



James E. Shallcross
Peter Farley


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

INTERNATIONAL EQUITY INDEX FUND

SUBADVISER: SSgA Funds Management, Inc. ("SSgA")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to track the performance of a broad-based equity index of foreign companies, primarily in developed countries and, to a lesser extent, in emerging market countries. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country World Excluding U.S. Index* (the "MSCI ACW ex-US Index"). As of December 31, 2004, the market capitalizations of companies included in the MSCI ACW ex-US Index ranged from $40 million to $211.8 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the MSCI ACW ex-US Index by holding all, or a representative sample, of the securities that comprise the index. However, an index portfolio has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

SSgA employs a passive management strategy by normally investing in all stocks included in the MSCI ACW ex-US Index. The subadviser normally invests in each stock in roughly the same proportion as represented by the index. The subadviser seeks to replicate as closely as possible the aggregate risk characteristics and country diversification of the index. The index composition changes from time to time. The subadviser will reflect those changes as soon as practicable.

The fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although the fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain Exchange Traded Funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the fund may invest in stock index futures to manage cash flow.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

* "MSCI(R)" is a trademark of Morgan Stanley & Co. Incorporated. The fund is not sponsored, endorsed, managed, advised, sold or promoted by this company, and this company makes no representation regarding the advisability of investing in the fund.

[GRAPHIC]

MAIN RISKS

     - INDEX MANAGEMENT RISK. Certain factors may cause the fund to track its target index less closely. For example, the subadviser may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of the its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

     DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.55%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.08%
Total fund operating expenses             0.63%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $64     $201     $350      $783


PORTFOLIO MANAGER



The SSgA portfolio manager for the fund is:



Jeffrey Beach


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

MID CAP INDEX FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the S&P 400 Index* and (b) securities (which may or may not be included in the S&P 400 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index. As of August 31, 2005, the market capitalizations of companies included in the S&P 400 Index ranged from $270 million to $8.63 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 400 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and MFC Global (U.S.A.) will reflect those changes in the composition of the fund's portfolio as soon as practicable.

The fund may invest in futures contracts and Depository Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

* "Standard & Poor's(R)," "S&P 400(R)," and "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. The fund is not sponsored, endorsed, managed, advised, sold or promoted by this company, which makes no representation regarding the advisability of investing in the fund.

[GRAPHIC]

MAIN RISKS

     - INDEX MANAGEMENT RISK. Certain factors may cause the fund to track its target index less closely. For example, the subadviser may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of the its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - MID CAP STOCK RISK. The fund's investments in mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

     DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.49%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.05%
Total fund operating expenses             0.54%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $56     $174     $304      $682

PORTFOLIO MANAGERS


The MFC Global (U.S.A.) portfolio managers for the fund are:



Carson Jen
Narayan Ramani, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

SMALL CAP INDEX FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the Russell 2000 Index* and (b) securities (which may or may not be included in the Russell 2000 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index. As of August 31, 2005, the market capitalizations of companies included in the Russell 2000 Index ranged from $58 million to $3.5 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Russell 2000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and MFC Global (U.S.A.) will reflect those changes in the composition of the fund's portfolio as soon as practicable.

The fund may invest in futures contracts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

* "Russell 2000(R)" is a trademark of Frank Russell Company. The fund is not sponsored, endorsed, managed, advised, sold or promoted by this company, which makes no representation regarding the advisability of investing in the fund.

[GRAPHIC]

MAIN RISKS

     - INDEX MANAGEMENT RISK. Certain factors may cause the fund to track its target index less closely. For example, the subadviser may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of the its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.49%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.05%
Total fund operating expenses             0.54%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $56     $174     $304     $682

PORTFOLIO MANAGERS


The MFC Global (U.S.A.) portfolio managers for the fund are:



Carson Jen
Narayan Ramani, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

TOTAL STOCK MARKET INDEX FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to approximate the aggregate total return of a broad U.S. domestic equity market index. To pursue this goal, the fund invests under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the Dow Jones Wilshire 5000 Index* and (b) securities (which may or may not be included in the Dow Jones Wilshire 5000 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index. As of August 31, 2005, the market capitalizations of companies included in the Dow Jones Wilshire 5000 Index ranged from less than $1 million to $386.4 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Dow Jones Wilshire 5000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and MFC Global (U.S.A.) will reflect those changes in the composition of the fund's portfolio as soon as practicable.

The fund may invest in futures contracts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

* "Dow Jones Wilshire 5000(R)" is a trademark of Wilshire Associates. The fund is not sponsored, endorsed, managed, advised, sold or promoted by this company, which makes no representation regarding the advisability of investing in the fund.

[GRAPHIC]

MAIN RISKS

     - INDEX MANAGEMENT RISK. Certain factors may cause the fund to track its target index less closely. For example, the subadviser may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of the its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

     - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS NAV
-------------------------               ---------
Management fee                            0.49%
Distribution and service (12b-1) fees       --
Other expenses (a)                        0.05%
Total fund operating expenses             0.54%

----------
(a)  Based on estimated amounts for the current fiscal year.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
----------------   ------   ------   ------   -------
Class NAV            $55     $173     $301      $675

PORTFOLIO MANAGERS


The MFC Global (U.S.A.) portfolio managers for the fund are:



Carson Jen
Narayan Ramani, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS NAV   Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

YOUR ACCOUNT

CLASS NAV SHARES

The Class NAV shares of the funds are sold without any front-end or deferred sales charges and are not subject to any Rule 12b-1 distribution and service fees.

Class NAV shares are sold to the five Lifestyle Portfolios of the Fund: the Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio and Lifestyle Conservative Portfolio. Each of the Lifestyle Portfolios is a "fund of funds" which invests in various other funds of John Hancock Funds II and John Hancock Funds III. Class NAV shares are also sold to certain institutional investors.

Other classes of shares of the funds, which have their own expense structures, may be offered in separate prospectuses.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for each fund and class of shares is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Securities held by each of the funds, except securities held by the Money Market Fund and money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, portfolio securities are valued at fair value as determined in good faith by the Board of Trustees of John Hancock Funds II. The Trustees have delegated the responsibility to fair value securities to the Fund's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the trustees.

Generally, trading in (i) non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a fund's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the trustees or their designee believe accurately reflects its fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is calculating the net asset value for its funds. In view of these factors, it is likely that funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than funds investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to funds that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which funds have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all funds that invest in foreign market that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset values of such funds will be recommended to the Fund's Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of a fund's shares reflects the value of the fund's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

All instruments held by the Money Market Fund and money market instruments with a remaining maturity of 60 days or less held by the other funds are valued on an amortized cost basis.

PURCHASE AND REDEMPTION PRICES When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after the receipt of your request in good order.

In unusual circumstances, any fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

EXCESSIVE TRADING The funds of John Hancock Funds II are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS Purchases and exchanges should be made primarily for investment purposes. John Hancock Funds II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

EXCHANGE LIMITATION POLICIES The Board of Trustees of John Hancock Funds II has adopted the following policies and procedures by which the Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

LIMITATION ON EXCHANGE ACTIVITY The Fund, through its agents, undertakes to use its best efforts to exercise the Fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

LIMITATION ON THE ABILITY TO DETECT AND CURTAIL EXCESSIVE TRADING PRACTICES Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage a fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Fund.

EXCESSIVE TRADING RISK To the extent that the Fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.


While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:



     - A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage). The following funds have significant investments in small or mid-capitalization stocks:
          Emerging Growth, Emerging Small Company, Small Cap Growth, Small Cap Opportunities, Small Cap, Small Cap Value, Small Company, Small Company Growth, Small Company Value, Special Value, Value Opportunities, Dynamic Growth, Growth Opportunities, Mid Cap Core, Mid Cap Stock, Mid Cap Value, Quantitative Mid Cap, Value and Vista Funds.



     - A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. The following funds have significant investments in foreign securities: Global, International Growth, International Opportunities, International Small Cap, International Stock, International Value, Pacific Rim and Vista Funds.



     - A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities. The following funds have significant investments in junk bonds: High Yield, Spectrum Income and U.S. High Yield Funds.


Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

DIVIDENDS AND ACCOUNT POLICIES

DIVIDENDS Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of the fund or paid in cash.

ACCOUNT STATEMENTS The Fund will provide account statements and other account information to shareholders as provided in participation agreements with insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

FUND SECURITIES The Fund's portfolio securities disclosure policy can be found in the Statement of Additional Information and on the Fund's Web site at www.jhfunds.com. The Fund's Web site also lists fund holdings. Portfolio holding information is posted on the Fund's Web site each month on a one month lag and is available on the Fund's Web site until the Fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the Fund's Web site.

FUND DETAILS

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by John Hancock Funds
II. The Board of Trustees of John Hancock Funds II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees have the power to change the respective investment goal of each of the funds without shareholder approval.

The Trustees have the power to change the focus of the investment policy of each of the funds that provides for the investment of a specified percentage of its assets in particular securities or geographic regions without shareholder approval. A fund will provide written notice to shareholders of each of the funds listed below at least 60 days prior to a change in its 80% investment policy.

500 Index Fund
Active Bond Fund
Blue Chip Growth Fund
Bond Index Fund
Core Bond Fund
Core Equity Fund
Emerging Small Company Fund
Financial Services Fund
Global Bond Fund
Global Fund
Health Sciences Fund
High Yield Fund
International Equity Index Fund
International Small Cap Fund
International Stock Fund
Investment Quality Bond Fund
Large Cap Fund
Large Cap Growth Fund
Large Cap Value Fund
Mid Cap Core Fund
Mid Cap Index Fund
Mid Cap Stock Fund
Mid Cap Value Fund
Natural Resources Fund
Pacific Rim Fund
Quantitative Mid Cap Fund
Real Estate Securities Fund
Real Return Bond Fund
Science & Technology Fund
Short-Term Bond Fund
Small Cap Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Fund
Small Company Growth Fund
Small Company Value Fund
Strategic Bond Fund
Total Stock Market Index Fund
U.S. Government Securities Fund
U.S. High Yield Bond Fund
U.S. Multi Sector Fund
Utilities Fund
Value Opportunities Fund

MANAGEMENT FEES. As full compensation for its services, the Adviser receives a fee from the Fund for each fund.

The fee for each fund is calculated by applying to the net assets of the fund an annual fee rate which is determined based on the application of the annual percentage rates for the fund to the "aggregate net assets" of the fund. "Aggregate net assets" of a fund include the net assets of the fund and the net assets of one or more other John Hancock funds (or portions thereof) that have the same subadviser as the fund. If the fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund. The fee for each fund is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the applicable annual fee rate by the value of the net assets of the fund at the close of business on the previous business day of the Fund.

     The schedule of the annual percentage rates of the management fees for the funds is set forth in Appendix A hereto.

[DIAGRAM]

Shareholders

Financial services firms and their representatives

     Advise current and prospective shareholders on their fund investments.

Distribution and shareholder services

Principal distributor

     John Hancock Funds, LLC

     Markets the funds and distributes shares through selling brokers and other financial representatives.

Transfer agent

     John Hancock Signature Services, Inc.

     Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of purchase and redemption requests.

Asset management

Custodian

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, Massachusetts 02110

     Holds the funds' assets, settles all portfolio trades and collects most of the valuation data required for calculating each fund's NAV.

Investment adviser

     John Hancock Investment Management Services, LLC
     601 Congress Street
     Boston, Massachusetts 02210

     Manages the funds' business and investment activities.

Subadvisers

     Provide portfolio management to the funds.

Trustees

     Oversee the funds' activities.

[END OF DIAGRAM]

SUBADVISER INFORMATION AND MANAGEMENT BIOGRAPHIES

The Adviser has entered into subadvisory agreements with the subadvisers to the funds. Under these agreements, the subadvisers manage the assets of the funds, subject to the supervision of the Adviser and the Trustees of the Fund. Each subadviser formulates a continuous investment program for each fund it subadvises, consistent with the fund's investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of the Fund with respect to the implementation of such programs.

SUBDAVISORY FEES Each subadviser is compensated by the Adviser, and not by the fund or funds which it subadvises.

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Set forth below, alphabetically by subadviser, is information about the subadvisers and the portfolio managers for the funds, including a brief summary of the portfolio managers' business careers over the past five years. The Fund's Statement of Additional Information includes additional details about the funds' portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

A I M CAPITAL MANAGEMENT, INC. ("AIM")

AIM is an indirect wholly owned subsidiary of A I M Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. A I M Management Group, Inc. is a holding company engaged in the financial services business and is a wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. AIM, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals.


FUND                        PORTFOLIO MANAGERS
----                        ------------------
All Cap Growth Fund*        Lanny H. Sachnowitz
                            Kirk L. Anderson
                            James G. Birdsall
                            Robert J. Lloyd

Mid Cap Core Fund           Ronald S. Sloan

Small Company Growth Fund** Juliet S. Ellis
                            Juan R. Hartsfield


- Kirk L. Anderson. Portfolio Manager ; associated with AIM and/or its affiliates since 1994.

- James G. Birdsall. Portfolio Manager ; associated with AIM and/or its affiliates since 1995.


- Juliet S. Ellis Senior Portfolio Manager; associated with AIM and/or its affiliates since 2004; formerly a Managing Director of JPMorgan Fleming Asset Management.



- Juan R. Hartsfield. Portfolio Manager; associated with AIM and/or its affiliates since 2004; formerly a co-portfolio manager in the JPMorgan Fleming Asset Management.


- Robert J. Lloyd. Portfolio Manager; associated with AIM/and or its affiliates since 2000; formerly an employee of American Electric Power (1997-2000).


- Lanny H. Sachnowitz. Senior Portfolio Manager; associated with AIM/and or its affiliates since 1987. As the lead manager for the All Cap Growth Fund, Mr. Sachnowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.


- Ronald S. Sloan (lead manager). Senior Portfolio Manager; joined AIM in 1998; formerly, President of Verissimo Research & Management, Inc. (1993 to
     1998).

* The portfolio managers for the All Cap Growth Fund are assisted by the subadviser's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the subadviser. Team members provide research support and make securities recommendations, but do not have day-to-day management responsibilities, with respect to the fund's portfolio.



** The portfolio managers for the Small Company Growth Fund are similarly assisted by the subadviser's Small Cap Core/Growth Team.


AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("AMERICAN CENTURY")

American Century has been managing mutual funds since 1958. Its headquarters are located at 4500 Main Street, Kansas City, Missouri 64111.

FUND         PORTFOLIO MANAGERS
----         ------------------
Vista Fund   Glen A. Fogle
             David M. Holland

- Glenn A. Fogle. Senior Vice President and Senior Portfolio Manager; joined American Century in 1990; a portfolio manager since 1993.

- David M. Holland. Vice President and Portfolio Manager; joined American Century in 1998; a portfolio manager since 2004.

DAVIS SELECTED ADVISERS, L.P. ADVISORS ("DAVIS")

Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

FUND                      PORTFOLIO MANAGERS
----                      ------------------
Financial Services Fund   Christopher C. Davis
                          Kenneth Charles Feinberg

Fundamental Value Fund    Christopher C. Davis
                          Kenneth Charles Feinberg

- Christopher C. Davis. Chairman and CEO; a Director and CEO, President or Vice President of each of the Davis Funds; a portfolio manager with Davis since 1995.

- Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst.

DECLARATION MANAGEMENT & RESEARCH LLC ("DECLARATION")

Declaration is a Delaware limited liability company located at 1650 Tysons Boulevard, Suite 1100, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND               PORTFOLIO MANAGERS    FUND                   PORTFOLIO MANAGERS
----               ------------------    ----                   ------------------
Active Bond Fund   Peter Farley          Managed Fund           Peter Farley
                   James E. Shallcross                          James E. Shallcross
Bond Index Fund    Peter Farley          Short-Term Bond Fund   Peter Farley
                   James E. Shallcross                          James E. Shallcross

-    Peter Farley. Vice President; joined Declaration in 1996.

-    James E. Shallcross. Senior Vice President; joined Declaration in 1991.

DEUTSCHE ASSET MANAGEMENT, INC. ("DEAM")

DeAM is located at 345 Park Avenue, New York, New York 10154 and is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DeAM provides a full range of investment advisory services to retail and institutional clients.

FUND                  PORTFOLIO MANAGERS
----                  ------------------
All Cap Core Fund     Julie Abbett
                      Janet Campagna
                      Robert Wang

Dynamic Growth Fund   Samuel A. Dedio
                      Robert Janis

Real Estate           Jerry W. Ehlinger
Securities Fund       John F. Robertson
                      John W. Vojticek
                      Mark D. Zeisloft

- Julie Abbett. Director and Portfolio Manager for Quantitative Strategies; joined DeAM in 2000; previously a consultant with equity trading services for BARRA, Inc and a product developer at FactSet Research.

- Janet Campagna. Managing Director, Chief Investment Officer and Portfolio Manager of Quantitative Strategies; joined DeAM in 1999; named Global Head of Asset Allocation in 2001; previously an investment strategist and manager of the Asset Allocation Strategies Group at Barclays Global Investors and global asset allocation research director at First Quadrant Corp.

- Samuel A. Dedio. Managing Director; joined DeAM in 1999; previously an analyst at Ernst & Young LLP, Evergreen Asset Management and Standard & Poor's Corp.

- Jerry W. Ehlinger. Managing Director; joined DeAM in 2004; has over 9 years experience as Senior Vice President at Heitman Real Estate Investment Management and as senior research associate covering REITS at Morgan Stanley.

- Robert Janis. Managing Director; joined DeAM in 2004; previously portfolio manager for 10 years at Credit Suisse Asset Management (or its predecessor, Warburg Pincus Asset Management).

- John F. Robertson. Partner; joined DeAM in 1997; previously Assistant Vice President for Lincoln Investment Management, Inc., responsible for REIT research for the Delaware Pooled Trust Real Estate Fund.

- John W. Vojticek. Partner; joined DeAM in 1996; 9 years of industry experience.

- Robert Wang. Managing Director and Senior Portfolio Manager for Multi-Asset Class Quantitative Strategies; joined DeAM in 1995 as senior fixed-income portfolio manager after 13 years of experience at J.P. Morgan and Co. trading fixed-income, derivatives and foreign exchange products.

- Mark D. Zeisloft. Managing Director; joined DeAM in 1996; previously DeAM's Vice President/Credit Officer for the Corporate Real Estate/REIT group, as well as Vice President/Asset Manager in the Real Estate Asset Management division.

FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR").

FMR Corp., organized in 1972, is the ultimate parent company of FMR. As of December 31, 2004, FMR and its affiliate, FMR Co., Inc, had approximately $799 billion in discretionary assets under management. The address of FMR Corp. is 82 Devonshire Street, Boston, Massachusetts 02109.

FUND                    PORTFOLIO MANAGER
----                    -----------------
Large Cap Growth Fund   Joseph Day

-    Joseph Day. Vice President; joined FMR in 1985.


FRANKLIN ADVISERS, INC. ("FRANKLIN")

Franklin is a wholly-owned subsidiary of Franklin Resources, Inc., referred to as Franklin(R) Templeton(R) Investments, and is located at One Franklin Parkway, San Mateo, California, 94403. Through its subsidiaries, Franklin Templeton provides global and domestic investment management, shareholder, custody and distribution services to the Franklin, Templeton, Mutual Series and Fiduciary products, high net-worth and institutional accounts, as well as separate account management services.

FUND                          PORTFOLIO MANAGERS
----                          ------------------
Emerging Small Company Fund   Brad Carris
                              Michael McCarthy
                              Zachary Perry

- Brad Carris. Research analyst and member of the Small Cap Portfolio Management Team; joined Franklin Templeton Investments in 2001.

- Michael McCarthy. Senior Vice President and Director of Equity Research; joined Franklin Templeton Investments in 1992.

-    Zachary Perry. Vice President; joined Franklin Templeton Investments in
     1995.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC ("GMO")

GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. As of May 31, 2005, GMO managed on a worldwide basis more than $87 billion for institutional investors such as pension plans, endowments and foundations.

FUND                        PORTFOLIO MANAGERS
----                        ------------------
Growth Fund                 U.S. Quantitative Investment Division
Growth & Income Fund        U.S. Quantitative Investment Division
Growth Opportunities Fund   U.S. Quantitative Investment Division
International Growth        International Quantitative Investment Division
International Stock Fund    International Quantitative Investment Division
Intrinsic Value Fund        U.S. Quantitative Investment Division
Managed Fund                U.S. Quantitative Investment Division
U.S. Multi Sector Fund      U.S. Quantitative Investment Division
Value Opportunities Fund    U.S. Quantitative Investment Division


U.S. Quantitative Division. Day-to-day management of the fund is the responsibility of the Division. The Division's members work collaboratively to manage the fund, and no one person is primarily responsible for day-to-day management. Members of the Division responsible for managing the implementation and monitoring the overall portfolio management of the fund are:


- Robert Soucy. Senior member of the Division; joined GMO in 1987 and has served as director of U.S. equity management since 2001. Mr. Soucy allocates responsibility for portions of the fund to various members of the Division, oversees the implementation of trades on behalf of the fund, reviews the overall composition of the fund's portfolio, and monitors cash flows.

- Sam Wilderman. Joined GMO in 1996 and has served as co-director of U.S. equity management since 2005.





International Quantitative Division. Day-to-day management of the fund is the responsibility of the Division. The Division's members work collaboratively to manage the fund, and no one person is primarily responsible for day-to-day management. The member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the fund is:


- Dr. Thomas Hancock. Senior member of the Division; joined GMI in 1995. Dr. Hancock allocates responsibility for portions of the fund to various members of the Division, oversees the implementation of trades on behalf of the fund, reviews the overall composition of the fund's portfolio, and monitors cash flows.

INDEPENDENCE INVESTMENT LLC ("INDEPENDENCE").

Independence is located at 53 State Street, Boston, Massachusetts 02109 and is an indirect, wholly-owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts, and is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND             PORTFOLIO MANAGERS
----             ------------------
Small Cap Fund   Charles S. Glovsky

- Charles S. Glovsky. Senior Vice President and Director of Small Cap strategies; joined Independence in 2000; previously worked for Dewey Square Investors, Glovsky-Brown Capital Management, State Street Research & Management, Alex Brown & Sons, and Eppler, Guerin & Turner.

JENNISON ASSOCIATES LLC ("JENNISON")

Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp.). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of December 31, 2004, Jennison had approximately $64 billion in assets under management.

FUND                         PORTFOLIO MANAGERS
----                         ------------------
Capital Appreciation Fund*   Michael A. Del Balso
                             Kathleen A. McCarragher
                             Spiros Segalas

- Michael A. Del Balso. Executive Vice President and Director of Research for Growth Equity; joined Jennison in 1972. Mr. Del Balso generally has final authority over all aspects of the fund's investment portfolio, including but not limited to purchases and sales of individual securities, portfolio construction, risk assessment and management of cash flows.

- Kathleen A. McCarragher. Executive Vice President and Head of Growth Equity; joined Jennison in 1998; previously employed at Weiss, Peck & Greer L.L.C. as a managing director and director of large cap growth equities.

- Spiros Segalas. President and Chief Investment Officer; a founding member of Jennison in 1969.

* The portfolio managers for the fund are supported by members of the subadviser's Large Cap Growth Equity Team, which is comprised of other portfolio managers, research analysts and other investment professionals. Team members provide research support, make securities recommendations and support the portfolio managers in all activities.

JOHN HANCOCK ADVISERS, LLC ("JOHN HANCOCK ADVISERS")

John Hancock Advisers, a Delaware limited liability company with offices at 101 Huntington Avenue, Boston, Massachusetts, is a wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117. JHLICO is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND                    PORTFOLIO MANAGERS
----                    ------------------
Active Bond Fund        Barry H. Evans
                        Howard C. Greene
                        Benjamin A. Matthews

Strategic Income Fund   Frederick L. Cavanaugh, Jr.
                        Daniel  S. Janis, III

-    Frederick L. Cavanaugh, Jr. Senior Vice President; joined John Hancock in
     1986.

- Barry H. Evans. Senior Vice President, Chief Fixed Income Officer and a member of the Senior Investment Policy Committee; joined John Hancock in 1986.

- Howard C. Greene. Senior Vice President; joined John Hancock in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.

- Daniel S. Janis, III. Vice President; joined John Hancock in 1999; previously a senior risk manager at BankBoston (1997 to 1999).

-    Benjamin A. Matthews. Vice President; joined John Hancock in 1995.

LEGG MASON FUNDS MANAGEMENT, INC. ("LEGG MASON")

Legg Mason traces its history to 1982, is a subsidiary of Legg Mason, Inc., a financial services holding company, and is located at 100 Light Street, Baltimore, Maryland 21202. Legg Mason serves as the investment manager for several domestic and offshore equity mutual funds.

FUND               PORTFOLIO MANAGERS
----               ------------------
Core Equity Fund   Mary Chris Gay*

- Mary Chris Gay. Portfolio Manager; has managed or co-managed equity funds advised by Legg Mason since 1998 and has also served as a research analyst.


* Bill Miller, Chief Investment Officer of Legg Mason, manages a master portfolio that serves as a model for the Core Equity Fund. Ms. Gay, however, is solely responsible for the day-to-day management of fund and for implementing the investment strategies pursued by the master portfolio, subject to the fund's investment objectives, restrictions, cash flows and other considerations.


LORD, ABBETT & CO. LLC ("LORD ABBETT")

Lord Abbett was founded in 1929 and manages one of America's oldest mutual fund complexes. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

FUND                 PORTFOLIO MANAGERS
----                 ------------------
All Cap Value Fund   David Builder
                     Robert P. Fetch
                     Daniel H. Frascarelli
                     Howard Hansen
                     Gerard S. E. Heffernan
                     Robert G. Morris

Mid Cap Value Fund   Eileen Banko
                     David Builder
                     Howard Hansen
                     Edward K. von der Linde

-    Eileen Banko. Equity Analyst; joined Lord Abbett in 1990.

-    David Builder. Equity Analyst; joined Lord Abbett in 1998.

- Robert P. Fetch. Partner and Small-Cap Value Senior Investment Manager; joined Lord Abbett in 1995.

- Daniel H. Frascarelli. Partner and Investment Manager; joined Lord Abbett in 1990.

-    Howard Hansen. Investment Manager; joined Lord Abbett in 1994.

- Gerard S. E. Heffernan. Research Analyst on the Small Cap Value Team; joined Lord Abbett in 1998; previously a portfolio manager and equity research analyst at CL Capital Management.

- Robert G. Morris. Partner and Director of Equity Investments; joined Lord Abbett in 1991.

- Edward K. von der Linde. Partner and Investment Manager; joined Lord Abbett in 1988.

MARSICO CAPITAL MANAGEMENT, LLC ("MARSICO")

Marsico, located at 1200 17th Street, Suite 1600, Denver, Colorado 80202, was organized in September 1997 as a registered investment adviser. Marsico provides investment management services to other mutual funds, institutional accounts and private accounts. Thomas F. Marsico is the founder and CEO of the firm. Marsico is an indirect, wholly-owned subsidiary of Bank of America Corporation.

FUND                               PORTFOLIO MANAGER
----                               -----------------
International Opportunities Fund   James G. Gendelman

- James G. Gendelman. Portfolio Manager; joined Marsico in 2000; previously Vice President of International Sales for Goldman, Sachs & Co.


MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is an indirect subsidiary of Sun Life Financial Inc. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

FUND                    PORTFOLIO MANAGER
----                    -----------------
Strategic Growth Fund   S. Irfan Ali

Strategic Value Fund    Kenneth Enright
                        Alan T. Langsner

Utilities Fund          Albert D. Persons
                        Maura A. Shaughnessy

-    S. Irfan Ali. Senior Vice President; joined MFS in 1993.

-    Kenneth Enright. Senior Vice President; joined MFS in 1986.

-    Alan T. Langsner. Vice President; joined MFS in 1999.

- Albert D. Persons. Vive President, focusing primarily on debt securities; joined MFS in 2000.

- Maura A. Shaughnessy. Senior Vice President, focusing primarily on equities; joined MFS in 1991.

MERCURY ADVISORS ("MERCURY")

Mercury is a wholly-owned subsidiary of Merrill Lynch & Co., Inc. Mercury and its advisory affiliates constitute one of the world's largest asset management firms overseeing client assets in over 70 countries around the globe. Mercury's U.S. offices are located at 4 World Financial Center, New York, New York 10080.

FUND                   PORTFOLIO MANAGER
----                   -----------------
Large Cap Value Fund   Bob Doll

- Bob Doll. Senior Portfolio Manager; President and Chief Investment Officer of Merrill Lynch Investment Managers; joined Merrill Lynch Investment Managers in 1999.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED ("MFC GLOBAL (U.S.A.)")

MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the funds of the Fund for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life

Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

FUND                        PORTFOLIO MANAGERS
----                        ------------------
500 Index Fund              Carson Jen
                            Narayan Ramani

Emerging Growth Fund        Niall Brown
                            Robert Lutzko

Mid Cap Index Fund          Carson Jen
                            Narayan Ramani

Pacific Rim Fund            Pauline Dan
                            Seton Lor

Quantitative All Cap Fund   Harpreet Singh
                            Chris Hensen
                            Rhonda Chang
                            Robert Lutzko
                            Brett Hryb

Quantitative Mid Cap Fund   Norman Ali
                            Rhonda Chang

Quantitative Value Fund     Chris Hensen
                            Brett Hryb
                            Harpreet Singh

Small Cap Index Fund        Carson Jen
                            Narayan Ramani

Total Stock Market Index    Carson Jen
Fund                        Narayan Ramani

- Noman Ali. Assistant Vice President and Portfolio Manager, U.S. Equity, at Manulife Financial; joined MFC Global (U.S.A.) in 1999.

- Niall Brown. Portfolio Manager and Senior Analyst of U.S. Equities; joined MFC Global (U.S.A.) in 2003; previously Vice President of U.S. Equities at TD Asset Management.

- Rhonda Chang. Portfolio Manager; joined MFC Global (U.S.A.) in 1994 as research analyst with the U.S. equity team; formerly an investment analyst with AIG Global Investors.

- Pauline Dan. Portfolio Manager, responsible for Greater China and Hong Kong equity portfolios; joined an affiliate of MFC Global (U.S.A.) in 2004; previously Director of Balanced Investments at AXA Investment Managers Hong Kong Limited (formerly Barclays Global Investors Hong Kong).

- Chris Hensen. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1995.

- Brett Hryb. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1993.

- Carson Jen. Vice President, Index Operations, at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1997.

- Seton Lor. Executive Director and Senior Portfolio Manager, Asian Equities, Manulife Funds Direct (Hong Kong) Limited; joined MFC Global (U.S.A.) in 2000; previously Director of Balanced Investments at AXA Investment Managers in Hong Kong (1996-2000).

- Robert Lutzko. Vice President and Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1995.

- Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1998.

- Narayan Ramani. Assistant Vice President and Portfolio Manager of Index Funds at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1998.

- Harpreet Singh. Vice President and Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 2000; previously a quantitative analyst at Standish, Ayer & Wood Inc.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. ("MSIM")

MSIM, which does business in certain instances using the name "Van Kampen," has its principal offices at 1221 Avenue of the Americas, New York, New York. MSIM conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley is the direct parent of MSIM. MSIM also does business in certain instances using the name "Miller Anderson."

FUND         PORTFOLIO MANAGERS
----         ------------------
Value Fund   Thomas Bastian
             James Gilligan (Lead Manager)
             James Roeder
             Sergio Marcheli
             Vince Vizachero

- Thomas Bastian. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio manager at Eagle Asset Management.

-    James Gilligan. Portfolio Manager; joined Van Kampen in 1985.

-    James Roeder. Portfolio Manager; joined Van Kampen in 1999.

- Sergio Marcheli. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio specialist at Van Kampen.

- Vince Vizachero. Portfolio Manager; joined Van Kampen in 2001; previously an analyst at Fidelity.

MUNDER CAPITAL MANAGEMENT ("MUNDER")

Munder, with offices at 480 Pierce Street, Birmingham, Michigan 48009, currently serves as investment adviser to the Munder Funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts and high net worth individuals.

FUND                           PORTFOLIO MANAGERS
----                           ------------------
Small Cap Opportunities Fund   Robert E. Crosby
                               Julie R. Hollinshead
                               John P. Richardson

-    Robert E. Crosby. Senior Portfolio Manager; joined Munder in 1993.

-    Julie R. Hollinshead. Senior Portfolio Manager; joined Munder in 1995.

- John P. Richardson. Director, Small Cap Equity, and Senior Portfolio Manager; one of the founders of Munder, having joined the firm shortly after its inception in 1985.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"),

PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660, is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.

FUND                    PORTFOLIO MANAGERS
----                    ------------------
Global Bond Fund        Sudi Mariappa

Real Return Bond Fund   John B. Brynjolfsson

Total Return Fund       William H. Gross

- John B. Brynjolfsson. Managing Director and Portfolio Manager; joined PIMCO in 1989.

- William H. Gross. Managing Director, Portfolio Manager and Chief Investment Officer; a founding partner of PIMCO in 1971.

- Sudi Mariappa. Managing Director, Portfolio Manager and head of global portfolio management with responsibility for overseeing PIMCO's global portfolio management efforts, joined PIMCO in 2000; previously a managing director for Merrill Lynch in Tokyo as manager of JGB and Swap Derivative Trading.

PZENA INVESTMENT MANAGEMENT, LLC. ("PZENA")

Pzena, located at 120 West 45th Street, 34th Floor, New York, New York 10036, is an investment advisor to high net worth individuals, pension plans, foundations, endowments, mutual funds and other institutional accounts. As of January 1, 2005, the majority interest in Pzena was owned by the firm's five managing principals: Richard S. Pzena (President and CEO), John P. Goetz (Managing Principal, Research), Bill Lipsey (Managing Principal, Marketing and Client Services), Amy Jones (Managing Principal, Operations and Administration) and Rama Krishna (Managing Principal, Large Cap Value). In addition, fourteen additional employees owned interests in the firm as of January 1, 2005. Mr. Pzena has ownership interests in excess of 25% and is therefore deemed a control person of Pzena.

FUND                 PORTFOLIO MANAGERS
----                 ------------------
Classic Value Fund   John P. Goetz
                     A. Rama Krishna
                     Richard S. Pzena

- John P. Goetz. Managing Principal and Co-Chief Investment Officer; joined Pzena in 1996.

- Rama Krishna. Managing Principal and Large Cap Portfolio Manager; joined Pzena in 2003; previously Chief Investment Officer and Head -- Institutional & International, Citigroup Asset Management and a Member of Citigroup's Management Committee.

- Richard S. Pzena. Managing Principal, CEO, Co-Chief Investment Officer and Founder of Pzena; joined Pzena in 1995.

SALOMON BROTHERS ASSET MANAGEMENT INC. ("SABAM")

SaBAM was established in 1987 and, together with affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed-income and equity investment services to individuals and institutional clients throughout the world. SaBAM's principal address is 399 Park Avenue, New York, New York 10022. It is a wholly owned subsidiary of Citigroup Inc. Citigroup businesses provide a broad range of financial services, asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

FUND                              PORTFOLIO MANAGERS
----                              ------------------
High Yield Fund                   Team*

Special Value Fund                Peter J. Hable

Strategic Bond Fund               Roger Lavan
                                  David Scott
                                  Peter Wilby

U.S. Government Securities Fund   John DiSpigno
                                  Roger Lavan

- John DiSpigno. Director and portfolio specialist for the Investment Grade team; joined Citigroup in 1998.

- Peter J. Hable. Managing Director; joined Citigroup (or its predecessor firms) in 1983.

- Roger Lavan. Managing Director in the fixed-income department and Portfolio Manager; responsible for SaBAM's investment company and institutional portfolios which invest primarily in mortgage-backed and U.S. government debt securities; joined SaBAM in 1990.

- David Scott. Managing Director and a Senior Portfolio Manager with Citigroup Limited in London with primary responsibility for managing long-term global bond portfolios; manages currency transactions and investments in non-dollar denominated securities; joined Citigroup in 1994.

- Peter Wilby. Managing Director and Senior Portfolio Manager; responsible for investment company and institutional portfolio investments in high yield U.S. corporate debt securities and high yield foreign sovereign debt securities; joined SaBAM in 1989.

* Current members of SaBAM's management team for the fund include: Peter Wilby, CFA, Managing Director; Beth Semmel, CFA, Managing Director; Thomas Flanagan, CFA, Managing Director; James Craige, CFA, Managing Director; and John Madden, Vice President, who serves as the portfolio specialist for the Global High Yield Team.

SSGA FUNDS MANAGEMENT, INC. ("SSGA")

SSgA is located at One Lincoln Street, Boston, Massachusetts 02111, and is owned by State Street Corporation, a financial services holding company. SSgA and its predecessor have been managing investments since 1978.


FUND                              PORTFOLIO MANAGERS
----                              ------------------
International Equity Index Fund   Jeffrey Beach



-    Jeffrey Beach. Principal; joined SSgA in 1986.





SUSTAINABLE GROWTH ADVISERS, L.P. ("SGA")

SGA is located at 1285 Avenue of the Americas, 35th Floor, New York, New York 10019. It was founded in July, 2003 and is controlled by its founders, George P. Fraise, Gordon M. Marchand and Robert L. Rohn.

FUND                              PORTFOLIO MANAGERS
----                              ------------------
U.S. Global Leaders Growth Fund   George P. Fraise
                                  Gordon M. Marchand
                                  Robert L. Rohn

- George P. Fraise. Principal; joined SGA in 2003; previously executive vice president of Yeager, Wood & Marshall, Inc. (2000-2003) and a portfolio manager at Scudder Kemper Investments (1997-2000).

- Gordon M. Marchand. Principal; joined SGA in 2003; previously chief financial and operating officer of Yeager, Wood & Marshall, Inc. (1984-2003).

- Robert L. Rohn. Principal; joined SGA in 2003; previously an analyst and portfolio manager at W.P. Stewart & Co. ("W.P. Stewart") and held positions of Chairman of the Board and Chief Executive Officer of W.P. Stewart Inc., W.P. Stewart's core U.S. investment business, and Chairman of W.P. Stewart Inc.'s Management Committee (1992 to 2003).


TEMPLETON GLOBAL ADVISORS LIMITED ("TEMPLETON GLOBAL")

Templeton Global is located at Box N-7759, Nassau, Bahamas and has been in the business of providing investment advisory services since 1954. As of December 31, 2004, Templeton and its affiliates managed over $301 billion in assets. Templeton Global is an indirect wholly owned subsidiary of Franklin Resources, Inc.

FUND          PORTFOLIO MANAGERS
----          ------------------
Global Fund   Jeffrey A. Everett
              Murdo Murchison
              Lisa Myers

- Jeffrey A. Everett. President; Chief Investment Officer -- Retail for the Templeton Global Equity Group; joined Templeton in 1989

-    Murdo Murchison. Executive Vice President; joined Templeton in 1993.

-    Lisa Myers. Vice President; joined Templeton in 1996.

TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON")

Templeton is located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394, and has been in the business of providing investment advisory services since 1954. As of December 31, 2004, Templeton and its affiliates managed over $301 billion in assets. Templeton Investment Counsel, LLC is an indirect wholly owned subsidiary of Franklin Resources, Inc.

FUND                           PORTFOLIO MANAGERS
----                           ------------------
International Small Cap Fund   Simon Rudolph
                               Tucker Scott
                               Cindy Sweeting

International Value Fund       Antonio T. Docal
                               Tucker Scott
                               Cindy Sweeting

-    Antonio T. Docal. Senior Vice President; joined Templeton in 2001.

-    Simon Rudolph. Executive Vice President; joined Templeton in 1997.

- Tucker Scott. Senior Vice President; joined Templeton in 1996; previously worked at Aeltus Investment Management.

- Cindy Sweeting. Executive Vice President and Director of Research; joined Templeton in 1997.

T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE").

T. Rowe Price, whose address is 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price.

As of December 31, 2004, T. Rowe Price and its affiliates managed over $235 billion for over eight million individual and institutional investor accounts.


FUND                        PORTFOLIO MANAGERS
----                        ------------------
Blue Chip Growth Fund       Larry J. Puglia
Equity-Income Fund          Brian C. Rogers
Health Sciences Fund        Kris H. Jenner
Science & Technology Fund   Michael F. Sola
Small Company Value Fund    Preston G. Athey
Spectrum Income Fund        Team *


-    Preston G. Athey. Vice President; joined T. Rowe Price in 1978.

- Kris H. Jenner. Vice President; joined T. Rowe Price in 1997; previously a post-doctoral fellow at the Brigham and Women's Hospital, Harvard Medical School (1995-1997).

-    Larry J. Puglia. Vice President; joined T. Rowe Price in 1990.

- Edmund M. Notzon, III (Chair of Investment Advisory Committee). Vice President; joined T. Rowe Price in 1989.

-    Brian C. Rogers. Vice President; joined T. Rowe Price in 1982.

- Michael F. Sola. Vice President; joined T. Rowe Price in 1995 as a technology analyst and has been managing investments since 1997.


*Team. The Spectrum Income Fund is managed by an investment advisory committee that has day- to-day responsibility in managing the fund's portfolio and developing and executing the fund's investment program.



Edmund N. Notzon III is Chairman of the Investment Advisory Committee and is responsible for implementing and monitoring the fund's overall investment strategy, as well as the allocation of the fund's assets. Mr. Notzon joined T. Rowe Price in 1989 and is a Vice President and Senior Portfolio Manager.



The Committee members with the most significant responsibilities for managing the funds assets are:



      - Daniel O. Shackelford. Vice President and chairman of the T. Rowe Price Fixed Income Strategy Committee; joined T. Rowe Price in 1999; responsible for the fund's investment grade bond investments.



      - Mark J. Vaselkiv. Vice President and a Portfolio Manager in the Fixed Income Group, heading taxable high-yield bond management; joined T. Rowe Price in 1988; responsible for the fund's investments in high-yield debt securities.



      - Ian Kelson. Vice President of T. Rowe Price International; responsible for the fund's high-quality international bond investments joined T. Rowe Price in 2000; prior thereto was head of fixed income for Morgan Grenfell/Deutsche Asset Management.



      - Brian Rogers. Chief Investment Officer; joined T. Rowe Price in 1982; responsible for the fund's dividend-paying common stock and value stock investments.



      - Connie Bavely. Vice President; joined T. Rowe Price in 1998; responsible for the fund's mortgage-backed and mortgage-related investments.


UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC. ("UBS")

UBS, which is located at One North Wacker Drive, Chicago, Illinois 60606, is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

FUND                      PORTFOLIO MANAGERS
----                      ------------------
Global Allocation  Fund   Tom Clarke
                          Thomas P. Madsen
                          John A. Penicook
                          Brian D. Singer
                          Neil Williams

Large Cap Fund            Team*

- Tom Clarke. Portfolio Manager; member of the Asset Allocation, Currency and Risk Management team; responsible for UBS's currency investment capability globally; joined UBS in 2000; previously head of currency for Rothschild Asset Management.

- Thomas P. Madsen. Portfolio Manager; chairs the Global Investment Committee and is the Global Head of Equities; responsible for all aspects of the management of equity assets, including research, portfolio management and trading on a global basis; joined UBS in 2000; previously held various positions at JP Morgan Investment Management in New York and London.

- John A. Penicook. Portfolio Manager; responsible for all aspects of the management of fixed-income assets globally, managing research, strategy and trading professionals around the world; joined UBS in 1983.

- Brian D. Singer. Portfolio Manager; Head of Global Investment Solutions, with responsibility for asset allocation and currency strategies; joined UBS in 1990.

- Neil Williams. Portfolio Manager; Head of Asset Allocation; responsible for the development of investment policy for balanced and multi-asset funds; joined UBS in 2003; previously Chief Global Strategist at Goldman Sachs for six years.


* Mr. Thomas Digenan is the lead portfolio manager for the Large Cap Fund. He has access to certain members of UBS' North American Equities investment management team, each of whom is allocated a specific portion of the fund's portfolio over which he has independent responsibility for research, security selection and portfolio construction. Mr. Digenan as coordinator has responsibility fore allocating the portfolio among the various mangers and analysts, occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment goals and strategies. Mr. Digenan joined UBS in 1995.


UNITED STATES TRUST COMPANY ("U.S. TRUST")

"U.S. Trust" refers collectively to United States Trust Company of New York, a state-chartered bank and trust company, and U.S. Trust Company, N.A., a national bank, which provide advisory services through their respective investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company, which in turn is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab"). Charles R. Schwab is the founder, Chairman and a Director of Schwab and, as a result of these positions and share ownership, may be deemed a controlling person of Schwab and its subsidiaries. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Company, N.A. is headquartered in Greenwich, Connecticut.


FUND                         PORTFOLIO MANAGERS
----                         ------------------
Value & Restructuring Fund   David J. Williams
                             Timothy Evnin
                             John McDermott


- David J. Williams. Managing Director and Senior Portfolio Manager; joined U.S. Trust in 1987.

- Timothy Evnin. Managing Director and Senior Portfolio Manager; Managing Director and Senior Portfolio Manager in the Investment Management Division; joined U.S. Trust in 1987.


- John McDermott. Senior Vice President and Portfolio Manager; joined U.S. Trust in 1996.



WELLINGTON MANAGEMENT COMPANY, LLP ("WELLINGTON MANAGEMENT")

Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928. The managing partners of Wellington Management are Laurie A. Gabriel, Perry M. Traquina and John R. Ryan.


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

FUND                            PORTFOLIO MANAGERS
----                           --------------------
Growth & Income Fund           Maya K. Bittar
                               Jeffrey L. Kripke
                               Matthew E. Megargel
                               Michael D. Rodier

Investment Quality Bond Fund   Richard T. Crawford
                               Thomas L. Pappas

Mid Cap Stock Fund             Michael T. Carmen

Natural Resources Fund         Karl E. Bandtel
                               James A. Bevilacqua

Small Cap Growth Fund          Steven C. Angeli

Small Cap Value Fund           Timothy J. McCormack
                               Stephen T. O'Brien
                               Shaun F. Pedersen

-    Steven C. Angeli. Senior Vice President; joined Wellington Management in
     1994.

-    Karl E. Bandtel. Senior Vice President; joined Wellington Management in
     1990.

- James A. Bevilacqua. Senior Vice President; joined Wellington Management in 1994.

-    Maya K. Bittar. Vice President; joined Wellington Management in 1998.

- Michael T. Carmen. Senior Vice President; joined Wellington Management 1999; previously an investment professional at Kobrick Funds (1997-1999).

-    Richard T. Crawford. Vice President; joined Wellington Management in 1994.

- Jeffrey L. Kripke. Vice President; joined Wellington Management in 2001; previously an investment professional at Merrill Lynch Asset Management (1999-2001) and Chase Asset Management (1998-1999).

- Timothy J. McCormack. Vice President; joined Wellington Management 2000; previously an investment professional at Oppenheimer Capital (1994-2000).

- Matthew E. Megargel. Senior Vice President; joined Wellington Management in 1983.

-    Stephen T. O'Brien. Senior Vice President; joined Wellington Management in
     1983.

-    Thomas L. Pappas. Senior Vice President; joined Wellington Management in
     1987.

- Shaun F. Pedersen. Vice President; joined Wellington Management in 2004; previously an investment professional at Thomas Weisel Asset Management (2001-2004) and The Boston Company (1996-2000).

-    Michael D. Rodier. Vice President; joined Wellington Management in 1984.

WELLS FARGO FUND MANAGEMENT, LLC ("WELLS FARGO").

Wells Fargo, located at 525 Market St., San Francisco, California, is an indirect, wholly-owned subsidiary of Wells Fargo & Company. It was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western U.S. and is one of the largest banks in the U.S.

FUND                        PORTFOLIO MANAGERS
----                        ------------------
Core Bond Fund              Marie Chandoha
                            William Stevens

U.S. High Yield Bond Fund   Phil Susser
                            Roger Wittlin

- Marie Chandoha. Senior Portfolio Manager and co-head of the Montgomery Fixed Income team at Wells Capital Management, an affiliate of Wells Fargo; joined Wells Fargo in 2003; previously senior portfolio manager and co-head of the Fixed Income Team at Montgomery Asset Management.

- William Stevens. Senior Portfolio Manager and co-head of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Fargo in 2003; previously founded the Fixed Income team of Montgomery Asset Management in 1992.

- Phil Susser. Portfolio Manager at Sutter Advisors, LLC, an indirect, wholly owned subsidiary of Wells Fargo & Company and a direct subsidiary of Wells Capital Management; joined Sutter Advisors in 2001; previously worked at Deutsche Bank Securities Inc. as an associate research analyst.

- Roger Wittlin. Senior Managing Director of the Sutter High Yield Group and Managing Director of Sutter Advisors, LLC; joined Sutter Advisors in 2000; previously worked at Goldman Sachs, Deutsche Bank and Morgan Stanley.

FINANCIAL HIGHLIGHTS


Financial highlights are not yet available for the funds of John Hancock Funds II which are newly organized.

                                   APPENDIX A

                           SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the annual percentage rates of the management fees for the funds. As stated above, the advisory or management fee for each fund is calculated by applying to the net assets of the fund an annual fee rate which is determined based on the application of the annual percentage rates for the fund to the "Aggregate Net Assets" of the fund. Aggregate Net Assets of a fund include the net assets of the fund and in most cases the net assets of one or more other John Hancock funds (or portions thereof) indicated below that have the same subadviser as the fund. If the fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

            FUNDS AND ANNUAL PERCENTAGE RATES OF AGGREGATE NET ASSETS

500 INDEX FUND: 0.470% -- first $500 million; and 0.460% -- excess over $500 million

(Aggregate Net Assets include the net assets of the Fund and the 500 Index Trust, a series of John Hancock Trust)

ACTIVE BOND FUND: 0.600%--at all asset levels

(Aggregate Net Assets include the net assets of the Fund)

ALL CAP CORE FUND: 0.800% -- first $500 million; and 0.750% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the All Cap Core Trust, a series of John Hancock Trust)

ALL CAP GROWTH FUND: 0.900% -- first $500 million; and 0.850% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund)

ALL CAP VALUE FUND: 0.850% -- first $250 million; 0.800% -- next $250 million; and 0.750% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the All Cap Value Trust, a series of John Hancock Trust)

BLUE CHIP GROWTH FUND: 0.825% -- first $1 billion; and 0.800% -- excess over $1 billion.

(Aggregate Net Assets include the net assets of the Fund and the Blue Chip Growth Trust, a series of John Hancock Trust)

BOND INDEX FUND: 0.470% -- at all asset levels.

(Aggregate Net Assets include the net assets of the Fund and the Bond Index Trust A, a series of John Hancock Trust)

CAPITAL APPRECIATION FUND: 0.850% -- first $300 million; and 0.800% -- excess over $300 million.

(Aggregate Net Assets include the net assets of the Fund and the Capital Appreciation Trust, a series of John Hancock Trust)

CLASSIC VALUE FUND: 0.800% -- at all asset levels.

(Aggregate Net Assets include the net assets of the Fund)

CORE BOND FUND: 0.690%--first $200 million; 0.640%--next $200 million; and 0.600%--excess over $400 million.

(Aggregate Net Assets include the net assets of the Fund and the Core Bond Trust, a series of John Hancock Trust)

CORE EQUITY FUND: 0.850% -- first $350 million; and 0.750% -- excess over $350 million.

(Aggregate Net Assets include the net assets of the Fund and the Core Equity Trust, a series of John Hancock Trust)

DYNAMIC GROWTH FUND: 0.950% -- first $500 million; and 0.900% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Dynamic Growth Trust, a series of John Hancock Trust)

EMERGING GROWTH FUND: 0.800% -- at all asset levels.

(Aggregate Net Assets include the net assets of the Fund and the Emerging Growth Trust, a series of John Hancock Trust)

EMERGING SMALL COMPANY FUND: 1.000% -- first $500 million; 0.970% -- next $500 million; and 0.950% -- excess over $1 billion.

(Aggregate Net Assets include the net assets of the Fund and the Emerging Small Company Trust, a series of John Hancock Trust)

EQUITY-INCOME FUND: 0.825% -- first $1 billion; and 0.800% -- excess over $1 billion.

(Aggregate Net Assets include the net assets of the Fund and the Equity-Income Trust, a series of John Hancock Trust)

FINANCIAL SERVICES FUND: 0.850% -- first $50 million; 0.800% -- next $450 million; and 0.750% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Financial Services Trust, a series of John Hancock Trust)

FUNDAMENTAL VALUE FUND: 0.850% -- first $50 million; 0.800% -- next $450 million; and 0.750% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Fundamental Value Trust, a series of John Hancock Trust)

GLOBAL ALLOCATION FUND: 0.850% -- first $500 million; and 0.800% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Global Allocation Trust, a series of John Hancock Trust)

GLOBAL BOND FUND:  0.700% -- at all asset levels.

(Aggregate Net Assets include the net assets of the Fund)

GLOBAL FUND: 0.850% -- first $1 billion; and 0.800% -- excess over $1 billion.

(Aggregate Net Assets include the net assets of the Fund, the Global Trust, a series of John Hancock Trust, the International Value Fund, a series of John Hancock Funds II and the International Value Trust, a series of John Hancock Trust)


GROWTH & INCOME FUND: 0.780% -- first $500 million; 0.760% -- next $500 million; 0.750% -- next $1.5 billion; and 0.740% -- excess over $2.5 billion.


(Aggregate Net Assets include the net assets of the Fund, that portion of the Managed Fund of the Trust that is subadvised by Grantham, Mayo, Van Otterloo & Co., the Growth & Income Trust, a series of John Hancock Trust, that portion of the Managed Trust, another series of John Hancock Trust, that is subadvised by Grantham, Mayo, Van Otterloo & Co., and the U.S. Core Fund, a series of John Hancock Funds III)

GROWTH FUND: 0.800% - first $500 million; 0.780% -- next $500 million; 0.770% --
next $1.5 billion; and 0.760% -- excess over $2.5 billion.

(Aggregate Net Assets include the net assets of the Fund, the Growth Trust, a series of John Hancock Trust, and the Growth Fund, a series of John Hancock Funds III)

GROWTH OPPORTUNITIES FUND: 0.800% - first $500 million; 0.780% -- next $500 million; 0.770% -- next $1.5 billion; and 0.760% -- excess over $2.5 billion.

(Aggregate Net Assets include the net assets of the Fund, the Growth Opportunities Trust, a series of John Hancock Trust, and the Growth Opportunities Fund, a series of John Hancock Funds III)

HEALTH SCIENCES FUND: 1.050%-- first $500 million; and 1.000% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Health Sciences Trust, a series of John Hancock Trust)

HIGH YIELD FUND: 0.725% -- first $500 million; and 0.650% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the High Yield Trust, a series of John Hancock Trust)

INTERNATIONAL EQUITY INDEX FUND: 0.550% -- first $100 million; and 0.530% -- excess over $100 million.

(Aggregate Net Assets include the net assets of the Fund and the International Equity Index Trust A, a series of John Hancock Trust)

INTERNATIONAL GROWTH FUND: 0.920% - first $100 million; 0.895% -- next $900 million; and 0.880% -- excess over $1 billion.

(Aggregate Net Assets include the net assets of the Fund, the International Growth Trust, a series of John Hancock Trust, and the International Growth Fund, a series of John Hancock Funds III )

INTERNATIONAL OPPORTUNITIES FUND: 1.000%--first $250 million; 0.950%--next $250 million; and 0.900%--excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the International Opportunities Trust, a series of John Hancock Trust)

INTERNATIONAL SMALL CAP FUND: 1.050% -- first $200 million; 0.950% -- next $300 million; and 0.850% -- excess over $500 million

(Aggregate Net Assets include the net assets of the Fund and the International Small Cap Trust, a series of John Hancock Trust)

INTERNATIONAL STOCK FUND: 0.920% -- first $100 million; 0.895% -- next $900 million; and 0.880% -- excess over $1 billion.

(Aggregate Net Assets include the net assets of the Fund, the International Stock Trust, a series of John Hancock Trust, and the International Core Fund, a series of John Hancock Funds III)

INTERNATIONAL VALUE FUND: 0.950% -- first $200 million; 0.850% -- next $300 million; and 0.800% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund, the International Value Trust, a series of John Hancock Trust, the Global Fund, a series of John Hancock Funds II and the Global Trust, a series of John Hancock Trust)

INTRINSIC VALUE FUND: 0.780% - first $500 million; 0.760% -- next $500 million; 0.750% -- next $1.5 billion; and 0.740% -- excess over $2.5 billion.

(Aggregate Net Assets include the net assets of the Fund, the Intrinsic Value Trust, a series of John Hancock Trust, and the Intrinsic Value Fund, a series of John Hancock Funds III)

INVESTMENT QUALITY BOND FUND: 0.600% -- first $500 million; and 0.550% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Investment Quality Bond Trust, a series of John Hancock Trust)

LARGE CAP FUND: 0.850%--first $250 million; 0.800%--next $250 million; and 0.750%--excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Large Cap Trust, a series of John Hancock Trust)

LARGE CAP GROWTH FUND: 0.850% -- first $750 million; and 0.800% -- excess over $750 million.

(Aggregate Net Assets include the net assets of the Fund and the Large Cap Growth Trust, a series of John Hancock Trust)

LARGE CAP VALUE FUND: 0.850% -- first $300 million; 0.825% -- next $200 million; and 0.800% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Large Cap Value Trust, a series of John Hancock Trust)

LIFESTYLE AGGRESSIVE PORTFOLIO: 0.050% -- first $7.5 billion; and 0.040% -- excess over $7.5 billion.

(Aggregate Net Assets include the net assets of the five Lifestyle Portfolios of the Trust (Aggressive, Growth, Balanced, Moderate and Conservative) and the five Lifestyle Trusts of John Hancock Trust (Aggressive 1000, Growth 820, Balanced 640, Moderate 460 and Conservative 280))

LIFESTYLE BALANCED PORTFOLIO: 0.050% -- first $7.5 billion; and 0.040% -- excess over $7.5 billion.

(Aggregate Net Assets include the net assets of the five Lifestyle Portfolios of the Trust (Aggressive, Growth, Balanced, Moderate and Conservative) and the five Lifestyle Trusts of John Hancock Trust (Aggressive 1000, Growth 820, Balanced 640, Moderate 460 and Conservative 280))

LIFESTYLE CONSERVATIVE PORTFOLIO: 0.050% -- first $7.5 billion; and 0.040% -- excess over $7.5 billion.

(Aggregate Net Assets include the net assets of the five Lifestyle Portfolios of the Trust (Aggressive, Growth, Balanced, Moderate and Conservative) and the five Lifestyle Trusts of John Hancock Trust (Aggressive 1000, Growth 820, Balanced 640, Moderate 460 and Conservative 280))

LIFESTYLE GROWTH PORTFOLIO: 0.050% -- first $7.5 billion; and 0.040% -- excess over $7.5 billion.

(Aggregate Net Assets include the net assets of the five Lifestyle Portfolios of the Trust (Aggressive, Growth, Balanced, Moderate and Conservative) and the five Lifestyle Trusts of John Hancock Trust (Aggressive 1000, Growth 820, Balanced 640, Moderate 460 and Conservative 280))

LIFESTYLE MODERATE PORTFOLIO: 0.050% -- first $7.5 billion; and 0.040% -- excess over $7.5 billion.

(Aggregate Net Assets include the net assets of the five Lifestyle Portfolios of the Trust (Aggressive, Growth, Balanced, Moderate and Conservative) and the five Lifestyle Trusts of John Hancock Trust (Aggressive 1000, Growth 820, Balanced 640, Moderate 460 and Conservative 280))

MANAGED FUND: 0.690% - at all asset levels.

(Aggregate Net Assets include the net assets of the Fund)

MID CAP CORE FUND: 0.950% -- first $10 million; 0.900% -- next $40 million; 0.875% -- next $150 million; 0.850% -- next $300 million; and 0.825% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund)

MID CAP INDEX FUND: 0.490% -- first $250 million; 0.480% -- next $250 million; and 0.460% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Mid Cap Index Trust, a series of John Hancock Trust)

MID CAP STOCK FUND: 0.875% -- first $200 million; 0.850% -- next $300 million; and 0.825% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Mid Cap Stock Trust, a series of John Hancock Trust)

MID CAP VALUE FUND: 0.900% -- first $200 million; 0.850% -- next $300 million; and 0.825% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Mid Cap Value Trust, a series of John Hancock Trust)

MONEY MARKET FUND: 0.500% -- first $500 million; and 0.470% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Money Market Trust, a series of John Hancock Trust)

NATURAL RESOURCES FUND: 1.050% -- first $50 million; and 1.000% -- excess over $50 million.

(Aggregate Net Assets include the net assets of the Fund and the Natural Resources Trust, a series of John Hancock Trust)

PACIFIC RIM FUND: 0.800% -- first $500 million; and 0.700% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Pacific Rim Trust, a series of John Hancock Trust)

QUANTITATIVE ALL CAP FUND: 0.750% -- first $50 million; and 0.700% -- excess over $50 million.

(Aggregate Net Assets include the net assets of the Fund and the Quantitative All Cap Trust, a series of John Hancock Trust)

QUANTITATIVE MID CAP FUND: 0.750% -- first $200 million; and 0.650% -- excess over $200 million.

(Aggregate Net Assets include the net assets of the Fund and the Quantitative Mid Cap Trust, a series of John Hancock Trust)

QUANTITATIVE VALUE FUND: 0.700% -- first $500 million; 0.650% -- next $500 million; and 0.600% -- excess over $1 billion.

(Aggregate Net Assets include the net assets of the Fund and the Quantitative Value Trust, a series of John Hancock Trust)

REAL ESTATE SECURITIES FUND: 0.700% -- at all asset levels.

(Aggregate Net Assets include the net assets of the Fund and the Real Estate Securities Trust, a series of John Hancock Trust)

REAL RETURN BOND FUND: 0.700% -- at all asset levels.

(Aggregate Net Assets include the net assets of the Fund)

SCIENCE & TECHNOLOGY FUND: 1.050% -- first $500 million; and 1.000% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Science & Technology Trust, a series of John Hancock Trust)

SHORT-TERM BOND FUND: 0.600%--first $100 million; 0.575%--next $150 million; and 0.550%--excess over $250 million.

(Aggregate Net Assets include the net assets of the Fund and the Short-Term Bond Trust, a series of John Hancock Trust)

SMALL CAP FUND: 0.850%--at all asset levels.

(Aggregate Net Assets include the net assets of the Fund and the Small Cap Trust, a series of John Hancock Trust)

SMALL CAP GROWTH: 1.100%--first $100 million; and 1.050%--excess over $100 million.

(Aggregate Net Assets include the net assets of the Fund and the Small Cap Growth Trust, a series of John Hancock Trust)

SMALL CAP INDEX FUND: 0.490% -- first $250 million; 0.480% -- next $250 million; and 0.460% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Small Cap Index Trust, a series of John Hancock Trust)

SMALL CAP OPPORTUNITIES FUND: 1.000% -- first $500 million; and 0.950% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Small Cap Opportunities Trust, a series of John Hancock Trust)

SMALL CAP VALUE FUND: 1.100%--first $100 million; and 1.050%--excess over $100 million.

(Aggregate Net Assets include the net assets of the Fund and the Small Cap Value Trust, a series of John Hancock Trust)

SMALL COMPANY FUND: 1.050% -- first $125 million; and 1.000% -- excess over $125 million.

(Aggregate Net Assets include the net assets of the Fund and the Small Company Trust, a series of John Hancock Trust)

SMALL COMPANY GROWTH FUND: 1.050% -- first $250 million; and 1.000% -- excess over $250 million.

(Aggregate Net Assets include the net assets of the Fund. However, the applicable rate is 1.000% of all net assets of the Fund when the aggregate net assets of the following exceed $1 billion: the Fund, All Cap Growth Fund and the Mid Cap Core Fund of the Trust, and the Small Company Growth Trust, All Cap Growth Trust and Mid Cap Core Trust of John Hancock Trust.

SMALL COMPANY VALUE FUND: 1.050% -- first $500 million; and 1.000% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Small Company Value Trust, a series of John Hancock Trust)

SPECIAL VALUE FUND: 1.000% -- first $500 million; and 0.950% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Special Value Trust, a series of John Hancock Trust)

SPECTRUM INCOME FUND: 0.800% -- first $250 million; and 0.725% -- excess over $250 million.

(Aggregate Net Assets include the net assets of the Fund and the Spectrum Income Trust, a series of John Hancock Trust)

STRATEGIC BOND FUND: 0.725% -- first $500 million; and 0.650% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Strategic Bond Trust, a series of John Hancock Trust)

STRATEGIC INCOME FUND: 0.725% -- first $500 million; and 0.650% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Strategic Income Trust, a series of John Hancock Trust)

STRATEGIC VALUE FUND: 0.850% -- first $300 million; 0.825% -- next $300 million; 0.800% -- next $300 million; 0.775% -- next $600 million; and 0.700% -- excess over $1.5 billion.

(Aggregate Net Assets include the net assets of the Fund and the Strategic Value Trust, a series of John Hancock Trust)

TOTAL RETURN FUND: 0.700% -- at all asset levels.

(Aggregate Net Assets include the net assets of the Fund)

TOTAL STOCK MARKET INDEX FUND: 0.490% -- first $250 million; 0.480% -- next $250 million; and 0.460% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Total Stock Market Index Trust, a series of John Hancock Trust)


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

U.S. GLOBAL LEADERS GROWTH FUND: 0.7125% -- first $500 million; and 0.675% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the U.S. Global Leaders Growth Trust, a series of John Hancock Trust)

U.S. GOVERNMENT SECURITIES FUND: 0.650% -- first $500 million; and 0.550% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the U.S. Government Securities Trust, a series of John Hancock Trust)

U.S. HIGH YIELD BOND FUND: 0.750% -- first $200 million; and 0.720% -- excess over $200 million.

(Aggregate Net Assets include the net assets of the Fund and the U.S. High Yield Bond Trust, a series of John Hancock Trust)

U.S. MULTI SECTOR FUND: 0.780% - first $500 million; 0.760% -- next $500 million; 0.750% -- next $1.5 billion; and 0.740% -- excess over $2.5 billion.

(Aggregate Net Assets include the net assets of the Fund and the U.S. Multi Sector Trust, a series of John Hancock Trust)

UTILITIES FUND: 0.850% -- first $300 million; 0.825% -- next $300 million; 0.800% -- next $300 million; 0.775% -- next $600 million; and 0.700% -- excess over $1.5 billion.

(Aggregate Net Assets include the net assets of the Fund and the Utilities Trust, a series of John Hancock Trust)

VALUE & RESTRUCTURING FUND: .850% -- first $500 million; and 0.800% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Value & Restructuring Trust, a series of John Hancock Trust)

VALUE FUND: 0.750% -- first $200 million; 0.725% -- next $300 million; and 0.650% -- excess over $500 million.

(Aggregate Net Assets include the net assets of the Fund and the Value Trust, a series of John Hancock Trust)

VALUE OPPORTUNITIES FUND: 0.800% - first $500 million; 0.780% -- next $500 million; 0.770% -- next $1.5 billion; and 0.760% -- excess over $2.5 billion.


(Aggregate Net Assets include the net assets of the Fund, the Value Opportunities Trust, a series of John Hancock Trust, and the Value Opportunities Fund, a series of John Hancock Funds III)

VISTA FUND: 0.900% -- first $250 million; 0.850% -- next $250 million; 0.825% --
next $500 million; and 0.800% -- excess over $1 billion.

(Aggregate Net Assets include the net assets of the Fund and the Vista Trust, a series of John Hancock Trust)

                 ADVISORY FEE WAIVERS AND EXPENSE REIMBURSEMENTS

     All Funds -- Expense Reimbursement. The Adviser voluntarily reduces its advisory fee or reimburses each fund if the total of all expenses (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund). These voluntary expense reimbursements may be terminated any time.

     - 0.05% in the case of the 500 Index Fund and the International Equity Index Fund;

     - 0.75% in the case of the Bond Index Fund, Global Bond Fund, Global Fund, International Opportunities Fund, International Small Cap Fund, International Stock Fund, International Value Fund, Mid Cap Index Fund, Pacific Rim Fund, Small Cap Index Fund and Total Stock Market Index Fund; and

     -    0.50% in the case of all other funds.

     Blue Chip Growth, Equity-Income, Health Sciences, Science & Technology, Small Company Value and Spectrum Income Funds. The Adviser has voluntarily agreed to waive a portion of its advisory fee for each of the Blue Chip Growth, Equity-Income, Health Sciences, Science & Technology, Small Company Value and Spectrum Income Funds. The waiver is based on the combined assets of these funds and the following series of John Hancock Trust: the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Science and Technology Trust, Small Company Value Trust and Spectrum Income Trust. The percentage fee reductions at different or asset levels are set forth below. This voluntary fee waiver may be terminated at any time.


COMBINED ASSET LEVELS                                           FEE REDUCTION
---------------------                                        -------------------
                                                             (AS A PERCENTAGE OF
                                                              THE ADVISORY FEE)
First $750 million........................................          0.00%
Over $750 million.........................................          5.00%


     Global Fund and International Value Fund. The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of subadvisory fees for each of Global Fund and the International Value Fund does not exceed 0.45% of the fund's average net assets. This voluntary expense reimbursement may be terminated any time.

[BACK COVER]

FOR MORE INFORMATION

The following documents are available that offer further information on John Hancock Funds II:




STATEMENT OF ADDITIONAL INFORMATION (SAI)

The Fund's SAI contains more detailed information on all aspects of the funds, including a summary of the Fund's policy regarding disclosure of fund portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.


TO REQUEST A FREE COPY OF THE FUND'S SAI, PLEASE CONTACT JOHN HANCOCK:


By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

On the Internet: www.jhfunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS AND OTHER INFORMATION ABOUT THE FUND FROM THE SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779.

[JOHN HANCOCK FUNDS II LOGO]

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION WITH RESPECT TO THESE SECURITIES IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


      SUBJECT TO COMPLETION: PRELIMINARY PROSPECTUS DATED OCTOBER 13, 2005


JOHN HANCOCK FUNDS II

PROSPECTUS DATED __________, 2005
  --CLASS 1 AND CLASS 3 SHARES

500 Index Fund                 International Equity Index Fund      Short-Term Bond Fund
Active Bond Fund               International Growth Fund            Small Cap Fund
All Cap Core Fund              International Opportunities Fund     Small Cap Growth Fund
All Cap Growth Fund            International Small Cap Fund         Small Cap Index Fund
All Cap Value Fund             International Stock Fund             Small Cap Opportunities Fund
Blue Chip Growth Fund          International Value Fund             Small Cap Value Fund
Bond Index Fund                Intrinsic Value Fund                 Small Company Fund
Capital Appreciation Fund      Investment Quality Bond Fund         Small Company Growth Fund
Classic Value Fund             Large Cap Fund                       Small Company Value Fund
Core Bond Fund                 Large Cap Growth Fund                Special Value Fund
Core Equity Fund               Large Cap Value Fund                 Spectrum Income Fund
Dynamic Growth Fund            Managed Fund                         Strategic Bond Fund
Emerging Growth Fund           Mid Cap Core Fund                    Strategic Income Fund
Emerging Small Company Fund    Mid Cap Index Fund                   Strategic Value Fund
Equity-Income Fund             Mid Cap Stock Fund                   Total Return Fund
Financial Services Fund        Mid Cap Value Fund                   Total Stock Market Index Fund
Fundamental Value Fund         Money Market Fund                    U.S. Global Leaders Growth Fund
Global Allocation Fund         Natural Resources Fund               U.S. Government Securities Fund
Global Bond Fund               Pacific Rim Fund                     U.S. High Yield Bond Fund
Global Fund                    Quantitative All Cap Fund            U.S. Multi Sector Fund
Growth & Income Fund           Quantitative Mid Cap Fund            Utilities Fund
Growth Fund                    Quantitative Value Fund              Value & Restructuring Fund
Growth Opportunities Fund      Real Estate Securities Fund          Value Fund
Health Sciences Fund           Real Return Bond Fund                Value Opportunities Fund
High Yield Fund                Science & Technology Fund            Vista Fund

[JOHN HANCOCK FUNDS II LOGO]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

CONTENTS


                                                                                PAGE
OVERVIEW

SMALL CAP FUNDS
     Emerging Growth Fund................................
     Emerging Small Company Fund.........................
     Small Cap Growth Fund...............................
     Small Cap Opportunities Fund........................
     Small Cap Fund......................................
     Small Cap Value Fund................................
     Small Company Fund..................................
     Small Company Growth Fund
     Small Company Value Fund............................
     Special Value Fund..................................
     Value Opportunities Fund

MID CAP FUNDS
     Dynamic Growth Fund.................................
     Growth Opportunities Fund
     Mid Cap Core Fund...................................
     Mid Cap Stock Fund
     Mid Cap Value Fund..................................
     Quantitative Mid Cap Fund...........................
     Value Fund
     Vista Fund

LARGE CAP FUNDS
     All Cap Core Fund...................................
     All Cap Growth Fund.................................
     All Cap Value Fund..................................
     Blue Chip Growth Fund...............................
     Capital Appreciation Fund...........................
     Classic Value Fund
     Core Equity Fund....................................
     Equity-Income Fund..................................
     Fundamental Value Fund..............................
     Growth & Income Fund................................
     Growth Fund
     Intrinsic Value Fund
     Large Cap Growth Fund...............................
     Large Cap Fund......................................
     Large Cap Value Fund................................
     Quantitative All Cap Fund
     Quantitative Value Fund.............................
     Strategic Value Fund................................
     U.S. Global Leaders Growth Fund.....................
     U.S. Multi Sector Fund
     Value & Restructuring Fund

INTERNATIONAL FUNDS
     Global Fund.........................................
     International Growth
     International Opportunities Fund
     International Small Cap Fund........................
     International Stock Fund
     International Value Fund............................
     Pacific Rim Fund....................................

FIXED-INCOME FUNDS
     Active Bond Fund....................................
     Core Bond Fund......................................

         Global Bond Fund....................................
         High Yield Fund.....................................
         Investment Quality Bond Fund........................
         Money Market Fund...................................
         Real Return Bond Fund...............................
         Short-Term Bond Fund................................
         Spectrum Income Fund
         Strategic Bond Fund.................................
         Strategic Income Fund...............................
         Total Return Fund...................................
         U.S. Government Securities Fund.....................
         U.S. High Yield Bond Fund...........................

    HYBRID FUNDS
         Global Allocation Fund..............................
         Managed Fund........................................

    SPECIALTY FUNDS
         Financial Services Fund.............................
         Health Sciences Fund................................
         Natural Resources Fund..............................
         Real Estate Securities Fund.........................
         Science & Technology Fund...........................
         Utilities Fund......................................

    INDEX FUNDS
         500 Index Fund
         Bond Index Fund
         International Equity Index Fund
         Mid Cap Index Fund
         Small Cap Index Fund
         Total Stock Market Index Fund

YOUR ACCOUNT
         Class 1 and Class 3 shares
         Transaction policies
         Dividends and account policies

FUND DETAILS
         Business structure
         Subadviser information and management biographies
FINANCIAL HIGHLIGHTS
APPENDIX A - Management fee schedules
FOR MORE INFORMATION                                                            Back Cover

OVERVIEW

JOHN HANCOCK FUNDS II

The funds of John Hancock Funds II (sometimes referred to as the "Fund") offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of investors seeking risk-managed investment strategies from seasoned professional portfolio managers.

This prospectus relates to the Class 1 and Class 3 shares of the funds. Class 1 shares are sold only to certain insurance company separate accounts, and Class 3 shares are sold only to certain qualified retirement plans.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

INVESTMENT MANAGEMENT

John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to the Fund and each of the funds. The Adviser administers the business and affairs of the Fund and retains and compensates investment subadvisers which manage the assets of the funds. Each subadviser formulates a continuous investment program for each fund it subadvises, consistent with the fund's investment goals and policies. The Adviser and each of the subadvisers is registered as an investment adviser under the Investment Advisers Act of 1940 or is exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada.MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[GRAPHIC]

GOAL AND STRATEGY

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]




MAIN RISKS

The major risk factors associated with the fund.

[GRAPHIC]

YOUR EXPENSES

The overall costs borne by an investor in the fund, including annual expenses.

                                 SMALL CAP FUNDS

EMERGING GROWTH FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited. ("MFC Global
            (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks superior long-term rates of return through capital appreciation. To pursue this goal, the fund invests under normal market conditions in high quality securities (those with a proven track record of performance and/or growth) and convertible instruments of small-cap U.S. companies.

Stocks of publicly traded companies -- and mutual funds that hold these stocks -- can be classified by the companies' market value, or capitalization. Market capitalization is defined according to Morningstar U.S. as follows: Based on a universe of the 5000 largest stocks in the U.S., the top 5% of the universe are large cap, the next 15% mid cap, and the bottom 80% are classified as small cap.

The fund will focus on purchasing high quality securities of small-cap U.S. companies whose growth prospects are better than average because they have a unique product or a technology/service edge or an expanding market share.

MFC Global (U.S.A.) focuses on a universe of approximately 1000 leading emerging growth stocks (those with growth prospects that are expected to be better than average) derived through a host of considerations including: size, fundamental analysis, balance sheet and market share analysis, company and industry growth prospectus and management interviews. The management team then uses a proprietary, quantitative system to rank stocks based on a variety of financial measures. Top-ranked stocks meeting both fundamental and quantitative criteria will be considered for the fund.

The fund may invest to a limited extent in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts. The fund may also invest to a limited extent in fixed income securities including money market instruments.

The fund may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objectives of the fund and as permitted by applicable securities legislation: S&P Depository Receipts and Russell 2000 Growth i shares (or similar types of exchange traded funds), stock index futures contracts and options of stock index futures contracts. Such use would include the hedging of significant cash flows into or out of the fund.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                     CLASS 1         CLASS 3
Management fee                                 0.80%           0.80%
Distribution and service (12b-1) fees          0.05%           0.40%
Other expenses (a)                             0.07%           0.07%(b)
Total fund operating expenses                  0.92%           1.27%(b)

--------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.31% and 1.51%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES            YEAR 1        YEAR 3        YEAR 5        YEAR 10
Class 1                      $ 94          $293          $509          $1,130
Class 3                      $129*         $454          $801          $1,781

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The MFC Global (U.S.A.) portfolio managers for the fund are:



Robert Lutzko
Niall Brown


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1        Ticker
               CUSIP                 47803V838
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

EMERGING SMALL COMPANY FUND

SUBADVISER: Franklin Advisers, Inc. ("Franklin")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its total assets (plus any borrowings for investment purposes) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalizations of the Russell 2000 Growth Index ($58 million to $3.4 billion as of August 31, 2005) ("small cap stocks") at the time of purchase. The securities of small cap companies are traded on the New York Stock Exchange, the American Stock Exchange and in the over-the-counter market. Equity securities also include preferred stocks, securities convertible into common stocks, and warrants for the purchase of common stocks.

The fund may also invest up to 20% (measured at the time of purchase) of its total assets in any combination of the following if the investment presents a favorable investment opportunity consistent with the fund's investment goal:

      - equity securities of larger capitalization companies which Franklin believes have the potential for strong growth potential, and

      - relatively well-known, larger companies in mature industries which Franklin believes have the potential for capital appreciation.

Franklin will choose small cap companies that it believes are positioned for above average growth in revenues, earnings or assets. Franklin looks for companies it believes have distinct and sustainable competitive advantages, such as a particular marketing or product niche, proven technology and industry leadership. Franklin uses a disciplined "bottom-up" approach to stock selection, blending fundamental and quantitative analysis. Franklin diversifies the fund's assets across many industries, and from time to time may invest substantially in certain sectors, including electronic technology and technology services. Small companies often pay no dividends, and current income is not a factor in the selection of stocks. The fund may invest in internet related companies.

The fund may invest up to 5% of its total assets in corporate debt securities that Franklin believes have the potential for capital appreciation as a result of improvements in the creditworthiness of the issuer. Debt securities may include bonds, notes and debentures. The fund may invest in both rated and unrated debt securities. The fund will only purchase securities rated "B" or above by Moody's or Standard & Poor's (or comparable unrated securities). The fund will not invest more than 5% of its total assets in non-investment grade securities (rated lower than "BBB" by Standard & Poor's or "Baa" by Moody's or comparable unrated securities). The receipt of income from debt securities is incidental to the fund's investment goal of capital growth.

The fund may invest up to 25% of its total assets in foreign securities, including those of developing or undeveloped markets, and sponsored or unsponsored American, European and Global Depositary Receipts. The fund currently intends to limit its investments in foreign securities to 10% of its total assets.

The fund may also invest up to 10% of its total assets in real estate investment trusts ("REITs"). See "Real Estate Securities Trust" below for a discussion of REITs and the risks of investing in these trusts.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

      - INTERNET RELATED INVESTMENTS RISK. Companies engaged in Internet-related activities are particularly vulnerable to (a) rapidly changing technology, (b) extensive government regulation and
            (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, such companies may be difficult to value, and many have high share prices relative to their earnings which may not be sustainable over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations; there can be no guarantee that such financing will be available.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - REAL ESTATE SECURITIES RISK. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependant on management skills and generally are not diversified. They could also fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions under the 1940 Act. Mortgage REITs may be affected by the quality of any credit extended.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                            CLASS 1         CLASS 3
Management fee                                        1.00%           1.00%
Distribution and service (12b-1) fees                 0.05%           0.40%
Other expenses (a)                                    0.06%           0.06%(b)
Total fund operating expenses                         1.11%           1.46%(b)

--------------
(a) Based on estimated amounts for the current fiscal year.


(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.30% and 1.70%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                 YEAR 1        YEAR 3        YEAR 5        YEAR 10
Class 1                                           $113          $353          $612          $1,352
Class 3                                           $149*         $512          $900          $1,989

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


Members of Franklin's management team for the fund are:



Michael McCarthy
Zachary Perry
Brad Carris


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1        Ticker
               CUSIP                 47803V812
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

SMALL CAP GROWTH FUND

SUBADVISER: Wellington Management Company, LLP ("Wellington Management")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund invests, under normal market conditions, primarily in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings.

Wellington Management selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

The sub-adviser looks for companies based on a combination of criteria including one or more of the following:

-     Improving market shares and positive financial trends;

-     Superior management with significant equity ownership; and

-     Attractive valuations relative to earnings growth outlook.

The fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The fund's sector exposures are broadly diversified but are primarily a result of stock selection and therefore may vary significantly from the benchmark.

The subadviser will normally invest at least 80% of the fund's assets in small-cap companies. For the purposes of the fund, "small cap companies" are those with market capitalization that are within the range of capitalization of companies represented in either the Russell 2000 Growth Index ($58 million to $3.4 billion as of August 31, 2005) or the Russell 2000 Index ($58 million to $3.5 billion as of August 31, 2005).

The fund may invest in initial public offerings (IPOs). The fund may also purchase each of the following types of securities, but not as a principal investment strategy: U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on an index or other securities).

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

The fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

      - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - INITIAL PUBLIC OFFERINGS ("IPOs") RISK. The fund is subject to the risks associated with purchases of shares issued in IPOs by companies that have little operating history as public companies. The market for

            IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                         CLASS 1         CLASS 3
Management fee                                     1.07%           1.07%
Distribution and service (12b-1) fees              0.05%           0.40%
Other expenses (a)                                 0.47%           0.47%(b)
Total fund operating expenses                      1.59%           1.94%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.71% and 2.18%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                 YEAR 1        YEAR 3        YEAR 5        YEAR 10
Class 1                                           $162          $503         $  867         $1,893
Class 3                                           $197*         $659         $1,148         $2,495

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER


The Wellington Management portfolio manager for the fund is:



Steven C. Angeli, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

SMALL CAP OPPORTUNITIES FUND

SUBADVISER: Munder Capital Management ("Munder")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. Small-capitalization companies are those companies with market capitalizations within the range of the companies in the Russell 2000 Index ($58 million to $3.4 billion as of August 31, 2005).

The fund attempts to provide potentially higher returns than a portfolio that invests primarily in larger, more established companies. Since small companies are generally not as well known to investors or have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

The fund will usually invest in equity securities of companies that the subadviser believes can be purchased at a price significantly below its inherent value. A company's equity securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company.

In addition to valuation, the subadviser considers these factors, among others in choosing companies:

      -     stable or improving earnings records;

      -     sound finances;

      -     above-average growth prospectus;

      -     participation in a fast growing industry;

      -     strategic niche position in a specialized market; and

      -     adequate capitalization.

The fund may write covered call options during especially volatile markets and also invest in equity securities of larger capitalization companies. Even though the fund will receive the option premium to help protect it against loss, a call option sold by the fund will expose the portfolio during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain. The fund may also engage in short-term trading of portfolio securities.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform large cap stocks. Similarly, the fund's strategy of investing in value stocks carries the risk that in certain markets value stocks will underperform growth stocks.

      - ACTIVE PORTFOLIO TRADING RISK. The fund may actively trade portfolio securities, which could increase transaction costs (thus lowering performance) and increase your taxable distributions.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                                    CLASS 1         CLASS 3
Management fee                                                                0.99%           0.99%
Distribution and service (12b-1) fees                                         0.05%           0.40%
Other expenses (a)                                                            0.07%           0.07%(b)
Total fund operating expenses                                                 1.11%           1.46%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.31% and 1.70%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                    YEAR 1       YEAR 3       YEAR 5       YEAR 10
Class 1                                              $113         $352         $610        $ 1,349
Class 3                                              $149         $512         $900        $ 1,989

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The Munder portfolio managers for the fund are:



John P. Richardson, CFA
Julie R. Hollinshead, CFA
Robert E. Crosby, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1        Ticker
               CUSIP                 47803X 87 5
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

SMALL CAP FUND

SUBADVISER: Independence Investment LLC ("Independence")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks maximum capital appreciation consistent with reasonable risk to principal. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets in equity securities of small cap companies whose market capitalizations do not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index ($6.4 billion as of March 31, 2005), and (c) the market capitalization of the companies in the S&P Small Cap 600 Index ($5.2 billion as of March 31,
2005).

Independence selects securities for the fund using a bottom-up selection process that focuses on stocks of statistically undervalued yet promising companies that it believes are likely to show improving fundamental prospects with identifiable catalysts for change. Examples of catalysts the subadviser may consider include a new product, new management, regulatory changes, industry or company restructuring or a strategic acquisition.

The subadviser will attempt to identify undervalued securities using quantitative screening parameters, including various financial ratios and "earnings per share" revisions, which measure the change in earnings estimate expectations. The subadviser additionally narrows the list of stocks using fundamental security analysis, which may include on-site visits, outside research and analytical judgment.

The fund may sell a stock, for example, if: the stock reaches the target price set by the subadviser; the subadviser decides, using the same quantitative screens as in the selection process, that the stock is statistically overvalued; or the subadviser decides the earnings expectations or fundamental outlook for the company have deteriorated.

The fund may invest in initial public offerings ("IPOs"). The fund may purchase other types of securities that are not primary investment vehicles, for example:
U.S. dollar denominated foreign securities and ADRs, certain Exchange-traded funds ("ETFs"), and certain derivatives (instruments whose value is based on indexes or other securities). For purposes of the fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

As timing the market is not an important part of the subadviser's investment strategy, cash reserves will normally represent a small portion of the fund's assets (under 20%).

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]



MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - INITIAL PUBLIC OFFERINGS ("IPOs") RISK. The fund is subject to the risks associated with purchases of shares issued in IPOs by companies that have little operating history as public companies. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                           CLASS 1         CLASS 3
Management fee                                       0.85%           0.85%
Distribution and service (12b-1) fees                0.05%           0.40%
Other expenses (a)                                   0.07%           0.07%(b)
Total fund operating expenses                        0.97%           1.32%(b)

----------
(a) Based on estimated amounts for the current fiscal year.


(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.31% and 1.56%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES               YEAR 1       YEAR 3       YEAR 5       YEAR 10
Class 1                         $ 99         $309         $536         $1,190
Class 3                         $134*        $469         $827         $1,836

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER


The Independence portfolio manager for the fund is:



Charles S. Glovsky, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1        Ticker
               CUSIP                 47803X800
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

SMALL CAP VALUE FUND

SUBADVISER: Wellington Management Company, LLP ("Wellington Management")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its assets in small cap companies that are believed to be undervalued by various measures and to offer good prospects for capital appreciation. For purposes of this fund, "small cap companies" are those with market capitalizations within the range of capitalizations of companies represented in either the Russell 2000 Value Index ($65 million to $3.5 billion as of August 31, 2005) or the Russell 2000 Index ($58 million to $3.5 billion as of August 31, 2005).

The fund invests primarily in a diversified mix of common stocks of small U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

Wellington Management employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadviser believes have distinct value characteristics based on industry-specific valuation criteria. Wellington Management focuses on high quality companies with a proven record of above average rates of profitability that sell at a discount relative to the overall small cap market. Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

-     Sustainable competitive advantages within a market niche;

-     Strong profitability and free cash flows;

-     Strong market share positions and trends;

-     Quality of and share ownership by management; and

- Financial structures that are more conservative than the relevant industry average.

The fund's sector exposures are broadly diversified but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark.

The fund may invest in initial public offerings (IPOs). The portfolio may also purchase each of the following types of securities, but not as a principal investment strategy: real estate investment trusts (REITs) or other real estate-related equity securities, U.S. dollar denominated foreign securities, certain Exchange Traded Funds (ETFs), and certain derivatives (investments whose value is based on an index or other securities).

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

The fund normally has 10% or less (usually lower) of its assets invested in cash and cash equivalents. In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - INITIAL PUBLIC OFFERINGS ("IPOs") RISK. The fund is subject to the risks associated with purchases of shares issued in IPOs by companies that have little operating history as public companies. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                          CLASS 1         CLASS 3
Management fee                                      1.07%           1.07%
Distribution and service (12b-1) fees               0.05%           0.40%
Other expenses (a)                                  0.47%           0.47%(b)
Total fund operating expenses                       1.59%           1.94%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.71% and 2.18%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES            YEAR 1       YEAR 3       YEAR 5       YEAR 10
Class 1                      $162         $503        $  867        $1,893
Class 3                      $197*        $659        $1,148        $2,495

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The Wellington Management portfolio managers for the fund are:



Stephen T. O'Brien, CFA
Timothy J. McCormack, CFA
Shaun F. Pedersen


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

SMALL COMPANY FUND
SUBADVISER: American Century Investment Management, Inc. ("American Century")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital growth. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its assets in stocks of U.S. companies that, at the time of investment, have market capitalization not greater than that of the largest company in the S&P Small Cap 600 Index (The market cap range of this index as of August 31, 2005 was $40 million to $4.5 billion). If the companies in which the fund invests are successful, these companies may grow into medium- and larger-sized companies. In addition, if the portfolio managers determine that the availability of small-sized companies in which to invest is not adequate to meet the fund's investment needs, the subadviser may invest up to 20% of the fund's assets in medium- and larger-sized companies.

The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the subadviser ranks stocks, primarily smaller companies, from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measure of its growth potential. To measure value, the subadviser uses ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the subadviser uses the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the subadviser uses a technique called portfolio optimization. In portfolio optimization, the subadviser uses a computer to build a portfolio of stocks from the ranking described above that the subadviser believes will provide the optimal balance between risk and expected return. The goal is to create a portfolio that provides better returns than its benchmark without taking on significant additional risk.


The subadviser generally sells stocks from the fund's portfolio when it believes a stock becomes too expensive relative to other stock opportunities, a stock's risk parameters outweigh its return opportunities, more attractive alternatives are identified or specific events alter a stock's prospects.



The subadviser does not attempt to time the market. Instead, under normal market conditions, the subadviser intends to keep the portfolio fully invested in stocks regardless of the movement of the stock prices generally. When the subadviser believes it is prudent, the fund may invest a portion of its assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts and other similar securities. Futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks.


The portfolio may invest in IPOs (initial public offerings).

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]



MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SMALL CAP AND MID CAP STOCK RISK. The fund's investments in small cap and mid cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, small cap and mid cap companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - INITIAL PUBLIC OFFERINGS ("IPOS") RISK. The fund is subject to the risks associated with purchases of shares issued in IPOs by companies that have little operating history as public companies. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                  CLASS 1                     CLASS 3
Management fee                              1.04%                      1.04%
Distribution and service (12b-1) fees       0.05%                      0.40%
Other expenses (a)                          0.09%                      0.09%(b)
Total fund operating expenses               1.18%                      1.53%(b)

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.33% and 1.77%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES        YEAR 1        YEAR 3        YEAR 5       YEAR 10
Class 1                 $ 121         $  376        $  651       $ 1,436
Class 3                 $ 156*        $  534        $  937       $ 2,064

------------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The American Century portfolio managers for the fund are:



William Martin

Wilhelmine von Turk
Thomas P. Vaiana


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1     Ticker
            CUSIP                       47803X867
            Newspaper
            SEC number
            JH II fund number

CLASS 3     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

SMALL COMPANY GROWTH FUND

SUBADVISER:  A I M Capital Management, Inc. ("AIM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its assets in securities of small-capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index. As of August 31, 2005, the capitalizations of companies included in the Russell 2000 Index ranged from $58 million to $3.5 billion).

The fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

In selecting investments, AIM seeks to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The subadviser anticipates that the fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The subadviser allocates investments among fixed-income securities based on its view as to the best values then available in the marketplace. AIM considers whether to sell a particular security when any of these factors materially changes.

The fund may hold a portion of its assets in cash or cash equivalents, including shares of money market funds affiliated with the subadviser as well as U.S. and foreign dollar-denominated money market securities.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]



MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

      - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                      CLASS 1            CLASS 3
Management fee                                  1.05%             1.05%
Distribution and service (12b-1) fees           0.05%             0.40%
Other expenses (a)                              0.10%             0.10%(b)
Total fund operating expenses                   1.20%             1.55%(b)

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.34% and 1.79%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES            YEAR 1                     YEAR 3
Class 1                     $ 122                      $  380
Class 3                     $ 158*                     $  540

------------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).


PORTFOLIO MANAGERS



AIM's management team members primarily responsible for the fund are:



Juliet S. Ellis, CFA



Juan R. Hartsfield


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1     Ticker
            CUSIP                     47803X859
            Newspaper
            SEC number
            JH II fund number

CLASS 3     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

SMALL COMPANY VALUE FUND

SUBADVISER:  T. Rowe Price Associates, Inc. ("T. Rowe Price")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase ($3.5 billion as of August 31, 2005). Market capitalizations of companies in the Russell 2000 Index change over time, however, and the fund will not sell a stock just because a company has grown to a market capitalization outside the range of the Russell 2000 Index. The fund may occasionally purchase companies with a market cap above this range.

Reflecting a value approach to investing, the fund will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow, or business franchises. T. Rowe Price's in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, they generally look for some of the following factors:

      - Low price/earnings, price/book value or price/cash flow ratios relative to the S&P 500, the company's peers or its own historic norm;

      -     Low stock price relative to a company's underlying asset values;

      - Above-average dividend yield relative to a company's peers or its own historic norm;

      -     A plan to improve the business through restructuring; or

      -     A sound balance sheet and other positive financial characteristics.

While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities (up to 20% of it's total assets), futures, and options.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options.

In pursuing the fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                      CLASS 1               CLASS 3
Management fee(a)                               1.03%                 1.03%
Distribution and service (12b-1) fees           0.05%                 0.40%
Other expenses (b)                              0.05%                 0.05%(c)
Total fund operating expenses                   1.13%                 1.48%(c)

------------
(a) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science and Technology Fund, Small Company Value Fund and Spectrum Income Fund. The waiver is based on the combined assets of these funds and the following series of John Hancock Trust: the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Science and Technology Trust, Small Company Value Trust and Spectrum Income Trust. The percentage fee reduction, which applies to the advisory fee of each fund, is increased once these combined assets exceed specified amounts. If this waiver were reflected in the table, the advisory fee and the total fund operating expenses for the fund would be 1.00% and 1.10%, respectively. This voluntary waiver may be terminated at any time.

(b) Based on estimated amounts for the current fiscal year.

(c) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.29% and 1.72%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES       YEAR 1       YEAR 3      YEAR 5       YEAR 10
Class 1                $ 115        $  359      $  622         1,374
Class 3                $ 151*       $  518      $  911       $ 2,010

------------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER


The T. Rowe Price portfolio manager for the fund is:



Preston G. Athey, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1     Ticker
            CUSIP                   47803X834
            Newspaper
            SEC number
            JH II fund number

CLASS 3     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

SPECIAL VALUE FUND

SUBADVISER:  Salomon Brothers Asset Management Inc ("SaBAM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital growth. To pursue this goal, the fund invests, under normal market conditions, at least 80% of the value of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of smaller capitalized U.S. companies. Smaller capitalized companies are those whose market capitalizations at the time of investment are no greater than the market capitalizations of companies in the Russell 2000 Value Index ($3.5 billion as of August 31, 2005). The size of companies in the index changes with market conditions and the composition of the index. Equity securities include exchange-traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities and warrants and rights relating to equity securities.

SaBAM emphasizes individual security selection while spreading the fund's investments among industries and sectors. SaBAM uses both quantitative and fundamental methods to identify stocks of smaller capitalization companies it believes have the best prospects for outperforming its competition. (Quantitative methods are screening mechanisms to identify potential investments and include review of: (a) stock yields, (b) stock prices, (c) cash flow and (d) rankings.)

SaBAM uses quantitative parameters to select a universe of smaller capitalized companies that fit the fund's general investment criteria. (Quantitative parameter are the values used to evaluate investments.) In selecting individual securities from within this range, SaBAM looks for "value" attributes, such as:

      -     low stock price relative to earnings, book value and cash flow; and

      -     high return on invested capital.

The subadviser also uses quantitative methods to identify catalysts and trends that might influence the portfolio's industry or sector focus, or the subadviser's individual security selection.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                      CLASS 1            CLASS 3
Management fee                                  1.00%              1.00%
Distribution and service (12b-1) fees           0.05%              0.40%
Other expenses (a)                              0.08%              0.08%(b)
Total fund operating expenses                   1.13%              1.48%(b)

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.32% and 1.72%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES      YEAR 1          YEAR 3          YEAR 5           YEAR 10
Class 1               $ 116           $  360          $  624           $ 1,379
Class 3               $ 151*          $  518          $  911           $ 2,010

------------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER


The SaBAM portfolio manager for the fund is:



Peter J. Hable


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1     Ticker
            CUSIP                    47803X818
            Newspaper
            SEC number
            JH II fund number

CLASS 3     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

VALUE OPPORTUNITIES FUND

SUBADVISER: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks long-term capital growth. To pursue this goal, the fund seeks to outperform its benchmark. The fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar to such companies ("small and mid cap companies"). As of August 31, 2005, the market capitalizations of companies included in the Russell 2500 Index ranged from $58 million to $9.5 billion, the average market capitalization was approximately $2.3 billion; and the median market capitalization was approximately $773 million. The fund normally invests at least 80% of its assets in securities of small and mid cap companies.


The subadviser uses proprietary research and multiple quantitative models to identify small and mid cap company stocks it believes are undervalued and have improving fundamentals. Generally, these stocks are trading at prices below what the subadviser believes to be their true fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

Benchmark. The fund's benchmark is the Russell 2500 Value Index, which measures the performance of stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

[GRAPHIC]



MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.


      - CREDIT AND COUNTERPARTY RISK. This is the risk of default of an issuer of a portfolio security or a derivatives counterparty.



      - LIQUIDITY RISK. The fund's ability to sell securities may be adversely affected by a limited market or legal restrictions.


[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                     CLASS 1             CLASS 3
Management fee                                 0.80%               0.80%
Distribution and service (12b-1) fees          0.05%               0.40%
Other expenses (a)                             0.08%               0.08%(b)
Total fund operating expenses                  0.93%               1.28%(b)

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.32% and 1.52%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES             YEAR 1                     YEAR 3
Class 1                      $  95                      $  296
Class 3                      $ 130*                     $  457

------------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


Day-to-day management of the fund is the responsibility of GMO's U.S. Quantitative Division and no one person is primarily responsible. The senior members of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund are:



Robert Soucy
Sam Wilderman


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1     Ticker

            CUSIP
            Newspaper
            SEC number
            JH II fund number

CLASS 3     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

                                  MID CAP FUNDS

DYNAMIC GROWTH FUND

SUBADVISER:  Deutsche Asset Management, Inc. (DeAM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests primarily in stocks and other equity securities of medium-sized U.S. companies with strong growth potential.

Under normal circumstances, the fund invests the majority of its assets in the stock and other securities with equity characteristics of U.S. companies with market capitalizations, at the time of purchase, within the market capitalization range of the Russell Mid Cap Growth Index ($1.2 billion to $15.8 billion as of August 31, 2005). DeAM believes these companies contain the greatest concentration of businesses with significant growth prospects.

DeAM focuses on individual security selection rather than industry selection. DeAM uses an active process which combines financial analysis with company visits to evaluate management and strategies. DeAM may invest in internet related companies.

The fund may invest in convertible securities when it is more advantageous than investing in a company's common stock. The fund may also invest up to 20% of its assets in stocks and other securities of companies based outside the U.S. Under normal conditions this tactic will not comprise a major element of its strategy.

Company research lies at the heart of DeAM's investment process. DeAM uses a "bottom-up" approach to picking securities. This approach focuses on individual stock selection rather than industry selection. The subadviser:

      - focuses on undervalued stocks with fast-growing earnings and superior near-to-intermediate term performance potential.

      - emphasizes individual selection of medium-sized stocks across all economic sectors, early in their growth cycles and with the potential to be the blue chips of the future.

      - generally seeks companies with leading or dominant position in their niche markets, a high rate of return on invested capital and the ability to finance a major part of future growth from internal sources.

      - screens within the market capitalization range of the S&P Mid-Cap 400 Index for medium-sized companies with growth and profitability.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may invest for defensive purposes up to 100% of the its assets in the common stock of larger companies, in fixed-income securities, or short-term money market securities. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in growth stocks carries the risk that in certain markets growth stocks will underperform value stocks.

      - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - INTERNET RELATED INVESTMENTS RISK. Companies engaged in Internet-related activities are particularly vulnerable to (a) rapidly changing technology, (b) extensive government regulation and
            (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, such companies may be difficult to value, and many have high share prices relative to their earnings which may not be sustainable over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations; there can be no guarantee that such financing will be available.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                        CLASS 1              CLASS 3
Management fee                                    0.95%                0.95%
Distribution and service (12b-1) fees             0.05%                0.40%
Other expenses (a)                                0.18%                0.18%(b)
Total fund operating expenses                     1.18%                1.53%(b)

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.42% and 1.77%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES        YEAR 1         YEAR 3        YEAR 5           YEAR 10
                        ------         ------        ------           -------
Class 1                 $ 120          $ 375         $  649           $ 1,433
Class 3                 $ 156*         $ 534         $  937           $ 2,064

------------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The DeAM portfolio managers of the fund are:



Samuel A. Dedio
Robert Janis


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

CLASS 3     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

GROWTH OPPORTUNITIES FUND

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks long-term capital growth. To pursue this goal, the fund seeks to outperform its benchmark. The fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar such companies ("small cap companies"). As of August 31, 2005, the market capitalizations of companies included in the Russell 2500 Index ranged from $58 million to $9.5 billion, the average market capitalization was approximately $2.3 billion; and the median market capitalization was approximately $773 million. The fund normally invests at least 80% of its assets in securities of small cap companies.


In managing the portfolio, the subadviser uses proprietary research and multiple quantitative models to identify small cap company stocks it believes have improving fundamentals. The subadviser then narrows the selection to small cap company stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the subadviser believes to be their true fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks) and industry and sector weights. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

Benchmark. The fund's benchmark is the Russell 2500 Growth Index, which measures the performance of stocks included in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company.

[GRAPHIC]



MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.


      - CREDIT AND COUNTERPARTY RISK. This is the risk of default of an issuer of a portfolio security or a derivatives counterparty.



      - LIQUIDITY RISK. The fund's ability to sell securities may be adversely affected by a limited market or legal restrictions.


[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                          CLASS 1         CLASS 3
Management fee                                      0.80%           0.80%
Distribution and service (12b-1) fees               0.05%           0.40%
Other expenses (a)                                  0.07%           0.07%(b)
Total fund operating expenses                       0.92%           1.27%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.31% and 1.51%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                       YEAR 1           YEAR 3
Class 1                                 $ 94            $  293
Class 3                                 $129*           $  454

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


Day-to-day management of the fund is the responsibility of GMO's U.S. Quantitative Division and no one person is primarily responsible. The senior members of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund are:

Robert Soucy
Sam Wilderman


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

CLASS 3     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

MID CAP CORE FUND

SUBADVISER: A I M Capital Management, Inc. (AIM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000 Index, which measure the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap Index are considered representative of medium-sized companies. As of August 31, 2005, the market cap range of the Russell Mid Cap Index was $906 million to $17.9 billion.

In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investment that have economic characteristics similar to the fund's direct investments. The fund may invest up to 20% of it assets in equity securities of companies in other market capitalization ranges. The fund may also invest up to 20% of its assets in investment-grade debt securities. The fund may invest up to 25% of its total assets in foreign securities. For risk management or cash management purposes, the portfolio may hold a portion of its assets in cash or cash equivalents, including shares of money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially change.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks. Similarly, the fund's strategy of investing in value stocks carries the risk that in certain markets value stocks will underperform growth stocks.

      - MID CAP STOCK RISK. The fund's investments in mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                              CLASS 1         CLASS 3
Management fee                                          0.86%           0.86%
Distribution and service (12b-1) fees                   0.05%           0.40%
Other expenses (a)                                      0.07%           0.07%(b)
Total fund operating expenses                           0.98%           1.33%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.31% and 1.57%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES             YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class 1                       $100             $312            $542            $ 1,202
Class 3                       $135*            $472            $833            $ 1,847

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER


The AIM portfolio manager of the fund is:



Ronald S. Sloan (Lead Manager)


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1     Ticker
            CUSIP             47803V176
            Newspaper
            SEC number
            JH II fund number

CLASS 3     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

MID CAP STOCK FUND

SUBADVISER: Wellington Management Company, LLP ("Wellington Management")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. The fund tends to invest in companies having market capitalizations similar to those of companies included in the Russell Mid Cap Index ($906 million to $17.9 billion at August 31, 2005).

Wellington Management's investment approach, while based primarily on proprietary fundamental analysis, may also be shaped by secular and industry themes. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, Wellington Management looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management team), and attractive relative value within the context of a security's primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive.

The fund may invest up to 15% of its assets in foreign securities.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.

      - MID CAP STOCK RISK. The fund's investments in mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                CLASS 1         CLASS 3
Management fee                                            0.84%           0.84%
Distribution and service (12b-1) fees                     0.05%           0.40%
Other expenses (a)                                        0.06%           0.06(b)
Total fund operating expenses                             0.95%           1.30(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and

"Total fund operating expenses" would be 0.30% and 1.54%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES         YEAR 1           YEAR 3        YEAR 5           YEAR 10
Class 1                   $ 97             $304          $527            $ 1,170
Class 3                   $132*            $463          $817            $ 1,814

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER


The Wellington Management portfolio manager for the fund is:



Michael T. Carmen, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1     Ticker
            CUSIP                 47803V168
            Newspaper
            SEC number
            JH II fund number

CLASS 3     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

MID CAP VALUE FUND

SUBADVISER: Lord Abbett & Co. LLC ("Lord Abbett")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks capital appreciation. To pursue this goal, the fund invests, under normal market conditions, at least 80% of the its net assets (plus any borrowings for investment purposes) in securities of mid-sized companies with market capitalizations at the time of purchase within the market capitalization range of companies in the Russell Mid Cap Index ($906 million to $17.9 billion as of August 31, 2005). This range varies daily.

Lord Abbett uses a value approach in managing the fund. It generally tries to identify stocks of companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement. In trying to identify these companies, Lord Abbett looks for such factors as:

-     Changes in economic and financial environment

-     New or improved products or services

- Improved efficiencies resulting from new technologies or changes in distribution

-     New or rapidly expanding markets

-     Price increases for the company's products or services

-     Changes in management or company structure

- Changes in government regulations, political climate or competitive conditions

The fund may invest up to 10% of its assets in foreign securities and may have exposure to foreign currencies through its investment in these securities, direct holdings of foreign currencies or use of foreign currency exchange contracts for the purchase or sale of fixed quantities of foreign currencies at future dates. The subadviser does not consider ADRs and securities of companies domiciled outside the U.S. that are traded in the U.S. to be "foreign securities." Accordingly, these investments are not subject to the 10% limitation on foreign securities.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

At times the fund may take a temporary defensive position by investing some or all of its assets in short-term fixed income securities. Such securities may be used to attempt to avoid losses in response to adverse market, economic, political or other conditions, to invest uncommitted cash balances, or to maintain liquidity to meet shareholder redemptions. These securities include: obligations of the U.S. Government and its agencies and instrumentalities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements collateralized by cash and obligations of the U.S. Government and its agencies and instrumentalities. These investments could reduce the benefit from any upswing in the market and prevent the fund from achieving its investment objective.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.

      - MID CAP STOCK RISK. The fund's investments in mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                       CLASS 1         CLASS 3
Management fee                                   0.85%           0.85%
Distribution and service (12b-1) fees            0.05%           0.40%
Other expenses (a)                               0.05%           0.05%(b)
Total fund operating expenses                    0.95%           1.30%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.29% and 1.54%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                 YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class 1                           $ 97             $304            $527            $ 1,170
Class 3                           $132*            $463            $817            $ 1,814

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


Members of Lord Abbett's management team for the fund are:



Edward K. von der Linde (head of team)
Eileen Banko
Howard Hansen
David Builder


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1     Ticker
            CUSIP                 47803V143
            Newspaper
            SEC number
            JH II fund number

CLASS 3     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

QUANTITATIVE MID CAP FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital growth. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants. The fund may also invest up to 20% of its assets in large-cap stocks, convertible preferred stocks, convertible bonds and warrants in an effort to reduce overall portfolio volatility and increase performance.

Stocks of publicly traded companies -- and mutual funds that hold these stocks -- can be classified by the companies' market values, or capitalizations. Market capitalization is defined according to Morningstar U.S. as follows: Based on a universe of the 5000 largest stocks in the U.S., the top 5% of the universe are large cap, the next 15% mid cap, and the bottom 80% are classified as small cap. Using this definition, as of January 31, 2005, the largest company in the mid-cap universe was about $8.7 billion and the smallest about $1.5 billion.

MFC Global (U.S.A.) uses a bottom-up, as opposed to a top-down, investment style in managing the fund. This means that securities are selected based upon fundamental analysis performed by the portfolio manager and MFC Global ("U.S.A.")'s equity research analysts. The equity research analysts use fundamental analysis to identify mid-cap and large-cap securities of companies with strong industry positions, leading market shares, proven management and strong balance sheets. The analysts then rank all such securities based on financial attributes (including earnings, growth and momentum) using quantitative analysis. Securities at the top of this ranking may be purchased by the fund.

The fund may invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, direct holdings of foreign currencies or use of foreign currency exchange contracts for the purchase or sale of fixed quantities of foreign currencies at future dates. Investments in foreign securities may include depositary receipts. The fund may also invest to a limited extent in fixed-income securities, including money market instruments.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.

      - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                           CLASS 1         CLASS 3
Management fee                                       0.75%           0.75%
Distribution and service (12b-1) fees                0.05%           0.40%
Other expenses (a)                                   0.07%           0.07%(b)
Total fund operating expenses                        0.87%           1.22%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.31% and 1.46%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES         YEAR 1         YEAR 3          YEAR 5       YEAR 10
Class 1                   $ 89           $277            $481        $ 1,071
Class 3                   $124*          $438            $775        $ 1,726

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The MFC Global (U.S.A.) portfolio managers for the fund are:



Rhonda Chang, CFA
Norman Ali, CFA


See page __ for subadviser information and management biographies.

FUND CODES


CLASS 1     Ticker
            CUSIP                 47803X206
            Newspaper
            SEC number
            JH II fund number


CLASS 3     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

VALUE FUND

SUBADVISER: Van Kampen Investments ("Van Kampen")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to realize an above average total return over a market cycle of three to five years, consistent with reasonable risk. To pursue this goal, the fund invests primarily in equity securities of companies with capitalizations similar to the market capitalization of companies in the Russell Midcap Value Index ($906 million to $17.9 billion as of August 31, 2005).


Under normal circumstances, the fund invests at least 65% of its total assets in equity securities. These primarily include common stocks, but may also include preferred stocks, convertible securities, rights, warrants, and ADR's. The fund may invest without limit in ADRs and may invest up to 5% of its total assets in foreign equities excluding ADRs. The fund may also invest up to 15% of its assets in real estate investment trusts (REITs).


Van Kampen's approach is to select equity securities which are believed to be undervalued relative to the stock market in general as measured by the Russell Midcap Value Index. Generally, medium market capitalization companies will consist primarily of those that Van Kampen believes are selling below their intrinsic value and offer the opportunity for growth of capital. The fund emphasizes a "value" style of investing focusing on those companies with strong fundamentals, consistent track records, growth prospectus, and attractive valuations. Van Kampen may favor securities of companies that are in undervalued industries. Van Kampen may purchase stocks that do not pay dividends. Van Kampen may also invest the fund's assets in companies with smaller or larger market capitalizations.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

During unusual market conditions, the fund may temporarily invest extensively in fixed-income securities and cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in small and mid cap stocks carries the risk that in certain markets small and mid cap stocks will underperform large cap stocks.

      - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.


      - REAL ESTATE SECURITIES RISK. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependant on management skills and generally are not diversified. They could also fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions under the 1940 Act. Mortgage REITs may be affected by the quality of any credit extended.


      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                               CLASS 1         CLASS 3
Management fee                                           0.74%           0.74%
Distribution and service (12b-1) fees                    0.05%           0.40%
Other expenses (a)                                       0.12%           0.12%(b)
Total fund operating expenses                            0.91%           1.26%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.36% and 1.50%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES            YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class 1                      $ 93             $290            $503            $ 1,117
Class 3                      $128*            $451            $796            $ 1,770

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


Members of Van Kampen's Equity Income Team for the fund are:



James Gilligan (team leader)
James Roeder
Sergio Marcheli
Thomas Bastian
Vince Vizachero


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

CLASS 3     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

VISTA FUND

SUBADVISER: American Century Investment Management, Inc. ("American Century")

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks long-term capital growth. To pursue this goal, the fund normally invests in common stocks of U.S. and foreign companies that are medium-sized and smaller at the time of purchase, but the fund may purchase other types of securities as well. For purposes of the fund, "medium-sized and smaller companies" is defined as companies in the Russell Midcap Growth Index which had a market cap range between $1.23 billion and $15.8 billion as of August 31, 2005.


In managing the portfolio, American Century looks for stocks of medium-sized and smaller companies it believes will increase in value over time, using a proprietary investment strategy. In implementing this strategy, the subadviser uses a bottom-up approach to stock selection. This means that the subadviser makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. American Century's principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. These techniques help the subadviser buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet its criteria.

When determining the size of a company, American Century will consider, among other factors, the capitalization of the company and the amount of revenues as well as other information obtained about the company.


The fund may invest in securities of foreign companies. Most of the funds' foreign investments are in companies located and doing business in developed countries. The fund may also invest in IPOs (initial public offerings).


The fund is normally fully invested in stocks regardless of the movement of stock prices generally. When the subadviser believes it is prudent, the fund may invest a portion of its assets in domestic and foreign preferred stock, convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, non-leveraged futures contracts, options, notes, bonds and other debt securities. The fund generally limits its purchase of debt securities to investment-grade obligations.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]



MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - RAPID, SUBSTANTIAL TRADING RISK. The fund may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the subadviser believes that this strategy provides substantial appreciation over the long term, in the short term it can create a significant amount of price volatility. This volatility may be greater than that of the average stock fund.


      - INITIAL PUBLIC OFFERINGS ("IPOs") RISK. The fund is subject to the risks associated with purchases of shares issued in IPOs by companies that have little operating history as public companies. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time.


      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                              CLASS 1         CLASS 3
Management fee                                          0.90%           0.90%
Distribution and service (12b-1) fees                   0.05%           0.40%
Other expenses (a)                                      0.07%           0.07%(b)
Total fund operating expenses                           1.02%           1.37%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.31% and 1.61%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                    YEAR 1           YEAR 3
Class 1                                              $104             $324
Class 3                                              $139*            $485

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The American Century portfolio managers for the fund are:



Glenn A. Fogle

David M. Holland


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1     Ticker
            CUSIP                 47803X651
            Newspaper
            SEC number
            JH II fund number

CLASS 3     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

                                 LARGE CAP FUNDS

ALL CAP CORE FUND

SUBADVISER: Deutsche Asset Management, Inc. ("DeAM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests in common stocks and other equity securities within all asset classes (small, mid and large cap), primarily those within the Russell 3000 Index ($65 million to $381.3 billion at August 31, 2005).

The fund may invest in all types of equity securities including common stocks, preferred stocks, convertible securities and depositary receipts for such securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets.

The fund may also invest in U.S. Government securities and up to 5% of its assets in foreign securities.

DeAM pursues an actively managed, quantitative investment process. DeAM's investment philosophy is based on three central tenets:

      - Securities have an intrinsic value from which they deviate over time. DeAM believes that the best way to measure a security's fair vale is relative to its peers within its own industry.

      - Finding attractive companies with long-term potential requires a consideration of both growth and value attributes. Technical analysis further enhances the stock selection process, helping to identify timely market opportunities.

      - Quantitative investment models provide an improved framework for selecting mispriced stocks in an unbiased, consistent and repeatable manner.

Quantitative Investment Approach. DeAM blends fundamental equity analysis and quantitative investment theory into a disciplined and systematic process. This technique minimizes subjectivity and allows the team to analyze the broadest possible universe of stocks. DeAM's proprietary U.S. stock evaluation model, the Quantitative Investment Model (the "Model"), incorporates valuation and growth investment parameters and is used to select securities. DeAM believes that combining techniques used by fundamental value investors with extensive growth and earnings analysis minimizes investment style bias and ultimately produces a "pure" stock selection process that seeks to add value in any market environment. DeAM also incorporates technical analysis to capture short-term price changes and market responsiveness to new information.

By applying a rigorous portfolio construction process, the team targets excess return levels similar to traditional managers, while holding a significantly more diversified basket of stocks. Non-linear market impact assumptions are also incorporated into the process to maximize the trade-off between the anticipated pickup from trading and the costs associated with making these trades.

Portfolio Construction and Quantitative Risk Management. DeAM extensively screens the Russell 3000 universe using multiple investment parameters to identify what DeAM believes are the most and least attractive securities. Expected returns are generated for each stock relative to its own industry. Securities are then selected based on expected returns, risk control constraints and anticipated transaction costs.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                               CLASS 1         CLASS 3
Management fee                                           0.80%           0.80%
Distribution and service (12b-1) fees                    0.05%           0.40%
Other expenses (a)                                       0.13%           0.13%(b)
Total fund operating expenses                            0.98%           1.33%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.37% and 1.57%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                 YEAR 1         YEAR 3       YEAR 5       YEAR 10
Class 1                           $100           $311         $540        $ 1,197
Class 3                           $135*          $472         $833        $ 1,847

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The DeAM portfolio managers for the fund are:



Janet Campagna
Robert Wang
Julie Abbett


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

CLASS 3     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

ALL CAP GROWTH FUND

SUBADVISER:  AIM Capital Management, Inc. ("AIM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund invests, under normal market conditions, principally in common stocks of companies that the subadviser believes are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. Any income received from securities held by the fund will be incidental.

The fund's portfolio is primarily comprised of securities of two basic categories of companies:

      - "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and

      - "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits.

The fund may also purchase the common stocks of foreign companies. It is not anticipated, however, that foreign securities will constitute more than 20% of the value of the portfolio. American Depository Receipts ("ADRs") and European Depositary Receipts ("EDRs") and other securities representing underlying securities of foreign issuers are treated as foreign securities and included in this 20% limitation.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

      - SECTOR RISK. The fund may invest in internet-related companies, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the sector.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

                                                            CLASS 1          CLASS 3
ANNUAL OPERATING EXPENSES
Management fee                                               0.90%            0.90%
Distribution and service (12b-1) fees                        0.05%            0.40%
Other expenses (a)                                           0.05%            0.05%(b)
Total fund operating expenses                                1.00%            1.35%(b)

--------------
(a) Based on estimated amounts for the current fiscal year.


(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.29% and 1.59%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                     YEAR 1         YEAR 3       YEAR 5       YEAR 10
Class 1                               $102           $318         $552        $1,225
Class 3                               $137*          $478         $843        $1,869

-----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The AIM portfolio managers for the fund are:



Lanny H. Sachnowitz (lead manager)
Kirk L. Anderson
James G. Birdsall
Robert J. Lloyd


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1    Ticker
           CUSIP                 47803V408
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

ALL CAP VALUE FUND

SUBADVISER:  Lord, Abbett & Co. LLC ("Lord Abbett").

GOAL AND STRATEGY

The fund seeks capital appreciation. To pursue this goal, the fund invests primarily in equity securities of U.S. and multinational companies that Lord Abbett believes are undervalued in all capitalization ranges. Under normal market circumstances, the fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of companies in the Russell 1000 Index ($906 million to $381.3 billion as of August 31, 2005). This range varies daily. Equity securities may include common stocks, preferred stock, convertible securities, warrants, and similar instruments. These are companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price to-book ratios).

In selecting investments, Lord Abbett attempts to invest in securities selling at reasonable prices in relation to its assessment of their potential value. While there is the risk that an investment may never reach what Lord Abbett thinks is its full value, or may go down in value, the subadviser's emphasis on large, seasoned company value stocks may limit the fund's downside risk. This is because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be issued by more established companies and less volatile than mid-sized or small company stock. Although small companies may present greater risks than larger companies, they also may present higher potential for attractive long-term returns. Lord Abbett generally sells a stock when it thinks it seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or has reached the subadviser's valuation target.

The fund may invest up to 10% of its net assets in foreign equity securities. Lord Abbett does not consider ADRs and securities of companies domiciled outside the U.S. but that are traded in the U.S. to be "foreign securities." Accordingly, such investments are not subject to the 10% limitation on foreign securities.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                CLASS 1         CLASS 3
Management fee                                            0.83%           0.83%
Distribution and service (12b-1) fees                     0.05%           0.40%
Other expenses (a)                                        0.06%           0.06%(b)
Total fund operating expenses                             0.94%           1.29%(b)

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.30% and 1.53%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                      YEAR 1        YEAR 3       YEAR 5       YEAR 10
Class 1                                $ 96          $300         $520        $1,155
Class 3                                $131*         $460         $812        $1,803

------------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


Members of Lord Abbett's team of managers and analysts for the fund are:



Robert G. Morris
Robert P. Fetch
David G. Builder
Daniel H. Frascarelli
Howard Hansen
Gerard S. E. Heffernan


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1    Ticker
           CUSIP                 47803V606
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

BLUE CHIP GROWTH FUND

SUBADVISER:  T. Rowe Price Associates, Inc. ("T. Rowe Price")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to provide long-term growth of capital. Current income is a secondary objective. To pursue these goals, the fund invests at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in T. Rowe Price's view, are well established in their industries and have the potential for above-average earnings growth.

In identifying blue chip companies, T. Rowe Price generally considers the following characteristics:

     Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

     Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company's long-term growth prospects. T. Rowe Price analysts will evaluate the depth and breadth of a company's management experience.

     Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

T. Rowe Price evaluates the growth prospects of companies and the industries in which they operate. T. Rowe Price seeks to identify companies with strong market franchises in industries that appear to be strategically poised for long-term growth. This investment approach reflects T. Rowe Price's belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies T. Rowe Price targets will have good prospects for dividend growth.

Most of the assets of the fund are invested in U.S. common stocks. However, the fund may also purchase other types of securities, including, (i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its total assets) including ADRs, (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

The fund may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the fund but may include non-investment grade debt securities (junk bonds). The fund will not purchase a non-investment-grade debt security if, immediately after such purchase, the fund would have more than 5% of its total assets invested in such securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The portfolio may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

In pursuing its investment objective, the portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's management believes a security could increase in value for a variety of reasons including a change in management.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]





MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

      - FOREIGN SECURITIES RISK. The fund may invest up to 20% of its assets in foreign securities. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                         CLASS 1         CLASS 3
Management fee(a)                                  0.81%          0.81%
Distribution and service (12b-1) fees              0.05%          0.40%
Other expenses (b)                                 0.04%          0.04%(b)
Total fund operating expenses                      0.90%          1.25%(b)

---------
(a) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science and Technology Fund, Small Company Value Fund and Spectrum Income Fund. The waiver is based on the combined assets of these funds and the following series of John Hancock Trust: the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Science and Technology Trust, Small Company Value Trust and Spectrum Income Trust. The percentage fee reduction, which applies to the advisory fee of each fund, is increased once these combined assets exceed specified amounts. If this waiver were reflected in the table, the advisory fee and the total fund operating expenses for the fund would be 0.78% and 0.87%, respectively. This voluntary waiver may be terminated at any time.

(b) Based on estimated amounts for the current fiscal year.

(c) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.28% and 1.49%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES           YEAR 1       YEAR 3       YEAR 5       YEAR 10
Class 1                     $ 92         $288         $500         $1,111
Class 3                     $127*        $447         $790         $1,759

-----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER

The T. Rowe Price portfolio manager for the fund is:



Larry J. Puglia, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1    Ticker
           CUSIP                 47803V804
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CAPITAL APPRECIATION FUND

SUBADVISER:  Jennison Associates LLC ("Jennison")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that Jennison believes have above-average growth prospects. These companies are generally medium to large capitalization companies.

Jennison follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. Jennison looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position, (iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

Securities in which the fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the fund is not likely to receive significant dividend income on its portfolio securities.

In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the fund invests include: (i) American Depository Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) real estate investment trusts (REITs) and similar securities.

The fund may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or changes in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term). These securities often are not widely known and favorably valued.

In addition to the principal strategies discussed above, the fund may also use the following investment strategies to attempt to increase the portfolio's return or protect its assets if market conditions warrant:

- The fund may make short sales of a security including short sales "against the box" and it may invest in repurchase agreements.

- The fund may invest up to 20% of its total asset in foreign equity securities. For purposes of this 20% limit, ADRs and other similar receipts or shares are not considered to be foreign securities.

- The fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.

- The fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities.

- The fund may invest in fixed-income securities rated investment-grade (Baa or higher by Moody's Investor Service, Inc. or BBB or higher by Standard & Poor's Ratings Group or the equivalent rating by another rating service). These include corporate debt and other debt obligations of U.S. and foreign issuers. The fund may invest in obligations that are not rated, but that the Jennison believes are of comparable quality to these obligations.

Jennison considers selling or reducing a stock position when, in its opinion, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]





MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's callable securities and mortgage related securities or other fixed income securities to be paid off substantially earlier than expected.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                         CLASS 1         CLASS 3
Management fee                                     0.83%           0.83%
Distribution and service (12b-1) fees              0.05%           0.40%
Other expenses (a)                                 0.07%           0.07%(b)
Total fund operating expenses                      0.95%           1.30%(b)

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.31% and 1.54%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES               YEAR 1          YEAR 3        YEAR 5       YEAR 10
Class 1                         $ 97            $302          $524        $1,164
Class 3                         $132*           $463          $817        $1,814

-----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The Jennison portfolio managers for the fund are:



Michael A. Del Balso
Spiros Segalas

Kathleen A. McCarragher


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1    Ticker
           CUSIP                 47803V879
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASSIC VALUE FUND

SUBADVISER: Pzena Investment Management, LLC. ("Pzena")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets in domestic equity securities. The fund may invest in securities of foreign issuers, but will generally limit such investments to American Depositary Receipts (ADRs) and foreign securities listed and traded on a U.S. Exchange or the NASDAQ market.

In managing the portfolio, Pzena seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the S&P 500 Index.

In choosing individual securities, Pzena screens a universe of the 500 largest U.S. listed companies to construct a portfolio of approximately 30 to 40 stocks that Pzena believes generally have the following characteristics:

-     cheap on the basis of current price to estimated normal level of earnings;

-     current earnings below normal levels;

-     a sound plan to restore earnings to normal; and

-     a sustainable business advantage.

Using fundamental research and a proprietary computer model, Pzena ranks these companies from the cheapest to the most expensive on the basis of current share price to Pzena's estimate of normal long-term earnings power. The subadviser then focuses its research efforts on companies in the most undervalued 20% of the universe. After performing rigorous in-depth analysis that typically culminates in discussions with senior company management, Pzena refines its earnings model and makes its final investment decision.

Before investing, Pzena considers the value of an entire business relative to its price. Pzena views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's investments avoid the emotional inputs that can lead to overvalued securities.

Pzena approaches sell decisions from the same disciplined framework. The subadviser automatically sells a security when it reaches fair value (i.e., the price fairly reflects the normal earnings power and the stock falls to the mid point in Pzena's ranking system. Pzena also will generally sells a security when there are more attractive opportunities or there is a change in company fundamentals.

Pzena seeks to maintain a fully invested portfolio (generally at least 90% invested), but does not try to make investment decisions based on short-term trends in the stock market. Therefore, if attractively priced stocks cannot be found, the fund's cash levels will increase. To the extent the portfolio's cash levels increase, its ability to achieve its investment objective will be limited.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS


      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in large-cap stocks carries the risk that in certain markets large-cap stocks will underperform small-cap or mid-cap stocks.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                 CLASS 1         CLASS 3
Management fee                                             0.80%           0.80%
Distribution and service (12b-1) fees                      0.05%           0.40%
Other expenses (a)                                         0.43%           0.43(b)
Total fund operating expenses                              1.28%           1.63%(b)

------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.67% and 1.87%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES              YEAR 1          YEAR 3        YEAR 5       YEAR 10
Class 1                        $130            $406          $702        $1,544
Class 3                        $166*           $565          $989        $2,171

--------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The members of Pzena's team of managers and analysts for the fund are:



Richard S. Pzena
John P. Goetz
A. Rama Krishna


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

CLASS 3     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

CORE EQUITY FUND

SUBADVISER: Legg Mason Funds Management, Inc. ("Legg Mason")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital growth. To pursue this goal, the fund invests, under normal market conditions, primarily in equity securities that, in the subadviser's opinion, offer the potential for capital growth.

The subadviser seeks to purchase securities at large discounts to the subadviser's assessment of their intrinsic value. Intrinsic value, according to the subadviser, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Qualitative factors, such as an assessment of the company's products, competitive positioning, strategy, industry economics and dynamics, regulatory frameworks and more, may also be considered. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and change, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in government policy or geopolitical dynamics. The subadviser takes a long-term approach to investing, generally characterized by long holding periods and annual portfolio turnover of less than 50%. The fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size.

The subadviser may decide to sell securities given a variety of circumstances, such as when a security no longer appears to the subadviser to offer the potential for long-term growth of capital, when an investment opportunity arises that the subadviser believes is more compelling, or to realize gains or limit potential losses.

The fund may also invest in debt securities of companies having one or more of the above characteristics. The portfolio may invest up to 25% of its total assets in long-term debt securities and up to 10% in debt securities rated below investment grade, commonly known as "junk bonds."

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]






MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                          CLASS 1         CLASS 3
Management fee                                      0.79%           0.79%
Distribution and service (12b-1) fees               0.05%           0.40%
Other expenses (a)                                  0.05%           0.05%(b)
Total fund operating expenses                       0.89%           1.24%(b)

-----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.29% and 1.48%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                   YEAR 1        YEAR 3        YEAR 5        YEAR 10
Class 1                             $ 91          $284          $494          $1,098
Class 3                             $126*         $444          $785          $1,748

---------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER


The Legg Mason portfolio manager for the fund is:



Mary Chris Gay



* Legg Mason's investment team for the fund is led by Bill Miller (since 1999).


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1    Ticker
           CUSIP                 47803V853
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

EQUITY-INCOME FUND

SUBADVISER: T. Rowe Price Associates, Inc. ("T. Rowe Price")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to provide substantial dividend income and also long-term capital appreciation. To pursue these goals, the fund invests, under normal circumstances, at least 80% of its total assets in equity securities, with 65% in common stocks of well-established companies paying above-average dividends.
T. Rowe Price believes that income can contribute significantly to total return over time and expects the fund's yield to exceed that of the S&P 500 Index. Dividends can also help reduce the portfolio's volatility during periods of market turbulence and help offset losses when stock prices are falling.

The fund employs a "value" approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. Value investors seek to buy a stock (or other security) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize a stock's intrinsic value. Finding undervalued stocks requires considerable research to identify the particular stocks, to analyze each company's underlying financial condition and prospects, and to assess the likelihood that a stock's underlying value will be recognized by the market and reflected in its price.

The fund will generally consider companies with the following characteristics:

      -     established operating histories;

      -     above-average dividend yield relative to the S&P 500 Index;

      -     low price/earnings ratios relative to the S&P 500 Index;

      -     sound balance sheets and other financial characteristics; and

      - low stock price relative to a company's underlying value, as measured by assets, cash flow or business franchises.

The fund may also purchase other types of securities in keeping with its objective, including U.S. and non-U.S. dollar denominated foreign securities including ADRs (up to 25% of total assets); preferred stocks; convertible stocks, bonds, and warrants; and futures and options.

The fund may invest in fixed-income securities without regard to quality or rating, including up to 10% in non-investment grade fixed income securities (commonly known as "junk bonds").

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The Statement of Additional Information contains more complete description of such instruments and the risks associated therewith.

In pursuing its investment objective, the portfolio's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal. for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]






MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - FOREIGN SECURITIES RISK. The portfolio may invest up to 25% of its assets in foreign securities. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. Since the portfolio will only invest up to 25% of its assets in foreign securities, the risks associated with foreign securities will not affect the portfolio as much as a portfolio that invests more of its assets in foreign securities.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                         CLASS 1        CLASS 3
Management fee(a)                                  0.81%          0.81%
Distribution and service (12b-1) fees              0.05%          0.40%
Other expenses (b)                                 0.04%          0.04%(c)
Total fund operating expenses                      0.90%          1.25%(c)

---------
(a) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science and Technology Fund, Small Company Value Fund and Spectrum Income Fund. The waiver is based on the combined assets of these funds and the following series of John Hancock Trust: the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Science and Technology Trust, Small Company Value Trust and Spectrum Income Trust. The percentage fee reduction, which applies to the advisory fee of each fund, is increased once these combined assets exceed specified amounts. If this waiver were reflected in the table, the advisory fee and the total fund operating expenses for the fund would be 0.78% and 0.87%, respectively. This voluntary waiver may be terminated at any time.

(b) Based on estimated amounts for the current fiscal year.

(c) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.28% and 1.49%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                   YEAR 1         YEAR 3       YEAR 5       YEAR 10
Class 1                             $ 92           $288         $500        $1,112
Class 3                             $127*          $447         $790        $1,759

---------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER


The chair of T. Rowe Price's investment advisory committee for the fund is:



Brian C. Rogers, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1     Ticker
            CUSIP                 47803V788
            Newspaper
            SEC number
            JH II fund number

CLASS 3     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

FUNDAMENTAL VALUE FUND

SUBADVISER: Davis Selected Advisers, L.P. ("Davis")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks growth of capital. To pursue this goal, the fund invests, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $10 billion. The fund may also invest in companies with smaller capitalizations.

Davis uses the Davis investment philosophy in managing the fund's portfolio. The Davis investment philosophy stresses a back-to-basics approach, using extensive research to select common stocks of quality overlooked growth companies at value prices and holding such securities for the long-term. Davis looks for companies with sustainable growth rates selling at modest price-earnings multiples that it believes will expand as other investors recognize the company's true worth. Davis believes that if a sustainable growth rate is combined with a gradually expanding multiple, these rates compound and can generate above-average returns. Davis searches for companies possessing several of the following characteristics that it believes foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns:

      -     First-class management

      -     Management ownership

      -     Strong returns on capital

      -     Lean expense structure

      -     Dominant or growing market share in a growing market

      -     Proven record as an acquirer

      -     Strong balance sheet

      -     Competitive products or services

      -     Successful international operations

      -     Innovation

The fund may also invest to a limited extent, in foreign securities and fixed income securities.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS


      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

      - SECTOR RISK. The fund may invest in securities of companies in the financial services industry. Companies in this sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the sector.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                          CLASS 1        CLASS 3
Management fee                                      0.77%          0.77%
Distribution and service (12b-1) fees               0.05%          0.40%
Other expenses (a)                                  0.05%          0.05% (b)
Total fund operating expenses                       0.87%          1.22% (b)

---------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.29% and 1.46%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES          YEAR 1          YEAR 3        YEAR 5       YEAR 10
Class 1                    $ 89            $277          $482        $1,072
Class 3                    $124*           $438          $775        $1,726

-----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The Davis portfolio managers for the fund are:



Christopher C. Davis
Kenneth Charles Feinberg


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1    Ticker
           CUSIP                 47803V762
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

GROWTH & INCOME FUND

SUBADVISER: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to achieve high total return by outperforming its benchmark, currently the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

To pursue this goal, the fund typically makes equity investments in U.S. companies with larger capitalizations to gain broad exposure to the U.S. equity market. The subadviser defines "larger capitalizations" as capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index. Under normal circumstances, the fund invests at least 80% of its assets in investments tied economically to the U.S.

The subadviser uses proprietary research and quantitative models to seek out stocks it believes are undervalued or have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models it uses may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment objective, the portfolio may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.


Benchmark. The S&P 500 Index is an index of large capitalization U.S. stocks. As of August 31, 2005, the market capitalizations of companies that issue stocks included in the S&P 500 Index ranged from $540 million to $367.4 billion.


[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in value stocks carries the risk that in certain markets value stocks will underperform growth stocks.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                                    CLASS 1          CLASS 3
Management fee                                                                0.67%           0.67%
Distribution and service (12b-1) fees                                         0.05%           0.40%
Other expenses (a)                                                            0.08%           0.08(b)
Total fund operating expenses                                                 0.80%           1.15(b)

----------
(a)   Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.32% and 1.39%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                     YEAR 1          YEAR 3        YEAR 5      YEAR 10
Class 1                                              $  82            $255          $444        $  989
Class 3                                              $ 117*           $416          $738        $1,648

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).


PORTFOLIO MANAGERS



Day-to-day management of the fund is the responsibility of GMO's U.S. Quantitative Division and no one person is primarily responsible. The senior member of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund are:




Robert Soucy
Sam Wilderman


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

GROWTH FUND

SUBADVISER: Grantham, Mayo, van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund seeks to outperform its benchmark. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

The fund's benchmark is the Russell 1000 Growth Index, which measures the performance of those stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with higher price-to-book ratios and higher forecasted growth values, and which is independently maintained and published by the Frank Russell Company. The range of capitalizations of companies included in the Russell 1000 Index was $906 million to $381.3 billion as of August 31, 2005.

In managing the portfolio, the subadviser uses proprietary research and multiple quantitative models to identify stocks it believes have improving fundamentals. The subadviser then narrows the selection to those stocks it believes have growth characteristics and are undervalued. Generally, these growth stocks are trading at prices below what the subadviser believes to be their true fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

[GRAPHIC]




MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.


      - CREDIT AND COUNTERPARTY RISK. This is the risk of default of an issuer of a portfolio security or a derivatives counterparty.


[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                                    CLASS 1          CLASS 3
Management fee                                                                0.80%           0.80%
Distribution and service (12b-1) fees                                         0.05%           0.40%
Other expenses (a)                                                            0.05%           0.05%(b)
Total fund operating expenses                                                 0.90%           1.25%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.29% and 1.49%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                    YEAR 1           YEAR 3
Class 1                                              $ 92             $286
Class 3                                              $127             $447

PORTFOLIO MANAGERS


Day-to-day management of the fund is the responsibility of GMO's U.S. Quantitative Division and no one person is primarily responsible. The senior member of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund are:



Robert Soucy
Sam Wilderman


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

INTRINSIC VALUE FUND

SUBADVISER:  Grantham, Mayo,Van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital growth. To pursue this goal, the fund seeks to outperform its benchmark. The fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.

The fund's benchmark is the Russell 1000 Value Index, which measures the performance of stocks included in the Russell 1000 Index (a large capitalization U.S. stock index) with lower price-to-book ratios and lower forecasted growth values, and which is independently maintained and published by the Frank Russell Company. The range of capitalizations of companies included in the Russell 1000 Index was $906 million to $381.3 billion as of August 31, 2005.

In managing the portfolio, the subadviser uses proprietary research and multiple quantitative models to seek out stocks it believes are undervalued and have improving fundamentals. Generally, these stocks are trading at prices below what the subadviser believe to be their true fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested, and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); and (iii) manage risk by implementing shifts in investment exposure.

[GRAPHIC]




MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.


      - CREDIT AND COUNTERPARTY RISK. This is the risk of default of an issuer of a portfolio security or a derivatives counterparty.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                                    CLASS 1          CLASS 3
Management fee                                                                0.78%           0.78%
Distribution and service (12b-1) fees                                         0.05%           0.40%
Other expenses (a)                                                            0.05%           0.05%(b)
Total fund operating expenses                                                 0.88%           1.23%(b)

--------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.29% and 1.47%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                    YEAR 1           YEAR 3
Class 1                                              $ 90             $280
Class 3                                              $125*            $441

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


Day-to-day management of the fund is the responsibility of GMO's U.S. Quantitative Division and no one person is primarily responsible. The senior member of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund are:



Robert Soucy
Sam Wilderman


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1   Ticker
          CUSIP
          Newspaper
          SEC number
          JH II fund number

CLASS 3   Ticker
          CUSIP
          Newspaper
          SEC number
          JH II fund number

LARGE CAP GROWTH FUND
SUBADVISER:  Fidelity Management & Research Company ("FMR")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 80% of its assets in securities (primarily common stocks) of companies with large market capitalizations. Portfolio securities are selected based on the fundamental analysis of each issuer. Investments may include domestic and foreign issuers, and growth or value stocks or a combination of both.

For purposes of this fund, FMR generally defines large market capitalization companies as those whose market capitalizations are similar to the market capitalizations of companies in the S&P 500 Index ($540 million to $367.4 billion as of August 31, 2005) or the Russell 1000 Index ($906 million to $381.3 billion at August 31, 2005). A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. Companies whose capitalizations are below this level after purchase continue to be considered to have large market capitalizations for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of each index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management.

FMR may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                                    CLASS 1          CLASS 3
Management fee                                                                0.85%           0.85%
Distribution and service (12b-1) fees                                         0.05%           0.40%
Other expenses (a)                                                            0.10%           0.10%(b)
Total fund operating expenses                                                 1.00%           1.35%(b)

----------
(a)   Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.34% and 1.59%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                    YEAR 1       YEAR 3       YEAR 5        YEAR 10
Class 1                                              $102         $317         $550         $1,220
Class 3                                              $137*        $478         $843         $1,869

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER


The FMR portfolio manager for the fund is:



Joseph Day


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1   Ticker
          CUSIP
          Newspaper
          SEC number
          JH II fund number

CLASS 3   Ticker
          CUSIP
          Newspaper
          SEC number
          JH II fund number

LARGE CAP FUND

SUBADVISER: UBS Global Asset Management (Americas) Inc. ("UBS")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large capitalization companies. UBS defines large capitalization companies for purposes of the fund as those with a market capitalization range equal to that of the fund's benchmark, the Russell 1000 Index ($906 million to $381.3 billion at August 31, 2005).

Investments in equity securities may include dividend-paying securities, common stock and preferred stock. In general, the fund emphasizes large capitalization stocks, but also may hold small and intermediate capitalization stocks. The fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

In selecting securities, the subadviser focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the subadviser's assessment of what a security is worth. The subadviser will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The fund will invest in companies within its capitalization range as described above. However, the fund may invest a portion of its assets in securities outside this range. Further, if movement in the market price causes a security to change from one capitalization range to another, the fund is not required to dispose of the security.

The subadviser actively manages the portfolio which may, at times, result in a higher than average portfolio turnover ratio.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]




MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - ACTIVE PORTFOLIO TRADING RISK. The fund may actively trade portfolio securities, which could increase transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                                    CLASS 1          CLASS 3
Management fee                                                                0.85%           0.85%
Distribution and service (12b-1) fees                                         0.05%           0.40%
Other expenses (a)                                                            0.08%           0.08%(b)
Total fund operating expenses                                                 0.98%           1.33%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.32% and 1.57%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                     YEAR 1          YEAR 3        YEAR 5      YEAR 10
Class 1                                               $100            $311          $540        $1,198
Class 3                                               $135*           $472          $833        $1,847

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER


The leader of the UBS investment management team for the fund is:



Thomas J. Digenan


See page __ for subadviser information.

FUND CODES

CLASS 1    Ticker
           CUSIP                 47803V614
           Newspaper

           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

LARGE CAP VALUE FUND

SUBADVISER: Fund Asset Management, L.P. (doing business as "Mercury Advisors")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests in a diversified portfolio of equity securities of large cap companies located in the U.S. The fund will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations. The Russell 1000 Value Index, a subset of the Russell 1000 Index, consists of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The fund seeks to achieve its investment objective by investing at least 80% of its net assets in common stocks of large cap companies the subadviser selects from among those that are, at the time of purchase, included in the Russell 1000 Index. As of August 31, 2005, the capitalization range of the Russell 1000 Index was ($906 million to $381.3 billion.

In selecting securities for the portfolio, the subadviser uses a proprietary model that employs three filters in its initial screens: (1) earnings momentum (which is an evaluation of what it believes to be the issuer's prospects for future earnings per share based on the growth and sustainability of earnings over previous periods); (2) earnings surprise (which analyzes an issuer's reported earnings as opposed to those that were anticipated); and (3) valuations based on price-to-earnings and a dividend discount model. The subadviser looks for strong relative earnings growth, preferring growth based on increased productivity and sales to growth resulting from the company's simply revising its pricing structure. A company's stock price relative to its earnings and book value is also examined. If the subadviser believes that a company is overvalued, the company will not be considered as an investment for the fund.

After the initial screening is done, the subadviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the subadviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because the fund will not hold all the stocks in the Russell 1000 Value Index and because a portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the fund is not an "index" fund. In seeking to outperform the relevant benchmark, however, the subadviser reviews potential investments using certain criteria that are based on the securities in the relevant index. These criteria currently include the following:

      -     Relative price to earnings and price to book ratios

      -     Weighted median market capitalization of the portfolio

      - Allocation among the economic sectors of the portfolio as compared to the applicable index

      -     Weighted individual stocks within the applicable index.

The fund may invest up to 10% of its assets in securities of companies organized under the laws of countries other than the U.S. that are traded on foreign securities exchanges or in the foreign over-the-counter markets, including securities of foreign issuers that are represented by American Depositary Receipts ("ADRs"). Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities" for the purpose of the fund's investment allocations. The fund anticipates that it would generally limit its foreign securities investment to ADRs of issuers in developed countries.

The fund may invest in investment grade convertible securities, preferred stocks, illiquid securities, and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the fund may invest. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies).

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]




MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                                    CLASS 1          CLASS 3
Management fee                                                                0.85%           0.85%
Distribution and service (12b-1) fees                                         0.05%           0.40%
Other expenses (a)                                                            0.09%           0.09%(b)
Total fund operating expenses                                                 0.99%           1.34%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.33% and 1.58%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                     YEAR 1          YEAR 3        YEAR 5       YEAR 10
Class 1                                               $101            $316          $547        $1,214
Class 3                                               $136*           $475          $838        $1,858

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER


The Mercury portfolio manager for the fund is:



Bob Doll, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1   Ticker
          CUSIP                 47803V580
          Newspaper
          SEC number
          JH II fund number

CLASS 3   Ticker
          CUSIP
          Newspaper
          SEC number
          JH II fund number

QUANTITATIVE ALL CAP FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal circumstances, primarily in equity securities of U.S. companies. The fund will generally focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.

MFC Global (U.S.A.) ranks stocks based on financial attributes, including earnings, valuation, growth and momentum using quantitative analysis. (Quantitative analysis is the process of determining the value of a security by examining its numerical, measurable characteristics such as revenues, price, earnings, valuation and growth and by performing statistical and numerical analysis on this characteristic data.) The subadviser will then use fundamental analysis to identify large, mid and small cap companies with strong industry positions, leading market shares, proven management and strong financials. Stocks meeting both fundamental and quantitative analysis will be considered for the fund's portfolio.

The fund may invest to a limited extent in foreign securities and may have exposure to foreign currencies through its investment in these securities, direct holdings of foreign currencies or use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. Investments in foreign securities may include depositary receipts.

The fund may also invest to a limited extent in fixed-income securities, including money market instruments.

The fund may invest in or use the following derivatives for hedging purposes in a manner consistent with the investment objectives of the fund and as permitted by applicable securities legislation: buying futures and S&P Depository Receipts. Such use would include the hedging of significant cash flows into or out of the portfolio.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.


      - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.



      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                                    CLASS 1          CLASS 3
Management fee                                                                0.71%           0.71%
Distribution and service (12b-1) fees                                         0.05%           0.40%
Other expenses (a)                                                            0.07%           0.07%(b)
Total fund operating expenses                                                 0.83%           1.18%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.31% and 1.42%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                     YEAR 1      YEAR 3       YEAR 5        YEAR 10
Class 1                                               $ 84        $264         $459         $1,022
Class 3                                               $120*       $426         $754         $1,681

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The MFC Global (U.S.A.) portfolio managers for the fund are:



Harpreet Singh
Chris Hensen, CFA
Rhonda Chang, CFA
Robert Lutzko, CFA
Brett Hryb, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

QUANTITATIVE VALUE FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks seek long-term capital appreciation. To pursue this goal, the fund invests primarily in large-cap U.S. securities with the potential for long-term growth of capital.

In managing the portfolio, MFC Global (U.S.A.) uses both qualitative and quantitative analysis to determine the best investment values, emphasizing securities that may have been undervalued by the market. Qualitative analysis may include company visits and management interviews while quantitative analysis may include evaluations of financial data, assessment of market share and industry position, and factors such as price-to-earnings ratios, dividend yield, and earnings growth.

The fund may also hold fixed income securities (including cash and cash equivalents) and foreign securities from time to time.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]




MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                                    CLASS 1          CLASS 3
Management fee                                                                0.70%           0.70%
Distribution and service (12b-1) fees                                         0.05%           0.40%
Other expenses (a)                                                            0.06%           0.06%(b)
Total fund operating expenses                                                 0.81%           1.16%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.30% and 1.40%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                     YEAR 1         YEAR 3        YEAR 5        YEAR 10
Class 1                                               $ 83           $260          $452         $1,007
Class 3                                               $118*          $420          $743         $1,659

-----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The MFC Global (U.S.A.) portfolio managers for the fund are:



Harpreet Singh
Chris Hensen, CFA
Brett Hryb, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1   Ticker
          CUSIP                 47803X305
          Newspaper
          SEC number
          JH II fund number

CLASS 3   Ticker
          CUSIP
          Newspaper
          SEC number
          JH II fund number

STRATEGIC VALUE FUND

SUBADVISER:  Massachusetts Financial Services Company ("MFS")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks capital appreciation. To pursue this goal, the fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of companies which MFS believes are undervalued in the market relative to their long term potential.

The equity securities of the companies invested in by the portfolio may be undervalued because they are temporarily out of favor in the market due to:

      -     a decline in the market

      -     poor economic conditions

      - developments that have affected or may affect the issuer of the securities or the issuer's industry; or

      -     the market having overlooked them.

Undervalued equity securities generally have low price-to-book, price-to-sales and/or price-to-earnings ratios. The fund's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

The fund also invests in other types of securities, such as fixed income securities, including lower rated securities commonly referred to as junk bonds, and warrants, when relative value make such purchases attractive.

MFS uses a bottom-up, as opposed to a top-down, investment style in managing the fund. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management abilities) performed by the portfolio manager and MFS' large group of equity research analysts.

The fund may invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies. The fund may engage in short sales.

The fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

To meet redemption requests or pending investment of its assets or during unusual market conditions, the fund may place any portion of its assets in:

      - money market instruments (which include commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks, nonconvertible debt securities and short term obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities), and

      -     cash.

When the fund is in a defensive position or awaiting investment of its assets, the ability to achieve its investment objective will be limited.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, its foreign securities risk will be higher.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                                    CLASS 1          CLASS 3
Management fee                                                                0.85%           0.85%
Distribution and service (12b-1) fees                                         0.05%           0.40%
Other expenses (a)                                                            0.09%           0.09%(b)
Total fund operating expenses                                                 0.99%           1.34%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.33% and 1.58%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                      YEAR 1         YEAR 3        YEAR 5       YEAR 10
Class 1                                                $101           $316          $548        $1,216
Class 3                                                $136           $475          $838        $1,858

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The MFS portfolio managers for the fund are:



Kenneth Enright
Alan T. Langsner


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1   Ticker
          CUSIP                 47803X750
          Newspaper
          SEC number
          JH II fund number

CLASS 3   Ticker
          CUSIP
          Newspaper
          SEC number
          JH II fund number

U.S. GLOBAL LEADERS GROWTH FUND

SUBADVISER:  Sustainable Growth Advisers, L.P. ("SGA")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, primarily in common stocks of "U.S. Global Leaders."

Under normal market conditions, the fund invests at least 80% of its assets in stocks of companies the subadviser regards as U.S. Global Leaders. The subadviser consider U.S. Global Leaders to be U.S. companies with multi-national operations that exhibit sustainable growth characteristics in that they:

- hold leading market shares of their relevant industries that result in high profit margins and high investment returns; and

- supply consumable products or services so that their revenue streams are recurring.

The subadviser seeks to identify companies with superior long-term earnings prospects and to continue to own them as long as it believes they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace. As a result of SGA's investment strategy, the fund typically invests in large capitalization companies (companies in the capitalization range of the S&P 500 Index).

The fund may invest in other types of equities and foreign stocks.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]




MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

      - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                  CLASS 1     CLASS 3
Management fee                              0.71%      0.71%
Distribution and service (12b-1) fees       0.05%      0.40%
Other expenses (a)                          0.07%      0.07%(b)
Total fund operating expenses               0.83%      1.18%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.31% and 1.42%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES    YEAR 1    YEAR 3    YEAR 5   YEAR 10
Class 1             $  85     $  266    $  462   $ 1,028
Class 3             $ 120*    $  426    $  754   $ 1,681

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The SGA portfolio managers for the fund are:



George P. Fraise
Gordon M. Marchand
Robert L. Rohn


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1        Ticker
               CUSIP                 47803X719
               Newspaper

               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

U.S. MULTI SECTOR FUND

SUBADVISER:  Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks long term capital appreciation. To pursue this goal, the fund normally invests in securities in the Wilshire 5000 Stock Index, an independently maintained and published equity index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S. The fund normally invests at least 80% of its assets in investments tied economically to the U.S.


The fund's benchmark is the Russell 3000 Index, an independently maintained and published index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. This index represents approximately 98% of the investable U.S. equity market. As of August 31, 2005, the market capitalizations of companies included in the Russell 3000 Index ranged from $58 million to $381.3 billion.

In managing the portfolio, GMO uses proprietary research and quantitative models to determine the fund's selections of securities. These models use rolling 7-year forecasts of relative value and risk among the major sectors in the U.S. equity market (large cap value, large cap growth, large cap core, small cap value, small cap growth, and real estate/REIT) in which the fund invests.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]




MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in growth stocks carries the risk that in certain markets growth stocks will underperform value stocks. Similarly, the fund's strategy of investing in value stocks carries the risk that in certain markets value stocks will underperform growth stocks.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - REAL ESTATE SECURITIES RISK. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependant on management skills and generally are not diversified. They could also fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions under the 1940 Act. Mortgage REITs may be affected by the quality of any credit extended.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.


      - FOCUSED INVESTMENT RISK. The fund may have increased risk from focusing its investment in a limited number of countries, regions, companies or industries with high positive correlation to one another. Such a concentration means the fund may be particularly vulnerable to events affecting such countries, regions, companies or industries.



      - CREDIT AND COUNTERPARTY RISK. This is the risk of default of an issuer of a portfolio security or a derivatives counterparty.



      - LIQUIDITY RISK. The fund's ability to sell securities may be adversely affected by a limited market or legal restrictions.


[GRAPHIC]


YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                                    CLASS 1         CLASS 3
Management fee                                                                0.76%           0.76%
Distribution and service (12b-1) fees                                         0.05%           0.40%
Other expenses (a)                                                            0.05%           0.05% (b)
Total fund operating expenses                                                 0.86%           1.21% (b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.29% and 1.45%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                    YEAR 1           YEAR 3
Class 1                                              $ 88             $275
Class 3                                              $123*            $435

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


Day-to-day management of the fund is the responsibility of GMO's U.S. Quantitative Division and no one person is primarily responsible. The senior members of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund are:

Robert Soucy
Sam Wilderman


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1   Ticker
          CUSIP                 47803X644
          Newspaper
          SEC number
          JH II fund number

CLASS 3   Ticker
          CUSIP
          Newspaper
          SEC number
          JH II fund number

VALUE & RESTRUCTURING FUND

SUBADVISER:  United States Trust Company ("U.S. Trust")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund invests primarily (at least 65% of its assets) in common stocks of U.S. and, to a lesser extent, foreign companies whose share prices, in the opinion of the subadviser, do not reflect the economic value of company assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight true company values.

In choosing investments for the fund, U.S. Trust looks for companies as to which restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations (including investing in companies that have filed for protection from creditors under the U.S. Bankruptcy Code), will offer significant value to the issuer and increase its investment potential. The subadviser may select companies of any size for the fund, and the fund invests in a diversified group of companies across a number of different industries.

U.S. Trust will consider selling an investment of the fund if it determines that the investment is overpriced or if a particular investment or group of investments in the same industry is dominating the fund's portfolio.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]




MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in companies that the subadviser believes will benefit from restructuring or redeployment of assets carries the risk that an anticipated restructuring or business combination may fail to occur or may occur and fail to produce reasonably anticipated benefits. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. Moreover, since the fund invests in common stock of such companies, its subordinated position to the holders of preferred stock and company creditors may result in a company's funds being exhausted before any payments are made to the fund.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in value stocks carries the risk that in certain markets value stocks will underperform growth stocks.

      - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                   CLASS 1       CLASS 3
Management fee                               0.85%        0.85%
Distribution and service (12b-1) fees        0.05%        0.40%
Other expenses (a)                           0.05%        0.05% (b)
Total fund operating expenses                0.95%        1.30% (b)

-----------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.29% and 1.54%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES    YEAR 1      YEAR 3
Class 1              $ 97       $ 303
Class 3              $132*      $ 463

--------------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The U.S. Trust portfolio managers for the fund are:



David J. Williams (primary responsibility)
Timothy Evnin
John McDermott



See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1    Ticker
           CUSIP                     47803X669
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

                               INTERNATIONAL FUNDS

GLOBAL FUND

SUBADVISER: Templeton Global Advisors Limited ("Templeton Global")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of companies located anywhere in the world, including emerging markets. The fund will invest at least 65% of its total assets in issuers located in at least three different countries (including the U.S.).

Equity securities include common stocks and preferred stocks. The fund also invests in American, European and Global Depositary Receipts. These are certificates issued typically by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. The fund may from time to time have significant investments in one or more countries or in particular sectors such as technology (including computer hardware and software, electronics, and telecommunications) and financial institutions.

Depending upon current market conditions, the fund generally invests a portion of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.

The fund may use swap agreements as a derivative strategy to protect its assets, implement a cash or tax management strategy or enhance its returns. The fund may invest up to 5% of its total assets in swap agreements. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. Please see "Hedging and Other Strategic Transactions -- Swaps, Caps, Floors and Collars" in the Statement of Additional Information for further information.

When choosing equity investments for the fund, the subadviser applies a "bottom-up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the subadviser's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers and analyzes various measure related to stock valuation, such as a company's price/cash flow ratio, price/earnings ratio, profit margins and liquidation value.

To meet redemption requests or pending investment of its assets or during unusual market conditions, the fund may invest primarily in cash, cash equivalents, money market securities or other short-term debt securities. When the fund is in a defensive position or awaiting investment of its assets, the ability to achieve its investment objective will be limited.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                  CLASS 1         CLASS 3
Management fee (c)                          0.85%          0.85%
Distribution and service (12b-1) fees       0.05%          0.40%
Other expenses (a)                          0.19%          0.19%(b)
Total fund operating expenses (c)           1.09%          1.44%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.43% and 1.68%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

(c) The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. If such reimbursement were reflected in the table, "Management fee" and Total fund operating expenses" would be, respectively, 0.80% and 1.04% for Class 1 shares and 0.80% and 1.39% for Class 3 shares. This voluntary expense reimbursement may be terminated any time.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES      YEAR 1        YEAR 3         YEAR 5        YEAR 10
Class 1               $ 112         $ 348          $ 603         $ 1,334
Class 3               $ 147*        $ 506          $ 890         $ 1,967

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The Templeton Global portfolio managers of the fund are:



Jeffrey A. Everett, CFA (team leader)
Murdo Murchison, CFA
Lisa Myers, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

INTERNATIONAL GROWTH FUND

SUBADVISER: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY


The fund seeks long term capital appreciation. To pursue this goal, the fund seeks to outperform its benchmark. The fund typically invests in a diversified portfolio of equity investments from developed markets throughout the world.


The subadviser, using proprietary research and multiple quantitative models, seeks to add value by capitalizing on inefficiencies it perceives in the pricing of growth stocks. The subadviser applies quantitative and fundamental investment principles to select growth stocks it believes have improving fundamentals and prices that reflect the relevant market's discount to their franchise value. The subadviser maintains diversification across countries, and tilts the fund's portfolio in favor of countries that it believes have the highest growth prospects or are most undervalued. The subadviser also considers factors that may influence the growth potential of a particular country, such as currency valuation. The factors considered by the subadviser and the models used may change over time.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the Fund may (but is not obligated to) use exchange-traded and over-the-counter derivatives, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); (iii) manage risk by implementing shifts in investment exposure; and (iv) adjust its foreign currency exposure. The fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the net assets of the fund. However, the fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The fund also may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

Benchmark. The fund's benchmark is the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index, an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available market capitalization of at least the local equivalent of US $100 million), representing the top 80% of available capital of the BMI in each country and including about 25% of the BMI issues.

[GRAPHIC]




MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - GROWTH STOCK RISK. Because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.


      - CREDIT AND COUNTERPARTY RISK. This is the risk of default of an issuer of a portfolio security or a derivatives counterparty.



      - LIQUIDITY RISK. The fund's ability to sell securities may be adversely affected by a limited market or legal restrictions.


[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                  CLASS 1         CLASS 3
Management fee                              0.90%          0.90%
Distribution and service (12b-1) fees       0.05%          0.40%
Other expenses (a)                          0.13%          0.13%(b)
Total fund operating expenses               1.08%          1.43%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.37% and 1.67%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES      YEAR 1    YEAR 3
Class 1               $ 111     $ 345
Class 3               $ 146     $ 503

PORTFOLIO MANAGER


Day-to-day management of the fund is the responsibility of GMO's International Quantitative Division and no one person is primarily responsible. The senior member of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund is:



Dr. Thomas Hancock


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1        Ticker

               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

INTERNATIONAL OPPORTUNITIES FUND

SUBADVISER: Marsico Capital Management, LLC ("Marsico")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, at least 65% of its assets in common stocks of foreign companies that are selected for their long-term growth potential. The fund may invest in companies of any size throughout the world. The portfolio normally invests in issuers from at least three different countries not including the U.S. The fund may invest in common stocks of companies operating in emerging markets.

The fund uses an approach that combines "top-down" macroeconomic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, the subadviser may examine such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, the subadviser identifies sectors, industries and companies that it believes may benefit from the overall trends that the subadviser has observed.

The subadviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, the subadviser may focus on any of a number of different attributes including the company's specific market expertise or dominances, its franchise durability and pricing power, solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, use of conservative accounting standards and transparent financial disclosure), strong and ethical management, apparent commitment to shareholder interests, and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, the subadviser may visit with various levels of a company's management as well as with its customers, suppliers and competitors. The subadviser may also prepare detailed earnings and cash flow models of some companies. These models enable the subadviser to attempt to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to seek to replicate and describe a company's past, present and projected future performance. The models generally include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

The subadviser may reduce a position in or sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, when the subadviser finds other, more attractive opportunities, or for other reasons.

Primarily for hedging purposes, the fund may use options (including options on securities and securities indices), futures, and foreign currency forward contracts.

Under normal market conditions, the fund may invest up to 10% of its total assets in all types of fixed income securities and up to an additional 5% of its total assets in high-yield bonds and mortgage and asset-backed securities. The fund may also invest in the securities of other investment companies to a limited extent, and would intend to do so primarily for cash management purposes.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - PREPAYMENT RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage related securities to be paid off substantially earlier than expected.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                  CLASS 1        CLASS 3
Management fee                              0.97%         0.97%
Distribution and service (12b-1) fees       0.05%         0.40%
Other expenses (a)                          0.14%         0.14%(b)
Total fund operating expenses               1.16%         1.51%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.38% and 1.75%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES    YEAR 1    YEAR 3    YEAR 5      YEAR 10
Class 1             $ 119     $ 369     $ 640       $ 1,412
Class 3             $ 154*    $ 528     $ 927       $ 2,043

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER


Marsico's portfolio manager for the fund is:



James G. Gendelman


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1        Ticker
               CUSIP                 47803V713
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

INTERNATIONAL SMALL CAP FUND

SUBADVISER: Templeton Investment Counsel, LLC ("Templeton")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund invests primarily in the common stocks of smaller companies outside the U.S. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies which have total stock market capitalizations or annual revenues of $4 billion or less ("small company securities").

The fund may invest in small company securities in emerging markets. In some emerging markets, the fund may invest in companies that qualify as smaller companies but that still are among the largest in the market. The fund may also invest a portion of its assets in the equity securities of larger foreign companies.

An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks, preferred stocks and convertible securities are examples of equity securities. Convertible securities have characteristics of both debt securities (which is generally the form in which they are first issued) and equity securities (which are what they can be converted into).

The fund may invest more than 25% of its assets in the securities of companies located in any one country. At least 65% of the fund's total assets will normally be invested in foreign securities representing a minimum of three countries other than the U.S.

When choosing equity investments for the fund, Templeton applies a "bottom up", value-oriented, long-term approach, focusing on the market price of a company's securities relative to Templeton's evaluation of the company's long-term earnings, asset value and cash flow potential. The subadviser also considers a company's price/earnings ratio, profits margins and liquidation value.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invest in emerging markets, its foreign securities risk will be higher.

      - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                  CLASS 1       CLASS 3
Management fee                              0.92%        0.92%
Distribution and service (12b-1) fees       0.05%        0.40%
Other expenses (a)                          0.16%        0.16%(b)
Total fund operating expenses               1.13%        1.48%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.40% and 1.72%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES        YEAR 1     YEAR 3     YEAR 5    YEAR 10
Class 1                 $ 115      $ 360      $ 624     $ 1,378
Class 3                 $ 151*     $ 518      $ 911     $ 2,010

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The Templeton portfolio managers for the fund are:



Tucker Scott, CFA
Cindy Sweeting, CFA
Simon Rudolph


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1        Ticker
               CUSIP                 47803V689
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

INTERNATIONAL STOCK FUND

SUBADVISER: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to achieve high total return by outperforming its benchmark. To pursue this goal, the fund typically invests in a diversified portfolio of equity investments from developed markets other than the U.S. Under normal circumstances, the fund invests at least 80% of its assets in equity investments.

The subadviser uses proprietary research and quantitative models to evaluate and select individual stocks, countries, and currencies based on several factors, including:

      Stocks -- valuation, firm quality, and improving fundamentals;

      Countries -- stock market valuation, positive GDP trends, positive market sentiment, and industrial competitiveness; and

      Currencies -- export and producer price parity, balance of payments, and interest rate differentials.

The factors considered by the subadviser and the models used may change over time. In using these models to construct the fund's portfolio, the subadviser expects that stock selection will reflect a slight bias for value stocks over growth stocks. The subadviser seeks to manage the fund's exposure to market capitalization categories (e.g., small cap, mid cap, and large cap) relative to the fund's benchmark.

The fund intends to be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. In pursuing its investment strategy, the fund may invest in derivatives (investments whose value is based on securities, indexes or currencies) and may manage risk by implementing shifts in investment exposure. The fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets, or to hold net aggregate foreign currency exposure in excess of the fund's net assets. However, the fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments. The fund also may take active overweighted and underweighted positions in particular currencies relative to its benchmark.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

Benchmark. The fund's benchmark is the is the MSCI EAFE (Europe, Australasia and Far East) Index ("MSCI EAFE Index"), a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                  CLASS 1      CLASS 3
Management fee                              0.89%       0.89%
Distribution and service (12b-1) fees       0.05%       0.40%
Other expenses (a)                          0.13%       0.13%(b)
Total fund operating expenses               1.07%       1.42%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.37% and 1.66%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES      YEAR 1     YEAR 3    YEAR 5     YEAR 10
Class 1               $ 109      $ 341     $ 591      $ 1,307
Class 3               $ 145*     $ 500     $ 880      $ 1,945

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER


Day-to-day management of the fund is the responsibility of GMO's International Quantitative Division and no one person is primarily responsible. The senior member of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund is:



Dr. Thomas Hancock



See page __ for subadviser information.

FUND CODES

CLASS 1        Ticker
               CUSIP                 47803V663
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

INTERNATIONAL VALUE FUND

SUBADVISER: Templeton Investment Counsel, LLC ("Templeton")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. To pursue this goal, the fund invests, under normal market conditions, primarily in equity securities of companies located outside the U.S., including in emerging markets.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks. The fund also invests in American, European and Global Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company. Depending upon current market conditions, the fund generally invests up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. Debt securities include bonds, notes and debentures.

Templeton's investment philosophy is "bottom-up," value-oriented, and long-term. In choosing equity investments, Templeton will focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential. A company's historical value measure, including price/earnings ratio, profit margins and liquidation value, will also be considered.

The fund does not currently intend to use any of the investment strategies referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

- EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

- FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, its foreign securities risk will be higher.

- FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

- DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

- VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                  CLASS 1    CLASS 3
Management fee (c)                          0.82%     0.82%
Distribution and service (12b-1) fees       0.05%     0.40%
Other expenses (a)                          0.11%     0.11%(b)
Total fund operating expenses (c)           0.98%     1.33%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.35% and 1.57%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

(c) The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. If such reimbursement were reflected in the table, "Management fee" and Total fund operating expenses" would be, respectively, 0.80% and 0.96% for Class 1 shares and 80% and 1.31% for Class 3 shares. This voluntary expense reimbursement may be terminated any time.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES     YEAR 1     YEAR 3     YEAR 5     YEAR 10
Class 1              $ 100      $ 313      $ 543      $ 1,204
Class 3              $ 135*     $ 472      $ 833      $ 1,847

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The Templeton portfolio managers for the fund are:



Tucker Scott, CFA (team leader)
Cindy L. Sweeting, CFA
Antonio T. Docal, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1        Ticker
               CUSIP                 47803V648
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

PACIFIC RIM FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to achieve long-term growth of capital. To pursue this goal, the fund invests primarily in common stocks and equity-related securities of companies in countries located in the Pacific Rim region. Current income from dividends and interest will not be an important consideration in the selection of portfolio securities.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region that have attractive long-term prospects for growth of capital. Equity-related securities in which the fund may invest include: (i) preferred stocks, (ii) warrants and (iii) securities convertible into or exchangeable for common stocks. The fund may also invest up to 20% of its assets in countries outside the Pacific Rim region. The countries of the Pacific Rim region are: Australia, China, India, Indonesia, Hong Kong, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan and Thailand.

MFC Global (U.S.A.)'s decision to invest in a particular country or particular region will be based upon its evaluation of political, economic and market trends in the country or region and throughout the world. MFC Global (U.S.A.) will shift investments among countries and the world's capital markets in accordance with its ongoing analyses of trends and developments affecting such markets and securities.

To meet redemption requests or pending investment of its assets or during unusual market conditions, the fund may invest all or a portion of its assets in non-convertible, fixed income securities and cash and cash equivalents. These investments may be denominated in either U.S. or non-U.S. dollars. These securities may include debt of corporations, foreign governments and supranational organizations. To the extent the fund is in a defensive position, the ability to achieve its investment objective will be limited.

The fund may also purchase and sell the following equity-related financial instruments:

      -     exchange-listed call and put options on equity indices,

      -     over-the-counter ("OTC") and exchange-listed equity index futures,

      - OTC and exchange-listed call and put options on currencies in the portfolio, and

      - OTC foreign currency futures contracts on currencies in the portfolio.

A call option gives the holder the right to buy shares of the underlying security at a fixed price before a specified date in the future. A put option gives the holder the right to sell a specified number of shares of the underlying security at a particular price within a specified time period. See "Hedging and Other Strategic Transactions" in the Statement of Additional Information for further information on these investment strategies.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                  CLASS 1     CLASS 3
Management fee                              0.80%      0.80%
Distribution and service (12b-1) fees       0.05%      0.40%
Other expenses (a)                          0.33%      0.33%(b)
Total fund operating expenses               1.18%      1.53%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and

"Total fund operating expenses" would be 0.57% and 1.77%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES     YEAR 1     YEAR 3     YEAR 5     YEAR 10
Class 1              $ 121      $ 376      $ 651      $ 1,436
Class 3              $ 156*     $ 534      $ 937      $ 2,064

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).


PORTFOLIO MANAGERS



The MFC Global (U.S.A.) portfolio managers for the fund are:



Seton Lor
Pauline Dan


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

                               FIXED-INCOME FUNDS

ACTIVE BOND FUND

SUBADVISERS: Declaration Management and Research LLC ("Declaration")
             John Hancock Advisers, LLC ("John Hancock Advisers")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks income and capital appreciation. To pursue this goal, the fund, an intermediate term bond fund, normally invests at least 80% of its assets in a diversified mix of debt securities and instruments including, but not limited to: U.S. Treasury and agency securities; asset-backed securities and mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities and collateralized mortgage offerings; corporate bonds, both U.S. and foreign; and foreign government and agency securities.

The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund's portfolio. The fund will be rebalanced quarterly so that each subadviser manages the following portion of the portfolio: 65% Declaration; and 35% John Hancock Advisers. These percentages are approximate. Since the fund is only rebalanced quarterly, the actual portion of the portfolio managed by each subdaviser will vary during the quarter. This allocation methodology may change in the future.

Declaration: In managing its portion of the portfolio, Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based on market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities. This portion of the portfolio normally has no more than 10% of its assets in high yield bonds, invests in foreign securities only if U.S. dollar denominated and has an average credit rating of "A" or "AA." Except as otherwise stated below, this portion of the portfolio normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

John Hancock Advisers: In managing its portion of the portfolio, John Hancock Advisers uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. The subadviser tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months. This portion of the portfolio normally has no more than 25% of its assets in high yield bonds and may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. This portion of the portfolio normally has an average credit rating of "A" or "AA." Except as otherwise stated below, this portion of the portfolio normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

The fund's turnover rate will generally exceed 100%.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - ACTIVE PORTFOLIO TRADING RISK. The fund may actively trade portfolio securities, which could increase transaction costs (thus lowering performance) and increase your taxable distributions.

      - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause its mortgage related or other asset-backed securities to be paid off substantially earlier than expected.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES               CLASS 1   CLASS 3
Management fee                           0.60%     0.60%
Distribution and service (12b-1) fees    0.05%     0.40%
Other expenses (a)                       0.07%     0.07%(b)
Total fund operating expenses            0.72%     1.07%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.31% and 1.31%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1    YEAR 3   YEAR 5   YEAR 10
Class 1            $   74    $  230   $  401   $  895
Class 3            $  109*   $  392   $  695   $1,558

---------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The Declaration portfolio managers for the fund are:



James E. Shallcross
Peter Farley

The John Hancock Advisers portfolio managers for the fund are:



Howard C. Greene, CFA
Benjamin A. Matthews
Barry C. Evans, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1   Ticker
          CUSIP                 47803V200
          Newspaper
          SEC number
          JH II fund number

CLASS 3   Ticker
          CUSIP
          Newspaper
          SEC number
          JH II fund number

CORE BOND FUND

SUBADVISER: Wells Fargo Fund Management ("Wells Fargo")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks total return consisting of income and capital appreciation. To pursue this goal, the fund invests, under normal market conditions, in a broad range of investment-grade debt securities, including: U.S. Government obligations, corporate bonds, mortgage- and other asset-backed securities and money market instruments. The subadviser invests in debt securities that the subadviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. From time to time, the fund may also invest in unrated bonds that the subadviser believes are comparable to investment-grade debt securities. Under normal circumstances, the subadviser expects to maintain an overall effective duration range between 4 and 5 1/2 years.

Wells Fargo normally invests:

-     at least 80% of the fund's assets in bonds;

-     at least 80% of the total assets in investment-grade debt securities;

- up to 25% of the total assets in asset-backed securities, other than mortgage-backed securities;

- up to 20% of total assets in dollar-denominated obligations of foreign issuers; and

-     up to 10% of the total assets in stripped mortgage-backed securities.

As part of a mortgage-backed securities investment strategy, the fund may enter into dollar rolls. The fund may also enter into reverse repurchase agreements to enhance return.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

The fund's investment process may, at times, result in a higher than average portfolio turnover ratio.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

[GRAPHIC]



MAIN RISKS

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage-related securities or stripped mortgage-backed securities to be paid off substantially earlier than expected.

      - PORTFOLIO DURATION RISK. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                CLASS 1   CLASS 3
Management fee                            0.67%     0.67%
Distribution and service (12b-1) fees     0.05%     0.40%
Other expenses (a)                        0.08%     0.08%(b)
Total fund operating expenses             0.80%     1.15%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.32% and 1.39%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES  YEAR 1    YEAR 3   YEAR 5   YEAR 10
Class 1            $ 81      $254     $442     $  986
Class 3            $117*     $416     $738     $1,648

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The Wells Fargo portfolio managers for the fund are:



William Stevens
Marie Chandoha


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker
         CUSIP                  47803V861
         Newspaper
         SEC number
         JH II fund number

CLASS 3  Ticker
         CUSIP
         Newspaper
         SEC number
         JH II fund number

GLOBAL BOND FUND

SUBADVISER: Pacific Investment Management Company LLC ("PIMCO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to realize maximum total return, consistent with preservation of capital and prudent investment management. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities. These include fixed-income securities denominated in major foreign currencies and in U.S. dollars. The fund may also invest in baskets of foreign currencies (such as the euro) and the U.S. dollar.

These securities may be represented by futures contracts (including related options) with respect to such securities, and options on such securities, when PIMCO deems it appropriate to do so. Depending on PIMCO's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the U.S. will normally vary between 25% and 75% of the portfolio's assets. The fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated "B" or higher by Moody's or Standard & Poor's (or, if unrated, determined by PIMCO to be of comparable quality). The average portfolio duration of the fund will normally vary within a three to seven year time frame. (Duration is a measure of the expected life of a fixed income security on a present value basis.)

In selecting securities for the fund, PIMCO utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on PIMCO's outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed income securities in which the fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies:

- securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

- corporate debt securities, including convertible securities and corporate commercial paper;

-     mortgage-backed and other asset-backed securities;

-     inflation-indexed bonds issued by both governments and corporations;

-     structured notes, including hybrid or "indexed" securities,

-     event-linked bonds;

-     loan participations;

-     delayed funding loan and revolving credit facilities;

- bank certificates of deposit, fixed time deposits and bankers' acceptances;

- debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

-     repurchase agreements and reverse repurchase agreements;

- obligations of foreign governments or their subdivisions, agencies and instrumentalities; and

-     obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

The fund may:

- purchase and sell options on domestic and foreign securities, securities indexes and currencies,

-     purchase and sell futures and options on futures,

-     purchase and sell currency or securities on a forward basis,

- enter into interest rate, index, equity, credit default swaps and currency rate swap agreements.

The fund may use the above-mentioned strategies to obtain market exposure to the securities in which the portfolio primarily invests and to hedge currency risk. See "Hedging and Other Strategic Transactions" for further information on these investment strategies..

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]








MAIN RISKS

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                CLASS 1   CLASS 3
Management fee                            0.70%     0.70%
Distribution and service (12b-1) fees     0.05%     0.40%
Other expenses (a)                        0.09%     0.09%(b)
Total fund operating expenses             0.84%     1.19%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.33% and 1.43%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES      YEAR 1   YEAR 3   YEAR 5  YEAR 10
Class 1                $ 86     $269     $467    $1,039
Class 3                $121*    $429     $759    $1,692

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER


The PIMCO portfolio manager for the fund is:



Sudi Mariappa

See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker
         CUSIP                 47803V747
         Newspaper
         SEC number
         JH II fund number

CLASS 3  Ticker
         CUSIP
         Newspaper
         SEC number
         JH II fund number

HIGH YIELD FUND

SUBADVISER: Salomon Brothers Asset Management Inc. ("SaBAM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To pursue this goal, the fund invests, under normal market conditions, at least 80% of it's net assets (plus any borrowings for investment purposes) in high yield securities, including corporate bonds, preferred stocks, U.S. Government securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by SaBAM to be of equivalent quality): "Ba" through "C" by Moody's and "BB" through "D" by Standard & Poor's.

Securities rated less than "Baa" by Moody's or "BBB" by Standard & Poor's are classified as non-investment grade securities and are commonly referred to as "junk bonds." The fund may also invest in investment grade securities.

The fund may invest in foreign bonds and other fixed-income securities denominated in foreign currencies, when, in the opinion of SaBAM, the combination of current yield and currency value offers attractive expected returns. Foreign securities in which the fund may invest include emerging market securities. SaBAM may utilize futures, swaps and other derivatives in managing the portfolio.

The fund may also invest in fixed- and floating-rate loans, which generally will be loan participations and assignments of such loans.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

      - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage related securities to be paid off substantially earlier than expected.

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                  CLASS 1         CLASS 3
Management fee                              0.66%           0.66%
Distribution and service (12b-1) fees       0.05%           0.40%
Other expenses (a)                          0.06%           0.06%(b)
Total fund operating expenses               0.77%           1.12%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.30% and 1.36%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES    YEAR 1    YEAR 3   YEAR 5    YEAR 10
Class 1              $ 78      $245     $425     $  949
Class 3              $114*     $407     $722     $1,614

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The members of SaBAM's Fixed Income Team for the fund are:



Peter Wilby, CFA
Beth Semmel, CFA
Thomas Flanagan, CFA
James Craige, CFA
John Madden


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1   Ticker
          CUSIP                 47803V721
          Newspaper
          SEC number
          JH II fund number

CLASS 3   Ticker
          CUSIP
          Newspaper
          SEC number
          JH II fund number

INVESTMENT QUALITY BOND FUND

SUBADVISER: Wellington Management Company, LLP ("Wellington Management")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to provide a high level of current income consistent with the maintenance of principle and liquidity. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds. The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

Wellington Management's investment decisions derive from a three-pronged analysis, including:

-     sector analysis,

-     credit research, and

-     call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by Wellington Management, such as call protection (payment guarantees), an issuer's industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall portfolio. Factors considered include:

-     relative valuation of available alternatives,

-     impact on portfolio yield, quality and liquidity, and

-     impact on portfolio maturity and sector weights.

Wellington Management attempts to maintain a high, steady and possibly growing income stream.

At least 80% of the fund's assets are invested in bonds and debentures, including:

- marketable investment grade debt securities of U.S. and foreign issuers (payable in U.S. dollars) rated at the time of purchase "Baa" or higher by Moody's or "BBB" or higher by Standard & Poor's (or, if unrated, of comparable quality as determined by Wellington Management), including privately placed debt securities, asset-backed securities and commercial mortgage-backed securities;

- securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage-backed securities; and

- cash and cash equivalent securities which are authorized for purchase by the Money Market Trust.

- up to 20% of the portfolio's assets in non-U.S. dollar fixed income securities including up to 5% emerging market fixed income securities.

The balance (no more than 20%) of the fund's assets may be invested in below investment grade bonds and other securities including privately placed debt securities and commercial mortgage-backed securities:

- U.S. and foreign debt securities rated "Ba" or lower by Moody's or "BB" or lower by Standard & Poor's (and unrated securities of comparable quality as determined by Wellington Management),

-     preferred stocks,

-     convertible securities (including those issued in the Euromarket),

-     securities carrying warrants to purchase equity securities, and

- non-U.S. dollar fixed income securities subject to the 20% limit set forth above.

In pursuing its investment objective, the fund may invest up to 20% of its assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as "junk bonds"). These instruments are rated "Ba" or below by Moody's or "BB" or below by Standard & Poor's (or, if unrated, are deemed of comparable quality as determined by Wellington Management). No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its assets in securities rated in these rating categories at the time of investment, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to exceed this 20% maximum.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                CLASS 1   CLASS 3
Management fee                            0.60%     0.60%
Distribution and service (12b-1) fees     0.05%     0.40%
Other expenses (a)                        0.09%     0.09%(b)
Total fund operating expenses             0.74%     1.09%(b)

----------
(a) Based on estimated amounts for the current fiscal year.


(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.33% and 1.33%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES      YEAR 1   YEAR 3   YEAR 5    YEAR 10
Class 1                $ 76     $237     $411     $  918
Class 3                $111*    $398     $706     $1,581

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The Wellington Management portfolio managers for the fund are:



Thomas L. Pappas, CFA
Richard T. Crawford, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1   Ticker
          CUSIP                  47803V622
          Newspaper
          SEC number
          JH II fund number

CLASS 3   Ticker
          CUSIP
          Newspaper
          SEC number
          JH II fund number

MONEY MARKET FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to obtain maximum current income consistent with preservation of principal and liquidity. To pursue this goal, the fund invests in high quality, U.S. dollar denominated money market instruments.

MFC Global (U.S.A.) may invest the fund's assets in high quality, U.S. dollar denominated money market instruments of the following types:

      - Obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress ("U.S. Government Securities"), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);

      - Certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers' acceptances of U.S. banks, foreign branches of U.S. banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such back obligations is insured by the Federal Deposit Insurance Corporation of the Saving Association Insurance Fund);

      - Commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest credit rating categories by any NRSRO (such as "P-1" or "P-2" by Moody's or "A-1" or "A-2" by Standard & Poor's) or, if not rated, is issued by a company which the subadviser, acting pursuant to guidelines established by the Fund's Board of Trustees, has determined to be of minimal credit risk and comparable quality;

      - Corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as "Aa" or higher by Standard & Poor's);

      - Short-term obligations issued by state and local governmental issuers;

      - Securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and

      - Repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. MFC Global (U.S.A.) monitors the creditworthiness of the note issuer and its earning power and cash flow. MFC Global (U.S.A.) will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund's investments will mature in 397 days or less and the portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the Fund's Board of Trustees determines to present minimal credit risks and which at the time of purchase are "eligible securities" as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The fund also intends to maintain, to the extent practicable, a constant per share net asset value of $10.00. There is no assurance that the fund will be able to do so.

The fund may invest up to 20% of its assets in any of the U.S. dollar denominated foreign securities described above. The fund is not authorized to enter into mortgage dollar rolls or warrants.

The fund is not authorized to use any of the various investment strategies referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

[GRAPHIC]



MAIN RISKS

      - MONEY MARKET RISK. The fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the fund seeks to preserve the value of the shareholder's investment at $10.00 per share, it is possible to lose money by investing in the fund. For example, the fund could lose money if a portfolio security is downgraded and must be sold at less than its the cost.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                   CLASS 1         CLASS 3
Management fee                               0.48%           0.48%
Distribution and service (12b-1) fees        0.05%           0.40%
Other expenses (a)                           0.04%           0.04%(b)
Total fund operating expenses                0.57%           0.92%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.28% and 1.16%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES      YEAR 1   YEAR 3   YEAR 5    YEAR 10
Class 1                $ 58     $183     $318     $  714
Class 3                $ 94*    $345     $615     $1,388

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

FUND CODES

CLASS 1   Ticker
          CUSIP
          Newspaper
          SEC number
          JH II fund number

CLASS 3   Ticker
          CUSIP
          Newspaper
          SEC number
          JH II fund number

REAL RETURN BOND FUND

SUBADVISER: Pacific Investment Management Company LLC ("PIMCO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. To pursue this goal, the fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The average portfolio duration of the fund normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index.

The fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (commonly known as "junk bonds") rated "B" or higher by Moody's or Standard & Poor's, or, if unrated, determined by PIMCO to be of comparable quality.

The fund may also invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

The fund may also lend its portfolio securities to brokers, dealers, and other financial institutions to earn income and may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                     CLASS 1         CLASS 3
Management fee                                 0.70%           0.70%
Distribution and service (12b-1) fees          0.05%           0.40%
Other expenses (a)                             0.05%           0.05%(b)
Total fund operating expenses                  0.80%           1.15%(b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.29% and 1.39%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES     YEAR 1   YEAR 3   YEAR 5    YEAR 10
Class 1               $ 82     $256     $445     $  993
Class 3               $117     $416     $738     $1,648

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER


The PIMCO portfolio manager for the fund is:



John B. Brynjolfsson, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1   Ticker
          CUSIP                  47803X701
          Newspaper
          SEC number
          JH II fund number

CLASS 3   Ticker
          CUSIP
          Newspaper
          SEC number
          JH II fund number

SHORT-TERM BOND FUND

SUBADVISER:  Declaration Management & Research LLC ("Declaration")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks income and capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in a diversified mix of debt securities and instruments, including but not limited to: U.S. Treasury and Agency securities; asset-backed securities and mortgage-backed securities including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage offerings ("CMOs"); corporate bonds, both U.S. and foreign (if dollar denominated); and foreign governmental and agency securities (if dollar denominated).

The subadviser evaluates specific bonds and bond sectors using a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are believed to be attractively priced based upon market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

The portfolio normally has:

-     An average credit quality rating of "A" or "AA";

-     A weighted average effective maturity between one and three years; and

-     No more than 15% of its assets in high yield bonds;

The fund may have significant exposure to derivatives (investments whose value is based on indices or other securities), such as forwards, futures, options and swaps. The subadviser actively uses derivatives to manage the average maturity and interest rate sensitivity of the fund. Currency management strategies are primarily used for hedging purposes and to protect against changes in foreign currency exchange rates.

The fund's turnover rate will generally exceed 100%.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

The fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - PORTFOLIO DURATION RISK. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

      - ACTIVE PORTFOLIO TRADING RISK. The fund may actively trade portfolio securities, which could increase transaction costs (thus lowering performance) and increase your taxable distributions.

      - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage-related or other asset-backed securities to be paid off substantially earlier than expected.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - CONCENTRATION RISK. To the extent the fund invests in securities of a relatively small number of issuers, it could experience more volatile performance relative to funds that invest in a larger number of issuers.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                         CLASS 1         CLASS 3
Management fee                                     0.59%           0.59%
Distribution and service (12b-1) fees              0.05%           0.40%
Other expenses (a)                                 0.47%           0.47% (b)
Total fund operating expenses                      1.11%           1.46% (b)

--------------

(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.71% and 1.70%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES         YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class 1                   $114             $354            $613             $1,356
Class 3                   $149*            $512            $900             $1,989

--------

* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The Declaration portfolio managers for the fund are:



James E. Shallcross



Peter Farley

See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

SPECTRUM INCOME FUND

SUBADVISER:  T. Rowe Price Associates, Inc. ("T. Rowe Price")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a high level of current income with moderate share price fluctuation. To pursue this goal, the fund diversifies its assets widely among market segments. The fund seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

The fund normally invests in a diversified portfolio of domestic and international bonds which are chosen across the entire spectrum of government, corporate and mortgage-backed bonds. The fund will also seek equity income through investments in dividend-paying stocks. Cash reserves will be invested in money market securities and shares of T. Rowe Price money market funds.


Fixed-income securities may be of short-, intermediate- and long-term maturities, and will comprise a range of credit qualities with either fixed or floating interest rates. The fund's fixed-income investments will typically include investment grade corporate securities and asset-backed and mortgage-related securities, and there is no limit on the fund's investments in these securities. Mortgage-related investments could include mortgage dollar rolls and investments in more volatile stripped mortgage securities and collateralized mortgage obligations (CMOs). The fund may invest a substantial portion (up to 40% of its total assets) in below-investment grade fixed income securities (or if unrated, of equivalent quality as determined by T. Rowe Price), commonly known as "junk bonds." Junk bonds involve a higher degree of credit risk and price volatility than other higher-rated fixed income securities. The fund may invest in U.S. government securities and municipal securities (including Treasury Inflation-Protected securities or "TIPS"), GNMAs, and other agency-related fixed income securities, and there is no limit on the portfolio's investment in these securities. The fund may also invest up to 45% of its total assets in foreign government and emerging market fixed income securities (excluding Yankee bonds). Foreign currency forwards and futures may be used to protect the fund's foreign securities from adverse currency movements relative to the U.S. dollar, as well as to gain exposure to currencies and markets expected to increase or decrease in value relative to other securities.


Individual fixed income securities are selected by a team of T. Rowe Price portfolio managers using the firm's fundamental research and credit analysis. In evaluating fixed income securities, the portfolio managers will consider a variety of factors including the issuer's financial condition and operating history, the depth and quality of its management, and its sensitivities to economic conditions. Portfolio managers will also consider the issuer's debt levels and ability to service its outstanding debt, its access to capital markets and external factors such as the economic and political conditions in the issuer's country.


The fund's equity investments, which will be limited to 40% of total assets, will be selected using a value-oriented investment strategy with a focus on large-cap, dividend-paying common stocks. Preferred stocks and securities convertible into equity securities may also be purchased. T. Rowe Price may invest in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. Other than the specific investment limits described above, there is no minimum or maximum percentage of assets which T. Rowe Price will invest in any particular type of fixed income security. In managing the fund, T. Rowe Price may vary the allocation of the portfolio's assets to a particular market segment based on their outlook for, and on the relative valuations of these market segments. When adjusting the allocations to the various markets, T. Rowe Price may also weigh such factors as the outlook for the economy and market conditions, both on a global and local (country) basis, corporate earnings, and the yield advantages of one fixed income sector over another. Maturities of the fund's fixed income investments reflect the manager's outlook for interest rates.


The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing its investment strategy, T. Rowe Price has the discretion to purchase some securities that do not meet the fund's normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons including a change in management, a debt restructuring or other extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.


The fund may also hold a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories or equivalent as determined by the subadviser, maturing in one year or less.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]



MAIN RISKS

      - INTEREST RATE RISK. The funds invests in fixed-income securities which are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, its foreign securities risk will be higher.

      - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage-backed securities to be paid off substantially earlier than expected.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                   CLASS 1           CLASS 3
Management fee (a)                                           0.74%             0.74%
Distribution and service (12b-1) fees                        0.05%             0.40%
Other expenses (b)                                           0.06%             0.06% (c)
Total fund operating expenses                                0.85%             1.20% (c)

---------
(a) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science and Technology Fund, Small Company Value Fund and Spectrum Income Fund. The waiver is based on the combined assets of these funds and the following series of John Hancock Trust: the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Science and Technology Trust, Small Company Value Trust and Spectrum Income Trust. The percentage fee reduction, which applies to the advisory fee of each fund, is increased once these combined assets exceed specified amounts. If this waiver were reflected in the table, the advisory fee and the total fund operating expenses for the fund would be 0.71% and 0.82%, respectively. This voluntary waiver may be terminated at any time.

(b)  Based on estimated amounts for the current fiscal year.

(c) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.30% and 1.44%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                    YEAR 1           YEAR 3
Class 1                                              $ 87             $272
Class 3                                              $122*            $432

----------

* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER


The chair of T. Rowe Price's Investment Advisory Committee for the fund is:



Edmund M. Notzon, III



The Committee members with the most significant responsibilities for managing the fund's assets are:



Daniel O. Shackelford, CFA
Mark J. Vaselkiv
Ian Kelson
Brian Rogers, CFA, CIC
Connie Bavely, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1        Ticker
               CUSIP                 47803X792
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP

               Newspaper
               SEC number
               JH II fund number

STRATEGIC BOND FUND

SUBADVISER:  Salomon Brothers Asset Management Inc. ("SaBAM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a high level of total return consistent with preservation of capital. To pursue this goal, the fund invests, under normal market conditions, at least 80% of it's net assets (plus any borrowings for investment purposes) in fixed-income securities.

The fund's assets may be allocated among the following five sectors of the fixed-income market: (i) U.S. Government obligations; (ii) investment grade domestic corporate fixed-income securities; (iii) below investment grade or non-investment grade high yield corporate fixed-income securities; (iv) mortgage-backed and asset-backed securities; and (v) investment grade and below investment grade or non-investment grade high yield international fixed-income securities.

The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by SaBAM. Below investment grade securities are commonly referred to as "junk bonds".

SaBAM will determine the amount of assets to be allocated to each type of security based on its assessment of the maximum level of total return that can be achieved from a portfolio which is invested in these securities without incurring undue risks to principal value. The allocation decisions are based on SaBAM's analysis of current economic and market conditions and the relative risks and opportunities presented in these markets.

In making this determination, SaBAM relies in part on quantitative analytical techniques that measure relative risks and opportunities of each type of security. SaBAM also relies on its own assessment of economic and market conditions both on a global and local (country) basis. SaBAM considers economic factors including current and projected levels of growth and inflation, balance of payment status and monetary policy. The allocation of assets to international debt securities is further influenced by current and expected currency relationships and political and sovereign factors. The fund's assets may not always be allocated to the highest yielding securities if SaBAM believes that such investments would impair the fund's ability to preserve shareholder capital. SaBAM will continuously review this allocation of assets and make such adjustments as it deems appropriate. The fund does not plan to establish a minimum or a maximum percentage of the assets which it will invest in any particular type of fixed income security.

The types and characteristics of the U.S. government obligations, mortgage-backed and asset-backed securities, investment grade corporate fixed income securities and investment grade international fixed income securities purchased by the fund are set forth in the discussion of investment objectives and policies for the Investment Quality Bond, U.S. Government Securities and Global Bond Funds, and in the section entitled "Other Instruments" in the Statement of Additional Information. The types and characteristics of the money market securities purchased by the fund are set forth in the discussion of investment objectives of the Money Market Fund. Potential investors should review these other discussions in considering an investment in shares of the fund. The fund may invest without limitation in high yield domestic and foreign fixed income securities and up to 100% of its assets may be invested in foreign securities. SaBAM has discretion to select the range of maturities of the various fixed income securities in which the fund invests. Such maturities may vary substantially from time to time depending on economic and market conditions.

The high yield sovereign fixed income securities in which the fund may invest are U.S. dollar-denominated and non-dollar-denominated fixed income securities issued or guaranteed by governments or governmental entities of developing and emerging countries. SaBAM expects that these countries will consist primarily of those which have issued or have announced plans to issue Brady Bonds, but the fund is not limited to investing in the debt of such countries. Brady Bonds are debt securities issued under the framework of the Brady Plan.

Although SaBAM does not anticipate investing in excess of 75% of the fund's assets in domestic and developing country fixed income securities that are rated below investment grade, the fund may invest a greater percentage in such securities when, in the opinion of the SaBAM, the yield available from such securities outweighs their additional risks. By investing a portion of the fund's assets in securities rated below investment grade, as well as through investments in mortgage-backed securities and international debt securities, as described below, SaBAM seeks to provide investors with a higher yield than a high-quality domestic corporate bond fund with less risk than a fund that invests principally in securities rated below investment grade. Certain of the debt securities in which the fund may invest may have, or be considered comparable to securities having, the lowest ratings for non-subordinated debt instruments assigned by Moody's or Standard & Poor's (i.e., rated "C" by Moody's or "CCC" or lower by Standard & Poor's).

In light of the risks associated with investing in high yield corporate and sovereign debt securities, SaBAM considers various factors in evaluating the credit worthiness of an issue. These factors will typically include:

                  CORPORATE DEBT SECURITIES                                 SOVEREIGN DEBT INSTRUMENTS
                  -------------------------                                 --------------------------
-   issuer's financial condition                       -  economic and political conditions within the issuer's
-   issuer's sensitivity to economic conditions and       country
    trends                                             -  issuer's external and overall debt levels, and its
-   issuer's operating history                            ability to pay principal and interest when due
-   experience and track record of the issuer's        -  issuer's access to capital markets and other sources of
    management                                            funding
                                                       -   issuer's debt service payment history

SaBAM also reviews the ratings, if any, assigned to a security by any recognized rating agencies, although its judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The portfolio's ability to achieve its investment objective may be more dependent on SaBAM's credit analysis than would be the case if it invested in higher quality debt securities.

The fund may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

- CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

- INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

- FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

- PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage-related or other asset-backed securities to be paid off substantially earlier than expected.

- DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

- MANAGER RISK. If the subadviser's investment strategies do not perform as expected, the fund could underperform its peers or lose money.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                       CLASS 1         CLASS 3
Management fee                                   0.68%           0.68%
Distribution and service (12b-1) fees            0.05%           0.40%
Other expenses (a)                               0.07%           0.07% (b)
Total fund operating expenses                    0.80%           1.15% (b)

--------

(a)   Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.31% and 1.39%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES               YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class 1                         $ 82             $255            $444             $  989
Class 3                         $117*            $416            $738             $1,648

-----------

* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The SaBAM portfolio managers for the fund are:



Roger Lavan, CFA
Peter Wilby, CFA, CPA
David Scott (CAM Limited*)


*SaBAM's affiliate Citigroup Asset Management Limited (CAM Limited) provides certain advisory services to SaBAM with regard to the fund's currency transactions and investments and in non-dollar denominated debt securities.

See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1        Ticker
               CUSIP                  47803X776
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

STRATEGIC INCOME FUND

SUBADVISER:  John Hancock Advisers, LLC ("John Hancock Advisers")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a high level of current income. To pursue this goal, the fund invests, under normal market conditions, primarily in foreign government and corporate debt securities from developed and emerging markets; U.S. Government and agency securities; and U.S. high yield bonds.

Although the fund invests in securities rates as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade (AAA to BBB). There is no limit on the fund's average maturity.

In managing the fund, the subadviser allocates assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the subadviser may invest up to 100% of the fund's assets in any one sector.

Within each sector, the subadviser looks for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

The portfolio may trade securities actively, which could increase its transaction costs (thus lowering performance). The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]



MAIN RISKS

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - EQUITY SECURITIES RISK- Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests declines or if overall market and economic conditions deteriorate.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                         CLASS 1         CLASS 3
Management fee                                     0.73%           0.73%
Distribution and service (12b-1) fees              0.05%           0.40%
Other expenses (a)                                 0.42%           0.42% (b)
Total fund operating expenses                      1.20%           1.55% (b)

----------

(a)   Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.66% and 1.79%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES           YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class 1                     $122             $382            $661             $1,457
Class 3                     $158*            $540            $947             $2,086

------------

* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The John Hancock Advisers portfolio managers for the fund are:



Frederick L. Cavanaugh, Jr.
Daniel S. Janis, III


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

TOTAL RETURN FUND

SUBADVISER:  Pacific Investment Management Company LLC ("PIMCO")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to realize maximum total return, consistent with preservation of capital and prudent investment management. To pursue this goal, the fund invests, under normal market conditions, at least 65% of its total assets in a diversified portfolio of fixed-income securities of varying maturities. The average portfolio duration of the fund will normally vary within a three to six year time frame based on PIMCO's forecast for interest rates. (Duration is a measure of the expected life of a fixed-income security on a present value basis.)

The fund may invest up to 10% of its assets in fixed income securities that are rated below investment grade but rated "B" or higher by Moody's or Standard & Poor's (or if unrated, determined by PIMCO to be of comparable quality). The fund may also invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which PIMCO believes to be relatively undervalued.

In selecting securities for the portfolio, PIMCO utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Total Return Trust's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on PIMCO's outlook for the U.S. and foreign economies, the financial markets, and other factors.

The types of fixed-income securities in which the fund may invest include the following (which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or foreign currencies):

      - Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

      - Corporate debt securities, including convertible securities and corporate commercial paper;

      -     Mortgage-backed and other asset-backed securities;

      -     Inflation-indexed bonds issued by both governments and corporations;

      -     Structured notes, including hybrid or "indexed" securities;

      -     Event-linked bonds;

      -     Loan participations;

      -     Delayed funding loan and revolving credit facilities;

      - Bank certificates of deposit, fixed time deposits and bankers' acceptances;

      - Debt securities issued by states or local governments and their agencies, authorities and other instrumentalities; o Repurchase agreements and reverse repurchase agreements;

      - Obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities.

Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

To meet redemption requests or pending investment of its assets or during unusual market conditions, the fund may invest all or a portion of its assets in repurchase agreements, cash and cash equivalents. To the extent the fund is in a defensive position, the ability to achieve its investment objective will be limited.

The fund may:

      - purchase and sell options on domestic and foreign securities, securities indexes and currencies,

      -     purchase and sell futures and options on futures,

      -     purchase and sell currency or securities on a forward basis,

      - enter into interest rate, index, equity, credit default swaps and currency rate swap agreements.

The fund may use the above-mentioned strategies to obtain market exposure to the securities in which the fund primarily invests and to hedge currency risk. As a non-fundamental operating policy, PIMCO normally intends to use foreign currency-related strategic transactions in an effort to hedge foreign currency risk with respect to at least 75% of the assets of the fund denominated in currencies other than the U.S. dollar. See "Hedging and Other Strategic Transactions" in the Statement of Additional Information for further information on these investment strategies.

[GRAPHIC]



MAIN RISKS

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                                    CLASS 1         CLASS 3
Management fee                                                                0.70%           0.70%
Distribution and service (12b-1) fees                                         0.05%           0.40%
Other expenses (a)                                                            0.05%           0.05% (b)
Total fund operating expenses                                                 0.80%           1.15% (b)

--------------

(a)   Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.29% and 1.39%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                  YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class 1                            $ 82             $255            $444             $  989
Class 3                            $117*            $416            $738             $1,648

-------------

* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER


The PIMCO portfolio manager for the fund is:



William H. Gross, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1        Ticker
               CUSIP                 47803X735
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

U.S. GOVERNMENT SECURITIES FUND

SUBADVISER:  Salomon Brothers Asset Management Inc ("SaBAM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to obtain a high level of current income consistent with preservation of capital and maintenance of liquidity. To pursue this goal, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts.

The securities in which the fund invests include:

- mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government and which are the "modified pass-through" type of mortgage-backed security ("GNMA Certificates"). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

- U.S. Treasury obligations (including repurchase agreements collateralized by U.S. Treasury obligations) (U.S. Treasury obligations are supported by the full faith and credit of the U.S. government);

- obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government (including repurchase agreements collateralized by these obligations);

- mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association; and

-     futures contracts or financial instruments and indices.

- collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.

As noted above, the fund may invest not only in U.S. government securities that are backed by the full faith and credit of the U.S. government, such as GNMA Certificates and U.S. Treasury obligations, but also in U.S. Government securities that are backed only by their own credit and not the full faith and credit of the U.S. government (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation).

The fund will comply with diversification requirements established pursuant to the Code for investments of separate accounts funding registered contracts. Under these requirements, the value of the assets of the fund are subject to the following restrictions:

      - no more than 55% of the value of the fund's assets may be represented by any one investment;

      - no more than 70% of the value of the fund's assets may be represented by any two investments;

      - no more than 80% of the value of the fund's assets may be represented by any three investments; and

      - no more than 90% of the value of the fund's assets may be represented by any four investments.

To determine the fund's compliance with the requirements above, all securities of the same issuer are treated as a single investment and each U.S. Government agency or instrumentality is treated as a separate issuer. As a result of these requirements, the fund may not invest more than 55% of the value of its assets in GNMA Certificates or in securities issued or guaranteed by any other single U.S. Government agency or instrumentality.

The fund is currently authorized to use only certain of the various investment strategies referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information. Specifically, the fund may:

      - write covered call options and put options on securities and purchase call and put options on securities,

      - write covered call and put options on securities indices and purchase call and put options on securities indices,

      - enter into futures contracts on financial instruments and indices, and

      -     write and purchase put and call options on such futures contracts.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]



MAIN RISKS

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

\
      - U.S. GOVERNMENT SECURITIES RISK. U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of the fund's securities do not affect interest income on securities already held by the fund but are reflected in the fund's price per share. Since the magnitude of these fluctuations generally is greater at times when the fund's average maturity is longer, under certain market conditions the fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

      - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage-related or other asset-backed securities to be paid off substantially earlier than expected.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                        CLASS 1         CLASS 3
Management fee                                    0.63%           0.63%
Distribution and service (12b-1) fees             0.05%           0.40%
Other expenses (a)                                0.06%           0.06% (b)
Total fund operating expenses                     0.74%           1.09% (b)

--------------

(a) Based on estimated amounts for the current fiscal year.


(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.30% and 1.33%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES           YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class 1                     $ 76             $237            $411             $  918
Class 3                     $111*            $398            $706             $1,581

-------------

* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER


The SaBAM portfolio manager for the fund is:



Roger Lavan


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1        Ticker
               CUSIP                  47803X685
               Newspaper
               SEC number
               JH II fund number


CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

U.S. HIGH YIELD BOND FUND

SUBADVISER: Wells Fargo Fund Management, LLC ("Wells Fargo")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks total return with a high level of current income. To pursue this goal, the fund invests, under normal market conditions, primarily below investment-grade debt securities (commonly known as "junk bonds" or high yield securities). The fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

The subadviser actively manages a diversified portfolio of below investment-grade debt securities. The subadviser does not manage the portfolio to a specific maturity or duration. The subadviser focuses on individual security selection (primarily using a "bottom-up" approach) and seeks to identify high yield securities that appear comparatively undervalued. The subadviser uses its knowledge of various industries to assess the risk/return tradeoff among issues within particular industries, in seeking to identify compelling relative value investments. The subadviser analyzes the issuers' long-term prospects and focus on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. Its research and analysis highlight industry drivers, competitive position and operating trends with an emphasis on cash flow. The subadviser also talks to management, and consults industry contacts, debt and equity analysts, and rating agencies.

The subadviser purchases securities for the fund when attractive risk/reward ideas are identified and sells securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile. Rigorous credit analysis of individual issuers is an integral part of the selection process. The subadviser attempts to invest in high yield securities of issuers who the subadviser believes have ample asset coverage for their debt securities in comparison to other high yield security issuers in an effort to minimize default risk and maximize risk-adjusted returns. The subadviser's strategy is focused on selecting investments that can capture the significant current income and capital appreciation potential of the high yield market while also managing downside risk. The total return sought by the fund consists of income earned on the fund's investments, together with the appreciation that may result from decreases in interest rates or improving credit fundamentals for a particular industry or issuer.

Under normal circumstances, the subadviser invests:

      - At least 80% of the fund's assets in corporate debt securities that are below investment-grade, including preferred and other convertible securities;

      -     Up to 15% of total assets in any one industry; and

      -     Up to 5% of total assets in any one issuer.

The subadviser will generally invest in below investment-grade debt securities that are rated at least "Caa" by Moody's or "CCC" by S&P, or that are unrated but deemed by the subadviser to be of comparable quality but may also invest in securities rated below these ratings (or unrated securities of comparable quality). The average credit quality of the portfolio securities is expected to be at least B- as rated by S&P.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                               CLASS 1         CLASS 3
Management fee                                           0.74%           0.74%
Distribution and service (12b-1) fees                    0.05%           0.40%
Other expenses (a)                                       0.08%           0.08% (b)
Total fund operating expenses                            0.87%           1.22% (b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.32% and 1.46%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class 1                          $ 88             $277            $480             $1,069
Class 3                          $124*            $438            $775             $1,726

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS

The Wells Fargo portfolio managers for the fund are:



Roger Wittlin
Phil Susser


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1        Ticker
               CUSIP                 47803X677
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

                                  HYBRID FUNDS

GLOBAL ALLOCATION FUND

SUBADVISER:  UBS Global Asset Management ("UBS")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks total return, consisting of long-term capital appreciation and current income. To pursue this goal, the fund invests in equity and fixed income securities of issuers located within and outside the U.S. Under normal circumstances, the portfolio will allocate its assets between fixed income securities and equity securities.

Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. Investment in equity securities may include common stock and preferred stock. The fund may invest in certain issuers by investing in other open-end investment companies, including investment companies advised by the subadviser, to the extent permitted by applicable law. In addition, the fund attempts to generate positive returns through sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions. The fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

The fund is a multi-asset portfolio and invests in each of the major asset classes: U.S. fixed income, U.S. equities, international fixed income and international equities, based upon the subadviser's assessment of prevailing market conditions in the U.S. and abroad.

Within the equity portion of the portfolio, the subadviser selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the subadviser's assessment of what a security is worth. The subadviser bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The subadviser then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

For each security under analysis, the fundamental value estimate is compared to the company's current market price to ascertain whether a valuation anomaly exists. A stock with a market price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the portfolio. The comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.

In selecting fixed income securities, the subadviser uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the subadviser considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year and will generally be of investment-grade quality and possess a minimum rating of BBB by S&P or Baa by Moody's, or, if unrated, determined to be of comparable quality by the subadviser.

The subadviser's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The subadviser manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

The fund's risk is carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.

The fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the fund may make substantial temporary defensive investments in cash equivalents, which may affect the fund's ability to pursue its investment objective.

The subadviser actively manages the fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - INVESTMENT CATEGORY RISK. The fund's strategy of investing in multiple asset categories carries the risk that the fund may allocate assets to an asset category that underperforms other asset categories. For example, the fund may be overweighted in equity securities when the stock market is falling and the fixed-income market is rising.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, its foreign securities risk will be higher.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - ACTIVE PORTFOLIO TRADING RISK. The fund may actively trade portfolio securities, which could increase transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                                    CLASS 1         CLASS 3
Management fee                                                                0.85%           0.85%
Distribution and service (12b-1) fees                                         0.05%           0.40%
Other expenses (a)                                                            0.29%           0.29% (b)
Total fund operating expenses                                                 1.19%           1.54% (b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.53% and 1.78%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                    YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class 1                                              $122             $379            $656            $ 1,447
Class 3                                              $157*            $537            $942            $ 2,075

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The UBS portfolio managers for the fund are:



Brian D. Singer
Thomas P. Madsen
John A. Penicook
Neil Williams
Tom Clarke


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

CLASS 3        Ticker
               CUSIP
               Newspaper
               SEC number
               JH II fund number

MANAGED FUND

SUBADVISERS: Grantham, Mayo,Van Otterloo & Co. LLC ("GMO")
             Declaration Management & Research LLC ("Declaration")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks income and long-term capital appreciation. To pursue this goal, the fund, a balanced stock and bond fund, invests primarily in a diversified mix of: (a) common stocks of larger capitalization U.S. companies; and (b) bonds with an overall intermediate term average maturity.

The fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the fund. The fund will be rebalanced quarterly so that each subadviser manages the following portion of the portfolio: 60% -- GMO; and 40%-- Declaration. Percentages are approximate. Since the fund is only rebalanced quarterly, the actual portion of the portfolio managed by each subadviser will vary during each calendar quarter. This allocation methodology may change in the future.

GMO. GMO seeks to outperform its benchmark; currently, the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.


GMO typically invests its portion of the portfolio in equity investments in U.S. companies with larger capitalizations to gain broad exposure to the U.S. equity market. The subadviser defines "larger capitalizations" as capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index (ranging from $540 million to $367.4 billion as of August 31,
2005). Under normal circumstances, GMO invests at least 80% of its portion of the fund in investments tied economically to the U.S.


GMO uses proprietary research and quantitative models to seek out stocks its believes are undervalued or it believes have improving fundamentals. Generally, these stocks trade at prices below what the subadviser believes to be their fundamental value. The subadviser also uses proprietary techniques to adjust the portfolio for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by GMO and the models it uses may change over time.

GMO intends that its portion of the fund will be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. GMO, in managing its portion of the fund, may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

Declaration. Declaration selects bonds using a combination of proprietary research and quantitative tools. Declaration invests in bonds and bond sectors that it believes are attractively priced based on market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of Treasury securities.

Declaration normally has no more than 10% of its bond assets in high yield bonds and normally invests in foreign securities only if U.S. dollar denominated.

Except as otherwise indicated below, Declaration normally has 10% or less (usually lower) of its assets in cash and cash equivalents.

The portion of the portfolio managed by Declaration may invest in initial public offerings (IPOs), and other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities and ADRs, certain Exchange Traded Funds (ETFs), and certain derivatives (instruments whose value is based on indices or other securities).

All Portions of the Fund. Each portion of the fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, each portion of the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - VALUE STOCK RISK. The fund's investments in value stocks carry the risk that the market will not recognize a security's intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                                    CLASS 1         CLASS 3
Management fee                                                                0.69%           0.69%
Distribution and service (12b-1) fees                                         0.05%           0.40%
Other expenses (a)                                                            0.47%           0.47% (b)
Total fund operating expenses                                                 1.21%           1.56% (b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.71% and 1.80%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

                                                    YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class 1                                              $124             $385            $667             $1,470
Class 3                                              $159*            $543            $952             $2,096

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS

GMO portion


Day-to-day management of the fund is the responsibility of GMO's U.S. Quantitative Division and no one person is primarily responsible. The senior members of the Division responsible for managing the implementation and monitoring of the overall portfolio management of the fund are:



Robert Soucy
Sam Wilderman


Declaration portion


Declaration's portfolio managers for the fund are:



James E. Shallcross
Peter Farley


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker
         CUSIP
         Newspaper
         SEC number
         JH II fund number

CLASS 3  Ticker
         CUSIP
         Newspaper
         SEC number
         JH II fund number

                                 SPECIALTY FUNDS

FINANCIAL SERVICES FUND

SUBADVISER:  Davis Selected Advisers, L.P. ("Davis")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks growth of capital. To pursue this goal, the fund invests primarily in common stocks. During normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The portfolio may also invest in other equity securities and in foreign and fixed income securities.

Davis uses the Davis investment philosophy in managing the fund's portfolio. The Davis investment philosophy stresses a back-to-basics approach, using extensive research to select common stocks of quality overlooked growth companies at value prices and holding such securities for the long-term. Davis looks for banking and financial services companies with sustainable growth rates selling at modest price-earnings multiples that it believes will expand as other investors recognize the company's true worth. Davis believes that if a sustainable growth rate is combined with a gradually expanding multiple, these rates compound and can generate above-average returns. Davis searches for companies possessing several of the following characteristics that it believes foster sustainable long-term growth, minimize risk and enhance the potential for superior long-term returns:

      -     First-class management

      -     Management ownership

      -     Strong balance sheet

      -     Lean expense structure

      -     Dominant or growing market share in a growing market

      -     Proven record as an acquirer

      -     Strong returns on capital

      -     Competitive products or services

      -     Successful international operations

      -     Innovation

The fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

To meet redemption requests or pending investment of its assets or during unusual market conditions, the fund may place any portion of its assets in:

      - money market instruments (which include commercial paper, certificates of deposit, bankers' acceptances and other obligations of domestic and foreign banks, repurchase agreements, nonconvertible debt securities and short term obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities);

      - securities of other investment companies (or companies exempted under Section 3(c)(7) of the 1940 Act) that primarily invest in temporary defensive investments, subject to limitations under the 1940 Act.; and

      -     cash.

When the fund is in a defensive position or awaiting investment of its assets, the ability to achieve its investment objective will be limited.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

[GRAPHIC]



MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SECTOR RISK. The fund concentrates its investments in the financial services sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the sector.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - ACTIVE PORTFOLIO TRADING RISK. The fund may actively trade portfolio securities, which could increase transaction costs (thus lowering performance) and increase your taxable distributions.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                   CLASS 1           CLASS 3
Management fee                                               0.82%             0.82%
Distribution and service (12b-1) fees                        0.05%             0.40%
Other expenses (a)                                           0.27%             0.27% (b)
Total fund operating expenses                                1.14%             1.49% (b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.51% and 1.73%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                    YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class 1                                              $116             $362            $628             $1,387
Class 3                                              $152*            $522            $916             $2,021

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS

The Davis portfolio managers for the fund are:



Christopher C. Davis
Kenneth Charles Feinberg


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

CLASS 3     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

HEALTH SCIENCES FUND

SUBADVISER:  T. Rowe Price Associates ("T. Rowe Price")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term capital appreciation. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively, "health sciences").

While the fund may invest in companies of any size, the majority of its assets are expected to be invested in large-and mid-capitalization companies.

T. Rowe Price's portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the fund may purchase other securities, including foreign securities, futures, and options in keeping with its objective.

In managing the fund, T. Rowe Price uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a "value" approach, which gives preference to seemingly undervalued companies, may be emphasized.

The fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SECTOR RISK. The fund concentrates its investments in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector, changes in legislation or government regulations affecting the sector and product liability.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                   CLASS 1           CLASS 3
Management fee (a)                                           1.05%             1.05%
Distribution and service (12b-1) fees                        0.05%             0.40%
Other expenses (b)                                           0.15%             0.15% (c)
Total fund operating expenses                                1.25%             1.60% (c)

----------
(a) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science and Technology Fund, Small Company Value Fund and Spectrum Income Fund. The waiver is based on the combined assets of these funds and the following series of John Hancock Trust: the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Science and Technology Trust, Small Company Value Trust and Spectrum Income Trust. The percentage fee reduction, which applies to the advisory fee of each fund, is increased once these combined assets exceed specified amounts. If this waiver were reflected in the table, the advisory fee and the total fund operating expenses for the fund would be 1.02% and 1.22%, respectively. This voluntary waiver may be terminated at any time.

(b) Based on estimated amounts for the current fiscal year.

(d) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.39% and 1.84%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                                    YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class 1                                              $128             $398            $688             $1,515
Class 3                                              $163*            $555            $973             $2,139

----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER

The chair of T. Rowe Price's advisory committee for the fund is:



Kris H. Jenner, M.D., D. Phil.


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker
         CUSIP
         Newspaper
         SEC number
         JH II fund number

CLASS 3  Ticker
         CUSIP
         Newspaper
         SEC number
         JH II fund number

NATURAL RESOURCES FUND

SUBADVISER: Wellington Management Company, LLP ("Wellington Management")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term total return. To pursue this goal, the fund invests, under normal market conditions, primarily in equity and equity-related securities of natural resource-related companies worldwide.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide that are expected to benefit from rising demand for natural resources and natural resource-based products and services. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies. The fund invests in the following four major areas, with "normal" allocations as indicated:

(1) Energy - 60%. This sector includes companies engaged in exploration, extraction, servicing, processing, distribution and transportation of oil, natural gas and other energy sources.

(2) Metals and Mining - 30%. This sector includes companies engaged in exploration, mining, processing, fabrication, marketing or distribution of precious and non-precious metals and minerals.

(3) Forest Products and (4) Other Natural Resources-Based Companies - 10% (collectively). The forest products sector includes timber, pulp and paper product companies. The other natural resources area consists of companies engaged in producing, processing and distributing agricultural products, fertilizer, and miscellaneous raw materials.

The "normal" sub-sector allocation reflects Wellington Management's view on availability and relative attractiveness of investment opportunities within the natural resources sector. The fund's sector allocation might differ significantly from this "normal" allocation at any specific point in time.

Wellington Management uses a value-based approach to invest in a broad range of natural resources sectors. Wellington Management utilizes a moderate rotation among sectors in conjunction with bottom-up stock selection. Under normal conditions, the fund is fully invested.

Natural resources companies often operate in countries that are different from the country in which their securities trade. Country allocation is primarily a result of the sector and security selection; however, a key element of Wellington Management's analysis is understanding the economic and political dynamics of each of these countries. The fund may invest without limitation in foreign securities. The fund utilizes currency hedging to protect the value of the fund's assets when Wellington Management deems it advisable to do so.

Wellington Management utilizes fundamental research to identify companies with the best growth prospects and relative values. A large number of companies worldwide in the relevant sub-sectors are monitored and stocks are added or deleted from the portfolio on the basis of relative attractiveness. Wellington Management uses a variety of tools such as income statement and balance sheet analysis, cash flow projections and asset value calculations to analyze companies. Particularly in the oil and gas industry, specific accounting issues play an important role.

Benchmark. The custom natural resources benchmark will consist of: 60% MSCI World Energy Sources and Equipment & Services, 30% MSCI World Metals and Mining and 10% MSCI World Forest Products & Paper.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]



MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SECTOR RISK. The fund concentrates its investments in natural resources related companies, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. In addition, companies in this sector may be affected by international political and economic developments, energy conservation, success of exploration projects and tax and other governmental regulations.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                                                    CLASS 1         CLASS 3
Management fee                                                                1.00%           1.00%
Distribution and service (12b-1) fees                                         0.05%           0.40%
Other expenses (a)                                                            0.06%           0.06% (b)
Total fund operating expenses                                                 1.11%           1.46% (b)

----------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.30% and 1.70%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


EXPENSE EXAMPLES                                    YEAR 1           YEAR 3          YEAR 5           YEAR 10
Class 1                                              $113             $353            $612             $1,353
Class 3                                              $149*            $512            $900             $1,989


----------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The Wellington Management portfolio managers for the fund are:



James A. Bevilacqua
Karl E. Bandtel


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1  Ticker
         CUSIP                 47803V127
         Newspaper
         SEC number
         JH II fund number

CLASS 3  Ticker
         CUSIP
         Newspaper
         SEC number
         JH II fund number

REAL ESTATE SECURITIES FUND

SUBADVISER:  Deutsche Asset Management, Inc. ("DeAM")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to achieve a combination of long-term capital appreciation and current income. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts ("REITs") and real estate companies. Equity securities include common stock preferred stock and securities convertible into common stock.

A company is considered to be a real estate company if, in the opinion of DeAM, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the fund are attributed to the ownership, construction, management or sale of real estate.

DeAM looks for real estate securities it believes will provide superior returns to the fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

To find these issuers, DeAM tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the portfolio may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers DeAM believes will be the most profitable to the portfolio. DeAM also considers the effect of the real estate securities markets in general when making investment decisions. DeAM does not attempt to time the market.

Description of REITs. A REIT invest primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

The fund may realize some short-term gains or losses if DeAM chooses to sell a security because it believes that one or more of the following is true:

-     A security is not fulfilling its investment purpose;

-     A security has reached its optimum valuation; or

-     A particular company or general economic conditions have changed.

Based on its recent practices, DeAM expects that the fund's assets will be invested primarily in equity REITs. In changing market conditions, the fund may invest in other types of REITs.

Other Investments. When DeAM believes that it is prudent, the fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the portfolio's cash assets remain liquid while performing more like stocks.)

The fund may invest up to 10% of its total assets in securities of foreign real estate companies.

To meet redemption requests or pending investment of its assets or during unusual market conditions, the fund may place all or a portion of its assets in liquid, high grade fixed income securities such as money market instruments, certificates of deposit, commercial paper, short-term corporate debt securities, variable rate demand notes, governments securities and repurchase agreements. To the extent the fund is in a defensive position, the ability to achieve its investment objective will be limited.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

[GRAPHIC]

MAIN RISKS

      - REAL ESTATE SECURITIES RISK. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependant on management skills and generally are not diversified. They could also fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions under the 1940 Act. Mortgage REITs may be affected by the quality of any credit extended.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SECTOR RISK. The fund concentrates its investments in real estate-related companies, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector or changes in legislation or government regulations affecting the sector.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                   CLASS 1   CLASS 3
Management fee                               0.70%     0.70%
Distribution and service (12b-1) fees        0.05%     0.40%
Other expenses (a)                           0.04%     0.04% (b)
Total fund operating expenses                0.79%     1.14% (b)

----------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.28% and 1.38%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1    YEAR 3    YEAR 5   YEAR 10
Class 1            $   81    $  253    $  440    $  981
Class 3            $  116*   $  413    $  732    $1,637

-------------------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The DeAM portfolio managers for the fund are:



John F. Robertson, CFA
Jerry W. Ehlinger, CFA
Mark D. Zeisloft, CFA
John W. Vojticek


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1     Ticker
            CUSIP                         47803X503
            Newspaper
            SEC number
            JH II fund number

CLASS 3     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

SCIENCE & TECHNOLOGY FUND

SUBADVISER:  T. Rowe Price Associates, Inc. ("T. Rowe Price")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. Current income is incidental to the fund's objective. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. Some industries likely to be represented in the portfolio include:

-  computers including hardware,        -  life sciences and health care, including
   software and electronic components
                                        -  pharmaceuticals, medical devices, and
-  telecommunications                      biotechnology

-  media and information services       -  chemicals and synthetic materials

-  environmental services               -  defense and aerospace

-  e-commerce

While most of the fund's assets are invested in U.S. common stocks, the fund may also purchase other types of securities, including U.S. and non U.S. dollar denominated foreign securities, convertible stocks and bonds, and warrants in keeping with its objectives.

Stock selection for the fund generally reflects a growth approach based on an assessment of a company's fundamental prospects for above-average earnings, rather than on a company's size. As a result, portfolio holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records of developing and marketing technological advances. The fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The fund may invest in suitable technology companies through initial public offerings.

The fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options.

In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SECTOR RISK. The fund concentrates its investments in the science and technology sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. The products and services of companies in the science and technology sector may not prove commercially successful or may become obsolete quickly. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector and changes in legislation or government regulations affecting the sector.

      - INTERNET RELATED INVESTMENTS RISK. Companies engaged in Internet-related activities are particularly vulnerable to (a) rapidly changing technology, (b) extensive government regulation and
            (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, such companies may be difficult to value, and many have high share prices relative to their earnings which may not be sustainable over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations; there can be no guarantee that such financing will be available.

      - SMALL CAP STOCK RISK. The fund's investments in smaller companies may be subject to more erratic price movements than investments in larger, more established companies. Small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS 1   CLASS 3
Management fee (a)                      1.05%      1.05%
Distribution and service (12b-1) fees   0.05%      0.40%
Other expenses (b)                      0.07%      0.07% (c)
Total fund operating expenses           1.17%      1.52% (c)

---------------

(a) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Blue Chip Growth Fund, Equity-Income Fund, Health Sciences Fund, Science and Technology Fund, Small Company Value Fund and Spectrum Income Fund. The waiver is based on the combined assets of these funds and the following series of John Hancock Trust: the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Science and Technology Trust, Small Company Value Trust and Spectrum Income Trust. The percentage fee reduction, which applies to the advisory fee of each fund, is increased once these combined assets exceed specified amounts. If this waiver were reflected in the table, the advisory fee and the total fund operating expenses for the fund would be 1.02% and 1.14%, respectively. This voluntary waiver may be terminated at any time.

(b) Based on estimated amounts for the current fiscal year.

(d) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and

"Total fund operating expenses" would be 0.31% and 1.76%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1    YEAR 3    YEAR 5   YEAR 10
Class 1            $  120    $  373    $  646    $1,425
Class 3            $  155*   $  531    $  932    $2,053

---------------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGER


The chair of T. Rowe Price's advisory committee for the fund is:



Michael F. Sola, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

CLASS 3     Ticker
            CUSIP
            Newspaper
            SEC number
            JH II fund number

UTILITIES FUND

SUBADVISER:  Massachusetts Financial Services Company ("MFS")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities). To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets in securities of companies in the utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies.

MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Securities selection is not based upon the sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region.

Equity Investments. The fund may invest in equity securities, including common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (including the equity portion of the fund) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the portfolio manager of the portfolio and MFS' large group of equity research analysts. In performing this analysis and selecting securities for the portfolio, MFS places particular emphasis on each of the following factors:

      -     the current regulatory environment;

      -     the strength of the company's management team; and

      - the company's growth prospects and valuation relative to its long-term potential.

Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

As noted above, the fund's investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

      -     a fixed income stream, and

      - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

Fixed Income Investments. The fund invests in the following fixed income securities:

      - corporate bonds, which are bonds or other debt obligations issued by corporations or similar entities, including up to 20% of its total assets lower rated bonds, commonly known as junk bonds;

      -     mortgage-back securities and asset-back securities; and

      - U.S. government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S. government or one of its agencies or instrumentalities.

In selecting fixed income investments for the fund, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented funds (including the fixed income portion of the fund) as a tool in making or adjusting the fund's asset allocations to these various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

Foreign Securities. The fund may invest up to 35% of its total assets in foreign securities (including emerging markets securities, Brady bonds and depositary receipts) such as:

      -     Equity securities of foreign companies in the utilities industry;

      - Fixed income securities of foreign companies in the utilities industry; and

      -     Fixed income securities issued by foreign governments.

The fund may have exposure to foreign currencies through its investments in foreign securities, direct holdings of foreign currencies or use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

General. The fund may also invest to a limited extent in: (a) municipal bonds,
(b) variable and floating rate obligations, (c) zero coupon bonds, deferred interest bonds and PIK bonds, (d) investment companies, (e) restricted securities and (f) indexed/structured securities.

The fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

In abnormal market conditions, the fund may temporarily invest extensively in cash and cash equivalents for defensive purposes. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SECTOR RISK. The fund concentrates its investments in the utilities industry, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries. Many utility companies, especially gas, electric and other energy-related utility companies, are subject to various uncertainties, including risks of increases in fuel costs, costs and delays resulting from environmental and safety regulations, the potential impact of natural or man-made disasters and difficulty in obtaining adequate returns on invested capital. In addition, companies in this sector may be subject to additional risks such as increased competition within the sector and changes in legislation or government regulations affecting the sector.

      - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the fund's portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond prices generally fall.

      - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - NON-DIVERSIFICATION RISK. The fund is non-diversified and may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund's holdings are, the more a specific stock's poor performance is likely to affect its performance.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                   CLASS 1    CLASS 3
Management fee                               0.85%     0.85%
Distribution and service (12b-1) fees        0.05%     0.40%
Other expenses (a)                           0.29%     0.29% (b)
Total fund operating expenses                1.19%     1.54% (b)

--------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.53% and 1.78%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1    YEAR 3    YEAR 5    YEAR 10
Class 1            $  122    $  379    $  656    $1,447
Class 3            $  157*   $  537    $  942    $2,075

----------------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The MFS portfolio managers for the fund are:



Maura A. Shaughnessy
Albert D. Persons


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

CLASS 3    Ticker
           CUSIP
           Newspaper
           SEC number
           JH II fund number

                                  INDEX FUNDS

500 INDEX FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the S&P 500 Index* and (b) securities (which may or may not be included in the S&P 500 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index. As of August 31, 2005, the market capitalizations of companies included in the S&P 500 Index ranged from $540 million to $367.4 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and MFC Global (U.S.A.) will reflect those changes in the composition of the fund's portfolio as soon as practicable.

The fund may invest in futures contracts and Depository Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

* "Standard & Poor's(R)," "S&P 500(R)," and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. The fund is not sponsored, endorsed, managed, advised, sold or promoted by this company, which makes no representation regarding the advisability of investing in the fund.

[GRAPHIC]

MAIN RISKS

      - INDEX MANAGEMENT RISK. Certain factors may cause the fund to track its target index less closely. For example, the subadviser may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of the its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES              CLASS 1   CLASS 3
Management fee                          0.46%    0.46%
Distribution and service (12b-1) fees   0.05%    0.40%
Other expenses (a)                      0.04%    0.04% (b)
Total fund operating expenses           0.55%    0.90% (b)

-----------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.28% and 1.14%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

The hypothetical example below shows what your expenses would be after expense reimbursements (one year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES   YEAR 1    YEAR 3    YEAR 5    YEAR 10
Class 1            $   56    $  175    $  305    $  684
Class 3            $   92*   $  338    $  604    $1,365

------------------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The MFC Global (U.S.A.) portfolio managers for the fund are:



Carson Jen



Narayan Ramani, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1      Ticker
             CUSIP
             Newspaper
             SEC number
             JH II fund number

CLASS 3      Ticker
             CUSIP
             Newspaper
             SEC number
             JH II fund number

BOND INDEX FUND

SUBADVISER:  Declaration Management & Research LLC ("Declaration")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to track the performance of the Lehman Brothers Aggregate Bond Index (which represents the U.S. investment grade bond market). To pursue this goal, the fund invests, under normal market conditions, at least 80% of its assets in securities listed in this index.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Lehman Brothers Aggregate Bond Index (the "Lehman Index") by holding a representative sample of the securities that comprise the Lehman Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The Lehman Index composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

The fund is an intermediate term bond fund of high and medium credit quality.

The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Lehman Index.

The Lehman Index consists of dollar denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million including:

      -     U.S. Treasury and agency securities;

      - Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage-backed securities ("CMBS") and collateralized mortgage offerings ("CMOs");

      -     Corporate bonds, both U.S. and foreign (if dollar denominated); and

      -     Foreign government and agency securities (if dollar denominated).

The subadviser selects securities to match, as closely as practicable, the Lehman Index's duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The fund may purchase other types of securities that are not primary investment vehicles. This would include, for example, certain derivatives (investments whose value is based on indexes or other securities).

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

[GRAPHIC]

MAIN RISKS

      - INDEX MANAGEMENT RISK. Certain factors may cause the fund to track its target index less closely. For example, the subadviser may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of the its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

      - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest

      - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the fund, the more sensitive the fund is to interest rate risk.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

      - PREPAYMENT/CALL RISK. The fund's share price or yield could be hurt if interest rate movements cause the fund's mortgage-related securities to be paid off substantially earlier than expected.

      DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                   CLASS 1       CLASS 3
Management fee                               0.47%        0.47%
Distribution and service (12b-1) fees        0.05%        0.40%
Other expenses (a)                           0.47%        0.47% (b)
Total fund operating expenses                0.99%        1.34% (b)

----------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.71% and 1.58%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES     YEAR 1   YEAR 3   YEAR 5   YEAR 10
Class 1               $101     $316     $549    $ 1,217
Class 3               $136*    $475     $838    $ 1,858

------------------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The Declaration portfolio managers for the fund are:



James E. Shallcross



Peter Farley


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1      Ticker
             CUSIP
             Newspaper
             SEC number
             JH II fund number

CLASS 3      Ticker
             CUSIP
             Newspaper
             SEC number
             JH II fund number

INTERNATIONAL EQUITY INDEX FUND

SUBADVISER:  SSgA Funds Management, Inc. ("SSgA")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to track the performance of a broad-based equity index of foreign companies, primarily in developed countries and, to a lesser extent, in emerging market countries. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country World Excluding U.S. Index* (the "MSCI ACW ex-US Index"). As of December 31, 2004, the market capitalizations of companies included in the MSCI ACW ex-US Index ranged from $40 million to $211.8 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the MSCI ACW ex-US Index by holding all, or a representative sample, of the securities that comprise the index. However, an index portfolio has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

SSgA employs a passive management strategy by normally investing in all stocks included in the MSCI ACW ex-US Index. The subadviser normally invests in each stock in roughly the same proportion as represented by the index. The subadviser seeks to replicate as closely as possible the aggregate risk characteristics and country diversification of the index. The index composition changes from time to time. The subadviser will reflect those changes as soon as practicable.

The fund is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although the fund may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.

The fund may purchase other types of securities that are not primary investment vehicles, for example, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain Exchange Traded Funds (ETFs), cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the fund may invest in stock index futures to manage cash flow.

The fund is authorized to use all of the various investment strategies (including options, futures, currency and other derivatives transactions) referred to under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

* "MSCI(R)" is a trademark of Morgan Stanley & Co. Incorporated. The fund is not sponsored, endorsed, managed, advised, sold or promoted by this company, and this company makes no representation regarding the advisability of investing in the fund.

[GRAPHIC]

MAIN RISKS

      - INDEX MANAGEMENT RISK. Certain factors may cause the fund to track its target index less closely. For example, the subadviser may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of the its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability. To the extent the fund invests in emerging market countries, it's foreign securities risk will be higher.

      DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                 CLASS 1      CLASS 3
Management fee                             0.55%       0.55%
Distribution and service (12b-1) fees      0.05%       0.40%
Other expenses (a)                         0.08%       0.08% (b)
Total fund operating expenses              0.68%       1.03% (b)

--------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.32% and 1.27%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES          YEAR 1    YEAR 3  YEAR 5   YEAR 10
Class 1                    $ 69      $217    $377     $  843
Class 3                    $105*     $379    $674     $1,513

---------------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).


PORTFOLIO MANAGER



The SSgA portfolio manager for the fund is:



Jeffrey Beach





See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1      Ticker
             CUSIP
             Newspaper
             SEC number
             JH II fund number

CLASS 3      Ticker
             CUSIP
             Newspaper
             SEC number
             JH II fund number

MID CAP INDEX FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the S&P 400 Index* and (b) securities (which may or may not be included in the S&P 400 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index. As of August 31, 2005, the market capitalizations of companies included in the S&P 400 Index ranged from $270 million to $8.63 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 400 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and MFC Global (U.S.A.) will reflect those changes in the composition of the fund's portfolio as soon as practicable.

The fund may invest in futures contracts and Depository Receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

* "Standard & Poor's(R)," "S&P 400(R)," and "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. The fund is not sponsored, endorsed, managed, advised, sold or promoted by this company, which makes no representation regarding the advisability of investing in the fund.

[GRAPHIC]

MAIN RISKS

      - INDEX MANAGEMENT RISK. Certain factors may cause the fund to track its target index less closely. For example, the subadviser may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of the its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - MID CAP STOCK RISK. The fund's investments in mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                         CLASS 1         CLASS 3
Management fee                                     0.49%           0.49%
Distribution and service (12b-1) fees              0.05%           0.40%
Other expenses (a)                                 0.05%           0.05%(b)
Total fund operating expenses                      0.59%           0.94%(b)

------------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.29% and 1.18%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES                 YEAR 1    YEAR 3    YEAR 5    YEAR 10
Class 1                           $61       $190      $331      $  742
Class 3                           $96*      $351      $626      $1,410

----------------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The MFC Global (U.S.A.) portfolio managers for the fund are:



Carson Jen
Narayan Ramani, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1      Ticker
             CUSIP
             Newspaper
             SEC number
             JH II fund number

CLASS 3      Ticker
             CUSIP
             Newspaper
             SEC number
             JH II fund number

SMALL CAP INDEX FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index. To pursue this goal, the fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the Russell 2000 Index* and (b) securities (which may or may not be included in the Russell 2000 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index. As of August 31, 2005, the market capitalizations of companies included in the Russell 2000 Index ranged from $58 million to $3.5 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Russell 2000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and MFC Global (U.S.A.) will reflect those changes in the composition of the fund's portfolio as soon as practicable.

The fund may invest in futures contracts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

* "Russell 2000(R)" is a trademark of Frank Russell Company. The fund is not sponsored, endorsed, managed, advised, sold or promoted by this company, which makes no representation regarding the advisability of investing in the fund.

[GRAPHIC]

MAIN RISKS

      - INDEX MANAGEMENT RISK. Certain factors may cause the fund to track its target index less closely. For example, the subadviser may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of the its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - SMALL/MID CAP STOCK RISK. The fund's investments in small-cap and mid-cap companies may be subject to more erratic price movements than investments in larger, more established companies. In particular, mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Similarly, small cap companies may be developing or marketing new products or services for which markets are not yet and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                             CLASS 1         CLASS 3
Management fee                                         0.49%           0.49%
Distribution and service (12b-1) fees                  0.05%           0.40%
Other expenses (a)                                     0.05%           0.05% (b)
Total fund operating expenses                          0.59%           0.94% (b)

----------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.29% and 1.18%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES         YEAR 1     YEAR 3     YEAR 5     YEAR 10
Class 1                   $61        $190       $331       $  743
Class 3                   $96*       $351       $626       $1,410

------------------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The MFC Global (U.S.A.) portfolio managers for the fund are:



Carson Jen
Narayan Ramani, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1      Ticker
             CUSIP
             Newspaper
             SEC number
             JH II fund number

CLASS 3      Ticker
             CUSIP
             Newspaper
             SEC number
             JH II fund number

TOTAL STOCK MARKET INDEX FUND

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks to approximate the aggregate total return of a broad U.S. domestic equity market index. To pursue this goal, the fund invests under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the Dow Jones Wilshire 5000 Index* and (b) securities (which may or may not be included in the Dow Jones Wilshire 5000 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index. As of August 31, 2005, the market capitalizations of companies included in the Dow Jones Wilshire 5000 Index ranged from less than $1 million to $386.4 billion.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the Dow Jones Wilshire 5000 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and MFC Global (U.S.A.) will reflect those changes in the composition of the fund's portfolio as soon as practicable.

The fund may invest in futures contracts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under "Hedging and Other Strategic Transactions" in the Statement of Additional Information.

* "Dow Jones Wilshire 5000(R)" is a trademark of Wilshire Associates. The fund is not sponsored, endorsed, managed, advised, sold or promoted by this company, which makes no representation regarding the advisability of investing in the fund.

[GRAPHIC]

MAIN RISKS

      - INDEX MANAGEMENT RISK. Certain factors may cause the fund to track its target index less closely. For example, the subadviser may select securities that are not fully representative of the index, and the fund's transaction expenses, and the size and timing of the its cash flows, may result in the fund's performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

      - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

      - DERIVATIVES RISK. The fund's use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES                    CLASS 1    CLASS 3
Management fee                                0.49%      0.49%
Distribution and service (12b-1) fees         0.05%      0.40%
Other expenses (a)                            0.05%      0.05% (b)
Total fund operating expenses                 0.59%      0.94% (b)

-----------------
(a) Based on estimated amounts for the current fiscal year.

(b) The Adviser has contractually agreed to waive fees or reimburse Class 3 shares in an amount equal to the Expenses of Class 3 shares of the fund. If this waiver or reimbursement were not in effect, "Other expenses" and "Total fund operating expenses" would be 0.29% and 1.18%, respectively. This expense reimbursement shall continue in effect until November 1, 2006 and thereafter until terminated by the Advisor on notice to the Trust.

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSE EXAMPLES          YEAR 1     YEAR 3     YEAR 5     YEAR 10
Class 1                    $60        $189       $329       $  736
Class 3                    $96*       $351       $626       $1,410

------------------
* Reflects contractual expense reimbursement for Class 3 shares (one year only).

PORTFOLIO MANAGERS


The MFC Global (U.S.A.) portfolio managers for the fund are:



Carson Jen
Narayan Ramani, CFA


See page __ for subadviser information and management biographies.

FUND CODES

CLASS 1      Ticker
             CUSIP
             Newspaper
             SEC number
             JH II fund number

CLASS 3      Ticker
             CUSIP
             Newspaper
             SEC number
             JH II fund number

YOUR ACCOUNT

CLASS 1 AND CLASS 3 SHARES

The Class 1 and Class 3 shares of the funds are sold without any front-end or deferred sales charges. Each share class has a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares and for shareholder and administrative services.

CLASS 1 SHARES

-     Distribution and service (12b-1) fees of 0.05%.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any group annuity contract which may use the Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

CLASS 3 SHARES

-     Distribution and service (12b-1) fees of 0.40%.

Class 3 shares are sold only to qualified retirement plans that have entered into an agreement with John Hancock Distributors LLC for a program of qualified plan services called John Hancock Retirement Select.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any qualified plan which may use the Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12b-1 fees. Rule 12b-1 fees will be paid to the Fund's distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services with respect to, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of NASD.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer may receive a percentage of these fees. In addition, the Distributor may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). Securities held by each of the funds, except securities held by the Money Market Fund and money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, portfolio securities are valued at fair value as determined in good faith by the Board of Trustees of John Hancock Funds II. The Trustees have delegated the responsibility to fair value securities to the Fund's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the trustees.

Generally, trading in (i) non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a fund's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the trustees or their designee believe accurately reflects its fair value.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is calculating the net asset value for its funds. In view of these factors, it is likely that funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than funds investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to funds that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Fund will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which funds have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all funds that invest in foreign market that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset values of such funds will be recommended to the Fund's Pricing Committee where applicable.

Fair value pricing of securities is intended to help ensure that the net asset value of a fund's shares reflects the value of the fund's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

All instruments held by the Money Market Fund and money market instruments with a remaining maturity of 60 days or less held by the other funds are valued on an amortized cost basis.

PURCHASE AND REDEMPTION PRICES When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after the receipt of your request in good order.

In unusual circumstances, any fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

EXCESSIVE TRADING The funds of John Hancock Funds II are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS Purchases and exchanges should be made primarily for investment purposes. John Hancock Funds II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

EXCHANGE LIMITATION POLICIES The Board of Trustees of John Hancock Funds II has adopted the following policies and procedures by which the Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

LIMITATION ON EXCHANGE ACTIVITY The Fund, through its agents, undertakes to use its best efforts to exercise the Fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

LIMITATION ON THE ABILITY TO DETECT AND CURTAIL EXCESSIVE TRADING PRACTICES Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage a fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Fund.

EXCESSIVE TRADING RISK To the extent that the Fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.


While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:



     - A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage). The following funds have significant investments in small or mid-capitalization stocks:
          Emerging Growth, Emerging Small Company, Small Cap Growth, Small Cap Opportunities, Small Cap, Small Cap Value, Small Company, Small Company Growth, Small Company Value, Special Value, Value Opportunities, Dynamic Growth, Growth Opportunities, Mid Cap Core, Mid Cap Stock, Mid Cap Value, Quantitative Mid Cap, Value and Vista Funds.



     - A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. The following funds have significant investments in foreign securities: Global, International Growth, International Opportunities, International Small Cap, International Stock, International Value, Pacific Rim and Vista Funds.



     - A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities. The following funds have significant investments in junk bonds: High Yield, Spectrum Income and U.S. High Yield Funds.


Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

DIVIDENDS AND ACCOUNT POLICIES

DIVIDENDS Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of the fund or paid in cash.

ACCOUNT STATEMENTS The Fund will provide account statements and other account information to shareholders as provided in participation agreements with insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

FUND SECURITIES The Fund's portfolio securities disclosure policy can be found in the Statement of Additional Information and on the Fund's Web site at www.jhfunds.com. The Fund's Web site also lists fund holdings. Portfolio holding information is posted on the Fund's Web site each month on a one month lag and is available on the Fund's Web site until the Fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the Fund's Web site.

FUND DETAILS

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by John Hancock Funds
II. The Board of Trustees of John Hancock Funds II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees have the power to change the respective investment goal of each of the funds without shareholder approval.

The Trustees have the power to change the focus of the investment policy of each of the funds that provides for the investment of a specified percentage of its assets in particular securities or geographic regions without shareholder approval. A fund will provide written notice to shareholders of each of the funds listed below at least 60 days prior to a change in its 80% investment policy.

500 Index Fund                      Large Cap Fund                  Small Cap Growth Fund
Active Bond Fund                    Large Cap Growth Fund           Small Cap Index Fund
Blue Chip Growth Fund               Large Cap Value Fund            Small Cap Opportunities Fund
Bond Index Fund                     Mid Cap Core Fund               Small Cap Value Fund
Core Bond Fund                      Mid Cap Index Fund              Small Company Fund
Core Equity Fund                    Mid Cap Stock Fund              Small Company Growth Fund
Emerging Small Company Fund         Mid Cap Value Fund              Small Company Value Fund
Financial Services Fund             Natural Resources Fund          Strategic Bond Fund
Global Bond Fund                    Pacific Rim Fund                Total Stock Market Index Fund
Global Fund                         Quantitative Mid Cap Fund       U.S. Government Securities Fund
Health Sciences Fund                Real Estate Securities Fund     U.S. High Yield Bond Fund
High Yield Fund                     Real Return Bond Fund           U.S. Multi Sector Fund
International Equity Index Fund     Science & Technology Fund       Utilities Fund
International Small Cap Fund        Short-Term Bond Fund            Value Opportunities Fund
International Stock Fund            Small Cap Fund
Investment Quality Bond Fund

MANAGEMENT FEES. As full compensation for its services, the Adviser receives a fee from the Fund for each fund. The fee for each fund is calculated by applying to the net assets of the fund an annual fee rate which is determined based on the application of the annual percentage rates for the fund to the "aggregate net assets" of the fund. "Aggregate net assets" of a fund include the net assets of the fund and the net assets of one or more other John Hancock funds (or portions thereof) that have the same subadviser as the fund. If the fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund. The fee for each fund is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the applicable annual fee rate by the value of the net assets of the fund at the close of business on the previous business day of the Fund.

      The schedule of the annual percentage rates of the management fees for the funds is set forth in Appendix A hereto.

[END OF DIAGRAM]

SUBADVISER INFORMATION AND MANAGEMENT BIOGRAPHIES

The Adviser has entered into subadvisory agreements with the subadvisers to the funds. Under these agreements, the subadvisers manage the assets of the funds, subject to the supervision of the Adviser and the Trustees of the

Fund. Each subadviser formulates a continuous investment program for each fund it subadvises, consistent with the fund's investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of the Fund with respect to the implementation of such programs.

SUBDAVISORY FEES Each subadviser is compensated by the Adviser, and not by the fund or funds which it subadvises.

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Set forth below, alphabetically by subadviser, is information about the subadvisers and the portfolio managers for the funds, including a brief summary of the portfolio managers' business careers over the past five years. The Fund's Statement of Additional Information includes additional details about the funds' portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

A I M CAPITAL MANAGEMENT, INC. ("AIM")

AIM is an indirect wholly owned subsidiary of A I M Management Group Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. A I M Management Group, Inc. is a holding company engaged in the financial services business and is a wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. AIM, and/or its affiliates is the investment adviser for mutual funds, separately managed accounts, such as corporate and municipal pension plans, charitable institutions and private individuals.


FUND                                   PORTFOLIO MANAGERS
All Cap Growth Fund*                   Lanny H. Sachnowitz
                                       Kirk L. Anderson
                                       James G. Birdsall
                                       Robert J. Lloyd

Mid Cap Core Fund                      Ronald S. Sloan

Small Company Growth Fund**            Juliet S. Ellis
                                       Juan R. Hartsfield



- Kirk L. Anderson. Portfolio Manager ; associated with AIM and/or its affiliates since 1994.



- James G. Birdsall. Portfolio Manager ; associated with AIM and/or its affiliates since 1995.



- Juliet S. Ellis. Senior Portfolio Manager; associated with AIM and/or its affiliates since 2004; formerly a Managing Director of JPMorgan
Fleming Asset Management.




- Juan R. Hartsfield. Portfolio Manager; associated with AIM and/or its affiliates since 2004; formerly a co-portfolio manager with JPMorgan Fleming Asset Management.



- Robert J. Lloyd. Portfolio Manager; associated with AIM and/or its affiliates since 2000; formerly an employee of American Electric Power (1997-2000).


- Lanny H. Sachnowitz. Senior Portfolio Manager; associated with AIM and/or its affiliates since 1987. As the lead manager for the All Cap Growth Fund, Mr. Sachnowitz generally has final authority over all aspects of the fund's investment portfolio, including but not limited to purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

- Ronald S. Sloan (lead manager). Senior Portfolio Manager; joined AIM in 1998; formerly, President of Verissimo Research & Management, Inc. (1993 to 1998).

* The portfolio managers for the All Cap Growth Fund are assisted by the subadviser's Large/Multi-Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the subadviser. Team members provide research support and make securities recommendations, but do not have day-to-day management responsibilities, with respect to the fund's portfolio.


** The portfolio managers for the Small Company Growth Fund are similarly assisted by the subadviser's Small Cap Core/Growth Team.


AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("AMERICAN CENTURY")

American Century has been managing mutual funds since 1958. Its headquarters are located at 4500 Main Street, Kansas City, Missouri 64111.

FUND                               PORTFOLIO MANAGERS
----                               ------------------
Vista Fund                         Glen A. Fogle
                                   David M. Holland

- Glenn A. Fogle. Senior Vice President and Senior Portfolio Manager; joined American Century in 1990; a portfolio manager since 1993.

- David M. Holland. Vice President and Portfolio Manager; joined American Century in 1998; a portfolio manager since 2004.

DAVIS SELECTED ADVISERS, L.P. ADVISORS ("DAVIS")

Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

FUND                               PORTFOLIO MANAGERS
----                               ------------------
Financial Services Fund            Christopher C. Davis
                                   Kenneth Charles Feinberg

Fundamental Value Fund             Christopher C. Davis
                                   Kenneth Charles Feinberg

- Christopher C. Davis. Chairman and CEO; a Director and CEO, President or Vice President of each of the Davis Funds; a portfolio manager with Davis since 1995.

- Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst.

DECLARATION MANAGEMENT & RESEARCH LLC ("DECLARATION")

Declaration is a Delaware limited liability company located at 1650 Tysons Boulevard, Suite 1100, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND                       PORTFOLIO MANAGERS      FUND                            PORTFOLIO MANAGERS
----                       ------------------      ----                            ------------------
Active Bond Fund           Peter Farley            Managed Fund                    Peter Farley

                           James E. Shallcross                                     James E. Shallcross

Bond Index Fund            Peter Farley            Short-Term Bond Fund            Peter Farley
                           James E. Shallcross                                     James E. Shallcross

- Peter Farley. Vice President; joined Declaration in 1996.

- James E. Shallcross. Senior Vice President; joined Declaration in 1991.

DEUTSCHE ASSET MANAGEMENT, INC. ("DEAM")

DeAM is located at 345 Park Avenue, New York, New York 10154 and is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DeAM provides a full range of investment advisory services to retail and institutional clients.

FUND                       PORTFOLIO MANAGERS               FUND                 PORTFOLIO MANAGERS
----                       -------------------   ---------------------------     ------------------
All Cap Core Fund          Julie Abbett          Real Estate Securities Fund     Jerry W. Ehlinger
                           Janet Campagna                                        John F. Robertson
                           Robert Wang                                           John W. Vojticek
                                                                                 Mark D. Zeisloft

Dynamic Growth Fund        Samuel A. Dedio
                           Robert Janis

- Julie Abbett. Director and Portfolio Manager for Quantitative Strategies; joined DeAM in 2000; previously a consultant with equity trading services for BARRA, Inc and a product developer at FactSet Research.

- Janet Campagna. Managing Director, Chief Investment Officer and Portfolio Manager of Quantitative Strategies; joined DeAM in 1999; named Global Head of Asset Allocation in 2001; previously an investment strategist and manager of the Asset Allocation Strategies Group at Barclays Global Investors and global asset allocation research director at First Quadrant Corp.

- Samuel A. Dedio. Managing Director; joined DeAM in 1999; previously an analyst at Ernst & Young LLP, Evergreen Asset Management and Standard & Poor's Corp.

- Jerry W. Ehlinger. Managing Director; joined DeAM in 2004; has over 9 years experience as Senior Vice President at Heitman Real Estate Investment Management and as senior research associate covering REITS at Morgan Stanley.

- Robert Janis. Managing Director; joined DeAM in 2004; previously portfolio manager for 10 years at Credit Suisse Asset Management (or its predecessor, Warburg Pincus Asset Management).

- John F. Robertson. Partner; joined DeAM in 1997; previously Assistant Vice President for Lincoln Investment Management, Inc., responsible for REIT research for the Delaware Pooled Trust Real Estate Fund.

- John W. Vojticek. Partner; joined DeAM in 1996; 9 years of industry experience.

- Robert Wang. Managing Director and Senior Portfolio Manager for Multi-Asset Class Quantitative Strategies; joined DeAM in 1995 as senior fixed-income portfolio manager after 13 years of experience at J.P. Morgan and Co. trading fixed-income, derivatives and foreign exchange products.

- Mark D. Zeisloft. Managing Director; joined DeAM in 1996; previously DeAM's Vice President/Credit Officer for the Corporate Real Estate/REIT group, as well as Vice President/Asset Manager in the Real Estate Asset Management division.

FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR").

FMR Corp., organized in 1972, is the ultimate parent company of FMR. As of December 31, 2004, FMR and its affiliate, FMR Co., Inc, had approximately $799 billion in discretionary assets under management. The address of FMR Corp. is 82 Devonshire Street, Boston, Massachusetts 02109.

FUND                               PORTFOLIO MANAGER
----                               -----------------
Large Cap Growth Fund              Joseph Day

- Joseph Day. Vice President; joined FMR in 1985.

FRANKLIN ADVISERS, INC. ("FRANKLIN")

Franklin is a wholly-owned subsidiary of Franklin Resources, Inc., referred to as Franklin(R) Templeton(R) Investments, and is located at One Franklin Parkway, San Mateo, California, 94403. Through its subsidiaries, Franklin Templeton provides global and domestic investment management, shareholder, custody and distribution services to the Franklin, Templeton, Mutual Series and Fiduciary products, high net-worth and institutional accounts, as well as separate account management services.

FUND                               PORTFOLIO MANAGERS
----                               ------------------
Emerging Small Company Fund        Brad Carris
                                   Michael McCarthy
                                   Zachary Perry

- Brad Carris. Research analyst and member of the Small Cap Portfolio Management Team; joined Franklin Templeton Investments in 2001.

- Michael McCarthy. Senior Vice President and Director of Equity Research; joined Franklin Templeton Investments in 1992.

- Zachary Perry. Vice President; joined Franklin Templeton Investments in 1995.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC ("GMO")

GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. As of May 31, 2005, GMO managed on a worldwide basis more than $87 billion for institutional investors such as pension plans, endowments and foundations.

FUND                                        PORTFOLIO MANAGERS
-----                                       ------------------
Growth Fund                                 U.S. Quantitative Investment Division
Growth & Income Fund                        U.S. Quantitative Investment Division
Growth Opportunities Fund                   U.S. Quantitative Investment Division
International Growth                        International Quantitative Investment Division
International Stock Fund                    International Quantitative Investment Division
Intrinsic Value Fund                        U.S. Quantitative Investment Division
Managed Fund                                U.S. Quantitative Investment Division
U.S. Multi Sector Fund                      U.S. Quantitative Investment Division
Value Opportunities Fund                    U.S. Quantitative Investment Division

U.S. Quantitative Division. Day-to-day management of the fund is the responsibility of the Division. The Division's members work collaboratively to manage the fund, and no one person is primarily responsible for day-to-day management. Members of the Division responsible for managing the implementation and monitoring the overall portfolio management of the fund are:


- Robert Soucy. Senior member of the Division; joined GMO in 1987 and has served as director of U.S. equity management since 2001. Mr. Soucy allocates responsibility for portions of the fund to various members of the Division, oversees the implementation of trades on behalf of the fund, reviews the overall composition of the fund's portfolio, and monitors cash flows.

- Sam Wilderman. Joined GMO in 1996 and has served as co-director of U.S. equity management since 2005.





International Quantitative Division. Day-to-day management of the fund is the responsibility of the Division. The Division's members work collaboratively to manage the fund, and no one person is primarily responsible for day-to-day management. The member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the fund is:


- Dr. Thomas Hancock. Senior member of the Division; joined GMI in 1995. Dr. Hancock allocates responsibility for portions of the fund to various members of the Division, oversees the implementation of trades on behalf of the fund, reviews the overall composition of the fund's portfolio, and monitors cash flows.

INDEPENDENCE INVESTMENT LLC ("INDEPENDENCE").

Independence is located at 53 State Street, Boston, Massachusetts 02109 and is an indirect, wholly-owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts, and is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND                            PORTFOLIO MANAGERS
----                            ------------------
Small Cap Fund                  Charles S. Glovsky

- Charles S. Glovsky. Senior Vice President and Director of Small Cap strategies; joined Independence in 2000; previously worked for Dewey Square Investors, Glovsky-Brown Capital Management, State Street Research & Management, Alex Brown & Sons, and Eppler, Guerin & Turner.

JENNISON ASSOCIATES LLC ("JENNISON")

Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp.). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of December 31, 2004, Jennison had approximately $64 billion in assets under management.

FUND                               PORTFOLIO MANAGERS
----                               ------------------
Capital Appreciation Fund*         Michael A. Del Balso
                                   Kathleen A. McCarragher
                                   Spiros Segalas

- Michael A. Del Balso. Executive Vice President and Director of Research for Growth Equity; joined Jennison in 1972. Mr. Del Balso generally has final authority over all aspects of the fund's investment portfolio, including but not limited to purchases and sales of individual securities, portfolio construction, risk assessment and management of cash flows.

- Kathleen A. McCarragher. Executive Vice President and Head of Growth Equity; joined Jennison in 1998; previously employed at Weiss, Peck & Greer L.L.C. as a managing director and director of large cap growth equities.

- Spiros Segalas. President and Chief Investment Officer; a founding member of Jennison in 1969.

* The portfolio managers for the fund are supported by members of the subadviser's Large Cap Growth Equity Team, which is comprised of other portfolio managers, research analysts and other investment professionals. Team members provide research support, make securities recommendations and support the portfolio managers in all activities.

JOHN HANCOCK ADVISERS, LLC ("JOHN HANCOCK ADVISERS")

John Hancock Advisers, a Delaware limited liability company with offices at 101 Huntington Avenue, Boston, Massachusetts, is a wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117. JHLICO is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND                               PORTFOLIO MANAGERS
----                               ------------------
Active Bond Fund                   Barry H. Evans
                                   Howard C. Greene
                                   Benjamin A. Matthews

Strategic Income Fund              Frederick L. Cavanaugh, Jr.
                                   Daniel  S. Janis, III

- Frederick L. Cavanaugh, Jr. Senior Vice President; joined John Hancock in
1986.

- Barry H. Evans. Senior Vice President, Chief Fixed Income Officer and a member of the Senior Investment Policy Committee; joined John Hancock in 1986.

- Howard C. Greene. Senior Vice President; joined John Hancock in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.

- Daniel S. Janis, III. Vice President; joined John Hancock in 1999; previously a senior risk manager at BankBoston (1997 to 1999).

- Benjamin A. Matthews. Vice President; joined John Hancock in 1995.

LEGG MASON FUNDS MANAGEMENT, INC. ("LEGG MASON")

Legg Mason traces its history to 1982, is a subsidiary of Legg Mason, Inc., a financial services holding company, and is located at 100 Light Street, Baltimore, Maryland 21202. Legg Mason serves as the investment manager for several domestic and offshore equity mutual funds.

FUND                      PORTFOLIO MANAGERS
----                      ------------------
Core Equity Fund          Mary Chris Gay*

- Mary Chris Gay. Portfolio Manager; has managed or co-managed equity funds advised by Legg Mason since 1998 and has also served as a research analyst.

* Bill Miller, Chief Investment Officer of Legg Mason, manages a master portfolio that serves as a model for the Core Equity Fund. Ms. Gay, however, is solely responsible for the day-to-day management of fund and for implementing the investment strategies pursued by the master portfolio, subject to the fund's investment objectives, restrictions, cash flows and other considerations.


LORD, ABBETT & CO. LLC ("LORD ABBETT")

Lord Abbett was founded in 1929 and manages one of America's oldest mutual fund complexes. Lord Abbett is located at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

FUND                      PORTFOLIO MANAGERS
----                      ------------------
All Cap Value Fund        David Builder
                          Robert P. Fetch
                          Daniel H. Frascarelli
                          Howard Hansen
                          Gerard S. E. Heffernan
                          Robert G. Morris

Mid Cap Value Fund        Eileen Banko
                          David Builder
                          Howard Hansen
                          Edward K. von der Linde

- Eileen Banko. Equity Analyst; joined Lord Abbett in 1990.

- David Builder. Equity Analyst; joined Lord Abbett in 1998.

- Robert P. Fetch. Partner and Small-Cap Value Senior Investment Manager; joined Lord Abbett in 1995.

- Daniel H. Frascarelli. Partner and Investment Manager; joined Lord Abbett in 1990.

- Howard Hansen. Investment Manager; joined Lord Abbett in 1994.

- Gerard S. E. Heffernan. Research Analyst on the Small Cap Value Team; joined Lord Abbett in 1998; previously a portfolio manager and equity research analyst at CL Capital Management.

- Robert G. Morris. Partner and Director of Equity Investments; joined Lord Abbett in 1991.

- Edward K. von der Linde. Partner and Investment Manager; joined Lord Abbett in 1988.

MARSICO CAPITAL MANAGEMENT, LLC ("MARSICO")

Marsico, located at 1200 17th Street, Suite 1600, Denver, Colorado 80202, was organized in September 1997 as a registered investment adviser. Marsico provides investment management services to other mutual funds, institutional accounts and private accounts. Thomas F. Marsico is the founder and CEO of the firm. Marsico is an indirect, wholly-owned subsidiary of Bank of America Corporation.

FUND                                 PORTFOLIO MANAGER
----                                 -----------------
International Opportunities Fund     James G. Gendelman

- James G. Gendelman. Portfolio Manager; joined Marsico in 2000; previously Vice President of International Sales for Goldman, Sachs & Co.

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is an indirect subsidiary of Sun Life Financial Inc. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

FUND                               PORTFOLIO MANAGERS
----                               ------------------
Strategic Growth Fund              S. Irfan Ali

Strategic Value Fund               Kenneth Enright
                                   Alan T. Langsner

Utilities Fund                     Albert D. Persons
                                   Maura A. Shaughnessy

- S. Irfan Ali. Senior Vice President; joined MFS in 1993.

- Kenneth Enright. Senior Vice President; joined MFS in 1986.

- Alan T. Langsner. Vice President; joined MFS in 1999.

- Albert D. Persons. Vive President, focusing primarily on debt securities; joined MFS in 2000.

- Maura A. Shaughnessy. Senior Vice President, focusing primarily on equities; joined MFS in 1991.

MERCURY ADVISORS ("MERCURY")

Mercury is a wholly-owned subsidiary of Merrill Lynch & Co., Inc. Mercury and its advisory affiliates constitute one of the world's largest asset management firms overseeing client assets in over 70 countries around the globe. Mercury's U.S. offices are located at 4 World Financial Center, New York, New York 10080.

FUND                               PORTFOLIO MANAGERS
----                               ------------------
Large Cap Value Fund               Bob Doll

- Bob Doll. Senior Portfolio Manager; President and Chief Investment Officer of Merrill Lynch Investment Managers; joined Merrill Lynch Investment Managers in 1999.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED ("MFC GLOBAL (U.S.A.)")

MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the funds of the Fund for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

FUND                             PORTFOLIO MANAGERS      FUND                           PORTFOLIO MANAGERS
----                             ------------------      ----                           ------------------
500 Index Fund                   Carson Jen              Quantitative Mid Cap Fund      Norman Ali
                                 Narayan Ramani                                         Rhonda Chang

Emerging Growth Fund             Niall Brown             Quantitative Value Fund        Chris Hensen
                                 Robert Lutzko                                          Brett Hryb
                                                                                        Harpreet Singh

Mid Cap Index Fund               Carson Jen              Small Cap Index Fund           Carson Jen
                                 Narayan Ramani                                         Narayan Ramani

Pacific Rim Fund                 Pauline Dan             Total Stock Market Index       Carson Jen
                                 Seton Lor               Fund                           Narayan Ramani

Quantitative All Cap Fund        Harpreet Singh
                                 Chris Hensen
                                 Rhonda Chang
                                 Robert Lutzko
                                 Brett Hryb

- Noman Ali. Assistant Vice President and Portfolio Manager, U.S. Equity, at Manulife Financial; joined MFC Global (U.S.A.) in 1999.

- Niall Brown. Portfolio Manager and Senior Analyst of U.S. Equities; joined MFC Global (U.S.A.) in 2003; previously Vice President of U.S. Equities at TD Asset Management.

- Rhonda Chang. Portfolio Manager; joined MFC Global (U.S.A.) in 1994 as research analyst with the U.S. equity team; formerly an investment analyst with AIG Global Investors.

- Pauline Dan. Portfolio Manager, responsible for Greater China and Hong Kong equity portfolios; joined an affiliate of MFC Global (U.S.A.) in 2004; previously Director of Balanced Investments at AXA Investment Managers Hong Kong Limited (formerly Barclays Global Investors Hong Kong).

- Chris Hensen. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1995.

- Brett Hryb. Assistant Vice President and a Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1993.

- Carson Jen. Vice President, Index Operations, at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1997.

- Seton Lor. Executive Director and Senior Portfolio Manager, Asian Equities, Manulife Funds Direct (Hong Kong) Limited; joined MFC Global (U.S.A.) in 2000; previously Director of Balanced Investments at AXA Investment Managers in Hong Kong (1996-2000).

- Robert Lutzko. Vice President and Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 1995.

- Steve Orlich. Vice President and Senior Portfolio Manager, Asset Allocation at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1998.

- Narayan Ramani. Assistant Vice President and Portfolio Manager of Index Funds at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1998.

- Harpreet Singh. Vice President and Senior Portfolio Manager of U.S. Equities; joined MFC Global (U.S.A.) in 2000; previously a quantitative analyst at Standish, Ayer & Wood Inc.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. ("MSIM")

MSIM, which does business in certain instances using the name "Van Kampen," has its principal offices at 1221 Avenue of the Americas, New York, New York. MSIM conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the U.S. and abroad. Morgan Stanley is the direct parent of MSIM. MSIM also does business in certain instances using the name "Miller Anderson."

FUND                      PORTFOLIO MANAGERS
----                      ------------------
Value Fund                Thomas Bastian
                          James Gilligan (Lead Manager)
                          James Roeder
                          Sergio Marcheli
                          Vince Vizachero

- Thomas Bastian. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio manager at Eagle Asset Management.

- James Gilligan. Portfolio Manager; joined Van Kampen in 1985.

- James Roeder. Portfolio Manager; joined Van Kampen in 1999.

- Sergio Marcheli. Portfolio Manager; joined Van Kampen in 2003; previously a portfolio specialist at Van Kampen.

- Vince Vizachero. Portfolio Manager; joined Van Kampen in 2001; previously an analyst at Fidelity.

MUNDER CAPITAL MANAGEMENT ("MUNDER")

Munder, with offices at 480 Pierce Street, Birmingham, Michigan 48009, currently serves as investment adviser to the Munder Funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts and high net worth individuals.

FUND                               PORTFOLIO MANAGERS
----                               ------------------
Small Cap Opportunities Fund       Robert E. Crosby
                                   Julie R. Hollinshead
                                   John P. Richardson

- Robert E. Crosby. Senior Portfolio Manager; joined Munder in 1993.

- Julie R. Hollinshead. Senior Portfolio Manager; joined Munder in 1995.

- John P. Richardson. Director, Small Cap Equity, and Senior Portfolio Manager; one of the founders of Munder, having joined the firm shortly after its inception in 1985.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"),

PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660, is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz AG is a European-based, multinational insurance and financial services holding company.

FUND                      PORTFOLIO MANAGERS
----                      ------------------
Global Bond Fund          Sudi Mariappa

Real Return Bond Fund     John B. Brynjolfsson

Total Return Fund         William H. Gross

- John B. Brynjolfsson. Managing Director and Portfolio Manager; joined PIMCO in 1989.

- William H. Gross. Managing Director, Portfolio Manager and Chief Investment Officer; a founding partner of PIMCO in 1971.

- Sudi Mariappa. Managing Director, Portfolio Manager and head of global portfolio management with responsibility for overseeing PIMCO's global portfolio management efforts, joined PIMCO in 2000; previously a managing director for Merrill Lynch in Tokyo as manager of JGB and Swap Derivative Trading.

PZENA INVESTMENT MANAGEMENT, LLC. ("PZENA")

Pzena, located at 120 West 45th Street, 34th Floor, New York, New York 10036, is an investment advisor to high net worth individuals, pension plans, foundations, endowments, mutual funds and other institutional accounts. As of January 1, 2005, the majority interest in Pzena was owned by the firm's five managing principals: Richard S. Pzena (President and CEO), John P. Goetz (Managing Principal, Research), Bill Lipsey (Managing Principal, Marketing and Client Services), Amy Jones (Managing Principal, Operations and Administration) and Rama Krishna (Managing Principal, Large Cap Value). In addition, fourteen additional employees owned interests in the firm as of January 1, 2005. Mr. Pzena has ownership interests in excess of 25% and is therefore deemed a control person of Pzena.

FUND                               PORTFOLIO MANAGERS
----                               ------------------
Classic Value Fund                 John P. Goetz
                                   A. Rama Krishna
                                   Richard S. Pzena

- John P. Goetz. Managing Principal and Co-Chief Investment Officer; joined Pzena in 1996.

- Rama Krishna. Managing Principal and Large Cap Portfolio Manager; joined Pzena in 2003; previously Chief Investment Officer and Head -- Institutional & International, Citigroup Asset Management and a Member of Citigroup's Management Committee.

- Richard S. Pzena. Managing Principal, CEO, Co-Chief Investment Officer and Founder of Pzena; joined Pzena in 1995.

SALOMON BROTHERS ASSET MANAGEMENT INC. ("SABAM")

SaBAM was established in 1987 and, together with affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed-income and equity investment services to individuals and institutional clients throughout the world. SaBAM's principal address is 399 Park Avenue, New York, New York 10022. It is a wholly owned subsidiary of Citigroup Inc. Citigroup businesses provide a broad range of financial services, asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

FUND                      PORTFOLIO MANAGERS        FUND                             PORTFOLIO MANAGERS
----                      ------------------        ----                             ------------------
High Yield Fund           Team*                     Strategic Bond Fund              Roger Lavan
                                                                                     David Scott
                                                                                     Peter Wilby

Special Value Fund        Peter J. Hable            U.S. Government Securities Fund  John DiSpigno
                                                                                     Roger Lavan

- John DiSpigno. Director and portfolio specialist for the Investment Grade team; joined Citigroup in 1998.

- Peter J. Hable. Managing Director; joined Citigroup (or its predecessor firms) in 1983.

- Roger Lavan. Managing Director in the fixed-income department and Portfolio Manager; responsible for SaBAM's investment company and institutional portfolios which invest primarily in mortgage-backed and U.S. government debt securities; joined SaBAM in 1990.

- David Scott. Managing Director and a Senior Portfolio Manager with Citigroup Limited in London with primary responsibility for managing long-term global bond portfolios; manages currency transactions and investments in non-dollar denominated securities; joined Citigroup in 1994.

- Peter Wilby. Managing Director and Senior Portfolio Manager; responsible for investment company and institutional portfolio investments in high yield U.S. corporate debt securities and high yield foreign sovereign debt securities; joined SaBAM in 1989.

* Current members of SaBAM's management team for the fund include: Peter Wilby, CFA, Managing Director; Beth Semmel, CFA, Managing Director; Thomas Flanagan, CFA, Managing Director; James Craige, CFA, Managing Director; and John Madden, Vice President, who serves as the portfolio specialist for the Global High Yield Team.

SSGA FUNDS MANAGEMENT, INC. ("SSGA")

SSgA is located at One Lincoln Street, Boston, Massachusetts 02111, and is owned by State Street Corporation, a financial services holding company. SSgA and its predecessor have been managing investments since 1978.


FUND                                        PORTFOLIO MANAGERS
----                                        ------------------
International Equity Index Fund             Jeffrey Beach



- Jeffrey Beach. Principal; joined SSgA in 1986.





SUSTAINABLE GROWTH ADVISERS, L.P. ("SGA")

SGA is located at 1285 Avenue of the Americas, 35th Floor, New York, New York 10019. It was founded in July, 2003 and is controlled by its founders, George P. Fraise, Gordon M. Marchand and Robert L. Rohn.

FUND                                        PORTFOLIO MANAGERS
----                                        -------------------
U.S. Global Leaders Growth Fund             George P. Fraise
                                            Gordon M. Marchand
                                            Robert L. Rohn

- George P. Fraise. Principal; joined SGA in 2003; previously executive vice president of Yeager, Wood & Marshall, Inc. (2000-2003) and a portfolio manager at Scudder Kemper Investments (1997-2000).

- Gordon M. Marchand. Principal; joined SGA in 2003; previously chief financial and operating officer of Yeager, Wood & Marshall, Inc. (1984-2003).

- Robert L. Rohn. Principal; joined SGA in 2003; previously an analyst and portfolio manager at W.P. Stewart & Co. ("W.P. Stewart") and held positions of Chairman of the Board and Chief Executive Officer of W.P. Stewart Inc., W.P. Stewart's core U.S. investment business, and Chairman of W.P. Stewart Inc.'s Management Committee (1992 to 2003).

TEMPLETON GLOBAL ADVISORS LIMITED ("TEMPLETON GLOBAL")

Templeton Global is located at Box N-7759, Nassau, Bahamas and has been in the business of providing investment advisory services since 1954. As of December 31, 2004, Templeton and its affiliates managed over $301 billion in assets. Templeton Global is an indirect wholly owned subsidiary of Franklin Resources, Inc.

FUND                               PORTFOLIO MANAGERS
----                               -------------------
Global Fund                        Jeffrey A. Everett
                                   Murdo Murchison
                                   Lisa Myers

- Jeffrey A. Everett. President; Chief Investment Officer -- Retail for the Templeton Global Equity Group; joined Templeton in 1989

- Murdo Murchison. Executive Vice President; joined Templeton in 1993.

- Lisa Myers. Vice President; joined Templeton in 1996.

TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON")

Templeton is located at 500 East Broward Blvd., Suite 2100, Ft. Lauderdale, Florida 33394, and has been in the business of providing investment advisory services since 1954. As of December 31, 2004, Templeton and its affiliates managed over $301 billion in assets. Templeton Investment Counsel, LLC is an indirect wholly owned subsidiary of Franklin Resources, Inc.

FUND                                        PORTFOLIO MANAGERS
----                                        ------------------
International Small Cap Fund                Simon Rudolph
                                            Tucker Scott
                                            Cindy Sweeting

International Value Fund                    Antonio T. Docal
                                            Tucker Scott
                                            Cindy Sweeting

- Antonio T. Docal. Senior Vice President; joined Templeton in 2001.

- Simon Rudolph. Executive Vice President; joined Templeton in 1997.

- Tucker Scott. Senior Vice President; joined Templeton in 1996; previously worked at Aeltus Investment Management.

- Cindy Sweeting. Executive Vice President and Director of Research; joined Templeton in 1997.

T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE").

T. Rowe Price, whose address is 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. T. Rowe Price Group, Inc., a publicly traded financial services holding company, owns 100% of the stock of T. Rowe Price. As of December 31, 2004, T. Rowe Price and its affiliates managed over $235 billion for over eight million individual and institutional investor accounts.


FUND                                        PORTFOLIO MANAGERS
----                                        ------------------
Blue Chip Growth Fund                       Larry J. Puglia

Equity-Income Fund                          Brian C. Rogers

Health Sciences Fund                        Kris H. Jenner

Science & Technology Fund                   Michael F. Sola

Small Company Value Fund                    Preston G. Athey

Spectrum Income Fund                        Team*


- Preston G. Athey. Vice President; joined T. Rowe Price in 1978.

- Kris H. Jenner. Vice President; joined T. Rowe Price in 1997; previously a post-doctoral fellow at the Brigham and Women's Hospital, Harvard Medical School (1995-1997).

- Larry J. Puglia. Vice President; joined T. Rowe Price in 1990.

- Edmund M. Notzon, III (Chair of Investment Advisory Committee). Vice President; joined T. Rowe Price in 1989.

- Brian C. Rogers. Vice President; joined T. Rowe Price in 1982.

- Michael F. Sola. Vice President; joined T. Rowe Price in 1995 as a technology analyst and has been managing investments since 1997.





* Team. The Spectrum Income Fund is managed by an investment advisory committee that has day-to-day responsibility in managing the fund's portfolio and developing and executing the fund's investment program.



Edmund N. Notzon III is Chairman of the Investment Advisory Committee and is responsible for implementing and monitoring the fund's overall investment strategy, as well as the allocation of the fund's assets. Mr. Notzon joined T. Rowe Price in 1989 and is a Vice President and Senior Portfolio Manager.



The Committee members with the most significant responsibilities for managing the funds assets are:



      - Daniel O. Shackelford. Vice President and chairman of the T. Rowe Price Fixed Income Strategy Committee; joined T. Rowe Price in 1999; responsible for the fund's investment grade bond investments.



      - Mark J. Vaselkiv. Vice President and a Portfolio Manager in the Fixed Income Group, heading taxable high-yield bond management; joined T. Rowe Price in 1988; responsible for the fund's investments in high-yield debt securities.



      - Ian Kelson. Vice President of T. Rowe Price International; responsible for the fund's high-quality international bond investments joined T. Rowe Price in 2000; prior thereto was head of fixed income for Morgan Grenfell/Deutsche Asset Management.



      - Brian Rogers. Chief Investment Officer; joined T. Rowe Price in 1982; responsible for the fund's dividend-paying common stock and value stock investments.



      - Connie Bavely. Vice President; joined T. Rowe Price in 1998; responsible for the fund's mortgage-backed and mortgage-related investments.


UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC. ("UBS")

UBS, which is located at One North Wacker Drive, Chicago, Illinois 60606, is an indirect wholly owned asset management subsidiary of UBS AG and a member of the UBS Global Asset Management Division. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

FUND                               PORTFOLIO MANAGERS
----                               ------------------
Global Allocation  Fund            Tom Clarke
                                   Thomas P. Madsen
                                   John A. Penicook
                                   Brian D. Singer
                                   Neil Williams

Large Cap Fund                     Team*

- Tom Clarke. Portfolio Manager; member of the Asset Allocation, Currency and Risk Management team; responsible for UBS's currency investment capability globally; joined UBS in 2000; previously head of currency for Rothschild Asset Management.

- Thomas P. Madsen. Portfolio Manager; chairs the Global Investment Committee and is the Global Head of Equities; responsible for all aspects of the management of equity assets, including research, portfolio management and trading on a global basis; joined UBS in 2000; previously held various positions at JP Morgan Investment Management in New York and London.

- John A. Penicook. Portfolio Manager; responsible for all aspects of the management of fixed-income assets globally, managing research, strategy and trading professionals around the world; joined UBS in 1983.

- Brian D. Singer. Portfolio Manager; Head of Global Investment Solutions, with responsibility for asset allocation and currency strategies; joined UBS in 1990.

- Neil Williams. Portfolio Manager; Head of Asset Allocation; responsible for the development of investment policy for balanced and multi-asset funds; joined UBS in 2003; previously Chief Global Strategist at Goldman Sachs for six years.


* Mr. Thomas Digenan is the lead portfolio manager for the Large Cap Fund. He has access to certain members of UBS' North American Equities investment management team, each of whom is allocated a specific portion of the fund's portfolio over which he has independent responsibility for research, security selection and portfolio construction. Mr. Digenan as coordinator has responsibility fore allocating the portfolio among the various mangers and analysts , occasionally implementing trades on behalf of analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment goals and strategies. Mr. Digenan joined UBS in 1995.


UNITED STATES TRUST COMPANY ("U.S. TRUST")

"U.S. Trust" refers collectively to United States Trust Company of New York, a state-chartered bank and trust company, and U.S. Trust Company, N.A., a national bank, which provide advisory services through their respective investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company, which in turn is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab"). Charles R. Schwab is the founder, Chairman and a Director of Schwab and, as a result of these positions and share ownership, may be deemed a controlling person of Schwab and its subsidiaries. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Company, N.A. is headquartered in Greenwich, Connecticut.


FUND                               PORTFOLIO MANAGERS
----                               ------------------
Value & Restructuring Fund         David J. Williams
                                   Timothy Evnin
                                   John McDermott


- David J. Williams. Managing Director and Senior Portfolio Manager; joined U.S. Trust in 1987.

- Timothy Evnin. Managing Director and Senior Portfolio Manager; Managing Director and Senior Portfolio Manager in the Investment Management Division; joined U.S. Trust in 1987.


Senior Vice President and Portfolio Manager; joined U.S. Trust in 1996.



John McDermott.


WELLINGTON MANAGEMENT COMPANY, LLP ("WELLINGTON MANAGEMENT")

Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928. The managing partners of Wellington Management are Laurie A. Gabriel, Perry M. Traquina and John R. Ryan.

FUND                                        PORTFOLIO MANAGERS
----                                        ------------------
Growth & Income Fund                        Maya K. Bittar
                                            Jeffrey L. Kripke
                                            Matthew E. Megargel
                                            Michael D. Rodier

Investment Quality Bond Fund                Richard T. Crawford
                                            Thomas L. Pappas

Mid Cap Stock Fund                          Michael T. Carmen

Natural Resources Fund                      Karl E. Bandtel
                                            James A. Bevilacqua

Small Cap Growth Fund                       Steven C. Angeli

Small Cap Value Fund                        Timothy J. McCormack
                                            Stephen T. O'Brien
                                            Shaun F. Pedersen

- Steven C. Angeli. Senior Vice President; joined Wellington Management in 1994.

- Karl E. Bandtel. Senior Vice President; joined Wellington Management in 1990.

- James A. Bevilacqua. Senior Vice President; joined Wellington Management in 1994.

- Maya K. Bittar. Vice President; joined Wellington Management in 1998.

- Michael T. Carmen. Senior Vice President; joined Wellington Management 1999; previously an investment professional at Kobrick Funds (1997-1999).

- Richard T. Crawford. Vice President; joined Wellington Management in 1994.

- Jeffrey L. Kripke. Vice President; joined Wellington Management in 2001; previously an investment professional at Merrill Lynch Asset Management (1999-2001) and Chase Asset Management (1998-1999).

- Timothy J. McCormack. Vice President; joined Wellington Management 2000; previously an investment professional at Oppenheimer Capital (1994-2000).

- Matthew E. Megargel. Senior Vice President; joined Wellington Management in 1983.

- Stephen T. O'Brien. Senior Vice President; joined Wellington Management in
1983.

- Thomas L. Pappas. Senior Vice President; joined Wellington Management in 1987.

- Shaun F. Pedersen. Vice President; joined Wellington Management in 2004; previously an investment professional at Thomas Weisel Asset Management (2001-2004) and The Boston Company (1996-2000).

- Michael D. Rodier. Vice President; joined Wellington Management in 1984.

WELLS FARGO FUND MANAGEMENT, LLC ("WELLS FARGO").

Wells Fargo, located at 525 Market St., San Francisco, California, is an indirect, wholly-owned subsidiary of Wells Fargo & Company. It was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western U.S. and is one of the largest banks in the U.S.

FUND                               PORTFOLIO MANAGERS
----                               ------------------
Core Bond Fund                     Marie Chandoha
                                   William Stevens

U.S. High Yield Bond Fund          Phil Susser
                                   Roger Wittlin

- Marie Chandoha. Senior Portfolio Manager and co-head of the Montgomery Fixed would have earned (or lost) on an investment in the sole class of shares of Wells Fargo in 2003; previously senior portfolio manager and co-head of the Fixed Income Team at Montgomery Asset Management.

- William Stevens. Senior Portfolio Manager and co-head of the Montgomery Fixed Income team at Wells Capital Management; joined Wells Fargo in 2003; previously founded the Fixed Income team of Montgomery Asset Management in 1992.

- Phil Susser. Portfolio Manager at Sutter Advisors, LLC, an indirect, wholly owned subsidiary of Wells Fargo & Company and a direct subsidiary of Wells Capital Management; joined Sutter Advisors in 2001; previously worked at Deutsche Bank Securities Inc. as an associate research analyst.

- Roger Wittlin. Senior Managing Director of the Sutter High Yield Group and Managing Director of Sutter Advisors, LLC; joined Sutter Advisors in 2000; previously worked at Goldman Sachs, Deutsche Bank and Morgan Stanley.

FINANCIAL HIGHLIGHTS


Financial highlights are not yet available for the funds of John Hancock Funds II which are newly organized.

                                   APPENDIX A

                           SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the annual percentage rates of the management fees for the funds. As stated above, the advisory or management fee for each fund is calculated by applying to the net assets of the fund an annual fee rate which is determined based on the application of the annual percentage rates for the fund to the "Aggregate Net Assets" of the fund. Aggregate Net Assets of a fund include the net assets of the fund and in most cases the net assets of one or more other John Hancock funds (or portions thereof) indicated below that have the same subadviser as the fund. If the fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

            FUNDS AND ANNUAL PERCENTAGE RATES OF AGGREGATE NET ASSETS

500 INDEX FUND: 0.470% -- first $500 million; and 0.460% -- excess over $500 million (Aggregate Net Assets include the net assets of the Fund and the 500 Index Trust, a series of John Hancock Trust)

ACTIVE BOND FUND: 0.600%--at all asset levels
(Aggregate Net Assets include the net assets of the Fund)

ALL CAP CORE FUND: 0.800% -- first $500 million; and 0.750% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the All Cap Core Trust, a series of John Hancock Trust)

ALL CAP GROWTH FUND: 0.900% -- first $500 million; and 0.850% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund)

ALL CAP VALUE FUND: 0.850% -- first $250 million; 0.800% -- next $250 million; and 0.750% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the All Cap Value Trust, a series of John Hancock Trust)

BLUE CHIP GROWTH FUND: 0.825% -- first $1 billion; and 0.800% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the Blue Chip Growth Trust, a series of John Hancock Trust)

BOND INDEX FUND: 0.470% -- at all asset levels.
(Aggregate Net Assets include the net assets of the Fund and the Bond Index Trust A, a series of John Hancock Trust)

CAPITAL APPRECIATION FUND: 0.850% -- first $300 million; and 0.800% -- excess over $300 million.
(Aggregate Net Assets include the net assets of the Fund and the Capital Appreciation Trust, a series of John Hancock Trust)

CLASSIC VALUE FUND: 0.800% -- at all asset levels.
(Aggregate Net Assets include the net assets of the Fund)

CORE BOND FUND: 0.690%--first $200 million; 0.640%--next $200 million; and 0.600%--excess over $400 million.
(Aggregate Net Assets include the net assets of the Fund and the Core Bond Trust, a series of John Hancock Trust)

CORE EQUITY FUND: 0.850% -- first $350 million; and 0.750% -- excess over $350 million.
(Aggregate Net Assets include the net assets of the Fund and the Core Equity Trust, a series of John Hancock Trust)

DYNAMIC GROWTH FUND: 0.950% -- first $500 million; and 0.900% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Dynamic Growth Trust, a series of John Hancock Trust)

EMERGING GROWTH FUND: 0.800% -- at all asset levels.
(Aggregate Net Assets include the net assets of the Fund and the Emerging Growth Trust, a series of John Hancock Trust)

EMERGING SMALL COMPANY FUND: 1.000% -- first $500 million; 0.970% -- next $500 million; and 0.950% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the Emerging Small Company Trust, a series of John Hancock Trust)

EQUITY-INCOME FUND: 0.825% -- first $1 billion; and 0.800% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the Equity-Income Trust, a series of John Hancock Trust)

FINANCIAL SERVICES FUND: 0.850% -- first $50 million; 0.800% -- next $450 million; and 0.750% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Financial Services Trust, a series of John Hancock Trust)

FUNDAMENTAL VALUE FUND: 0.850% -- first $50 million; 0.800% -- next $450 million; and 0.750% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Fundamental Value Trust, a series of John Hancock Trust)

GLOBAL ALLOCATION FUND: 0.850% -- first $500 million; and 0.800% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Global Allocation Trust, a series of John Hancock Trust)

GLOBAL BOND FUND: 0.700% -- at all asset levels.
(Aggregate Net Assets include the net assets of the Fund)

GLOBAL FUND: 0.850% -- first $1 billion; and 0.800% -- excess over $1 billion. (Aggregate Net Assets include the net assets of the Fund, the Global Trust, a series of John Hancock Trust, the International Value Fund, a series of John Hancock Funds II and the International Value Trust, a series of John Hancock Trust)


GROWTH & INCOME FUND: 0.780% -- first $500 million; 0.760% -- next $500 million; 0.750% -- next $1.5 billion; and 0.740% -- excess over $2.5 billion.
(Aggregate Net Assets include the net assets of the Fund, that portion of the Managed Fund of the Trust that is subadvised by Grantham, Mayo, Van Otterloo & Co., the Growth & Income Trust, a series of John Hancock Trust, that portion of the Managed Trust, another series of John Hancock Trust, that is subadvised by Grantham, Mayo, Van Otterloo & Co., and the U.S. Core Fund, a series of John Hancock Funds III)


GROWTH FUND: 0.800% - first $500 million; 0.780% -- next $500 million; 0.770% --
next $1.5 billion; and 0.760% -- excess over $2.5 billion.
(Aggregate Net Assets include the net assets of the Fund, the Growth Trust, a series of John Hancock Trust, and the Growth Fund, a series of John Hancock Funds III)

GROWTH OPPORTUNITIES FUND: 0.800% - first $500 million; 0.780% -- next $500 million; 0.770% -- next $1.5 billion; and 0.760% -- excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund, the Growth Opportunities Trust, a series of John Hancock Trust, and the Growth Opportunities Fund, a series of John Hancock Funds III)

HEALTH SCIENCES FUND: 1.050%-- first $500 million; and 1.000% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Health Sciences Trust, a series of John Hancock Trust)

HIGH YIELD FUND: 0.725% -- first $500 million; and 0.650% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the High Yield Trust, a series of John Hancock Trust)

INTERNATIONAL EQUITY INDEX FUND: 0.550% -- first $100 million; and 0.530% -- excess over $100 million.
(Aggregate Net Assets include the net assets of the Fund and the International Equity Index Trust A, a series of John Hancock Trust)

INTERNATIONAL GROWTH FUND: 0.920% - first $100 million; 0.895% -- next $900 million; and 0.880% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund, the International Growth Trust, a series of John Hancock Trust, and the International Growth Fund, a series of John Hancock Funds III )

INTERNATIONAL OPPORTUNITIES FUND: 1.000%--first $250 million; 0.950%--next $250 million; and 0.900%--excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the International Opportunities Trust, a series of John Hancock Trust)

INTERNATIONAL SMALL CAP FUND: 1.050% -- first $200 million; 0.950% -- next $300 million; and 0.850% -- excess over $500 million
(Aggregate Net Assets include the net assets of the Fund and the International Small Cap Trust, a series of John Hancock Trust)

INTERNATIONAL STOCK FUND: 0.920% -- first $100 million; 0.895% -- next $900 million; and 0.880% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund, the International Stock Trust, a series of John Hancock Trust, and the International Core Fund, a series of John Hancock Funds III)

INTERNATIONAL VALUE FUND: 0.950% -- first $200 million; 0.850% -- next $300 million; and 0.800% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund, the International Value Trust, a series of John Hancock Trust, the Global Fund, a series of John Hancock Funds II and the Global Trust, a series of John Hancock Trust)

INTRINSIC VALUE FUND: 0.780% - first $500 million; 0.760% -- next $500 million; 0.750% -- next $1.5 billion; and 0.740% -- excess over $2.5 billion.
(Aggregate Net Assets include the net assets of the Fund, the Intrinsic Value Trust, a series of John Hancock Trust, and the Intrinsic Value Fund, a series of John Hancock Funds III)

INVESTMENT QUALITY BOND FUND: 0.600% -- first $500 million; and 0.550% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Investment Quality Bond Trust, a series of John Hancock Trust)

LARGE CAP FUND: 0.850%--first $250 million; 0.800%--next $250 million; and 0.750%--excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Large Cap Trust, a series of John Hancock Trust)

LARGE CAP GROWTH FUND: 0.850% -- first $750 million; and 0.800% -- excess over $750 million.
(Aggregate Net Assets include the net assets of the Fund and the Large Cap Growth Trust, a series of John Hancock Trust)

LARGE CAP VALUE FUND: 0.850% -- first $300 million; 0.825% -- next $200 million; and 0.800% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Large Cap Value Trust, a series of John Hancock Trust)

LIFESTYLE AGGRESSIVE PORTFOLIO: 0.050% -- first $7.5 billion; and 0.040% -- excess over $7.5 billion.
(Aggregate Net Assets include the net assets of the five Lifestyle Portfolios of the Trust (Aggressive, Growth, Balanced, Moderate and Conservative) and the five Lifestyle Trusts of John Hancock Trust (Aggressive 1000, Growth 820, Balanced 640, Moderate 460 and Conservative 280))

LIFESTYLE BALANCED PORTFOLIO: 0.050% -- first $7.5 billion; and 0.040% -- excess over $7.5 billion.
(Aggregate Net Assets include the net assets of the five Lifestyle Portfolios of the Trust (Aggressive, Growth, Balanced, Moderate and Conservative) and the five Lifestyle Trusts of John Hancock Trust (Aggressive 1000, Growth 820, Balanced 640, Moderate 460 and Conservative 280))

LIFESTYLE CONSERVATIVE PORTFOLIO: 0.050% -- first $7.5 billion; and 0.040% -- excess over $7.5 billion.
(Aggregate Net Assets include the net assets of the five Lifestyle Portfolios of the Trust (Aggressive, Growth, Balanced, Moderate and Conservative) and the five Lifestyle Trusts of John Hancock Trust (Aggressive 1000, Growth 820, Balanced 640, Moderate 460 and Conservative 280))

LIFESTYLE GROWTH PORTFOLIO: 0.050% -- first $7.5 billion; and 0.040% -- excess over $7.5 billion.
(Aggregate Net Assets include the net assets of the five Lifestyle Portfolios of the Trust (Aggressive, Growth, Balanced, Moderate and Conservative) and the five Lifestyle Trusts of John Hancock Trust (Aggressive 1000, Growth 820, Balanced 640, Moderate 460 and Conservative 280))

LIFESTYLE MODERATE PORTFOLIO: 0.050% -- first $7.5 billion; and 0.040% -- excess over $7.5 billion.
(Aggregate Net Assets include the net assets of the five Lifestyle Portfolios of the Trust (Aggressive, Growth, Balanced, Moderate and Conservative) and the five Lifestyle Trusts of John Hancock Trust (Aggressive 1000, Growth 820, Balanced 640, Moderate 460 and Conservative 280))

MANAGED FUND: 0.690% - at all asset levels.
(Aggregate Net Assets include the net assets of the Fund)

MID CAP CORE FUND: 0.950% -- first $10 million; 0.900% -- next $40 million; 0.875% -- next $150 million; 0.850% -- next $300 million; and 0.825% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund)

MID CAP INDEX FUND: 0.490% -- first $250 million; 0.480% -- next $250 million; and 0.460% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Mid Cap Index Trust, a series of John Hancock Trust)

MID CAP STOCK FUND: 0.875% -- first $200 million; 0.850% -- next $300 million; and 0.825% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Mid Cap Stock Trust, a series of John Hancock Trust)

MID CAP VALUE FUND: 0.900% -- first $200 million; 0.850% -- next $300 million; and 0.825% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Mid Cap Value Trust, a series of John Hancock Trust)

MONEY MARKET FUND: 0.500% -- first $500 million; and 0.470% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Money Market Trust, a series of John Hancock Trust)

NATURAL RESOURCES FUND: 1.050% -- first $50 million; and 1.000% -- excess over $50 million.
(Aggregate Net Assets include the net assets of the Fund and the Natural Resources Trust, a series of John Hancock Trust)

PACIFIC RIM FUND: 0.800% -- first $500 million; and 0.700% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Pacific Rim Trust, a series of John Hancock Trust)

QUANTITATIVE ALL CAP FUND: 0.750% -- first $50 million; and 0.700% -- excess over $50 million.
(Aggregate Net Assets include the net assets of the Fund and the Quantitative All Cap Trust, a series of John Hancock Trust)

QUANTITATIVE MID CAP FUND: 0.750% -- first $200 million; and 0.650% -- excess over $200 million.
(Aggregate Net Assets include the net assets of the Fund and the Quantitative Mid Cap Trust, a series of John Hancock Trust)

QUANTITATIVE VALUE FUND: 0.700% -- first $500 million; 0.650% -- next $500 million; and 0.600% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the Quantitative Value Trust, a series of John Hancock Trust)

REAL ESTATE SECURITIES FUND: 0.700% -- at all asset levels.
(Aggregate Net Assets include the net assets of the Fund and the Real Estate Securities Trust, a series of John Hancock Trust)

REAL RETURN BOND FUND: 0.700% -- at all asset levels.
(Aggregate Net Assets include the net assets of the Fund)

SCIENCE & TECHNOLOGY FUND: 1.050% -- first $500 million; and 1.000% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Science & Technology Trust, a series of John Hancock Trust)

SHORT-TERM BOND FUND: 0.600%--first $100 million; 0.575%--next $150 million; and 0.550%--excess over $250 million.
(Aggregate Net Assets include the net assets of the Fund and the Short-Term Bond Trust, a series of John Hancock Trust)

SMALL CAP FUND: 0.850%--at all asset levels.
(Aggregate Net Assets include the net assets of the Fund and the Small Cap Trust, a series of John Hancock Trust)

SMALL CAP GROWTH: 1.100%--first $100 million; and 1.050%--excess over $100 million.
(Aggregate Net Assets include the net assets of the Fund and the Small Cap Growth Trust, a series of John Hancock Trust)

SMALL CAP INDEX FUND: 0.490% -- first $250 million; 0.480% -- next $250 million; and 0.460% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Small Cap Index Trust, a series of John Hancock Trust)

SMALL CAP OPPORTUNITIES FUND: 1.000% -- first $500 million; and 0.950% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Small Cap Opportunities Trust, a series of John Hancock Trust)

SMALL CAP VALUE FUND: 1.100%--first $100 million; and 1.050%--excess over $100 million.
(Aggregate Net Assets include the net assets of the Fund and the Small Cap Value Trust, a series of John Hancock Trust)

SMALL COMPANY FUND: 1.050% -- first $125 million; and 1.000% -- excess over $125 million.
(Aggregate Net Assets include the net assets of the Fund and the Small Company Trust, a series of John Hancock Trust)

SMALL COMPANY GROWTH FUND: 1.050% -- first $250 million; and 1.000% -- excess over $250 million.
(Aggregate Net Assets include the net assets of the Fund. However, the applicable rate is 1.000% of all net assets of the Fund when the aggregate net assets of the following exceed $1 billion: the Fund, All Cap Growth Fund and the Mid Cap Core Fund of the Trust, and the Small Company Growth Trust, All Cap Growth Trust and Mid Cap Core Trust of John Hancock Trust.

SMALL COMPANY VALUE FUND: 1.050% -- first $500 million; and 1.000% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Small Company Value Trust, a series of John Hancock Trust)

SPECIAL VALUE FUND: 1.000% -- first $500 million; and 0.950% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Special Value Trust, a series of John Hancock Trust)

SPECTRUM INCOME FUND: 0.800% -- first $250 million; and 0.725% -- excess over $250 million.
(Aggregate Net Assets include the net assets of the Fund and the Spectrum Income Trust, a series of John Hancock Trust)

STRATEGIC BOND FUND: 0.725% -- first $500 million; and 0.650% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Strategic Bond Trust, a series of John Hancock Trust)

STRATEGIC INCOME FUND: 0.725% -- first $500 million; and 0.650% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Strategic Income Trust, a series of John Hancock Trust)

STRATEGIC VALUE FUND: 0.850% -- first $300 million; 0.825% -- next $300 million; 0.800% -- next $300 million; 0.775% -- next $600 million; and 0.700% -- excess over $1.5 billion.
(Aggregate Net Assets include the net assets of the Fund and the Strategic Value Trust, a series of John Hancock Trust)

TOTAL RETURN FUND: 0.700% -- at all asset levels.
(Aggregate Net Assets include the net assets of the Fund)

TOTAL STOCK MARKET INDEX FUND: 0.490% -- first $250 million; 0.480% -- next $250 million; and 0.460% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Total Stock Market Index Trust, a series of John Hancock Trust)

U.S. GLOBAL LEADERS GROWTH FUND: 0.7125% -- first $500 million; and 0.675% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the U.S. Global Leaders Growth Trust, a series of John Hancock Trust)

U.S. GOVERNMENT SECURITIES FUND: 0.650% -- first $500 million; and 0.550% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the U.S. Government Securities Trust, a series of John Hancock Trust)

U.S. HIGH YIELD BOND FUND: 0.750% -- first $200 million; and 0.720% -- excess over $200 million.
(Aggregate Net Assets include the net assets of the Fund and the U.S. High Yield Bond Trust, a series of John Hancock Trust)

U.S. MULTI SECTOR FUND: 0.780% - first $500 million; 0.760% -- next $500 million; 0.750% -- next $1.5 billion; and 0.740% -- excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund and the U.S. Multi Sector Trust, a series of John Hancock Trust)

UTILITIES FUND: 0.850% -- first $300 million; 0.825% -- next $300 million; 0.800% -- next $300 million; 0.775% -- next $600 million; and 0.700% -- excess over $1.5 billion.
(Aggregate Net Assets include the net assets of the Fund and the Utilities Trust, a series of John Hancock Trust)

VALUE & RESTRUCTURING FUND: .850% -- first $500 million; and 0.800% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Value & Restructuring Trust, a series of John Hancock Trust)

VALUE FUND: 0.750% -- first $200 million; 0.725% -- next $300 million; and 0.650% -- excess over $500 million.
(Aggregate Net Assets include the net assets of the Fund and the Value Trust, a series of John Hancock Trust)

VALUE OPPORTUNITIES FUND: 0.800% - first $500 million; 0.780% -- next $500 million; 0.770% -- next $1.5 billion; and 0.760% -- excess over $2.5 billion. (Aggregate Net Assets include the net assets of the Fund, the Value Opportunities Trust, a series of John Hancock Trust, and the Value Opportunities Fund, a series of John Hancock Funds III)

VISTA FUND: 0.900% -- first $250 million; 0.850% -- next $250 million; 0.825% --
next $500 million; and 0.800% -- excess over $1 billion.
(Aggregate Net Assets include the net assets of the Fund and the Vista Trust, a series of John Hancock Trust)

                 ADVISORY FEE WAIVERS AND EXPENSE REIMBURSEMENTS

      All Funds -- Expense Reimbursement. The Adviser voluntarily reduces its advisory fee or reimburses each fund if the total of all expenses (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund). These voluntary expense reimbursements may be terminated any time.

-- 0.05% in the case of the 500 Index Fund and the International Equity Index Fund;

- 0.75% in the case of the Bond Index Fund, Global Bond Fund, Global Fund, International Opportunities Fund, International Small Cap Fund, International Stock Fund, International Value Fund, Mid Cap Index Fund, Pacific Rim Fund, Small Cap Index Fund and Total Stock Market Index Fund; and

    -     0.50% in the case of all other funds.

      All Funds -- Class 3 Shares. The Adviser has voluntarily agreed to reduce its advisory fee for Class 3 shares of each fund in an amount equal to the amount of transfer agency and blue sky fees for these shares accrued for the time period for which the advisory fee is paid and, if necessary, to remit to this class of shares of the fund an amount necessary to pay such expenses. This voluntary expense reimbursement may be terminated at any time.

      Blue Chip Growth, Equity-Income, Health Sciences, Science & Technology, Small Company Value and Spectrum Income Funds. The Adviser has voluntarily agreed to waive a portion of its advisory fee for each of the Blue Chip Growth, Equity-Income, Health Sciences, Science & Technology, Small Company Value and Spectrum Income Funds. The waiver is based on the combined assets of these funds and the following series of John Hancock Trust: the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Science and Technology Trust, Small Company Value Trust and Spectrum Income Trust. The percentage fee reductions at different or asset levels are set forth below. This voluntary fee waiver may be terminated at any time.


                                                                                    FEE REDUCTION
                                                                                 -------------------
                                                                                 (AS A PERCENTAGE OF
COMBINED ASSET LEVELS                                                             THE ADVISORY FEE)
---------------------                                                            -------------------
First $750 million...........................................................            0.00%
Over $750 million............................................................            5.00%


      Global Fund and International Value Fund. The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of subadvisory fees for each of Global Fund and the International Value Fund does not exceed 0.45% of the fund's average net assets. This voluntary expense reimbursement may be terminated any time.

[BACK COVER]

FOR MORE INFORMATION

The following documents are available that offer further information on John Hancock Funds II:





STATEMENT OF ADDITIONAL INFORMATION (SAI)

The Fund's SAI contains more detailed information on all aspects of the funds, including a summary of the Fund's policy regarding disclosure of fund portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.


TO REQUEST A FREE COPY OF THE FUND'S SAI, PLEASE CONTACT JOHN HANCOCK:


By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

On the Internet: www.jhfunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS AND OTHER INFORMATION ABOUT THE FUND FROM THE SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779.

[JOHN HANCOCK FUNDS II LOGO]

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION WITH RESPECT TO THESE SECURITIES IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


      SUBJECT TO COMPLETION: PRELIMINARY PROSPECTUS DATED OCTOBER 13, 2005


                                   ----------

JOHN HANCOCK FUNDS II

PROSPECTUS DATED _________, 2005

THE LIFESTYLE PORTFOLIOS

     -    Lifestyle Aggressive Portfolio

     -    Lifestyle Growth Portfolio

     -    Lifestyle Balanced Portfolio

     -    Lifestyle Moderate Portfolio

     -    Lifestyle Conservative Portfolio

CLASS A, CLASS B AND CLASS C SHARES

[JOHN HANCOCK FUNDS II LOGO]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

CONTENTS

                                                                         PAGE
                                                                      ----------
OVERVIEW
THE LIFESTYLE PORTFOLIOS
   Lifestyle Aggressive Portfolio
   Lifestyle Growth Portfolio
   Lifestyle Balanced Portfolio
   Lifestyle Moderate Portfolio
   Lifestyle Conservative Portfolio
YOUR ACCOUNT
   Choosing a share class
   How sales charges are calculated
   Sales charge reductions and waivers
   Opening an account
   Buying shares
   Selling shares
   Transaction policies
   Dividends and account policies
   Additional investor services
INFORMATION ABOUT THE UNDERLYING FUNDS
   Risks of investing in underlying funds
   Description of underlying funds
FUND DETAILS
   Business structure
   Financial highlights
FOR MORE INFORMATION                                                  Back Cover

OVERVIEW

JOHN HANCOCK FUNDS II

- THE LIFESTYLE PORTFOLIOS

This prospectus provides information about the five Lifestyle Portfolios which are funds of John Hancock Funds II (sometimes referred to as the "Fund"). Each of the Lifestyle Portfolios is a "fund of funds" which currently invests in a number of other funds of John Hancock Funds II as well as in funds of John Hancock Funds III and may in the future also invest in other funds for which the Fund's investment adviser or any of its affiliates serves as investment adviser ("underlying funds"). The Lifestyle Portfolios seek to provide a variety of comprehensive investment programs designed for differing investment orientations by means of selected investment allocations among the underlying funds.

This prospectus relates to the Class A, Class B and Class C shares of the Lifestyle Portfolios.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

INVESTMENT MANAGEMENT

John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to John Hancock Funds II and each of the Lifestyle Portfolios as well as to John Hancock Funds III. The Adviser administers the business and affairs of John Hancock Funds II and retains and compensates an investment subadviser to manage the assets of the Lifestyle Portfolios. The Adviser and the subadviser to the Lifestyle Portfolios are registered as investment advisers under the Investment Advisers Act of 1940. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

FUND INFORMATION KEY

Concise descriptions of each of the Lifestyle Portfolios are set forth below. Each description provides the following information:

[GRAPHIC]

GOAL AND STRATEGY

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]



MAIN RISKS

The major risk factors associated with the fund.

[GRAPHIC]

YOUR EXPENSES

The overall costs borne by an investor in the fund, including sales charges and annual expenses.

THE LIFESTYLE PORTFOLIOS

There are five Lifestyle Portfolios: Aggressive, Growth, Balanced, Moderate and Conservative. Each Lifestyle Portfolio is a "fund of funds" which invests in a number of underlying funds.

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the Lifestyle Portfolios offer five distinct, comprehensive investment programs designed for differing investment orientations. Each Lifestyle Portfolio has a target percentage allocation between the two kinds of underlying funds: those that invest primarily in equity securities ("equity funds") and those that invest primarily in fixed-income securities ("fixed-income funds").

                                                                  TARGET ALLOCATION AMONG
                                                                     UNDERLYING FUNDS:
                                                                  -----------------------
LIFESTYLE                                                          EQUITY   FIXED-INCOME
PORTFOLIO      INVESTMENT OBJECTIVE                                 FUNDS       FUNDS
---------      --------------------                                ------   ------------
Aggressive     Long-term growth of capital. Current income is       100%         --
               not a consideration.
Growth         Long-term growth of capital. Current income is        80%         20%
               also a consideration.
Balanced       A balance between a high level of current income      60%         40%
               and growth of capital, with a greater emphasis
               on growth of capital.
Moderate       A balance between a high level of current income      40%         60%
               and growth of capital, with a greater emphasis
               on income.
Conservative   A high level of current income with some              20%         80%
               consideration given to growth of capital.

The Lifestyle Portfolios offer a number of share classes which have different expense and distribution or shareholder services arrangements. Each Lifestyle Portfolio, however, invests only in Class NAV shares of the underlying funds. Class NAV shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees.

Each Lifestyle Portfolio is monitored daily. To maintain target allocations in the underlying funds, daily cash flow for each Lifestyle Portfolio will be directed to its underlying funds that most deviate from target. Quarterly, the subadviser may also rebalance each Lifestyle Portfolio's underlying funds to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific underlying funds held by a Lifestyle Portfolio. Such adjustments may be made to increase or decrease the Lifestyle Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Lifestyle Portfolio's assets subject to the management of a particular underlying fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of each Lifestyle Portfolio will reflect both its subadviser's allocation decisions with respect to underlying funds and the investment decisions made by the of the underlying funds' subadvisers. Each Lifestyle Portfolio bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

UNDERLYING FUNDS For a brief description of each underlying fund and its categorization as an equity or a fixed-income fund, see p. __.

Because the Lifestyle Portfolios invest principally in shares of underlying funds, each is considered "non-diversified." Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial markets' assessment, of a company whose securities are held by the fund. This risk is greatly reduced in the case of the Lifestyle Portfolios since the underlying funds in which they invest have diverse holdings.

SUBADVISER AND CONSULTANT MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") is the subadviser to the Lifestyle Portfolios and formulates a continuous investment program for each consistent with its investment goal and strategies.

Deutsche Asset Management, Inc. ("DeAM") provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Portfolios.

LIFESTYLE AGGRESSIVE PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. Current income is not a consideration. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 100% of its assets in underlying funds which invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity funds, the fund may have an equity/fixed-income fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests primarily in underlying funds which invest in equity securities, including foreign securities.

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES                  CLASS A   CLASS B   CLASS C
--------------------------------                  -------   -------   -------
Maximum front-end sales charge (load) on
   purchases as a % of purchase price               5.00%     none      none
Maximum deferred sales charge (load) as a %
   of purchase or sale price, whichever is less     none      5.00%     1.00%

ANNUAL OPERATING EXPENSES (A)                                    CLASS A   CLASS B   CLASS C
-----------------------------                                    -------   -------   -------
Management fee                                                    0.05%     0.05%     0.05%
Distribution and service (12b-1) fees                             0.30%     1.00%     1.00%
Other expenses                                                    0.49%     0.49%     0.49%
Total fund operating expenses                                     0.84%     1.54%     1.54%
Contractual expense reimbursement (at least until 11-1-06) (b)    0.18%     0.18%     0.18%
Net fund operating expenses                                       0.66%     1.36%     1.36%
Estimated underlying fund expenses (c)                            0.94%     0.94%     0.94%
Net fund operating expenses and underlying fund expenses          1.60%     2.30%     2.30%

----------
(a)  Based on estimated expenses for the current fiscal year.

(b) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.

(c) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                     YEAR 1   YEAR 3   YEAR 5   YEAR 10
--------                     ------   ------   ------   -------
Class A                       $655    $1,016   $1,400   $2,476
Class B with redemption       $733    $1,055   $1,504   $2,630 (a)
Class B without redemption    $233    $  755   $1,304   $2,630 (a)
Class C with redemption       $333    $  755   $1,304   $2,803
Class C without redemption    $233    $  755   $1,304   $2,803

----------
(a)  Reflects conversion of Class B shares to Class A shares after eight years.

FUND CODES

CLASS A   Ticker              JALAX
          CUSIP               47803V572
          Newspaper
          SEC number          811-21779
          JH II fund number   96

CLASS B   Ticker              JBLAX
          CUSIP               47803V564
          Newspaper
          SEC number          811-21779
          JH II fund number   196

CLASS C   Ticker              JCLAX
          CUSIP               47803V556
          Newspaper
          SEC number          811-21779
          JH II fund number   596

LIFESTYLE GROWTH PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. Current income is also a consideration. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 80% of its assets in underlying funds which invest primarily in equity securities and approximately 20% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity funds and 20% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in equity securities and fixed-income securities, including foreign securities.

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the underlying funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

     - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES                  CLASS A   CLASS B   CLASS C
--------------------------------                  -------   -------   -------
Maximum front-end sales charge (load) on
   purchases as a % of purchase price              5.00%     none      none
Maximum deferred sales charge (load) as a %
   of purchase or sale price, whichever is less    none      5.00%     1.00%

ANNUAL OPERATING EXPENSES (A)                                    CLASS A   CLASS B   CLASS C
-----------------------------                                    -------   -------   -------
Management fee                                                    0.05%     0.05%     0.05%
Distribution and service (12b-1) fees                             0.30%     1.00%     1.00%
Other expenses                                                    0.49%     0.49%     0.49%
Total fund operating expenses                                     0.84%     1.54%     1.54%
Contractual expense reimbursement (at least until 11-1-06) (b)    0.18%     0.18%     0.18%
Net fund operating expenses                                       0.66%     1.36%     1.36%
Estimated underlying fund expenses (c)                            0.89%     0.89%     0.89%
Net fund operating expenses and underlying fund expenses          1.55%     2.25%     2.25%

----------
(a)  Based on estimated expenses for the current fiscal year.

(b) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.

(c) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                     YEAR 1   YEAR 3   YEAR 5   YEAR 10
--------                     ------   ------   ------   -------
Class A                       $650    $1,001   $1,376   $2,425
Class B with redemption       $728    $1,040   $1,479   $2,579 (a)

Class B without redemption    $228    $  740   $1,279   $2,579 (a)
Class C with redemption       $328    $  740   $1,279   $2,753
Class C without redemption    $228    $  740   $1,279   $2,753

----------
(a)  Reflects conversion of Class B shares to Class A shares after eight years.

FUND CODES

CLASS A   Ticker              JALGX
          CUSIP               47803V333
          Newspaper
          SEC number          811-21779
          JH II fund number   4

CLASS B   Ticker              JBLGX
          CUSIP               47803V325
          Newspaper
          SEC number          811-21779
          JH II fund number   104

CLASS C   Ticker              JCLGX
          CUSIP               47803V317
          Newspaper
          SEC number          811-21779
          JH II fund number   504

LIFESTYLE BALANCED PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 60% of its assets in underlying funds which invest primarily in equity securities and approximately 40% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of assets in equity funds and 40% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in equity securities and fixed-income securities, including foreign securities.

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the underlying funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

     - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES                  CLASS A   CLASS B   CLASS C
--------------------------------                  -------   -------   -------
Maximum front-end sales charge (load) on
   purchases as a % of purchase price               5.00%     none      none
Maximum deferred sales charge (load) as a %
   of purchase or sale price, whichever is less     none      5.00%     1.00%

ANNUAL OPERATING EXPENSES (A)                                    CLASS A   CLASS B   CLASS C
-----------------------------                                    -------   -------   -------
Management fee                                                    0.05%     0.05%     0.05%
Distribution and service (12b-1) fees                             0.30%     1.00%     1.00%
Other expenses                                                    0.49%     0.49%     0.49%
Total fund operating expenses                                     0.84%     1.54%     1.54%
Contractual expense reimbursement (at least until 11-1-06) (b)    0.18%     0.18%     0.18%
Net fund operating expenses                                       0.66%     1.36%     1.36%
Estimated underlying fund expenses (c)                            0.84%     0.84%     0.84%
Net fund operating expenses and underlying fund expenses          1.50%     2.20%     2.20%

----------
(a)  Based on estimated expenses for the current fiscal year.

(b) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.

(c) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                     YEAR 1   YEAR 3   YEAR 5   YEAR 10
--------                     ------   ------   ------   -------
Class A                       $645    $  986   $1,351   $2,373
Class B with redemption       $723    $1,025   $1,454   $2,528 (a)
Class B without redemption    $223    $  725   $1,254   $2,528 (a)
Class C with redemption       $323    $  725   $1,254   $2,703
Class C without redemption    $223    $  725   $1,254   $2,703

----------
(a)  Reflects conversion of Class B shares to Class A shares after eight years.

FUND CODES

CLASS A   Ticker              JALBX
          CUSIP               47803V481
          Newspaper
          SEC number          811-21779
          JH II fund number   7

CLASS B   Ticker              JBLBX
          CUSIP               47803V473
          Newspaper
          SEC number          811-21779
          JH II fund number   107


CLASS C   Ticker              JCLBX
          CUSIP               47803V465
          Newspaper
          SEC number          811-21779
          JH II fund number   507

LIFESTYLE MODERATE PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 40% of its assets in underlying funds which invest primarily in equity securities and approximately 60% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity funds and 60% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 50/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities.

     - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the underlying funds, the more sensitive the fund is to interest rate risk.

     - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the underlying funds may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

     - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES               CLASS A   CLASS B   CLASS C
--------------------------------               -------   -------   -------
Maximum front-end sales charge (load) on
purchases as a % of purchase price              5.00%     none      none
Maximum deferred sales charge (load) as a %
of purchase or sale price, whichever is less    none      5.00%     1.00%

ANNUAL OPERATING EXPENSES (A)                                    CLASS A   CLASS B   CLASS C
-----------------------------                                    -------   -------   -------
Management fee                                                    0.05%     0.05%     0.05%
Distribution and service (12b-1) fees                             0.30%     1.00%     1.00%
Other expenses                                                    0.49%     0.49%     0.49%
Total fund operating expenses                                     0.84%     1.54%     1.54%
Contractual expense reimbursement (at least until 11-1-06) (b)    0.18%     0.18%     0.18%
Net fund operating expenses                                       0.66%     1.36%     1.36%
Estimated underlying fund expenses (c)                            0.80%     0.80%     0.80%
Net fund operating expenses and underlying fund expenses          1.46%     2.16%     2.16%

----------
(a)  Based on estimated expenses for the current fiscal year.

(b) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.

(c) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                     YEAR 1   YEAR 3   YEAR 5   YEAR 10
--------                     ------   ------   ------   -------
Class A                       $641    $  975   $1,331   $2,332
Class B with redemption       $719    $1,013   $1,434   $2,488 (a)
Class B without redemption    $219    $  713   $1,234   $2,488 (a)
Class C with redemption       $319    $  713   $1,234   $2,662
Class C without redemption    $219    $  713   $1,234   $2,662

----------
(a)  Reflects conversion of Class B shares to Class A shares after eight years.

FUND CODES

CLASS A   Ticker              JALMX
          CUSIP               47803V259
          Newspaper
          SEC number          811-21779
          JH II fund number   97

CLASS B   Ticker              JBLMX
          CUSIP               47803V242
          Newspaper
          SEC number          811-21779
          JH II fund number   197

CLASS C   Ticker              JCLMX
          CUSIP               47803V234
          Newspaper
          SEC number          811-21779
          JH II fund number   597

LIFESTYLE CONSERVATIVE PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 20% of its assets in underlying funds which invest primarily in equity securities and approximately 80% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its investment allocation of approximately 20% of assets in equity funds and 80% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 30/70% or 10%/90%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities.

     - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the underlying funds, the more sensitive the fund is to interest rate risk.

     - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the underlying fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

     - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

SHAREHOLDER TRANSACTION EXPENSES               CLASS A   CLASS B   CLASS C
--------------------------------               -------   -------   -------
Maximum front-end sales charge (load) on
purchases as a % of purchase price              5.00%     none      none
Maximum deferred sales charge (load) as a %
of purchase or sale price, whichever is less    none      5.00%     1.00%

ANNUAL OPERATING EXPENSES (A)                                    CLASS A   CLASS B   CLASS C
-----------------------------                                    -------   -------   -------
Management fee                                                    0.05%     0.05%     0.05%
Distribution and service (12b-1) fees                             0.30%     1.00%     1.00%
Other expenses                                                    0.49%     0.49%     0.49%
Total fund operating expenses                                     0.84%     1.54%     1.54%
Contractual expense reimbursement (at least until 11-1-06) (b)    0.18%     0.18%     0.18%
Net fund operating expenses                                       0.66%     1.36%     1.36%
Estimated underlying fund expenses (c)                            0.76%     0.76%     0.76%
Net fund operating expenses and underlying fund expenses          1.42%     2.12%     2.12%

----------
(a)  Based on estimated expenses for the current fiscal year.

(b) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.

(c) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES                     YEAR 1   YEAR 3   YEAR 5   YEAR 10
--------                     ------   ------   ------   -------
Class A                       $637    $  963   $1,311   $2,291
Class B with redemption       $715    $1,001   $1,414   $2,446 (a)
Class B without redemption    $215    $  701   $1,214   $2,446 (a)
Class C with redemption       $315    $  701   $1,214   $2,622
Class C without redemption    $215    $  701   $1,214   $2,622

----------
(a)  Reflects conversion of Class B shares to Class A shares after eight years.

FUND CODES

CLASS A   Ticker              JALRX
          CUSIP               47803V416
          Newspaper
          SEC number          811-21779
          JH II fund number   98

CLASS B   Ticker              JBLCX
          CUSIP               47803V390
          Newspaper
          SEC number          811-21779
          JH II fund number   198

CLASS C   Ticker              JCLCX
          CUSIP               47803V382
          Newspaper
          SEC number          811-21779
          JH II fund number   598

YOUR ACCOUNT

CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

CLASS A

-    A front-end sales charge, as described at right.

-    Distribution and service (12b-1) fees of 0.30%.

CLASS B

-    No front-end sales charge; all your money goes to work for you right away.

-    Distribution and service (12b-1) fees of 1.00%.

-    A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C

-    No front-end sales charge; all your money goes to work for you right away.

-    Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

INVESTORS PURCHASING $1 MILLION OR MORE OF CLASS B OR CLASS C SHARES MAY WANT TO CONSIDER THE LOWER OPERATING EXPENSES OF CLASS A SHARES.

12b-1 fees. Rule 12b-1 fees will be paid to the Fund's distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of NASD.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer receives a percentage of these sales charges and fees. In addition, the Distributor may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information ("SAI").

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

HOW SALES CHARGES ARE CALCULATED

CLASS A sales charges are as follows:

Class A sales charges

                         AS A % OF      AS A % OF YOUR
YOUR INVESTMENT       OFFERING PRICE*     INVESTMENT
---------------       ---------------   --------------
Up to $49,999              5.00%             5.26%
$50,000 - $99,999          4.50%             4.71%
$100,000 - $249,999        3.50%             3.63%
$250,000 - $499,999        2.50%             2.56%
$500,000 - $999,999        2.00%             2.04%
$1,000,000 and over      See below

----------
* Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C or Class I shares of any John Hancock funds. TO RECEIVE THE REDUCED SALES CHARGE, YOU MUST TELL YOUR BROKER OR FINANCIAL ADVISER AT THE TIME YOU PURCHASE A FUND'S CLASS A SHARES ABOUT ANY OTHER JOHN HANCOCK RETAIL FUNDS HELD BY YOU, YOUR SPOUSE OR YOUR CHILDREN UNDER THE AGE OF 21 LIVING IN THE SAME HOUSEHOLD. This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the Fund's Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled "Initial Sales Charge on Class A Shares" in the Fund's Statement of Additional Information. You may request a Statement of Additional Information from your broker or financial adviser, access the Fund's Web site at www.jhfunds.com, or call John Hancock Signature Services, Inc. ("Signature Services") at 1-800-225-5291.

INVESTMENTS OF $1 MILLION OR MORE Class A shares are available with no front-end sales charge. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million+ investments

                             CDSC ON SHARES
YOUR INVESTMENT                BEING SOLD
---------------              --------------
First $1M - $4,999,999            1.00%
Next $1 - $5M above that          0.50%
Next $1 or more above that        0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends.

CLASS B AND C shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class B deferred charges

                       CDSC ON SHARES
YEARS AFTER PURCHASE     BEING SOLD
--------------------   --------------
1st year                    5.00%
2nd year                    4.00%
3rd or 4th year             3.00%
5th year                    2.00%
6th year                    1.00%
After 6th year              none

Class C deferred charges

                       CDSC ON SHARES
YEARS AFTER PURCHASE     BEING SOLD
--------------------   --------------
1st year                    1.00%
After 1st year              none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

- Accumulation Privilege -- lets you add the value of any Class A, Class B, Class C or Class I shares of any John Hancock fund you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

- Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include Accumulations and Combinations as well as your current holdings of all Class A, Class B, Class C and Class I shares of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.

- Combination Privilege -- lets you combine Class A, Class B,, Class C and Class I shares of all funds for purposes of calculating the Class A sales charge.

TO UTILIZE ANY REDUCTION YOU MUST: COMPLETE THE APPROPRIATE SECTION OF YOUR APPLICATION, OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

GROUP INVESTMENT PROGRAM A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250 per account opened), and individual investors may close their accounts at any time.

TO UTILIZE THIS PROGRAM YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES TO FIND OUT HOW TO QUALIFY. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

CDSC WAIVERS As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

     -    to make payments through certain systematic withdrawal plans

     - certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

     - redemptions pursuant to a fund's right to liquidate an account less than $1,000

     - redemptions of Class A shares made after one year from the inception of a retirement plan in John Hancock funds

     - to make certain distributions from a retirement plan because of shareholder death or disability

     -    because of shareholder death or disability

TO UTILIZE A WAIVER YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

REINSTATEMENT PRIVILEGE If you sell shares of a John Hancock retail fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

TO UTILIZE THIS PRIVILEGE YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

     - selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

     - financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC

     - fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

     - individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock funds directly to an IRA

     - individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA

     - participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

     - participants in certain 529 plans that have a signed agreement with John Hancock Funds LLC (one-year CDSC may apply)

     - certain retirement plans participating in Merrill Lynch or PruSolutions(SM) programs

TO UTILIZE A WAIVER YOU MUST: CONTACT YOUR FINANCIAL REPRESENTATIVE OR SIGNATURE SERVICES. CONSULT THE SAI FOR ADDITIONAL DETAILS (SEE THE BACK COVER OF THIS PROSPECTUS).

OTHER WAIVERS Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

     - exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details)

     - dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)

OPENING AN ACCOUNT

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the Lifestyle Portfolios are as follows:

     -    non-retirement account: $1,000

     -    retirement account: $500

     -    group investments: $250

     - Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

     - there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with the Distributor.

3 All shareholders must complete the account application, carefully following the instructions. When opening a corporate account, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a trust account, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or Signature Services if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

BUYING SHARES

              OPENING AN ACCOUNT                       ADDING TO AN ACCOUNT
              ------------------                       --------------------
BY CHECK

[GRAPHIC]     - Make out a check for the investment    - Make out a check for the investment amount
              amount payable to "John Hancock          payable to "John Hancock Signature Services,
              Signature Services, Inc."                Inc."

              - Deliver the check and your completed   - If your account statement has a detachable
              application to your financial            investment slip, please complete in its
              representative, or mail them to          entirety. If no slip is available, include a
              Signature Services (address below).      note specifying the fund name(s), your share
                                                       class, your account number and the name(s) in
                                                       which the account is registered.

                                                       - Deliver the check and investment slip or
                                                       note to your financial representative, or
                                                       mail them to Signature Services (address
                                                       below).

BY EXCHANGE

[GRAPHIC]     - Call your financial representative     - Log on to www.jhfunds.com to process
              or Signature Services to request an      exchanges between funds.
              exchange.

                                                       - Call EASI-Line for automated service 24
                                                       hours a day using your touch-tone phone at
                                                       1-800-338-8080.

                                                       - Call your financial representative or
                                                       Signature Services to request an exchange.

BY WIRE

[GRAPHIC]     - Deliver your completed application     - Obtain wiring instructions by calling
              to your financial representative or      Signature Services. Instruct your bank to
              mail it to Signature Services.           wire the amount of your investment.

              - Obtain wiring instructions by          - Specify the fund name(s), your share class,
              calling Signature Services. Instruct     your account number and the name(s) in which
              your bank to wire the amount of your     the account is registered. Your bank may
              investment.                              charge a fee to wire funds.

              - Specify the fund name(s), your share
              class, your account number and the
              name(s) in which the account is
              registered. Your bank may charge a fee
              to wire funds.

BY INTERNET

[GRAPHIC]     See "By exchange" and "By wire."         - Verify that your bank or credit union is a
                                                       member of the Automated Clearing House (ACH)
                                                       system.

                                                       - Complete the "To Purchase, Exchange or
                                                       Redeem Shares via Telephone" and "Bank
                                                       Information" sections on your account
                                                       application.

                                                       --Log on to www.jhfunds.com to initiate
                                                       purchases using your authorized bank account.

BY PHONE

[GRAPHIC]     See "By exchange" and "By wire."         - Verify that your bank or credit union is a
                                                       member of the Automated Clearing House (ACH)
                                                       system.

                                                       - Complete the "To Purchase, Exchange or
                                                       Redeem Shares via Telephone" and "Bank
                                                       Information" sections on your account
                                                       application.

                                                       - Call Signature Services between 8:00 A.M.
                                                       and 7:00 P.M. Eastern Time on most business
                                                       days to verify that these features are in
                                                       place on your account.

                                                       - Call your financial representative or
                                                       Signature Services with the fund name(s),
                                                       your share class, your account number, the
                                                       name(s) in which the account is registered
                                                       and the amount of your investment.

              To open or add to an account using the Monthly Automatic Accumulation Program (MAAP), see "Additional Investor Services."

ADDRESS:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

PHONE NUMBER: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

SELLING SHARES

                                                       TO SELL SOME OR ALL OF YOUR SHARES
                                                       ----------------------------------
BY LETTER

[GRAPHIC]     - Accounts of any type.                  - Write a letter of instruction or complete a
              - Sales of any amount.                   stock power indicating the fund name, your
                                                       share class, your account number, the name(s)
                                                       in which the account is registered and the
                                                       dollar value or number of shares you wish to
                                                       sell.

                                                       - Include all signatures and any additional
                                                       documents that may be required (see next
                                                       page).

                                                       - Mail the materials to Signature Services.

                                                       - A check will be mailed to the name(s) and
                                                       address in which the account is registered,
                                                       or otherwise according to your letter of
                                                       instruction.

BY INTERNET

[GRAPHIC]     - Most accounts.                         --Log on to www.jhfunds.com to initiate
              - Sales of up to $100,000.               redemptions from your funds.

BY PHONE

[GRAPHIC]     - Most accounts.                         - Call EASI-Line for automated service 24
              - Sales of up to $100,000.               hours a day using your touch-tone phone at
                                                       1-800-338-8080.

                                                       - Call your financial representative or call
                                                       Signature Services between 8 A.M. and 7 P.M.
                                                       Eastern Time on most business days.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (ETF)

[GRAPHIC]     - Requests by letter to sell any         - To verify that the Internet or telephone
              amount.                                  redemption privilege is in place on an
              - Requests by Internet or phone to       account, or to request the form to add it to
              sell up to $100,000.                     an existing account, call Signature Services.

                                                       - Amounts of $1,000 or more will be wired on
                                                       the next business day. A $4 fee will be
                                                       deducted from your account.

                                                       - Amounts of less than $1,000 may be sent by
                                                       EFT or by check. Funds from EFT transactions
                                                       are generally available by the second
                                                       business day. Your bank may charge a fee for
                                                       this service.

BY EXCHANGE

[GRAPHIC]     - Accounts of any type.                  - Obtain a current prospectus for the fund
              - Sales of any amount.                   into which you are exchanging by Internet or
                                                       by calling your financial representative or
                                                       Signature Services.

                                                       - Log on to www.jhfunds.com to process
                                                       exchanges between your funds.

                                                       -    Call EASI-Line for automated service 24
                                                            hours a day using your touch-tone phone
                                                            at 1-800-338-8080.

                                                       -    Call your financial representative or
                                                            Signature Services to request an
                                                            exchange.

To sell shares through a systematic withdrawal plan, see "Additional Investor Services."

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

     -    your address of record has changed within the past 30 days

     -    you are selling more than $100,000 worth of shares

     - you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

SELLER                                  REQUIREMENTS FOR WRITTEN REQUESTS
------                                  ---------------------------------
Owners of individual, joint or UGMA/    -    Letter of instruction.
UTMA accounts (custodial accounts for
minors).                                -    On the letter, the signatures of
                                             all persons authorized to sign for
                                             the account, exactly as the account
                                             is registered.

                                        -    Signature guarantee if applicable
                                             (see above).

Owners of corporate, sole               -    Letter of instruction.
proprietorship, general partner or
association accounts.                   -    Corporate business/organization
                                             resolution, certified within the
                                             past 12 months, or a John Hancock
                                             Funds business /organization
                                             certification form.

                                        -    On the letter and the resolution,
                                             the signature of the
                                             person(s)authorized to sign for the
                                             account.

                                        -    Signature guarantee if applicable
                                             (see above).

Owners or trustees of trust accounts.   -    Letter of instruction.

                                        -    On the letter, the signature(s) of
                                             the trustee(s).

                                        -    Copy of the trust document
                                             certified within the past 12 months
                                             or a John Hancock Funds II trust
                                             certification form.

                                        -    Signature guarantee if applicable
                                             (see above).

Joint tenancy shareholders with         -    Letter of instruction signed by
rights of survivorship with a                surviving tenant.
deceased co-tenant(s).
                                        -    Copy of death certificate.

                                        -    Signature guarantee if applicable
                                             (see above).

Executors of shareholder estates        -    Letter of instruction signed by
                                             executor.

                                        -    Copy of order appointing executor,
                                             certified within the past 12
                                             months.

                                        -    Signature guarantee if applicable
                                             (see above).

Administrators, conservators,           -    Call 1-800-225-5291 for
guardians and other sellers or               instructions.
account types not listed above.

ADDRESS:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

PHONE NUMBER: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for each fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for each Lifestyle Portfolio is calculated based upon the NAVs of the underlying funds in which it invests. The prospectuses for the underlying funds explain the circumstances under which those funds use fair-value pricing and the effects of doing so.

BUY AND SELL PRICES When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES You may exchange shares of a class of one fund of John Hancock Funds II for shares of the same class of any other fund of John Hancock Funds II or John Hancock Funds III or any other John Hancock retail fund which is then offering that class, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

EXCESSIVE TRADING The funds of John Hancock Funds II are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS Purchases and exchanges should be made primarily for investment purposes. John Hancock Funds II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

EXCHANGE LIMITATION POLICIES The Board of Trustees of John Hancock Funds II has adopted the following policies and procedures by which the Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

LIMITATION ON EXCHANGE ACTIVITY The Fund, through its agents, undertakes to use its best efforts to exercise the Fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

LIMITATION ON THE ABILITY TO DETECT AND CURTAIL EXCESSIVE TRADING PRACTICES Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage a fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Fund.

EXCESSIVE TRADING RISK To the extent that the Fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.


While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:



     - A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage). The following funds have significant investments in small or mid-capitalization stocks:
          Emerging Growth, Emerging Small Company, Small Cap Growth, Small Cap Opportunities, Small Cap, Small Cap Value, Small Company, Small Company Growth, Small Company Value, Special Value, Value Opportunities, Dynamic Growth, Growth Opportunities, Mid Cap Core, Mid Cap Stock, Mid Cap Value, Quantitative Mid Cap, Value and Vista Funds.



     - A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. The following funds have significant investments in foreign securities: Global, International Growth, International Opportunities, International Small Cap, International Stock, International Value, Pacific Rim and Vista Funds.



     - A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities. The following funds have significant investments in junk bonds: High Yield, Spectrum Income and U.S. High Yield Funds.


Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

ACCOUNT INFORMATION John Hancock Funds II is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

CERTIFICATED SHARES The funds do not issue share certificates. Shares are electronically recorded.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

     - after every transaction (except a dividend reinvestment) that affects your account balance

     -    after any changes of name or address of the registered owner(s)

     -    in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The funds generally declare income dividends daily and pay them annually. Your income dividends begin accruing the day after payment is received by a fund and continue through the day your shares are actually sold. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year.

DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

TAXABILITY OF DIVIDENDS For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short- term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

ADDITIONAL INVESTOR SERVICES

MONTHLY AUTOMATIC ACCUMULATION PROGRAM (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the Lifestyle Portfolios of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

     -    Complete the appropriate parts of your account application.

     - If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

SYSTEMATIC WITHDRAWAL PLAN This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

     -    Make sure you have at least $5,000 worth of shares in your account.

     - Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

     - Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

     - Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

     - Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

RETIREMENT PLANS The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

FUND SECURITIES. The Fund's portfolio securities disclosure policy can be found in the SAI and on the Fund's Web site at www.jhfunds.com. The Fund's Web site also lists fund holdings. Portfolio holding information is posted on the Fund's Web site each month on a one month lag and is available on the Fund's Web site until the Fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the Fund's Web site.

INFORMATION ABOUT THE UNDERLYING FUNDS

RISKS OF INVESTING IN THE UNDERLYING FUNDS

By owning shares of underlying funds, each of the Lifestyle Portfolios indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies, and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives.

EQUITY SECURITIES

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an underlying fund could decline if the financial condition of the companies the fund invests in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FIXED-INCOME SECURITIES

Fixed-income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after an underlying fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Underlying funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

INVESTMENT GRADE FIXED-INCOME SECURITIES IN THE LOWEST RATING CATEGORY

Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

LOWER RATED FIXED-INCOME SECURITIES

Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

General Risks

     - Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

     - Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

     - Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

     - Dependence on Subadviser's Own Credit Analysis. While a subadviser to an underlying fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed-Income Securities

Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed-Income
Securities

Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

SMALL AND MEDIUM SIZE COMPANIES

Small or Unseasoned Companies

     - Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

     - Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

     - Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

     - Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

     - Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

     - Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

FOREIGN SECURITIES

The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

     - Currency Fluctuations. Investments in foreign securities may cause an underlying fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the fund could still lose money.

     - Political and Economic Conditions. Investments in foreign securities subject an underlying fund to the political or economic conditions of the foreign country. These conditions could cause fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the fund from selling its investment and taking the money out of the country.

     - Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, an underlying fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

     - Nationalization of Assets. Investments in foreign securities subject an underlying fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

     - Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the underlying fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

     - Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for an underlying fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

Individual underlying funds may be authorized to use a variety of investment strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the fund. Hedging refers to protecting against possible changes in the market value of securities a fund already owns or plans to buy or protecting unrealized gains in the fund's portfolio. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions which may be used are described below:

     - exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments,

     -    financial futures contracts (including stock index futures),

     -    interest rate transactions*, and

     -    currency transactions**

Collectively, these transactions are referred to in this prospectus as "Hedging and Other Strategic Transactions." The description in the prospectus for the underlying funds indicates which, if any, of these types of transactions may be used by the funds.

* A fund's interest rate transactions may take the form of swaps, caps, floors and collars.

** A fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Hedging and Other Strategic Transactions may be used for the following purposes:

     - to attempt to protect against possible changes in the market value of securities held or to be purchased by a fund resulting from securities markets or currency exchange rate fluctuations,

     -    to protect a fund's unrealized gains in the value of its securities,

     -    to facilitate the sale of a fund's securities for investment purposes,

     -    to manage the effective maturity or duration of a fund's securities or

     - to establish a position in the derivatives markets as a substitute for purchasing or selling securities in a particular market.

     - to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The ability of an underlying fund to utilize Hedging and Other Strategic Transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a fund's portfolio securities. While a subadviser will only use Hedging and Other Strategic Transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the CFTC and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information.

DESCRIPTION OF UNDERLYING FUNDS

The Lifestyle Portfolios may invest in any of the underlying funds. The following tables set forth, separately for the fixed-income underlying funds of John Hancock Funds II and the equity underlying funds of each of John Hancock Funds II and John Hancock Funds III: (i) the names of the underlying funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the underlying funds for the current fiscal year; and (iii) brief descriptions of the underlying funds' investment goals and principal strategies. Additional investment practices are described in the Fund's Statement of Additional Information and in the prospectuses for the underlying funds.

FIXED-INCOME UNDERLYING FUNDS - JOHN HANCOCK FUNDS II

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
ACTIVE BOND FUND                     0.67%       Seeks income and capital appreciation by investing
Declaration Management &                         at least 80% of its assets in a diversified mix of
Research LLC and                                 debt securities and instruments.
John Hancock Advisers, LLC

BOND INDEX FUND                      0.94%       Seeks to track the performance of the Lehman
Declaration Management &                         Brothers Aggregate Index* (which represents the
Research LLC                                     U.S. investment grade bond market). The fund
                                                 normally invests at least 80% of its assets in
                                                 securities listed in this Index. The fund is an
                                                 intermediate-term bond fund of high and medium
                                                 credit quality.

CORE BOND FUND                       0.75%       Seeks total return consisting of income and capital
Wells Fargo Fund                                 appreciation by normally investing in a broad range
Management, LLC                                  of investment-grade debt securities. The subadviser
                                                 invests in debt securities that it believes offer
                                                 attractive yields and are undervalued relative to
                                                 issues of similar credit quality and interest rate
                                                 sensitivity. From time to time, the fund may also
                                                 invest in unrated bonds believed to be comparable
                                                 to investment-grade debt securities. Under normal
                                                 circumstances, the subadviser expects to maintain
                                                 an overall effective duration range between
                                                 4 and 5 1/2 years.

GLOBAL BOND FUND                     0.78%       Seeks to realize maximum total return, consistent
Pacific Investment                               with preservation of capital and prudent investment
Management Company                               management by investing primarily in fixed-income
                                                 securities denominated in major foreign currencies,
                                                 baskets of foreign currencies (such as the ECU) and
                                                 the U.S. dollar.

HIGH YIELD FUND                      0.72%       Seeks to realize an above-average total return over
Salomon Brothers Asset                           a market cycle of three to five years, consistent
Management Inc                                   with reasonable risk, by investing primarily in
                                                 high yield debt securities, including corporate
                                                 bonds and other fixed-income securities.

INVESTMENT QUALITY BOND FUND         0.70%       Seeks a high level of current income consistent
Wellington Management                            with the maintenance of principal and liquidity by
Company, LLP                                     investing in a diversified portfolio of investment
                                                 grade bonds, focusing on corporate bonds and U.S.
                                                 Government bonds with intermediate to longer term
                                                 maturities. The fund may also invest up to 20% of
                                                 its assets in non-investment grade fixed income
                                                 securities.

REAL RETURN BOND FUND                0.75%       Seeks maximum return, consistent with preservation
Pacific Investment                               of capital and prudent investment management, by
Management Company                               normally investing at least 80% of its net assets
                                                 in inflation-indexed bonds of varying maturities
                                                 issued by the U.S. and non-U.S. governments and by
                                                 corporations.

SHORT-TERM BOND FUND                 1.06%       Seeks income and capital appreciation by investing
Declaration Management                           at least 80% of its assets in a diversified mix of
& Research LLC                                   debt securities and instruments.

SPECTRUM INCOME FUND                 0.80%       Seeks a high level of current income with moderate
T. Rowe Price Associates, Inc.                   share price fluctuation. The fund diversifies its
                                                 assets widely among market segments and seeks to
                                                 maintain broad exposure to several markets in an
                                                 attempt to reduce the impact of markets that are
                                                 declining and to benefit from good performance in
                                                 particular segments over time. The fund normally
                                                 invests in domestic and international bonds,
                                                 income-oriented stocks, short-term securities,
                                                 mortgage-backed securities and U.S. Government
                                                 securities. The fund may invest in high yield
                                                 fixed-income securities (commonly known as "junk
                                                 bonds").

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
STRATEGIC BOND FUND                  0.75%       Seeks a high level of total return consistent with
Salomon Brothers Asset                           preservation of capital by giving its subadviser
Management Inc                                   broad discretion to deploy the fund's assets among
                                                 certain segments of the fixed income market in the
                                                 manner the subadviser believes will best contribute
                                                 to achieving the fund's investment goal.

STRATEGIC INCOME FUND                1.15%       Seeks a high level of current income by normally
John Hancock Advisers, LLC                       investing primarily in: foreign government and
                                                 corporate debt securities from developed and
                                                 emerging markets; U.S. Government and agency
                                                 securities; and U.S. high yield bonds.

TOTAL RETURN FUND                    0.75%       Seeks to realize maximum total return, consistent
Pacific Investment                               with preservation of capital and prudent investment
Management Company                               management, by normally investing at least 65% of
                                                 its assets in a diversified portfolio of fixed
                                                 income securities of varying maturities. The
                                                 average portfolio duration will normally vary
                                                 within a three- to six-year time frame based on the
                                                 subadviser's forecast for interest rates.

U.S. GOVERNMENT SECURITIES           0.69%       Seeks a high level of current income, consistent
FUND                                             with preservation of capital and maintenance of
Salomon Brothers Asset                           liquidity, by investing in debt obligations and
Management Inc                                   mortgage-backed securities issued or guaranteed by
                                                 the U.S. Government, its agencies or
                                                 instrumentalities and derivative securities such as
                                                 collateralized mortgage obligations backed by such
                                                 securities.

U.S. HIGH YIELD BOND FUND            0.82%       Seeks total return with a high level of current
Wells Fargo Fund                                 income by normally investing primarily in below
Management, LLC                                  investment-grade debt securities (commonly known as
                                                 "junk bonds" or high yield securities). The fund
                                                 also invests in corporate debt securities and may
                                                 buy preferred and other convertible securities and
                                                 bank loans.

EQUITY UNDERLYING FUNDS - JOHN HANCOCK FUNDS II

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
500 INDEX FUND                       0.50%       Seeks to approximate the aggregate total return of
MFC Global Investment                            a broad U.S. domestic equity market index by
Management (U.S.A.) Limited                      attempting to track the performance of the S&P 500
                                                 Composite Stock Price Index*.

ALL CAP CORE FUND                    0.93%       Seeks long-term growth of capital by investing
Deutsche Asset Management Inc.                   primarily in common stocks and other equity
                                                 securities within all asset classes (small, mid and
                                                 large cap), primarily those within the Russell 3000
                                                 Index

ALL CAP GROWTH FUND                  0.95%       Seeks long-term capital appreciation by normally
AIM Capital Management, Inc.                     investing the its assets principally in common
                                                 stocks of companies that are likely to benefit from
                                                 new or innovative products, services or processes,
                                                 as well as those that have experienced above
                                                 average, long-term growth in earnings and have
                                                 excellent prospects for future growth.

ALL CAP VALUE FUND                   0.89%       Seeks capital appreciation by investing in equity
Lord, Abbett & Co                                securities of U.S. and multinational companies in
                                                 all capitalization ranges that the subadviser
                                                 believes are undervalued.

BLUE CHIP GROWTH FUND                0.85%       Seeks to achieve long-term growth of capital
T. Rowe Price Associates, Inc.                   (current income is a secondary objective) by
                                                 normally investing at least 80% of its total assets
                                                 in the common stocks of large and medium-sized blue
                                                 chip growth companies. Many of the stocks in the
                                                 portfolio are expected to pay dividends.

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
CAPITAL APPRECIATION FUND            0.90%       Seeks long-term capital growth by investing at
Jennison Associates LLC                          least 65% of its total assets in equity-related
                                                 securities of companies that exceed $1 billion in
                                                 market capitalization and that the subadviser
                                                 believes have above-average growth prospects. These
                                                 companies are generally medium-to-large
                                                 capitalization companies.

CLASSIC VALUE FUND                   1.23%       Seeks long-term growth of capital by normally
Pzena Investment Management,                     investing at least 80% of its net assets in
LLC.                                             domestic equity securities. The subadviser seeks to
                                                 identify companies that it believes are currently
                                                 undervalued relative to the market, based on
                                                 estimated future earnings and cash flow.

CORE EQUITY FUND                     0.84%       Seeks long-term capital growth by normally
Legg Mason Funds                                 investing primarily in equity securities that, in
Management, Inc.                                 the subadviser's opinion, offer the potential for
                                                 capital growth. The subadviser seeks to purchase
                                                 securities at large discounts to the subadviser's
                                                 assessment of their intrinsic value.

DYNAMIC GROWTH FUND                  1.13%       Seeks long-term growth of capital by investing in
Deutsche Asset                                   stocks and other equity securities of medium-sized
Management Inc.                                  U.S. companies with strong growth potential.

EMERGING GROWTH FUND                 0.87%       Seeks superior long-term rates of return through
MFC Global Investment                            capital appreciation by normally investing
Management (U.S.A.) Limited                      primarily in high quality securities and
                                                 convertible instruments of small-cap U.S.
                                                 companies.

EMERGING SMALL COMPANY FUND          1.06%       Seeks long-term growth of capital by normally
Franklin Advisers, Inc.                          investing at least 80% of its net assets (plus any
                                                 borrowings for investment purposes) in common stock
                                                 equity securities of companies with market
                                                 capitalizations that approximately match the range
                                                 of capitalization of the Russell 2000 Growth Index*
                                                 ("small cap stocks") at the time of purchase.

EQUITY-INCOME FUND                   0.85%       Seeks to provide substantial dividend income and
T. Rowe Price Associates, Inc.                   also long-term capital appreciation by investing
                                                 primarily in dividend-paying common stocks,
                                                 particularly of established companies with
                                                 favorable prospects for both increasing dividends
                                                 and capital appreciation.

FINANCIAL SERVICES FUND              1.09%       Seeks growth of capital by normally investing at
Davis Advisors                                   least 80% of the its net assets (plus any
                                                 borrowings for investment purposes) in companies
                                                 principally engaged in financial services. A
                                                 company is "principally engaged" in financial
                                                 services if it owns financial services-related
                                                 assets constituting at least 50% of the value of
                                                 its total assets, or if at least 50% of its
                                                 revenues are derived from its provision of
                                                 financial services.

FUNDAMENTAL VALUE FUND               0.82%       Seeks growth of capital by normally investing
Davis Advisors                                   primarily in common stocks of U.S. companies with
                                                 market capitalizations of at least $5 billion that
                                                 the subadviser believes are undervalued. The fund
                                                 may also invest in U.S. companies with smaller
                                                 capitalizations.

GLOBAL ALLOCATION FUND               1.14%       Seeks total return, consisting of long-term capital
UBS Global Asset Management                      appreciation and current income, by investing in
                                                 equity and fixed income securities of issuers
                                                 located within and outside the U.S.

GLOBAL FUND                          1.04%       Seeks long-term capital appreciation by normally
Templeton Global Advisors                        investing at least 80% of its net assets (plus any
Limited                                          borrowings for investment purposes) in equity
                                                 securities of companies located anywhere in the
                                                 world, including emerging markets.

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
GROWTH & INCOME FUND                 0.75%       Seeks to achieve a high total return by
Grantham, Mayo, Van Otterloo &                   outperforming its benchmark, the S&P 500 Index. The
Co. LLC                                          fund normally invests at least 80% of its assets in
                                                 investments tied economically to the U.S. and
                                                 typically makes equity investments in larger
                                                 capitalized U.S. companies to gain broad exposure
                                                 to the U.S. equity market.

GROWTH FUND                          0.85%       Seeks long-term capital growth by seeking to
Grantham, Mayo, van Otterloo &                   outperform its benchmark, the Russell 1000 Growth
Co. LLC                                          Index. The fund typically makes equity investments
                                                 in U.S. companies whose stocks are included in the
                                                 Russell 1000 Index, or in companies with size and
                                                 growth characteristics similar to those of
                                                 companies with stocks in the Index.

GROWTH OPPORTUNITIES FUND            0.87%       Seeks long-term capital growth by seeking to
Grantham, Mayo,                                  outperform its benchmark, the Russell 2500 Growth
Van Otterloo & Co. LLC                           Index. The fund typically makes equity investments
                                                 in companies whose stocks are included in the
                                                 Russell 2500 Index, or in companies with total
                                                 market capitalizations similar such companies
                                                 ("small cap companies"). The fund normally invests
                                                 at least 80% of its assets in investments in small
                                                 cap companies.

HEALTH SCIENCES FUND                 1.20%       Seeks long-term capital appreciation by normally
T. Rowe Price Associates, Inc.                   investing at least 80% of its net assets (plus any
                                                 borrowings for investment purposes) in common
                                                 stocks of companies engaged in the research,
                                                 development, production, or distribution of
                                                 products or services related to health care,
                                                 medicine, or the life sciences (collectively,
                                                 "health sciences").

INTERNATIONAL EQUITY INDEX           0.63%       Seeks to track the performance of broad-based
FUND                                             equity indices of foreign companies in developed
SSgA Funds                                       and emerging markets by attempting to track the
Management, Inc.                                 performance of the MSCI All Country World ex-US
                                                 Index*.

INTERNATIONAL GROWTH FUND            1.03%       Seeks long term capital appreciation  by seeking to
Grantham, Mayo,                                  outperform its benchmark, the S&P/Citigroup Primary
Van Otterloo & Co. LLC                           Market Index ("PMI") Europe, Pacific, Asia Composite
                                                 ("EPAC") Growth Style Index. The fund typically
                                                 invests in a diversified portfolio of equity
                                                 investments from developed markets throughout the world.


INTERNATIONAL OPPORTUNITIES          1.11%       Seeks long-term growth of capital by normally
FUND                                             investing at least 65% of its assets in common
Marsico Capital                                  stocks of foreign companies selected for their
Management, LLC                                  long-term growth potential. The fund may invest in
                                                 companies of any size throughout the world and
                                                 normally invests in issuers from at least three
                                                 different countries not including the U.S. It may
                                                 invest in common stocks of companies operating in
                                                 emerging markets.

INTERNATIONAL SMALL CAP FUND         1.08%       Seeks capital appreciation by investing primarily
Templeton Investment                             in the common stock of companies located outside
Counsel, Inc.                                    the U.S. which have total stock market
                                                 capitalization or annual revenues of $1.5 billion
                                                 or less ("small company securities").

INTERNATIONAL STOCK FUND             1.02%       Seeks to achieve high total return by outperforming
Grantham, Mayo,                                  its benchmark, the MSCI EAFE Index. The fund
Van Otterloo & Co. LLC                           normally invests 80% of its assets in equity
                                                 securities and typically invests in a diversified
                                                 mix of equity investments from developed markets
                                                 other than the U.S.

INTERNATIONAL VALUE FUND             0.93%       Seeks long-term growth of capital by normally
Templeton Investment                             investing primarily in equity securities of
Counsel, Inc.                                    companies located outside the U.S., including
                                                 emerging markets.

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
INTRINSIC VALUE FUND                 0.83%       Seeks long-term capital growth by seeking to
Grantham, Mayo,                                  outperform its benchmark, the Russell 1000 Value
Van Otterloo & Co. LLC                           Index. The fund typically makes equity investments
                                                 in U.S. companies whose stocks are included in the
                                                 Russell 1000 Index, or in companies with size and
                                                 growth characteristics similar to those of
                                                 companies with stocks in the Index.

LARGE CAP FUND                       0.93%       Seeks to maximize total return, consisting of
UBS Global Asset                                 capital appreciation and current income, by
Management                                       normally investing at least 80% of its net assets
                                                 (plus borrowings for investment purposes, if any)
                                                 in equity securities of U.S. large capitalization
                                                 companies.

LARGE CAP GROWTH FUND                0.95%       Seeks long-term growth of capital by normally
Fidelity Management                              investing at least 80% of its net assets (plus any
& Research Company                               borrowings for investment purposes) in equity
                                                 securities of companies with large market
                                                 capitalizations.

LARGE CAP VALUE FUND                 0.94%       Seeks long-term growth of capital by normally
Mercury Advisors                                 investing, primarily in a diversified portfolio of
                                                 equity securities of large cap companies located in
                                                 the U.S.

MANAGED FUND                         1.16%       Seeks income and long-term capital appreciation by
Grantham, Mayo,                                  investing primarily in a diversified mix of: (a)
Van Otterloo & Co. LLC                           common stocks of large and mid sized U.S.
and Declaration Management                       companies; and (b) bonds with an overall
& Research LLC                                   intermediate term average maturity. The fund
                                                 employs a multi-manager approach with two
                                                 subadvisers, each of which employs its own
                                                 investment approach and independently manages its
                                                 portion of the fund's portfolio.

MID CAP CORE FUND                    0.93%       Seeks long-term growth of capital by normally
AIM Capital                                      investing at least 80% of its assets in equity
Management, Inc.                                 securities, including convertible securities, of
                                                 mid-capitalization companies.

MID CAP INDEX FUND                   0.54%       Seeks to approximate the aggregate total return of
MFC Global Investment                            a mid cap U.S. domestic equity market index by
Management (U.S.A.) Limited                      attempting to track the performance of the S&P Mid
                                                 Cap 400 Index*.

MID CAP STOCK FUND                   0.90%       Seeks long-term growth of capital by normally
Wellington Management Company,                   investing at least 80% of its net assets (plus any
LLP                                              borrowings for investment purposes) in equity
                                                 securities of medium-sized companies with
                                                 significant capital appreciation potential. The
                                                 fund tends to invest in companies having market
                                                 capitalizations similar to those of companies
                                                 included in the Russell Mid Cap Index.

MID CAP VALUE FUND                   0.90%       Seeks capital appreciation by normally investing at
Lord, Abbett & Co                                least 80% of its net assets (plus any borrowings
                                                 for investment purposes) in mid-sized companies,
                                                 with market capitalizations of roughly $500 million
                                                 to $10 billion.

NATURAL RESOURCES FUND               1.06%       Seeks long-term total return by normally investing
Wellington Management                            primarily in equity and equity-related securities
Company, LLP                                     of natural resource-related companies worldwide.

PACIFIC RIM FUND                     1.13%       Seeks long-term growth of capital by investing in a
MFC Global Investment                            diversified portfolio comprised primarily of common
Management (U.S.A.) Limited                      stocks and equity-related securities of
                                                 corporations domiciled in countries in the Pacific
                                                 Rim region.

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
QUANTITATIVE ALL CAP FUND            0.78%       Seeks long-term growth of capital by normally
MFC Global Investment                            investing primarily in equity securities of U.S.
Management (U.S.A.) Limited                      companies. The fund will generally focus on equity
                                                 securities of U.S. companies across the three
                                                 market capitalization ranges of large, mid and
                                                 small.

QUANTITATIVE MID CAP FUND            0.82%       Seeks long-term growth of capital by normally
MFC Global Investment                            investing at least 80% of its total assets (plus
Management (U.S.A.) Limited                      any borrowings for investment purposes) in U.S.
                                                 mid-cap stocks, convertible preferred stocks,
                                                 convertible bonds and warrants.

QUANTITATIVE VALUE FUND              0.76%       Seeks long-term capital appreciation by investing
MFC Global Investment                            primarily in large-cap U.S. securities with the
Management (U.S.A.) Limited                      potential for long-term growth of capital.

REAL ESTATE SECURITIES FUND          0.74%       Seeks to achieve a combination of long-term capital
Deutsche Asset Management Inc.                   appreciation and current income by normally
                                                 investing at least 80% of its net assets (plus any
                                                 borrowings for investment purposes) in equity
                                                 securities of real estate investment trusts
                                                 ("REITs") and real estate companies.

SCIENCE & TECHNOLOGY FUND            1.12%       Seeks long-term growth of capital by normally
T. Rowe Price Associates, Inc.                   investing at least 80% of its net assets (plus any
                                                 borrowings for investment purposes) in common
                                                 stocks of companies expected to benefit from the
                                                 development, advancement, and use of science and
                                                 technology. Current income is incidental to the
                                                 fund's objective.

SMALL CAP FUND                       0.92%       Seeks maximum capital appreciation consistent with
Independence Investment LLC                      reasonable risk to principal by normally investing
                                                 at least 80% of its net assets in equity securities
                                                 of companies whose market capitalizations are under
                                                 $2 billion.

SMALL CAP GROWTH FUND                1.54%       Seeks long-term capital appreciation by normally
Wellington Management                            investing primarily in small-cap companies believed
Company, LLP                                     to offer above average potential for growth in
                                                 revenues and earnings.

SMALL CAP INDEX FUND                 0.54%       Seeks to approximate the aggregate total return of
MFC Global Investment                            a small cap U.S. domestic equity market index by
Management (U.S.A.) Limited                      attempting to track the performance of the Russell
                                                 2000 Index.*

SMALL CAP OPPORTUNITIES FUND         1.06%       Seeks long-term capital appreciation by normally
Munder Capital Management                        investing at least 80% of its assets in equity
                                                 securities of companies with market capitalizations
                                                 within the range of the companies in the Russell
                                                 2000 Index.

SMALL CAP VALUE FUND                 1.54%       Seeks long-term capital appreciation by normally
Wellington Management                            investing at least 80% of its assets in small-cap
Company, LLP                                     companies that are believed to be undervalued by
                                                 various measures and to offer good prospects for
                                                 capital appreciation.

SMALL COMPANY FUND                   1.13%       Seeks long-term capital growth by normally
American Century Investment                      investing primarily in equity securities of
Management, Inc.                                 smaller-capitalization U.S. companies. The
                                                 subadviser uses quantitative, computer-driven
                                                 models to construct the fund's portfolio of stocks.

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
SMALL COMPANY GROWTH FUND            1.15%       Seeks long-term growth of capital by normally
AIM Capital Management, Inc.                     investing at least 80% of its assets in securities
                                                 of small-capitalization companies. The subadviser
                                                 seeks to identify those companies that have strong
                                                 earnings momentum or demonstrate other potential
                                                 for growth of capital.

SMALL COMPANY VALUE FUND             1.08%       Seeks long-term growth of capital by investing
T. Rowe Price Associates, Inc.                   primarily in small companies whose common stocks
                                                 are believed to be undervalued. The fund will
                                                 normally invest at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in
                                                 companies with market capitalizations that do not
                                                 exceed the maximum market capitalization of any
                                                 security in the Russell 2000 Index at the time of
                                                 purchase.

SPECIAL VALUE FUND                   1.08%       Seeks long-term capital growth by normally
Salomon Brothers Asset                           investing at least 80% of its net assets in common
Management Inc                                   stocks and other equity securities of companies
                                                 whose market capitalizations at the time of
                                                 investment are no greater than the market
                                                 capitalization of companies in the Russell 2000
                                                 Value Index.

STRATEGIC VALUE FUND                 0.94%       Seeks capital appreciation by normally investing at
Massachusetts Financial                          least 65% of its net assets in common stocks and
Services Company                                 related securities of companies which the
                                                 subadviser believes are undervalued in the market
                                                 relative to their long term potential.

TOTAL STOCK MARKET INDEX FUND        0.54%       Seeks to approximate the aggregate total return of
MFC Global Investment                            a broad U.S. domestic equity market index by
Management (U.S.A.) Limited                      attempting to track the performance of the Wilshire
                                                 5000 Equity Index.*

U.S. GLOBAL LEADERS GROWTH           0.78%       Seeks long-term growth of capital by normally
FUND                                             investing primarily in common stocks of "U.S.
Sustainable Growth                               Global Leaders" as determined by the subadviser.
Advisers, L.P.

U.S. MULTI SECTOR FUND               0.81%       Seeks long term capital appreciation. The fund
Grantham, Mayo, Van Otterloo &                   normally invests in securities in the Wilshire
Co. LLC                                          5000 Index, an independently maintained index
                                                 which measures the performance of all equity
                                                 securities (with readily available price data) of issuers
                                                 with headquarters in the U.S. The fund normally
                                                 invests at least 80% of its assets in investments tied
                                                 economically to the U.S.

UTILITIES FUND                       1.14%       Seeks capital growth and current income (income
Massachusetts Financial                          above that available from a portfolio invested
Services Company                                 entirely in equity securities) by normally
                                                 investing at least 80% of its net assets (plus any
                                                 borrowings for investment purposes) in equity and
                                                 debt securities of domestic and foreign companies
                                                 in the utilities industry.

VALUE & RESTRUCTURING FUND           0.90%       Seeks long-term capital appreciation by investing
United States Trust Company                      primarily (at least 65% of its assets) in common
                                                 stocks of U.S. and, to a lesser extent, foreign
                                                 companies whose share prices, in the opinion of the
                                                 subadviser, do not reflect the economic value of
                                                 company assets, but where the subadviser believes
                                                 restructuring efforts or industry consolidation
                                                 will serve to highlight true company values. The
                                                 subadviser looks for companies as to which
                                                 restructuring activities, such as consolidations,
                                                 outsourcing, spin-offs or reorganizations
                                                 (including companies that have filed for protection
                                                 from creditors under the U.S. Bankruptcy Code),
                                                 will offer significant value to the issuer and
                                                 increase its investment potential.

VALUE FUND                           0.86%       Seeks to realize an above-average total return over
Van Kampen                                       a market cycle of three to five years, consistent
                                                 with reasonable risk, by investing primarily in
                                                 equity securities of companies with capitalizations
                                                 similar to the market capitalizations of companies
                                                 in the Russell Midcap Value Index.

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
VALUE OPPORTUNITIES FUND             0.88%       Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo &                   outperform its benchmark, the Russell 2500 Value
Co. LLC                                          Index. The fund typically makes equity investments
                                                 in companies whose stocks are included in the
                                                 Russell 2500 Index, or in companies with total
                                                 market capitalizations similar such companies
                                                 ("small cap companies"). The fund normally invests
                                                 at least 80% of its assets in securities of small
                                                 cap companies.

VISTA FUND                           0.97%       Seeks long-term capital growth by normally
American Century Investment                      investing in common stocks of U.S. and foreign
Management, Inc.                                 companies that are medium-sized and smaller at the
                                                 time of purchase. The fund also may invest in
                                                 domestic and foreign preferred stocks, convertible
                                                 debt securities, equity-equivalent securities,
                                                 non-leveraged futures contracts and options, notes,
                                                 bonds and other debt securities. The subadviser
                                                 looks for stocks of medium-sized and smaller
                                                 companies it believes will increase in value over
                                                 time, using a proprietary investment strategy.

EQUITY UNDERLYING FUNDS - JOHN HANCOCK FUNDS III

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
ACTIVE VALUE FUND                    0.90%       Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo &                   outperform its benchmark, the Russell 1000 Value
Co. LLC                                          Index. The fund typically makes equity investments
                                                 in U.S. companies whose stocks are included in the
                                                 Russell 1000 Index, or in companies with size and
                                                 value characteristics similar to those of
                                                 companies with stocks in the Index.

GLOBAL FUND                          1.17%       Seeks to achieve high total return by seeking to
Grantham, Mayo, Van Otterloo &                   outperform its benchmark, the S&P/Citigroup
Co. LLC                                          Primary Market Index ("PMI") World Growth Index.
                                                 The fund typically invests in a diversified
                                                 portfolio of equity investments from the world's
                                                 developed markets.

GROWTH FUND                          0.90%       Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo &                   outperform its benchmark, the Russell 1000 Growth
Co. LLC                                          Index. The fund typically makes equity investments
                                                 in U.S. companies whose stocks are included in the
                                                 Russell 1000 Index, or in companies with size and
                                                 growth characteristics similar to those of
                                                 companies with stocks in the Index.

GROWTH OPPORTUNITIES FUND            0.88%       Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo &                   outperform its benchmark, the Russell 2500 Growth
Co. LLC                                          Index. The fund typically makes equity investments
                                                 in companies whose stocks are included in the
                                                 Russell 2500 Index, or in companies with total
                                                 market capitalizations similar such companies
                                                 ("small cap companies"). The fund normally invests
                                                 at least 80% of its assets in investments in small
                                                 cap companies.

INTERNATIONAL CORE FUND              1.05%       Seeks to achieve high total return by seeking to
Grantham, Mayo, Van Otterloo &                   outperform its benchmark, the MSCI EAFE Index. The
Co. LLC                                          fund normally invests 80% of its assets in equity
                                                 securities and typically invests in a diversified
                                                 mix of equity investments from developed markets
                                                 outside the U.S.

INTERNATIONAL GROWTH FUND            1.08%       Seeks to achieve high total return by seeking to
Grantham, Mayo, Van Otterloo &                   outperform its benchmark, the S&P/Citigroup
LLC                                              Primary Market Index ("PMI") Europe, Pacific, Asia
                                                 Composite ("EPAC") Growth Style Index.* The fund
                                                 typically invests in a diversified mix of equity
                                                 investments from developed markets outside the
                                                 U.S.

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
INTRINSIC VALUE FUND                 0.84%       Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo &                   outperform its benchmark, the Russell 1000 Value
Co. LLC                                          Index. The fund typically makes equity investments
                                                 in U.S. companies whose stocks are included in the
                                                 Russell 1000 Index, or in companies with size and
                                                 growth characteristics similar to those of
                                                 companies with stocks in the Index.

U.S. CORE FUND                       0.83%       Seeks to achieve a high total return by
Grantham, Mayo, Van Otterloo &                   outperforming its benchmark, the S&P 500 Index.
Co. LLC                                          The fund normally invests at least 80% of its
                                                 assets in investments tied economically to the
                                                 U.S. and typically makes equity investments in
                                                 larger capitalized U.S. companies to gain broad
                                                 exposure to the U.S. equity market.

U.S. QUALITY EQUITY FUND             0.85%       Seeks to achieve a high total return by
Grantham, Mayo, Van Otterloo &                   outperforming its benchmark, the S&P 500 Index.
Co. LLC                                          The fund normally invests at least 80% of its
                                                 assets in investments tied economically to the
                                                 U.S. and typically makes equity investments in
                                                 larger capitalized U.S. companies to gain broad
                                                 exposure to the U.S. equity market. The fund
                                                 typically holds between 40 and 80 stocks.

VALUE OPPORTUNITIES FUND             0.89%       Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo &                   outperform its benchmark, the Russell 2500 Value
Co. LLC                                          Index. The fund typically makes equity investments
                                                 in companies whose stocks are included in the
                                                 Russell 2500 Index, or in companies with total
                                                 market capitalizations similar such companies
                                                 ("small cap companies"). The fund normally
                                                 invests at least 80% of its assets in securities
                                                 of small cap companies.

----------
* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the funds.

FUND DETAILS

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by John Hancock Funds
II. The Board of Trustees of John Hancock Funds II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees have the power to change the respective investment goal of each of the Lifestyle Portfolios without shareholder approval.

MANAGEMENT FEES The Fund pays the Adviser a fee for each Lifestyle Portfolio. The fee is stated as an annual percentage of the current value of the aggregate assets of all the Lifestyle Portfolios (together with the assets of all the Lifestyle Trusts of John Hancock Trust) determined in accordance with the following schedule and that rate is applied to the assets of each fund.

                             MANAGEMENT FEE SCHEDULE

                                               FIRST      EXCESS OVER
                                           $7.5 BILLION   $7.5 BILLION
                                           ------------   ------------
Aggregate Assets of Lifestyle Portfolios
   and JHT Lifestyle Trusts                   0.050%         0.040%

[DIAGRAM]

Shareholders

Financial services firms and their representatives

     Advise current and prospective shareholders on their fund investments, often in the context of an overall financial plan.

Distribution and shareholder services

Principal distributor

     John Hancock Funds, LLC

     Markets the funds distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

     John Hancock Signature Services, Inc.

     Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Asset management

Custodian

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, Massachusetts 02110

     Holds the funds' assets, settles all portfolio trades and collects most of the valuation data required for calculating each fund's NAV.

Investment adviser

     John Hancock Investment Management Services, LLC
     601 Congress Street
     Boston, Massachusetts 02210

     Manages the funds' business and investment activities.

Subadviser

     MFC Global Investment Management (U.S.A.) Limited
     200 Bloor Street East
     Toronto, Ontario, Canada M4W 1E5

     Provides portfolio management to the funds.

Subadviser consultant

     Deutsche Asset Management, Inc.
     345 Park Avenue

     New York, New York 10154

     Provides assets allocation consulting services to the subadviser.

Trustees

     Oversee the funds' activities.

[END OF DIAGRAM]

SUBADVISER

MFC Global (U.S.A.) is the subadviser to each of the Lifestyle Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

The subadviser is compensated by the Adviser, and not by any of the Lifestyle Portfolios. Similarly, DeAM is compensated by the subadviser, and not by any of the Lifestyle Portfolios.

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

PORTFOLIO MANAGER

Steve Orlich is the portfolio manager for each Lifestyle Portfolio. He joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. The Fund's Statement of Additional Information includes additional information about Mr. Orlich's compensation, the accounts he manages other than the Lifestyle Portfolios and his ownership of shares of the funds, if any.

FINANCIAL HIGHLIGHTS


Financial highlights are not yet available for the funds of John Hancock Funds II which are newly organized.

                                  [BACK COVER]

FOR MORE INFORMATION

The following documents are available that offer further information on John Hancock Funds II:



STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI of John Hancock Funds II contains more detailed information on all aspects of the Lifestyle Portfolios, including a summary of the policy of John Hancock Funds II regarding disclosure of the funds' portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.


TO REQUEST A FREE COPY OF THE SAI OF JOHN HANCOCK FUNDS II, PLEASE CONTACT JOHN
HANCOCK:


By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS AND OTHER INFORMATION ABOUT THE FUND FROM THE SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21799

[JOHN HANCOCK FUNDS II LOGO]

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION WITH RESPECT TO THESE SECURITIES IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


      SUBJECT TO COMPLETION: PRELIMINARY PROSPECTUS DATED OCTOBER 13, 2005


                                   ----------

JOHN HANCOCK FUNDS II

PROSPECTUS DATED _________, 2005

THE LIFESTYLE PORTFOLIOS

     -    Lifestyle Aggressive Portfolio

     -    Lifestyle Growth Portfolio

     -    Lifestyle Balanced Portfolio

     -    Lifestyle Moderate Portfolio

     -    Lifestyle Conservative Portfolio

CLASS 1 AND CLASS 3 SHARES

[JOHN HANCOCK FUNDS II LOGO]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

CONTENTS

                                                                         PAGE
                                                                      ----------
OVERVIEW
THE LIFESTYLE PORTFOLIOS
   Lifestyle Aggressive Portfolio
   Lifestyle Growth Portfolio
   Lifestyle Balanced Portfolio
   Lifestyle Moderate Portfolio
   Lifestyle Conservative Portfolio
YOUR ACCOUNT
   Class 1 and Class 3 shares
   Transaction policies
   Dividends and account policies
INFORMATION ABOUT THE UNDERLYING FUNDS
   Risks of investing in underlying funds
   Description of underlying funds
FUND DETAILS
   Business structure
   Financial highlights
FOR MORE INFORMATION                                                  Back Cover

OVERVIEW

JOHN HANCOCK FUNDS II

- THE LIFESTYLE PORTFOLIOS

This prospectus provides information about the five Lifestyle Portfolios which are funds of John Hancock Funds II (sometimes referred to as the "Fund"). Each of the Lifestyle Portfolios is a "fund of funds" which currently invests in a number of other funds of John Hancock Funds II as well as in funds of John Hancock Funds III and may in the future also invest in other funds for which the Fund's investment adviser or any of its affiliates serves as investment adviser ("underlying funds"). The Lifestyle Portfolios seek to provide a variety of comprehensive investment programs designed for differing investment orientations by means of selected investment allocations among the underlying funds.

This prospectus relates to the Class 1 and Class 3 shares of the Lifestyle Portfolios.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

INVESTMENT MANAGEMENT

John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to John Hancock Funds II and each of the Lifestyle Portfolios as well as to John Hancock Funds III. The Adviser administers the business and affairs of John Hancock Funds II and retains and compensates an investment subadviser to manage the assets of the Lifestyle Portfolios. The Adviser and the subadviser to the Lifestyle Portfolios are registered as investment advisers under the Investment Advisers Act of 1940. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

FUND INFORMATION KEY

Concise descriptions of each of the Lifestyle Portfolios are set forth below. Each description provides the following information:

[GRAPHIC]

GOAL AND STRATEGY

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]



MAIN RISKS

The major risk factors associated with the fund.

[GRAPHIC]

YOUR EXPENSES

The overall costs borne by an investor in the fund, including annual expenses.

THE LIFESTYLE PORTFOLIOS

There are five Lifestyle Portfolios: Aggressive, Growth, Balanced, Moderate and Conservative. Each Lifestyle Portfolio is a "fund of funds" which invests in a number of other funds of John Hancock Funds II as well as funds of John Hancock Funds III ("underlying funds").

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the Lifestyle Portfolios offer five distinct, comprehensive investment programs designed for differing investment orientations. Each Lifestyle Portfolio has a target percentage allocation between the two kinds of underlying funds: those that invest primarily in equity securities ("equity funds") and those that invest primarily in fixed-income securities ("fixed-income funds").

                                                                       TARGET ALLOCATION AMONG
                                                                          UNDERLYING FUNDS:
LIFESTYLE      INVESTMENT                                         ---------------------------------
PORTFOLIO      OBJECTIVE                                          EQUITY FUNDS   FIXED-INCOME FUNDS
------------   ------------------------------------------------   ------------   ------------------
Aggressive     Long-term growth of capital. Current income is         100%               --
               not a consideration.

Growth         Long-term growth of capital. Current income is          80%               20%
               also a consideration.

Balanced       A balance between a high level of current income        60%               40%
               and growth of capital, with a greater emphasis
               on growth of capital.

Moderate       A balance between a high level of current income        40%               60%
               and growth of capital, with a greater emphasis
               on income.

Conservative   A high level of current income with some                20%               80%
               consideration given to growth of capital.

The Lifestyle Portfolios offer a number of share classes which have different expense and distribution or shareholder services arrangements. Each Lifestyle Portfolio, however, invests only in Class NAV shares of the underlying funds. Class NAV shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees.

Each Lifestyle Portfolio is monitored daily. To maintain target allocations in the underlying funds, daily cash flow for each Lifestyle Portfolio will be directed to its underlying funds that most deviate from target. Quarterly, the subadviser may also rebalance each Lifestyle Portfolio's underlying funds to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific underlying funds held by a Lifestyle Portfolio. Such adjustments may be made to increase or decrease the Lifestyle Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Lifestyle Portfolio's assets subject to the management of a particular underlying fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of each Lifestyle Portfolio will reflect both its subadviser's allocation decisions with respect to underlying funds and the investment decisions made by the of the underlying funds' subadvisers. Each Lifestyle Portfolio bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

UNDERLYING FUNDS For a brief description of each underlying fund and its categorization as an equity or a fixed-income fund, see p. __.

Because the Lifestyle Portfolios invest principally in shares of underlying funds, each is considered "non-diversified." Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial markets' assessment, of a company whose securities are held by the fund. This risk is greatly reduced in the case of the Lifestyle Portfolios since the underlying funds in which they invest have diverse holdings.

SUBADVISER AND CONSULTANT MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") is the subadviser to the Lifestyle Portfolios and formulates a continuous investment program for each consistent with its investment goal and strategies.

Deutsche Asset Management, Inc. ("DeAM") provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Portfolios.

LIFESTYLE AGGRESSIVE PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. Current income is not a consideration. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 100% of its assets in underlying funds which invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity funds, the fund may have an equity/fixed- income fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests primarily in underlying funds which invest in equity securities, including foreign securities.

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES (A)            CLASS 1   CLASS 3
-----------------------------            -------   -------
Management fee                            0.05%     0.05%
Distribution and service (12b-1) fees     0.05%     0.55%
Other expenses                            0.02%     0.29%
Total fund operating expenses             0.12%     0.89%
Contractual expense reimbursement (at
   least until 11-1-06) (b)                N/A      0.27%
Net fund operating expenses               0.12%     0.62%
Estimated underlying fund expenses (c)    0.94%     0.94%
Net fund operating expenses and
   underlying fund expenses               1.06%     1.56%

----------
(a)  Based on estimated expenses for the current fiscal year.

(b) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for Class 3 shares to the extent of all transfer agency fees, blue sky fees and printing and postage expenses attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter may be terminated by the Adviser at any time.

(c) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
--------   ------   ------   ------   -------
Class 1     $108     $337     $585     $1,294
Class 3     $159     $549     $965     $2,126

FUND CODES

CLASS 1   Ticker              JILAX
          CUSIP               47803V549
          Newspaper
          SEC number          811-21779
          JH II fund number

CLASS 3   Ticker
          CUSIP
          Newspaper
          SEC number           811-21779
          JH II fund number

LIFESTYLE GROWTH PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. Current income is also a consideration. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 80% of its assets in underlying funds which invest primarily in equity securities and approximately 20% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity funds and 20% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in equity securities and fixed-income securities, including foreign securities.

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the underlying funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

     - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES (A)                                    CLASS 1   CLASS 3
-----------------------------                                    -------   -------
Management fee                                                    0.05%     0.05%
Distribution and service (12b-1) fees                             0.05%     0.55%
Other expenses                                                    0.02%     0.29%
Total fund operating expenses                                     0.12%     0.89%
Contractual expense reimbursement (at least until 11-1-06) (b)     N/A      0.27%
Net fund operating expenses                                       0.12%     0.62%
Estimated underlying fund expenses (c)                            0.89%     0.89%
Net fund operating expenses and underlying fund expenses          1.01%     1.51%

----------
(a)  Based on estimated expenses for the current fiscal year.

(b) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for Class 3 shares to the extent of all transfer agency fees, blue sky fees and printing and postage expenses attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter may be terminated by the Adviser at any time.

(c) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
--------   ------   ------   ------   -------
Class 1     $103     $322     $558     $1,236
Class 3     $154     $534     $939     $2,072

FUND CODES

CLASS 1   Ticker              JILGX
          CUSIP               47803V341
          Newspaper
          SEC number          811-21779
          JH II fund number

CLASS 3   Ticker
          CUSIP
          Newspaper
          SEC number          811-21779
          JH II fund number

LIFESTYLE BALANCED PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 60% of its assets in underlying funds which invest primarily in equity securities and approximately 40% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of assets in equity funds and 40% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in equity securities and fixed-income securities, including foreign securities.

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the underlying funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

     - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES (A)                                    CLASS 1   CLASS 3
-----------------------------                                    -------   -------
Management fee                                                    0.05%     0.05%
Distribution and service (12b-1) fees                             0.05%     0.55%
Other expenses                                                    0.02%     0.29%
Total fund operating expenses                                     0.12%     0.89%
Contractual expense reimbursement (at least until 11-1-06) (b)     N/A      0.27%
Net fund operating expenses                                       0.12%     0.62%
Estimated underlying fund expenses (c)                            0.84%     0.84%
Net fund operating expenses and underlying fund expenses          0.96%     1.46%

----------
(a)  Based on estimated expenses for the current fiscal year.

(b) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for Class 3 shares to the extent of all transfer agency fees, blue sky fees and printing and postage expenses attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter may be terminated by the Adviser at any time.

(c) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
--------   ------   ------   ------   -------
Class 1     $ 98     $306     $531     $1,178
Class 3     $149     $519     $913     $2,019

FUND CODES

CLASS 1   Ticker              JILBX
          CUSIP               47803V499
          Newspaper
          SEC number          811-21779
          JH II fund number

CLASS 3   Ticker
          CUSIP
          Newspaper
          SEC number          811-21779
          JH II fund number

LIFESTYLE MODERATE PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 40% of its assets in underlying funds which invest primarily in equity securities and approximately 60% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity funds and 60% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 50/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities.

     - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the underlying funds, the more sensitive the fund is to interest rate risk.

     - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the underlying funds may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

     - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES (A)                                    CLASS 1   CLASS 3
-----------------------------                                    -------   -------
Management fee                                                    0.05%     0.05%
Distribution and service (12b-1) fees                             0.05%     0.55%
Other expenses                                                    0.02%     0.29%
Total fund operating expenses                                     0.12%     0.89%
Contractual expense reimbursement (at least until 11-1-06) (b)     N/A      0.27%
Net fund operating expenses                                       0.12%     0.62%
Estimated underlying fund expenses (c)                            0.80%     0.80%
Net fund operating expenses and underlying fund expenses          0.92%     1.42%

----------
(a)  Based on estimated expenses for the current fiscal year.

(b) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for Class 3 shares to the extent of all transfer agency fees, blue sky fees and printing and postage expenses attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter may be terminated by the Adviser at any time.

(c) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
--------   ------   ------   ------   -------
Class 1     $ 94     $293     $509     $1,131
Class 3     $145     $506     $892     $1,975

FUND CODES

CLASS 1   Ticker               JILMX
          CUSIP               47803V267
          Newspaper
          SEC number          811-21779
          JH II fund number

CLASS 3   Ticker
          CUSIP
          Newspaper
          SEC number          811-21779
          JH II fund number

LIFESTYLE CONSERVATIVE PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 20% of its assets in underlying funds which invest primarily in equity securities and approximately 80% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its investment allocation of approximately 20% of assets in equity funds and 80% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 30/70% or 10%/90%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities.

     - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the underlying funds, the more sensitive the fund is to interest rate risk.

     - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the underlying fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

     - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES (A)                                    CLASS 1   CLASS 3
-----------------------------                                    -------   -------
Management fee                                                    0.05%     0.05%
Distribution and service (12b-1) fees                             0.05%     0.55%
Other expenses                                                    0.02%     0.29%
Total fund operating expenses                                     0.12%     0.89%
Contractual expense reimbursement (at least until 11-1-06) (b)     N/A      0.27%
Net fund operating expenses                                       0.12%     0.62%
Estimated underlying fund expenses (c)                            0.76%     0.76%
Net fund operating expenses and underlying fund expenses          0.88%     1.38%

----------
(a)  Based on estimated expenses for the current fiscal year.

(b) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for Class 3 shares to the extent of all transfer agency fees, blue sky fees and printing and postage expenses attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter may be terminated by the Adviser at any time.

(c) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after any contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
--------   ------   ------   ------   -------
Class 1     $ 90     $281     $488     $1,084
Class 3     $141     $494     $872     $1,932

FUND CODES

CLASS 1   Ticker              JILCX
          CUSIP               47803V424
          Newspaper
          SEC number          811-21779
          JH II fund number

CLASS 3   Ticker
          CUSIP
          Newspaper
          SEC number          811-21779
          JH II fund number

YOUR ACCOUNT

CLASS 1 AND CLASS 3 SHARES

The Class 1 and Class 3 shares of the Lifestyle Portfolios are sold without any front-end or deferred sales charges. Each share class has a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares and for shareholder and administrative services.

CLASS 1

-    Distribution and service (12b-1) fees of 0.05%.

Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any group annuity contract which may use the Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

CLASS 3

-    Distribution and service (12b-1) fees of 0.55%.

Class 3 shares are sold only to qualified retirement plans that have entered into an agreement with John Hancock Distributors LLC for a program of qualified plan services called John Hancock Retirement Select.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any qualified plan which may use the Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12b-1 fees. Rule 12b-1 fees will be paid to the Fund's distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structures, may be offered in separate prospectuses.

Your broker-dealer receives a percentage of these sales charges and fees. In addition, the Distributor may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information ("SAI").

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for each Lifestyle Portfolio and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for each Lifestyle Portfolio is calculated based upon the NAVs of the underlying funds in which it invests. The prospectuses for the underlying funds explain the circumstances under which those funds use fair-value pricing and the effects of doing so.

PURCHASE AND REDEMPTION PRICES When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after receipt of your request in good order.

In unusual circumstances, any fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

EXCESSIVE TRADING The funds of John Hancock Funds II are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS Purchases and exchanges should be made primarily for investment purposes. John Hancock Funds II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

EXCHANGE LIMITATION POLICIES The Board of Trustees of John Hancock Funds II has adopted the following policies and procedures by which the Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

LIMITATION ON EXCHANGE ACTIVITY The Fund, through its agents, undertakes to use its best efforts to exercise the Fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

LIMITATION ON THE ABILITY TO DETECT AND CURTAIL EXCESSIVE TRADING PRACTICES Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage a fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Fund.

EXCESSIVE TRADING RISK To the extent that the Fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.


While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:



     - A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage). The following funds have significant investments in small or mid-capitalization stocks:
          Emerging Growth, Emerging Small Company, Small Cap Growth, Small Cap Opportunities, Small Cap, Small Cap Value, Small Company, Small Company Growth, Small Company Value, Special Value, Value Opportunities, Dynamic Growth, Growth Opportunities, Mid Cap Core, Mid Cap Stock, Mid Cap Value, Quantitative Mid Cap, Value and Vista Funds.



     - A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. The following funds have significant investments in foreign securities: Global, International Growth, International Opportunities, International Small Cap, International Stock, International Value, Pacific Rim and Vista Funds.



     - A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities. The following funds have significant investments in junk bonds: High Yield, Spectrum Income and U.S. High Yield Funds.


Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

DIVIDENDS AND ACCOUNT POLICIES

DIVIDENDS The funds generally declare income dividends daily and pay them annually. Your income dividends begin accruing the day after payment is received by a fund and continue through the day your shares are actually sold. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year.

ACCOUNT STATEMENTS The Fund will provide account statements and other account information to shareholders as provided in participation agreements with the insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

FUND SECURITIES The Fund's portfolio securities disclosure policy can be found in the SAI and on the Fund's Web site at www._________. The Fund's Web site also lists fund holdings. Portfolio holding information is posted on the Fund's Web site each month on a one month lag and is available on the Fund's Web site until the Fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the Fund's Web site.

INFORMATION ABOUT THE UNDERLYING FUNDS

RISKS OF INVESTING IN UNDERLYING FUNDS

By owning shares of underlying funds, each of the Lifestyle Portfolios indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies, and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives.

EQUITY SECURITIES

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an underlying fund could decline if the financial condition of the companies the fund invests in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FIXED-INCOME SECURITIES

Fixed-income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after an underlying fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Underlying funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

INVESTMENT GRADE FIXED-INCOME SECURITIES IN THE LOWEST RATING CATEGORY

Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

LOWER RATED FIXED-INCOME SECURITIES

Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

General Risks

     - Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

     - Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

     - Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

     - Dependence on Subadviser's Own Credit Analysis. While a subadviser to an underlying fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed-Income Securities

Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed-Income
Securities

Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

SMALL AND MEDIUM SIZE COMPANIES

Small or Unseasoned Companies

     - Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

     - Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

     - Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

     - Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

     - Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

     - Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

FOREIGN SECURITIES

The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

     - Currency Fluctuations. Investments in foreign securities may cause an underlying fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the fund could still lose money.

     - Political and Economic Conditions. Investments in foreign securities subject an underlying fund to the political or economic conditions of the foreign country. These conditions could cause fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the fund from selling its investment and taking the money out of the country.

     - Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, an underlying fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

     - Nationalization of Assets. Investments in foreign securities subject an underlying fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

     - Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the underlying fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

     - Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for an underlying fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

Individual underlying funds may be authorized to use a variety of investment strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the fund. Hedging refers to protecting against possible changes in the market value of securities a fund already owns or plans to buy or protecting unrealized gains in the fund's portfolio. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions which may be used are described below:

     - exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments,

     -    financial futures contracts (including stock index futures),

     -    interest rate transactions*, and

     -    currency transactions**

Collectively, these transactions are referred to in this prospectus as "Hedging and Other Strategic Transactions." The description in the prospectus for the underlying funds indicates which, if any, of these types of transactions may be used by the funds.

* A fund's interest rate transactions may take the form of swaps, caps, floors and collars.

** A fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Hedging and Other Strategic Transactions may be used for the following purposes:

     - to attempt to protect against possible changes in the market value of securities held or to be purchased by a fund resulting from securities markets or currency exchange rate fluctuations,

     -    to protect a fund's unrealized gains in the value of its securities,

     -    to facilitate the sale of a fund's securities for investment purposes,

     -    to manage the effective maturity or duration of a fund's securities or

     - to establish a position in the derivatives markets as a substitute for purchasing or selling securities in a particular market.

     - to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The ability of an underlying fund to utilize Hedging and Other Strategic Transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a fund's portfolio securities. While a subadviser will only use Hedging and Other Strategic Transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the CFTC and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information.

DESCRIPTION OF UNDERLYING FUNDS

The Lifestyle Portfolios may invest in any of the underlying funds. The following tables set forth, separately for the fixed-income underlying funds of John Hancock Funds II and the equity underlying funds of each of John Hancock Funds II and John Hancock Funds III: (i) the names of the underlying funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the underlying funds for the current fiscal year; and (iii) brief descriptions of the underlying funds' investment goals and principal strategies. Additional investment practices are described in the Fund's Statement of Additional Information and in the prospectuses for the underlying funds.

FIXED-INCOME UNDERLYING FUNDS - JOHN HANCOCK FUNDS II

                           ESTIMATED
FUND AND SUBADVISER(S)   EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
ACTIVE BOND FUND                     0.67%       Seeks income and capital appreciation by investing
Declaration Management &                         at least 80% of its assets in a diversified mix of
Research LLC and                                 debt securities and instruments.
John Hancock Advisers, LLC

BOND INDEX FUND                      0.94%       Seeks to track the performance of the Lehman
Declaration Management &                         Brothers Aggregate Index* (which represents the
Research LLC                                     U.S. investment grade bond market). The fund
                                                 normally invests at least 80% of its assets in
                                                 securities listed in this Index. The fund is an
                                                 intermediate-term bond fund of high and medium
                                                 credit quality.

CORE BOND FUND                       0.75%       Seeks total return consisting of income and capital
Wells Fargo Fund                                 appreciation by normally investing in a broad range
Management, LLC                                  of investment-grade debt securities. The subadviser
                                                 invests in debt securities that it believes offer
                                                 attractive yields and are undervalued relative to
                                                 issues of similar credit quality and interest rate
                                                 sensitivity. From time to time, the fund may also
                                                 invest in unrated bonds believed to be comparable
                                                 to investment-grade debt securities. Under normal
                                                 circumstances, the subadviser expects to maintain
                                                 an overall effective duration range between 4 and 5
                                                 1/2 years.

GLOBAL BOND FUND                     0.78%       Seeks to realize maximum total return, consistent
Pacific Investment                               with preservation of capital and prudent investment
Management Company                               management by investing primarily in fixed-income
                                                 securities denominated in major foreign currencies,
                                                 baskets of foreign currencies (such as the ECU) and
                                                 the U.S. dollar.

HIGH YIELD FUND                      0.72%       Seeks to realize an above-average total return over
Salomon Brothers Asset                           a market cycle of three to five years, consistent
Management Inc                                   with reasonable risk, by investing primarily in
                                                 high yield debt securities, including corporate
                                                 bonds and other fixed-income securities.

INVESTMENT QUALITY BOND              0.70%       Seeks a high level of current income consistent
FUND                                             with the maintenance of principal and liquidity by
Wellington Management                            investing in a diversified portfolio of investment
Company, LLP                                     grade bonds, focusing on corporate bonds and U.S.
                                                 Government bonds with intermediate to longer term
                                                 maturities. The fund may also invest up to 20% of
                                                 its assets in non-investment grade fixed income
                                                 securities.

REAL RETURN BOND FUND                0.75%       Seeks maximum return, consistent with preservation
Pacific Investment                               of capital and prudent investment management, by
Management Company                               normally investing at least 80% of its net assets
                                                 in inflation-indexed bonds of varying maturities
                                                 issued by the U.S. and non-U.S. governments and by
                                                 corporations.

SHORT-TERM BOND FUND                 1.06%       Seeks income and capital appreciation by investing
Declaration Management                           at least 80% of its assets in a diversified mix of
& Research LLC                                   debt securities and instruments.

SPECTRUM INCOME FUND                 0.80%       Seeks a high level of current income with moderate
T. Rowe Price Associates,                        share price fluctuation. The fund diversifies its
Inc.                                             assets widely among market segments and seeks to
                                                 maintain broad exposure to several markets in an
                                                 attempt to reduce the impact of markets that are
                                                 declining and to benefit from good performance in
                                                 particular segments over time. The fund normally
                                                 invests in domestic and international bonds,
                                                 income-oriented stocks, short-term securities,
                                                 mortgage-backed securities and U.S. Government
                                                 securities. The fund may invest in high yield
                                                 fixed-income securities (commonly known as "junk
                                                 bonds").

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
STRATEGIC BOND FUND                  0.75%       Seeks a high level of total return consistent with
Salomon Brothers Asset                           preservation of capital by giving its subadviser
Management Inc                                   broad discretion to deploy the fund's assets among
                                                 certain segments of the fixed income market in the
                                                 manner the subadviser believes will best contribute
                                                 to achieving the fund's investment goal.

STRATEGIC INCOME FUND                1.15%       Seeks a high level of current income by normally
John Hancock Advisers, LLC                       investing primarily in: foreign government and
                                                 corporate debt securities from developed and
                                                 emerging markets; U.S. Government and agency
                                                 securities; and U.S. high yield bonds.

TOTAL RETURN FUND                    0.75%       Seeks to realize maximum total return, consistent
Pacific Investment                               with preservation of capital and prudent investment
Management Company                               management, by normally investing at least 65% of
                                                 its assets in a diversified portfolio of fixed
                                                 income securities of varying maturities. The
                                                 average portfolio duration will normally vary
                                                 within a three- to six-year time frame based on the
                                                 subadviser's forecast for interest rates.

U.S. GOVERNMENT                      0.69%       Seeks a high level of current income, consistent
SECURITIES FUND                                  with preservation of capital and maintenance of
Salomon Brothers Asset                           liquidity, by investing in debt obligations and
Management Inc                                   mortgage-backed securities issued or guaranteed by
                                                 the U.S. Government, its agencies or
                                                 instrumentalities and derivative securities such as
                                                 collateralized mortgage obligations backed by such
                                                 securities.

U.S. HIGH YIELD BOND FUND            0.82%       Seeks total return with a high level of current
Wells Fargo Fund                                 income by normally investing primarily in below
Management, LLC                                  investment-grade debt securities (commonly known as
                                                 "junk bonds" or high yield securities). The fund
                                                 also invests in corporate debt securities and may
                                                 buy preferred and other convertible securities and
                                                 bank loans.

EQUITY UNDERLYING FUNDS - JOHN HANCOCK FUNDS II

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
500 INDEX FUND                       0.50%       Seeks to approximate the aggregate total return of
MFC Global Investment                            a broad U.S. domestic equity market index by
Management (U.S.A.)                              attempting to track the performance of the S&P 500
Limited                                          Composite Stock Price Index*.

ALL CAP CORE FUND                    0.93%       Seeks long-term growth of capital by investing
Deutsche Asset                                   primarily in common stocks and other equity
Management Inc.                                  securities within all asset classes (small, mid and
                                                 large cap), primarily those within the Russell 3000
                                                 Index

ALL CAP GROWTH FUND                  0.95%       Seeks long-term capital appreciation by normally
AIM Capital                                      investing the its assets principally in common
Management, Inc.                                 stocks of companies that are likely to benefit from
                                                 new or innovative products, services or processes,
                                                 as well as those that have experienced above
                                                 average, long-term growth in earnings and have
                                                 excellent prospects for future growth.

ALL CAP VALUE FUND                   0.89%       Seeks capital appreciation by investing in equity
Lord, Abbett & Co                                securities of U.S. and multinational companies in
                                                 all capitalization ranges that the subadviser
                                                 believes are undervalued.

BLUE CHIP GROWTH FUND                0.85%       Seeks to achieve long-term growth of capital
T. Rowe Price                                    (current income is a secondary objective) by
Associates, Inc.                                 normally investing at least 80% of its total assets
                                                 in the common stocks of large and medium-sized blue
                                                 chip growth companies. Many of the stocks in the
                                                 portfolio are expected to pay dividends.

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
CAPITAL APPRECIATION FUND            0.90%       Seeks long-term capital growth by investing at
Jennison Associates LLC                          least 65% of its total assets in equity-related
                                                 securities of companies that exceed $1 billion in
                                                 market capitalization and that the subadviser
                                                 believes have above-average growth prospects. These
                                                 companies are generally medium-to-large
                                                 capitalization companies.

CLASSIC VALUE FUND                   1.23%       Seeks long-term growth of capital by normally
Pzena Investment                                 investing at least 80% of its net assets in
Management, LLC.                                 domestic equity securities. The subadviser seeks to
                                                 identify companies that it believes are currently
                                                 undervalued relative to the market, based on
                                                 estimated future earnings and cash flow.

CORE EQUITY FUND                     0.84%       Seeks long-term capital growth by normally
Legg Mason Funds                                 investing primarily in equity securities that, in
Management, Inc.                                 the subadviser's opinion, offer the potential for
                                                 capital growth. The subadviser seeks to purchase
                                                 securities at large discounts to the subadviser's
                                                 assessment of their intrinsic value.

DYNAMIC GROWTH FUND                  1.13%       Seeks long-term growth of capital by investing in
Deutsche Asset                                   stocks and other equity securities of medium-sized
Management Inc.                                  U.S. companies with strong growth potential.

EMERGING GROWTH FUND                 0.87%       Seeks superior long-term rates of return through
MFC Global Investment                            capital appreciation by normally investing
Management (U.S.A.)                              primarily in high quality securities and
Limited                                          convertible instruments of small-cap U.S.
                                                 companies.

EMERGING SMALL COMPANY               1.06%       Seeks long-term growth of capital by normally
FUND                                             investing at least 80% of its net assets (plus any
Franklin Advisers, Inc.                          borrowings for investment purposes) in common stock
                                                 equity securities of companies with market
                                                 capitalizations that approximately match the range
                                                 of capitalization of the Russell 2000 Growth Index*
                                                 ("small cap stocks") at the time of purchase.

EQUITY-INCOME FUND                   0.85%       Seeks to provide substantial dividend income and
T. Rowe Price Associates,                        also long-term capital appreciation by investing
Inc.                                             primarily in dividend-paying common stocks,
                                                 particularly of established companies with
                                                 favorable prospects for both increasing dividends
                                                 and capital appreciation.

FINANCIAL SERVICES FUND              1.09%       Seeks growth of capital by normally investing at
Davis Advisors                                   least 80% of the its net assets (plus any
                                                 borrowings for investment purposes) in companies
                                                 principally engaged in financial services. A
                                                 company is "principally engaged" in financial
                                                 services if it owns financial services-related
                                                 assets constituting at least 50% of the value of
                                                 its total assets, or if at least 50% of its
                                                 revenues are derived from its provision of
                                                 financial services.

FUNDAMENTAL VALUE FUND               0.82%       Seeks growth of capital by normally investing
Davis Advisors                                   primarily in common stocks of U.S. companies with
                                                 market capitalizations of at least $5 billion that
                                                 the subadviser believes are undervalued. The fund
                                                 may also invest in U.S. companies with smaller
                                                 capitalizations.

GLOBAL ALLOCATION FUND               1.14%       Seeks total return, consisting of long-term capital
UBS Global Asset                                 appreciation and current income, by investing in
Management                                       equity and fixed income securities of issuers
                                                 located within and outside the U.S.

GLOBAL FUND                          1.04%       Seeks long-term capital appreciation by normally
Templeton Global Advisors                        investing at least 80% of its net assets (plus any
Limited                                          borrowings for investment purposes) in equity
                                                 securities of companies located anywhere in the
                                                 world, including emerging markets.

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
GROWTH & INCOME FUND                 0.75%       Seeks to achieve a high total return by
Grantham, Mayo, Van                              outperforming its benchmark, the S&P 500 Index. The
Otterloo & Co. LLC                               fund normally invests at least 80% of its assets in
                                                 investments tied economically to the U.S. and
                                                 typically makes equity investments in larger
                                                 capitalized U.S. companies to gain broad exposure
                                                 to the U.S. equity market.

GROWTH FUND                          0.85%       Seeks long-term capital growth by seeking to
Grantham, Mayo, van                              outperform its benchmark, the Russell 1000 Growth
Otterloo & Co. LLC                               Index. The fund typically makes equity investments
                                                 in U.S. companies whose stocks are included in the
                                                 Russell 1000 Index, or in companies with size and
                                                 growth characteristics similar to those of
                                                 companies with stocks in the Index.

GROWTH OPPORTUNITIES FUND            0.87%       Seeks long-term capital growth by seeking to
Grantham, Mayo,                                  outperform its benchmark, the Russell 2500 Growth
Van Otterloo & Co. LLC                           Index. The fund typically makes equity investments
                                                 in companies whose stocks are included in the
                                                 Russell 2500 Index, or in companies with total
                                                 market capitalizations similar such companies
                                                 ("small cap companies"). The fund normally invests
                                                 at least 80% of its assets in investments in small
                                                 cap companies.

HEALTH SCIENCES FUND                 1.20%       Seeks long-term capital appreciation by normally
T. Rowe Price Associates,                        investing at least 80% of its net assets (plus any
Inc.                                             borrowings for investment purposes) in common
                                                 stocks of companies engaged in the research,
                                                 development, production, or distribution of
                                                 products or services related to health care,
                                                 medicine, or the life sciences (collectively,
                                                 "health sciences").

INTERNATIONAL EQUITY                 0.63%       Seeks to track the performance of broad-based
INDEX FUND                                       equity indices of foreign companies in developed
SSgA Funds                                       and emerging markets by attempting to track the
Management, Inc.                                 performance of the MSCI All Country World ex-US
                                                 Index*.

INTERNATIONAL GROWTH FUND            1.03%       Seeks long term capital appreciation by seeking
Grantham, Mayo,                                  to outperform its benchmark, the S&P/Citigroup
Van Otterloo & Co. LLC                           Primary Market Index ("PMI") Europe, Pacific,
                                                 Asia Composite ("EPAC") Growth Style Index. The
                                                 fund typically invests in a diversified portfolio
                                                 of equity investments from developed markets
                                                 throughout the world.

INTERNATIONAL                        1.11%       Seeks long-term growth of capital by normally
OPPORTUNITIES FUND                               investing at least 65% of its assets in common
Marsico Capital                                  stocks of foreign companies selected for their
Management, LLC                                  long-term growth potential. The fund may invest in
                                                 companies of any size throughout the world and
                                                 normally invests in issuers from at least three
                                                 different countries not including the U.S. It may
                                                 invest in common stocks of companies operating in
                                                 emerging markets.

INTERNATIONAL SMALL CAP              1.08%       Seeks capital appreciation by investing primarily
FUND                                             in the common stock of companies located outside
Templeton Investment                             the U.S. which have total stock market
Counsel, Inc.                                    capitalization or annual revenues of $1.5 billion
                                                 or less ("small company securities").

INTERNATIONAL STOCK  FUND            1.02%       Seeks to achieve high total return by outperforming
Grantham, Mayo,                                  its benchmark, the MSCI EAFE Index. The fund
Van Otterloo & Co. LLC                           normally invests 80% of its assets in equity
                                                 securities and typically invests in a diversified
                                                 mix of equity investments from developed markets
                                                 other than the U.S.

INTERNATIONAL VALUE FUND             0.93%       Seeks long-term growth of capital by normally
Templeton Investment                             investing primarily in equity securities of
Counsel, Inc.                                    companies located outside the U.S., including
                                                 emerging markets.

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
INTRINSIC VALUE FUND                 0.83%       Seeks long-term capital growth by seeking to
Grantham, Mayo,                                  outperform its benchmark, the Russell 1000 Value
Van Otterloo & Co. LLC                           Index. The fund typically makes equity investments
                                                 in U.S. companies whose stocks are included in the
                                                 Russell 1000 Index, or in companies with size and
                                                 growth characteristics similar to those of
                                                 companies with stocks in the Index.

LARGE CAP FUND                       0.93%       Seeks to maximize total return, consisting of
UBS Global Asset                                 capital appreciation and current income, by
Management                                       normally investing at least 80% of its net assets
                                                 (plus borrowings for investment purposes, if any)
                                                 in equity securities of U.S. large capitalization
                                                 companies.

LARGE CAP GROWTH FUND                0.95%       Seeks long-term growth of capital by normally
Fidelity Management                              investing at least 80% of its net assets (plus any
& Research Company                               borrowings for investment purposes) in equity
                                                 securities of companies with large market
                                                 capitalizations.

LARGE CAP VALUE FUND                 0.94%       Seeks long-term growth of capital by normally
Mercury Advisors                                 investing, primarily in a diversified portfolio of
                                                 equity securities of large cap companies located in
                                                 the U.S.

MANAGED FUND                         1.16%       Seeks income and long-term capital appreciation by
Grantham, Mayo,                                  investing primarily in a diversified mix of: (a)
Van Otterloo & Co. LLC                           common stocks of large and mid sized U.S.
and Declaration                                  companies; and (b) bonds with an overall
Management                                       intermediate term average maturity. The fund
& Research LLC                                   employs a multi-manager approach with two
                                                 subadvisers, each of which employs its own
                                                 investment approach and independently manages its
                                                 portion of the fund's portfolio.

MID CAP CORE FUND                    0.93%       Seeks long-term growth of capital by normally
AIM Capital                                      investing at least 80% of its assets in equity
Management, Inc.                                 securities, including convertible securities, of
                                                 mid-capitalization companies.


MID CAP INDEX FUND                   0.54%       Seeks to approximate the aggregate total return of
MFC Global Investment                            a mid cap U.S. domestic equity market index by
Management (U.S.A.)                              attempting to track the performance of the S&P Mid
Limited                                          Cap 400 Index*.

MID CAP STOCK FUND                   0.90%       Seeks long-term growth of capital by normally
Wellington Management                            investing at least 80% of its net assets (plus any
Company, LLP                                     borrowings for investment purposes) in equity
                                                 securities of medium-sized companies with
                                                 significant capital appreciation potential. The
                                                 fund tends to invest in companies having market
                                                 capitalizations similar to those of companies
                                                 included in the Russell Mid Cap Index.

MID CAP VALUE FUND                   0.90%       Seeks capital appreciation by normally investing at
Lord, Abbett & Co                                least 80% of its net assets (plus any borrowings
                                                 for investment purposes) in mid-sized companies,
                                                 with market capitalizations of roughly $500 million
                                                 to $10 billion.

NATURAL RESOURCES FUND               1.06%       Seeks long-term total return by normally investing
Wellington Management                            primarily in equity and equity-related securities
Company, LLP                                     of natural resource-related companies worldwide.

PACIFIC RIM FUND                     1.13%       Seeks long-term growth of capital by investing in a
MFC Global Investment                            diversified portfolio comprised primarily of common
Management (U.S.A.)                              stocks and equity-related securities of
Limited                                          corporations domiciled in countries in the Pacific
                                                 Rim region.

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
QUANTITATIVE ALL CAP FUND            0.78%       Seeks long-term growth of capital by normally
MFC Global Investment                            investing primarily in equity securities of U.S.
Management (U.S.A.)                              companies. The fund will generally focus on equity
Limited                                          securities of U.S. companies across the three
                                                 market capitalization ranges of large, mid and
                                                 small.

QUANTITATIVE MID CAP FUND            0.82%       Seeks long-term growth of capital by normally
MFC Global Investment                            investing at least 80% of its total assets (plus
Management (U.S.A.)                              any borrowings for investment purposes) in U.S.
Limited                                          mid-cap stocks, convertible preferred stocks,
                                                 convertible bonds and warrants.

QUANTITATIVE VALUE FUND              0.76%       Seeks long-term capital appreciation by investing
MFC Global Investment                            primarily in large-cap U.S. securities with the
Management (U.S.A.)                              potential for long-term growth of capital.
Limited

REAL ESTATE SECURITIES               0.74%       Seeks to achieve a combination of long-term capital
FUND                                             appreciation and current income by normally
Deutsche Asset                                   investing at least 80% of its net assets (plus any
Management Inc.                                  borrowings for investment purposes) in equity
                                                 securities of real estate investment trusts
                                                 ("REITs") and real estate companies.

SCIENCE & TECHNOLOGY FUND            1.12%       Seeks long-term growth of capital by normally
T. Rowe Price Associates,                        investing at least 80% of its net assets (plus any
Inc.                                             borrowings for investment purposes) in common
                                                 stocks of companies expected to benefit from the
                                                 development, advancement, and use of science and
                                                 technology. Current income is incidental to the
                                                 fund's objective.

SMALL CAP FUND                       0.92%       Seeks maximum capital appreciation consistent with
Independence Investment                          reasonable risk to principal by normally investing
LLC                                              at least 80% of its net assets in equity securities
                                                 of companies whose market capitalizations are under
                                                 $2 billion.

SMALL CAP GROWTH FUND                1.54%       Seeks long-term capital appreciation by normally
Wellington Management                            investing primarily in small-cap companies believed
Company, LLP                                     to offer above average potential for growth in
                                                 revenues and earnings.

SMALL CAP INDEX FUND                 0.54%       Seeks to approximate the aggregate total return of
MFC Global Investment                            a small cap U.S. domestic equity market index by
Management (U.S.A.)                              attempting to track the performance of the Russell
Limited                                          2000 Index.*

SMALL CAP OPPORTUNITIES              1.06%       Seeks long-term capital appreciation by normally
FUND                                             investing at least 80% of its assets in equity
Munder Capital                                   securities of companies with market capitalizations
Management                                       within the range of the companies in the Russell
                                                 2000 Index.

SMALL CAP VALUE FUND                 1.54%       Seeks long-term capital appreciation by normally
Wellington Management                            investing at least 80% of its assets in small-cap
Company, LLP                                     companies that are believed to be undervalued by
                                                 various measures and to offer good prospects for
                                                 capital appreciation.

SMALL COMPANY FUND                   1.13%       Seeks long-term capital growth by normally
American Century                                 investing primarily in equity securities of
Investment                                       smaller-capitalization U.S. companies. The
Management, Inc.                                 subadviser uses quantitative, computer-driven
                                                 models to construct the fund's portfolio of stocks.

                                  ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
SMALL COMPANY GROWTH FUND            1.15%       Seeks long-term growth of capital by normally
AIM Capital Management, Inc.                     investing at least 80% of its assets in securities
                                                 of small-capitalization companies. The subadviser
                                                 seeks to identify those companies that have strong
                                                 earnings momentum or demonstrate other potential
                                                 for growth of capital.

SMALL COMPANY VALUE FUND             1.08%       Seeks long-term growth of capital by investing
T. Rowe Price Associates, Inc.                   primarily in small companies whose common stocks
                                                 are believed to be undervalued. The fund will
                                                 normally invest at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in
                                                 companies with market capitalizations that do not
                                                 exceed the maximum market capitalization of any
                                                 security in the Russell 2000 Index at the time of
                                                 purchase.

SPECIAL VALUE FUND                   1.08%       Seeks long-term capital growth by normally
Salomon Brothers Asset                           investing at least 80% of its net assets in common
Management Inc                                   stocks and other equity securities of companies
                                                 whose market capitalizations at the time of
                                                 investment are no greater than the market
                                                 capitalization of companies in the Russell 2000
                                                 Value Index.

STRATEGIC VALUE FUND                 0.94%       Seeks capital appreciation by normally investing at
Massachusetts Financial                          least 65% of its net assets in common stocks and
Services Company                                 related securities of companies which the
                                                 subadviser believes are undervalued in the market
                                                 relative to their long term potential.

TOTAL STOCK MARKET INDEX FUND        0.54%       Seeks to approximate the aggregate total return of
MFC Global Investment                            a broad U.S. domestic equity market index by
Management (U.S.A.) Limited                      attempting to track the performance of the Wilshire
                                                 5000 Equity Index.*

U.S. GLOBAL LEADERS GROWTH           0.78%       Seeks long-term growth of capital by normally
FUND                                             investing primarily in common stocks of "U.S.
Sustainable Growth                               Global Leaders" as determined by the subadviser.
Advisers, L.P.

U.S. MULTI SECTOR FUND               0.81%       Seeks long term capital appreciation.
Grantham, Mayo, Van Otterloo                     The fund normally invests in securities in the
& Co. LLC                                        Wilshire 5000 Index, an independently maintained
                                                 index which measures the performance of all equity
                                                 securities (with readily available price data) of
                                                 issuers with headquarters in the U.S. The fund
                                                 normally invests at least 80% of its assets in
                                                 investments tied economically to the U.S.

UTILITIES FUND                       1.14%       Seeks capital growth and current income (income
Massachusetts Financial                          above that available from a portfolio invested
Services Company                                 entirely in equity securities) by normally
                                                 investing at least 80% of its net assets (plus any
                                                 borrowings for investment purposes) in equity and
                                                 debt securities of domestic and foreign companies
                                                 in the utilities industry.

VALUE & RESTRUCTURING FUND           0.90%       Seeks long-term capital appreciation by investing
United States Trust Company                      primarily (at least 65% of its assets) in common
                                                 stocks of U.S. and, to a lesser extent, foreign
                                                 companies whose share prices, in the opinion of the
                                                 subadviser, do not reflect the economic value of
                                                 company assets, but where the subadviser believes
                                                 restructuring efforts or industry consolidation
                                                 will serve to highlight true company values. The
                                                 subadviser looks for companies as to which
                                                 restructuring activities, such as consolidations,
                                                 outsourcing, spin-offs or reorganizations
                                                 (including companies that have filed for protection
                                                 from creditors under the U.S. Bankruptcy Code),
                                                 will offer significant value to the issuer and
                                                 increase its investment potential.

VALUE FUND                           0.86%       Seeks to realize an above-average total return over
Van Kampen                                       a market cycle of three to five years, consistent
                                                 with reasonable risk, by investing primarily in
                                                 equity securities of companies with capitalizations
                                                 similar to the market capitalizations of companies
                                                 in the Russell Midcap Value Index.

                                  ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
VALUE OPPORTUNITIES FUND             0.88%       Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo                     outperform its benchmark, the Russell 2500 Value
& Co. LLC                                        Index. The fund typically makes equity investments
                                                 in companies whose stocks are included in the
                                                 Russell 2500 Index, or in companies with total
                                                 market capitalizations similar such companies
                                                 ("small cap companies"). The fund normally invests
                                                 at least 80% of its assets in securities of small
                                                 cap companies.

VISTA FUND                           0.97%       Seeks long-term capital growth by normally
American Century Investment                      investing in common stocks of U.S. and foreign
Management, Inc.                                 companies that are medium-sized and smaller at the
                                                 time of purchase. The fund also may invest in
                                                 domestic and foreign preferred stocks, convertible
                                                 debt securities, equity-equivalent securities,
                                                 non-leveraged futures contracts and options, notes,
                                                 bonds and other debt securities. The subadviser
                                                 looks for stocks of medium-sized and smaller
                                                 companies it believes will increase in value over
                                                 time, using a proprietary investment strategy.

EQUITY UNDERLYING FUNDS - JOHN HANCOCK FUNDS III

                                   ESTIMATED
FUND AND SUBADVISER              EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
-------------------              -------------   ---------------------------
ACTIVE VALUE FUND                    0.90%       Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo                     outperform its benchmark, the Russell 1000 Value
& Co. LLC                                        Index. The fund typically makes equity investments
                                                 in U.S. companies whose stocks are included in the
                                                 Russell 1000 Index, or in companies with size and
                                                 value characteristics similar to those of companies
                                                 with stocks in the Index.

GLOBAL FUND                          1.17%       Seeks to achieve high total return by seeking to
Grantham, Mayo, Van Otterloo                     outperform its benchmark, the S&P/Citigroup Primary
& Co. LLC                                        Market Index ("PMI") World Growth Index. The fund
                                                 typically invests in a diversified portfolio of
                                                 equity investments from the world's developed
                                                 markets.

GROWTH FUND                          0.90%       Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo                     outperform its benchmark, the Russell 1000 Growth
& Co. LLC                                        Index. The fund typically makes equity investments
                                                 in U.S. companies whose stocks are included in the
                                                 Russell 1000 Index, or in companies with size and
                                                 growth characteristics similar to those of
                                                 companies with stocks in the Index.

GROWTH OPPORTUNITIES FUND            0.88%       Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo                     outperform its benchmark, the Russell 2500 Growth
& Co. LLC                                        Index. The fund typically makes equity investments
                                                 in companies whose stocks are included in the
                                                 Russell 2500 Index, or in companies with total
                                                 market capitalizations similar such companies
                                                 ("small cap companies"). The fund normally invests
                                                 at least 80% of its assets in investments in small
                                                 cap companies.

INTERNATIONAL CORE FUND              1.05%       Seeks to achieve high total return by seeking to
Grantham, Mayo, Van Otterloo                     outperform its benchmark, the MSCI EAFE Index. The
& Co. LLC                                        fund normally invests 80% of its assets in equity
                                                 securities and typically invests in a diversified
                                                 mix of equity investments from developed markets
                                                 outside the U.S.

INTERNATIONAL GROWTH FUND            1.08%       Seeks to achieve high total return by seeking to
Grantham, Mayo, Van Otterloo                     outperform its benchmark, the S&P/Citigroup Primary
& Co. LLC                                        Market Index ("PMI") Europe, Pacific, Asia
                                                 Composite ("EPAC") Growth Style Index.* The fund
                                                 typically invests in a diversified mix of equity
                                                 investments from developed markets outside the U.S.

                                   ESTIMATED
FUND AND SUBADVISER              EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
-------------------              -------------   ---------------------------
INTRINSIC VALUE FUND                 0.84%       Seeks long-term capital growth by seeking to
Grantham, Mayo, Van                              outperform its benchmark, the Russell 1000 Value
Otterloo & Co. LLC                               Index. The fund typically makes equity investments
                                                 in U.S. companies whose stocks are included in the
                                                 Russell 1000 Index, or in companies with size and
                                                 growth characteristics similar to those of
                                                 companies with stocks in the Index.

U.S. CORE FUND                       0.83%       Seeks to achieve a high total return by
Grantham, Mayo, Van                              outperforming its benchmark, the S&P 500 Index. The
Otterloo & Co. LLC                               fund normally invests at least 80% of its assets in
                                                 investments tied economically to the U.S. and
                                                 typically makes equity investments in larger
                                                 capitalized U.S. companies to gain broad exposure
                                                 to the U.S. equity market.

U.S. QUALITY EQUITY FUND             0.85%       Seeks to achieve a high total return by
Grantham, Mayo, Van                              outperforming its benchmark, the S&P 500 Index. The
Otterloo & Co. LLC                               fund normally invests at least 80% of its assets in
                                                 investments tied economically to the U.S. and
                                                 typically makes equity investments in larger
                                                 capitalized U.S. companies to gain broad exposure
                                                 to the U.S. equity market. The fund typically holds
                                                 between 40 and 80 stocks.

VALUE OPPORTUNITIES FUND             0.89%       Seeks long-term capital growth by seeking to
Grantham, Mayo, Van                              outperform its benchmark, the Russell 2500 Value
Otterloo & Co. LLC                               Index. The fund typically makes equity investments
                                                 in companies whose stocks are included in the
                                                 Russell 2500 Index, or in companies with total
                                                 market capitalizations similar such companies
                                                 ("small cap companies"). The fund normally invests
                                                 at least 80% of its assets in securities of small
                                                 cap companies.

----------
* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the funds.

FUND DETAILS

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by John Hancock Funds
II. The Board of Trustees of John Hancock Funds II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees have the power to change the respective investment goal of each of the Lifestyle Portfolios without shareholder approval.

MANAGEMENT FEES The Fund pays the Adviser a fee for each Lifestyle Portfolio. The fee is stated as an annual percentage of the current value of the aggregate assets of all the Lifestyle Portfolios (together with the assets of all the Lifestyle Trusts of John Hancock Trust) determined in accordance with the following schedule and that rate is applied to the assets of each fund.

                             MANAGEMENT FEE SCHEDULE

                                               FIRST       EXCESS OVER
                                           $7.5 BILLION   $7.5 BILLION
                                           ------------   ------------
Aggregate Assets of Lifestyle Portfolios
   and JHT Lifestyle Trusts                   0.050%         0.040%

[DIAGRAM]

Shareholders

Financial services firms and their representatives

     Advise current and prospective shareholders on their fund investments, often in the context of an overall financial plan.

Distribution and shareholder services

Principal distributor

     John Hancock Funds, LLC

     Markets the funds distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent (Class 3 shares only)

     John Hancock Signature Services, Inc.

     Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Asset management

Custodian

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, Massachusetts 02110

     Holds the funds' assets, settles all portfolio trades and collects most of the valuation data required for calculating each fund's NAV.

Investment adviser

     John Hancock Investment Management Services, LLC
     601 Congress Street
     Boston, Massachusetts 02210

     Manages the funds' business and investment activities.

Subadviser

     MFC Global Investment Management (U.S.A.) Limited
     200 Bloor Street East
     Toronto, Ontario, Canada M4W 1E5

     Provides portfolio management to the funds.

Subadviser consultant

     Deutsche Asset Management, Inc.
     345 Park Avenue
     New York, New York 10154

     Provides assets allocation consulting services to the subadviser.

Trustees

     Oversee the funds' activities.

[END OF DIAGRAM]

SUBADVISER

MFC Global (U.S.A.) is the subadviser to each of the Lifestyle Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

The subadviser is compensated by the Adviser, and not by any of the Lifestyle Portfolios. Similarly, DeAM is compensated by the subadviser, and not by any of the Lifestyle Portfolios.

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

PORTFOLIO MANAGER

Steve Orlich is the portfolio manager for each Lifestyle Portfolio. He joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. The Fund's Statement of Additional Information includes additional information about Mr. Orlich's compensation, the accounts he manages other than the Lifestyle Portfolios and his ownership of shares of the funds, if any.

FINANCIAL HIGHLIGHTS


Financial highlights are not yet available for the funds of John Hancock Funds II which are newly organized.

[BACK COVER]

FOR MORE INFORMATION

The following documents are available that offer further information on John Hancock Funds II:




STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI of John Hancock Funds II contains more detailed information on all aspects of the Lifestyle Portfolios, including a summary of the policy of John Hancock Funds II regarding disclosure of the funds' portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.


TO REQUEST A FREE COPY OF THE SAI OF JOHN HANCOCK FUNDS II, PLEASE CONTACT JOHN
HANCOCK:


By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

On the Internet: www.jhfunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS AND OTHER INFORMATION ABOUT THE FUND FROM THE SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

[JOHN HANCOCK FUNDS II LOGO]

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION WITH RESPECT TO THESE SECURITIES IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


      SUBJECT TO COMPLETION: PRELIMINARY PROSPECTUS DATED OCTOBER 13, 2005


                                   ----------

JOHN HANCOCK FUNDS II

PROSPECTUS DATED _________, 2005

THE LIFESTYLE PORTFOLIOS

     -    Lifestyle Aggressive Portfolio

     -    Lifestyle Growth Portfolio

     -    Lifestyle Balanced Portfolio

     -    Lifestyle Moderate Portfolio

     -    Lifestyle Conservative Portfolio

CLASS R3, CLASS R4 AND CLASS R5 SHARES

[JOHN HANCOCK FUNDS II LOGO]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

CONTENTS

                                                                         PAGE
                                                                      ----------
OVERVIEW

THE LIFESTYLE PORTFOLIOS
   Lifestyle Aggressive Portfolio
   Lifestyle Growth Portfolio
   Lifestyle Balanced Portfolio
   Lifestyle Moderate Portfolio
   Lifestyle Conservative Portfolio

YOUR ACCOUNT
   Class R3, R4 and R5 shares
   Transaction policies
   Dividends and account policies

INFORMATION ABOUT THE UNDERLYING FUNDS
   Risks of investing in underlying funds
   Description of underlying funds

FUND DETAILS
   Business structure
   Financial highlights

FOR MORE INFORMATION                                                  Back Cover

OVERVIEW

JOHN HANCOCK FUNDS II

-    THE LIFESTYLE PORTFOLIOS

This prospectus provides information about the five Lifestyle Portfolios which are funds of John Hancock Funds II (sometimes referred to as the "Fund"). Each of the Lifestyle Portfolios is a "fund of funds" which currently invests in a number of other funds of John Hancock Funds II as well as in funds of John Hancock Funds III and may in the future also invest in other funds for which the Fund's investment adviser or any of its affiliates serves as investment adviser ("underlying funds"). The Lifestyle Portfolios seek to provide a variety of comprehensive investment programs designed for differing investment orientations by means of selected investment allocations among the underlying funds.

This prospectus relates to the Class R3, Class R4 and Class R5 shares of the Lifestyle Portfolios.

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

INVESTMENT MANAGEMENT

John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to John Hancock Funds II and each of the Lifestyle Portfolios as well as to John Hancock Funds III. The Adviser administers the business and affairs of John Hancock Funds II and retains and compensates an investment subadviser to manage the assets of the Lifestyle Portfolios. The Adviser and the subadviser to the Lifestyle Portfolios are registered as investment advisers under the Investment Advisers Act of 1940. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

FUND INFORMATION KEY

Concise descriptions of each of the Lifestyle Portfolios are set forth below. Each description provides the following information:

[GRAPHIC]

GOAL AND STRATEGY

The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]




MAIN RISKS

The major risk factors associated with the fund.

[GRAPHIC]

YOUR EXPENSES

The overall costs borne by an investor in the fund, including annual expenses.

THE LIFESTYLE PORTFOLIOS

There are five Lifestyle Portfolios: Aggressive, Growth, Balanced, Moderate and Conservative. Each Lifestyle Portfolio is a "fund of funds" which invests in a number of other funds of John Hancock Funds II as well as funds of John Hancock Funds III ("underlying funds").

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the Lifestyle Portfolios offer five distinct, comprehensive investment programs designed for differing investment orientations. Each Lifestyle Portfolio has a target percentage allocation between the two kinds of underlying funds: those that invest primarily in equity securities ("equity funds") and those that invest primarily in fixed-income securities ("fixed-income funds").

                                                                        TARGET ALLOCATION AMONG
                                                                           UNDERLYING FUNDS:
LIFESTYLE      INVESTMENT                                         ----------------------------------
PORTFOLIO      OBJECTIVE                                          EQUITY FUNDS    FIXED-INCOME FUNDS
---------      ----------                                         ------------    ------------------
Aggressive     Long-term growth of capital. Current income is         100%                --
               not a consideration.
Growth         Long-term growth of capital. Current income is          80%                20%
               also a consideration.
Balanced       A balance between a high level of current income        60%                40%
               and growth of capital, with a greater emphasis
               on growth of capital.
Moderate       A balance between a high level of current income        40%                60%
               and growth of capital, with a greater emphasis
               on income.
Conservative   A high level of current income with some                20%                80%
               consideration given to growth of capital.

The Lifestyle Portfolios offer a number of share classes which have different expense and distribution or shareholder services arrangements. Each Lifestyle Portfolio, however, invests only in Class NAV shares of the underlying funds. Class NAV shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees.

Each Lifestyle Portfolio is monitored daily. To maintain target allocations in the underlying funds, daily cash flow for each Lifestyle Portfolio will be directed to its underlying funds that most deviate from target. Quarterly, the subadviser may also rebalance each Lifestyle Portfolio's underlying funds to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific underlying funds held by a Lifestyle Portfolio. Such adjustments may be made to increase or decrease the Lifestyle Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the Lifestyle Portfolio's assets subject to the management of a particular underlying fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of each Lifestyle Portfolio will reflect both its subadviser's allocation decisions with respect to underlying funds and the investment decisions made by the of the underlying funds' subadvisers. Each Lifestyle Portfolio bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

UNDERLYING FUNDS For a brief description of each underlying fund and its categorization as an equity or a fixed-income fund, see p. __.

Because the Lifestyle Portfolios invest principally in shares of underlying funds, each is considered "non-diversified." Generally, a non-diversified fund may be affected more than a diversified fund by a change in the financial condition, or the financial markets' assessment, of a company whose securities are held by the fund. This risk is greatly reduced in the case of the Lifestyle Portfolios since the underlying funds in which they invest have diverse holdings.

SUBADVISER AND CONSULTANT MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") is the subadviser to the Lifestyle Portfolios and formulates a continuous investment program for each consistent with its investment goal and strategies.

Deutsche Asset Management, Inc. ("DeAM") provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Portfolios.

LIFESTYLE AGGRESSIVE PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. Current income is not a consideration. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 100% of its assets in underlying funds which invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity funds, the fund may have an equity/fixed- income fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests primarily in underlying funds which invest in equity securities, including foreign securities.

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES (A)                                    CLASS R3   CLASS R4   CLASS R5
-----------------------------                                    --------   --------   --------
Management fee                                                     0.05%      0.05%      0.05%
Distribution and service (12b-1) fees                              0.50%      0.25%      None
Other expenses (b)                                                 0.49%      0.44%      0.39%
Total fund operating expenses                                      1.04%      0.74%      0.44%
Contractual expense reimbursement (at least until 11-1-06) (c)     0.18%      0.18%      0.18%
Net fund operating expenses                                        0.86%      0.56%      0.26%
Estimated underlying fund expenses (d)                             0.94%      0.94%      0.94%
Net fund operating expenses and underlying fund expenses           1.80%      1.50%      1.20%

----------
(a)  Based on estimated expenses for the current fiscal year.

(b) Includes fees paid by the fund to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.

(c) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.

(d) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
--------   ------   ------   ------   -------
Class R3    $183     $604    $1,051    $2,292
Class R4    $153     $512    $  896    $1,972
Class R5    $122     $419    $  738    $1,642

FUND CODES

CLASS R3   Ticker
           CUSIP               47803V531
           Newspaper
           SEC number          811-21779
           JH II fund number

CLASS R4   Ticker
           CUSIP               47803V523
           Newspaper
           SEC number          811-21779
           JH II fund number

CLASS R5   Ticker
           CUSIP               47803V515
           Newspaper
           SEC number          811-21779
           JH II fund number

LIFESTYLE GROWTH PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks long-term growth of capital. Current income is also a consideration. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 80% of its assets in underlying funds which invest primarily in equity securities and approximately 20% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity funds and 20% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in equity securities and fixed-income securities, including foreign securities.

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the underlying funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

     - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES (A)                 CLASS R3   CLASS R4   CLASS R5
-----------------------------                 --------   --------   --------
Management fee                                  0.05%      0.05%      0.05%
Distribution and service (12b-1) fees           0.50%      0.25%      None
Other expenses (b)                              0.49%      0.44%      0.39%
Total fund operating expenses                   1.04%      0.74%      0.44%
Contractual expense reimbursement (at least
   until 11-1-06) (c)                           0.18%      0.18%      0.18%
Net fund operating expenses                     0.86%      0.56%      0.26%
Estimated underlying fund expenses (d)          0.89%      0.89%      0.89%
Net fund operating expenses and underlying
   fund expenses                                1.75%      1.45%      1.15%

----------
(a)  Based on estimated expenses for the current fiscal year.

(b) Includes fees paid by the fund to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.

(c) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.

(d) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
--------   ------   ------   ------   -------
Class R3    $178     $589    $1,025    $2,239
Class R4    $148     $497    $  870    $1,918
Class R5    $117     $404    $  712    $1,586

FUND CODES

CLASS R3   Ticker
           CUSIP               47803V291
           Newspaper
           SEC number          811-21779
           JH II fund number

CLASS R4   Ticker

           CUSIP               47083V283
           Newspaper
           SEC number          811-21779
           JH II fund number

CLASS R5   Ticker
           CUSIP               47803V275
           Newspaper
           SEC number          811-21779
           JH II fund number

LIFESTYLE BALANCED PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 60% of its assets in underlying funds which invest primarily in equity securities and approximately 40% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of assets in equity funds and 40% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in equity securities and fixed-income securities, including foreign securities.

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

     - FIXED-INCOME SECURITIES RISK. Fixed-income securities or bonds are subject to credit risk and interest rate risk. The credit rating of bonds in the underlying funds' portfolios could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated bonds involve more credit risk. When interest rates rise, bond prices generally fall.

     - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES (A)                                    CLASS R3   CLASS R4   CLASS R5
-----------------------------                                    --------   --------   --------
Management fee                                                     0.05%      0.05%      0.05%
Distribution and service (12b-1) fees                              0.50%      0.25%      None
Other expenses (b)                                                 0.49%      0.44%      0.39%
Total fund operating expenses                                      1.04%      0.74%      0.44%
Contractual expense reimbursement (at least until 11-1-06) (c)     0.18%      0.18%      0.18%
Net fund operating expenses                                        0.86%      0.56%      0.26%
Estimated underlying fund expenses (d)                             0.84%      0.84%      0.84%
Net fund operating expenses and underlying fund expenses           1.70%      1.40%      1.10%

----------
(a)  Based on estimated expenses for the current fiscal year.

(b) Includes fees paid by the fund to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.

(c) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.

(d) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
--------   ------   ------   ------   -------
Class R3    $173     $573     $999     $2,186
Class R4    $143     $481     $843     $1,863
Class R5    $112     $388     $685     $1,529

FUND CODES

CLASS R3   Ticker
           CUSIP               47803V457
           Newspaper
           SEC number          811-21779
           JH II fund number

CLASS R4   Ticker
           CUSIP               47803V440
           Newspaper
           SEC number          811-21779

           JH II fund number

CLASS R5   Ticker
           CUSIP               47803V432
           Newspaper
           SEC number          811-21779
           JH II fund number

LIFESTYLE MODERATE PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 40% of its assets in underlying funds which invest primarily in equity securities and approximately 60% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity funds and 60% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 50/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities.

     - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the underlying funds, the more sensitive the fund is to interest rate risk.

     - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the underlying funds may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

     - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES (A)                                    CLASS R3   CLASS R4   CLASS R5
-----------------------------                                    --------   --------   --------
Management fee                                                     0.05%      0.05%      0.05%
Distribution and service (12b-1) fees                              0.50%      0.25%      None
Other expenses (b)                                                 0.49%      0.44%      0.39%
Total fund operating expenses                                      1.04%      0.74%      0.44%
Contractual expense reimbursement (at least until 11-1-06) (c)     0.18%      0.18%      0.18%
Net fund operating expenses                                        0.86%      0.56%      0.26%
Estimated underlying fund expenses (d)                             0.80%      0.80%      0.80%
Net fund operating expenses and underlying fund expenses           1.66%      1.36%      1.06%

----------
(a)  Based on estimated expenses for the current fiscal year.

(b) Includes fees paid by the fund to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.

(c) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.

(d) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
--------   ------   ------   ------   -------
Class R3    $169     $561     $979     $2,144
Class R4    $138     $469     $822     $1,819
Class R5    $108     $376     $664     $1,484

FUND CODES

CLASS R3   Ticker
           CUSIP               47803V226
           Newspaper
           SEC number          811-21779

           JH II fund number

CLASS R4   Ticker
           CUSIP               47803V218
           Newspaper
           SEC number          811-21779
           JH II fund number

CLASS R5   Ticker
           CUSIP               47803V192
           Newspaper
           SEC number          811-21779
           JH II fund number

LIFESTYLE CONSERVATIVE PORTFOLIO

SUBADVISER: MFC Global (U.S.A.)

[GRAPHIC]

GOAL AND STRATEGY

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the fund, which is a fund of funds, normally invests approximately 20% of its assets in underlying funds which invest primarily in equity securities and approximately 80% in underlying funds which invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds which invest primarily in equity securities and underlying funds which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its investment allocation of approximately 20% of assets in equity funds and 80% in fixed-income funds, the fund may have an equity/fixed-income fund allocation of 30/70% or 10%/90%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific underlying funds to increase or decrease the fund's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed income securities, to increase or reduce the percent of the fund's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

[GRAPHIC]

MAIN RISKS

The fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities.

     - INTEREST RATE RISK. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally will increase. Conversely, when interest rates rise, the market value of fixed-income securities will generally decrease. The longer the remaining maturity of instruments held by the underlying funds, the more sensitive the fund is to interest rate risk.

     - CREDIT RISK. Fixed-income securities or bonds are subject to the risk that the issuer will not repay all or part of the principal borrowed and will not make all interest payments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by the underlying fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

     - HIGH YIELD SECURITIES RISK. Fixed-income securities that are not investment grade are commonly referred to as high yield securities or "junk bonds." These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

     - EQUITY SECURITIES RISK. Stock markets are volatile, and the price of equity securities such as common and preferred stocks (and their equivalents) will fluctuate. The value of equity securities purchased by the underlying funds could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

     - FOREIGN SECURITIES RISK. Foreign securities involve special risks, including potentially unfavorable currency exchange rates, limited government regulation (including less stringent investor protection and disclosure standards) and exposure to possible economic, political and social instability.

For a more complete description of the risks associated with investments in the underlying funds, see "Information About the Underlying Funds - Risks of Investing in Underlying Funds."

[GRAPHIC]

YOUR EXPENSES

Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

ANNUAL OPERATING EXPENSES (A)                                    CLASS R3   CLASS R4   CLASS R5
-----------------------------                                    --------   --------   --------
Management fee                                                     0.05%      0.05%      0.05%
Distribution and service (12b-1) fees                              0.50%      0.25%      None
Other expenses (b)                                                 0.49%      0.44%      0.39%
Total fund operating expenses                                      1.04%      0.74%      0.44%
Contractual expense reimbursement (at least until 11-1-06) (c)     0.18%      0.18%      0.18%
Net fund operating expenses                                        0.86%      0.56%      0.26%
Estimated underlying fund expenses (d)                             0.76%      0.76%      0.76%
Net fund operating expenses and underlying fund expenses           1.62%      1.32%      1.02%

----------
(a)  Based on estimated expenses for the current fiscal year.

(b) Includes fees paid by the fund to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.

(c) The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until November 1, 2006 and may thereafter be terminated by the Adviser at any time.

(d) The fund's shareholders bear indirectly the expenses of the Class NAV shares of the underlying funds in which the fund invests. Underlying fund expenses are based on the allocation of the fund's assets among underlying funds, and the total fund operating expenses of the underlying funds will vary with changes in allocations and underlying fund expenses. For the estimated expense ratio of each of the underlying funds in which the fund may invest, see "Information About the Underlying Funds - Description of Underlying Funds."

The hypothetical example below shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

EXPENSES   YEAR 1   YEAR 3   YEAR 5   YEAR 10
--------   ------   ------   ------   -------
Class R3    $165     $549     $958     $2,101
Class R4    $134     $456     $801     $1,775
Class R5    $104     $363     $642     $1,439

FUND CODES

CLASS R3   Ticker
           CUSIP               47803V374
           Newspaper
           SEC number          811-21779

           JH II fund number

CLASS R4   Ticker
           CUSIP               47803V366
           Newspaper
           SEC number          811-21779
           JH II fund number

CLASS R5   Ticker
           CUSIP               47803V358
           Newspaper
           SEC number          811-21779
           JH II fund number

YOUR ACCOUNT

CLASS R3, R4 AND R5 SHARES

The Class R3, R4 and R5 shares of the Lifestyle Portfolios are sold without any front-end or deferred sales charges. Each of the R3 and R4 share classes has a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares.

CLASS R3

-- Distribution and service (12b-1) fees of 0.50%.

CLASS R4

-- Distribution and service (12b-1) fees of 0.25%.

The Fund has adopted Service Plans for the Class R3, R4 and R5 shares of each of the funds which authorize the Fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by retirement plans. The service fee is a specified percentage of the average daily net assets of a fund's share class held by plan participants and is 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.


Class R3, R4 and R5 shares are available only to qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the "Code")("529 plans") distributed by John Hancock or one of its affiliates and retirement plans ("Retirement Plans") including pension, profit-sharing and other plans ("Plans") qualified under Section 401(a) or described in Sections 403(b) or 457 of the Code, and non-qualified deferred compensation plans. Retirement Plans do not include IRA accounts except for Rollover IRA accounts for participants whose plans are invested in Class R shares funds. Retirement Plans do not include retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs SIMPLE IRAs and individual 403(b) plans.


The performance and expenses information included in this prospectus does not reflect fees and expenses of any plan which may use the Fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12b-1 fees. Rule 12b-1 fees will be paid to the Fund's distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer receives a percentage of these fees. In addition, the Distributor may pay significant compensation out of its own resources to your broker-dealer. These payments are described in the Statement of Additional Information.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value (NAV) per share for each Lifestyle Portfolio and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The NAV for each Lifestyle Portfolio is calculated based upon the NAVs of the underlying funds in which it invests.

The prospectuses for the underlying funds explain the circumstances under which those funds use fair-value pricing and the effects of doing so.

PURCHASE AND REDEMPTION PRICES When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after receipt of your request in good order.

In unusual circumstances, any fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

EXCESSIVE TRADING The funds of John Hancock Funds II are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS Purchases and exchanges should be made primarily for investment purposes. John Hancock Funds II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the Fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Fund or its agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the Fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The Fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. The Fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

EXCHANGE LIMITATION POLICIES The Board of Trustees of John Hancock Funds II has adopted the following policies and procedures by which the Fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

LIMITATION ON EXCHANGE ACTIVITY The Fund, through its agents, undertakes to use its best efforts to exercise the Fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the Fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the Fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the Fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the Fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

LIMITATION ON THE ABILITY TO DETECT AND CURTAIL EXCESSIVE TRADING PRACTICES Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage a fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Fund.

EXCESSIVE TRADING RISK To the extent that the Fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.


While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:



     - A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage). The following funds have significant investments in small or mid-capitalization stocks:
          Emerging Growth, Emerging Small Company, Small Cap Growth, Small Cap Opportunities, Small Cap, Small Cap Value, Small Company, Small Company Growth, Small Company Value, Special Value, Value Opportunities, Dynamic Growth, Growth Opportunities, Mid Cap Core, Mid Cap Stock, Mid Cap Value, Quantitative Mid Cap, Value and Vista Funds.



     - A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities. The following funds have significant investments in foreign securities: Global, International Growth, International Opportunities, International Small Cap, International Stock, International Value, Pacific Rim and Vista Funds.



     - A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities. The following funds have significant investments in junk bonds: High Yield, Spectrum Income and U.S. High Yield Funds.


Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

     - after every transaction (except a dividend reinvestment) that affects your account balance

     -    after any changes of name or address of the registered owner(s)

     -    in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The funds generally declare income dividends daily and pay them annually. Your income dividends begin accruing the day after payment is received by a fund and continue through the day your shares are actually sold. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year.

DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

TAXABILITY OF DIVIDENDS For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

TAXABILITY OF TRANSACTIONS. Any time you redeem shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the redemption price of the shares you redeem, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

FUND SECURITIES. The Fund's portfolio securities disclosure policy can be found in the Statement of Additional Information and on the Fund's Web site at www.jhfunds.com. The Fund's Web site also lists fund holdings. Portfolio holding information is posted on the Fund's Web site each month on a one month lag and is available on the Fund's Web site until the Fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the Fund's Web site.

INFORMATION ABOUT THE UNDERLYING FUNDS

RISKS OF INVESTING IN UNDERLING FUNDS

By owning shares of underlying funds, each of the Lifestyle Portfolios indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies, and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives.

EQUITY SECURITIES

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an underlying fund could decline if the financial condition of the companies the fund invests in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FIXED-INCOME SECURITIES

Fixed-income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after an underlying fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Underlying funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

INVESTMENT GRADE FIXED-INCOME SECURITIES IN THE LOWEST RATING CATEGORY

Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

LOWER RATED FIXED-INCOME SECURITIES

Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

General Risks

     - Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

     - Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

     - Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

     - Dependence on Subadviser's Own Credit Analysis. While a subadviser to an underlying fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed-Income Securities

Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed-Income
Securities

Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

SMALL AND MEDIUM SIZE COMPANIES

Small or Unseasoned Companies

     - Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than three years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

     - Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

     - Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

     - Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

     - Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

     - Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

FOREIGN SECURITIES

The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

     - Currency Fluctuations. Investments in foreign securities may cause an underlying fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the fund could still lose money.

     - Political and Economic Conditions. Investments in foreign securities subject an underlying fund to the political or economic conditions of the foreign country. These conditions could cause fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the fund from selling its investment and taking the money out of the country.

     - Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, an underlying fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

     - Nationalization of Assets. Investments in foreign securities subject an underlying fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

     - Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the underlying fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

     - Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for an underlying fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

Individual underlying funds may be authorized to use a variety of investment strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the fund. Hedging refers to protecting against possible changes in the market value of securities a fund already owns or plans to buy or protecting unrealized gains in the fund's portfolio. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions which may be used are described below:

     - exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments,

     -    financial futures contracts (including stock index futures),

     -    interest rate transactions*, and

     -    currency transactions**

Collectively, these transactions are referred to in this prospectus as "Hedging and Other Strategic Transactions." The description in the prospectus for the underlying funds indicates which, if any, of these types of transactions may be used by the funds.

* A fund's interest rate transactions may take the form of swaps, caps, floors and collars.

** A fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Hedging and Other Strategic Transactions may be used for the following purposes:

     - to attempt to protect against possible changes in the market value of securities held or to be purchased by a fund resulting from securities markets or currency exchange rate fluctuations,

     -    to protect a fund's unrealized gains in the value of its securities,

     -    to facilitate the sale of a fund's securities for investment purposes,

     -    to manage the effective maturity or duration of a fund's securities or

     - to establish a position in the derivatives markets as a substitute for purchasing or selling securities in a particular market.

     - to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The ability of an underlying fund to utilize Hedging and Other Strategic Transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a fund's portfolio securities. While a subadviser will only use Hedging and Other Strategic Transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund's initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the CFTC and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information.

DESCRIPTION OF UNDERLYING FUNDS

The Lifestyle Portfolios may invest in any of the underlying funds. The following tables set forth, separately for the fixed-income underlying funds of John Hancock Funds II and the equity underlying funds of each of John Hancock Funds II and John Hancock Funds III: (i) the names of the underlying funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the underlying funds for the current fiscal year; and (iii) brief descriptions of the underlying funds' investment goals and principal strategies. Additional investment practices are described in the Fund's Statement of Additional Information and in the prospectuses for the underlying funds.

FIXED-INCOME UNDERLYING FUNDS - JOHN HANCOCK FUNDS II

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
ACTIVE BOND FUND                     0.67%       Seeks income and capital appreciation by investing
Declaration Management &                         at least 80% of its assets in a diversified mix of
Research LLC and                                 debt securities and instruments.
John Hancock Advisers, LLC

BOND INDEX FUND                      0.94%       Seeks to track the performance of the Lehman
Declaration Management &                         Brothers Aggregate Index* (which represents the
Research LLC                                     U.S. investment grade bond market). The fund
                                                 normally invests at least 80% of its assets in
                                                 securities listed in this Index. The fund is an
                                                 intermediate-term bond fund of high and medium
                                                 credit quality.

CORE BOND FUND                       0.75%       Seeks total return consisting of income and capital
Wells Fargo Fund                                 appreciation by normally investing in a broad range
Management, LLC                                  of investment-grade debt securities. The subadviser
                                                 invests in debt securities that it believes offer
                                                 attractive yields and are undervalued relative to
                                                 issues of similar credit quality and interest rate
                                                 sensitivity. From time to time, the fund may also
                                                 invest in unrated bonds believed to be comparable
                                                 to investment-grade debt securities. Under normal
                                                 circumstances, the subadviser expects to maintain
                                                 an overall effective duration range between 4 and 5
                                                 1/2 years.

GLOBAL BOND FUND                     0.78%       Seeks to realize maximum total return, consistent
Pacific Investment                               with preservation of capital and prudent investment
Management Company                               management by investing primarily in fixed-income
                                                 securities denominated in major foreign currencies,
                                                 baskets of foreign currencies (such as the ECU) and
                                                 the U.S. dollar.

HIGH YIELD FUND                      0.72%       Seeks to realize an above-average total return over
Salomon Brothers Asset                           a market cycle of three to five years, consistent
Management Inc                                   with reasonable risk, by investing primarily in
                                                 high yield debt securities, including corporate
                                                 bonds and other fixed-income securities.

INVESTMENT QUALITY BOND              0.70%       Seeks a high level of current income consistent
FUND                                             with the maintenance of principal and liquidity by
Wellington Management                            investing in a diversified portfolio of investment
Company, LLP                                     grade bonds, focusing on corporate bonds and U.S.
                                                 Government bonds with intermediate to longer term
                                                 maturities. The fund may also invest up to 20% of
                                                 its assets in non-investment grade fixed income
                                                 securities.

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
REAL RETURN BOND FUND                0.75%       Seeks maximum return, consistent with preservation
Pacific Investment                               of capital and prudent investment management, by
Management Company                               normally investing at least 80% of its net assets
                                                 in inflation-indexed bonds of varying maturities
                                                 issued by the U.S. and non-U.S. governments and by
                                                 corporations.

SHORT-TERM BOND FUND                 1.06%       Seeks income and capital appreciation by investing
Declaration Management                           at least 80% of its assets in a diversified mix of
& Research LLC                                   debt securities and instruments.

SPECTRUM INCOME FUND                 0.80%       Seeks a high level of current income with moderate
T. Rowe Price Associates,                        share price fluctuation. The fund diversifies its
Inc.                                             assets widely among market segments and seeks to
                                                 maintain broad exposure to several markets in an
                                                 attempt to reduce the impact of markets that are
                                                 declining and to benefit from good performance in
                                                 particular segments over time. The fund normally
                                                 invests in domestic and international bonds,
                                                 income-oriented stocks, short-term securities,
                                                 mortgage-backed securities and U.S. Government
                                                 securities. The fund may invest in high yield
                                                 fixed-income securities (commonly known as "junk
                                                 bonds").

STRATEGIC BOND FUND                  0.75%       Seeks a high level of total return consistent with
Salomon Brothers Asset                           preservation of capital by giving its subadviser
Management Inc                                   broad discretion to deploy the fund's assets among
                                                 certain segments of the fixed income market in the
                                                 manner the subadviser believes will best contribute
                                                 to achieving the fund's investment goal.

STRATEGIC INCOME FUND                1.15%       Seeks a high level of current income by normally
John Hancock Advisers, LLC                       investing primarily in: foreign government and
                                                 corporate debt securities from developed and
                                                 emerging markets; U.S. Government and agency
                                                 securities; and U.S. high yield bonds.

TOTAL RETURN FUND                    0.75%       Seeks to realize maximum total return, consistent
Pacific Investment                               with preservation of capital and prudent investment
Management Company                               management, by normally investing at least 65% of
                                                 its assets in a diversified portfolio of fixed
                                                 income securities of varying maturities. The
                                                 average portfolio duration will normally vary
                                                 within a three- to six-year time frame based on the
                                                 subadviser's forecast for interest rates.

U.S. GOVERNMENT                      0.69%       Seeks a high level of current income, consistent
SECURITIES FUND                                  with preservation of capital and maintenance of
Salomon Brothers Asset                           liquidity, by investing in debt obligations and
Management Inc                                   mortgage-backed securities issued or guaranteed by
                                                 the U.S. Government, its agencies or
                                                 instrumentalities and derivative securities such as
                                                 collateralized mortgage obligations backed by such
                                                 securities.

U.S. HIGH YIELD BOND FUND            0.82%       Seeks total return with a high level of current
Wells Fargo Fund                                 income by normally investing primarily in below
Management, LLC                                  investment-grade debt securities (commonly known as
                                                 "junk bonds" or high yield securities). The fund
                                                 also invests in corporate debt securities and may
                                                 buy preferred and other convertible securities and
                                                 bank loans.

EQUITY UNDERLYING FUNDS - JOHN HANCOCK FUNDS II

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
500 INDEX FUND                       0.50%       Seeks to approximate the aggregate total return of
MFC Global Investment                            a broad U.S. domestic equity market index by
Management (U.S.A.)                              attempting to track the performance of the S&P 500
Limited                                          Composite Stock Price Index*.

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
ALL CAP CORE FUND                    0.93%       Seeks long-term growth of capital by investing
Deutsche Asset Management Inc.                   primarily in common stocks and other equity
                                                 securities within all asset classes (small, mid and
                                                 large cap), primarily those within the Russell 3000
                                                 Index

ALL CAP GROWTH FUND                  0.95%       Seeks long-term capital appreciation by normally
AIM Capital Management, Inc.                     investing the its assets principally in common
                                                 stocks of companies that are likely to benefit from
                                                 new or innovative products, services or processes,
                                                 as well as those that have experienced above
                                                 average, long-term growth in earnings and have
                                                 excellent prospects for future growth.

ALL CAP VALUE FUND                   0.89%       Seeks capital appreciation by investing in equity
Lord, Abbett & Co                                securities of U.S. and multinational companies in
                                                 all capitalization ranges that the subadviser
                                                 believes are undervalued.

BLUE CHIP GROWTH FUND                0.85%       Seeks to achieve long-term growth of capital
T. Rowe Price Associates, Inc.                   (current income is a secondary objective) by
                                                 normally investing at least 80% of its total assets
                                                 in the common stocks of large and medium-sized blue
                                                 chip growth companies. Many of the stocks in the
                                                 portfolio are expected to pay dividends.

CAPITAL APPRECIATION FUND            0.90%       Seeks long-term capital growth by investing at
Jennison Associates LLC                          least 65% of its total assets in equity-related
                                                 securities of companies that exceed $1 billion in
                                                 market capitalization and that the subadviser
                                                 believes have above-average growth prospects. These
                                                 companies are generally medium-to-large
                                                 capitalization companies.

CLASSIC VALUE FUND                   1.23%       Seeks long-term growth of capital by normally
Pzena Investment Management,                     investing at least 80% of its net assets in
LLC.                                             domestic equity securities. The subadviser seeks to
                                                 identify companies that it believes are currently
                                                 undervalued relative to the market, based on
                                                 estimated future earnings and cash flow.

CORE EQUITY FUND                     0.84%       Seeks long-term capital growth by normally
Legg Mason Funds                                 investing primarily in equity securities that, in
Management, Inc.                                 the subadviser's opinion, offer the potential for
                                                 capital growth. The subadviser seeks to purchase
                                                 securities at large discounts to the subadviser's
                                                 assessment of their intrinsic value.

DYNAMIC GROWTH FUND                  1.13%       Seeks long-term growth of capital by investing in
Deutsche Asset                                   stocks and other equity securities of medium-sized
Management Inc.                                  U.S. companies with strong growth potential.

EMERGING GROWTH FUND                 0.87%       Seeks superior long-term rates of return through
MFC Global Investment                            capital appreciation by normally investing
Management (U.S.A.) Limited                      primarily in high quality securities and
                                                 convertible instruments of small-cap U.S.
                                                 companies.

EMERGING SMALL COMPANY FUND          1.06%       Seeks long-term growth of capital by normally
Franklin Advisers, Inc.                          investing at least 80% of its net assets (plus any
                                                 borrowings for investment purposes) in common stock
                                                 equity securities of companies with market
                                                 capitalizations that approximately match the range
                                                 of capitalization of the Russell 2000 Growth Index*
                                                 ("small cap stocks") at the time of purchase.

EQUITY-INCOME FUND                   0.85%       Seeks to provide substantial dividend income and
T. Rowe Price Associates, Inc.                   also long-term capital appreciation by investing
                                                 primarily in dividend-paying common stocks,
                                                 particularly of established companies with
                                                 favorable prospects for both increasing dividends
                                                 and capital appreciation.

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
FINANCIAL SERVICES FUND              1.09%       Seeks growth of capital by normally investing at
Davis Advisors                                   least 80% of the its net assets (plus any
                                                 borrowings for investment purposes) in companies
                                                 principally engaged in financial services. A
                                                 company is "principally engaged" in financial
                                                 services if it owns financial services-related
                                                 assets constituting at least 50% of the value of
                                                 its total assets, or if at least 50% of its
                                                 revenues are derived from its provision of
                                                 financial services.

FUNDAMENTAL VALUE FUND               0.82%       Seeks growth of capital by normally investing
Davis Advisors                                   primarily in common stocks of U.S. companies with
                                                 market capitalizations of at least $5 billion that
                                                 the subadviser believes are undervalued. The fund
                                                 may also invest in U.S. companies with smaller
                                                 capitalizations.

GLOBAL ALLOCATION FUND               1.14%       Seeks total return, consisting of long-term capital
UBS Global Asset Management                      appreciation and current income, by investing in
                                                 equity and fixed income securities of issuers
                                                 located within and outside the U.S.

GLOBAL FUND                          1.04%       Seeks long-term capital appreciation by normally
Templeton Global Advisors                        investing at least 80% of its net assets (plus any
Limited                                          borrowings for investment purposes) in equity
                                                 securities of companies located anywhere in the
                                                 world, including emerging markets.

GROWTH & INCOME FUND                 0.75%       Seeks to achieve a high total return by
Grantham, Mayo, Van Otterloo                     outperforming its benchmark, the S&P 500 Index. The
& Co. LLC                                        fund normally invests at least 80% of its assets in
                                                 investments tied economically to the U.S. and
                                                 typically makes equity investments in larger
                                                 capitalized U.S. companies to gain broad exposure
                                                 to the U.S. equity market.

GROWTH FUND                          0.85%       Seeks long-term capital growth by seeking to
Grantham, Mayo, van Otterloo                     outperform its benchmark, the Russell 1000 Growth
& Co. LLC                                        Index. The fund typically makes equity investments
                                                 in U.S. companies whose stocks are included in the
                                                 Russell 1000 Index, or in companies with size and
                                                 growth characteristics similar to those of
                                                 companies with stocks in the Index.

GROWTH OPPORTUNITIES FUND            0.87%       Seeks long-term capital growth by seeking to
Grantham, Mayo,                                  outperform its benchmark, the Russell 2500 Growth
Van Otterloo & Co. LLC                           Index . The fund typically makes equity investments
                                                 in companies whose stocks are included in the
                                                 Russell 2500 Index, or in companies with total
                                                 market capitalizations similar such companies
                                                 ("small cap companies"). The fund normally invests
                                                 at least 80% of its assets in investments in small
                                                 cap companies.

HEALTH SCIENCES FUND                 1.20%       Seeks long-term capital appreciation by normally
T. Rowe Price Associates, Inc.                   investing at least 80% of its net assets (plus any
                                                 borrowings for investment purposes) in common
                                                 stocks of companies engaged in the research,
                                                 development, production, or distribution of
                                                 products or services related to health care,
                                                 medicine, or the life sciences (collectively,
                                                 "health sciences").

INTERNATIONAL EQUITY INDEX           0.63%       Seeks to track the performance of broad-based
FUND                                             equity indices of foreign companies in developed
SSgA Funds                                       and emerging markets by attempting to track the
Management, Inc.                                 performance of the MSCI All Country World ex-US
                                                 Index*.

INTERNATIONAL GROWTH FUND            1.03%       Seeks long term capital appreciation by seeking to outperform
Grantham, Mayo,                                  its benchmark, the S&P/Citigroup Primary Market
Van Otterloo & Co. LLC                           Index ("PMI") Europe, Pacific, Asia Composite
                                                 ("EPAC") Growth Style Index. The fund typically
                                                 invests in a diversified portfolio of equity
                                                 investments from developed markets throughout
                                                 the world.

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
INTERNATIONAL                        1.11%       Seeks long-term growth of capital by normally
OPPORTUNITIES FUND                               investing at least 65% of its assets in common
Marsico Capital                                  stocks of foreign companies selected for their
Management, LLC                                  long-term growth potential. The fund may invest in
                                                 companies of any size throughout the world and
                                                 normally invests in issuers from at least three
                                                 different countries not including the U.S. It may
                                                 invest in common stocks of companies operating in
                                                 emerging markets.

INTERNATIONAL SMALL CAP  FUND        1.08%       Seeks capital appreciation by investing primarily
Templeton Investment                             in the common stock of companies located outside
Counsel, Inc.                                    the U.S. which have total stock market
                                                 capitalization or annual revenues of $1.5 billion
                                                 or less ("small company securities").

INTERNATIONAL STOCK  FUND            1.02%       Seeks to achieve high total return by outperforming
Grantham, Mayo,                                  its benchmark, the MSCI EAFE Index. The fund
Van Otterloo & Co. LLC                           normally invests 80% of its assets in equity
                                                 securities and typically invests in a diversified
                                                 mix of equity investments from developed markets
                                                 other than the U.S.

INTERNATIONAL VALUE FUND             0.93%       Seeks long-term growth of capital by normally
Templeton Investment                             investing primarily in equity securities of
Counsel, Inc.                                    companies located outside the U.S., including
                                                 emerging markets.

INTRINSIC VALUE FUND                 0.83%       Seeks long-term capital growth by seeking to
Grantham, Mayo,                                  outperform its benchmark, the Russell 1000 Value
Van Otterloo & Co. LLC                           Index. The fund typically makes equity investments
                                                 in U.S. companies whose stocks are included in the
                                                 Russell 1000 Index, or in companies with size and
                                                 growth characteristics similar to those of
                                                 companies with stocks in the Index.

LARGE CAP FUND                       0.93%       Seeks to maximize total return, consisting of
UBS Global Asset                                 capital appreciation and current income, by
Management                                       normally investing at least 80% of its net assets
                                                 (plus borrowings for investment purposes, if any)
                                                 in equity securities of U.S. large capitalization
                                                 companies.

LARGE CAP GROWTH FUND                0.95%       Seeks long-term growth of capital by normally
Fidelity Management                              investing at least 80% of its net assets (plus any
& Research Company                               borrowings for investment purposes) in equity
                                                 securities of companies with large market
                                                 capitalizations.

LARGE CAP VALUE FUND                 0.94%       Seeks long-term growth of capital by normally
Mercury Advisors                                 investing, primarily in a diversified portfolio of
                                                 equity securities of large cap companies located in
                                                 the U.S.

MANAGED FUND                         1.16%       Seeks income and long-term capital appreciation by
Grantham, Mayo,                                  investing primarily in a diversified mix of: (a)
Van Otterloo & Co. LLC                           common stocks of large and mid sized U.S.
and Declaration                                  companies; and (b) bonds with an overall
Management & Research LLC                        intermediate term average maturity. The fund
                                                 employs a multi-manager approach with two
                                                 subadvisers, each of which employs its own
                                                 investment approach and independently manages its
                                                 portion of the fund's portfolio.

MID CAP CORE FUND                    0.93%       Seeks long-term growth of capital by normally
AIM Capital Management, Inc.                     investing at least 80% of its assets in equity
                                                 securities, including convertible securities, of
                                                 mid-capitalization companies.

MID CAP INDEX FUND                   0.54%       Seeks to approximate the aggregate total return of
MFC Global Investment                            a mid cap U.S. domestic equity market index by
Management (U.S.A.) Limited                      attempting to track the performance of the S&P Mid
                                                 Cap 400 Index*.

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
MID CAP STOCK FUND                   0.90%       Seeks long-term growth of capital by normally
Wellington Management                            investing at least 80% of its net assets (plus any
Company, LLP                                     borrowings for investment purposes) in equity
                                                 securities of medium-sized companies with
                                                 significant capital appreciation potential. The
                                                 fund tends to invest in companies having market
                                                 capitalizations similar to those of companies
                                                 included in the Russell Mid Cap Index.

MID CAP VALUE FUND                   0.90%       Seeks capital appreciation by normally investing at
Lord, Abbett & Co                                least 80% of its net assets (plus any borrowings
                                                 for investment purposes) in mid-sized companies,
                                                 with market capitalizations of roughly $500 million
                                                 to $10 billion.

NATURAL RESOURCES FUND               1.06%       Seeks long-term total return by normally investing
Wellington Management                            primarily in equity and equity-related securities
Company, LLP                                     of natural resource-related companies worldwide.

PACIFIC RIM FUND                     1.13%       Seeks long-term growth of capital by investing in a
MFC Global Investment                            diversified portfolio comprised primarily of common
Management (U.S.A.) Limited                      stocks and equity-related securities of
                                                 corporations domiciled in countries in the Pacific
                                                 Rim region.

QUANTITATIVE ALL CAP FUND            0.78%       Seeks long-term growth of capital by normally
MFC Global Investment                            investing primarily in equity securities of U.S.
Management (U.S.A.) Limited                      companies. The fund will generally focus on equity
                                                 securities of U.S. companies across the three
                                                 market capitalization ranges of large, mid and
                                                 small.

QUANTITATIVE MID CAP FUND            0.82%       Seeks long-term growth of capital by normally
MFC Global Investment                            investing at least 80% of its total assets (plus
Management (U.S.A.) Limited                      any borrowings for investment purposes) in U.S.
                                                 mid-cap stocks, convertible preferred stocks,
                                                 convertible bonds and warrants.

QUANTITATIVE VALUE FUND              0.76%       Seeks long-term capital appreciation by investing
MFC Global Investment                            primarily in large-cap U.S. securities with the
Management (U.S.A.) Limited                      potential for long-term growth of capital.

REAL ESTATE SECURITIES FUND          0.74%       Seeks to achieve a combination of long-term capital
Deutsche Asset Management Inc.                   appreciation and current income by normally
                                                 investing at least 80% of its net assets (plus any
                                                 borrowings for investment purposes) in equity
                                                 securities of real estate investment trusts
                                                 ("REITs") and real estate companies.

SCIENCE & TECHNOLOGY FUND            1.12%       Seeks long-term growth of capital by normally
T. Rowe Price Associates, Inc.                   investing at least 80% of its net assets (plus any
                                                 borrowings for investment purposes) in common
                                                 stocks of companies expected to benefit from the
                                                 development, advancement, and use of science and
                                                 technology. Current income is incidental to the
                                                 fund's objective.

SMALL CAP FUND                       0.92%       Seeks maximum capital appreciation consistent with
Independence Investment LLC                      reasonable risk to principal by normally investing
                                                 at least 80% of its net assets in equity securities
                                                 of companies whose market capitalizations are under
                                                 $2 billion.

SMALL CAP GROWTH FUND                1.54%       Seeks long-term capital appreciation by normally
Wellington Management                            investing primarily in small-cap companies believed
Company, LLP                                     to offer above average potential for growth in
                                                 revenues and earnings.

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
SMALL CAP INDEX FUND                 0.54%       Seeks to approximate the aggregate total return of
MFC Global Investment                            a small cap U.S. domestic equity market index by
Management (U.S.A.) Limited                      attempting to track the performance of the Russell
                                                 2000 Index.*

SMALL CAP OPPORTUNITIES FUND         1.06%       Seeks long-term capital appreciation by normally
Munder Capital Management                        investing at least 80% of its assets in equity
                                                 securities of companies with market capitalizations
                                                 within the range of the companies in the Russell
                                                 2000 Index.

SMALL CAP VALUE FUND                 1.54%       Seeks long-term capital appreciation by normally
Wellington Management                            investing at least 80% of its assets in small-cap
Company, LLP                                     companies that are believed to be undervalued by
                                                 various measures and to offer good prospects for
                                                 capital appreciation.

SMALL COMPANY FUND                   1.13%       Seeks long-term capital growth by normally
American Century Investment                      investing primarily in equity securities of
Management, Inc.                                 smaller-capitalization U.S. companies. The
                                                 subadviser uses quantitative, computer-driven
                                                 models to construct the fund's portfolio of stocks.

SMALL COMPANY GROWTH FUND            1.15%       Seeks long-term growth of capital by normally
AIM Capital Management, Inc.                     investing at least 80% of its assets in securities
                                                 of small-capitalization companies. The subadviser
                                                 seeks to identify those companies that have strong
                                                 earnings momentum or demonstrate other potential
                                                 for growth of capital.

SMALL COMPANY VALUE FUND             1.08%       Seeks long-term growth of capital by investing
T. Rowe Price Associates, Inc.                   primarily in small companies whose common stocks
                                                 are believed to be undervalued. The fund will
                                                 normally invest at least 80% of its net assets
                                                 (plus any borrowings for investment purposes) in
                                                 companies with market capitalizations that do not
                                                 exceed the maximum market capitalization of any
                                                 security in the Russell 2000 Index at the time of
                                                 purchase.

SPECIAL VALUE FUND                   1.08%       Seeks long-term capital growth by normally
Salomon Brothers Asset                           investing at least 80% of its net assets in common
Management Inc                                   stocks and other equity securities of companies
                                                 whose market capitalizations at the time of
                                                 investment are no greater than the market
                                                 capitalization of companies in the Russell 2000
                                                 Value Index.

STRATEGIC VALUE FUND                 0.94%       Seeks capital appreciation by normally investing at
Massachusetts Financial                          least 65% of its net assets in common stocks and
Services Company                                 related securities of companies which the
                                                 subadviser believes are undervalued in the market
                                                 relative to their long term potential.

TOTAL STOCK MARKET INDEX FUND        0.54%       Seeks to approximate the aggregate total return of
MFC Global Investment                            a broad U.S. domestic equity market index by
Management (U.S.A.) Limited                      attempting to track the performance of the Wilshire
                                                 5000 Equity Index.*

U.S. GLOBAL LEADERS GROWTH           0.78%       Seeks long-term growth of capital by normally
FUND                                             investing primarily in common stocks of "U.S.
Sustainable Growth                               Global Leaders" as determined by the subadviser.
Advisers, L.P.

U.S. MULTI SECTOR FUND               0.81%       Seeks long term capital appreciation. The fund
Grantham, Mayo, Van Otterloo                     normally invests in securities in the Wilshire
& Co. LLC                                        5000 Index, an independently maintained index which
                                                 measures the performance of all equity securities
                                                 (with readily available price data) of issuers
                                                 with headquarters in the U.S. The fund normally
                                                 invests at least 80% of its assets in investments
                                                 tied  economically to the U.S.

                                   ESTIMATED
FUND AND SUBADVISER(S)           EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
----------------------           -------------   ---------------------------
UTILITIES FUND                       1.14%       Seeks capital growth and current income (income
Massachusetts Financial                          above that available from a portfolio invested
Services Company                                 entirely in equity securities) by normally
                                                 investing at least 80% of its net assets (plus any
                                                 borrowings for investment purposes) in equity and
                                                 debt securities of domestic and foreign companies
                                                 in the utilities industry.

VALUE & RESTRUCTURING FUND           0.90%       Seeks long-term capital appreciation by investing
United States Trust Company                      primarily (at least 65% of its assets) in common
                                                 stocks of U.S. and, to a lesser extent, foreign
                                                 companies whose share prices, in the opinion of the
                                                 subadviser, do not reflect the economic value of
                                                 company assets, but where the subadviser believes
                                                 restructuring efforts or industry consolidation
                                                 will serve to highlight true company values. The
                                                 subadviser looks for companies as to which
                                                 restructuring activities, such as consolidations,
                                                 outsourcing, spin-offs or reorganizations
                                                 (including companies that have filed for protection
                                                 from creditors under the U.S. Bankruptcy Code),
                                                 will offer significant value to the issuer and
                                                 increase its investment potential.

VALUE FUND                           0.86%       Seeks to realize an above-average total return over
Van Kampen                                       a market cycle of three to five years, consistent
                                                 with reasonable risk, by investing primarily in
                                                 equity securities of companies with capitalizations
                                                 similar to the market capitalizations of companies
                                                 in the Russell Midcap Value Index.

VALUE OPPORTUNITIES FUND             0.88%       Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo &                   outperform its benchmark, the Russell 2500 Value
Co. LLC                                          Index. The fund typically makes equity investments
                                                 in companies whose stocks are included in the
                                                 Russell 2500 Index, or in companies with total
                                                 market capitalizations similar such companies
                                                 ("small cap companies"). The fund normally invests
                                                 at least 80% of its assets in securities of small
                                                 cap companies.

VISTA FUND                           0.97%       Seeks long-term capital growth by normally
American Century Investment                      investing in common stocks of U.S. and foreign
Management, Inc.                                 companies that are medium-sized and smaller at the
                                                 time of purchase. The fund also may invest in
                                                 domestic and foreign preferred stocks, convertible
                                                 debt securities, equity-equivalent securities,
                                                 non-leveraged futures contracts and options, notes,
                                                 bonds and other debt securities. The subadviser
                                                 looks for stocks of medium-sized and smaller
                                                 companies it believes will increase in value over
                                                 time, using a proprietary investment strategy.

EQUITY UNDERLYING FUNDS - JOHN HANCOCK FUNDS III

                                   ESTIMATED
FUND AND SUBADVISER              EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
-------------------              -------------   ---------------------------
ACTIVE VALUE FUND                    0.90%       Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo &                   outperform its benchmark, the Russell 1000 Value
Co. LLC                                          Index. The fund typically makes equity investments
                                                 in U.S. companies whose stocks are included in the
                                                 Russell 1000 Index, or in companies with size and
                                                 value characteristics similar to those of companies
                                                 with stocks in the Index.

GLOBAL FUND                          1.17%       Seeks to achieve high total return by seeking to
Grantham, Mayo, Van Otterloo &                   outperform its benchmark, the S&P/Citigroup Primary
Co. LLC                                          Market Index ("PMI") World Growth Index. The fund
                                                 typically invests in a diversified portfolio of
                                                 equity investments from the world's developed
                                                 markets.

                                   ESTIMATED
FUND AND SUBADVISER              EXPENSE RATIO   GOAL AND PRINCIPAL STRATEGY
-------------------              -------------   ---------------------------
GROWTH FUND                          0.90%       Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo &                   outperform its benchmark, the Russell 1000 Growth
Co. LLC                                          Index. The fund typically makes equity investments
                                                 in U.S. companies whose stocks are included in the
                                                 Russell 1000 Index, or in companies with size and
                                                 growth characteristics similar to those of
                                                 companies with stocks in the Index.

GROWTH OPPORTUNITIES FUND            0.88%       Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo &                   outperform its benchmark, the Russell 2500 Growth
Co. LLC                                          Index. The fund typically makes equity investments
                                                 in companies whose stocks are included in the
                                                 Russell 2500 Index, or in companies with total
                                                 market capitalizations similar such companies
                                                 ("small cap companies"). The fund normally invests
                                                 at least 80% of its assets in investments in small
                                                 cap companies.

INTERNATIONAL CORE FUND              1.05%       Seeks to achieve high total return by seeking to
Grantham, Mayo, Van Otterloo &                   outperform its benchmark, the MSCI EAFE Index. The
Co. LLC                                          fund normally invests 80% of its assets in equity
                                                 securities and typically invests in a diversified
                                                 mix of equity investments from developed markets
                                                 outside the U.S.

INTERNATIONAL GROWTH FUND            1.08%       Seeks to achieve high total return by seeking to
Grantham, Mayo, Van Otterloo &                   outperform its benchmark, the S&P/Citigroup Primary
Co. LLC                                          Market Index ("PMI") Europe, Pacific, Asia
                                                 Composite ("EPAC") Growth Style Index.* The fund
                                                 typically invests in a diversified mix of equity
                                                 investments from developed markets outside the U.S.

INTRINSIC VALUE FUND                 0.84%       Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo &                   outperform its benchmark, the Russell 1000 Value
Co. LLC                                          Index. The fund typically makes equity investments
                                                 in U.S. companies whose stocks are included in the
                                                 Russell 1000 Index, or in companies with size and
                                                 growth characteristics similar to those of
                                                 companies with stocks in the Index.

U.S. CORE FUND                       0.83%       Seeks to achieve a high total return by
Grantham, Mayo, Van Otterloo &                   outperforming its benchmark, the S&P 500 Index. The
Co. LLC                                          fund normally invests at least 80% of its assets in
                                                 investments tied economically to the U.S. and
                                                 typically makes equity investments in larger
                                                 capitalized U.S. companies to gain broad exposure
                                                 to the U.S. equity market.

U.S. QUALITY EQUITY FUND             0.85%       Seeks to achieve a high total return by
Grantham, Mayo, Van Otterloo &                   outperforming its benchmark, the S&P 500 Index. The
Co. LLC                                          fund normally invests at least 80% of its assets in
                                                 investments tied economically to the U.S. and
                                                 typically makes equity investments in larger
                                                 capitalized U.S. companies to gain broad exposure
                                                 to the U.S. equity market. The fund typically holds
                                                 between 40 and 80 stocks.

VALUE OPPORTUNITIES FUND             0.89%       Seeks long-term capital growth by seeking to
Grantham, Mayo, Van Otterloo &                   outperform its benchmark, the Russell 2500 Value
Co. LLC                                          Index. The fund typically makes equity investments
                                                 in companies whose stocks are included in the
                                                 Russell 2500 Index, or in companies with total
                                                 market capitalizations similar such companies
                                                 ("small cap companies"). The fund normally invests
                                                 at least 80% of its assets in securities of small
                                                 cap companies.

----------
* "Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the funds.

FUND DETAILS

BUSINESS STRUCTURE

The diagram below shows the basic business structure used by John Hancock Funds
II. The Board of Trustees of John Hancock Funds II oversees its business activities and retains the services of the various firms that carry out the operations of the funds.

The Trustees have the power to change the respective investment goal of each of the Lifestyle Portfolios without shareholder approval.

MANAGEMENT FEES The Fund pays the Adviser a fee for each Lifestyle Portfolio. The fee is stated as an annual percentage of the current value of the aggregate assets of all the Lifestyle Portfolios (together with the assets of all the Lifestyle Trusts of John Hancock Trust) determined in accordance with the following schedule and that rate is applied to the assets of each fund.

                             MANAGEMENT FEE SCHEDULE

                                               FIRST       EXCESS OVER
                                           $7.5 BILLION   $7.5 BILLION
                                           ------------   ------------
Aggregate Assets of Lifestyle Portfolios
and JHT Lifestyle Trusts                      0.050%         0.040%

[DIAGRAM]

Shareholders

Financial services firms and their representatives

     Advise current and prospective shareholders on their fund investments, often in the context of an overall financial plan.

Distribution and shareholder services

Principal distributor

     John Hancock Funds, LLC

     Markets the funds distributes shares through selling brokers, financial planners and other financial representatives.

Transfer agent

     John Hancock Signature Services, Inc.

     Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

Asset management

Custodian

     State Street Bank and Trust Company
     225 Franklin Street
     Boston, Massachusetts 02110

     Holds the funds' assets, settles all portfolio trades and collects most of the valuation data required for calculating each fund's NAV.

Investment adviser

     John Hancock Investment Management Services, LLC
     601 Congress Street
     Boston, Massachusetts 02210

     Manages the funds' business and investment activities.

Subadviser

     MFC Global Investment Management (U.S.A.) Limited
     200 Bloor Street East
     Toronto, Ontario, Canada M4W 1E5

     Provides portfolio management to the funds.

Subadviser consultant

     Deutsche Asset Management, Inc.
     345 Park Avenue
     New York, New York 10154

     Provides assets allocation consulting services to the subadviser.

Trustees

     Oversee the funds' activities.

[END OF DIAGRAM]

SUBADVISER

MFC Global (U.S.A.) is the subadviser to each of the Lifestyle Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Lifestyle Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

The subadviser is compensated by the Adviser, and not by any of the Lifestyle Portfolios. Similarly, DeAM is compensated by the subadviser, and not by any of the Lifestyle Portfolios.

Pursuant to an order received from the SEC, the Adviser is permitted to appoint a new subadviser for a fund or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, the Fund is able from time to time to change fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Fund (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

PORTFOLIO MANAGER

Steve Orlich is the portfolio manager for each Lifestyle Portfolio. He joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation. The Fund's Statement of Additional Information includes additional information about Mr. Orlich's compensation, the accounts he manages other than the Lifestyle

Portfolios and his ownership of shares of the funds, if any.

FINANCIAL HIGHLIGHTS


Financial highlights are not yet available for the funds of John Hancock Funds II which are newly organized.



                          [TO BE INSERTED BY AMENDMENT]

[BACK COVER]

FOR MORE INFORMATION

The following documents are available that offer further information on John Hancock Funds II:




STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI of John Hancock Funds II contains more detailed information on all aspects of the Lifestyle Portfolios, including a summary of the policy of John Hancock Funds II regarding disclosure of the funds' portfolio holdings. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.


TO REQUEST A FREE COPY OF THE SAI OF JOHN HANCOCK FUNDS II, PLEASE CONTACT JOHN
HANCOCK:


By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

On the Internet: www.jhfunds.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS AND OTHER INFORMATION ABOUT THE FUND FROM THE SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

[JOHN HANCOCK FUNDS II LOGO]

                              JOHN HANCOCK FUNDS II

                       STATEMENT OF ADDITIONAL INFORMATION

                                OCTOBER __, 2005

This Statement of Additional Information provides information about the funds of John Hancock Funds II (the "Fund") in addition to the information that is contained in the Fund's prospectuses dated October __, 2005. Each of the funds is a separate series of the Fund.


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Fund's prospectuses. Copies of the Fund's prospectuses (collectively, the "Prospectus") can be obtained free of charge by writing or telephoning:


                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                1-(800)-225-5291

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
Organization of the Fund
Investment Policies
Hedging and Other Strategic Transactions
Investment Restrictions
Portfolio Turnover
Those Responsible for Management
Shareholders of the Fund
Investment Management Arrangements and Other Services
Distribution Agreements
Sales Compensation
Net Asset Value
Initial Sales Charge on Class A Shares
Deferred Sales Charge on Class B and Class C Shares
Special Redemptions
Eligible Investors for Class R3, R4, R5, 1, 3 and I Shares
Additional Services and Programs
Purchases and Redemptions Through Third Parties
Description of Fund Shares
Additional Information Concerning Taxes
Brokerage Allocation
Transfer Agent Services
Custody of Portfolio Securities
Independent Registered Public Accounting Firm
Codes of Ethics
Financial Statements
Appendix A -  Debt Security Ratings
Appendix B -  Policy Regarding Disclosure of Portfolio Holdings
Appendix C -- Portfolio Manager Information
Appendix D -  Proxy Voting Policies and Procedures

ORGANIZATION OF THE FUND

     The Fund was organized on June 28, 2005 as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act" ). Each of the funds is a series of the Fund.

     John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) (the "Adviser") is the investment adviser to the Fund and each of the funds. The Adviser is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940.

     Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily through John Hancock in the United States, the group offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn$364 billion (US$297 billion) as of June 30, 2005.

     MFC trades as 'MFC' on the TSX, NYSE and PSE, and under '0945' on the SEHK. Manulife Financial can be found on the Internet at www.manulife.com.

INVESTMENT POLICIES

     The principal strategies and risks of investing in each fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the funds may be changed without shareholder approval.

GLOBAL ALLOCATION FUND

     The following supplements the disclosure regarding the Global Allocation Fund in the Prospectus of the Fund.

          As set forth in the Prospectus, under normal market conditions, the Global Allocation Fund expects to allocate assets between fixed income securities and equity securities. The "Strategy Ranges" indicated below are the ranges within which the Global Allocation Fund generally expects to allocate its assets among the various asset classes. The Global Allocation Fund may exceed these Strategy Ranges and may modify them in the future.

ASSET CLASS STRATEGY RANGES     PERCENTAGE
---------------------------     ----------
U.S. Equities                   10% to 70%
Global (ex U.S.) Equities        0% to 52%
Emerging Market Equities         0% to 13%
U.S. Fixed Income                0% to 51%
Global (ex U.S.) Fixed Income    0% to 39%
High Yield Fixed Income          0% to 13%
Emerging Market Debt             0% to 12%
Cash Equivalents                 0% to 50%

MONEY MARKET INSTRUMENTS

     The Money Market Fund invests in the types of money market instruments described below. Certain of the instruments listed below may also be purchased by the other funds in accordance with their investment policies. In addition, certain funds may purchase money market instruments (and other securities as noted under each fund description) for temporary defensive purposes, except that the U.S. Government Securities Fund may not invest in Canadian and Provincial Government and Crown Agency Obligations.

     1. U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

     U.S. Government Obligations. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds.

     GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association which guarantee is supported by the full faith and credit of the U.S. government.

     U.S. Agency Obligations. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to:

     -    Student Loan Marketing Association,

     -    Federal Home Loan Banks,

     -    Federal Intermediate Credit Banks and

     -    the Federal National Mortgage Association.

     U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration.

     Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate Credit Banks. Others, such as those issued by the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. In addition, other obligations such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury.

     No assurance can be given that the U.S. Government will provide financial support for the obligations of such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, "U.S. Government securities" refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. Government.

     2. CANADIAN AND PROVINCIAL GOVERNMENT AND CROWN AGENCY OBLIGATIONS

     Canadian Government Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans.

     Canadian Crown Obligations. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency ("Crown agencies") pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. These obligations include, but are not limited to, those issued or guaranteed by the:

     -    Export Development Corporation,

     -    Farm Credit Corporation,

     -    Federal Business Development Bank, and

     -    Canada Post Corporation.

     In addition, certain Crown agencies which are not by law agents of Her Majesty may issue obligations which by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown agencies which are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.

     Provincial Government Obligations. Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. These securities include treasury bills, notes, bonds and debentures.

     Provincial Crown Agency Obligations. Provincial Crown agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency ("Provincial Crown Agencies") pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain provincial Crown agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other provincial Crown agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other provincial Crown agencies which are not by law agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of Provincial Crown Agencies which are not agents of Her Majesty and which it has not guaranteed, as it is not obligated to do so by law. Provincial Crown Agency obligations described above include, but are not limited to, those issued or guaranteed by a:

     -    provincial railway corporation,

     -    provincial hydroelectric or power commission or authority,

     -    provincial municipal financing corporation or agency, and

     -    provincial telephone commission or authority.

Any Canadian obligation acquired by the Money Market Fund will be payable in U.S. dollars.

     3. CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES

     Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.

     Bankers' Acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.

All portfolios of the Fund may acquire obligations of foreign banks and foreign branches of U.S. banks. These obligations are not insured by the Federal Deposit Insurance Corporation.

     4. COMMERCIAL PAPER

     Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

     Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., "lending") fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.

     A fund will only invest in variable amount master demand notes issued by companies which, at the date of investment, have an outstanding debt issue rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P and which the applicable Subadviser has determined present minimal risk of loss to the fund. A Subadviser will look generally at the financial strength of the issuing company as "backing" for the note and not to any security interest or supplemental source such as a bank letter of credit. A variable amount master demand note will be valued on each day a fund's net asset value is determined. The net asset value will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.

     5. CORPORATE OBLIGATIONS

     Corporate obligations include bonds and notes issued by corporations to finance long-term credit needs.

     6. REPURCHASE AGREEMENTS

     Repurchase agreements are arrangements involving the purchase of an obligation by a fund and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a fund to the seller of the obligation with such obligation serving as collateral for the seller's agreement to repay the amount borrowed with interest. Repurchase agreements permit a fund the opportunity to earn a return on cash that is only temporarily available. A fund may enter into a repurchase agreement with banks, brokers or dealers. However, a fund will enter into a repurchase agreement with a broker or dealer only if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased by the fund decrease below the resale price.

     Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.

     The Subadvisers, on behalf of the funds they advise, shall engage in a repurchase agreement transactions only with those banks or broker/dealers who meet the Subadviser's quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The counterparties to a repurchase agreement transaction are limited to a:

     -    Federal Reserve System member bank,

     - primary government securities dealer reporting to the Federal Reserve Bank of New York's Market Reports Division, or

     - broker/dealer which reports U.S. Government securities positions to the Federal Reserve Board.

The Subadvisers will continuously monitor the transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.

     The risk to a fund in a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss to the fund, if any, would be the difference between the repurchase price and the underlying obligation's market value. A fund might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation by the Fund might be delayed or limited.

     7. FOREIGN REPURCHASE AGREEMENTS

     Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.

OTHER INSTRUMENTS

     The following discussion provides an explanation of some of the other instruments in which certain funds (as indicated) may invest.

     1. WARRANTS

     Subject to certain restrictions, each of the funds except the Money Market Fund and the Lifestyle Funds may purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

     2. REVERSE REPURCHASE AGREEMENTS

     Each fund may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a fund sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the fund repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the fund receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund's net asset value per share. Each fund will cover its repurchase agreement transactions by maintaining in a segregated custodial account cash, Treasury bills or other U.S. Government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.

     3. MORTGAGE SECURITIES

     Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund which invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.

     In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.

     Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or "margin" to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:

     - one-year, three-year and five-year constant maturity Treasury Bill rates,

     -    three-month or six-month Treasury Bill rates,

     -    11th District Federal Home Loan Bank Cost of Funds,

     -    National Median Cost of Funds, or

     - one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR") and other market rates.

     During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or "cap rates" for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund's net asset value could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.

     Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:

     -    mortgage bankers,

     -    commercial banks,

     -    investment banks,

     -    savings and loan associations, and

     -    special purpose subsidiaries of the foregoing.

     Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the Government National Mortgage Association
(GNMA) or Federal Home Loan Mortgage Corporation (FHLMC), such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A fund which invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.

     Collateralized Mortgage Obligations ("CMOs"). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a "tranche," may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile.

     CMOs purchased by the funds may be:

(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or

(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

     STRIPS. In addition to the U.S. Government securities discussed above, certain funds may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

     Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a fund's net assets. See " Other Investment Policies. - Illiquid Securities".

     Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or "IO" class), while the other class will receive all of the principal (the principal only or "PO" class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.

     As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and Statement of Additional Information, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, the Fund believes that investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and this Statement of Additional Information, will contribute to a fund's relatively stable net asset value.

     In addition to the stripped mortgage securities described above, each of the Strategic Bond, High Yield Fund and Value Fund may invest in similar securities such as Super principal only and Levered interest only which are more volatile than POs and IOs. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. Risks associated with Levered IOs and IOettes are similar in nature to those associated with IOs. The Strategic Bond Fund may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions of the fund.

     Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the fund.

     Inverse Floaters. Each of the Strategic Bond Fund, High Yield Fund and Value Fund may invest in inverse floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which the fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters may be illiquid together with any other illiquid investments, will not exceed 15% of a fund's net assets. See "Other Investment Policies - Illiquid Securities".

     Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.

     Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described below under "Asset-Backed Securities."

     4. ASSET-BACKED SECURITIES

     The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.

     Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund's ability to maintain an investment including high-yielding asset-backed securities will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. A fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody's (in the case of the Strategic Bond Fund BBB or better by S&P or Baa or better by Moody's) or that the Subadviser believes are of comparable quality.

     As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see "Types of Credit Support" below. A fund will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under "Additional Investment Policies" below.

     Types of Credit Support. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:

     -    liquidity protection, and

     -    default protection

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

     Some examples of credit support include:

     - "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class),

     - creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses), and

     - "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

     The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.

     The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.

     5. ZERO COUPON SECURITIES, DEFERRED INTEREST BONDS AND PAY-IN-KIND BONDS

     Zero coupon securities, deferred interest bonds and pay-in-kind bonds involve special risk considerations. Zero coupon securities and deferred interest bonds are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. When a zero coupon security or a deferred interest bond is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding these securities until maturity know at the time of their investment what the return on their investment will be. The funds also may purchase pay-in-kind bonds. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.

     Zero coupon securities, deferred interest bonds and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and deferred interest bonds usually appreciate during periods of declining interest rates and usually depreciates during periods of rising interest rates.

     Issuers of Zero Coupon Securities and Pay-In-Kind Bonds. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, these securities are widely traded by brokers and dealers and, to the extent they are widely traded, will not be considered illiquid for the purposes of the investment restriction under "Additional Investment Policies" below.

     Tax Considerations. Current Federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income and excise taxes, a fund may be required to distribute income accrued with respect to these securities and may have to dispose of fund securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

     6. LOANS AND OTHER DIRECT DEBT INSTRUMENTS

     Each fund may invest in loans and other direct debt instruments to the extent authorized by its investment policies. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

     7. HIGH YIELD (HIGH RISK) DOMESTIC CORPORATE DEBT SECURITIES

     High yield U.S. corporate debt securities in which the funds may invest include bonds, debentures, notes, bank loans, credit-linked notes and commercial paper. Most of these debt securities will bear interest at fixed rates except bank loans, which usually have floating rates. The funds may also invest in bonds with variable rates of interest or debt securities which involve equity features, such as equity warrants or convertible outright and participation features (i.e., interest or other payments, often in addition to a fixed rate of return, that are based on the borrower's attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

     The market for high yield U.S. corporate debt securities has undergone significant changes since it was first established. Issuers in the U.S. high yield market originally consisted primarily of growing small capitalization companies and larger capitalization companies whose credit quality had declined from investment grade. During the mid-1980s, participants in the U.S. high yield market issued high yield securities principally in connection with leveraged buyouts and other leveraged recapitalizations. In late 1989 and 1990, the volume of new issues of high yield U.S. corporate debt declined significantly and liquidity in the market decreased. Since early 1991, the volume of new issues of high yield U.S. corporate debt securities has increased substantially and secondary market liquidity has improved. During the same periods, the U.S. high yield debt market exhibited strong returns, and it continues to be an attractive market in terms of yield and yield spread over U.S. Treasury securities. Currently, most new offerings of U.S. high yield securities are being issued to refinance higher coupon debt and to raise funds for general corporate purposes as well as to provide financing in connection with leveraged transactions.

     8. BRADY BONDS

     Brady Bonds are debt securities issued under the framework of the "Brady Plan," an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, the funds may invest in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:

     - the exchange of outstanding commercial bank debt for bonds issued at 100% of face value which carry a below-market stated rate of interest (generally known as par bonds),

     - bonds issued at a discount from face value (generally known as discount bonds),

     -    bonds bearing an interest rate which increases over time, and

     - bonds issued in exchange for the advancement of new money by existing lenders.

Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six-month LIBOR rate. Regardless of the stated face amount and interest rate of the various types of Brady Bonds, the funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase.

     Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (the "IMF"), the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.

     The funds may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

     Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which the funds invest are likely to be acquired at a discount.

     9. SOVEREIGN DEBT OBLIGATIONS

     Each fund may invest in sovereign debt obligations to the extent authorized by its investment polices. Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loan or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

     10. INDEXED SECURITIES

     Each fund may invest in indexed securities to the extent authorized by its investment policies. Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

     Currency indexed securities typically are short term to intermediate term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities. Currency indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

     11. HYBRID INSTRUMENTS

     Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument ("Hybrid Instruments").

     Characteristics of Hybrid Instruments. Generally, a Hybrid Instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:

     - prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, "Underlying Assets") or

     - an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks").

     Hybrid Instruments may take a variety of forms, including, but not limited to:

     - debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time,

     - preferred stock with dividend rates determined by reference to the value of a currency, or

     - convertible securities with the conversion terms related to a particular commodity.

     Uses of Hybrid Instruments. Hybrid Instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.

     One approach is to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the investing fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.

     The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of the fund may decline; for example, if interest rates may not move as anticipated or credit problems could develop with the issuer of the Hybrid Instrument.

     Risks of Investing in Hybrid Instruments. The risks of investing in Hybrid Instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a Hybrid Instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. See " Hedging and Other Strategic Transactions" below for a description of certain risks associated with investments in futures, options, and forward contracts.

     Volatility. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

     Leverage Risk. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if "leverage" is used to structure a Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss, as well as the potential for gain.

     Liquidity Risk. Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party or issuer of the Hybrid Instrument would be an additional risk factor which the fund would have to consider and monitor.

     Lack of US Regulation. Hybrid Instruments may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission ("SEC"), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

     The various risks discussed above with respect to Hybrid Instruments particularly the market risk of such instruments, may cause significant fluctuations in the net asset value of a fund.

     12. ADRS, EDRS AND GDRS

     Securities of foreign issuers may include American Depository Receipts, European Depository Receipts and Global Depository Receipts ("ADRs," "EDRs" and "GDRs," respectively). Depository Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

     ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise involve risks associated with investing in foreign securities.

     Securities of foreign issuers also include EDRs and GDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

     13. VARIABLE AND FLOATING RATE OBLIGATIONS

     Certain of the funds may invest in floating or variable rate securities. Investments in floating or variable rate securities normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of Treasury Bonds or Bill or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the fund on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before the fund is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the fund through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

     14. EXCHANGE TRADED FUNDS

     Certain of the funds may invest in exchange traded funds ("ETFs"). These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees which increase their costs.

ADDITIONAL INVESTMENT POLICES

     The following provides a more detailed explanation of some of the investment policies of the funds.

     1. LENDING SECURITIES

     Each fund may lend its securities so long as its loans of securities do not represent in excess of 33 1/3% of such fund's total assets. This lending limitation is a fundamental restriction which may not be changed without shareholder approval. The procedure for lending securities is for the borrower to give the lending fund collateral consisting of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The lending fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.

     The Fund anticipates that securities will be loaned only under the following conditions:

(1) the borrower must furnish collateral equal at all times to the market value of the securities loaned and the borrower must agree to increase the collateral on a daily basis if the securities loaned increase in value;

(2) the loan must be made in accordance with New York Stock Exchange rules, which presently require the borrower, after notice, to redeliver the securities within five business days; and

(3) the fund making the loan may pay reasonable service, placement, custodian or other fees in connection with loans of securities and share a portion of the interest from these investments with the borrower of the securities.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

     2. WHEN-ISSUED SECURITIES ("FORWARD COMMITMENTS")

     In order to help ensure the availability of suitable securities, each of the funds may purchase debt or equity securities on a "when-issued" or on a "forward delivery" basis. Purchasing securities on a when-issued or forward delivery basis means that the obligations will be delivered to the fund at a future date, which may be one month or longer after the date of the commitment ("forward commitments"). Except as may be imposed by these factors, there is no limit on the percent of a fund's total assets that may be committed to such transactions.

     Under normal circumstances, a fund purchasing securities on a when-issued or forward delivery basis will take delivery of the securities, but the fund may, if deemed advisable, sell the securities before the settlement date. In general, a fund does not pay for the securities, or start earning interest on them, until the obligations are scheduled to be settled. The fund does, however, record the transaction and reflect the value each day of the securities in determining its net asset value. At the time of delivery, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such bases, a fund will maintain on its records liquid assets consisting of cash or high quality debt securities equal to the amount of the commitments to purchase when-issued or forward delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on a fund's ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which the fund may purchase when-issued or forward delivery securities.

     3. MORTGAGE DOLLAR ROLLS

     Each fund (except the Money Market Fund and the Lifestyle Funds) may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon and maturity) securities on a specified future date. During the roll period, the fund forgoes principal and interest paid on the mortgage-backed securities. A fund is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. A fund may also be compensated by receipt of a commitment fee. A fund may only enter into "covered rolls". A covered roll is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction or for which the fund maintains on its records liquid assets having an aggregate value at least equal to the amount of such commitment to repurchase. Dollar roll transactions involve the risk that the market value of the securities sold by the fund may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund's net asset value per share, each fund will cover the mortgage dollar roll transaction as described above.

     4. ILLIQUID SECURITIES

     Each of the funds, except the Money Market Fund, may not invest more than 15% of its net assets in securities that are not readily marketable ("illiquid securities"). The Money Market Fund may not invest more than 10% of its net assets in illiquid securities. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

     Rule 144A Securities are Excluded from the Limitation on Illiquid Securities. Securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A of the Securities Act of 1933 ("1933 Act") or other exemptions from the registration requirements of the 1933 Act may be excluded from the 10% and 15% limitations on illiquid securities. The Subadvisers decide, subject to the Trustees' oversight, whether securities sold according to Rule 144A are readily marketable for purposes of the Fund's investment restriction. The Subadvisers will also monitor the liquidity of Rule 144A securities held by the funds for which they are responsible. To the extent that Rule 144A securities held by a fund should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of the fund could be adversely affected.

     Section 4(2) Commercial Paper is Excluded from the Limitation on Illiquid Securities. The Money Market Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) commercial paper is restricted as to the disposition under Federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be made in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Money Market Fund through or with the assistance of the issuer or investment dealers who make a market in
Section 4(2) commercial paper, thus providing liquidity. The Money Market Fund's Subadviser believes that Section 4(2) commercial paper meets its criteria for liquidity and is quite liquid. The Money Market Fund intends, therefore, to treat Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities. The Money Market Fund's Subadviser will monitor the liquidity of 4(2) commercial paper held by the Money Market Fund, subject to the Trustees' oversight.

     5. SHORT SALES

     Certain of the funds may make short sales of securities or maintain a short position, provided that at all times when a short position is open the fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale "against-the-box").

     Certain of the funds may also sell a security it does not own in anticipation of a decline in the market value of that security (a "short sale"). To complete such a transaction, the fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the fund replaces a borrowed security, the fund will segregate with its custodian cash or other liquid assets at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaced the borrowed security. The fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

INVESTMENT IN OTHER INVESTMENT COMPANIES

     Certain of the funds may invest in shares of closed-end investment companies, unit investment trusts, and open-end investment companies. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in certain types of investment companies, such as closed end investment companies, issue a fixed number of shares that trade on a stock exchange or may involve the payment of substantial premiums above the value of such investment companies' portfolio securities when traded over-the-counter or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

     The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.

     6. LOAN PARTICIPATIONS AND ASSIGNMENTS

     Certain of the funds may invest in loan participation or assignments. Loan participations are loans or other direct debt instruments which are interests in amounts owned by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the term of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

     When a fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligation acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The funds anticipate that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

RISK FACTORS

     The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

NON-DIVERSIFIED FUNDS

     Definition of Non-Diversified. Any fund that is non-diversified is limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by the fund's own investment restrictions. In contrast, a diversified fund may not invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.

     Risks. Since a non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies, it may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies.

EQUITY SECURITIES

     Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the fund is invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

FIXED-INCOME SECURITIES

     Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

     Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

     Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities. Additional information on the risks of investing in investment grade fixed-income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

INVESTMENT GRADE FIXED-INCOME SECURITIES IN THE LOWEST RATING CATEGORY

     Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

LOWER RATED FIXED-INCOME SECURITIES

     Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's). The principal risks of investing in these securities are as follows:

     General Risks

     - Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

     - Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

     - Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

     - Dependence on Subadviser's Own Credit Analysis. While a subadviser to a fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

     Additional Risks Regarding Lower Rated Corporate Fixed-income Securities

Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities.

Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

     Additional Risks Regarding Lower Rated Foreign Government Fixed-income Securities

Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

SMALL AND MEDIUM SIZE COMPANIES

Small or Unseasoned Companies

     - Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

     - Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

     - Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

     - Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

     - Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

     - Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

FOREIGN SECURITIES

     The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

     - Currency Fluctuations. Investments in foreign securities may cause a fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the fund could still lose money.

     - Political and Economic Conditions. Investments in foreign securities subject a fund to the political or economic conditions of the foreign country. These conditions could cause fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the fund from selling its investment and taking the money out of the country.

     - Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

     - Nationalization of Assets. Investments in foreign securities subject a fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

     - Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

     - Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

INVESTMENT COMPANY SECURITIES

     Certain of the funds may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

EXCHANGE TRADED FUNDS (ETFS)

     These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

STRIPPED SECURITIES

     Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

     Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not the purchase of shares of the fund.

     Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a "pass-through" of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

     When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund's mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.

     When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

     The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the fund.

     Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by the fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

     Collateralized Mortgage Obligations. The fund may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

     Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

SECURITIES LINKED TO THE REAL ESTATE MARKET

     Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

     -    Declines in the value of real estate;

     -    Risks related to general and local economic conditions;

     -    Possible lack of availability of mortgage funds;

     -    Overbuilding;

     -    Extended vacancies of properties;

     -    Increased competition;

     -    Increases in property taxes and operating expenses;

     -    Change in zoning laws;

     - Losses due to costs resulting from the clean-up of environmental problems;

     - Liability to third parties for damages resulting from environmental problems;

     -    Casualty or condemnation losses;

     -    Limitations on rents;

     - Changes in neighborhood values and the appeal of properties to tenants; and

     -    Changes in interest rates.

     Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the fund's shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

     Securities of companies in the real estate industry include REITs including Equity REITs and Mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while

Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

     In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See "Small and Medium Size Companies" above for a discussion of the risks associated with invests in these companies.

INDUSTRY OR SECTOR INVESTING

     When a fund's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

     Internet-Related Investments. The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to (a) rapidly changing technology, (b) extensive government regulation and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings which they may not be able to maintain over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. Any fund that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other funds that invest primarily in small company securities.

     Financial Services Industry. A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

     Banking. Commercial banks (including "money center" regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

     Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.

     Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

     Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

     Utilities. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

     Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products. The prices of the securities of heath sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company's market value or share price.

INITIAL PUBLIC OFFERINGS (IPOS)

     Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund's performance likely will decrease as the fund's asset size increases, which could reduce the fund's returns. IPOs may not be consistently available to a fund for investing, particularly as the fund's asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

U.S. GOVERNMENT SECURITIES

     Certain of the funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

HIGH YIELD (HIGH RISK) SECURITIES

     The following discussion supplements the disclosure regarding the risks of investing in non-investment grade securities.

     GENERAL. Certain of the funds may invest in high yield (high risk) securities. High yield securities are those rated below investment grade and comparable unrated securities. These securities offer yields that fluctuate over time, but generally are superior to the yields offered by higher rated securities. However, securities rated below investment grade also have greater risks than higher rated securities as described below.

     Interest Rate Risk. To the extent a fund invests primarily in fixed-income securities, the net asset value of the fund's shares can be expected to change as general levels of interest rates fluctuate. However, the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors (such as developments relating to a specific issuer) when interest rates decline, the value of a fixed-income fund generally rise. Conversely, when interest rates rise, the value of a fixed-income fund will decline.

     Liquidity. The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for investment grade securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants are mostly institutional investors. In addition, the trading volume for high yield debt securities is generally lower than for investment grade securities. Furthermore, the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer.

     These factors may have an adverse effect on the ability of funds investing in high yield securities to dispose of particular portfolio investments. These factors also may limit the funds from obtaining accurate market quotations to value securities and calculate net asset value. If a fund investing in high yield debt securities is not able to obtain precise or accurate market quotations for a particular security, it will be more difficult for the Trustees to value that fund's investments. Therefore the Trustees may have to use a greater degree of judgment in making such valuations.

     Less liquid secondary markets may also affect a fund's ability to sell securities at their fair value. Each fund may invest up to 15% (10% in the case of the Money Market Fund) of its net assets, measured at the time of investment, in illiquid securities. These securities may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a fund's assets invested in illiquid securities may increase.

     NON-INVESTMENT GRADE CORPORATE DEBT SECURITIES. While the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of non-investment grade corporate debt securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.

     In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

     NON-INVESTMENT GRADE FOREIGN SOVEREIGN DEBT SECURITIES. Investing in non-investment grade foreign sovereign debt securities will expose funds to the consequences of political, social or economic changes in the developing and emerging market countries that issue the securities. The ability and willingness of sovereign obligors in these countries to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Developing and emerging market countries have historically experienced (and may continue to experience) high inflation and interest rates, exchange rate trade difficulties, extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability.

     THE ABILITY OF A FOREIGN SOVEREIGN OBLIGOR TO MAKE TIMELY PAYMENTS ON ITS EXTERNAL DEBT OBLIGATIONS WILL ALSO BE STRONGLY INFLUENCED BY:

     -    the obligor's balance of payments, including export performance,

     -    the obligor's access to international credits and investments,

     -    fluctuations in interest rates, and

     -    the extent of the obligor's foreign reserves.

     Obligor's Balance of Payments. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.

     Obligor's Access to International Credits and Investments. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure in any of these efforts may result in the cancellation of these third parties' lending commitments, thereby further impairing the obligor's ability or willingness to service its debts on time.

     Obligor's Fluctuations in Interest Rates. The cost of servicing external debt is generally adversely affected by rising international interest rates since many external debt obligations bear interest at rates which are adjusted based upon international interest rates.

     Obligor's Foreign Reserves. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

     The Consequences of a Default. As a result of the previously listed factors, a governmental obligor may default on its obligations. If a default occurs, the fund holding foreign sovereign debt securities may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of the foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

     Sovereign obligors in developing and emerging countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations. This difficulty has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things:

     - reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and

     -    obtaining new credit to finance interest payments.

     Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the funds may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

          Securities in the Lowest Rating Categories. Certain debt securities in which the funds may invest may have (or be considered comparable to securities having) the lowest ratings for non-subordinated debt instruments assigned by Moody's or Standard & Poor's. These securities are rated Caa or lower by Moody's or CCC or lower by Standard & Poor's. These securities are considered to have the following characteristics:

     - extremely poor prospects of ever attaining any real investment standing,

     -    current identifiable vulnerability to default,

     - unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions,

     - are speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations, and/or

     -    are default or not current in the payment of interest or principal.

Accordingly, it is possible that these types of characteristics could, in certain instances, reduce the value of securities held by a fund with a commensurate effect on the value of the fund's shares.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

     Individual funds may be authorized to use a variety of investment strategies primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements), and managing the effective maturity or duration of debt instruments held by the funds (such investment strategies and transactions are referred to as "Hedging and Other Strategic Transactions"). These strategies may also be used to gain exposure to a particular securities market. The description in the Prospectus of each fund indicates which, if any, of these types of transactions may be used by the funds.

     A detailed discussion of Hedging and Other Strategic Transactions follows. No fund that is authorized to use any of these investment strategies will be obligated to pursue any of the strategies and no fund makes any representation as to the availability of these techniques at this time or at any time in the future. In addition, a fund's ability to pursue certain of these strategies may be limited by the Commodity Exchange Act, as amended, applicable rules and regulations of the CFTC thereunder and U.S. Federal income tax considerations.

GENERAL CHARACTERISTICS OF OPTIONS

     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Hedging and Other Strategic Transactions involving options require segregation of portfolio assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. A fund's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the fund the right to sell the instrument at the option exercise price.

     If and to the extent authorized to do so, a fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. A fund will not sell put options if, as a result, more than 50% of the fund's assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.

          Risk of Selling Put Options. In selling put options, a fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

     Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A fund's purchase of a call option on an underlying instrument might be intended to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.

          Partial Hedge or Income to the Fund. If a fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the fund or will increase the fund's income. Similarly, the sale of put options can also provide fund gains.

          Covering of Options. All call options sold by a fund must be "covered" (that is, the fund must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).

          Risk of Selling Call Options. Even though a fund will receive the option premium to help protect it against loss, a call option sold by the fund will expose the fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

     Exchange-listed Options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

     OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under "Eurodollar Instruments") are cash settled for the net amount, if any, by which the option is "in-the-money" at the time the option is exercised. "In-the-money" means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     A fund's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:

     -    insufficient trading interest in certain options,

     -    restrictions on transactions imposed by an exchange,

     - trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits,

     -    interruption of the normal operations of the OCC or an exchange,

     - inadequacy of the facilities of an exchange or the OCC to handle current trading volume, or

     - a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

     OTC Options. Over-the-counter ("OTC") options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any fund authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

     Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Subadviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be met. A fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the Subadviser. In the absence of a change in the current position of the staff of the SEC, OTC options purchased by a fund and the amount of the fund's obligation pursuant to an OTC option sold by the fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

     Types of Options That May Be Purchased. If and to the extent authorized to do so, a fund may purchase and sell call options on securities indices, currencies, and futures contracts, as well as and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.

     Each fund reserves the right to invest in options on instruments and indices which may be developed in the future to the extent consistent with applicable law, the fund's investment objective and the restrictions set forth herein.

GENERAL CHARACTERISTICS OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     If and to the extent authorized to do so, a fund may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:

     - as a hedge against anticipated interest rate, currency or market changes,

     -    for duration management,

     -    for risk management purposes,

     -    to gain exposure to a securities market.

Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.

     Use Will Be Consistent with Applicable Regulatory Requirements. A fund's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular with the rules and regulations of the CFTC and will be entered into primarily for bona fide hedging, risk management (including duration management) or to attempt to increase income or gains.

     Margin. Maintaining a futures contract or selling an option on a futures contract will typically require a fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.

     Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

     Value of Futures Contracts Sold by a Fund. The value of all futures contracts sold by a fund (adjusted for the historical volatility relationship between such fund and the contracts) will not exceed the total market value of the fund's securities.

STOCK INDEX FUTURES

     Definition. A stock index futures contract (an "Index Future") is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.

     Uses of Index Futures. Below are some examples of how Index Futures may be used:

     - In connection with a fund's investment in common stocks, a fund may invest in Index Futures while the Subadviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase.

     - A fund may also invest in Index Futures when a subadviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the fund's pending investment in such stocks when they do become available.

     - Through the use of Index Futures, a fund may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit a fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security) which may result from increases or decreases in positions already held by a fund.

     - A fund may also invest in Index Futures in order to hedge its equity positions.

     Hedging and Other Strategic Transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate fund management purposes including gaining exposure to a particular securities market. None of the funds will act as a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC).

OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES

     If and to the extent authorized to do so, a fund may purchase and sell call and put options on securities indices and other financial indices ("Options on Financial Indices"). In so doing, the fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.

     Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement.

YIELD CURVE OPTIONS

     Certain of the funds may also enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contract to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

     Yield curve options may be used for the same purposes as other options on securities. Specifically, a fund may purchase or write such options for hedging purposes. For example, a fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. The fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the subadviser, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by a fund will be "covered." A call (or put) option is covered if the fund holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the fund's net liability under the two options. Therefore, a fund's liability for such a covered option is generally limited to the difference between the amount of the fund's liability under the option written by the fund less the value of the option held by the fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter.

CURRENCY TRANSACTIONS

     If and to the extent authorized to do so, a fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include:

     -    forward currency contracts,

     -    exchange-listed currency futures contracts and options thereon,

     -    exchange-listed and OTC options on currencies, and

     -    currency swaps.

A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below under "Swaps, Caps, Floors and Collars." A fund may enter into currency transactions only with counterparties that are deemed creditworthy by the subadviser.


     A fund's dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. A fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuation from one country to another.


     Transaction Hedging. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of the portfolio's securities or the receipt of income from them.

     Position Hedging. Position hedging is entering into a currency transaction with respect to fund securities positions denominated or generally quoted in that currency.

     Cross Hedging. A fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the fund has or in which the fund expects to have exposure.

     Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a fund's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the fund's securities denominated in linked currencies.

     Risk of Currency Transactions. Currency transactions are subject to risks different from other fund transactions, as discussed below under "Risk Factors." If a fund enters into a currency hedging transaction, the fund will comply with the asset segregation requirements described below under "Use of Segregated and Other Special Accounts."

COMBINED TRANSACTIONS

     To the extent authorized to do so, a fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although a fund will normally enter into combined transactions to reduce risk or otherwise more effectively achieve the desired fund management goal, it is possible that the combination will instead increase the risks or hinder achievement of the fund's objective.

SWAPS, CAPS, FLOORS AND COLLARS

     Among the Hedging and Other Strategic Transactions into which a fund may be authorized to enter are (a) interest rate, currency and index swaps and (b) the purchase or sale of related caps, floors and collars and other derivatives. A fund will enter into these transactions primarily:

     - to preserve a return or spread on a particular investment or portion of its portfolio,

     -    to protect against currency fluctuations,

     - to protect against any increase in the price of securities a fund anticipates purchasing at a later date, or

     -    as a duration management technique.

A fund will use these transactions primarily for hedging purposes and will not sell interest rate caps or floors if it does not own securities or other instruments providing the income the fund may be obligated to pay.

     Swaps are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the fund than if the fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

     For purposes of applying each fund's investment policies and restrictions, swap agreements are generally valued by the fund at market value. In the case of a credit default swap sold by a fund (i.e., where the fund is selling credit default protection), however, the fund will generally value the swap at its net value. The manner in which certain securities or other instruments are valued by the funds for purposes of applying investment policies and restriction may differ from the manner in which those investment are valued by other types of investors.


     Interest Rate Swaps. Interest rate swaps involve the exchange by a fund with another party of respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal).

     Currency Swaps. A currency swap is an agreement to exchange cash flows on a stated amount based on changes in the values of the reference indices.

     Caps. The purchase of a cap entitles the purchaser to receive payments on a stated principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate.

     Floors. The purchase of a floor entitles the purchaser to receive payments on a stated principal amount from the party selling the floor to the extent that a specific index falls below a predetermined interest rate or amount.

     Interest Rate Floors. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a stated principal amount from the party selling the interest rate floor to the extent that a specified index falls below a predetermined interest rate or amount.

     Collar. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     1940 Act Considerations. A fund will usually enter into interest rate swaps on a net basis. A net basis means that the two payment streams are netted out in a cash settlement on the payment date(s) specified in the instrument, with the fund receiving (or paying, if applicable) only the net amount of the two payments. Obligations under swap agreements covered with sufficient segregated assets will not be construed to be "senior securities" for purposes of the fund's investment restriction concerning senior securities.

     Counterparties to these Transactions. A fund will not enter into any swap, cap, floor, collar or other derivative transaction unless the counterparty is deemed creditworthy by the Subadviser. If a counterparty defaults, a fund may have contractual remedies pursuant to the agreements related to the transaction.

     Liquidity. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are generally less liquid than swaps.

     The liquidity of swap agreements will be determined by a Subadviser based on various factors, including:

     -    the frequency of trades and quotations,

     -    the number of dealers and prospective purchasers in the marketplace,

     -    dealer undertakings to make a market,

     - the nature of the security (including any demand or tender features), and

     - the nature of the marketplace for trades (including the ability to assign or offset a fund's rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within the 15% restriction on investments in securities that are not readily marketable.

     Each fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement. See also, "Use of Segregated and Other Special Accounts."

EURODOLLAR INSTRUMENTS

     To the extent authorized to do so, a fund may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

RISK FACTORS

     Hedging and Other Strategic Transactions have special risks associated with them, including:

     -    possible default by the counterparty to the transaction,

     - markets for the securities used in these transactions could be illiquid,

     - to the extent the Subadviser's assessment of market movements is incorrect, the risk that the use of the Hedging and Other Strategic Transactions could result in losses to the fund.

     Losses resulting from the use of Hedging and Other Strategic Transactions will reduce a fund's net asset value, and possibly income. Losses can be greater than if Hedging and Other Strategic Transactions had not been used.

     Options and Futures Transactions

     Options transactions are subject to the following additional risks:

     - Option transactions could force the sale or purchase of fund securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause a fund to hold a security it might otherwise sell (in the case of a call option).

     - Options markets could become illiquid in some circumstances and certain over-the-counter options could have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.

     Futures transactions are subject to the following additional risks:

     - The degree of correlation between price movements of futures contracts and price movements in the related securities position of a fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the fund's position.

     - Futures markets could become illiquid. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.

Although a fund's use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, it will tend, at the same time, to limit the potential gain that might result from an increase in value.

     Currency Hedging. In additional to the general risks of Hedging and Other Strategic Transactions described above, currency hedging transactions have the following risks:

     - Currency hedging can result in losses to a fund if the currency being hedged fluctuates in value to a degree or direction that is not anticipated.

     - Proxy hedging involves determining the correlation between various currencies. If the Subadviser's determination of this correlation is incorrect, the fund losses could be greater than if the proxy hedging were not used.

     - Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

     Currency Futures Contracts and Options on Currency Futures Contracts. Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.

RISKS OF HEDGING AND OTHER STRATEGIC TRANSACTIONS OUTSIDE THE UNITED STATES

     When conducted outside the United States, Hedging and Other Strategic Transactions will not only be subject to the risks described above but could also be adversely affected by:

     - foreign governmental actions affecting foreign securities, currencies or other instruments,

     - less stringent regulation of these transactions in many countries as compared to the United States,

     - the lack of have clearing mechanisms and related guarantees in some countries for these transactions,

     - more limited availability of data on which to make trading decisions than in the United States,

     - delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,

     - the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and

     -    lower trading volume and liquidity.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS

     Use of extensive Hedging and Other Strategic Transactions by a fund will require, among other things, that the fund segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated sub-custodian, to the extent the fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency.

     In general, either the full amount of any obligation by a fund to pay or deliver securities or assets must be covered at all times by (a) holding the securities, instruments or currency required to be delivered, or (b) subject to any regulatory restrictions, segregating an amount of cash or liquid high grade debt obligations at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below:

     Call Options. A call option on securities written by a fund will require the fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or other liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a fund on an index will require the fund to own portfolio securities that correlate with the index or to segregate cash or other liquid assets equal to the excess of the index value over the exercise price on a current basis.

     Put Options. A put option on securities written by a fund will require the fund to segregate cash or other liquid assets equal to the exercise price.

     OTC Options. OTC options entered into by a fund, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although a fund will not be required to do so. As a result, when a fund sells these instruments it will segregate an amount of cash or other liquid assets equal to its obligations under the options. OTC-issued and exchange-listed options sold by a fund other than those described above generally settle with physical delivery, and the fund will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

     Currency Contracts. Except when a fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the fund to buy or sell a foreign currency will generally require the fund to hold an amount of that currency or liquid securities denominated in that currency equal to a fund's obligations or to segregate cash or other liquid assets equal to the amount of the fund's obligations.

     Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, a fund must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.

     Swaps. A fund will calculate the net amount, if any, of its obligations relating to swaps on a daily basis and will segregate an amount of cash or other liquid assets having an aggregate value at least equal to this net amount.

     Caps. Floors and Collars. Caps, floors and collars require segregation of assets with a value equal to a fund's net obligation, if any.

     Hedging and Other Strategic Transactions may be covered by means other than those described above when consistent with applicable regulatory policies. A fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. A fund could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the fund. In addition, if it holds a futures contracts or forward contract, a fund could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high or higher than the price of the contract held. Other Hedging and Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

OTHER LIMITATIONS

     No fund will maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities fund being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the fund and the contracts (e.g., the Beta volatility factor).

     For purposes of this limitation, to the extent the fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.


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

INVESTMENT RESTRICTIONS

     There are two classes of investment restrictions to which the Fund is subject in implementing the investment policies of the funds: (a) fundamental and (b) nonfundamental. Nonfundamental restrictions are subject to change by the Trustees of the Fund without shareholder approval. Fundamental restrictions may only be changed by a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

     When submitting an investment restriction change to the holders of the Fund's outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular fund if a majority of the outstanding voting securities of the fund vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other fund affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the Fund.

     Restrictions (1) through restriction (8) are fundamental. Restrictions (9) through (15) are nonfundamental.

FUNDAMENTAL

     The Fund may not issue senior securities, except to the extent that the borrowing of money in accordance with restriction (3) may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued or delayed delivery basis and engaging in Hedging and Other strategic Transactions will not be deemed to constitute the issuance of a senior security.) In addition, unless a fund is specifically excepted by the terms of a restriction, each fund will not:

(1) Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U. S. Government securities and obligations of domestic branches of U.S. banks and savings and loan associations, except that this restriction shall not apply to Health Sciences Fund, Real Estate Securities Fund, Utilities Fund, the Natural Resources Fund, and the Lifestyle Portfolios. (The Fund has determined to forego the exclusion from the above policy of obligations of domestic branches of U.S. savings and loan associations and to limit the exclusion of obligations of domestic branches of U.S. banks to the Money Market Fund.)

          The Natural Resources Fund will concentrate its assets in securities of issuers in natural resource-related companies worldwide.

          For purposes of this restriction, neither telecommunication companies, finance companies nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry.

(2) Purchase the securities of any issuer if the purchase would cause more than 5% of the value of the fund's total assets to be invested in the securities of any one issuer (excluding U. S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the fund, except that up to 25% of the value of each fund's total assets may be invested without regard to these restrictions. The Core Equity Fund, U.S. Global Leaders Growth Fund, Utilities Fund, Health Sciences Fund, Global Bond Fund, Real Estate Securities Fund, Natural Resources Fund, Real Return Bond Fund, Financial Services Fund, Growth Fund, Intrinsic Value Fund, U.S. Multi Sector Fund, Growth Opportunities Fund and the Lifestyle Portfolios are not subject to these restrictions.

(3) Borrow money, except that each fund may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the fund's total assets (including amounts borrowed) less liabilities (other than borrowings) and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions.

(4) Underwrite securities of other issuers except insofar as the Fund may be considered an underwriter under the 1933 Act in selling fund securities.

(5) Purchase or sell real estate, except that each fund may invest in securities issued by companies which invest in real estate or interests therein and each of the funds other than the Money Market Fund may invest in mortgages and mortgage-backed securities.

(6) Purchase or sell commodities or commodity contracts, except that each fund other than the Money Market Fund may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and each fund other than the Money Market Fund and U.S. Government Securities Fund may purchase and sell futures contracts on foreign currencies and options on such futures contracts.

(7) Lend money to other persons, except by the purchase of obligations in which the fund is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the lending of money.

(8) Lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities.

NONFUNDAMENTAL

Unless a fund is specifically excepted by the terms of a restriction, each fund will not:

(9) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, that are not readily marketable, except that the Money Market Fund may not invest in excess of 10% of its net assets in such securities or other investments.

(10) Sell securities short or purchase securities on margin, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve the use of margin. Investment Restriction (10) is amended as follows for the Capital Appreciation, Strategic Value and Utilities Funds: the fund may not make short sales of securities or maintain a short position, if, when added together, more than 25% (15% in the case of the Strategic Value and Utilities Funds) of the value of the fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales. Short sales "against-the-box" are not subject to this limitation.

(11) Write or purchase options on securities, financial indices or currencies, except to the extent a fund is specifically authorized to engage in Hedging and Other Strategic Transactions.

(12) Purchase securities for the purpose of exercising control or management.

(13) Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the fund's total assets to be invested in investment company securities, provided that (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the fund or more than 5% of the value of the fund's total assets would be invested in such company and (ii) no restrictions shall apply to a purchase of investment company securities in connection with:

          (a)  a merger, consolidation or reorganization,

          (b) the investment of collateral received in connection with the lending of securities in the Navigator Securities Lending Trust,* or

          (c) the purchase of shares of the T. Rowe Price Reserve Investment Fund, a T. Rowe Price Associates, Inc. money market fund. (However, a fund may not invest more than 25% of its total assets in the T. Rowe Price Reserve Investment Fund).**

     For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies. This restriction (13) shall not apply to the Lifestyle Portfolios.

*State Street Bank and Trust Company ("State Street"), the Fund's custodian, pursuant to an agreement with the Fund, provides a security lending service to the Fund. In connection with the service, collateral from securities lent may be invested in the Navigator Securities Lending Trust. The Navigator Securities Lending Trust is a registered investment company managed by State Street that is sold only to mutual fund lending clients of State Street. In connection with the creation of the Navigator Securities Lending Trust, State Street received from the SEC exemption from certain provisions of the 1940 Act in order to permit its mutual fund clients to invest in the Navigator Securities Lending Trust. State Street received exemption from Section 12(d)(1) of the 1940 Act and various provisions of Section 17 of the 1940 Act.

**The T. Rowe Price Reserve Investment Fund is a money market fund registered under the 1940 Act which is managed by T. Rowe Price Associates, Inc. and which is sold only to advisory clients of T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. and their affiliates. T. Rowe Price Associates, Inc. and Rowe Price-Fleming International, Inc. have received from the SEC exemptive relief from certain provisions of the 1940 Act in order to permit their mutual fund sub-advisory clients to invest in the T. Rowe Price Reserve Investment Fund.

(14) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (8)) as security for indebtedness any securities held by the fund, except in an amount of not more than 10%* of the value of the fund's total assets and then only to secure borrowings permitted by restrictions
     (3) and (10). For purposes of this restriction, collateral arrangements with respect to Hedging and Other Strategic Transactions will not be deemed to involve a pledge of assets.

*331/3% in the case of the Small Company Value, Blue Chip Growth, Equity-Income, International Stock, Science & Technology, U.S. Large Cap Value, Total Return, International Value, Mid Cap Stock, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, All Cap Value, Quantitative Mid Cap, Capital Opportunities, Utilities, Mid Cap Value, Fundamental Value, Natural Resources, Real Return Bond, Mid Cap Core, Large Cap Value, Quantitative All Cap, Emerging Growth, Special Value, Small Cap Opportunities, Small Company, Core Equity, Quantitative Value, U.S. Global Leaders Growth, Strategic Income, International Equity Index, Bond Index, Small Cap Value, Small Cap Emerging Growth, Active Bond, Short-Term Bond, Managed, Large Cap, International Opportunities, Core Bond, U.S. High Yield Bond and Small Cap Funds.

15% in the case of the International Small Cap, Growth and Balanced Funds; 50% in the case of the Value Fund.

     If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a fund's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction, except in the case of the Money Market Fund where the percentage limitation of restriction (9) must be met at all times. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the subadviser's assessment of the security), or change in the percentage of fund assets invested in certain securities or other instruments, or change in the average duration of a fund's investment portfolio, resulting from market fluctuations or other changes in a fund's total assets will not require a fund to dispose of an investment until the subadviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the fund. In the event that rating services assign different ratings to the same security, the subadviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

ADDITIONAL INVESTMENT RESTRICTIONS

Money Market Fund

     In addition to the above policies, the Money Market Fund is subject to certain restrictions required by Rule 2a-7 under the 1940 Act. In order to comply with such restrictions, the Money Market Fund will, among other things, not purchase the securities of any issuer if it would cause:

     - more than 5% of its total assets to be invested in the securities of any one issuer (excluding U.S. Government securities and repurchase agreements fully collateralized by U.S. Government securities), except as permitted by Rule 2a-7 for certain securities for a period of up to three business days after purchase,

     - more than 5% of its total assets to be invested in "second tier securities," as defined by Rule 2a-7, or

     - more than the greater of $1 million or 1% of its total assets to be invested in the second tier securities of that issuer.

Large Cap Growth Fund

     In addition to the above policies, the Large Cap Growth Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of the fund's total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

Large Cap Growth Fund

     For purposes of normally investing at least 80% of the fund's assets in securities of companies with large market capitalizations, FMR intends to measure the capitalization range of the Russell 1000 Index and the Standard & Poor's 500 (SM) (S&P 500(R)) no less frequently than once a month.

Investment Restrictions that May be Changed Only on 60 Days' Notice to Shareholders

     In order to comply with Rule 35d-1 under the 1940 Act, the 80% investment policy stated below for each of the funds named below is subject to change only upon 60 days' prior notice to shareholders:

NAME OF FUND                     80% INVESTMENT POLICY
------------                     ---------------------
500 INDEX FUND                   The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in (a) the common stocks that are
                                 included in the Wilshire 5000 Index and (b)
                                 securities (which may or may not be included in
                                 the Wilshire 5000 Index) that the subadviser
                                 believes as a group will behave in a manner
                                 similar to this index.

ACTIVE BOND FUND                 The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in debt securities.

BLUE CHIP GROWTH FUND            The fund normally invests at least 80% of its
                                 total assets in the common stocks of large and
                                 medium-sized blue chip growth companies.

BOND INDEX FUND                  The fund normally invests at least 80% of its
                                 assets in bonds.

NAME OF FUND                     80% INVESTMENT POLICY
------------                     ---------------------

CORE BOND FUND                   The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in debt securities.

CORE EQUITY FUND                 The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in equity securities.

EMERGING SMALL COMPANY FUND      The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in common stock equity securities of
                                 companies with market capitalizations that
                                 approximately match the range of capitalization
                                 of the Russell 2000 Growth Index ("small cap
                                 stocks") at the time of purchase.

FINANCIAL SERVICES FUND          The fund normally invests at least 80% of the
                                 its net assets (plus any borrowings for
                                 investment purposes) in companies principally
                                 engaged in financial services.

GLOBAL BOND FUND                 The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in debt securities.

GLOBAL FUND                      The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in equity securities of companies
                                 located anywhere in the world, including
                                 emerging markets.

GROWTH OPPORTUNITIES FUND        The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in securities of small cap companies.

HEALTH SCIENCES FUND             The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in common stocks of companies engaged
                                 in the research, development, production, or
                                 distribution of products or services related to
                                 health care, medicine, or the life sciences
                                 (collectively, "health sciences").

HIGH YIELD FUND                  The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in high yield debt securities,
                                 including corporate bonds and other fixed
                                 income securities (such as preferred stocks and
                                 convertible securities) which have the
                                 following ratings (or, if unrated, are
                                 considered to be of equivalent quality):

                                                     Corporate Bonds, Preferred
                                                       Stocks and Convertible
                                   Rating Agency             Securities
                                 -----------------   --------------------------
                                      Moody's               Ba through C
                                 Standard & Poor's          BB through D

INTERNATIONAL EQUITY INDEX       The fund normally invests at least 80% of its
FUND                             net assets (plus any borrowings for investment
                                 purposes) in (a) the common stocks that are
                                 included in the Morgan Stanley Capital
                                 International All Country World Excluding U.S.
                                 Index (the "MSCI ACW ex-US Index") and (b)
                                 securities (which may or may not be included in
                                 the MSCI ACW ex-US Index) that the subadviser
                                 believes as a group will behave in a manner
                                 similar to the index.

INTERNATIONAL SMALL CAP FUND     The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in securities issued by foreign
                                 companies which have total stock market
                                 capitalizations or annual revenues of $1.5
                                 billion or less ("small company securities")."

INTERNATIONAL STOCK FUND         The fund normally invests at least 80% of its
                                 assets in equity securities and typically
                                 invests in a diversified mix of equity
                                 investments from developed markets other than
                                 the U.S.

INVESTMENT QUALITY BOND FUND     The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in investment grade bonds.

NAME OF THE FUND                 80% INVESTMENT POLICY
----------------                 -----------------------------------------------
LARGE CAP FUND                   The fund normally invests at least 80% of its
                                 net assets (plus borrowings for investment
                                 purposes, if any) in equity securities of U.S.
                                 large capitalization companies.

LARGE CAP GROWTH FUND            The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in equity securities of companies
                                 with large market capitalizations.

LARGE CAP VALUE FUND             The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in large cap companies.

MID CAP CORE FUND                The fund normally invests at least 80% of its
                                 assets in mid-capitalization companies.

MID CAP INDEX FUND               The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in (a) the common stocks that are
                                 included in the S&P 400 Index and (b)
                                 securities (which may or may not be included in
                                 the S&P 4000 Index) that the subadviser
                                 believes as a group will behave in a manner
                                 similar to this index.

MID CAP STOCK FUND               The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in equity securities of medium-sized
                                 companies with significant capital appreciation
                                 potential.

MID CAP VALUE FUND               The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in mid-sized companies, with market
                                 capitalizations of roughly $500 million to $10
                                 billion.

NATURAL RESOURCES FUND           The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in natural resource-related
                                 companies.

PACIFIC RIM FUND                 The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in common stocks and equity-related
                                 securities of established, larger
                                 capitalization non-U.S. companies in the
                                 Pacific Rim.

QUANTITATIVE MID CAP FUND        The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in U.S. mid-cap stocks, convertible
                                 preferred stocks, convertible bonds and
                                 warrants.

REAL ESTATE SECURITIES FUND      The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in securities of real estate
                                 companies.

REAL RETURN BOND FUND            The fund normally invests at least 80% of its
                                 net assets in bonds (either through cash market
                                 purchases, forward commitments, or derivative
                                 instruments) of varying maturities issued by
                                 the U.S. and non-U.S. governments, their
                                 agencies or instrumentalities, and
                                 corporations.)

SCIENCE & TECHNOLOGY FUND        The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in common stocks of companies
                                 expected to benefit from the development,
                                 advancement, and use of science and technology.

SHORT-TERM BOND FUND             The fund normally invests at least 80% of its
                                 assets (plus any borrowings for investment
                                 purposes) in debt securities.

SMALL CAP FUND                   The fund normally invests at least 80% of its
                                 net assets in equity securities of companies
                                 whose market capitalizations are under $2
                                 billion.

SMALL CAP GROWTH FUND            The fund normally invests at least 80% of its
                                 net assets in

NAME OF THE FUND                 80% INVESTMENT POLICY
----------------                 -----------------------------------------------
SMALL CAP INDEX FUND             The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in (a) the common stocks that are
                                 included in the Russell 2000 Index and (b)
                                 securities (which may or may not be included in
                                 the Russell 2000 US Index) that the subadviser
                                 believes as a group will behave in a manner
                                 similar to the index.

SMALL CAP OPPORTUNITIES FUND     The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in small cap companies.

SMALL CAP VALUE FUND             The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in small cap companies.

SMALL COMPANY FUND               The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in small cap companies.

SMALL COMPANY GROWTH FUND        The fund normally invests at least 80% of its
                                 assets in securities of small-capitalization
                                 companies.

SMALL COMPANY VALUE FUND         The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in companies with market
                                 capitalizations that do not exceed the maximum
                                 market capitalization of any security in the
                                 Russell 2000 Index at the time of purchase.

STRATEGIC BOND FUND              The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in fixed income securities.

TOTAL STOCK MARKET INDEX FUND    The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in (a) the common stocks that are
                                 included in the Wilshire 5000 Index and (b)
                                 securities (which may or may not be included in
                                 the Wilshire 5000 Index) that the subadviser
                                 believes as a group will behave in a manner
                                 similar to the index.

U.S.GOVERNMENT SECURITIES FUND   The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes)in debt obligations and
                                 mortgage-backed securities issued or guaranteed
                                 by the U.S. Government, its agencies or
                                 instrumentalities and derivative securities.

U.S.HIGH YIELD BOND FUND         The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in high-yield debt securities.

U.S.MULTI SECTOR FUND            The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in investments tied economically to
                                 the U.S.

UTILITIES FUND                   The fund normally invests at least 80% of its
                                 net assets (plus any borrowings for investment
                                 purposes) in the utilities industry.


PORTFOLIO TURNOVER

     The annual rate of portfolio turnover will normally differ for each fund and may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the fund. No portfolio turnover rate can be calculated for the Money Market Fund due to the short maturities of the instruments purchased. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the portfolio's securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less).

THOSE RESPONSIBLE FOR MANAGEMENT

     The business of the Fund, an open-end management investment company, is managed by its Board of Trustees, including certain Trustees who are not "interested persons" of the Fund (as defined by the 1940 Act) (the "Independent Trustees"). The Trustees elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and one of the Trustees of the Fund are also officers or Directors of the Adviser, or officers or Directors of the principal distributor to the Funds, John Hancock Funds, LLC ("John Hancock Funds"). The tables below present certain information regarding the Trustees and officers of the Trust, including their principal occupations.

                              INDEPENDENT TRUSTEES

                                                                                          NUMBER OF FUNDS
                          POSITION(S)                                                     IN FUND COMPLEX
NAME, ADDRESS (1)            HELD               PRINCIPAL OCCUPATION(S) AND OTHER           OVERSEEN BY
AND AGE                  WITH FUND (2)          DIRECTORSHIPS DURING PAST 5 YEARS             TRUSTEE
-----------------       --------------   ----------------------------------------------   ---------------
Charles L. Bardelis     Trustee (since   President and Executive Officer, Island                169
Age: 64                 2005)            Commuter Corp. (Marine Transport); Trustee,
                                         John Hancock Funds (since 1988) (3)

Peter S. Burgess        Trustee (since   Consultant (financial, accounting and auditing         169
Age: 62                 2005)            matters (since 1999); Trustee or Director of
                                         the following publicly traded companies: John
                                         Hancock Funds (since 2005) (3), PMA Capital
                                         Corporation (since 2004), and Lincoln
                                         EducationalServices Corporation (since 2004).

Elizabeth G. Cook       Trustee (since   Expressive Arts Therapist, Dana Farber Cancer          169
Age: 68 (4)             2005)            Institute; President, The Advertising Club of
                                         Greater Boston; Trustee, John Hancock Funds
                                         (since 2004) (3)(4)

William H. Cunningham   Trustee (since   Former Chancellor, University of Texas System          143
Age: 61                 2005)            and former President, University of Texas,
                                         Austin, Texas; Chairman and CEO, IBT
                                         Technologies (until 2001); Director of the
                                         following:  John Hancock Funds (since
                                         1988)(3), The University of Texas Investment
                                         Management Company (until 2000), Hire.com
                                         (until 2004), STC Broadcasting, Inc. and
                                         Sunrise Television Corp. (until 2001), Symtx,
                                         Inc. (electronic manufacturing) (since 2001),
                                         Adorno/Rogers Technology, Inc. (until 2004),
                                         Pinnacle Foods Corporation (until 2003),
                                         rateGenius (Internet service) (until 2003),
                                         Jefferson-Pilot Corporation (diversified life
                                         insurance company) (since 1985), New Century
                                         Equity Holdings (formerly Billing Concepts)
                                         (until 2001), eCertain (until 2001),
                                         ClassMap.com (until 2001), Agile Ventures
                                         (until 2001),  LBJ Foundation (until 2000),
                                         Golfsmith International, Inc. (until 2000),

                                         Metamor Worldwide (until 2000), AskRed.com
                                         (until 2001), Southwest Airlines (since 2000)
                                         and Introgen (since 2000); Advisory Director
                                         of the following: Q Investments (until 2003);
                                         Chase Bank (formerly Texas Commerce Bank -
                                         Austin) (since 1988), LIN Television (since
                                         2002), WilTel Communications (until 2003) and
                                         Hayes Lemmerz International, Inc. (diversified
                                         automotive parts supply Company)(since 2003).

Charles L. Ladner       Trustee (since   Senior Vice President and Chief Financial              143
Age: 67                 2005)            Officer, UGI Corporation (public utility
                                         holding company) (retired 1998); Vice
                                         President and Director for AmeriGas, Inc.
                                         (retired 1998); Chairman (since 2004) and
                                         Trustee (since 1979), John Hancock Funds (3);
                                         Chairman and Trustee, Dunwoody Village, Inc.
                                         (retirement services) (until 2003); Director
                                         of the following: AmeriGas Partners, L.P.
                                         (until 1997) (gas distribution); Energy North,
                                         Inc. (until 1995); Parks and History
                                         Association (since 2001).

Hassell H. McClellan    Trustee (since   Associate Professor, The Graduate School of            169
Age: 59 (4)             2005)            the Wallace E. Carroll School of Management,
                                         Boston College; Trustee, John Hancock Funds
                                         (since 2004) (3)(4).

James M. Oates          Trustee (since   Managing Director, Wydown Group (financial             169
Age: 59                 2005)            consulting firm)(since 1994);  Chairman,
                                         Emerson Investment Management, Inc. (since
                                         2000); Chairman, Hudson Castle Group, Inc.
                                         (formerly IBEX Capital Markets, Inc.)
                                         (financial services company) (since 1997).

                                         Director of the following publicly traded
                                         companies:  Stifel Financial (since 1996);
                                         Investor Financial Services Corporation (since
                                         1995); Connecticut River Bancorp (since 1998).

                                         Director of the following registered
                                         investment management companies: Trustee, John
                                         Hancock Funds (since 2004) (3)(4); Director,
                                         Phoenix Mutual Funds (since 1988, overseeing
                                         20 portfolios).

(1) The business address for each Independent Trustee is 601 Congress Street, Boston, Massachusetts 02210.

(2) Each Trustee serves until resignation, retirement age or until his or her successor is elected.

(3) The Trustee serves on one or more boards within the John Hancock fund complex ("John Hancock Funds"); the date indicated is the earliest date such individual became a Trustee or Director for a John Hancock board.

(4) Prior to 2004, Ms. Cook and Mr. McClellan were Trustees of John Hancock Variable Series Trust I which was combined with corresponding portfolios of John Hancock Trust on April 29, 2005.


     The Fund from time to time changes subadvisers or engages new subadvisers to the funds. A number of such subadvisers are publicly traded companies or are controlled by publicly traded companies. During the two most recent calendar years (and as otherwise stated herein), the following Independent Trustees (or members of their immediate families) owned shares (the value of which exceeded $60,000) of the controlling parents of companies that commenced serving as subadvisers to one or more of the funds in October 2005. Peter S. Burgess and a trust of which he was a trustee (prior to July 18, 2005) and James M. Oates each owned shares of Bank of America, N.A. (controlling parent of Marsico Capital Management, LLC) and Citigroup, Inc. (controlling parent of Salomon Brothers Asset Management Inc and Salomon Brothers Asset Management Limited). In addition. Mr. Oates owned shares of State Street Corporation (controlling parent of SSgA Funds Management, Inc.). Except as otherwise stated above with respect to Mr. Burgess, at December 31, 2004 the Independent Trustees (and their immediate family members) did not own any shares of any company that has been approved by the Board to serve as subadviser to a fund or any company controlling, controlled by or under common control with such subadviser.


                 INTERESTED TRUSTEE AND OFFICERS OF THE FUND (1)

                                                                                      NUMBER OF FUNDS
NAME, ADDRESS (2)       POSITION(S) HELD      PRINCIPAL OCCUPATION(S) AND OTHER       IN FUND COMPLEX
AND AGE                   WITH FUND (3)       DIRECTORSHIPS DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE
-----------------       ----------------      ---------------------------------     -------------------
James Boyle            Trustee (since        President, John Hancock Annuities;              90
Age: 44                2005)                 Executive Vice President, John
                                             Hancock Life Insurance Company
                                             (since June, 2004); President U.S.
                                             Annuities; Senior Vice President,
                                             The Manufacturers Life Insurance
                                             Company (U.S.A) (prior to 2004).

Keith F. Hartstein     President (since      Senior Vice President, Manulife                N/A
Age: 49                2005)                 Financial Corporation (since 2004);
                                             Director, President and Chief
                                             Executive Officer, John Hancock
                                             Advisers, LLC and The Berkeley
                                             Financial Group, LLC ("The Berkeley
                                             Group") (holding company); Director,
                                             President and Chief Executive
                                             Officer, John Hancock Funds, LLC;
                                             Director, President and Chief
                                             Executive Officer, Sovereign Asset
                                             Management Corporation ("SAMCorp.");
                                             Director, John Hancock Signature
                                             Services, Inc.; Director, Chairman
                                             and President, NM Capital
                                             Management, Inc. ("NM Capital");
                                             Chairman, Investment Company
                                             Institute Sales Force Marketing
                                             Committee (since 2003); Executive
                                             Vice President, John Hancock Funds,
                                             LLC (until 2005).

John G. Vrysen         Chief Financial       Executive Vice President and Chief             N/A
Age: 50                Officer (since        Financial Officer, John Hancock
                       2005)                 Advisers, LLC, Sovereign Asset
                                             Management Corp., the Berkeley
                                             Financial Group, LLC and John
                                             Hancock Funds, LLC (since 2005);Vice
                                             President and General Manager, Fixed
                                             Annuities, U.S. Wealth Management
                                             (until 2005); Vice President,
                                             Operations, Manulife Wood Logan
                                             (2000 to 2004).

Gordon Shone           Treasurer (since      Vice President and Chief Financial             N/A
Age: 49                2005)                 Officer, John Hancock Trust (since
                                             2003); Senior Vice President, John
                                             Hancock Life Insurance Company
                                             (U.S.A.) (since 2001); Vice
                                             President, The Manufacturers Life
                                             Insurance Company (U.S.A.) (1998 to
                                             2000).

Betsy A. Seel          Secretary and Chief   Vice President and Senior Counsel,             N/A
Age: 46                Legal Officer         U.S. Operations Law Department, John
                       (since 2005)          Hancock Life Insurance Company
                                             (U.S.A.).

George Boyd            Assistant Secretary   Senior Counsel, AVP, John Hancock              N/A
Age: 60                (since 2005)          Financial Services (since July,
                                             2005); Counsel, Allmerica Financial
                                             Corporation (1997 to July, 2005)

Francis V. Knox, Jr.   Vice President and    Vice President and Chief Compliance            N/A
Age: 58                Chief Compliance      Officer for John Hancock Investment
                       Officer               Company, John Hancock Life
                       (since 2005)          Insurance Company (U.S.A.), John
                                             Hancock Life Insurance Company and
                                             John Hancock Funds (since 2005);
                                             Fidelity Investments - Vice
                                             President and Assistant Treasurer,
                                             Fidelity Group of Funds (until
                                             2004); Fidelity Investments - Vice
                                             President and Ethics & Compliance
                                             Officer (until 2001).

(1) The Trustee is an "interested person" as defined in the 1940 Act due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the Fund's investment adviser and principal underwriter.

(2) The business address for the interested Trustee and the officers of the Fund is 601 Congress Street, Boston, Massachusetts 02210.

(3) Each Trustee serves until resignation, retirement age or until his or her successor is elected.

BOARD COMMITTEES

     At its initial meeting on August 23, 2005, the Board established the following committees: (i) an Audit Committee composed solely of Independent Trustees (Messrs. Burgess, Bardelis and Ladner); (ii) a Nominating and Governance Committee composed of all of the Independent Trustees; (iii) a Compliance Committee composed solely of Independent Trustees (Ms. Cook and Messrs. Cunningham and McClellan) (the interested Trustees may serve as ex-officio members); and (iv) three Investment Committees, each composed solely of disinterested Trustees (with the interested Trustees and the President of the Fund serving as ex-officio members in certain cases).

     Audit Committee. The Audit Committee reviews the internal and external accounting and auditing procedures of the Fund and, among other things, considers the selection of independent accountants for the Fund, approves all significant services proposed to be performed by the independent accountants and considers the possible effect of such services on their independence.

     Nominating and Governance Committee. The Nominating and Governance Committee selects and nominates candidates as additional Independent Trustees or to fill vacancies on the Board. The Nominating Committee will consider candidates recommended by Fund shareholders or group annuity contract owners investing in the Fund through insurance company separate accounts. Such candidates will be considered in the same manner as candidates recommended by other sources. Names of candidates recommended by shareholders or group annuity contract owners may be submitted to the Secretary of the Fund at 601 Congress Street, Boston, Massachusetts 02210, along with relevant biographical information.

     When evaluating a person as a potential nominee to serve as an Independent Trustee, the Nominating Committee will generally consider, among other factors:
(i) whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the funds, with consideration being given to the person's business, academic or other experience and education and to such other factors as the Nominating Committee may consider relevant; (iv) the character and integrity of the person; and (v) desirable personality traits, including independence, leadership and ability to work with others. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following sources: current Trustees, officers, shareholders, group annuity contract owners and any other source the Nominating Committee deems appropriate. In addition, the Nominating Committee may use the services of a professional search firm to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

     Compliance Committee. The Compliance Committee reviews and makes recommendation to the full Board regarding certain compliance matters relating to the Fund, including the annual report of the Chief Compliance Officer of the Fund regarding its compliance program, matters relating to the pricing of the funds, the Codes of Ethics of the Funds, the Adviser and the subadvisers to the funds and regulatory changes.

     Investment Committees. Each of the Investment Committees reviews investment performance and other matters relating to a particular group of funds of the Fund and the subadvisers to those funds.

COMPENSATION OF TRUSTEES AND OFFICERS

     The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees of the Fund for their services. The Independent Trustees have not yet determined an amount of compensation to be paid by the Fund for service on the Board of Trustees. The Fund does not pay any remuneration to any Trustee who is an officer or employee of the Adviser or its affiliates. Of the officers listed above, the President is furnished to the Fund pursuant to the Advisory Agreement described below and receives no compensation from the Fund. The other named officers receive compensation from the Fund, but none is expected to receive compensation from the Fund for the current fiscal year in excess of $60,000. The officers of the Fund spend only a portion of their time on the affairs of the Fund.

                             COMPENSATION TABLE (1)

                           TOTAL COMPENSATION FROM THE FUND
INDEPENDENT TRUSTEES    AND THE JOHN HANCOCK FUND COMPLEX (2)
--------------------    -------------------------------------
Charles L. Bardelis                   $115,200

Peter S. Burgess                           N/A

Elizabeth Cook                             N/A

William H. Cunningham                 $ 77,500(3)

Charles L. Ladner                     $104,150

Hassell H. McClellan                       N/A

James M. Oates                        $ 11,400(4)

(1) Compensation received for services as Trustee or officer. The Fund does not have a pension or retirement plan for any of its Trustees or officers. In addition, the Fund does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock Fund Complex that participates in the Plan.

(2) Total compensation paid by the John Hancock Fund Complex to the Independent Trustees is for the year ended December 31, 2004. As of this date, there were 128 funds in the John Hancock Fund Complex: Messrs. Oates and Bardelis serving on 79 funds; Mr. Ladner serving on 49 funds and Mr. Cunningham serving on 28 funds.

(3) As of December 31, 2004, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Cunningham was $627,144 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

(4)  Mr. Oates began serving as a Trustee effective December 3, 2004.

TRUSTEE OWNERSHIP OF SHARES OF THE FUNDS

     The Fund commenced operations on October __, 2005, and none of the Trustees of the Fund beneficially owned any shares of the funds as of that date. The following table provides a dollar range indicating each Trustee's aggregate beneficial ownership of shares of all funds in the John Hancock Fund Complex overseen by the Trustee as of December 31, 2004.

                        AGGREGATE DOLLAR RANGE OF HOLDINGS
                           IN FUNDS OF THE FUND COMPLEX
NAME OF TRUSTEE                 OVERSEEN BY TRUSTEE
---------------         ----------------------------------
INDEPENDENT TRUSTEES
Charles L. Bardelis              $100,001 or more
Peter S. Burgess                        --
Elizabeth Cook                          --
William H. Cunningham           $10,001- 50,000 (1)
Charles L. Ladner                $100,001 or more
Hassell H. McClellan                    --
James M. Oates                   $100,001 or more
INTERESTED TRUSTEE                      --
James Boyle                             --

(1) The Fund does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock Fund Complex that participates in the Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2004, the "Aggregate Dollar Range of Holdings in Funds of the Fund Complex Overseen by Trustee" would be over $100,000 for Mr. Cunningham.

SHAREHOLDERS OF THE FUND

     As of the date of this Statement of Additional Information, the Fund had issued only Class 1 and Class NAV shares. All the Class 1 shares were held by John Hancock Life Insurance Company (U.S.A.) (JHLICO U.S.A.") (formerly, The Manufacturers Life Insurance Company (U.S.A.)) and John Hancock Life Insurance Company of New York ("JHLICO New York") (formerly, The Manufacturers Life Insurance Company of New York) on behalf of certain of their separate accounts that are used to fund group annuity contracts issued to qualified retirement plans and that are not registered under the 1940 Act in reliance on the exception provided by Section 3(c)(11) of that Act. All the Class NAV shares were held by the five Lifestyle Portfolios of the Fund.

     JHLICO U.S.A. is a stock life insurance company originally organized under the laws of Pennsylvania and redomesticated under the laws of Michigan. Its principal address is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. JHLICO New York is a stock life insurance company organized under the laws of New York. Its principal address is 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. Each of JHLICO (U.S.A.) and JHLICO New York is a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife"), a Canadian stock life insurance company. Manulife Financial Corporation ("MFC") is the holding company of Manulife and its subsidiaries. The principal offices of Manulife Financial are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.


     As of the date of this Statement of Additional Information, the Trustees and officers of the Fund, in the aggregate, beneficially owned less than 1% of the outstanding shares of each class of shares of each fund.


INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES

THE ADVISORY AGREEMENT

     The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser. Pursuant to the Advisory Agreement, the Adviser provides supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent. Subject to the general supervision of the Trustees, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the funds. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of each fund and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees of the Fund. The Adviser may elect directly to manage the investment and reinvestment of the assets of the funds, subject to the approval of the Trustees. In directly managing the assets of a fund, the Adviser will have the same responsibilities as those described below with respect to a subadviser under a subadvisory agreement.

     The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of officers and Trustees (other than persons serving as President or Trustee who are otherwise affiliated with the Fund, the Adviser or any of their affiliates); expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

     As compensation for its services, the Adviser receives a fee from the Fund computed separately for each fund. The fee for each fund is determined as an annual percentage of the current value of the "aggregate net assets" of the fund. "Aggregate net assets" of a fund include the net assets of the fund and in most cases the net assets of one or more other portfolios (or portions thereof), but in each case only for the period during which the subadviser to the fund also serves as the subadviser to the other portfolio(s) (or portions thereof). The fee for each fund is based on the applicable annual rate for the fund which for each day is equal to the quotient of (i) the sum of the amounts determined by applying the annual percentage rates for the fund to the applicable portions of aggregate net assets divided by (ii) aggregate net assets (the "Applicable Annual Fee Rate"). The fee for each fund is accrued and paid daily to the Adviser for each calendar day. The daily fee accruals are computed by multiplying the fraction of one over the number of calendar days in the year by the Applicable Annual Fee Rate, and multiplying this product by the net assets of the fund. The management fees each fund currently is obligated to pay the Adviser are as set forth in the Prospectus.

     From time to time, the Adviser may reduce its fee or make other arrangements to limit a fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the fund's annual expenses fall below this limit.

     Securities held by a fund may also be held by other funds or investment advisory clients for which the Adviser, a subadviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or subadviser for a fund or for other funds or clients for which the Adviser or subadviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or subadviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or a shareholder of the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from: (i) willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties; (ii) reckless disregard by the Adviser of its obligations and duties under the Advisory Agreement; or (iii) a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act.

     Under the Advisory Agreement, the Fund or any fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect as the Fund or the particular fund. If the Advisory Agreement is no longer in effect, the Fund or the particular fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, John Hancock Life Insurance Company, an affiliate of the Adviser, may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Adviser or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof is the investment adviser.

     The Advisory Agreement and Distribution Agreement (discussed below) were approved by all of the Trustees. The Advisory Agreement and Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both by (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of a Fund, and each will terminate automatically if it is assigned.

THE SUBADVISORY AGREEMENTS

     Duties of the Subadvisers. Under the terms of each of the current subadvisory agreements, including the consulting agreement with Citigroup Asset Management Limited ("CAM Limited"), the Deutsche Subadvisory Consulting Agreement and the FMR sub-subadvisory Agreement (collectively "Subadvisory Agreements"), the Subadviser manages the investment and reinvestment of the assets of the assigned funds, subject to the supervision of the Fund's Board of Trustees and the Adviser. (In the case of the SaBAM Limited Consulting Agreement, the Deutsche Subadvisory Consulting Agreement and the FMR Sub-subadvisory Agreement), the activities of the Subadviser are also subject to the supervision of SaBAM, MFC Global Investment Management (U.S.A.) Limited. ("MFC Global (U.S.A.)") and FMR, respectively.) The Subadviser formulates a continuous investment program for each such portfolio consistent with its investment objectives and policies outlined in the Prospectus. Each Subadviser implements such programs by purchases and sales of securities and regularly reports to the Adviser and the Board of Trustees of the Fund with respect to the implementation of such programs. (In the case of the Deutsche Subadvisory Consulting Agreement for the Lifestyle Portfolios, Deutsche does not purchase and sell securities but rather provides information and services to MFC Global (U.S.A.) to assist MFC Global (U.S.A.) in this process as noted below.) Each Subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned funds.

     The information and services Deutsche provides to MFC Global (U.S.A.) pursuant to the Subadvisory Consulting Agreement for the Lifestyle Portfolios are as follows:

a. Deutsche will provide MFC Global (U.S.A.) the following information and services as may be requested by MFC Global (U.S.A.) from time to time:

          - calculate the probability that the subadvisers to the non-Lifestyle Portfolio funds outperform their performance benchmarks;

          - perform statistical performance analysis of historical manager returns for managers that MFC Global (U.S.A.) would like to include in its potential line up on a quarterly basis;

          - using Deutsche's proprietary optimization technology, Deutsche will seek to optimize Lifestyle Portfolio investments consistent with the performance objective specified by the Subadviser (i.e. the probability of out-performing a benchmark, minimum shortfall relative to the benchmark, and specification of the benchmark for each Lifestyle Portfolio, and any constraints that MFC Global (U.S.A.) may specify on allocations to non-Lifestyle Portfolio funds on a quarterly basis;

          - consult with MFC Global (U.S.A.) to explain proposed allocations on a quarterly basis and review past performance of the Lifestyle Portfolios provided that Deutsche is given information on the performance of these Lifestyle Portfolios and the actual allocations implemented.

     Subadvisory Fees. As compensation for their services, the Subadvisers receive fees from the Adviser computed separately for each fund. In respect of the two subadvisory consulting agreements, the subadvisory fees are paid by the Subadviser to the entity providing the consulting services as described below. The fee for each fund is determined as an annual percentage of the current value of the "aggregate net assets" of the fund. "Aggregate net assets" of a fund include the net assets of the fund and in most cases the net assets of one or more other portfolios (or portions thereof), but in each case only for the period during which the subadviser to the fund also serves as the subadviser to the other portfolio(s) (or portions thereof). The fee for each fund is based on the applicable annual rate for the fund which for each day is equal to the quotient of (i) the sum of the amounts determined by applying the annual percentage rates for the fund to the applicable portions of aggregate net assets divided by (ii) aggregate net assets (the "Applicable Annual Fee Rate"). The fee for each fund is accrued daily and paid monthly to the subadviser. The daily fee accruals are computed by multiplying the fraction of one over the number of calendar days in the year by the Applicable Annual Fee Rate, and multiplying this product by the net assets of the fund.

     CAM Limited Subadvisory Consulting Agreement. The Prospectus refers to a subadvisory consulting agreement between SaBAM and CAM Limited which is subject to certain conditions as set forth in the Prospectus. Under that agreement SaBAM Limited provides certain investment advisory services to SaBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Strategic Bond Fund.

          Ownership of SaBAM Limited. CAM Limited is an indirect wholly owned subsidiary of Citigroup. The business address of CAM Limited is Citigroup Centre, Canada Square, London, E14 5LB, United Kingdom.

          Fee Paid to SaBAM Limited. SaBAM pays SaBAM Limited, as full compensation for all services provided under the subadvisory consulting agreement, a portion of its subadvisory fee. The amount paid to SaBAM Limited is equal to the fee payable under SaBAM's subadvisory agreement multiplied by the current value of the net assets of the portion of the assets of the Strategic Bond Fund that SaBAM Limited has been delegated to manage divided by the current value of the net assets of the fund. The Fund does not incur any expenses in connection with SaBAM Limited's services other than the advisory fee.

     DeAM Subadvisory Consulting Agreement for the Lifestyle Portfolios. The Prospectus refers to a subadvisory consulting agreement between MFC Global (U.S.A.) and DeAM for the provision of subadvisory consulting services to MFC Global (U.S.A.) in regards to the Lifestyle Portfolios. A portion of the subadvisory fee paid to MFC Global (U.S.A.) by the Adviser is paid by MFC Global (U.S.A.) to DeAM. The Lifestyle Portfolios do not incur any expenses in connection with DeAM's services other than the advisory fee.

     FMR Sub-Subadvisory Agreement for the Funds Managed by FMR. The Prospectus refers to a sub-subadvisory agreement between FMR and FMR Co., Inc. (FMRC) for the provision of subadvisory consulting services to FMR in regards to the funds managed by FMR. These funds do not incur any expenses in connection with FMRC's services other than the advisory fee.

          Control of FMR's Investment Advisers. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

     Business Arrangement Between the Adviser and Grantham, Mayo, Van Otterloo & Co., LLC ("GMO"). GMO is the subadviser to a number of funds of the Fund, including the U.S. Multi Sector Fund. As a part of the overall business arrangement between the Adviser and GMO under which the Adviser has obtained exclusive rights to certain GMO investment management services for up to five years, the Adviser has agreed that under certain circumstances it (and not the Fund or the U.S. Multi Sector Fund) will pay GMO $1 million if the GMO subadvisory agreement for the U.S. Multi Sector Fund is terminated within a five year period from the date of its effectiveness.

The Adviser has also agreed that, subject to its fiduciary duties as an investment adviser to the U.S. Multi Sector Fund and its shareholders, it will not recommend to the Board of Trustees to terminate the subadvisory agreement for the U.S. Multi Sector Fund or to reduce any of the fees payable thereunder to GMO for a five year period from the date of its effectiveness. Substantially similar agreements (with varying amounts to be paid upon termination) apply with respect to certain other John Hancock funds that are or will be advised by the Adviser and subadvised by GMO. The Fund is not a party to any of these arrangements, and they are not binding upon the Fund, the U.S. Multi Sector Fund or the Board of Trustees. However, these arrangements present certain conflicts of interest because the Adviser has a financial incentive to support the continuation of GMO subadvisory agreements, including the subadvisory agreement for the for the U.S. Multi Sector Fund, for as long as the termination provisions described above remain in effect. In approving the Advisory Agreement and the GMO subadvisory agreement for the U.S. Multi Sector Fund, the Board of Trustees, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of the Adviser to GMO.




ADDITIONAL INFORMATION APPLICABLE TO SUBADVISORY AGREEMENTS

     Term of Each Subadvisory Agreement. Each Subadvisory Agreement will initially continue in effect as to a fund for a period no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to that fund) and thereafter if such continuance is specifically approved at least annually either (a) by the Trustees or (b) by the vote of a majority of the outstanding voting securities of the Fund. In either event, such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreements.

     Any required shareholder approval of any continuance of any of the Agreements shall be effective with respect to any fund if a majority of the outstanding voting securities of that fund votes to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of (a) any other fund affected by the Agreement or
(b) all of the funds of the Fund.

     Failure of Shareholders to Approve Continuance of any Subadvisory Agreement. If the outstanding voting securities of any fund fail to approve any continuance of any Subadvisory Agreement, the party may continue to act as investment subadviser with respect to such fund pending the required approval of the continuance of such Agreement or a new agreement with either that party or a different subadviser, or other definitive action.

     Termination of the Agreements. The Subadvisory Agreements may be terminated at any time without the payment of any penalty on 60 days' written notice to the other party or parties to the Agreements, and also to the Fund. The following parties may terminate the agreements:

     -    the Board of Trustees of the Fund;

     - with respect to any fund, a majority of the outstanding voting securities of such fund;

     -    the Adviser; and

     -    the respective Subadviser.

     The Agreements will automatically terminate in the event of their assignment.

     Under certain circumstances, the termination of the subadvisory agreement with GMO with respect to the U.S. Multi Sector Fund within five years of its effective date may result in the payment to GMO by the Adviser (and not by the Fund or the U.S. Multi Sector Fund) of a termination fee. See "The Subadvisory Agreements - Business Arrangement Between the Adviser and GMO" above.

     Amendments to the Agreements. The Subadvisory Agreements may be amended by the parties to the agreement provided the amendment is approved by the vote of a majority of the outstanding voting securities of the Fund (except as noted below) and by the vote of a majority of the Board of Trustees of the Fund who are not interested persons of the Fund, the Adviser or the applicable Subadviser.

     The required shareholder approval of any amendment shall be effective with respect to any fund if a majority of the outstanding voting securities of that fund votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other fund affected by the amendment or (b) all the funds of the Fund.

     As noted under "Subadvisory Arrangements" in the Prospectus, an SEC order permits the Adviser to appoint a subadviser (other than an Affiliated Subadviser) or change a subadvisory fee or otherwise amend a subadvisory agreement (other than for an Affiliated Subadviser) pursuant to an agreement that is not approved by shareholders.

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

     The Board of Trustees of the Fund, including at least a majority of the Independent Trustees, have approved the Advisory Agreement and each of the Subadvisory Agreements. In connection with the approval of each of these agreements, the Board considered numerous factors, including:

     (i) the nature, quality and scope of the services provided by the Adviser or the Subadviser;

     (ii) performance information regarding the funds advised by the Adviser or Subadviser;

     (iii) performance information regarding the funds advised by the Adviser or Subadviser relative to funds with similar objectives and policies;

     (iv) the cost and expected profitability to the Adviser of providing portfolio management services to the funds; and

     (v) the proposed advisory fee and subadvisory fee (including breakpoints) for each fund in relation to the fees of other comparable portfolios.

     At each meeting approving the Advisory Agreement or any of the Subadvisory Agreements, the Board was provided with an analysis of its fiduciary obligations and had the assistance of independent legal counsel.

OTHER SERVICES

     Accounting and Legal Services Agreement. The Fund, on behalf of the funds, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this Agreement, the Adviser provides the Fund with certain tax, accounting and legal services.

     Proxy Voting. The Board of Trustees has delegated to the subadvisers to the funds the authority to vote proxies on behalf of the funds and have approved the proxy voting policies of the subadvisers. guidelines of the Adviser and will review the guidelines and suggest changes as they deem advisable. The proxy voting policies of the Fund and each of its subadvisers are set forth in Appendix C. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-moth period ended June 30th will be available (1) without charge, upon request, by calling 1-800-225-5291 or (2) on the Fund's website: www.jhfunds.com/proxy or on the SEC's website at www.sec.gov.

DISTRIBUTION AGREEMENTS

     The Fund has a Distribution Agreement with John Hancock Funds, LLC ("John Hancock Funds" or the "Distributor"). Under the agreement John Hancock Funds is obligated to use its best efforts to sell shares of the Fund. Shares of each fund are also sold by selected broker-dealers, banks and registered investment advisors

("Selling Firms") that have entered into selling agreements with John Hancock Funds. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus any applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B and Class C shares, the Selling Firm receives compensation immediately but the Distributor is compensated on a deferred basis.

     Because the funds have not completed a full year of operations as of the date of this Statement of Additional Information, no information regarding underwriting commissions is included.

     The Fund's Trustees adopted Distribution Plans with respect to each class of shares (other than Class NAV and Class R5 shares) pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"). Under the 12b-1 Plans, the funds will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, 0.50% for Class R3 shares, 0.25% for Class R4 shares, 0.05% for Class 1 shares, and 0.40% for Class 3 shares (0.55% in the case of the Class 3 shares of the Lifestyle Portfolios) of the fund's average daily net assets attributable to shares of the respective class of shares. However, the service fees will not exceed 0.25% of the fund's average daily net assets attributable to each class of shares. The distribution fees under the 12b-1 Plans will be paid to John Hancock Funds. As the Distributor, John Hancock Funds may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of shares of the particular class, including but not limited to: (i) compensation to Selling Firms and others (including affiliates of John Hancock Funds) that are engaged in or support the sale of Fund shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares. The service fees under the 12b-1 Plans may be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. The fees paid under the Class 1 and Class 3 shares 12b-1 Plans may also be used for certain shareholder and administrative services.

     The 12b-1 Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on the 12b-1 Plans.

     Pursuant to the 12b-1 Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the 12b-1 Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

     The 12b-1 Plans provide that they will continue in effect only so long as each 12b-1 Plan's continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The 12b-1 Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees and (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds. The 12b-1 Plans further provide that they may not be amended to increase materially the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the fund which has voting rights with respect to that 12b-1 Plan. Each 12b-1 Plan provides that no material amendment to the Plan will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B, Class C, Class R3, Class R4, Class 1 and Class 3 shares have exclusive voting rights with respect to the 12b-1 Plan applicable to their respective class of shares. In adopting the 12b-1 Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the 12b-1 Plans will benefit the holders of the applicable class of shares of each fund.

     Class NAV shares and Class R5 shares of the Fund are not subject to any distribution plan. Expenses associated with the obligation of John Hancock Funds to use its best efforts to sell Class NAV and Class R5 shares will be paid by the Adviser or by John Hancock Funds and will not be paid from the fees paid under the Plan for any other class of shares.

     Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other mutual funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

     The 12b-1 plans recognize that the Adviser may use its management fee revenue under the Advisory Agreement with the Fund as well as its past profits or other resources from any source to make payments with respect to expenses incurred in connection with the distribution of shares of the Fund. To the extent that the payment of management fees by the Fund to the Adviser should be deemed to be the indirect financing of any activity primarily intended to result in the sale of shares of a class within the meaning of Rule 12b-1, such payments are deemed to be authorized by the 12b-1 Plans.

     The Fund has also adopted a separate Service Plan with respect to each of its Class R3, Class R4 and Class R5 shares (the "Service Plan"). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to retirement plans or plan participants holding shares of the funds a service fee of up to a specified percentage of the funds' average daily net assets attributable to the applicable class of shares held by such plan participants. The percentages are 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares. The services may include (a) acting, directly or through an agent, as the shareholder and nominee for all plan participants; (b) maintaining account records for each plan participant that beneficially owns the applicable class of shares; (c) processing orders to purchase, redeem and exchange the applicable class of shares on behalf of plan participants, and handling the transmission of funds representing the purchase price or redemption proceeds; (d) addressing plan participant questions regarding their accounts and the funds; and (e) other services related to servicing such retirement plans.

SUBADVISER MARKETING SUPPORT

Subadvisers of funds of John Hancock Funds II, which are also subadvisers of corresponding portfolios of John Hancock Trust, may from time to time provide marketing support for insurance products that offer the Fund or John Hancock Trust as an underlying investment vehicle ("John Hancock Insurance Products") through a variety of methods such as (a) permitting employees of the subadviser, including portfolio managers, to attend meetings with John Hancock and other sales personnel with the subadviser offsetting a portion of the cost of such meetings and (b) offsetting travel and other expenses of the subadviser's wholesalers that support John Hancock Insurance Products. All such subadviser marketing support is voluntary and not all subadvisers provide such support. Certain of the subadvisers also manage proprietary mutual funds that are used as investment options by John Hancock pension products and such marketing support also relates to these pension products. Subadviser marketing support payments are not a factor that the Adviser considers when selecting or terminating subadvisers for the funds. For the period January 1, 2005 through June 30, 2005, the total amount of all such payments made by subadvisers which during such period were subadvisers to portfolios of John Hancock Trust was approximately $859,000.

SALES COMPENSATION


         As part of its business strategy, the Fund, along with John Hancock Funds, pays compensation to Selling Firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

         The primary sources of Selling Firm compensation payments for sales of shares of the Fund are (1) the 12b-1 fees that are applicable to the class of shares being sold and that are paid out of a fund's assets and (2), in the case of Class A, Class B and Class C shares, sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the Prospectus and under "Distribution Agreements" in this Statement of Additional Information. The portions of these expenses that are paid to Selling Firms are shown on the next page. For Class NAV shares, John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Firm which sells shares of the funds. This payment may not exceed 0.15% of the amount invested.

         INITIAL COMPENSATION Whenever you make an investment in Class A (under $1 million), Class B or Class C shares of a fund, the Selling Firm receives a reallowance/payment/commission as described on the next page. The Selling Firm also receives the first year's 12b-1 service fee at this time.

         ANNUAL COMPENSATION For Class A (under $1 million), Class B and Class C shares of a fund, beginning in the second year after an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net
(aged) assets. These service and distribution fees are paid quarterly in arrears.

         For Class A shares purchases of $1 million or more, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net assets. This service fee is paid quarterly in arrears.

         For Class R3 and Class R4 shares of the Funds, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net assets. In addition, for Class R3, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.25% of the average daily net assets. These service and distribution fees are paid quarterly in arrears.

         Selling Firms receive service and distribution fees if, for the preceding quarter, (1) their clients/shareholders have invested combined average daily net assets of no less than $1,000,000 in eligible (aged) assets; or (2) an individual registered representative of the Selling Firm has no less than $250,000 in eligible (aged) assets. The reason for these criteria is to save the Fund the expense of paying out de minimus amounts. As a result, if a Selling Firm does not meet one of the criteria noted above, the money for that firm's fees remains in the Fund.

         John Hancock Funds may pay all or part of the Rule 12b-1 fees applicable to the Class 1 shares of a fund to one or more affiliated and unaffiliated insurance companies that have issued group annuity contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services contemplated by the 12b-1 Plan.

         John Hancock Funds pays all of the Rule 12b-1 fees applicable to the Class 3 shares of a fund to its affiliate, John Hancock Distributors LLC ("John Hancock Distributors"). John Hancock Distributors enters into agreements with selling dealers to sell Class 3 shares of the Fund to qualified pension and profit-sharing plans pursuant to an integrated program of investment, record keeping, administrative and other plan services sponsored by John Hancock Distributors. The agreements also provide for the sale to plans of other funds participating in the program. John Hancock Distributors pays the selling dealer with respect to a plan as follows (or as the plan, the selling dealer and John Hancock Distributors may otherwise agree):

         A fee, payable weekly, equal to 1.00% of the first $5 million, 0.75% of the second $5 million, 0.50% of the third $5 million and 0.25% of the balance of the assets of the plan transferred or contributed to the program and invested in the Trust and other participating funds during the first year in which the plan participates in the program; and thereafter, a fee, payable monthly, at an rate equal to 0.25% annually of the net asset value of the share of the Trust and other participating funds held by the plan under the program.

         ADDITIONAL COMPENSATION John Hancock Funds, at its expense, and without additional cost to any fund or its shareholders, may provide significant additional compensation to a Selling Firm in connection with its promotion of a fund or sale of shares of a fund. John Hancock Funds may make payments to Selling Firms for marketing support and/or shareholder administrative services. These market support payments may include financial assistance to Selling Firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging, incurred by registered representatives and other employees for such marketing and sales development programs, as well as assistance for seminars for the public, advertising and sales campaigns regarding one or more funds, and other Selling Firm-sponsored events or activities. From time to time, John Hancock Funds may provide expense reimbursements for special training of a Selling Firm's registered representatives and other employees in group meetings. Non-cash compensation may also take the form of occasional gifts, meals, tickets or other entertainment as limited by NASD requirements. Payments may also include amounts for sub-administration and other services for shareholders whose shares are held of record in omnibus or other group accounts. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees or other administrative fees and costs may be offered to the extent not prohibited by law or any self-regulatory agency such as the NASD. John Hancock Funds compensates Selling Firms differently depending upon, among other factors, the level and/or type of marketing support provided by the Selling Firm. The level of payments made to a Selling Firm in any given year will vary and may be substantial. These payments may provide an incentive to a Selling Firm to actively promote the funds or cooperate with John Hancock Funds' promotional efforts. Depending on the arrangements in place at any particular time, Selling Firms may have a financial incentive to recommend a particular fund or a share class. You should ask your Selling Firm for more information about any services it provides, as well as about fees, commissions and/or marketing support payments.

              FIRST YEAR BROKER OR OTHER SELLING FIRM COMPENSATION

                                      INVESTOR PAYS
                                      SALES CHARGE         SELLING FIRM             SELLING FIRM
                                      (% OF OFFERING       RECEIVES                 RECEIVES 12b-1       TOTAL SELLING FIRM
CLASS A INVESTMENTS                   PRICE)               COMMISSION (1)           SERVICE FEE (2)      COMPENSATION (3)(4)
-------------------                   ------               --------------           ---------------      -------------------
Up to $49,999                         5.00%                4.01%                    0.25%                4.25%
$50,000 - $99,999                     4.50%                3.51%                    0.25%                3.75%
$100,000 - $249,999                   3.50%                2.61%                    0.25%                2.85%
$250,000 - $499,999                   2.50%                1.86%                    0.25%                2.10%
$500,000 - $999,999                   2.00%                1.36%                    0.25%                1.60%

INVESTMENTS OF CLASS A SHARES OF $1   0.00%                0.00%                    0.25%                0.25%
MILLION OR MORE (5)


CLASS B INVESTMENTS

All amounts                           --                   3.75%                    0.25%                4.00%

CLASS C INVESTMENTS

All amounts                           --                   0.75%                    0.25%                1.00%

CLASS R3 INVESTMENTS (5)

All amounts                           0.00%                0.00%                    0.50%                0.50%

CLASS R4 INVESTMENTS (5)

All amounts                           0.00%                0.00%                    0.25%                0.25%

CLASS R5 INVESTMENTS

All amounts                           0.00%                0.00%                    0.00%                0.00%


(1) For Class A investments under $1 million, a portion of the Selling Firm's commission is paid out of the sales charge.

(2) For Class A, B and C shares, the Selling Firm receives 12b-1 fees in the first year as a % of the amount invested and after the first year as a % of average daily net eligible assets. For Selling Firms with a fee-based/WRAP program agreement with John Hancock Funds, the Selling Firm receives 12b-1 fees in the first year as a % of average daily net eligible assets. Certain retirement platforms also receive 12b-1 fees in the first year as a % of average daily net eligible assets. Quarterly payments are made in arrears.

(3) Selling Firm commission and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(4) Underwriter retains the balance.

(5) For Class A purchases of $1 million or more, Class R3 and Class R4, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee paid quarterly in arrears.

CDSC revenues collected by John Hancock Funds may be used to pay Selling Firm commissions when there is no initial sales charge.


NET ASSET VALUE

     For purposes of calculating the net asset value ("NAV") of a fund's shares, the following procedures are utilized wherever applicable.

     Except for the types of securities described below, securities held by the portfolios will be valued as follows:

     - Securities which are traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange) are valued at the last sales price as of the close of the regularly scheduled day-time trading of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices.

     - Securities traded only in the over-the-counter market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of day-time trading on the New York Stock Exchange.

     - Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees or their designee.

     - Shares of the underlying funds held by the Lifestyle Portfolios are valued at their net asset value as described in the Prospectus under "Valuation of Shares."

     Non-Negotiable Security. A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were currently liquidated.

     Debt Instruments with Remaining Maturities of 60 Days or less; All Instruments Held by the Money Market Fund. Debt instruments with a remaining maturity of 60 days or less held by each of the funds, other than the Money Market Fund, and all instruments held by the Money Market Fund, will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost (or in the case of instruments initially valued at market value, at the market value on the day before its remaining maturity is such that it qualifies for amortized cost valuation). After the initial valuation, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

     Money Market Fund - Rule 2a-7. The Money Market Fund uses the amortized cost valuation method in reliance upon Rule 2a-7 under the 1940 Act. As required by this rule, the Money Market Fund will maintain a dollar weighted average maturity of 90 days or less. In addition, the Money Market Fund is only permitted to purchase securities that the Subadviser determines present minimal credit risks and at the time of purchase are "eligible securities," as defined by Rule 2a-7. Generally, eligible securities must be rated by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations or be of comparable quality. The Money Market Fund will invest only in obligations that have remaining maturities of 397 days or less.

     The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's price per share as computed for the purpose of sales and redemptions at $10.00. The procedures include a direction to the Adviser to establish procedures that will allow for the monitoring of the propriety of the continued use of amortized cost valuation to maintain a constant net asset value of $10.00 per share. The procedures also include a directive to the Adviser that requires that to determine net asset value per share based upon available market quotations, the Money Market Fund shall value weekly (a) all portfolio instruments for which market quotations are readily available at market, and (b) all portfolio instruments for which market quotations are not readily available or are not obtainable from a pricing service, at their fair value as determined in good faith by the Trustees (the actual calculations, however, may be made by persons acting pursuant to the direction of the Trustees.) If the fair value of a security needs to be determined, the Subadviser will provide determinations, in accordance with procedures and methods established by the Trustees of the Fund, of the fair value of securities held by the Money Market Fund.

     In the event that the deviation from the amortized cost exceeds 0.50 of 1% or $0.05 per share in net asset value, the Adviser shall promptly call a special meeting of the Trustees to determine what, if any, action should be initiated. Where the Trustees believe the extent of any deviation from the Money Market Fund's amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, they shall take the action they deem appropriate to eliminate or reduce to the extent reasonably practical such dilution or unfair results. The actions that may be taken by the Trustees include, but are not limited to:

     -    redeeming shares in kind;

     - selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the Money Market Fund;

     -    withholding or reducing dividends;

     - utilizing a net asset value per share based on available market quotations; or

     - investing all cash in instruments with a maturity on the next business day.

     The Money Market Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $10.00 per share.

INITIAL SALES CHARGE ON CLASS A SHARES

     Class A, Class B and Class C shares of a fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge") or on a contingent deferred basis (the "contingent deferred sales charge" or "CDSC"). The Fund does not issue share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

     The sales charges applicable to purchases of Class A shares of a fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of a fund, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C, Class R and Class I shares of the John Hancock mutual funds owned by the investor (see "Combination Privilege" and "Accumulation Privilege" below).

     IN ORDER TO RECEIVE THE REDUCED SALES CHARGE, THE INVESTOR MUST NOTIFY HIS OR HER FINANCIAL ADVISER AND/OR THE FINANCIAL ADVISER MUST NOTIFY JOHN HANCOCK SIGNATURE SERVICES, INC. ("SIGNATURE SERVICES") AT THE TIME OF PURCHASE OF THE CLASS A SHARES, ABOUT ANY OTHER JOHN HANCOCK MUTUAL FUNDS OWNED BY THE INVESTOR, THE INVESTOR'S SPOUSE AND THEIR CHILDREN UNDER THE AGE OF 21 LIVING IN THE SAME HOUSEHOLD (SEE "COMBINATION AND ACCUMULATION PRIVILEGE" BELOW). THIS INCLUDES INVESTMENTS HELD IN A RETIREMENT ACCOUNT, AN EMPLOYEE BENEFIT PLAN OR AT A BROKER OR FINANCIAL ADVISER OTHER THAN THE ONE HANDLING YOUR CURRENT PURCHASE. JOHN HANCOCK WILL CREDIT THE COMBINED VALUE, AT THE CURRENT OFFERING PRICE, OF ALL ELIGIBLE ACCOUNTS TO DETERMINE WHETHER YOU QUALIFY FOR A REDUCED SALES CHARGE ON YOUR CURRENT PURCHASE. JOHN HANCOCK SIGNATURE SERVICES, INC. WILL AUTOMATICALLY LINK CERTAIN ACCOUNTS REGISTERED IN THE SAME CLIENT NAME, WITH THE SAME TAXPAYER IDENTIFICATION NUMBER, FOR THE PURPOSE OF QUALIFYING YOU FOR LOWER INITIAL SALES CHARGE RATES. YOU MUST NOTIFY JOHN HANCOCK SIGNATURE SERVICES INC. AND YOUR BROKER-DEALER (FINANCIAL ADVISER) AT THE TIME OF PURCHASE OF ANY ELIGIBLE ACCOUNTS HELD BY YOUR SPOUSE OR CHILDREN UNDER 21, LIVING IN THE SAME HOUSEHOLD IN ORDER TO INSURE THESE ASSETS ARE LINKED TO YOUR ACCOUNTS.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:

     - A Trustee or officer of the Fund; a Director or officer of the Adviser and its affiliates, subadvisers or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner; "Immediate Family") of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

     - A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of fund shares in fee-based investment products or services made available to their clients.

     - Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.

     - Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.

NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 and not specified above as waiver eligible, will be subject to applicable sales charges.

     - A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

     - Certain retirement plans participating in Merrill Lynch servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.

     -    Retirement plans investing through the PruSolutionssm program.

     - Participants in certain 529 Plans that have a signed agreement with John Hancock Funds. No CDSC will be due for redemptions on plan purchases made at NAV with no finder's fee. However, if a plan had a finder's fee or commission, and the entire plan redeemed within 12 months of the first investment in the plan, a CDSC would be due.

     - Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established. However, if the shares are redeemed within 12 months of the inception of the plan, a CDSC will be imposed at the following rate:

Amount Invested              CDSC Rate
---------------              ---------
First $1 to $4,999,999         1.00%
Next $1 to $5M above that      0.50%
Next $1 or more above that     0.25%

In Kind Re-Registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock Fund account, without the assets ever leaving John Hancock Funds, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Note: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 are not eligible for this provision, and will be subject to applicable sales charges.

Class A shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

Reducing Your Class A Sales Charges

Combination and Accumulation Privileges. For all shareholders in calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and
(c) groups which qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I and Class R shares of all John Hancock funds already held by such person. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his or her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor, his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm's representative.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual's non-qualified and qualified retirement plan investments can be combined to satisfy an LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his or her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, however, the original sales charge will not be recalculated for these previous purchases. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

     The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

     Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices or on shares derived from reinvestment of dividends or capital gains distributions.

     Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account. You must notify Signature Services of the number of eligible employees at the time your account is established.

     The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

     In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

     When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

- Proceeds of 50 shares redeemed at $12 per shares (50 x 12)   $ 600.00
- *Minus Appreciation ($12 - $10) x 100 shares                  (200.00)
- Minus proceeds of 10 shares not subject to CDSC
   (dividend reinvestment)                                      (120.00)
                                                               --------
- Amount subject to CDSC                                       $ 280.00

* The appreciation is based on all 100 shares in the account NOT just the shares being redeemed.

     Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Firms for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

          For all account types:

     - Redemptions made pursuant to a fund's right to liquidate your account if you own shares worth less than $1,000.

     - Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

     - Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

     - Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

     - Redemption of Class B and Class C shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC).

     - Certain retirement plans participating in Merrill Lynch servicing programs offered in Class A, Class B, Class C and Class R shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.

     - Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

     - Redemptions of Class A shares by retirement plans that invested through the PruSolutions (SM) program.

          For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

     - Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required, minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)

     -    Returns of excess contributions made to these plans.

     - Redemptions made to effect certain distributions, as outlined in the chart on the following page, to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing Plan/401(k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

          Please see the following chart for some examples.

                        401 (A) PLAN
                       (401 (K), MPP,
                       PSP) 457 & 408
       TYPE OF         (SEPS & SIMPLE                                         IRA, IRA
    DISTRIBUTION            IRAS)           403 (B)            457            ROLLOVER       NON-RETIREMENT
--------------------   --------------   --------------   --------------   ----------------   --------------
Death or Disability    Waived           Waived           Waived           Waived             Waived

Over 70 1/2            Waived           Waived           Waived           Waived for         12% of account
                                                                          required           value annually
                                                                          minimum            in periodic
                                                                          distributions*or   payments
                                                                          12% of account
                                                                          value annually
                                                                          in periodic
                                                                          payments.

Between 59 1/2 and      Waived           Waived          Waived           Waived for Life    12% of account
70 1/2                                                                    Expectancy or      value annually
                                                                          12% of account     in periodic
                                                                          value annually     payments
                                                                          in periodic
                                                                          payments.

Under 59 1/2           Waived for       Waived for       Waived for       Waived for         12% of account
(Class B and Class C   annuity          annuity          annuity          annuity            value annually
only)                  payments (72t)   payments (72t)   payments (72t)   payments (72t)     in periodic
                       or 12% of        or 12% of        or 12% of        or 12% of          payments
                       account value    account value    account value    account value
                       annually in      annually in      annually in      annually in
                       periodic         periodic         periodic         periodic
                       payments.        payments.        payments.        payments.

Loans                  Waived           Waived           N/A              N/A                N/A

Termination of Plan    Not Waived       Not Waived       Not Waived       Not Waived         N/A

Hardships              Waived           Waived           Waived           N/A                N/A

Qualified Domestic     Waived           Waived           Waived           N/A                N/A
Relations Orders

Termination of         Waived           Waived           Waived           N/A                N/A
Employment Before
Normal Retirement
Age

Return of Excess       Waived           Waived           Waived           Waived             N/A

* Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

     If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

ELIGIBLE INVESTORS FOR CLASS R3, R4, R5, 1, 3 AND CLASS NAV SHARES


     Class R3, R4 and R5 shares are available only to qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the "Code")("529 plans") distributed by John Hancock or one of its affiliates and retirement plans ("Retirement Plans") including pension, profit-sharing and other plans ("Plans") qualified under Section 401(a) or described in Sections 403(b) or 457 of the Code, and non-qualified deferred compensation plans. Retirement Plans do not include IRA accounts except for Rollover IRA accounts for participants whose plans are invested in John Hancock Class R shares funds. Retirement Plans do not include retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs SIMPLE IRAs and individual 403(b) plans.


     Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

     Class 3 shares are sold only to qualified retirement plans that have entered into an agreement with John Hancock Distributors LLC for a program of qualified plan services called John Hancock Retirement Select.

     Class NAV shares are sold to the five Lifestyle Portfolios of the Fund: the Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio and Lifestyle Conservative Portfolio. Each of the Lifestyle Portfolios is a "fund of funds" which invests in various other funds of John Hancock Funds II and John Hancock Funds III. Class NAV shares are also sold to certain institutional investors.

SPECIAL REDEMPTIONS

     Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

     Exchange Privilege. The Fund permits exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that same class at the time of the exchange. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.

     Exchanges between funds are based on their respective net asset values. No sales charge is imposed, except on exchanges of Class A shares from the Money Market Fund to another John Hancock fund, if a sales charge has not previously been paid on those shares. However, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

     If a retirement plan exchanges the plan's Class A account in its entirety from the Fund to a non-John Hancock investment, the one-year CDSC applies.

     The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in a fund for 90 days before a shareholder is permitted a new exchange.

     An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "Additional Information Concerning Taxes".

     Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares. Since the redemption price of Fund shares may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time that a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

     Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

     The investments will be drawn on or about the day of the month indicated.

     The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the nonpayment of any checks.

     The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.


     REINSTATEMENT OR REINVESTMENT PRIVILEGE If Signature Services and your financial adviser are notified prior to reinvestment, a shareholder who has redeemed shares of the Fund may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares back into the same share class of the same John Hancock Fund and account from which it was removed, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the same class and fund and account from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.


     The Fund may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.

     A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "Additional Information Concerning Taxes".

     Retirement plans participating in Merrill Lynch's servicing programs:

     Class A shares are available at net asset value for Merrill Lynch retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Consultant for further information.

     For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

     Shares of the funds may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The funds will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm's authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at the NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with a fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying fund shares. This fee is paid by the Adviser, the Fund and/or John Hancock Funds, LLC (the Fund's principal distributor).

DESCRIPTION OF FUND SHARES

     The Trustees of the Fund are responsible for the management and supervision of each fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series or funds and classes without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of 80 series. Additional series may be added in the future. The Trustees have also authorized the issuance of nine classes of shares of each fund, designated as Class A, Class B, Class C, Class NAV, Class R3, Class R4, Class R5, Class 1 and Class 3. Not all funds will issue all classes of shares. Additional classes of shares may be authorized in the future.

     The shares of each class of a fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of a fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

     Dividends paid by a fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class, (ii) and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.

     In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the fund available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

     Unless otherwise required by the 1940 Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Fund's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Fund. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

     Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of a fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no fund of the Fund shall be liable for the liabilities of any other fund. Furthermore, no fund included in the Prospectus shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which a fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

     The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds II does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

     Shares of a fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates.

ADDITIONAL INFORMATION CONCERNING TAXES

     The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a fund and its shareholders. No attempt is made to present a detailed explanation of all Federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to Federal, state, local or foreign taxes.

     The Fund believes that each fund will qualify as a regulated investment company under Subchapter M of the Code. If any fund of the Fund does not qualify as a regulated investment company, it will be subject to U.S. Federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, each fund will not be subject to U.S. Federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year.

     A fund will be subject to a non-deductible 4% excise tax to the extent that the fund does not distribute by the end of each calendar year (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any) pursuant to the calculations in (a) and (b). For this purpose, any income or gain retained by a fund that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company's variable annuity and life insurance contracts.

     To qualify as a regulated investment company, a fund must, among other things, derive its income from certain sources. Specifically, in each taxable year a fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies.

     To qualify as a regulated investment company, a fund must also satisfy certain requirements with respect to the diversification of its assets. A fund must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States Government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the fund nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the fund's assets may be invested in securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

     A fund may make investments that produce income that is not matched by a corresponding cash distribution to the fund, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for Federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a fund, such fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

     Certain of the funds may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see "Investment Policies -- Hedging And Other Strategic Transactions"). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a fund and defer recognition of certain of the fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a fund to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and
(2) may cause a fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

     Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a fund purchases shares in a "passive foreign investment company" (a "PFIC"), the fund may be subject to U.S. Federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If a fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the fund. Alternatively, a fund can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the fund would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.

     Additional Tax Considerations. If a fund failed to qualify as a regulated investment company, the fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the Subadvisers and it is intended that the funds will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Subadvisers might otherwise believe to be desirable.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Regulations are subject to change, possibly with retroactive effect.

PORTFOLIO BROKERAGE

     Pursuant to the Subadvisory Agreements, the Subadvisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Fund. The Subadvisers have no formula for the distribution of the Fund's brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable fund. The cost of securities transactions for each fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

     Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the Subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

     Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the Subadvisers will give consideration to a number of factors, including:

     -    price, dealer spread or commission, if any,

     - the reliability, integrity and financial condition of the broker-dealer,

     -    size of the transaction,

     -    difficulty of execution,

     -    brokerage and research services provided, and

     -    confidentiality and anonymity.

     Consideration of these factors by a Subadviser, either in terms of a particular transaction or the Subadviser's overall responsibilities with respect to the Fund and any other accounts managed by the Subadviser, could result in the applicable fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

     Soft Dollar Considerations. In selecting brokers and dealers, the Subadvisers will give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the Subadviser. In placing a purchase or sale order, a Subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the Subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the Subadviser's overall responsibilities with respect to the Fund and any other accounts managed by the Subadviser. In addition to statistical, quotation, brokerage or valuation services, a Subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the Subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through Fund brokerage. The portion not attributable to research will be paid by the Subadviser.

     Subadvisers may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Subadviser in advising various of its clients (including the funds), although not all of these services are necessarily useful and of value in managing the funds. The management fee paid by a fund is not reduced because a Subadviser and its affiliates receive such services.

     As noted above, a Subadviser may purchase new issues of securities for the fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Subadviser with research in addition to selling the securities (at the fixed public offering price) to the fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the fund, other Sub-adviser clients, and the Sub-adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

     Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:

     -    the value of securities,

     -    the advisability of purchasing or selling securities,

     - the availability of securities or purchasers or sellers of securities, and

     - analyses and reports concerning (a) issuers, (b) industries, (c) securities, (d) economic, political and legal factors and trends and
          (e) portfolio strategy.

     Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analyst. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the Subadviser by or through a broker.

     To the extent research services are used by the Subadvisers, such services would tend to reduce such party's expenses. However, the Subadvisers do not believe that an exact dollar value can be assigned to these services. Research services received by the Subadvisers from brokers or dealers executing transactions for funds of the Fund will also be available for the benefit of other funds managed by the Subadvisers.

     Allocation of Trades by the Subadvisers. The Subadvisers manage a number of accounts other than the funds of the Fund. Although investment determinations for the funds will be made by the Subadvisers independently from the investment determinations made by them for any other account, investments deemed appropriate for the funds by the Subadvisers may also be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the funds and other accounts. In such circumstances, the Subadvisers may determine that orders for the purchase or sale of the same security for the funds and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Subadvisers to be equitable and in the best interests of the funds and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.

     Affiliated Underwriting Transactions by the Subadvisers. The Fund, on behalf of the funds, has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the Subadvisers participate. These procedures prohibit a fund from directly or indirectly benefiting a Subadviser affiliate in connection with such underwritings. In addition, for underwritings where a Subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase.

TRANSFER AGENT SERVICES

     John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000, a wholly-owned indirect subsidiary of MFC, is the transfer and dividend paying agent for the Class A, Class B and Class C shares of the Fund. The Fund pays Signature Services monthly a fee which is based on an annual rate of $16.00 for each Class A shareholder account and $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. The Fund also pays Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class A, B and Class C shares. For Class A, B, and C shares, the Fund also pays certain out-of-pocket expenses. Expenses are aggregated and allocated to each class on the basis of their relative net asset values. For shares held of record in omnibus or other group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Fund. For such shareholders, Signature Services does not charge its account fee.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS





PricewaterhouseCoopers LLP, independent registered public accounting firm, has been appointed as independent registered public accountants for the Fund. PricewaterhouseCoopers LLP has offices at 125 High Street, Boston, MA 02110.





CUSTODY OF PORTFOLIO SECURITIES

     State Street Bank and Trust Company, ("State Street") 225 Franklin Street, Boston, Massachusetts 02110, currently acts as custodian and bookkeeping agent of all the Fund's assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.

CODES OF ETHICS

     The Fund, the Adviser and each subadviser to the funds have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code permits personnel subject to the Code to invest in securities including securities that may be purchased or held by the Fund.


FINANCIAL STATEMENTS

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholder of
The John Hancock U.S. Multi Sector Fund

In our opinion, the accompanying statement of assets and liabilities and the related statement of changes in net assets present fairly, in all material respects, the financial position of the John Hancock U.S. Multi Sector Fund (the "Fund") at October 7, 2005 and the change in its net assets from June 28, 2005 (date of inception) to October 7, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
October 11, 2005

FINANCIAL STATEMENTS

Following are the audited financial statements for the initial capitalization of the John Hancock U.S. Multi Sector Fund, dated October 7, 2005 and the report of PricewaterhouseCoopers LLP.

JOHN HANCOCK U.S. MULTI SECTOR FUND

STATEMENT OF ASSETS AND LIABILITIES
October 7, 2005

Assets:
         Cash                                               $100,000
                                                            --------
                  TOTAL ASSETS                              $100,000
                                                            ========


Liabilities:
                                                            $0
                                                            --
                  TOTAL LIABILITIES                         $0
                                                            ==
Net Assets:
         Capital paid-in                                    $100,000
                                                            --------
                        NET ASSETS                          $100,000
                                                            ========

Net assets value per share:
                (Based on net assets and shares of
                beneficial interest outstanding -

                unlimited number of shares authorized
                with no par value)

                Class NAV ($100,000/10,000 shares)          $10.00
                                                            ------




STATEMENT OF CHANGES IN NET ASSETS

For the period from June 28, 2005 (date of inception) to October 7, 2005


INCREASE IN NET ASSETS

From Fund share transactions:
Net proceeds from the issuance of common shares             $100,000
                                                            --------

NET ASSETS
Beginning of period                                         -
END OF PERIOD                                               $100,000
                                                            --------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization

John Hancock U.S. Multi Sector Fund (the "Fund") is a newly organized non-diversified series of John Hancock Fund II (the "Trust"), an open-end management investment company, registered under the Investment Company Act of 1940. The Trust was organized on June 28, 2005. The Fund may issue an unlimited number of shares. Only Class NAV shares of beneficial interest of the Fund have been issued.

The Fund's investment objective is to seek long-term capital appreciation.

At October 7, 2005, the Fund is inactive except for matters relating to its organization, registration and the sale of 10,000 shares for $100,000 ($10.00 per share) to John Hancock Investment Management Services, LLC (the "Adviser"). The Adviser is an indirect subsidiary of Manulife Financial Corporation (the "MFC"). The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of these financial statements.

Note 2. Agreements

The Trust has entered into an investment management contract with the Adviser. Upon commencement of the Fund's operations, the Adviser will receive a daily management fee from the Fund, equivalent, on an annual basis, to the sum of: (a) 0.78% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.76% of the next $500,000,000, (c) 0.75% of the next $1,500,000,000 and (d)
0.74% of the Fund's average daily net asset value in excess of $2,500,000,000. The Adviser has agreed voluntarily to reduce its advisory fee or reimburse other expenses for Class NAV shares of the Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund's business, advisory fees, transfer agency fees, blue sky fees, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) if total Class NAV shares operating expenses exceeded 0.50% of Class NAV average daily net asset value. There were no expense reductions related to this total expense limitation during the period ended October 7, 2005. The Adviser reserves the right to terminate this limitation at any time. The Adviser has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The Fund is not responsible for payment of the subadvisory fees.

The Trust has an agreement with the Adviser whereby the Adviser performs necessary tax, accounting and legal services for the Fund. The Trust has a distribution agreement with John Hancock Funds, LLC, an indirect subsidiary of the MFC. The Trust has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of MFC.


Note 3. Organization Expenses

Organization expenses have been borne by the Adviser.

APPENDIX A

DEBT SECURITY RATINGS

STANDARD & POOR'S RATINGS GROUP ("S&P")

Commercial Paper:

A-1 The rating A-1 is the highest rating assigned by S&P to commercial paper. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.
              Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high for issuers designated "A-1."

Bonds:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC   Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and
              CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D Bonds rated D are in default. The D category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Commercial Paper:

P-1 The rating P-1 is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

P-2 Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Bonds:

Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa by Moody's are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers "1," "2" and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

APPENDIX B

                                                         ADOPTED AUGUST 23, 2005

                              JOHN HANCOCK FUNDS II
                             JOHN HANCOCK FUNDS III

                POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

     It is the policy of John Hancock Funds II and John Hancock Funds III (individually, the "Trust" and collectively, the "Trusts") to provide Nonpublic Information regarding portfolio holdings of the Trusts to Nonaffiliated Persons of the Trusts only in the limited circumstances noted below. It is also the policy of the Trusts only to provide Nonpublic Information regarding portfolio holdings to any person, including Affiliated Persons, on a "need to know" basis (i.e., the person receiving the information must have a legitimate business purpose for obtaining the information prior to it being publicly available). The Trusts consider Nonpublic Information regarding portfolio holdings of the Trusts to be confidential and the intent of this policy is to guard against selective disclosure of such information in a manner that would not be in the best interests of shareholders of the Trusts.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on a publicly available website which is disclosed in the prospectuses of the Trusts or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q.

"Affiliated Persons" are persons affiliated with: (a) the Trusts, (b) the Trusts' investment adviser or principal underwriter or any affiliate of either entity, (c) the investment adviser's ultimate parent, Manulife Financial Corporation ("MFC") or any affiliate thereof, (d) in the case of a particular Trust portfolio, the subadviser to the portfolio, or any affiliate of the subadviser, (e) the Trusts' custodian and (f) the Trusts' certified public accountants.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.

            DISCLOSURE OF PORTFOLIO HOLDINGS TO NONAFFILIATED PERSONS

     Subject to the pre-approval of the Trusts' Chief Compliance Officer, the Trusts or their adviser or principal underwriter or any of their subadvisers (or any of their affiliates) may provide Nonpublic Information regarding Trust portfolio holdings to Nonaffiliated Persons in the circumstances listed below.

     1. RATING ORGANIZATIONS

Nonpublic Information regarding Trust portfolio holdings may be provided to ratings organizations, such as Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or subadviser if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

     2. VESTEK (THOMPSON FINANCIAL)

Nonpublic Information regarding Trust portfolio holdings may be provided to Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data for use by the Trust or any Affiliated Person if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

     3. PROXY VOTING SERVICES

Nonpublic Information regarding Trust portfolio holdings may be provided to proxy voting services for the purpose of voting proxies relating to Trust portfolio holdings if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

     4. COMPUTER SOFTWARE

Nonpublic Information regarding Trust portfolio holdings may be provided to entities providing computer software to the Trust (for example, for the purpose of generating Trust compliance reports or reports relating to proxy voting) if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

     5. COURTS AND REGULATORS

Nonpublic Information regarding Trust portfolio holdings may be provided to any court or regulator with jurisdiction over the Trust, the Trust's adviser or principal underwriter, MFC or any subadviser to a Trust portfolio (or any of their affiliates) if such information is requested by such court or regulator.

     6. INSTITUTIONAL TRADERS

Nonpublic Information regarding Trust portfolio holdings (for example, aggregated lists of all fixed income holdings - names only) may be provided to institutional traders to assist in research and trade execution if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information for personal or proprietary purposes.

     7. OTHER PERSONS

Nonpublic Information regarding Trust portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Trust or his or her designee (collectively, the "CCO"). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.

             DISCLOSURE OF PORTFOLIO HOLDINGS TO AFFILIATED PERSONS

     The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons (other than those listed in Appendix A) and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed in Appendix A have been exempt from such pre-approval. In the case of persons listed in Section II, III and IV of Appendix A, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

     In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any Affiliated Persons the CCO shall consider:
(a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

                       RESOLUTION OF CONFLICTS OF INTEREST

     If the Trust or its adviser or principal underwriter or any of its subadviser (or any of their affiliates) desire to provide Nonpublic Information regarding Trust portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Trust who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will be in the best interests of Trust shareholders.

                POSTING OF TRUST PORTFOLIO HOLDINGS ON A WEBSITE

     If the Trust desires to post on its website Trust portfolio holdings that have not yet been disclosed in a publicly available filing with the SEC that is required to include such information (e.g., a Form N-CSR or a Form N-Q), then the Trust shall disclose the following in its prospectus:

     1. the nature of the information that will be available, including both the date as of which the information will be current (e.g. quarter-end) and the scope of the information (e.g., complete portfolio holdings, the portfolio's largest 10 holdings);

     2. the date when the information will first become available and the period for which the information will remain available, which shall end no earlier than the date on which the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current; and

     3. the location of the website where either the information or a prominent hyperlink (or series of prominent hyperlinks) to the information will be available.

                                CHANGES TO POLICY

     Any material changes to this policy must be approved by the Trusts' Board of Trustees.

                    REPORTS TO THE TRUST'S BOARD OF TRUSTEES

     The CCO shall report any material issues that may arise under this policy to the Trusts' Board of Trustees no later than the Board meeting following the arising of the issue.

         APPLICABILITY OF POLICY TO THE TRUSTS' ADVISER AND SUBADVISERS

     This policy shall apply to the Trusts' Adviser and each of its subadvisers.

         APPENDIX A TO POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

I. Employees* of John Hancock Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York who are subject to the Code of Ethics of the Trusts, the Trusts' investment adviser, John Hancock Investment Management Services LLC or the Trusts' principal underwriter, John Hancock Distributors LLC.

II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to either of the Trust.

III. Employees* of the Trusts' custodian who provide services to either of the Trust.

IV. Employees* and partners of the Trusts' certified public accounting firm who provide services to either of the Trust.

*    Includes temporary employees

APPENDIX C

PORTFOLIO MANAGER INFORMATION

                         A I M CAPITAL MANAGEMENT, INC.
                               All Cap Growth Fund
                                Mid Cap Core Fund
                            Small Company Growth Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)


                            NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER
NAME OF PORTFOLIO MANAGER               AND TOTAL ASSETS BY CATEGORY
-------------------------   ----------------------------------------------------
                            ALL CAP GROWTH FUND

Lanny H. Sachnowitz         7 Registered Mutual Funds with $12,055,026,905 in
                            total assets under management

Kirk L. Anderson            17 Registered Mutual Funds with $8,438,708,928 in
                            total assets under management
                            3 Unregistered Pooled Investment Vehicles with
                            $405,791,235 in total assets under management

James G. Birdsall           6 Registered Mutual Funds with $4,391,432,832 in
                            total assets under management

Robert J. Lloyd             7 Registered Mutual Funds with $10,973,365,827 in
                            total assets under management
                            1 Unregistered Pooled Investment Vehicle with
                            $80,376,093 in total assets under management


----------

                            NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER
NAME OF PORTFOLIO MANAGER               AND TOTAL ASSETS BY CATEGORY
-------------------------   ----------------------------------------------------
                            MID CAP CORE FUND

Ronald S. Sloan             11 Registered Mutual Funds with $17,746,659,691 in
                            total assets under management

                            2 Unregistered Pooled Investment Vehicles with
                            $55,285,105 in total assets under management

                            8796 Other Accounts with $1,925,777,183 in total assets under management(1)



                            NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER
NAME OF PORTFOLIO MANAGER               AND TOTAL ASSETS BY CATEGORY
-------------------------   ----------------------------------------------------
                            SMALL COMPANY GROWTH FUND

JULIET ELLIS                6 Registered Mutual Funds with $3,241,200,429 in
                            total assets under management

                            1 Other Accounts with $124,542 in total assets under management.


POTENTIAL CONFLICTS OF INTEREST

     Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:

     - The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

     - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, AIM and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

     - With respect to securities transactions for the Funds, AIM determines which broker to use to execute

----------

(1) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

          each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

     - Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

     AIM and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

DESCRIPTION OF COMPENSATION STRUCTURE

     AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

- BASE SALARY. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

- ANNUAL BONUS. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

     High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.

- EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

- PARTICIPATION IN GROUP INSURANCE PROGRAMS. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

- PARTICIPATION IN DEFERRED COMPENSATION PLAN. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

                                AMERICAN CENTURY
                                   Vista Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

     The portfolio managers are also responsible for the day-to-day management of other accounts, as indicated by the following table.

                Registered                      Pooled      Assets
                Investment                    Investment    Managed                  Assets
                  Company                       Vehicle       ($         Other       Managed
Fund Manager     Accounts    Assets Managed    Accounts    millions)   Accounts   ($ millions)
------------    ----------   --------------   ----------   ---------   --------   ------------
Glen A. Fogle        6       $5,107,964,764        0          n/a          1       $19,998,095
David M.             6       $5,107,964,764        0          n/a          1       $19,998,095
Holland

POTENTIAL CONFLICTS OF INTEREST

     Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

     Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, core equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

     For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

     American Century may aggregate orders to purchase or sell the same security for multiple funds when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, fund teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

     Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

DESCRIPTION OF COMPENSATION STRUCTURE

     American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

     Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

     A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the Small Company Fund. The starting point for the custom peer group of its policy portfolio is the Lipper Small-Cap Core Funds, and its market benchmark for compensation purposes is the S&P 600 Small-Cap Index.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among fund management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

RESTRICTED STOCK PLANS

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

                          DAVIS SELECTED ADVISORS, L.P.
                             Financial Services Fund
                             Fundamental Value Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

     Christopher Davis served as portfolio managers for (i) 25 registered investment companies with approximately $43 billion in total net assets, (ii) 6 other pooled investment vehicles with approximately $717 million in total net assets, and approximately 30 thousand other accounts (primarily managed money/wrap accounts) with approximately $7.3 billion in total net assets.

     Kenneth Feinberg served as portfolio managers for (i) 23 registered investment companies with approximately $43 billion in total net assets, (ii) 6 other pooled investment vehicles with approximately $717 million in total net assets, and approximately 30 thousand other accounts (primarily managed money/wrap accounts) with approximately $8.6 billion in total net assets.

POTENTIAL CONFLICTS OF INTEREST

     Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

     - The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Selected Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

     - If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Selected Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

     - With respect to securities transactions for the portfolios, Davis Selected Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Davis Selected Advisors other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Selected Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Selected Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

     - Finally, substantial investment of Davis Selected Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Selected Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly overtime. Davis Selected Advisors does not receive an incentive based fee on any account.

DESCRIPTION OF COMPENSATION STRUCTURE

     Kenneth Feinberg's compensation as a Davis Selected Advisors employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Selected Advisors' profits, (iii) awards of equity ("Units") in Davis Selected Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Selected Advisors purchases shares in selected funds managed by Davis Selected Advisors. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance, after expenses on a pre-tax basis, versus the S&P 500 Index, and versus peer groups as defined by Morningstar or Lipper. Davis Selected Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

     Christopher Davis' annual compensation as an employee and general partner of Davis Selected Advisors consists of a base salary. Davis Selected Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

                      DECLARATION MANAGEMENT & RESEARCH LLC
                                Active Bond Fund
                                 Bond Index Fund
                                  Managed Fund
                              Short-Term Bond Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

     The portfolio managers of the Active Bond Fund, are James E. Shallcross and Peter M. Farley. They are the persons primarily responsible for investing the Fund's assets on a daily basis. As of December 31, 2004, James E. Shallcross and Peter M. Farley served as portfolio managers for (a) 2 registered investment company with approximately $863 million in total net assets, (b) 3 other pooled investment vehicles with approximately $264 million in total net assets, and (c) approximately 8 other accounts with approximately $1,338 million in total net assets.

     The portfolio managers of the Bond Index Fund are James E. Shallcross and Peter M. Farley. They are the persons primarily responsible for investing the Fund's assets on a daily basis. As of December 31, 2004, James E. Shallcross and Peter M. Farley served as portfolio managers for (a) 2 registered investment company with approximately $861 million in total net assets, (b) 3 other pooled investment vehicles with approximately $264 million in total net assets, and (c) approximately 8 other accounts with approximately $1,338 million in total net assets.

     The portfolio managers of the Managed Fund are James E. Shallcross and Peter M. Farley. They are the persons primarily responsible for investing the Fund's assets on a daily basis. As of December 31, 2004, James E. Shallcross and Peter M. Farley served as portfolio managers for (a) 2 registered investment company with approximately $504 million in total net assets, (b) 3 other pooled investment vehicles with approximately $264 million in total net assets, and (c) approximately 8 other accounts with approximately $1,338 million in total net assets.

     The portfolio managers of the Short Term Bond Fund are James E. Shallcross and Peter M. Farley. They are the persons primarily responsible for investing the Fund's assets on a daily basis. As of December 31, 2004, James E. Shallcross and Peter M. Farley served as portfolio managers for (a) 2 registered investment company with approximately $861 million in total net assets, (b) 3 other pooled investment vehicles with approximately $264 million in total net assets, and (c) approximately 8 other accounts with approximately $1,338 million in total net assets.

POTENTIAL CONFLICTS OF INTEREST

     Each of the accounts managed by James E. Shallcross and Peter M. Farley seeks income and capital appreciation by investing primarily in a diversified mix of debt securities. While these accounts have many similarities, the investment performance of each account will be different due to differences in guidelines, fees, expenses and cash flows. Declaration has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading. None of the accounts pay Declaration an incentive based fee.

DESCRIPTION OF COMPENSATION STRUCTURE

     The compensation of James E. Shallcross and Peter M. Farley as Declaration employees consists of (i) a competitive base salary, (ii) eligibility for a discretionary bonus pursuant to an incentive compensation plan contingent on company profitability and performance, (iii) a deferred, profit sharing plan which is designed to be an equity ownership substitute, and (iv) eligibility for marketing incentives pursuant to the incentive compensation plan.

                         DEUTSCHE ASSET MANAGEMENT, INC.
                                All Cap Core Fund
                               Dynamic Growth Fund
                           Real Estate Securities Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

                  Registered                      Pooled
                  Investment                    Investment
Fund                Company        Assets         Vehicle       Assets        Other        Assets
Manager            Accounts        Managed       Accounts       Managed     Accounts       Managed
-------           ----------   --------------   ----------   ------------   --------   --------------
Julie Abbett           5       $2,112,525,673        6       $159,920,326      10      $1,706,394,284
Janet Campagna        25       $6,152,522,564        3       $105,085,900      20       4,076,980,852
Samuel A. Dedio       11       $2,526,683,471        5       $ 19,258,722       5      $  355,258,933
Robert Janus          11       $2,526,683,471        5       $ 19,258,722       5      $  355,258,933

                    Registered                      Pooled
                    Investment                    Investment
Fund                  Company        Assets         Vehicle       Assets        Other        Assets
Manager              Accounts        Managed       Accounts       Managed     Accounts       Managed
-------             ----------   --------------   ----------   ------------   --------   --------------
Jerry W. Ehlinger        5       $3,994,303,840        1       $185,796,918      48      $5,056,029,439
John F. Robertson        5       $3,994,303,840        1       $185,796,918      48      $5,056,029,439
John Vojticek            5       $3,994,303,840        1       $185,796,918      48      $5,056,029,439
Robert Wang             25       $6,870,675,289        3       $105,085,900      20       4,076,980,852
Mark D. Zeisloft         5       $3,994,303,840        1       $185,796,918      48      $5,056,029,439

POTENTIAL CONFLICTS OF INTEREST

     Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

- Certain investments may be appropriate for the Fund and also for other clients advised by the Subadviser, including other client accounts managed by the Fund's management team. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the Subadviser may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the Subadviser. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Subadviser to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Subadviser in the interest of achieving the most favorable net results to the Fund and the other clients.

- To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The Subadviser attempts to minimize these conflicts by aligning its fund management teams by investment strategy and by employing similar investment models across multiple client accounts.

- In some cases, an apparent conflict may arise where the Subadviser has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The Subadviser will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the Subadviser has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.

     The Subadviser is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the Subadviser is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial subadvisery, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the "Firm") are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interests. These interests and activities include potential subadvisery, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients' subadvisery accounts. These are considerations of which subadvisery clients should be aware and which may cause conflicts that could be to the disadvantage of the Subadviser's subadvisery clients. The Subadviser has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund's Board.

DESCRIPTION OF COMPENSATION STRUCTURE

     The Subadviser seeks to offer its investment professionals competitive short-term and long-term compensation. Portfolio managers and research professionals are paid (i) base salaries, which are linked to job function, responsibilities and financial services industry peer comparison and (ii) variable compensation, which is linked to investment performance, individual contributions to the team and Scudder Investments' and Deutsche Bank's financial results. Variable compensation may include a cash bonus incentive and participation in a variety of long-term equity programs (usually in the form of Deutsche Bank equity).

     Bonus and long-term incentives comprise a greater proportion of total compensation as an investment professional's seniority and compensation levels increase. Top performing investment professionals earn a total compensation package that is highly competitive, including a bonus that is a multiple of their base salary. The amount of equity awarded under the long-term equity programs is generally based on the individual's total compensation package and may comprise from 0%-40% of the total compensation award. As incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Certain senior investment professionals may be subject to a mandatory diverting of a portion of their equity compensation into proprietary mutual funds that they manage.

     To evaluate its investment professionals, the Subadviser uses a Performance Management Process. Objectives evaluated by the process are related to investment performance and generally take into account peer group and benchmark related data. The ultimate goal of this process is to link the performance of investment professionals with client investment objectives and to deliver investment performance that meets or exceeds clients' risk and return objectives. When determining total compensation, the Subadviser considers a number of quantitative and qualitative factors such as:

- Scudder Investments' performance and the performance of Deutsche Asset Management;

- Quantitative measures which include 1, 3 and 5 year pre-tax returns versus benchmark (such as the benchmark used in the prospectus) and appropriate peer group, taking into consideration risk targets. Additionally, the portfolio manager's retail/institutional asset mix is weighted, as appropriate for evaluation purposes.

- Qualitative measures include adherence to the investment process and individual contributions to the process, among other things. In addition, the Subadviser assesses compliance, risk management and teamwork skills.

- Other factors, including contributions made to the investment team as well as adherence to compliance, risk management, and "living the values" of the Subadviser, are part of a discretionary component which gives management the ability to reward these behaviors on a subjective basis through bonus incentives.

     In addition, the Subadviser analyzes competitive compensation levels through the use of extensive market data surveys. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine overall compensation to promote good sustained investment performance.

                     FIDELITY MANAGEMENT & RESEARCH COMPANY
                              Large Cap Growth Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

     The following table provides information relating to other accounts managed by Joseph Day:

                                        REGISTERED INVESTMENT   OTHER POOLED INVESTMENT
                                              COMPANIES                VEHICLES           OTHER ACCOUNTS
                                        ---------------------   -----------------------   --------------
NUMBER OF ACCOUNTS MANAGED                          5                      0                      19
NUMBER OF ACCOUNTS MANAGED WITH
   PERFORMANCE-BASED ADVISORY FEES                  1                      0                       0
ASSETS MANAGED (IN MILLIONS)                    5,582                      0                   2,984
ASSETS MANAGED WITH PERFORMANCE-BASED
   ADVISORY FEES (IN MILLIONS)                    733                      0                       0

POTENTIAL CONFLICTS OF INTEREST

     The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the fund. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the fund's code of ethics will adequately address such conflicts.

DESCRIPTION OF COMPENSATION STRUCTURE

Large Cap Growth Fund

     Joseph Day is the portfolio manager of Large Cap Growth Fund and receives compensation for his services. As of December 31, 2004, portfolio manager compensation generally consists of a base salary, a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

     The portfolio manager's base salary is determined annually by level of responsibility and tenure at FMR or its affiliates. A substantial portion of the portfolio manager's bonus is linked to the pre-tax investment performance of the equity assets of the fund measured against the Russell 1000 Growth Index for the period October 1, 2000 through April 30, 2002 and the S&P 500 Index for the period beginning May 1, 2002 through the current measurement period and the pre-tax investment performance of the equity assets of the fund within the Lipper Growth Objective. The portfolio manager's bonus is based on several components calculated separately over her tenure over multiple measurement periods that eventually encompass periods of up to five years. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a defined peer group and relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other FMR equity funds and accounts. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, and employer administrative services.

                             FRANKLIN ADVISERS, INC.
                           Emerging Small Company Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

The Portfolio managers of the Emerging Small Company Fund are Michael McCarthy, Zachary Perry and Brad Carris. Messrs. McCarthy, Perry and Carris managed the following other accounts:

                                                       TOTAL ASSETS MANAGED IN
NAME OF PORTFOLIO MANAGER   TYPE OF ACCOUNT   NUMBER       ACCOUNT (US MIL)
-------------------------   ---------------   ------   -----------------------
MICHAEL MCCARTHY, CFA             RIC           10              12,695
                                  OPI            5               1,080
ZACHARY PERRY, CFA                OPI            4               2,082
                                  RIC            6               2,369
BRAD CARRIS                       OPI            3                 867
                                  RIC            5               2,288

None of these accounts pay a performance based advisory fee.

POTENTIAL CONFLICTS OF INTEREST

     The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. Franklin Advisers, Inc. seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing in small and mid capitalization securities. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

     A portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Finally, if a portfolio manager identifies a limited investment opportunity, which may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Franklin Advisers seeks to manage such potential conflicts by having adopted procedures, approved by the fund boards, intended to provide a fair allocation of buy and sell opportunities among Funds and other accounts.

     The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management, which indirectly links compensation to sales.

     Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest; there is no assurance that a fund's code of ethics will adequately address such conflicts.

     Franklin Advisers has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

DESCRIPTION OF COMPENSATION STRUCTURE

     Franklin Advisers seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton budget guidelines. Portfolio managers have no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:

     BASE SALARY. Each portfolio manager is paid a base salary.

     ANNUAL BONUS. Each portfolio manager is eligible to receive an annual bonus. Franklin Templeton feels that portfolio managers should have some deferred or equity-based compensation in order to build a vested interest in the company and its shareholders. With this in mind, bonuses generally are split between cash (65%) and restricted shares of Franklin Resources stock (35%). Larger bonus awards are 50% cash and 50% in restricted shares of Franklin Resources stock. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Franklin Advisers and the portfolio manager. Any bonus under the plan is completely discretionary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:

     - INVESTMENT PERFORMANCE: The historic investment performance of all accounts managed by the portfolio manager is considered. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (the Lipper small cap growth peer group since the fund invests primarily in small cap stocks with a growth strategy) and securities market index (for example, the Russell 2000 Growth Index).

     - NON-INVESTMENT PERFORMANCE: The more qualitative contributions of a portfolio manager to Franklin Advisers' business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

     ADDITIONAL LONG TERM EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares of Franklin Resources stock that would permit the portfolio to purchase a set amount of shares at the market price on the date of grant. Some portfolio managers also may be granted additional restricted shares of Franklin Resources stock. Awards of such equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

                 GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC ("GMO")

                                   Growth Fund
                            Growth Opportunities Fund
                            International Growth Fund
                            International Stock Fund
                              Intrinsic Value Fund
                                  Managed Fund
                                 U.S. Core Fund
                             U.S. Multi Sector Fund
                            Value Opportunities Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS
The information provided is as of the date of February 28, 2005.

                      REGISTERED INVESTMENT
                   COMPANIES MANAGED (INCLUDING
                       NON-GMO MUTUAL FUND            OTHER POOLED INVESTMENT          SEPARATE ACCOUNTS MANAGED
                    SUBADVISORY RELATIONSHIPS)     VEHICLES MANAGED (WORLD-WIDE)             (WORLD-WIDE)
                 -------------------------------   -----------------------------   --------------------------------
                  Number of                         Number of                        Number of
 SENIOR MEMBER     accounts      Total assets        accounts     Total assets        accounts      Total assets
--------------    ---------   -----------------     ---------   ---------------      ---------   -----------------
Thomas Hancock        14      $9,731,930,891.20         5       $917,778,056.16          23      $6,808,314,107.65

                      REGISTERED INVESTMENT
                   COMPANIES MANAGED FOR WHICH
                          GMO RECEIVES A              OTHER POOLED INVESTMENT
                      PERFORMANCE-BASED FEE        VEHICLES MANAGED (WORLD-WIDE)      SEPARATE ACCOUNTS MANAGED
                    (INCLUDING NON-GMO MUTUAL         FOR WHICH GMO RECEIVES A        (WORLD-WIDE) FOR WHICH GMO
                 FUND SUBADVISORY RELATIONSHIPS)       PERFORMANCE-BASED FEE       RECEIVES A PERFORMANCE-BASED FEE
                 -------------------------------   -----------------------------   --------------------------------
                  Number of                         Number of                        Number of
                   accounts      Total assets        accounts     Total assets        accounts      Total assets
                  ---------   -----------------     ---------   ---------------      ---------   -----------------
Thomas Hancock        0               0                 0              0                 6       $2,273,374,692.09

The information provided is as of the date of the February 28, 2005.

                      REGISTERED INVESTMENT
                   COMPANIES MANAGED (INCLUDING
                       NON-GMO MUTUAL FUND            OTHER POOLED INVESTMENT          SEPARATE ACCOUNTS MANAGED
                    SUBADVISORY RELATIONSHIPS)     VEHICLES MANAGED (WORLD-WIDE)             (WORLD-WIDE)
                 -------------------------------   -----------------------------   --------------------------------
                  Number of                        Number of                         Number of
 SENIOR MEMBER     accounts      Total assets       accounts      Total assets        accounts      Total assets
--------------    ---------   ------------------   ---------   -----------------     ---------   ------------------
Robert Soucy*         24      $14,734,645,878.24       29      $1,154,297,205.20         26      $ 2,901,152,612.78
Sam Wilderman         24      $14,734,645,878.24       29      $1,154,297,205.20         26      $ 2,901,152,612.78

                      REGISTERED INVESTMENT
                   COMPANIES MANAGED FOR WHICH
                          GMO RECEIVES A              OTHER POOLED INVESTMENT
                      PERFORMANCE-BASED FEE        VEHICLES MANAGED (WORLD-WIDE)      SEPARATE ACCOUNTS MANAGED
                    (INCLUDING NON-GMO MUTUAL         FOR WHICH GMO RECEIVES A        (WORLD-WIDE) FOR WHICH GMO
                 FUND SUBADVISORY RELATIONSHIPS)       PERFORMANCE-BASED FEE       RECEIVES A PERFORMANCE-BASED FEE
                 -------------------------------   -----------------------------   --------------------------------
                  Number of                        Number of                         Number of
                   accounts      Total assets       accounts      Total assets        accounts      Total assets
                  ---------   -----------------    ---------   -----------------     ---------   -----------------
Robert Soucy*         3       $3,844,377,368.36        28      $1,095,305,212.81         13      $1,782,171,610.76
Sam Wilderman         3       $3,844,377,368.36        28      $1,095,305,212.81         13      $1,782,171,610.76


*    Mr. Soucy has announced that he plans to retire as of December 31, 2005.

DESCRIPTION OF MATERIAL CONFLICTS: Whenever a portfolio manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of the fund and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities between the fund and such other accounts. GMO believes several factors limit the conflicts between the Fund and other similar stock accounts managed by the Fund's portfolio management team or individual members of the team. First, discipline and constraints are imposed because the investment programs of the Fund and other similar accounts are determined based on quantitative models. Second, all portfolio management team members are aware of and abide by GMO's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist. Performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by the Fund's portfolio management team and GMO's Investment Analysis team to ensure that any divergence in expected performance is adequately explained by differences in the client's investment guidelines and timing of cash flows.

DESCRIPTION OF THE STRUCTURE OF, AND THE METHOD USED TO DETERMINE, THE COMPENSATION OF EACH MEMBER OF THE FUND'S PORTFOLIO MANAGEMENT TEAM: The senior member of the Fund's portfolio management team is a member (partner) of GMO. Compensation for the senior member consists of a base salary, a partnership interest in the firm's profits and possibly an additional, discretionary, bonus. Compensation does not disproportionately reward outperformance by higher fee/performance fee products. GMO's Compensation Committee sets the senior member's base salary taking into account current industry norms and market data to ensure that the base salary is competitive. The Compensation Committee also determines the senior member's partnership interest, taking into account the senior member's contribution to GMO and GMO's mission statement. A discretionary bonus may be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each member's compensation is based on his individual performance, GMO does not have a typical percentage split among base salary, bonus and other compensation. Partnership interests in GMO are the primary incentive for senior level persons to continue employment at GMO. GMO believes that partnership interests provide the best incentive to maintain stability of portfolio management personnel.

                           INDEPENDENCE INVESTMENT LLC
                                 Small Cap Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

Charles S. Glovsky served as portfolio manager for (i) one registered investment company with approximately $40 million in total net assets, (ii) two other pooled investment vehicles with approximately $27 million in total net assets, and approximately 17 other accounts with approximately $225 million in total net assets.

POTENTIAL CONFLICTS OF INTEREST

     Each of the accounts managed by Charles S. Glovsky uses a bottom up selection process that focuses on stocks of statistically undervalued yet promising companies that are believed likely to show improving fundamental prospects with identifiable catalysts for change. Each invests primarily in equity securities issued by small capitalization companies. While these accounts have many similarities, the investment performance of each account will be different due to differences in guidelines, fees, expenses and cash flows. The accounts for which Stephen A. Lanzendorf is the lead portfolio manager are managed using several different strategies. Each invests primarily in equity securities, some of which are small capitalization companies. Independence has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading. None of the accounts pay Independence an incentive based fee.

     Each of the accounts managed by John C. Forelli and Jay C. Leu seeks income and long-term capital appreciation by selecting stocks believed to have improving fundamentals and attractive valuations. They are invested primarily in equity securities issued by large capitalization companies. While these accounts have many similarities, the investment performance of each account will be different due to differences in guidelines, fees, expenses and cash flows. Independence has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading. None of the accounts pay Independence an incentive based fee.

DESCRIPTION OF COMPENSATION STRUCTURE

     Charles S. Glovsky's compensation as an Independence employee consists of
(i) a competitive base salary, (ii) a bonus payable pursuant to an employment arrangement, (iii) eligibility for an additional discretionary bonus pursuant to an incentive compensation plan contingent on company profitability and performance, (iv) a deferred, profit sharing plan which is designed to be an equity ownership substitute, and (v) eligibility for marketing incentives pursuant to the incentive compensation plan.

     The compensation of Stephen A. Lanzendorf as an Independence employee consists of (i) a competitive base salary, (ii) eligibility for a discretionary bonus pursuant to an incentive compensation plan contingent on company profitability and performance, (iii) a deferred, profit sharing plan which is designed to be an equity ownership substitute, and (iv) eligibility for marketing incentives pursuant to the incentive compensation plan.

     The compensation of John C. Forelli and Jay C. Leu as Independence employees consists of (i) a competitive base salary, (ii) eligibility for a discretionary bonus pursuant to an incentive compensation plan contingent on company profitability and performance, (iii) a deferred, profit sharing plan which is designed to be an equity ownership substitute, and (iv) eligibility for marketing incentives pursuant to the incentive compensation plan.

                             JENNISON ASSOCIATES LLC
                            Capital Appreciation Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (AS OF DECEMBER 31, 2004)

None.

OTHER MANAGED ACCOUNTS (AS OF DECEMBER 31, 2004)

          12/31/2004

DEL BALSO, MICHAEL

                                   Number of Accounts+     Total Assets+
                                   -------------------   -----------------
Registered Investment Companies             15            8,842,058,384.06
Other Pooled Investment Vehicles             5            1,287,496,329.21
Other Accounts*                             15            1,308,957,600.80
                                           ---           -----------------
   Total                                    34           11,438,512,314.07

          12/31/2004

SEGALAS, SPIROS

                                   Number of Accounts+     Total Assets+
                                   -------------------   -----------------
Registered Investment Companies             14           14,405,183,631.03
Other Pooled Investment Vehicles             2              222,629,452.08
Other Accounts                               9            2,580,147,144.55
                                           ---           -----------------
   Total                                    24           17,207,960,227.66

          12/31/2004

MCCARRAGHER, KATHLEEN A.

                                   Number of Accounts+     Total Assets+
                                   -------------------   -----------------
Registered Investment Companies             15            7,701,759,430.33
Other Pooled Investment Vehicles             4              253,264,620.96
Other Accounts                              37            3,627,689,050.87
                                           ---           -----------------
   Total                                    55           11,582,713,102.16

+    None of the accounts managed are subject to performance fees.

* Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using two model portfolios.

POTENTIAL CONFLICTS OF INTEREST

In managing other funds (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

Jennison's portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings, industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tend to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, fees, expenses and cash flows.

In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Currently, while no equity accounts under Jennison's management have performance fees, some accounts have higher fees than others. These differences may give rise to a potential conflict that a portfolio manager may allocate more time to the management of one account over another. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison's portfolio managers as well as periodically assesses whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

DESCRIPTION OF COMPENSATION STRUCTURE

Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which includes portfolio managers and research analysts, and to align the interests of its investment professionals with that of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals.

Investment professionals' total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. In addition, some portfolio managers may manage or contribute ideas to more than one product strategy and are evaluated accordingly. The factors that may be reviewed include the following:

     [ ] One and three year pre-tax investment performance of groupings of accounts (a "Composite") relative to pre-determined passive indices and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible.

     [ ] Historical and long-term business potential of the product strategies;

     [ ]  Qualitative factors such as teamwork and responsiveness; and

Other factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional's total compensation.

                              JOHN HANCOCK ADVISERS
                                Active Bond Fund
                              Strategic Income Fund

PORTFOLIO MMANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

  PORTFOLIO
   MANAGER                         OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER
    NAME              FUND                      (AS OF DECEMBER 31, 2004)
-------------   ----------------   -----------------------------------------------
Barry Evans     Active Bond Fund   Other Registered Investment Companies: Six
                                   (6) funds with total assets of $2.4 billion.

                                   Other Pooled Investment Vehicles: None

                                   Other Accounts: Twenty-one (21) accounts with total assets of approximately $3.9 billion.

Howard Greene   Active Bond Fund   Other Registered Investment Companies: Two
                                   (2) funds with total assets of $1.4 billion.

                                   Other Pooled Investment Vehicles: None

                                   Other Accounts: Twenty (20) accounts with total assets of approximately $3.8 billion.

Ben Matthews    Active Bond Fund   Other Registered Investment Companies: One
                                   (1) fund with total assets of $1.2 billion.

                                   Other Pooled Investment Vehicles: None

                                   Other Accounts: Eighteen (18) accounts with total assets of approximately $3.8 billion.

John Hancock Advisers does not generally receive a fee based upon the investment performance of the accounts reflected in the table above, except that, with respect to Howard Greene, Ben Matthews, and Barry Evans, John Hancock Advisers receives a performance-based fee with respect to one (1) Other Account with total assets of approximately $392 million as of December 31, 2004.

The portfolio managers of the Strategic Income Fund are: Frederick L. Cavanaugh, Jr. and Daniel S. Janis, III. As of December 31, 2004, each portfolio manager managed the following other accounts:

  PORTFOLIO
   MANAGER                               OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER
    NAME                FUND                          (AS OF DECEMBER 31, 2004)
--------------   ---------------------   -----------------------------------------------
Fred Cavanaugh   Strategic Income Fund   Other Registered Investment Companies:
                                         Two (2) funds with total assets of
                                         approximately $1.6 billion.

                                         Other Pooled Investment Vehicles: None

                                         Other Accounts: One (1) account with
                                         total assets of approximately $38.4
                                         million.

Dan Janis        Strategic Income Fund   Other Registered Investment Companies:
                                         Two (2) funds with total assets of
                                         approximately $1.6 billion.

                                         Other Pooled Investment Vehicles: None

                                         Other Accounts: One (1) account with
                                         total assets of approximately $38.4
                                         million.

John Hancock Advisers does not generally receive a fee based upon the investment performance of the accounts reflected in the table above.

POTENTIAL CONFLICTS OF INTEREST

     When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, John Hancock Advisers does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the fund as well as one or more other accounts. John Hancock Advisers has adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. John Hancock Advisers has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See "Compensation of Portfolio managers" below.

- A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. John Hancock Advisers has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

- A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, John Hancock Advisers' policies generally require that such trades be "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, John Hancock Advisers will place the order in a manner intended to result in as favorable a price as possible for such client.

- A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if John Hancock Advisers receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager's compensation. See "Compensation of Portfolio managers" below. John Hancock Advisers receives a performance-based fee with respect to one of the accounts managed by the portfolio managers of Active Bond Fund.

- A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. John Hancock Advisers imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, John Hancock Advisers seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

DESCRIPTION OF COMPENSATION STRUCTURE

     John Hancock Advisers has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals and seeks to align the financial interests of the investment professionals with those of John Hancock Advisers, through incentive payments based in part upon John Hancock Advisers' financial performance, and shareholders of the funds they manage, through incentive payments based in part upon the relative investment performance of those funds. John Hancock Advisers' compensation arrangements with investment professionals are determined on the basis of the investment professional's overall services to John Hancock Advisers and not on the basis of specific funds or accounts managed by the investment professional. At John Hancock Advisers, the structure of compensation of investment professionals is currently comprised of the following basic components: base salary, an annual investment bonus plan and a phantom stock plan, as well as customary benefits that are offered generally to all full-time employees of John Hancock Advisers. A limited number of senior portfolio managers, who serve as officers of both John Hancock Advisers and its parent company, may also receive options or restricted stock grants of common shares of Manulife. The following describes each component of the compensation package for the individuals identified as a portfolio manager for the fund.

- BASE SALARY. Base compensation is fixed and normally reevaluated on an annual basis. John Hancock Advisers seeks to set compensation at market rates, taking into account the experience and responsibilities of the investment professional.

- INVESTMENT BONUS PLAN. Only investment professionals are eligible to participate in the Investment Bonus Plan. Under the plan, investment professionals are eligible for an annual bonus. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving superior investment performance and aligns the financial incentives of John Hancock Advisers and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be in excess of base salary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:

- INVESTMENT PERFORMANCE: The investment performance of all accounts managed by the investment professional over one and three- year periods are considered. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (for example a Lipper large cap growth peer group if the fund invests primarily in large cap stocks with a growth strategy). With respect to fixed income accounts, relative yields are also used to measure performance.

- THE PROFITABILITY OF JOHN HANCOCK ADVISERS: The profitability of John Hancock Advisers and its parent company are also considered in determining bonus awards, with greater emphasis placed upon the profitability of John Hancock Advisers.

- NON-INVESTMENT PERFORMANCE: The more intangible contributions of an investment professional to John Hancock Advisers' business, including the investment professional's support of sales activities, new fund/strategy idea generation, professional growth and development, and management, where applicable, are evaluating in determining the amount of any bonus award.

- PHANTOM STOCK APPRECIATION PLAN. John Hancock Advisers is not a public company and, consequently, does not compensate its employees through the grant of the company's common shares. However, John Hancock Advisers participates in a phantom stock appreciation plan that is intended to provide its employees with equity like interests in John Hancock Advisers' financial performance. All employees of John Hancock Advisers, not just investment professionals, who are of a designated level of seniority, are eligible to participate in this plan. As part of the overall compensation package, this plan is designed, among other things, to motivate and reward the investment professionals if John Hancock Advisers achieves earnings growth. Awards under the plan are granted to investment professionals based on a number of factors, including past and current performance, impact on overall business results and recognition of long-term potential and value to the company. Payments under the plan are based upon three-year performance cycles. Participants are granted an interest in a phantom stock pool. The pool represents appreciation, if any, of a portion of the total equity interests in the company. For purposes of the plan, John Hancock Advisers' common shares are valued on the basis of a multiple of EBITDA (earnings before interest, taxes, depreciation and amortization expense). The value of the pool is equal to the difference, if positive, in the value of John Hancock Advisers' common shares, using that valuation method, at the start of the performance cycle and the value of those shares at the end of the performance cycle. A participant receives the participant's allocated share of the pool, with that interest payable in three annual installments. Generally, a participant must remain an employee at the time of distribution of an installment in order to be entitled to receive it.

- OPTIONS AND STOCK GRANTS. A limited number of senior investment professionals may receive options to purchase shares of Manulife stock. Generally, such option would permit the investment professional to purchase a set amount of stock at the market price on the date of grant. The option can be exercised for a set period (normally a number of years or until termination of employment) and the investment professional would exercise the option if the market value of Manulife stock increases. Some investment professionals may receive restricted stock grants, where the investment professional is entitle to receive the stock at no or nominal cost, provided that the stock is forgone if the investment professional's employment is terminated prior to a vesting date.

John Hancock Advisers also permits investment professionals to participate on a voluntary basis in a deferred compensation plan, under which the investment professional may elect on an annual basis to defer receipt of a portion of their compensation until retirement. Participation in the plan is voluntary. No component of the compensation arrangements for the investment professionals involves mandatory deferral arrangements.

While the profitability of John Hancock Advisers and the investment performance of the accounts that the investment professionals maintain are factors in determining an investment professional's overall compensation, the investment professional's compensation is not linked directly to the net asset value of any fund.

                        LEGG MASON FUNDS MANAGEMENT, INC.
                                Core Equity Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

     Mary Chris Gay served as portfolio manager for five registered investment companies with $1.79 billion in total assets and fourteen other pooled investment vehicles with $6.70 billion in total assets. One of the pooled investment vehicles has a performance based advisory fee.

POTENTIAL CONFLICTS OF INTEREST

     The fact that the Portfolio manager has day-to-day management responsibility for more than one account may create the potential for conflicts to arise. For example, the Portfolio manager may decide to purchase or sell the same security for different accounts at approximately the same time. To address any conflicts that this situation might create, the Portfolio manager will generally combine client orders (i.e., enter a "bunched" order) in an effort to obtain best execution or to negotiate a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts at approximately the same time are executed at different prices or commissions, the transactions will generally be allocated to each account at the average execution price and commission. In circumstances where a bunched order is not completely filled, each account will normally receive a pro-rated portion of the securities based upon the account's level of participation in the order. The investment manager may under certain circumstances allocate securities in a manner other than pro-rata if it determines that the allocation is fair and equitable under the circumstances and does not discriminate against any account.

     In the opinion of the investment manager for the Fund, the Portfolio manager's simultaneous management of the Fund and other accounts does not create any material conflicts of interests.

DESCRIPTION OF COMPENSATION STRUCTURE

     The Portfolio manager is paid a fixed base salary and a bonus. Bonus compensation is reviewed annually and is determined by a number of factors, including the total value of the assets, and the growth in assets, managed by the Portfolio manager (these are a function of performance, retention of assets, and flows of new assets), the Portfolio manager's contribution to the investment manager's research process, and trends in industry compensation levels and practices.

     The Portfolio manager is also eligible to receive stock options from Legg Mason based upon an assessment of the Portfolio manager's contribution to the success of the company, as well employee benefits, including, but not limited to, health care and other insurance benefits, participation in the Legg Mason 401(k) program, and participation in other Legg Mason deferred compensation plans.

                               LORD, ABBETT & CO.
                               All Cap Value Fund
                               Mid Cap Value Fund



INVESTMENT MANAGERS



As stated in the Prospectus, Lord Abbett uses a team of investment managers and analysts acting together to manage the investments of each Fund.



Robert P. Fetch, and Howard B. Hansen head the All Cap Value Fund team and are primarily and jointly responsible for tire day-to-day management of the Fund.



Edward K. von der Linde heads the team of Mid-Cap Value Fund team and the other senior member is Howard Hansen. Messrs. von der Linde and Hansen are primarily and jointly responsible for day-to-day management of the Fund.



The following table indicates for each Fund as of December 31, 2004: (1) the number of other accounts managed by each investment manager who is primarily and/or jointly responsible for the day-to-day management of that Fund within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category. For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account Included in tie Registered Investment Companies or mutual funds category are those U.S. registered fluids managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and state non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses Retirement and Benefit Plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries unaffiliated with Lord Abbett (The data shown below are approximate.)



                                                        OTHER ACCOUNTS MANAGED {# AND TOTAL ASSETS IN MILLIONS)
                                                     ------------------------------------------------------------
                                                                              OTHER POOLED
                                                     REGISTERED INVESTMENT     INVESTMENT
FUND                    NAME                               COMPANIES            VEHICLES           OTHER ACCOUNTS
----                    ----                         ---------------------    ------------         --------------

All Cap Value Fund      Robert P. Fetch                    3/$3,990.9           1/$107.1          1,187*/$2,375.8*
                        Howard E. Hansen                 10/$13,748.8           2/$139.1          6,177*/$3,524.8*

Mid-Cap Value Fund      Edward K. von der Linde          10/$11,533.3            1/$32.0           6,169/$2,895.4
                        Howard E. Hansen                 10/$13,449.8           2/$139.1          6,177*/$3,524.8*



* Included in the number of accounts and total assets is 1 account with respect to which the management fee is based on the performance of the account; such account totals $427.6 million in total assets, or less than 1% of Lord Abbett's total assets under management



Conflicts of interest may arise in connection with the investment managers' management of the investments of the Funds and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Funds and other accounts with similar investment objectives and policies. An investment manager potentially could use information concerning Fund's transactions to the advantage of other accounts and to the detriment of the Fund. To address these potential conflicts of Interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Polities and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the Funds. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth, procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a fall service broker-dealer and therefore does sot execute any fond transactions through such as entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers' management of the investments of the Funds and the investments of the other accounts referenced in the table above.



COMPENSATION OF INVESTMENT MANAGERS



Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. The level of compensation takes into account the investment manager's experience, reputation and competitive market rates.



Fiscal year-end bonuses, which can. be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the investment manager's investment results and style consistency, His dispersion among funds with similar objectives, the risk taken to achieve the fund returns, and similar factors. Investment results are evaluated based on an assessment of the investment manager's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings, Finally, there is a. component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but ratter is reached following a review of these factors. No part of the bonus payment is based on the investment manager's assets under management, the revenues generated by those assets, or the profitability of the investment manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment of a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses investment managers on the impact their; fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.



Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees, Contributions to an investment manager's profit-sharing account are based on a percentage of the investment manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds,



HOLDINGS OF INVESTMENT MANAGERS



The following table indicates for each Fund tie dollar range of shares beneficially owned by each, investment manager who is primarily and/or jointly responsible for the day-to-day management of that Fund, as of December 31, 2004. This table includes the value of shares beneficially owned by such investment managers through 401(k) plans and certain other plans or accounts, if any.



                                                           DOLLAR RANGE OF SHARES IN THE FUND
                                            --------------------------------------------------------------
                                                       $1-     $10,001-   $50,001-   $100,001-  $500,001-       OVER
FUND              NAME                      NONE     $10,000   $58,060    $100,000   $500.000   $l,000,000   $1,000,000
----              ----                      ----     -------   -------    --------   --------   ----------   ----------
All Cap Value
Fund              Robert P. Fetch            X
                  Howard B. Hansen           X

Mid-Cap Value     Edward K. von der
Fund              Linde                      X
                  Howard E. Hansen           X


                        MARSICO CAPITAL MANAGEMENT , LLC
                        International Opportunities Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

     As of December 31, 2004, James Gendelman managed: (a) 12 registered investment companies with total assets of $2,514,700,000 and (b) 2 other accounts (nonpooled accounts) with total assets of $144,300,000. None of these accounts have performance based fees.

POTENTIAL CONFLICTS OF INTEREST

     Portfolio managers at Marsico typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio, including the International Opportunities Fund, based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines.

     Conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under MCM's trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico's policy to seek to assure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with such situations, Marsico has adopted policies and procedures for allocating such transactions across multiple accounts. Marsico's policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico's compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

     As discussed above, Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that can arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

DESCRIPTION OF COMPENSATION STRUCTURE

     Marsico's portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, Mr. Gendelman's compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico's overall profitability for the period, and (2) individual achievement and contribution. Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico.

     Although Marsico references applicable market performance indices (e.g., MSCI EAFE Index), portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager's individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico's Investment Team, contributions to Marsico's overall investment performance, discrete securities analysis, and other factors. In addition to his salary and bonus, Mr. Gendelman may participate in other MCM benefits to the same extent and on the same basis as other MCM employees.

                MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS")
                                Strategic Growth
                              Strategic Value Fund
                                 Utilities Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

PORTFOLIO MANAGER      FUND                    OTHER ACCOUNTS
-----------------      ----                    --------------
Alan T. Langsner       Strategic Value Fund    18 registered investment companies
                                               with assets of approximately $26.1
                                               billion

Kenneth J. Enright     Strategic Value Fund    18 registered investment companies
                                               with assets of approximately $26.1
                                               billion

Maura A. Shaughnessy   Utilities Fund          4 registered investment companies
                                               with assets of approximately $2.5
                                               billion

Robert D. Persons      Utilities Fund          4 registered investment companies
                                               with assets of approximately $2.5
                                               billion

S. Irfan Ali           Strategic Growth Fund

POTENTIAL CONFLICTS OF INTEREST

     MFS seek to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.

     In certain instances there may be securities which are suitable for the Fund's portfolio as well as for accounts with similar investment objectives of the Adviser or subsidiary of the Adviser. Securities transactions for the Fund and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security.

     When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

     MFS does not receive a performance fee for its management of the Fund. MFS and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund-for instance, those that pay a higher advisory fee and/or have a performance fee.

DESCRIPTION OF COMPENSATION STRUCTURE

     Portfolio manager total cash compensation is a combination of base salary and performance bonus:

- Base Salary - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

- Performance Bonus - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60 %) and less weight given to the latter.

- The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to fund performance over a three-year time period with lesser consideration given to fund performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).

- The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to the investment process (distinct from fund performance).

     Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

     Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of ompensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

                 MERCURY ADVISORS (FUNDS ASSET MANAGEMENT, L.P.)
                              Large Cap Value Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

                                NUMBER OF OTHER ACCOUNTS MANAGED              NUMBER OF ACCOUNTS AND ASSETS FOR WHICH
                                   AND ASSETS BY ACCOUNT TYPE                    ADVISORY FEE IS PERFORMANCE-BASED
                         ----------------------------------------------   ----------------------------------------------
        NAME OF            REGISTERED     OTHER POOLED                      REGISTERED     OTHER POOLED
INVESTMENT ADVISER AND     INVESTMENT      INVESTMENT                       INVESTMENT      INVESTMENT
   PORTFOLIO MANAGER        COMPANIES       VEHICLES     OTHER ACCOUNTS     COMPANIES        VEHICLES     OTHER ACCOUNTS
----------------------   --------------   ------------   --------------   -------------   -------------   --------------
                                     14              3              2           #               #                #
Bob Doll                 $5,567,024,266   $794,620,067   $134,765,032     $____________   $____________   $_____________

POTENTIAL CONFLICTS OF INTEREST

     Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

     Certain investments may be appropriate for the Funds and also for other clients advised by FAM and its affiliates, including other client accounts managed by a Fund's portfolio management team. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of FAM and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a Fund may differ from the results achieved by other clients of FAM and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by FAM to be equitable to each. FAM will not determine allocations based on whether it receives a performance based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of FAM and its affiliates in the interest of achieving the most favorable net results to the Fund.

     To the extent that each Fund's portfolio management team has responsibilities for managing accounts in addition to the Funds, a portfolio manager will need to divide his time and attention among relevant accounts.

     In some cases, a real, potential or apparent conflict may also arise where
(i) FAM may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of a Fund's portfolio management team owns an interest in one fund or account he or she manages and not another.

DESCRIPTION OF COMPENSATION STRUCTURE

     The Merrill Lynch Investment Manager (MLIM) Portfolio manager compensation program is critical to MLIM's ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

POLICIES AND PROCEDURES

     COMPENSATION PROGRAM

The elements of total compensation for MLIM portfolio managers are base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. MLIM has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate -- both up and down -- with the relative investment performance of the funds that they manage.

     BASE SALARY

Under the MLIM approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

     PERFORMANCE-BASED COMPENSATION

MLIM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent.

To that end, the portfolio manager incentive compensation is derived based on the portfolio manager's performance of the products they manage, investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, performance relative to peers, external market conditions and year over year performance. In addition, portfolio manager's compensation can be based on MLIM's investment performance, financial results of MLIM, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. MLIM also considers the extent to which individuals exemplify and foster Merrill Lynch's principles of Client Focus, Respect for the Individual, Teamwork, Responsible Citizenship and Integrity. All factors are considered collectively by MLIM management.

     CASH BONUS

Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

     STOCK BONUS

A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of Merrill Lynch stock. Paying a portion of annual bonuses in stock puts compensation earned by a PM for a given year "at risk" based on the Company's ability to sustain and improve its performance over future periods.

The ultimate value of stock bonuses is dependent on future ML stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the Merrill Lynch shareholders and encourages a balance between short-term goals and long-term strategic objectives.

Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the Company's performance. PMs therefore have a direct incentive to protect ML's reputation for integrity.

     OTHER BENEFITS

Portfolio managers are also eligible to participate in broad-based plans offered generally to Merrill Lynch employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

                MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
                                 ("MFC GLOBAL")
                                 500 Index Fund
                              Emerging Growth Fund
                              Lifestyle Portfolios
                               Mid Cap Index Fund
                                Pacific Rim Fund
                            Quantitative All Cap Fund
                            Quantitative Mid Cap Fund
                             Quantitative Value Fund
                              Small Cap Index Fund
                          Total Stock Market Index Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)


                                                                                             Total
                        Registered   Assets      Pooled     Assets               Assets     Assets
                        Investment   Managed   Investment   Managed              Managed    Managed*
       Trust             Company      ($ US     Vehicle      ($ US     Other      ($ US      ($ US
      Manager            Accounts   millions)   Accounts   millions)  Accounts  millions)  millions)
---------------------   ----------  ---------  ----------  ---------  --------  ---------  ---------
Carson Jen &
Narayan Ramani               5      $ 1,701.7       -                     -                $ 1,701.7

Robert Lutzko &
Niall Brown                  1      $   251.2       -                     -                $   251.2

Seton Lor                    7      $   822.7       -                     -                $   822.7

Pauline Dan                  6      $   402.8       -                     -                $   402.8

Harpreet Singh, Chris
Hensen & Brett Hryb          2      $   467.9       1         5.6         3       435.9    $   909.4

Rhonda Chang &
Noman Ali                    3      $   180.5       -                                      $   180.5

Steve Orlich                10      $16,900.7       -                     -                $16,900.7

Maralyn Kobayashi
& Faisal Rahman              1      $ 1,983.1                                              $ 1,983.1

POTENTIAL CONFLICTS OF INTEREST

     While funds managed by each of the portfolio managers may have many similarities, MFC Global has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading.

DESCRIPTION OF COMPENSATION STRUCTURE

     MFC Global portfolio managers receive a competitive compensation package that consists of base salary, performance based bonus and a Manulife share ownership plan. The magnitude of the performance based bonus and participation in equity ownership reflects to the seniority and role of each portfolio manager. MFC Global to ensure retention through competitive compensation that rewards both individual and team performance. The overall compensation package is targeted at the top of the second quartile against our competitors as deemed through industry surveys. By maximizing the performance bonus at the top of the second quartile, this structure ensures that the portfolio managers do not incur undue risk in the funds they manage.

                MORGAN STANLEY INVESTMENT MANAGEMENT (VAN KAMPEN)
                                   Value Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

James Gilligan managed 12 mutual funds with a total of $19,792,422,686 in assets; 6 pooled investment vehicles other than mutual funds with a total of $2,204,507,856 in assets; and 8 other accounts with a total of $2,071,804,825 in assets.

James Roeder managed 12 mutual funds with a total of $19,792,422,686 in assets; 6 pooled investment vehicles other than mutual funds with a total of $2,204,507,856 in assets; and 8 other accounts with a total of $2,071,804,825 in assets.

Sergio Marcheli managed 12 mutual funds with a total of $19,792,422,686 in assets; 6 pooled investment vehicles other than mutual funds with a total of $2,204,507,856 in assets; and 8 other accounts with a total of $2,071,804,825 in assets.

Thomas Bastian managed 12 mutual funds with a total of $19,792,422,686 in assets; 6 pooled investment vehicles other than mutual funds with a total of $2,204,507,856 in assets; and 8 other accounts with a total of $2,071,804,825 in assets.

Vince Vizachero managed 12 mutual funds with a total of $19,792,422,686 in assets; 6 pooled investment vehicles other than mutual funds with a total of $2,204,507,856 in assets; and 8 other accounts with a total of $2,071,804,825 in assets.

POTENTIAL CONFLICTS OF INTEREST

     Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the adviser may receive fees from certain accounts that are higher than the fee it receives from the Value Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Value Fund. The adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

DESCRIPTION OF COMPENSATION STRUCTURE

     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation. Discretionary compensation can include:

     -    Cash Bonus;

     - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

     - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;

     - Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and

     - Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by fund management team and circumstances. In order of relative importance, these factors include:

     - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods.

     - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

     -    Contribution to the business objectives of the Investment Adviser.

     -    The dollar amount of assets managed by the portfolio manager.

     -    Market compensation survey research by independent third parties.

     -    Other qualitative factors, such as contributions to client objectives.

     - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.

                            MUNDER CAPITAL MANAGEMENT
                          Small Cap Opportunities Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

                       Registered                    Pooled                                                 Total
                       Investment      Assets      Investment       Assets                   Assets         Assets
Fund                     Company       Managed       Vehicle       Managed       Other       Managed       Managed*
Manager                 Accounts    ($ millions)    Accounts    ($ millions)   Accounts   ($ millions)   ($ millions)
--------------------   ----------   ------------   ----------   ------------   --------   ------------   ------------
John P. Richardson          4           1,483           0             0           18           514           1,775
Julie R. Hollinshead        4           1,483           0             0           12           257           1,518
Robert E. Crosby            5           1,574           0             0           56           437           1,790

* If an account has a co-portfolio manager, the total number of accounts and assets have been allocated to each respective manager. Therefore, some accounts and assets have been counted twice. In addition, the sum of assets managed in each category may not add to the total due to rounding.

POTENTIAL CONFLICTS OF INTEREST

     As indicated in the table above, portfolio managers at Munder may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that fund.

     The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although Munder does not track the time a portfolio manager spends on a single portfolio, Munder does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. Munder seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines. Most accounts within a particular investment discipline are managed using the same investment model. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, Munder may give advice or take action with respect to one account that may differ from the advice given, or the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.

     Conflicts of interest may arise where some accounts managed by a particular portfolio manager have higher fees than the fees paid by other accounts. Because a portfolio manager's compensation is affected by revenues earned by Munder, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts.

     Conflicts of interest may also arise when allocating and/or aggregating trades. Munder may aggregate multiple trade orders for a single security in several accounts into a single trade order, absent specific client directions to the contrary. Munder maintains a written trade allocation policy for actively managed equity accounts. Consistent with such policy, when a decision is made to aggregate transactions on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

     Munder has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Munder monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with Munder's Code of Ethics. Furthermore, senior Munder personnel periodically review the performance of Munder's portfolio managers.

DESCRIPTION OF COMPENSATION STRUCTURE

     The compensation package for portfolio managers at Munder consists of three elements: base salary; short-term incentive in the form of an annual bonus; and long-term incentive in the form of company equity interests. Munder also provides a competitive benefits package, including health and welfare benefits and retirement in the form of a 401(k) plan.

     Munder offers industry-competitive salaries based on the skills and experience of the portfolio manager as well as responsibilities of the position. Salaries are compared at least annually with investment industry benchmark compensation surveys.

     Portfolio managers are eligible to earn a performance bonus based on profitability of the firm and the performance of the aggregate group of accounts managed by the portfolio manager. Target bonuses for portfolio managers typically range from 50 to 100% of base salary. Actual bonuses, however, are completely discretionary and can be as low as 0% and range as high as 200% or more of salary. Bonuses are based on a variety of factors, including performance relative to applicable benchmarks for the most recent one-year and three-year periods, as well as other qualitative elements such as leadership, team interaction and results, client satisfaction, and overall contribution to the firm's success.

     Portfolio managers are also eligible for long-term incentives in the form of options to purchase shares of Munder Group LLC, an employee-owned minority partner of Munder Capital Management. Option shares typically vest ratably over a three- to five-year period. Munder's Option Plan provides incentive to retain key personnel and serves to align portfolio managers' interests with those of Munder directly, and, indirectly, the accounts managed by Munder.

                      PACIFIC INVESTMENT MANAGEMENT COMPANY
                                Global Bond Fund
                              Real Return Bond Fund
                                Total Return Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

                       Registered                    Pooled
                       Investment      Assets      Investment       Assets                   Assets
Fund                     Company       Managed       Vehicle       Managed       Other       Managed
Manager                 Accounts    ($ millions)    Accounts    ($ millions)   Accounts   ($ millions)
--------------------   ----------   ------------   ----------   ------------   --------   ------------
Bill Gross                 28        114,491.15        14          4,576.08       47        19,998.20
John B. Brynjolfsson       15         26,571.30         8          1,515.86       26         3,537.25
Sudi Mariappa               8          8,211.53        40         10,422.18       38         8,705.19

POTENTIAL CONFLICTS OF INTEREST

     From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Funds on a fair and equitable basis over time.

DESCRIPTION OF COMPENSATION STRUCTURE

PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers:

     - 3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against benchmarks and relative to applicable industry peer groups;

     - Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

     -    Amount and nature of assets managed by the portfolio manager;

     - Consistency of investment performance across funds of similar mandate and guidelines (reward low dispersion);

     - Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, fund strategy meetings, Investment Committee meetings, and on a day-to-day basis;

     - Absence of defaults and price defaults for issues in the funds managed by the portfolio manager;

     -    Contributions to asset retention, gathering and client satisfaction;

     -    Contributions to mentoring, coaching and/or supervising; and

     -    Personal growth and skills added.

Final award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors of America L.P. ("AGI"), and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI's profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG ("Allianz"). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vests on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.

                        PZENA INVESTMENT MANAGEMENT, LLC
                               Classic Value Trust

PORTFOLIO MANAGERS. The Portfolio Managers of the portfolios are Richard S. Pzena, John P. Goetz and A. Rama Krishna.

OTHER ACCOUNTS MANAGED (As of December 31, 2004)

                            NUMBER OF OTHER ACCOUNTS MANAGED &       NUMBER OF ACCOUNTS & ASSETS FOR WHICH ADVISORY
                                  ASSETS BY ACCOUNT TYPE                        FEE IS PERFORMANCE BASED
                       -------------------------------------------   ----------------------------------------------
                        Registered   Other Pooled                      Registered   Other Pooled
                        Investment    Investment                       Investment    Investment
Portfolio Manager       Companies      Vehicles     Other Accounts      Companies     Vehicles     Other Accounts
--------------------   -----------   ------------   --------------     ----------   ------------   --------------
Pzena Investment       5 ($2,403.7   72 ($1,333.6    291 ($6,979.1          0       1($5 million)    7 ($1,609.3
   Management             million)       million)         million)                                      million)

Richard S. Pzena (1)   6 ($2,403.7   72 ($1,333.6    291 ($6,979.1          0       1($5 million     7 ($1,609.3
                          million)       million)         million)                                       million

John Goetz (1)         6 ($2,403.7   72 ($1,333.6    291 ($6,979.1          0       1($5 million     7 ($1,609.3
                          million)       million)         million)                                       million

Rama Krishna (1)       4 ($2,368.7   14 ($393.8       18 ($1,012.6          0                  0     4 ($571.1
                          million)       million)         million)                                      million)

(1) Pzena Investment Management is a registered investment adviser that follows a classic value investment approach. As of 12/31/04, the firm manages $10.7 billion in assets for 369 separate accounts under five separate asset strategies: Value, Small Cap Value, Mid Cap Value, Large Cap Value and All-Cap Value. Investment decisions for each strategy are made by a three-person investment team. Each member has equal weight in determining how research findings are translated into an earnings model. Further, all decisions require unanimous consent of each of the three individuals. Should one of the members become unavailable for either planned or unplanned reasons, the remaining members would continue the process. The specific investment team for the Large Cap Value strategy (which manages the Classic Value Trust) as of December 31, 2004 was as follows:

     Richard S. Pzena John Goetz and Rama Krishna

POTENTIAL CONFLICTS OF INTEREST

     In Pzena Investment Management's view, conflicts of interest may arise in managing the Fund's portfolio investments, on the one hand, and the portfolios of Pzena Investment Management's other clients and/or accounts (together "Accounts"), on the other. Set forth below is a brief description of some of the material conflicts which may arise and Pzena Investment Management's policy or procedure for handling them. Although Pzena Investment Management has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises. The management of multiple Accounts inherently means there may be competing interests for the portfolio management team's time and attention. Pzena Investment Management seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all large cap value Accounts, whether they be Fund accounts, institutional accounts or individual accounts are managed using the same investment discipline, strategy and proprietary investment model as the Fund.

If the portfolio management team identifies a limited investment opportunity which may be suitable for more than one Account, the Fund may not be able to take full advantage of that opportunity. However, Pzena Investment Management has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the account. The only changes to the allocations made at the time of the creation of the order, are if there is a partial fill for an order. Depending upon the size of the execution, we may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations each Account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or new issue investment include the account having NASD restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.

With respect to securities transactions for the Accounts, Pzena Investment Management determines which broker to use to execute each order, consistent with its duty to seek best execution. Pzena Investment Management will bunch or aggregate like orders where to do so will be beneficial to the Accounts. However, with respect to certain Accounts, Pzena Investment Management may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Pzena Investment Management may place separate, non-simultaneous, transactions for the Fund and another Account which may temporarily affect the market price of the security or the execution of the transaction to the detriment one or the other. Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Fund or other Accounts. To address this, Pzena Investment Management has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders' interests) or its current investment strategy. The Code of Ethics generally requires that most transactions in securities by Pzena Investment Management's Access Persons and their spouses, whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons' personal accounts also are subject to monthly reporting requirements, and annual and quarterly certification requirements. Access Person is defined to include persons who have access to non-public information about client securities transactions, portfolio recommendations or holdings, and thus covers all of Pzena Investment Management's full-time employees except those whose job functions are solely clerical. In addition, no access person, including an investment person, shall be permitted to effect a short term trade (i.e. to purchase and subsequently sell within 60 calendar days, or to sell and subsequently purchase within 60 calendar days) of securities which (i) are issued by a mutual fund which is advised or sub-advised by Pzena Investment Management, or (ii) are the same (or equivalent) securities purchased or sold by or on behalf of the advisory accounts unless and until the advisory accounts have effected a transaction which is the same as the access person's contemplated transaction. Finally, orders for proprietary accounts (i.e., accounts of Pzena Investment Management's principals, affiliates or employees or their immediate family which are managed by Pzena Investment Management) are subject to written trade allocation procedures designed to ensure fair treatment to client accounts.

Proxy voting for the Fund and the other Accounts' securities holdings may also pose certain conflicts. Pzena Investment Management has identified the following areas of concern: (1) Where Pzena Investment Management manages the assets of a publicly traded company, and also holds that company's or an affiliated company's securities in one or more Accounts; (2) Where Pzena Investment Management manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more Accounts; and (3) Where Pzena Investment Management had a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. Pzena Investment Management's proxy policies provide for various methods of dealing with these and any other conflict scenarios subsequently identified, including notifying clients and seeking their consent or instructions on how to vote, and deferring to the recommendation of an independent third party where a conflict exists. Pzena Investment Management manages some Accounts under performance based fee arrangements. Pzena Investment

Management recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, Pzena Investment Management generally requires portfolio decisions to be made on a product specific basis. Pzena Investment Management also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, Pzena Investment Management requires average pricing of all aggregated orders. Finally, Pzena Investment Management has adopted a policy prohibiting Portfolio Managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.

STRUCTURE OF COMPENSATION.

     Portfolio managers and other investment professionals at Pzena Investment Management are compensated through a combination of base salary, performance bonus and equity ownership, if appropriate due to superior performance. Pzena Investment Management avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm's value investment philosophy.

Ultimately, equity ownership is the primary tool used by Pzena Investment Management for attracting and retaining the best people. Shares may be in the form of capital interests or profits only interests. All shares are voting shares (i.e., not phantom stock). The equity ownership in Pzena Investment Management of each member of the investment team who makes investment decisions for the Classic Value Trust is as follows:

Richard S. Pzena   Greater than 25% but less than 50%
John P. Goetz      Greater than 10% but less than 25%
Rama Krishna.      Less than 5%

OWNERSHIP OF TRUST SHARES. None of the Portfolio Managers of the Classic Value Trust own any shares of this portfolio.

                      SALOMON BROTHERS ASSET MANAGEMENT INC
                                 High Yield Fund
                               Special Value Fund
                               Strategic Bond Fund
                         U.S. Government Securities Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)


                    ASSETS UNDER MANAGEMENT (IN BILLIONS)                 NUMBER OF ACCOUNTS
                  -----------------------------------------   -----------------------------------------
                  REGISTERED   OTHER POOLED                   REGISTERED   OTHER POOLED
PORTFOLIO         INVESTMENT    INVESTMENT                    INVESTMENT    INVESTMENT
MANAGER            COMPANIES     ACCOUNTS     OTHER   TOTAL    COMPANIES     ACCOUNTS     OTHER   TOTAL
---------         ----------   ------------   -----   -----   ----------   ------------   -----   -----
Peter Hable          10.29        0.52        13.19   23.97       15             3      90,863      15
Peter Wilby          19.79        7.79         2.20   27.38       34            47          16      97
Roger Lavan           7.86        1.87         0.40    8.44       18             4           4      26
David Scott           1.77        3.13         1.41    5.36        6            24          20      50
Beth Semmel          15.14        4.21         1.75   19.65       26            23          11      60
Thomas Flanagan      12.78        1.14         7.18   19.65       26             9          40      75
James Craige         12.78        1.17         7.14   19.65       26            40           9      75


POTENTIAL CONFLICTS OF INTEREST

     Material conflicts of interest may arise when a Fund's portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for certain of the portfolio managers listed in the table above. These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund's ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser's management fee and/or the portfolio manager's compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities. The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

DESCRIPTION OF COMPENSATION STRUCTURE

     Citigroup Asset Management ("CAM") investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is typically determined based on market factors and the skill and experience of individual investment personnel.

     CAM has recently implemented an investment management incentive and deferred compensation plan (the "Plan") for its investment professionals, including the fund's portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other CAM clients. Under the Plan a "base incentive pool" is established for each team each year as a percentage of CAM's revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team's revenues are typically expected to increase or decrease depending in part on the effect that the team's investment performance has on the level of assets in the investment products managed by the team. The "base incentive pool" of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

     The investment team's incentive pool is then adjusted to reflect the team's investment performance against the applicable product benchmark (e.g., a securities index) and its ranking among a "peer group" of non-CAM investment managers. Longer-term performance will be more heavily weighted than shorter-term performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable CAM chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

     Up to 40% of an investment professional's annual incentive compensation is subject to deferral. Amounts deferred will accrue a return based on the hypothetical returns of a composite of CAM's investment products (where deemed appropriate, approximately half of the deferred amount will accrue a return based on the return of products managed by the applicable investment team). An additional portion of awarded incentive compensation may be received in the form of Citigroup stock or options to purchase common stock. Citigroup may from time to time offer other stock purchase or option programs to investment personnel.

                           SSGA FUNDS MANAGEMENT, INC.
                         International Equity Index Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

     Jeffrey Beach served as portfolio managers for (i) 1 registered investment companies with approximately $73 billion in total net assets, (ii) one pool investment vehicle with approximately $15.5 billion in total net assets, and
(iii) 1 other account with approximately $384 million in total net assets. None of these accounts have performance based fees.




POTENTIAL CONFLICTS OF INTEREST

     When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. SSgA has adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers (and their teams) within SSgA are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSgA and its advisory affiliates utilize a system for allocating investment opportunities among funds that is designed to provide a fair and equitable allocation.

DESCRIPTION OF COMPENSATION STRUCTURE

     The compensation of SSgA's investment professionals is based on a number of factors. The first factor considered is external market. Through extensive compensation survey process, SSgA seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and SSgA. The determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity allocations.

                        SUSTAINABLE GROWTH ADVISERS, L.P.
                         U.S. Global Leaders Growth Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

     Gordon Marchand, George Fraise and Robert Rohn served as portfolio managers for (i) 3 registered investment companies with approximately $1.4 billion in total net assets, (ii) 1 wrap program with approximately $49 million in total net assets, and 4 other accounts with approximately $26 million in total net assets. None of these accounts have performance based advisory fees.

POTENTIAL CONFLICTS OF INTEREST

     Each of the accounts managed by Messrs. Marchand, Fraise and Rohn have only one investment strategy - sustainable growth with a global reach.

     While these accounts have many similarities, the investment performance of each account will be different due to differences in fees, expenses and cash flows. Sustainable Growth Advisers has adopted compliance procedures to manage potential conflicts of interest such as allocation of investment opportunities and aggregated trading.

DESCRIPTION OF COMPENSATION STRUCTURE

     Sustainable Growth Advisers, LP is wholly and equally owned by the firm's three Principals/Portfolio managers. Their compensation is based on the net profits of the firm.

                         T. ROWE PRICE ASSOCIATES, INC.
                              Blue Chip Growth Fund
                               Equity-Income Fund
                              Health Sciences Fund
                                 Mid Value Fund
                            Science & Technology Fund
                            Small Company Value Fund
                              Spectrum Income Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

The portfolio managers managed the following other accounts.

                                                    NUMBER OF          TOTAL
                                                     Accounts   Assets(in millions)
                                                    ---------   -------------------
PRESTON G. ATHEY
- registered investment companies:...............       7             $7,271.6
- other pooled investment vehicles:..............       2             $   75.1
- other accounts:................................       9             $  918.7

                                                    NUMBER OF           TOTAL
                                                     Accounts    Assets(in millions)
                                                    ---------   --------------------
KRIS H. JENNER
- registered investment companies:...............       5              $2,015.7
- other pooled investment vehicles:..............       2              $  439.4
- other accounts:................................       2              $  104.6

                                                    NUMBER OF           TOTAL
                                                     Accounts    Assets(in millions)
                                                    ---------   --------------------
LARRY J. PUGLIA
- registered investment companies:...............        7            $10,685.4
- other pooled investment vehicles:..............        3            $   701.2
- other accounts:................................       12            $ 1,120.5

                                                    NUMBER OF           TOTAL
                                                     Accounts    Assets(in millions)
                                                    ---------   --------------------
BRIAN C. ROGERS
- registered investment companies:...............       13            $25,966.2
- other pooled investment vehicles:..............        0                    0
- other accounts:................................       17            $ 1,390.5

                                                    NUMBER OF           TOTAL
                                                     Accounts    Assets(in millions)
                                                    ---------   --------------------
MICHAEL F. SOLA
- registered investment companies:...............       5             $6,629.1
- other pooled investment vehicles:..............       0                    0
- other accounts:................................       0                    0

                                                    NUMBER OF           TOTAL
                                                     Accounts    Assets(in millions)
                                                    ---------   --------------------
DAVID J. WALLACK
- registered investment companies:...............       2            $5,249.7
- other pooled investment vehicles:..............       1            $   37.3
- other accounts:................................       1            $  135.0


                                                    NUMBER OF           TOTAL
                                                     Accounts    Assets(in millions)**
                                                    ---------   --------------------
EDMUND M. NOTZON, III
- registered investment companies:...............      10             $1,099.7
- other pooled investment vehicles:..............       5             $1,198.7
- other accounts:................................      17             $2,604.0




                                                    NUMBER OF           TOTAL
                                                     Accounts    Assets(in millions)
                                                    ---------   --------------------

EDMUND M. NOTZON, III

- registered investment companies:...........           10           $1,099.7**
- other pooled investment vehicles:..........            5           $1,198.7
- other accounts:............................           17           $2,604.0



                                                    NUMBER OF           TOTAL
                                                     Accounts    Assets*(in millions)
                                                    ---------   --------------------
DANIEL O. SHACKELFORD

- registered investment companies:...........           7             $4,011.8
- other pooled investment vehicles:..........           0             $      0
- other accounts:............................           6             $1,452.7



                                                    NUMBER OF           TOTAL
                                                     Accounts    Assets*(in millions)
                                                    ---------   --------------------
MARK J. VASELKIV

- registered investment companies:...........            6            $4,940.7
- other pooled investment vehicles:..........            8            $2,797.8
- other accounts:............................           14            $2,304.7



                                                    NUMBER OF           TOTAL
                                                     Accounts    Assets*(in millions)
                                                    ---------   --------------------
IAN KELSON

- registered investment companies:...........            5            $2,279.0
- other pooled investment vehicles:..........           11            $  405.1
- other accounts:............................            1            $   41.8






                                                    NUMBER OF           TOTAL
                                                     Accounts    Assets*(in millions)
                                                    ---------   --------------------
CONNIE BAVELY

- registered investment companies:...........           2             $1,484.6
- other pooled investment vehicles:..........           0             $      0
- other accounts:............................           0             $      0



*Total assets are based on T. Rowe Price internal records as of June 30, 2005.



**Includes assets of underlying registered investment companies in fund-of-funds where Mr. Notzon is the lead portfolio manager.



     Total assets are based on T. Rowe Price internal records as of December 31, 2004.

     Please be advised that the portfolio managers named above did not manage any accounts for which advisory fees are based on performance.

POTENTIAL CONFLICTS OF INTEREST

     We are not aware of any material conflicts of interest that may arise in connection with the Portfolio manager's management of the Funds' investments and the investments of the other account(s) included this response.

     Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each fund based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that fund. Consequently, portfolio managers may purchase (or sell) securities for one fund and not another fund. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the "Portfolio manager

Compensation" below, our portfolio managers' compensation is determined in the same manner with respect to all funds managed by the portfolio manager.

     T. Rowe Price has developed written trade allocation guidelines for its Trading Desks. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro rata allocation based upon the relative sizes of the participating client portfolio or the relative sizes of the participating client orders depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating client. Because a pro rate allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis. For example, adjustments may be made:
(i) to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) to eliminate de minimus positions; (iii) to give priority to accounts with specialized investment policies and objectives; and
(iv) to reallocate in light of a participating fund's characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). Also, with respect to private placement transactions, conditions imposed by the issuer may limit availability of allocations to client accounts.

DESCRIPTION OF COMPENSATION STRUCTURE

     Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

     Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (ex. S&P500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor.

     Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

     All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

     This compensation structure is used for all funds managed by the portfolio manager.

                        TEMPLETON GLOBAL ADVISORS LIMITED
                                   Global Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

     Messrs. Everett and Murchison and Ms. Myers managed the following other accounts:

Type of Account: RIC = Registered investment company;
                 OPI = other pooled investments (hedge funds, private inst'l accounts, etc.)
                 OA = other accounts.

                                                       TOTAL ASSETS MANAGED IN
NAME OF PORTFOLIO MANAGER   TYPE OF ACCOUNT   NUMBER      ACCOUNT (US MIL)
-------------------------   ---------------   ------   -------------------------
JEFFREY A. EVERETT                RIC            5              48,930
                                  OPI           12               3,440
                                  OA             4                 372
MURDO MURCHISON, CFA              OPI            2               6,732
                                  RIC            5              50,195
LISA MYERS, JD, CFA               OPI           10               1,600
                                  RIC            4              26,692
                                  OA             3                  83

None of these accounts pay a performance based advisory fee.

POTENTIAL CONFLICTS OF INTEREST

     The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Templeton Global Advisors Limited seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing primarily in value-oriented equity securities of companies located anywhere in the world. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, fund holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

     A portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Finally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Franklin Templeton Investments seeks to manage such potential conflicts by having adopted procedures, approved by the fund boards, intended to provide a fair allocation of buy and sell opportunities among Funds and other accounts.

     The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales.

     Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest; there is no assurance that a fund's code of ethics will adequately address such conflicts.

     Franklin Templeton Investments has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

DESCRIPTION OF COMPENSATION STRUCTURE

     Franklin Templeton seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton budget guidelines. Each portfolio manager's compensation consists of the following three elements:

     BASE SALARY. Each portfolio manager is paid a base salary.

     ANNUAL BONUS. Each portfolio manager is eligible to receive an annual bonus. Franklin Templeton feels that portfolio managers should have some deferred or equity-based compensation in order to build a vested interest in the company and its shareholders. With this in mind, bonuses generally are split between cash (65%) and restricted shares of Franklin Resources stock (35%). Larger bonus awards are 50% cash and 50% in restricted shares of Franklin Resources stock. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Templeton Global Advisors Limited and the portfolio manager. Any bonus under the plan is completely discretionary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:

     - ASSETS: The size and complexity of funds and overall asset size of those funds managed by the Portfolio manager are factored in the manager's appraisal.

     - INVESTMENT PERFORMANCE: The historic investment performance of all accounts managed by the portfolio manager is considered. The pre-tax performance of each fund managed is measured relative to an appropriate securities market index (for example, the MSCI World Index for a global equity product such as the Fund).

     - RESEARCH: Since the Templeton global equity team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

     - NON-INVESTMENT PERFORMANCE: For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

     ADDITIONAL LONG TERM EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares of Franklin Resources stock that would permit the fund to purchase a set amount of shares at the market price on the date of grant. Some portfolio managers may be granted additional restricted shares of Franklin Resources stock. Awards of such equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

                       TEMPLETON INVESTMENT COUNSEL, INC.
                          International Small Cap Fund
                            International Value Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

Tucker Scott, Cindy Sweeting, Antonio Docal and Simon Rudolph managed the following other accounts:

                                                       TOTAL ASSETS MANAGED IN
NAME OF PORTFOLIO MANAGER   TYPE OF ACCOUNT   NUMBER       ACCOUNT (US MIL)
-------------------------   ---------------   ------   -----------------------
TUCKER SCOTT, CFA                 OPI            3              1,031
                                  OA             2                256
                                  RIC            4              2,971
CINDY SWEETING, CFA               RIC            5              2,962
                                  OPI            8              1,664
                                  OA             9              1,065
ANTONIO DOCAL, CFA                RIC            4              1,088
                                  OPI           17              1,694
                                  OA            10              1,729
SIMON RUDOLPH, ACA                OPI            7                915
                                  RIC            1                496

None of these accounts pay a performance based advisory fee.

POTENTIAL CONFLICTS OF INTEREST

     The management of multiple funds and accounts may also give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. Templeton Investment Counsel LLC seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as investing primarily in value-oriented equity securities of companies located outside the U.S. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, fund holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

     A portfolio manager may also execute transactions for another fund or account at the direction of such fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Finally, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and accounts. Franklin Templeton Investments seeks to manage such potential conflicts by having adopted procedures, approved by the fund boards, intended to provide a fair allocation of buy and sell opportunities among Funds and other accounts.

     The structure of a portfolio manager's compensation may give rise to potential conflicts of interest. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales.

     Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest; there is no assurance that a fund's code of ethics will adequately address such conflicts.

     Franklin Templeton Investments has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

DESCRIPTION OF COMPENSATION STRUCTURE

     Franklin Templeton seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton budget guidelines. Each portfolio manager's compensation consists of the following three elements:

     BASE SALARY. Each portfolio manager is paid a base salary.

     ANNUAL BONUS. Each portfolio manager is eligible to receive an annual bonus. Franklin Templeton feels that portfolio managers should have some deferred or equity-based compensation in order to build a vested interest in the company and its shareholders. With this in mind, bonuses generally are split between cash (65%) and restricted shares of Franklin Resources stock (35%). Larger bonus awards are 50% cash and 50% in restricted shares of Franklin Resources stock. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving superior investment performance and aligns the financial incentives of Templeton Investment Counsel and the portfolio manager. Any bonus under the plan is completely discretionary. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:

     - ASSETS: The size and complexity of funds and overall asset size of those funds managed by the Portfolio manager are factored in the manager's appraisal.

     - INVESTMENT PERFORMANCE: The historic investment performance of all accounts managed by the portfolio manager is considered. The pre-tax performance of each fund managed is measured relative to an appropriate securities market index (for example, the MSCI EAFE Index for the International Value Fund and the Citigroup Global ex-US Index for the International Small Cap Fund).

     - RESEARCH: Since the Templeton global equity team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

     - NON-INVESTMENT PERFORMANCE: For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

     ADDITIONAL LONG TERM EQUITY-BASED COMPENSATION. Portfolio managers may be awarded options to purchase common shares of Franklin Resources stock that would permit the fund to purchase a set amount of shares at the market price on the date of grant. Some portfolio managers may be granted additional restricted shares of Franklin Resources stock. Awards of such equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

                           UBS GLOBAL ASSET MANAGEMENT
                             Global Allocation Fund
                                 Large Cap Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)


                   Registered                    Pooled                                                 Total
                   Investment      Assets      Investment       Assets                   Assets         Assets
Fund                 Company       Managed       Vehicle       Managed       Other       Managed       Managed*
Manager             Accounts    ($ millions)    Accounts    ($ millions)   Accounts   ($ millions)   ($ millions)
----------------   ----------   ------------   ----------   ------------   --------   ------------   ------------
TEAM *                  7           5,250           8           3,760         28          2,880



* TEAM CONSISTS OF
Brian Singer
Tom Clarke
Thomas P. Madsen
John A. Penicook
Neil Williams


POTENTIAL CONFLICTS OF INTEREST

     There are no perceived conflicts between accounts. Dispersion between accounts within a model portfolio is small due to the use of models and the intention to aggregate transactions where possible. The models developed by the portfolio managers may, from time to time, also be used by other managed asset allocation or balanced accounts and funds to gain exposure to the asset class.

DESCRIPTION OF COMPENSATION STRUCTURE

     The portfolio managers receive a base salary and incentive compensation based on their personal performance.

     Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

     [ ] Competitive salary, benchmarked to maintain competitive compensation opportunities.

     [ ] Annual bonus, tied to individual contributions and investment performance.

     [ ] UBS equity awards, promoting company-wide success and employee retention.

     [ ] Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) fund performance closely aligns our investment professionals' interests with those of our clients.

UBS AG equity. Many of our senior investment professionals receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS AG stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.

Partnership Incentive Program (PIP). Designed to promote an entrepreneurial culture and drive long-term thinking, the PIP is a phantom-equity-like program for key senior staff (approximately top 2%). By tying compensation to overall firm performance over the mid-to longer-term, the program offers significant compensation opportunities for our senior staff.

                           UNITED STATES TRUST COMPANY
                           Value & Restructuring Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)


                            Registered                                                                               Total
                            Investment      Assets        Pooled         Assets                       Assets         Assets
Fund                          Company       Managed     Investment       Managed          Other       Managed       Managed
Manager                      Accounts*   ($ millions)*   Vehicles      ($ millions)     Accounts   ($ millions)   ($ millions)
-------                     ----------   ------------   ----------     ------------     --------   ------------   ------------
David J. Williams, CFA               0   $          0            1**   $    4,439.1**        244   $      944.9   $    5,434.0
Timothy Evnin                        0   $          0            2***  $      628.2***       256   $      810.1   $    1,438.3
John McDermott, CFA                  0   $          0           --               --          134   $      305.5   $      305.5




----------
* As a bank, U.S. Trust is regulated by New York State and the Federal Reserve. The firm, therefore, is exempt from registration with the SEC.

** Mr. Williams is primarily responsible for the day-to-day management of the Excelsior Value & Restructuring Fund's Portfolio. He has served as the Fund's Portfolio manager or co-manager since the Fund's inception in 1992. Mr. Evnin has co-managed the Fund since 2002, and Mr. McDermott joined as a co-manager of the Fund in July 2005.

***Mr. Evnin and Mr. McDermott have co-managed the Excelsior Mid Cap Value & Restructuring Fund, valued at $350.6 million, since August 2000.

POTENTIAL CONFLICTS OF INTEREST

     As reflected above, the Portfolio Managers manage accounts in addition to the Fund. A Portfolio Manager's management of these other accounts may give rise to potential conflicts of interest. The Adviser has adopted policies and procedures that are designed to identify and minimize the effects of these potential conflicts, however there can be no guarantee that these policies and procedures will be effective in detecting potential conflicts or in eliminating the effects of any such conflicts.

     Certain components of the Portfolio Managers' compensation structure may also give rise to potential conflicts of interest to the extent that a Portfolio Manager may have an incentive to favor or devote more effort in managing accounts that impact, or impact to a larger degree, their overall compensation. As reflected above, for Mr. Evnin, the Fund does not serve as the Bonus Account for determining the amount of their Performance Bonus. As a result, since the Performance Bonus is directly tied to the performance of the Funds or accounts which are Bonus Accounts, they may have an incentive to favor their Bonus Account to the disadvantage of his other accounts that are not Bonus Accounts. The Adviser attempts to mitigate these conflicts by selecting Bonus Accounts that are generally representative of the class of securities managed by the Portfolio Manager for all of its accounts.

     In addition, as described above, the level of the Discretionary Bonus is determined, in part, based upon the Adviser's profitability. Such profits are generally derived from the fees the Adviser receives for managing all of its investment management accounts. To the extent that accounts other than the Fund have the potential to generate more profits for the Adviser than the Fund, the Portfolio Managers may have an incentive to favor such other accounts.

     Because Portfolio Managers manage multiple accounts with similar objectives, and thus frequently purchase and sell the same securities for such accounts, certain allocation issues may arise. In particular, if a Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one Fund or account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. In addition, in the event a Portfolio Manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The Adviser has adopted policies and procedures that are designed to manage the risk that an account could be systematically advantaged or disadvantaged in connection with the allocation of investment opportunities and aggregation of trade orders. These policies and procedures may include, where consistent with the Adviser's duty to seek best execution on behalf of its clients, aggregation of orders from multiple accounts for execution.

DESCRIPTION OF COMPENSATION STRUCTURE

Each Portfolio Manager receives compensation from the Adviser in connection with his management of the Fund and other accounts identified above which includes the following components: (1) base salary, (2) a bonus, and (3) an award for assets under management.

     Base Salary. Each Portfolio Manager receives a fixed annual base salary. Base salary amounts are determined by the Adviser's senior management for asset management and human resources (for ease of reference, the "Compensation Committee") based upon a number of factors, including the Portfolio Manager's experience, overall performance, responsibilities, and the competitive market place for portfolio manager compensation.

     Bonus. Each Portfolio Manager is eligible to receive a bonus in addition to his base salary. For each Portfolio Manager the bonus may consist of two components. The first component is a discretionary component ("Discretionary Bonus") determined as a percentage of the Portfolio Manager's base salary. The level of the Discretionary Bonus is determined by the Compensation Committee based upon a number of factors, including the Adviser's profitability, the size of the eligible bonus pool and the Portfolio Manager's experience, overall performance, responsibilities, and the competitive market place for portfolio manager compensation. The specific performance of the Fund or other accounts managed by the Portfolio Manager as compared to a benchmark is not considered in determining the amount of the Discretionary Bonus. The second component of the eligible bonus award is a performance bonus ("Performance Bonus"). The amount of the Performance Bonus is determined based upon the investment performance of certain accounts managed by the Portfolio Manager (the "Bonus Accounts") as compared to an appropriate index as selected by the Adviser. Not all accounts for which the Portfolio Manager has responsibility are Bonus Accounts. Bonus Accounts are selected by the Adviser on the basis that they are generally representative of the class of securities managed by the Portfolio Manager for all of its accounts. The Bonus Accounts for each Portfolio Manager, and their index benchmarks, are as follows:

Portfolio Manager           Bonus Account(s)                   Index Benchmark(s)
-----------------   --------------------------------   ----------------------------------
David J. Williams   Excelsior  Value & Restructuring   Lipper Multi-Cap Core Equity Funds
                    Fund                               Average
Timothy Evnin       Excelsior Mid Cap Value Fund       Lipper Mid-Cap Core Equity Funds
                                                       Average

     The Performance Bonus amount is determined according to a formula established by the Compensation Committee which takes into account (1) whether the Bonus Account is an equity or a fixed income account, (2) the tenure of the Portfolio Manager in managing the Bonus Account, and (3) the investment performance of the Bonus Accounts as compared to the Index Benchmark over various periods. In general, long term performance has a greater impact on the Performance Bonus than short term performance.

     Both the Discretionary Bonus and the Performance Bonus take into consideration a "target bonus factor", which is a factor of the Base Salary determined for each Portfolio Manager based on considerations of the Portfolio Manager's responsibilities. For example, an individual who serves as the leader of an investment discipline will have a higher target bonus factor - and therefore a higher potential Discretionary and Performance Bonus - than a Portfolio Manager who is not the leader of an investment discipline.

     Assets Under Management Award. Portfolio Managers receive an award based on the size of all assets for which the Portfolio Manager has management responsibility. For purposes of this award, assets of all types of accounts are treated identically, i.e., no greater credit is given for assets in one type of account over another. The size of this award is determined by a schedule that sets different multiples depending on the Portfolio Manager's total assets under management. The schedule's asset ranges and multiples are determined at the discretion of the Compensation Committee.

     Payments of amounts awarded under the Bonus and Assets Under Management Award are deferred and vest over a number of years. The purpose of this vesting program is to promote the retention of Portfolio Managers.

                       WELLINGTON MANAGEMENT COMPANY, LLP
                          Investment Quality Bond Fund
                               Mid Cap Stock Fund
                             Natural Resources Fund
                              Small Cap Growth Fund
                              Small Cap Value Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

The following tables show information regarding other accounts managed by the portfolio manager:

  Richard T. Crawford, portfolio manager for the Investment Quality Bond Fund.

                                                            OTHER POOLED INVESTMENT
          OTHER REGISTERED INVESTMENT COMPANIES                     VEHICLES              OTHER ACCOUNTS
---------------------------------------------------------   -----------------------   ----------------------
                                                                           Assets                   Assets
                             Number of        Assets         Number of     (in $      Number of     (in $
                              Accounts   (in $ millions)*     Accounts   millions)*    Accounts   millions)*
                             ---------   ----------------    ---------   ----------   ---------   ----------
All Accounts                     6             477.2             5          40.9         23         2,272.9

Accounts where advisory
   fee is based on account
   performance (Subset of
   above)                        0                 0             0             0          2           669.6

*    Assets are rounded to the nearest one hundred thousand dollars.

    Thomas L. Pappas, portfolio manager for the Investment Quality Bond Fund.

                                                            OTHER POOLED INVESTMENT
          OTHER REGISTERED INVESTMENT COMPANIES                     VEHICLES              OTHER ACCOUNTS
---------------------------------------------------------   -----------------------   ----------------------
                                                                           Assets                   Assets
                             Number of        Assets         Number of     (in $      Number of     (in $
                              Accounts   (in $ millions)*     Accounts   millions)*    Accounts   millions)*
                             ---------   ----------------    ---------   ----------   ---------   ----------
All Accounts                     3             666.0             4          826.2        42         9,086.1

Accounts where advisory
   fee is based on account
   performance (Subset of
   above)                        0                 0             0            0           0               0

*    Assets are rounded to the nearest one hundred thousand dollars.

        Michael T. Carmen, portfolio manager for the Mid-Cap Stock Fund.

                                                            OTHER POOLED INVESTMENT
          OTHER REGISTERED INVESTMENT COMPANIES                     VEHICLES              OTHER ACCOUNTS
---------------------------------------------------------   -----------------------   ----------------------
                                                                           Assets                   Assets
                             Number of        Assets         Number of     (in $      Number of     (in $
                              Accounts   (in $ millions)*     Accounts   millions)*    Accounts   millions)*
                             ---------   ----------------    ---------   ----------   ---------   ----------
All Accounts                     3            2,311.1           10          711.8        12         140.7

Accounts where advisory
   fee is based on account
   performance (Subset of
   above)                        0                  0            4          282.5         0             0

*    Assets are rounded to the nearest one hundred thousand dollars.

       Karl E. Bandtel, portfolio manager for the Natural Resources Fund.

                                                            OTHER POOLED INVESTMENT
          OTHER REGISTERED INVESTMENT COMPANIES                     VEHICLES              OTHER ACCOUNTS
---------------------------------------------------------   -----------------------   ----------------------
                                                                           Assets                   Assets
                             Number of        Assets         Number of     (in $      Number of     (in $
                              Accounts   (in $ millions)*     Accounts   millions)*    Accounts   millions)*
                             ---------   ----------------    ---------   ----------   ---------   ----------
All Accounts                     4             6,045.5           17         5,108.7       22         746.7

Accounts where advisory
   fee is based on account
   performance (Subset of
   above)                        0                   0            9         3,561.4        0             0

*    Assets are rounded to the nearest one hundred thousand dollars.

     James A. Bevilacqua, portfolio manager for the Natural Resources Fund.

                                                            OTHER POOLED INVESTMENT
          OTHER REGISTERED INVESTMENT COMPANIES                     VEHICLES              OTHER ACCOUNTS
---------------------------------------------------------   -----------------------   ----------------------
                                                                           Assets                   Assets
                             Number of        Assets         Number of     (in $      Number of     (in $
                              Accounts   (in $ millions)*     Accounts   millions)*    Accounts   millions)*
                             ---------   ----------------    ---------   ----------   ---------   ----------
All Accounts                     4            6,045.6            17         5,108.7       18         735.4

Accounts where advisory
   fee is based on account
   performance (Subset of
   above)                        0                  0             9         3,561.4        0             0

*    Assets are rounded to the nearest one hundred thousand dollars.

       Steven C. Angeli, portfolio manager for the Small Cap Growth Fund.

                                                            OTHER POOLED INVESTMENT
          OTHER REGISTERED INVESTMENT COMPANIES                     VEHICLES              OTHER ACCOUNTS
---------------------------------------------------------   -----------------------   ----------------------
                                                                           Assets                   Assets
                             Number of        Assets         Number of     (in $      Number of     (in $
                              Accounts   (in $ millions)*     Accounts   millions)*    Accounts   millions)*
                             ---------   ----------------    ---------   ----------   ---------   ----------
All Accounts                     7           1,550.8             4          79.9         24         631.3

Accounts where advisory
   fee is based on account
   performance (Subset of
   above)                        0                 0             0             0          0             0

*    Assets are rounded to the nearest one hundred thousand dollars.

      Timothy T. McCormack, portfolio manager for the Small Cap Value Fund.

                                                            OTHER POOLED INVESTMENT
          OTHER REGISTERED INVESTMENT COMPANIES                     VEHICLES              OTHER ACCOUNTS
---------------------------------------------------------   -----------------------   ----------------------
                                                                           Assets                   Assets
                             Number of        Assets         Number of     (in $      Number of     (in $
                              Accounts   (in $ millions)*     Accounts   millions)*    Accounts   millions)*
                             ---------   ----------------    ---------   ----------   ---------   ----------
All Accounts                     4             464.2             4          182.7        26          906.1

Accounts where advisory
   fee is based on account
   performance (Subset of
   above)                        0                 0             0              0         0              0

*    Assets are rounded to the nearest one hundred thousand dollars.

       Stephen T. O'Brien, portfolio manager for the Small Cap Value Fund.

                                                            OTHER POOLED INVESTMENT
          OTHER REGISTERED INVESTMENT COMPANIES                     VEHICLES              OTHER ACCOUNTS
---------------------------------------------------------   -----------------------   ----------------------
                                                                           Assets                   Assets
                             Number of        Assets         Number of     (in $      Number of     (in $
                              Accounts   (in $ millions)*     Accounts   millions)*    Accounts   millions)*
                             ---------   ----------------    ---------   ----------   ---------   ----------
All Accounts                     4             464.2             4          182.7        23          912.2

Accounts where advisory
   fee is based on account
   performance (Subset of
   above)                        0                 0             0              0         0              0

*    Assets are rounded to the nearest one hundred thousand dollars.

       Shaun F. Pedersen, portfolio manager for the Small Cap Value Fund.

                                                            OTHER POOLED INVESTMENT
          OTHER REGISTERED INVESTMENT COMPANIES                     VEHICLES              OTHER ACCOUNTS
---------------------------------------------------------   -----------------------   ----------------------
                                                                           Assets                   Assets
                             Number of        Assets         Number of     (in $      Number of     (in $
                              Accounts   (in $ millions)*     Accounts   millions)*    Accounts   millions)*
                             ---------   ----------------    ---------   ----------   ---------   ----------
All Accounts                     4             464.2             4          182.7        16          905.9

Accounts where advisory
   fee is based on account
   performance (Subset of
   above)                        0                 0             0              0         0              0

*    Assets are rounded to th e nearest one hundred thousand dollars.

POTENTIAL CONFLICTS OF INTEREST

     Individual Investment Professionals at Wellington Management manage multiple funds for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. Each Fund's managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds

("Investment Professionals") generally manage funds in several different investment styles. These funds may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Fund. The Investment Professionals make investment decisions for each fund, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that fund. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one fund and not another fund, and the performance of securities purchased for one fund may vary from the performance of securities purchased for other funds. An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an Investment Professional may purchase a security in one fund while appropriately selling that same security in another fund. In addition, some of these funds have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees paid by the Fund to Wellington Management. Because incentive payments paid by Wellington Management to Investment Professional are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given Fund may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional.

     Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on Investment Professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single fund, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional's various client mandates.

DESCRIPTION OF COMPENSATION STRUCTURE

     Each Fund pays Wellington Management a fee based on the assets under management of the Funds as set forth in an Investment Sub-Advisory Agreement between Wellington Management and the Adviser with respect to each Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the each Fund. The following information relates to the period ended December 31, 2004.

     Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to our clients. Wellington Management's compensation of Investment Professionals" includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management is determined by the Managing Partners of the firm. A partner's base salary is generally a fixed amount that may change as a result of an annual review. The base salaries for all other Investment Professionals are determined by the Investment Professional's experience and performance in their role as an Investment Professional. Base salaries for non-partners are reviewed annually and may be adjusted based on the recommendation of the Investment Professional's business manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for non-partners. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the relevant Fund and generally each other fund managed by such Investment Professional. Each equity Investment Professional's incentive payment relating to a Fund is linked to the gross pre-tax performance of the Fund compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmark or peer groups, time periods and rates may differ) to other funds managed by these Investment Professionals, including funds with performance fees. Fixed income Investment Professionals' incentive on the relevant Fund is based solely on the revenues earned by Wellington Management. There is no potential for additional performance-related compensation. The performance-based incentive compensation component across all funds managed by an Investment Professional can, and typically does, represent a significant portion of an Investment Professional's overall compensation; performance-based incentive compensation varies significantly by individual and can vary significantly from year to year. Some Investment Professionals are also eligible for bonus payments based on their overall contribution to Wellington Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than performance. Each partner of Wellington Management is also eligible to participate in a partner-funded retirement plan.

Each of the following Investment Professionals is a partner of the firm:

     -    Steven C. Angeli

     -    Karl E. Bandtel

     -    James A. Bevilacqua

     -    Michael T. Carmen

     -    Stephen T. O'Brien

     -    Matthew E. Megargel

     -    Thomas L. Pappas

Wellington Management's incentive payments to its Investment Professionals are based on comparisons of each Fund's performance relative to the following benchmark and/or relevant peer group:

FUND                           INCENTIVE BENCHMARK(S) / PEER GROUPS
----                           ------------------------------------
Small Cap Growth Fund          Russell 2000 Growth Index

Mid Cap Stock Fund             50% Russell Mid Cap Growth Index/50% Lipper Mid
                               Cap Growth Average

Natural Resources Fund         60% MSCI World Energy Index/30% MSCI World Metals
                               & Mining Index/10% MSCI World Paper & Forest
                               Products Index

Small Cap Value Fund           Russell 2000 Value Index

Growth & Income Fund           50% Lipper Large Cap Core Average/50% S&P
                               500 Index

Investment Quality Bond Fund   Not Applicable

                        WELLS FARGO FUND MANAGEMENT, LLC
                                 ("WELLS FARGO")
                                 Core Bond Fund
                            U.S. High Yield Bond Fund

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of December 31, 2004):
None

OTHER MANAGED ACCOUNTS (As of December 31, 2004)

     William Stevens and Marie Chandoha served as portfolio managers for (i) 8 registered investment companies with approximately $2.3 billion in total net assets, (ii) 2 other pooled investment vehicles with approximately $633.3 million in total net assets, and approximately 37 other accounts with approximately $7 billion in total net assets.

     Roger Wittlin and Phil Susser served as portfolio managers for (i) 3 registered investment companies with approximately $373.3 million in total net assets, (ii) 5 other pooled investment vehicles with approximately $898.5 million in total net assets, and approximately 10 other accounts with approximately $723.1 million in total net assets.

POTENTIAL CONFLICTS OF INTEREST

     As an investment adviser, Wells Capital has fiduciary responsibilities to act in the best interests of its clients. Such duties include: reasonable and independent basis for its investment advice, seeking best price execution for clients' securities transactions, ensuring that the investment advice is suitable to the client's objectives, and refraining from engaging in personal securities transactions inconsistent with client interests.

     Wells Capital has an internal compliance group headed by the Director of Business Risk Management, Mai Shiver, who reports directly to the firm president. All employee investment activities are monitored by the internal compliance group according to the Compliance Manual and Code of Ethics documents, which set forth compliance policies, procedures and requirements for the firm and its employees.

     All of the accounts managed by the portfolio managers of the U.S. High Yield Bond Fund seek to maximize total return with a high level of current income in below investment-grade bonds. The process is bottom-up with a focus on credit analysis of individual securities rated primarily below BBB. The objective is to outperform the Merrill Lynch U.S. High Yield Master II Index. All client accounts are managed similarly in the Sutter High Yield strategy. Fund holdings and performance results between small and large account sizes are very similar but will differ slightly. Return and fund holding dispersion may occur due to slight security allocation imperfections, the "ramping-up" of new clients, and other account- specific considerations. No dispersion exists from individual portfolio manager decisions as all funds are executed on a team approach and are executed across all accounts based on suitability.

     All of the accounts managed by the portfolio managers of the Core Bond Fund utilize a bottom up security selection process to identify investment opportunities from a universe of high-grade liquid bonds. The manager employs a broad array of fixed income securities, including U.S. Government, corporate, mortgage-backed and asset-backed securities and CMOs in the investment process. To minimize dispersion among accounts, and to the extent possible, securities or types of securities purchased or sold are allocated across all the accounts by their respective asset sizes. Nonetheless, changing or significantly different fund sizes can produce some dispersion.

     Wells Capital has adopted fixed income compliance procedures and policies to manage potential conflicts of interest such as allocation of investment opportunities. No advisory account will be favored over any other advisory account. Investment opportunities within a strategy generally are allocated pro-rata, either based on an individual security or groupings of similar securities, subject to investment guidelines and overall risk targets. Allocations of individual securities and security types between investment strategies generally are based on meeting targeted risk objectives. Trades frequently are made to rebalance funds that have experienced cash flows and are not allocated pro-rata.

DESCRIPTION OF COMPENSATION STRUCTURE

     Wells Capital Management has a comprehensive and competitive compensation program. Wells Capital Management surveys our industry annually to reassess the standing of critical components including salary points, cash bonus incentives, and deferred compensation.

     Wells Capital Management custom tailors personal scorecards to measure positive contributions to relative investment results. Well Capital Management presets ranges so incentive opportunities are known and measured continually. Wells Capital Management may additionally utilize "revenue share" programs to reward outstanding performance and to retain outstanding people.

     Compensation for portfolio managers is focused on annual and historical investment performance as compared to the fund's objectives, contribution to client retention and business relationships, and asset growth. Research analysts are also evaluated based on the performance of the sectors that they cover in the fund and their security recommendations. Investment team compensation structure is directly linked to the value added to clients' funds as measured by the performance metrics described here.

     Long-tenured investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios, aligns the interests of the investment team with the clients' and provides direct participation in the growth and success of the company and its clients. Revenue sharing is one example of a powerful incentive program that helps to retain and attract the caliber of investment talent that we believe characterizes Wells Capital Management's investment teams.

APPENDIX D

PROXY VOTING POLICIES AND PROCEDURES

                                                     Adopted _____________, 2005

                           JOHN HANCOCK FUNDS II & III
                      PROXY VOTING POLICIES AND PROCEDURES

                                Table of Contents

  I. DELEGATION OF PROXY VOTING TO SUBADVISERS

      A.    DELEGATION
      B.    PROXY VOTING POLICIES AND PROCEDURES
      C.    UNDERLYING FUNDS

 II. MATERIAL CONFLICTS OF INTEREST

III. PROCEDURES FOR SHAREHOLDERS/CONTRACT OWNERS TO OBTAIN PROXY VOTING POLICIES AND PROXY VOTING RECORD. DISCLOSURE OF PROXY VOTING PROCEDURES

      A. DISCLOSURE OF PROCEDURES IN THE STATEMENT OF ADDITIONAL INFORMATION OF THE TRUST
      B.    DISCLOSURE IN ANNUAL AND SEMI-ANNUAL REPORT
      C.    FILING OF PROXY VOTING RECORD ON FORM N-PX

 IV. ANNUAL APPROVAL OF PROXY VOTING POLICIES AND PROCEDURES

                                      * * *

 I. DELEGATION OF PROXY VOTING TO SUBADVISERS

            A.    DELEGATION

                  The subadviser for each Trust portfolio shall vote all proxies relating to securities held by the portfolio and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940.

            B.    PROXY VOTING PROCEDURES

                  Except as noted under I.C. below, the proxy voting policies and procedures for each Trust portfolio shall be the same as those used by the portfolio's subadviser to vote proxies for the Trust portfolio. The proxy voting policies and procedures of the subadviser to each Trust portfolio relating to voting proxies of each Trust portfolio it manages, as such policies and procedures may be amended from time to time (the "Subadviser Proxy Voting Procedures"), are hereby incorporated into these policies and procedures by reference.

            C.    UNDERLYING FUNDS

                  With respect to voting proxies relating to the securities of an underlying fund held by a Trust portfolio in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, or to the extent disclosed in the Trust's registration statement, the subadviser for the Trust portfolio, or the Trust, will vote proxies in the same proportion as the vote of all other holders of such underlying fund securities, unless the Trust intends to seek voting instructions from the shareholders of the Trust portfolio, in which case the subadviser, or the Trust, will vote proxies in the same proportion as the instructions timely received from shareholders of the Trust portfolio.

II. MATERIAL CONFLICTS OF INTEREST

      If (1) the subadviser to any Trust portfolio knows that a vote presents a material conflict between the interests of (a) shareholders of the Trust portfolio and (b) the Trust's investment adviser, principal underwriter or any affiliated person of the Trust, its investment adviser or its principal underwriter, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its pre-determined proxy voting guidelines, then the subadviser will follow its conflict of interest procedures (as set forth in the subadviser's proxy voting policies and procedures) when voting such proxies. If the proxy voting policies and procedures of any subadviser indicate that, in the case of any conflict of interest between the interests of shareholders of a Trust portfolio and another party, the subadviser will abstain from voting or will request the Board of Trustees of the Trust to provide voting instructions, the subadviser shall not abstain or make such request but instead shall vote proxies, in its discretion, either as recommended by an independent third party or as the subadviser may determine in its reasonable judgment to be in the best interests of the shareholders of the Trust portfolio.

III. PROCEDURES FOR SHAREHOLDERS/CONTRACT OWNERS TO OBTAIN PROXY VOTING POLICIES AND PROXY VOTING RECORD. DISCLOSURE OF PROXY VOTING PROCEDURES

            A. DISCLOSURE OF POLICIES AND PROCEDURES IN THE STATEMENT OF ADDITIONAL INFORMATION

                  The Trusts shall disclose in their Statements of Additional Information a summary of their Proxy Voting Policies and Procedures and of the Subadviser Proxy Voting Procedures included therein. (In lieu of including a summary of the procedures, the Trusts may instead include the actual Subadviser Proxy Voting Procedures in the Statements of Additional Information.)

            B.    DISCLOSURE IN ANNUAL AND SEMI-ANNUAL REPORT

                  The Trusts shall disclose in their annual and semi-annual shareholder reports that:

                        a) a description of the Trusts' proxy voting policies and procedures and

                        b) the Trusts' proxy voting record for the most recent 12 month period ending June 30th, are available:

                                    1.    on the SEC's website, and

                                    2.    without charge, upon request, by
                                          calling a specified toll-free
                                          telephone number. The Trusts will send
                                          these documents within three business
                                          days of receipt of a request, by
                                          first-class mail or other means
                                          designed to ensure equally prompt
                                          delivery.

            C.    FILING OF PROXY VOTING RECORD ON FORM N-PX

                  The Trusts will annually file their complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve month period ended June 30th no later than August 31st of each year.

 IV. ANNUAL APPROVAL OF PROXY VOTING PROCEDURES

      The Trusts' proxy voting policies and procedures shall be re-approved by the Trusts' Boards of Trustees at least annually.

PROXY POLICIES AND PROCEDURES

ADOPTED BY THE AIM FUNDS BOARD OF DIRECTORS/TRUSTEES JUNE 10-11, 2003

A.       PROXY POLICIES

Each of A I M Advisors, Inc., A I M Capital Management Group, Inc., AIM Private Asset Management Group, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

I.       BOARDS OF DIRECTORS

A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit and compensation committees, should be completely independent.

There are some actions by directors that should result in votes being withheld. These instances include directors who:

- Are not independent directors and sit on the board's audit or compensation committee;

- Attend less than 75 percent of the board and committee meetings without a valid excuse;

-        Implement or renew a dead-hand or modified dead-hand poison pill;

- Enacted egregious corporate governance policies or failed to replace management as appropriate;

- Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

- Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

- Long-term financial performance of the target company relative to its industry;

-        Management's track record;

-        Portfolio manager's assessment;

-        Qualifications of director nominees (both slates);

- Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

-        Background to the proxy contest.

II.      INDEPENDENT AUDITORS

A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

- It is not clear that the auditors will be able to fulfill their function;

- There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

- The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

III.     COMPENSATION PROGRAMS

Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

- We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

- We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

- We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

- We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

- We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

IV.      CORPORATE MATTERS

We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

- We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

- We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

- We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

- We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

V.       SHAREHOLDER PROPOSALS

Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

- We will generally abstain from shareholder social and environmental proposals.

- We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

- We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

- We will generally vote for proposals to lower barriers to shareholder action.

- We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).

VI.      OTHER

- We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

- We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

- We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

AIM's proxy policies, and the procedures noted below, may be amended from time to time.

B.       PROXY COMMITTEE PROCEDURES

The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department. The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.

AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.

In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of Funds' Board of Directors/Trustees:

     1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

     2. AIM will not publicly announce its voting intentions and the reasons therefore.

     3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

     4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.       BUSINESS/DISASTER RECOVERY

If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, ISS shall vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

D.       RESTRICTIONS AFFECTING VOTING

If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.       CONFLICTS OF INTEREST

The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.

To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

                  American Century Investment Management, Inc.

                              PROXY VOTING POLICIES

American Century Investment Management, Inc. ("American Century") is the investment manager for a variety of clients, including the American Century family of mutual funds. As such, it has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by American Century.

GENERAL PRINCIPLES

In voting proxies, American Century is guided by general fiduciary principles. It must act prudently, solely in the interest of our clients, and for the exclusive purpose of providing benefits to them. American Century will attempt to consider all factors of its vote that could affect the value of the investment. We will not subordinate the interests of clients in the value of their investments to unrelated objectives. In short, American Century will vote proxies in the manner that we believe will do the most to maximize shareholder value.

SPECIFIC PROXY MATTERS

A. ROUTINE MATTERS

      1.   ELECTION OF DIRECTORS

            a. GENERALLY. American Century will generally support the election of directors that result in a board made up of a majority of independent directors. In general, American Century will vote in favor of management's director nominees if they are running unopposed. American Century believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. American Century of course maintains the ability to vote against any candidate whom it feels is not qualified. For example, we will generally vote for management's director nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities. Conversely, we will vote against individual directors if they do not provide an adequate explanation for repeated absences at board meetings. When management's nominees are opposed in a proxy contest, American Century will evaluate which nominees' publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents. In cases where American Century's clients are significant holders of a company's voting securities, management's recommendations will be reviewed with the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund, the trustee of a retirement plan).

            b. COMMITTEE SERVICE. American Century will withhold votes for non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

            c. CLASSIFICATION OF BOARDS. American Century will support proposals that seek to declassify boards. Conversely, American
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--------------------------------------------------------------------------------

                  Century will oppose efforts to adopt classified board structures.

            d. MAJORITY INDEPENDENT BOARD. American Century will support proposals calling for a majority of independent directors on a board. We believe that a majority of independent directors can help to facilitate objective decision making and enhances accountability to shareholders.

            e. WITHHOLDING CAMPAIGNS. American Century will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs (a) through (d) above.

      2.    RATIFICATION OF SELECTION OF AUDITORS

            American Century will generally rely on the judgment of the issuer's audit committee in selecting the independent auditors who will provide the best service to the company. American Century believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. We will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or
            (3) there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company's financial position.

B. EQUITY-BASED COMPENSATION PLANS

            American Century believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. American Century recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. American Century will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management's recommendations with respect to adoption of or amendments to a company's equity-based compensation plans, provided that the total number of shares reserved under all of a company's plans is reasonable and not excessively dilutive.

            American Century will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company's overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.

            Amendments which are proposed in order to bring a company's plan within applicable legal requirements will be reviewed by American Century's legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.

            American Century will generally vote against the adoption of plans

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            or plan amendments that:

            - provide for immediate vesting of all stock options in the event of a change of control of the company (see "Anti-Takeover Proposals" below);

            - reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. American Century will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;

            - establish restriction periods shorter than three years for restricted stock grants;

            - do not reasonably associate awards to performance of the company; and

            -     are excessively dilutive to the company.


C. ANTI-TAKEOVER PROPOSALS

In general, American Century will vote against any proposal, whether made by management or shareholders, which American Century believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.

      1.    CUMULATIVE VOTING

            American Century will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. American Century believes that the elimination of cumulative voting constitutes an anti-takeover measure.

      2.    STAGGERED BOARD

            If a company has a "staggered board," its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, American Century believes that staggered boards are primarily an anti-takeover device and will vote against them. However, American Century does not necessarily vote against the re-election of staggered boards.

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      3.    "BLANK CHECK" PREFERRED STOCK

            Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile take-over attempt, the board could issue such stock to a friendly party or "white knight" or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, American Century will vote against blank check preferred stock. However, American Century may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.

      4.    ELIMINATION OF PREEMPTIVE RIGHTS

            When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.

            While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company's ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company's stock. In the long term, shareholders could be adversely affected by preemptive rights. American Century generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.

      5.    NON-TARGETED SHARE REPURCHASE

            A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management's belief in the favorable business prospects of the company. American Century finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company's financial condition.

      6.    INCREASE IN AUTHORIZED COMMON STOCK

            The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. American Century will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock

                                                                          Page 4
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            dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, American Century will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.

      7.    "SUPERMAJORITY" VOTING PROVISIONS OR SUPER VOTING SHARE CLASSES

            A "supermajority" voting provision is a provision placed in a company's charter documents which would require a "supermajority" (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. American Century believes that these are standard anti-takeover measures and will vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.

      8.    "FAIR PRICE" AMENDMENTS

            This is another type of charter amendment that would require an offeror to pay a "fair" and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. American Century will carefully examine all fair price proposals. In general, American Century will vote against fair price proposals unless it can be determined from the proposed operation of the fair price proposal that it is likely that share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.

      9.    LIMITING THE RIGHT TO CALL SPECIAL SHAREHOLDER MEETINGS.

            The incorporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company's charter documents. American Century believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and we will vote against proposals attempting to eliminate this right and for proposals attempting to restore it.

      10.   POISON PILLS OR SHAREHOLDER RIGHTS PLANS

            Many companies have now adopted some version of a poison pill plan

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            (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.

            The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to "entrench" management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. American Century believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. American Century will generally vote against all forms of poison pills.

            We will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. We will generally vote in favor of such a poison pill if it is linked to a business strategy that will - in our view - likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.

      11.   GOLDEN PARACHUTES

            Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, American Century will evaluate the specifics of the plan presented.

      12.   REINCORPORATION

            Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.

            We will examine reincorporation proposals on a case-by-case basis. If American Century believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. We will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, American Century will vote affirmatively.

      13.   CONFIDENTIAL VOTING

            Companies that have not previously adopted a "confidential voting" policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.

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            Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders' confidentiality. American Century believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, we will vote in favor of any proposal to adopt confidential voting.

      14.   OPTING IN OR OUT OF STATE TAKEOVER LAWS

            State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. American Century believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, American Century will vote in favor of opting out of restrictive state takeover laws.

C. OTHER MATTERS

      1.    SHAREHOLDER PROPOSALS INVOLVING SOCIAL, MORAL OR ETHICAL MATTERS

            American Century will generally vote management's recommendation on issues that primarily involve social, moral or ethical matters, such as the MacBride Principles pertaining to operations in Northern Ireland. While the resolution of such issues may have an effect on shareholder value, the precise economic effect of such proposals, and individual shareholder's preferences regarding such issues is often unclear. Where this is the case, American Century believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of American Century clients, and therefore will review management's assessment of the economic effect of such proposals and rely upon it if we believe its assessment is not unreasonable.

            Shareholders may also introduce social, moral or ethical proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company's contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. American Century believes that such proposals are better addressed outside the corporate arena, and will vote with management's recommendation; in addition, American Century will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.

      2.    ANTI-GREENMAIL PROPOSALS

            "Anti-greenmail" proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they

                                                                          Page 7
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American Century Investments                               PROXY VOTING POLICIES
--------------------------------------------------------------------------------

            should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. American Century believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will vote in favor of anti-greenmail proposals.

      3.    INDEMNIFICATION

            American Century will generally vote in favor of a corporation's proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.

      4.    NON-STOCK INCENTIVE PLANS

            Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and American Century will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.

      5.    DIRECTOR TENURE

            These proposals ask that age and term restrictions be placed on the board of directors. American Century believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.

      6.    DIRECTORS' STOCK OPTIONS PLANS

            American Century believes that stock options are an appropriate form of compensation for directors, and American Century will vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company's total exposure to stock option plan dilution.

      7.    DIRECTOR SHARE OWNERSHIP

            American Century will vote against shareholder proposals which would require directors to hold a minimum number of the company's shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.

MONITORING POTENTIAL CONFLICTS OF INTEREST

Corporate management has a strong interest in the outcome of proposals

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American Century Investments                               PROXY VOTING POLICIES
--------------------------------------------------------------------------------

submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management's positions and give American Century staff the opportunity to ask additional questions about the matter being presented. Companies with which American Century has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for American Century clients, our proxy voting personnel regularly catalog companies with whom American Century has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).

          ************************************************************

The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, American Century will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.

Case-by-case determinations will be made by American Century staff, which is overseen by the General Counsel of American Century, in consultation with equity managers. Electronic records will be kept of all votes made.

                                   Original 6/1/1989

                                   Revised 12/05/1991

                                   Revised 2/15/1997

                                   Revised 8/1/1999

                                   Revised 7/1/2003

                       DAVIS SELECTED ADVISERS, LP ("DSA")
                      PROXY VOTING POLICIES AND PROCEDURES

                             AMENDED AUGUST 6, 2003

                                Table of Contents

I.       Introduction

II.      Principals

III.     Fiduciary Duties of Care and Loyalty

IV.      Pre-Determined Voting Policies

V.       Ensuring Proxies are Voted

VI.      Identifying and Resolving Potential Conflicts of Interest

VII.     Proxy Oversight Group

VIII.    Shareholder Activism

IX.      Obtaining Copies of How Proxies Were Voted

X.       Summary of Proxy Voting Policies and Procedures

XI.      Records

XII.     Amendments

Exhibit A: "Pre-Determined Proxy Voting Policies"

                                 I. INTRODUCTION

DSA exercises a voice on behalf of its clients in matters of corporate governance through the proxy voting process. DSA takes its ownership responsibilities very seriously and believe the right to vote proxies for its clients' holdings is a significant asset of the clients. DSA exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients' investments.

DSA acquires and holds a company's securities in the portfolios it manages in the expectation that they will be a good investment and appreciate in value. As such, DSA votes proxies with a focus on the investment implications of each issue. For each proxy vote, DSA takes into consideration its duty to clients and all other relevant facts available to DSA at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.

DSA has established a Proxy Oversight Group, a committee of senior DSA officers, to oversee voting policies and decisions for clients. The group performs its responsibilities in accordance with proxy voting principles to ensure that DSA's voting policies reflect a thorough analysis of the issues and their potential impact on shareholder value. These principles will frame the analysis of each proxy issue and provide a basis for decision-making in all instances. In evaluating issues, the Proxy Oversight Group may consider information from many sources, including the portfolio manager for each client account, management of a company presenting a proposal, shareholder groups, and independent proxy research services..

                                 II. PRINCIPALS

Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the Board, as well as exercising their right to grant or withhold approval for actions proposed by the Board or company management. The interests of shareholders are best served by the following principles when considering proxy proposals:

Preserve and expand the power of shareholders in areas of corporate governance - Equity shareholders are owners of the business - company boards and management teams are ultimately accountable to them. DSA supports policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members, cumulative voting, and incentive plans that are contingent on delivering value to shareholders. DSA opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.

Allow responsible management teams to run the business - DSA supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, DSA opposes proposals that limit management's ability to do this. DSA will generally oppose proposals that seek to place restrictions on management in order to promote political, religious or social agendas.

Please see DSA's Pre-Determined Proxy Voting Policies for more details ("Exhibit A").

                   III. FIDUCIARY DUTIES OF CARE AND LOYALTY

Advisers are fiduciaries. As fiduciaries, advisers must act in the best interests of their clients. Thus, when voting portfolio securities, DSA must act in the best interest of the client and not in its own interest.

When DSA has been granted the authority to vote client proxies, DSA owes the client the duties of "care" and "loyalty":

(1) The duty of care requires DSA to monitor corporate actions and vote client proxies if it has undertaken to do so.

(2) The duty of loyalty requires DSA to cast the proxy votes in a manner that is consistent with the best interests of the client and not subrogate the client's interest to DSA's own interests.

                       IV. PRE -DETERMINED VOTING POLICY

Attached to these Proxy Voting Policies and Procedures is Exhibit A "Pre-Determined Voting Policies" that describe DSA's general proxy voting policies. DSA may, however, deviate from the general polices in order to accomplish a specific objective. All deviations from the stated polices shall be documented.

                         V. ENSURING PROXIES ARE VOTED

The Chief Compliance Officer is responsible for monitoring corporate actions and voting client proxies if DSA has been assigned the right to vote the proxies.

Scope. If a client has not authorized DSA to vote its proxies, then these Policies and Procedures shall not apply to that client's account. The scope of DSA's responsibilities with respect to voting proxies are ordinarily determined by DSA's contracts with its clients, the disclosures it has made to its clients, and the investment policies and objectives of its clients.

  Cost/Benefit Analysis DSA is NOT required to vote every proxy. There may be times when refraining from voting a proxy is in the client's best interest, such as when DSA determines that the cost of voting the proxy exceeds the expected benefit to the client. DSA shall not, however, ignore or be negligent in fulfilling the obligation it has assumed to vote client proxies.

DSA is not expected to expend resources if it has no reasonable expectation that doing so will provide a net benefit to its clients. For example, if clients hold only a small position in a company, or if the company's shares are no longer held by DSA clients at the time of the meeting, a decision to not vote the proxies, engage management in discussions, or to sell the securities rather than fight the corporate action, may be appropriate, particularly if the issue involved would not significantly affect the value of clients' holdings.

RECORD OF VOTING

The Chief Compliance Officer shall maintain records of how client proxies were voted. The Chief Compliance Officer shall also maintain a record of all votes which are inconsistent with Exhibit A "General Proxy Voting Policies".

          VI IDENTIFYING AND RESOLVING POTENTIAL CONFLICTS OF INTEREST

                         Potential Conflicts of Interest

A potential conflict of interest arises when DSA has business interests that may not be consistent with the best interests of its client. In reviewing proxy issues to identify any potential material conflicts between DSA's interests and those of its clients, DSA will consider:

     (1) Whether DSA has an economic incentive to vote in a manner that is not consistent with the best interests of its clients. For example , DSA may have an economic incentive to vote in a manner that would please corporate management in the hope that doing so might lead corporate management to direct more business to DSA. Such business could include managing company retirement plans, serving as sub-adviser for funds sponsored by the company, l; or

     (2) Whether there are any business or personal relationships between a DSA employee and the officers or directors of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients.

Assessing Materiality. Materiality will be defined as the potential to have a significant impact on the outcome of a proxy vote.

IDENTIFYING POTENTIAL CONFLICTS OF INTEREST

The Chief Compliance Officer is responsible for identifying potential material conflicts of interest and voting the proxies in conformance with direction received from the Proxy Oversight Group. The Chief Compliance Officer shall bring novel or ambiguous issues before the Proxy Oversight Group for guidance.

RESOLVING POTENTIAL CONFLICTS OF INTEREST

The Proxy Oversight Group is charged with resolving material potential conflicts of interest which it becomes aware of. It is charged with resolving conflicts in a manner that is consistent with the best interests of clients. There are many acceptable methods of resolving potential conflicts and the Proxy Oversight Group shall exercise its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:

     (1) Votes consistent with Exhibit A "General Proxy Voting Policies" are presumed to be consistent with the best interests of clients;

     (2) DSA may disclose the conflict to the client and obtain the client's consent prior to voting the proxy.

     (3) DSA may obtain guidance from an independent third party

     (4) The potential conflict may be immaterial.

     (5) Other reasonable means of resolving potential conflicts of interest which effectively insulate the decision on how to vote client proxies from the conflict:

                           VII. PROXY OVERSIGHT GROUP

DSA has established a Proxy Oversight Group, a committee of senior DSA officers, to oversee voting policies and decisions for clients. The Proxy Oversight Group:

     (1) Establishes, amends, and interprets proxy voting policies and procedures;

     (2) Oversees how DSA's compliance department (which monitors corporate actions and votes client proxies in accordance with these proxy procedures) executes these duties; and

     (3) Resolves conflicts of interest identified by the Compliance
         Department.

COMPOSITION OF THE PROXY OVERSIGHT GROUP

The following are the members of the Proxy Oversight Group: DSA's:

     (1) Proxy Analyst;

     (2) Chief Compliance Officer; and

     (3) Chief Legal Officer

Two or more members shall constitute a quorum. Meetings may be held telephonically. A vote by a majority of the Proxy Oversight Group shall be binding. Action may be taken without a meeting by memorandum signed by two or more members.

                            VIII SHAREHOLDER ACTIVISM

DSA's fiduciary duties to its clients do not necessarily require DSA to become a "shareholder activist". As a practical matter, DSA will determine whether to engage in management discussion based upon its costs and expected benefits to clients.

Prior to casting a single vote, DSA may use its influence as a large shareholder to highlight certain management practices. Consistent with its fiduciary duties, DSA may discuss with company management its views on key issues that affect shareholder value. Opening lines of communication with company management to discuss these types of issues can often prove beneficial to DSA's clients.

                  IX OBTAINING COPIES OF HOW PROXIES WERE VOTED

DSA's clients may obtain a copy of the record of how their own proxies were voted by writing to:

         Davis Selected Advisers, L.P.
         Attn: Chief Compliance Officer
         2949 East Elvira Road, Suite 101
         Tucson, Arizona, 85706

No party is entitled to obtain a copy of how proxies, other than their own, were voted without valid government authority.

                X SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

DSA shall maintain a summary of its Proxy Voting Policies and Procedures which also describes how a client may obtain a copy of DSA's Proxy Voting Policies and Procedures. This summary shall be included in DSA's Form ADV Part II, which is delivered to all new clients..

                                  XI. RECORDS

DSA shall make retain for the legally required periods the following records:

     (a) Copies of DSA's Proxy Voting Policies and Procedures and each amendment thereof;

     (b) Proxy statements received regarding client securities;

     (c) Records of votes DSA cast on behalf of clients;

     (d) Records of written client requests for proxy voting information and DSA's response;

     (e) Any documents prepared by DSA that were material to making a decision how to vote, or that memorialized the basis of the decision.

                                 XII AMENDMENTS

DSA's Proxy Oversight Group may amend these Proxy Policies and Procedures from time to time. Clients shall be notified of material changes.

                                    EXHIBIT A
                          DAVIS SELECTED ADVISERS, L.P.
                      PRE-DETERMINED PROXY VOTING POLICIES

                             AMENDED: AUGUST 6, 2003

Notice: Davis Selected Advisers, L.P. ("DSA") has established the following general principals for voting proxies on behalf of its clients. While these principals shape our policies, DSA always reviews each proxy individually. As a result, there may be cases in which particular circumstances lead us to vote an individual proxy differently than otherwise stated within this document. In such exceptional cases, we will document our reasoning. Although our decisions may prove to have been incorrect in the light of future events, they will always be made with the intention of maximizing the long-term value of our clients' investment. Items not addressed within these policies will be evaluated on a case-by-case basis.

                            I. THE BOARD OF DIRECTORS

A. VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

As Corporate Directors are elected to represent the economic interests of shareholders, our voting on Director Nominees will be shaped by our assessment of a director's record in representing the interests of shareholders. The most important responsibility of a director is the selection, evaluation and compensation of senior management, and we pay particular attention to directors' performance in this area. Philosophically, we look for directors to construct long-term compensation plans that do not allow for senior executives to be excessively compensated if long-term returns to shareholders are poor. We prefer directors to specify the benchmarks or performance hurdles by which they are evaluating management's performance. Appropriate hurdles should include the company's performance relative to its peers and the S&P 500 as well as its cost of equity capital. We expect directors to construct plans such that incentive compensation will not be paid if performance is below these hurdles.

Although such a philosophy does not allow for exact precision,

     - We will generally withhold votes for directors of any company that issues options representing more than two percent of the shares outstanding in a given year without a specified performance hurdle.

     - We will generally withhold votes for directors of companies that issue more than 0.67% of the shares outstanding in restricted stock without a specified performance hurdle.

     - We will generally withhold votes for any director of any company that issues a combination of options and restricted shares (converted at a three to one ratio) that together add up to more than 2% of shares outstanding.

     - We will generally withhold votes for any director of any company that has allowed stock options to be re-priced or exchanged at lower prices in the previous year.

     - We will generally vote for pulling future option grants into the present year.

Directors also bear responsibility for the presentation of a company's financial statements and for the choice of broad accounting policies. We believe directors should favor conservative policies. Specifically,

     - We will generally withhold votes for any director of any company that does not account for employee stock options as an expense in the calculation of net income by January 2004.

     - We will generally withhold votes for any director of any company that uses unrealistic returns and assumptions in calculating a company's pension obligations, expenses or pension fund returns.

In voting on director nominees, we will also consider the following factors:

-    long-term corporate performance

-    nominee's investment in the company

- corporate governance provisions and takeover activity (discussed in Sections III and IV)

-    director compensation

-    number of other board seats held by nominee

-    interlocking directorships

-    nominee's attendance at meetings (past two years)

-    relevant business experience

-    ethical track record

B. CLASSIFICATION/DECLASSIFICATION OF THE BOARD

We vote AGAINST proposals to classify the board.

We vote FOR proposals to repeal classified boards and to elect all directors annually.

                           II. EXECUTIVE COMPENSATION

We believe in pay for performance. We recognize that compensation levels must be competitive and realistic and that under a fair system exceptional managers deserve to be paid exceptionally well. Our test to determine whether or not a proposal for long-term incentive compensation is appropriate is based on the following two questions.

     1. Over the long-term, what is the minimum level of shareholder returns below which management's performance would be considered poor?

             -    Performance below that of the S&P 500.

             -    Performance below a pre-selected group of competitors.

             -    Performance below the company's cost of equity capital.

     2. Does the company's proposed incentive compensation plan (including options and restricted stock) allow for the management to receive significant incentive compensation if long-term returns to shareholders fall below the answer specified above?

In most cases, the answer to the first question is unspecified. In virtually all cases, the answer to the second question is "yes," as most companies use non-qualified stock options and restricted stock for the bulk of their long-term compensation. These options and shares will become enormously valuable even if the shares compound at an unacceptably low rate - or actually do not go up at all but are simply volatile - over the long term. A fair system of long-term incentive compensation should include a threshold rate of performance below which incentive compensation is not earned.

Recognizing that many companies have and will continue to issue non-qualified stock options as part of their long term incentive compensation plans, we have devolved guidelines to determine the appropriate maximum amount to be given in any one year. Our thinking on this issue is shaped by the fact that America's Ten Most Admired Companies as determined by Fortune Magazine for 2002 had an average annual option grant over the last seven years of only 1.4 percent (excluding Microsoft at 1.2 percent). As a result, we believe a large option program is not a necessary characteristic of either highly admired or high-performing companies. As a result,

     - We will generally vote against any compensation plan that grants options representing more than two percent of the shares outstanding in a given year without a specified performance hurdle.

     - We will generally vote against any compensation plan that grants more than 0.67% of the shares outstanding in restricted stock without a specified performance hurdle.

     - We will generally vote against any compensation plan that grants a combination of options and restricted shares (converted at a three to one ratio) that together add up to more than 2% of shares outstanding.

     - We will generally vote against any proposal to allow stock options to be re-priced or exchanged at lower prices.

     - We will generally vote against multi-year authorizations of shares to be used for compensation unless the company's past actions have been consistent with these policies.

     - We will generally vote in favor of shareholder proposals advocating the addition of performance criteria to long-term compensation plans.

                           III. TENDER OFFER DEFENSES

A. POISON PILLS

We will generally vote AGAINST management proposals to ratify a poison pill.

We will generally vote FOR shareholder proposals to redeem a poison pill.

B. FAIR PRICE PROVISIONS

We will generally vote FOR fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

We will generally vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C. GREENMAIL

We will generally vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

We review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

D. PALE GREENMAIL

We review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

E. UNEQUAL VOTING RIGHTS

We will generally vote AGAINST dual class exchange offers.

We will generally vote AGAINST dual class recapitalizations.

F. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

We will generally vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

We will generally vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

G. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

We will generally vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We will generally vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

H. WHITE SQUIRE PLACEMENTS

We will generally vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

                               IV. PROXY CONTESTS

A. VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis, considering the following factors:

     - long-term financial performance of the target company relative to its industry

     -   management's track record

     -   background to the proxy contest

     -   qualifications of director nominees (both slates)

     - evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met

     -   stock ownership positions

B. REIMBURSE PROXY SOLICITATION EXPENSES

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a CASE-BY-CASE basis.

                           V. PROXY CONTEST DEFENSES

A. BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

We will generally vote AGAINST proposals to classify the board.

We will generally vote FOR proposals to repeal classified boards and to elect all directors annually.

B. SHAREHOLDER ABILITY TO REMOVE DIRECTORS

We will generally vote AGAINST proposals that provide that directors may be removed only for cause.

We will generally vote FOR proposals to restore shareholder ability to remove directors with or without cause.

We will generally vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We will generally vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

C. CUMULATIVE VOTING

We will generally vote AGAINST proposals to eliminate cumulative voting.

We will generally vote FOR proposals to permit cumulative voting.

D. SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

We will generally vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

We will generally vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

E. SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

We will generally vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

We will generally vote FOR proposals to allow or make easier shareholder action by written consent.

F. SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

We will generally vote FOR proposals that seek to fix the size of the board.

We will generally vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

                                  VI. AUDITORS

A. RATIFYING AUDITORS

We will generally vote FOR proposals to ratify auditors, unless any of the following apply:

     - An auditor has a financial interest in or association with the company (other than to receive reasonable compensation for services rendered), and is therefore not independent

     -   Fees for non-audit services are excessive, or

     - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

We vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

We will generally vote FOR shareholder proposals asking for audit firm rotation or partner rotation within an audit firm, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company. (Sarbanes-Oxley mandates that the partners on a company's audit engagement be subject to five-year term limits.)

                    VII. MISCELLANEOUS GOVERNANCE PROVISIONS

A. CONFIDENTIAL VOTING

We will generally vote FOR shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

We will generally vote FOR management proposals to adopt confidential voting.

B. EQUAL ACCESS

We will generally vote FOR shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

C. BUNDLED PROPOSALS

We review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, we will generally vote AGAINST the proposals. If the combined effect is positive, we will generally vote FOR the proposals.

D. SHAREHOLDER ADVISORY COMMITTEES

We review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

E. STOCK OWNERSHIP REQUIREMENTS

We will generally vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board (we prefer Directors to be long- term shareholders). We oppose the awarding of stock options to directors.

F. TERM OF OFFICE AND INDEPENDENCE OF COMMITTEES

We will generally vote AGAINST shareholder proposals to limit the tenure of outside directors.

We will generally vote FOR shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

G. DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals concerning director and officer indemnification and liability protection are evaluated on a CASE-BY-CASE basis.

We will generally vote AGAINST proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

We will generally vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

We will generally vote FOR only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

H. CHARITABLE CONTRIBUTIONS

We will generally vote AGAINST shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.

I. AGE LIMITS

We will generally vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

J. BOARD SIZE

We will generally vote FOR proposals seeking to fix the board size or designate a range for the board size.

We will generally vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

K. CUMULATIVE VOTING

We will generally vote AGAINST proposals to eliminate cumulative voting.

We will generally vote FOR proposals to restore or permit cumulative voting.

L. ESTABLISH/AMEND NOMINEE QUALIFICATIONS

We vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

We will generally vote AGAINST shareholder proposals requiring two candidates per board seat.

M. FILLING VACANCIES/REMOVAL OF DIRECTORS

We will generally vote AGAINST proposals that provide that directors may be removed only for cause.

We will generally vote FOR proposals to restore shareholder ability to remove directors with or without cause.

We will generally vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We will generally vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

N. OBRA-RELATED COMPENSATION PROPOSALS

-    AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANT OR AMEND ADMINISTRATIVE
     FEATURES

We will generally vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

-    AMENDMENTS TO ADDED PERFORMANCE-BASED GOALS

We will generally vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

-    AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) are evaluated on a CASE-BY-CASE basis.

-    APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

We will generally vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA where the compensation plans have been historically consistent with our principles described in Section II of this document.

O. SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

We will generally vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.

We review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

P. GOLDEN AND TIN PARACHUTES

We will generally vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

We will generally review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

Q. EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

We will generally vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

R. 401(k) EMPLOYEE BENEFIT PLANS

We will generally vote FOR proposals to implement a 401(k) savings plan for employees.

S. STOCK PLANS IN LIEU OF CASH

We review plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock on a CASE-BY-CASE basis.

We will generally vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

We review plans which do not provide a dollar-for-dollar cash for stock exchange on a CASE-BY-CASE basis.

T. DIRECTOR RETIREMENT PLANS

We will generally vote AGAINST retirement plans for non-employee directors.

We will generally vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

                          VIII. STATE OF INCORPORATION

A. VOTING ON STATE TAKEOVER STATUTES

We review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B. VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation are examined on a CASE-BY-CASE basis.

                    IX. MERGERS AND CORPORATE RESTRUCTURINGS

A. MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account at least the following:

-        anticipated financial and operating benefits

-        offer price (cost vs. premium)

-        prospects of the combined companies

-        how the deal was negotiated

-        changes in corporate governance and their impact on shareholder rights

B. CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a CASE-BY-CASE basis.

C. SPIN-OFFS

Votes on spin-offs are considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D. ASSET SALES

Votes on asset sales are made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E. LIQUIDATIONS

Votes on liquidations are made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F. APPRAISAL RIGHTS

We will generally vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

G. CHANGING CORPORATE NAME

We will generally vote FOR changing the corporate name.

                       X. SOCIAL AND ENVIRONMENTAL ISSUES

In general, we ABSTAIN from voting on shareholder social and environmental proposals on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.

                             XI. CAPITAL STRUCTURE

A. COMMON STOCK AUTHORIZATION

We review on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue.

We use quantitative criteria that measure the number of shares available for issuance after analyzing the company's industry and performance. Our first step is to determine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after accounting for the requested increase. Shares reserved for legitimate business purposes, such as stock splits or mergers, are subtracted from the pool of shares available. We then compare this percentage to the allowable cap developed for the company's peer group to determine if the requested increase is reasonable. Each peer group is broken down into four quartiles and within each quartile an "allowable increase" for the company is set. The top quartile performers will have the largest allowable increase.

If the requested increase is greater than the "allowable increase" we will generally vote AGAINST the proposal.

B. REVERSE STOCK SPLITS

We will review management proposals to implement a reverse stock split on a CASE-BY-CASE basis. We will generally support a reverse stock split if management provides a reasonable justification for the split.

C. BLANK CHECK PREFERRED AUTHORIZATION

We will generally vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review on a CASE-BY-CASE basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

We review on a CASE-BY-CASE basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding we will generally vote AGAINST the requested increase. If the company does have preferred shares outstanding we will use the criteria set forth herein.

D. SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

We will generally vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

E. ADJUST PAR VALUE OF COMMON STOCK

We will generally vote FOR management proposals to reduce the par value of common stock.

F. PREEMPTIVE RIGHTS

We review on a CASE-BY-CASE basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

G. DEBT RESTRUCTURINGS

We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. We consider the following issues:

- Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

- Change in Control - Will the transaction result in a change in control of the company?

- Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self- dealing or other abuses.

H. SHARE REPURCHASE PROGRAMS

We will generally vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

I. DUAL-CLASS STOCK

We will generally vote AGAINST proposals to create a new class of common stock with superior voting rights.

We will generally vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

         - It is intended for financing purposes with minimal or no dilution to current shareholders.

         - It is not designed to preserve the voting power of an insider or significant shareholder.

J. ISSUE STOCK FOR USE WITH RIGHTS PLAN

We will generally vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

K. PREFERRED STOCK

We will generally vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

We will generally vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

We will generally vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

We will generally vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

We vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

L. RECAPITALIZATION

We vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

M. REVERSE STOCK SPLITS

We will generally vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

We will generally vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis.

N. STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

We will generally vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

O. TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as a spin-off.

                      DECLARATION MANAGEMENT & RESEARCH LLC
                       PROXY VOTING POLICY AND PROCEDURES

Declaration Management & Research LLC ("Declaration") is a fixed income manager and the securities we purchase for client accounts are predominantly fixed income securities. Accordingly, we are seldom if ever called upon to vote equity securities on our clients' behalf. However, in the event we were granted the discretion to vote proxies for a client's account and an occasion arose where an equity security needed to be voted, we would follow the following proxy voting policy in carrying out our responsibilities to that client.

I. General Principles

In order to set a framework within which proxy questions should be considered and voted, the following general principles should be applied:

1) As a fiduciary under ERISA or otherwise, the discretion to vote proxies for a client's account should be exercised keeping in mind a fiduciary's duty to use its best efforts to preserve or enhance the value of the client's account. We should vote on proxy questions with the goal of fostering the interests of the client (or the participants and beneficiaries in the case of an ERISA account).

2) Proxy questions should be considered within the individual circumstances of the issuer. It is possible that individual circumstances might mean that a given proxy question could be voted differently than what is generally done in other cases.

3) If a proxy question clearly has the capability of affecting the economic value of the issuer's stock, the question should be voted in a way that attempts to preserve, or give the opportunity for enhancement of, the stock's economic value.

4) In certain circumstances, even though a proposal might appear to be beneficial or detrimental in the short term, our analysis will conclude that over the long term greater value may be realized by voting in a different manner.

5) It is our policy that when we are given authority to vote proxies for a client's account, we must be authorized to vote all proxies for the account in our discretion. We do not accept partial voting authority nor do we accept instructions from clients on how to vote on specific issues, except in the case of registered investment companies. Clients may wish to retain proxy voting authority and vote their own proxies if necessary in order to satisfy their individual social, environmental or other goals.

Since we cannot currently anticipate circumstances in which Declaration would be called upon to vote an equity security for a client's account, it is difficult to specify in advance how we would vote on particular questions. For routine matters, we would expect to vote in accordance with the recommendation of the issuer's management. For all other matters, we would decide how to vote on a case-by-case basis considering the relevant circumstances of the issuer.

We will from time to time review this proxy voting policy and procedures and may adopt changes from time to time. Clients may contact Carole Parker, our Chief Compliance Officer, by calling 703-749-8240 or via e-mail at cparker@declaration.com to obtain a record of how we voted the proxies for their account.

II. Process

     At Declaration, the investment research analysts are responsible for performing research on the companies in which we invest. The same analysts would be responsible for decisions regarding proxy voting, as they would be the most familiar with company-specific issues. Portfolio managers may also provide input when appropriate. Proxy voting mechanics are the responsibility of the analyst.

     We may abstain from voting a client proxy if we conclude that the effect on the client's economic interests or the value of the portfolio holding is indeterminable or insignificant. We may also abstain from voting a client proxy for cost reasons (e.g., costs associated with voting proxies of non-U.S. securities). In accordance with our fiduciary duties, we would weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent. Our decision would take into account the effect that the vote of our client, either by itself or together with other votes, was expected to have on the value of our client's investment and whether this expected effect would outweigh the cost of voting.

     We will maintain the records required to be maintained by us with respect to proxies in accordance with the requirements of the Investment Advisers Act of 1940 and, with respect to our registered investment company clients, the Investment Company Act of 1940. We may, but need not, maintain proxy statements that we receive regarding client securities to the extent that such proxy statements are available on the SEC's Edgar system. We may also rely upon a third party to maintain certain records required to be maintained by the Advisors Act or the Investment Company Act.

III. Conflicts of Interest

     We manage the assets of various public and private company clients, and may invest in the securities of certain of these companies on behalf of our clients. As noted above, we invest principally in fixed income securities with respect to which proxies are not required to be voted. However, in the event we were to be granted the discretion to vote proxies by a client, and an equity security were to be held in that client's portfolio with respect to which a vote was required, we would be responsible for voting proxies for that security. We recognize that the potential for conflicts of interest could arise in situations where we have discretion to vote client proxies and where we have material business relationships(1) or material personal/family relationships(2) with an issuer (or with a potential target or acquirer, in the case of a proxy vote in connection with a takeover). To address these potential conflicts we have established a Proxy Voting Committee (the "Committee"). The Committee consists of the President, the Senior Vice President - Director of Portfolio Management, and the Chief Compliance Officer. The Committee will use reasonable efforts to determine whether a potential conflict may exist, including screening proxies against a list of clients with whom we have a material business relationship. However, a potential conflict shall be deemed to exist only if one or more of the members of the Committee actually know of the potential conflict. The Committee will work with the analyst assigned to the specific security to oversee the proxy voting process for securities where we believe we may have potential conflicts.

     The Committee will meet to decide how to vote the proxy of any security with respect to which we have identified a potential conflict. The Committee will consider the analyst's recommendation, make a decision on how to vote the proxy and document the Committee's rationale for its decision.

     Declaration is an indirect wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a public company. It is our general policy not to acquire or hold MFC stock on behalf of our clients. However, in the event that a client were to hold MFC stock in a portfolio which we managed, and we were responsible for voting a MFC proxy on behalf of the client, the Committee would decide how to vote the MFC proxy in a manner that it believes will maximize shareholder value. The Committee will document the rationale for its decision.

     It is Declaration's policy not to accept any input from any other person or entity, including its affiliates, when voting proxies for any security. In the event that a Declaration employee was contacted by any affiliate or any other person or entity, other than by means of standard materials available to all shareholders, with a recommendation on how to vote a specific proxy, the event would be reported to the Compliance Officer and would be documented. The Committee would then decide how to vote the proxy in question and would document the rationale for its decision.

----------
(1) For purposes of this proxy voting policy, a "material business relationship" is considered to arise in the event a client has contributed more than 5% of Declaration's annual revenues for the most recent fiscal year or is reasonably expected to contribute this amount for the current fiscal year.

(2) For purposes of this proxy voting policy, a "material personal/family relationship" is one that would be reasonably likely to influence how we vote proxies. To identify any such relationships, the Proxy Voting Committee will in connection with each proxy vote obtain information about
     (1) personal and/or family relationships between any Declaration employee involved in the proxy vote (e.g., analyst, portfolio manager and/or members of the Proxy Voting Committee, as applicable), and directors or senior executives of the issuer, and (ii) personal and/or immediate family investments of such employees in issuers which exceed 5% of the outstanding stock of the issuer.

     If there is controversy or uncertainty about how any particular proxy question should be voted, or if an analyst or a Committee member believes that he or she has been pressured to vote in a certain way, he or she will consult with the Committee or with the Compliance Officer, and a decision will be made whether to refer the proxy to the Committee for voting. Final decisions on proxy voting will ultimately be made with the goal of enhancing the value of our clients' investments.

Adopted 07/03
Revised 09/04

                            DEUTSCHE ASSET MANAGEMENT
                      PROXY VOTING POLICIES AND PROCEDURES

                              ADOPTED: MAY 5, 2003

I.   INTRODUCTION

     Deutsche Asset Management (DeAM)(1) has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best economic interest of clients, in accordance with its fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. In addition to SEC requirements governing advisers, DeAM's proxy policies reflect the fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 CFR 2509.94-2 (July 29,1994).

II.  PROXY VOTING RESPONSIBILITIES

     DeAM's authority and responsibility to vote the proxies for its advisory clients generally is established by its advisory contracts or comparable documents.(2) DeAM may have proxy voting responsibilities for investment companies and other clients for which it serves as investment adviser. With respect to client accounts that are sub-advised by an affiliated or unaffiliated investment adviser, DeAM may have proxy voting responsibilities, or such responsibilities may be delegated to the sub-adviser. Similarly, DeAM may have proxy voting responsibilities with respect to advisory client accounts for which it serves as investment sub-adviser.

III. POLICIES

             1. PROXY VOTING ACTIVITIES ARE CONDUCTED IN THE BEST ECONOMIC INTEREST OF CLIENTS

         These Policies and Procedures are intended to ensure that proxies are voted in the best economic interest of its clients. DeAM endeavors to resolve any conflicts of interest exclusively in the best economic interests of DeAM's clients.

             2.  ROLE OF PROXY VOTING WORKING GROUP

-------------------
(1) DeAM refers to Deutsche Investment Management Americas Inc. and Deutsche Asset Management, Inc., each an investment adviser registered under the Investment Advisers Act of 1940. These Policies and Procedures also may apply to other entities within the Deutsche Bank organization for which the Proxy Department and the Proxy Voting Working Group votes proxies.

(2) For purposes of these Policies and Procedures, "clients" refers to persons or entities: for which DeAM serves as investment adviser or sub-adviser; for which DeAM votes proxies; and that have an economic or beneficial ownership interest in the portfolio securities of issuers soliciting such proxies.

         The Proxy Voting Working Group is a formal working group that DeAM's Investment Committee established pursuant to a charter (the "PVWG"). Under its charter, the PVWG is responsible for adopting guidelines that ensure that DeAM votes each proxy in the best economic interests of its client. Accordingly, the PVWG has adopted the Proxy Voting Guidelines, attached as Attachment A, as may be amended from time to time, to govern the Proxy Department's proxy voting activities, as described below.

         DeAM's Proxy Department, a unit of DeAM's Asset Management Operations Group, is responsible for administering DeAM's proxy voting process and for voting proxies in accordance with the Guidelines. The PVWG monitors the Proxy Department's proxy voting activities (see section IV.6 below) and decides how to vote proxies where issues arise that are not covered by the Guidelines or where an exception to the Guidelines may be in the best economic interest of DeAM's clients.

         The Proxy Department Head and the PVWG Chair will refer any proxy issues not covered, in sum or substance, by the Guidelines to the PVWG. After duly considering the issue, the PVWG will vote the proxy accordingly.

         If a member of the Proxy Department, the Proxy Department Head, the PVWG Chair or any member of the PVWG believes that voting a particular proxy in accordance with the Guidelines may not be in the best economic interests of clients, that individual may bring this matter to the attention of the PVWG Chair or the PVWG. If the PVWG determines that voting the proxy in accordance with the Guideline is not in the best economic interests of clients, the PVWG will vote that proxy accordingly.

             3.  PROXY VOTES ARE CAST ON A CASE-BY-CASE BASIS

         Even in the case of proxy votes falling under the Guidelines, each vote takes into consideration the contractual obligations under the advisory agreement, including client directions, and other relevant facts and circumstances at the time of the vote (see discussion above).

     4.  CERTAIN PROXY VOTES MAY NOT BE CAST

         In some cases, the PVWG may determine that it is in the best economic interests of its clients not to vote certain proxies. For example, the PVWG may decide not to vote proxies of issuers subject to share blocking restrictions in order to preserve liquidity. In other cases, it may not be possible to vote certain proxies. For example, some foreign jurisdictions do not provide adequate notice to shareholders so that proxies may be voted on a timely basis. Voting rights on securities that have been loaned to third-parties transfer to those third-parties, with loan termination often the only way to attempt to vote proxies on the loaned securities. Lastly, the PVWG may determine that the costs to the client(s)

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

         associated with voting a particular proxy or group of proxies outweighs the economic benefits expected from voting the proxy or group of proxies.

         The Proxy Department Head will coordinate with the PVWG Chair regarding any specific proxies and any categories of proxies that will not be voted.

     5. AVAILABILITY OF PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

         Copies of DeAM's Proxy Voting Policies and Procedures, as they may be updated from time to time, are made available to clients as required by law and otherwise at DeAM's discretion. Clients may also obtain information on how their proxies were voted by DeAM as required by law and otherwise at DeAM's discretion.

IV. PROCEDURES

     The key aspects of DeAM's proxy voting process are as follows:

     1.  THE PVWG'S PROXY VOTING GUIDELINES

         The Proxy Voting Guidelines (see Attachment A) set forth the PVWG's standard voting positions on a comprehensive list of common proxy voting matters. The PVWG developed and updates the Guidelines based on consideration of current corporate governance principles, industry standards, client feedback, and the impact of the matter on issuers and the value of the investments.

         The PVWG will review the Guidelines at least annually. The PVWG will make any changes to the Guidelines, whether as a result of the annual review or otherwise, in the best economic interests of clients, and not in response to internal pressure or requests from directors, officers or employees within the Deutsche Bank organization or external pressure from trade associations, the press or other organizations. Before changing the Guidelines, the PVWG will thoroughly review and evaluate the proposed change and the reasons therefor, will ask PVWG members whether anyone within the Deutsche Bank organization has requested or attempted to influence the proposed change, and will fully document its rationale for approving any change to the Guidelines.

         The Guidelines may reflect a voting position that differs from the actual practices of the public company(ies) within the Deutsche Bank organization or of the investment companies for which DeAM or an affiliate serves as investment adviser or sponsor. Investment companies, particularly closed-end investment companies, are different from traditional operating companies. These differences may call for differences in voting positions on the same matter. For example, DeAM could vote "for" staggered boards of closed-end investment companies, although DeAM generally votes "against" staggered boards for operating companies. As reflected in the Guidelines, proxies solicited by closed-end

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

                                       iii

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         investment companies are generally voted in accordance with the pre-determined guidelines of an independent third-party.

     2.  SPECIFIC PROXY VOTING DECISIONS MADE BY PVWG

         As mentioned above, the Proxy Department refers to the PVWG proxy voting cases where, in the opinion of the Proxy Department's Head, the Guidelines do not provide conclusive direction on how to vote the particular proxy. Additionally, if, in the opinion of the PVWG, following the Guidelines may not be in the best economic interests of DeAM's clients, the PVWG will determine how to vote the proxy.

     3.  RESOLUTION OF CONFLICTS OF INTEREST

         A.  Procedures to Address Conflicts of Interest and Improper Influence

         General Rule. As a general matter, the DeAM Proxy Department uniformly votes in accordance with the PVWG's pre-determined Proxy Voting Guidelines.

         Overriding Principle. In all cases where the PVWG votes proxies,(3) the PVWG will vote those proxies in accordance with the best economic interests of DeAM's clients and without input from or consideration of parties involved in any actual or potential conflict of interests and without influence from any officer, director or employee within the Deutsche Bank organization.(4)

         Procedures To Be Followed Where the PVWG Votes Proxies. The PVWG, before voting any proxy, will inquire as to whether any PVWG member (whether voting or ex officio), any non-member employee, officer or director within the Deutsche Bank organization from whom the PVWG seeks proxy voting recommendations or guidance(5) ("PVWG Analysts"), or any employee, officer or director of a sub-adviser of the relevant client(s) or account(s) from whom the PVWG seeks or receives proxy voting recommendations or guidance ("Sub-Advisers") has a personal conflict of interest or has actual knowledge of an actual or apparent conflict of interest.(6) The PVWG also will inquire as to whether any director,

-----------------

(3) As mentioned above, the PVWG votes proxies where voting in accordance with the Guidelines may not be in the best economic interests of clients or where the Guidelines may not specifically dictate how the Proxy Department should vote a particular proxy.

(4) Such influence does not include recommendations from analysts or others that the PVWG may request from time to time.

(5)      E.g., portfolio managers, research analysts.

(6) This inquiry process will be conducted as follows. At the beginning of each meeting of the PVWG, the PVWG Chair will request that the attending PVWG members (voting and ex officio), PVWG Analysts and Sub-Advisers disclose any conflict of interest or improper influence issues involving the matters to be discussed at the meeting. These inquiries and discussions will be properly reflected in the PVWG's minutes.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

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         officer or employee within the Deutsche Bank organization (including
         PVWG members) or any other person (including other DeAM advisory clients, trade associations, and the press) has: (i) requested that the Proxy Department (or any member thereof), a PVWG member or PVWG Analyst either vote, or attempt to improperly influence the PVWG to vote, a particular proxy in a certain manner; or (ii) attempted to improperly influence the Proxy Department (or any member thereof), a PVWG member or PVWG Analyst in connection with proxy voting activities.

         If a PVWG member (whether voting or ex officio) or PVWG Analyst has actual knowledge of an actual or apparent conflict of interest involving the Deutsche Bank organization or is personally involved in an actual or apparent conflict of interest, the member or Analyst has a duty to disclose that fact to the PVWG Chair (or his or her designee) before engaging in any activities or participating in any discussions relating to the relevant proxy and otherwise upon the PVWG's or the Chair's request or inquiry. Similarly, if any officer, director or employee within the Deutsche Bank organization (including PVWG members and PVWG Analysts) or any other person has: (i) requested that a PVWG member or PVWG Analyst vote, or attempt to improperly influence the PVWG to vote, a particular proxy in a certain manner; or (ii) attempted to improperly influence a PVWG member or PVWG Analyst in connection with proxy voting activities, the Proxy Department (any member thereof), PVWG members and PVWG Analysts have a duty to disclose that fact to the PVWG Chair (or his or her designee) before engaging in any activities or participating in any discussions relating to the relevant proxy and otherwise upon the PVWG's or the Chair's request or inquiry.

         The PVWG will exclude any and all PVWG voting or ex officio members and PVWG Analysts who are personally involved in a conflict of interest, have actual knowledge of a conflict of interest, or have been the subject of an improper request or attempted improper influence, as described above, from participating in the PVWG's proxy voting activities regarding, and any discussions of, the particular proxy. The PVWG will also exclude from consideration the views of any Sub-Adviser (whether requested or volunteered) if the PVWG or any member thereof knows that the Sub-Adviser has an actual or apparent conflict of interest with respect to the particular proxy, or has attempted to improperly influence the vote.

         If, after excluding any and all PVWG voting members pursuant to the paragraph above, there are three or more PVWG voting members remaining, those remaining PVWG members will determine how to vote the proxy. If there are fewer than three PVWG voting members remaining, the PVWG will engage an

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

         independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.(7)

         B.       Investment Companies and Affiliated Public Companies

                  Investment Companies. As reflected in the Guidelines, DeAM votes all proxies solicited by open-end and closed-end investment companies, whether or not advised, sponsored or distributed by DeAM or an affiliate, in accordance with the pre-determined guidelines of an independent third-party.

                  Affiliated Public Companies. For proxies solicited by non-investment company issuers within the DeAM organization, DeAM will engage an independent third-party to vote such proxies, will vote the proxies in accordance with an independent third-party's recommendations, or will vote the proxies in accordance with the pre-determined guidelines of an independent third-party.

         C.       Other Procedures That Limit Conflicts of Interest

         DeAM and other entities in the deutsche bank organization have adopted a number of policies, procedures and internal controls that are designed to avoid various conflicts of interest, including those that may arise in connection with proxy voting. A list and brief description of the most relevant policies, procedures and internal controls follow. The PVWG expects that these policies, procedures and internal controls will greatly reduce the chance that the PVWG (or its members) would be involved in, aware of, or influenced by, an actual or apparent conflict of interest.

         -        Deutsche Bank Americas Code of Professional Conduct Policy.
                  This policy directs employees of DeAM and other Deutsche Bank entities to ensure that their personal interests do not conflict or cause the appearance of a conflict with the interests of customers. Under the policy, employees must report any conflicts to appropriate parties. The policy also generally prohibits DeAM employees involved in the investment or proxy voting process from having contact with other employees of Deutsche Bank or its affiliates. The policy also contains restrictions on outside business activities. Specifically, employees may not act on behalf of Deutsche Bank Americas in connection with any business or potential business involving any person, entity or organization in which the employee or employee's family members have direct or indirect
                  (i) managerial influence, such as serving as an executive officer, director, general partner or similar position, or
                  (ii) substantial ownership or beneficial interest.

------------------
(7) A third party is "independent" if the PVWG, after reasonable and appropriate investigation, determines that the third party has no actual or apparent conflicts of interest with respect to the particular proxy matter.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

                  Employees also must promptly disclose any business affiliation that the employee or employee's family members have that might give rise to a conflict of interest, or the appearance of a conflict, by virtue of the employee's duties and position with Deutsche Bank Americas, the nature of the activities of the employee's business unit or the nature of the employee's outside business affiliation. Lastly, employees must obtain the permission of their Managing Director prior to accepting any appointment to serve as an executive officer, director, general partner or similar position of any person, entity or organization that is an existing or prospective customer, supplier or competitor of Deutsche Bank.

         - Deutsche Bank Americas Information Barriers for Sections 13 and 16, and Reg. M Policy. This policy establishes information barriers between Deutsche Bank employees assigned to the Corporate and Investment Banking business group and the Corporate Investments business group (collectively, "CIB"), on the one hand, and Deutsche Bank employees assigned to the Private Clients and Asset Management business group ("PCAM"), which includes DeAM. The information barriers rely upon CIB and PCAM personnel adhering to the certain limitations. For example, PCAM and CIB personnel may not share between themselves non-public, proprietary or confidential information. Further, PCAM and CIB personnel may not coordinate or seek to coordinate decision making with respect to particular securities transactions or groups of transactions, or with respect to the voting of particular securities. The policy also states that PCAM (particularly Deutsche Asset Management) and CIB do not employ common managing directors, officers and employees as a general policy matter, and imposes certain restrictions in the event that there are any such common directors, officers or employees.

         - Deutsche Bank Americas/DeAM Confidential, Material, Non-Public Information, Chinese Walls, Insider Trading Policy. This policy provides for, among other things, independence of DeAM employees from CIB, and information barriers between DeAM and other affiliates. Specifically, no Deutsche Asset Management employee may be subject to the supervision or control of any CIB employee. No Deutsche Asset Management employee shall have his or her compensation based upon his or her contribution to any business activity within the Bank outside of the business of Deutsche Asset Management, without the prior approval of Legal or Compliance. Further, no CIB employee shall have any input into the compensation of a Deutsche Asset Management employee without the prior approval of Legal or Compliance. Under the information barriers section of this policy, as a general rule, employees of Deutsche Asset Management, as well as employees of certain other U.S. and non-U.S. based asset management affiliates, who are associated with the investment process should have no contact with employees of Deutsche Bank or its affiliates, outside of PCAM, regarding specific clients, business matters,

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

                  or initiatives. Further, under no circumstances should investment decisions or proxy votes be discussed with anyone outside of Deutsche Asset Management (and should only be discussed on a need-to-know basis).

         - Deutsche Asset Management Code of Ethics. This Code of Ethics addresses conflicts that may arise between an investment company's portfolio trading activities and the personal trading activities of certain DeAM employees. The Code prohibits conflicts or appearances of conflicts between the personal interests of certain DeAM employees and their responsibilities to clients. Under this Code, employees must disclose any such conflicts to appropriate persons. Employees also must obtain advance approval to serve on the board of any public company or to engage in any outside business activities.

         - Sarbanes-Oxley Senior Officer Code of Ethics. This Code of Ethics addresses, among other things, actual or potential conflicts that may arise between personal interests of fund officers and the interests of the fund. The Code applies to certain DeAM employees who serve as principal executive or financial officers of the investment companies for which DeAM (or an affiliate) serves as investment adviser. The Code directs these individuals to avoid actual or potential conflicts, and to report any known or suspected conflicts to appropriate parties.

         - Deutsche Bank Group Code of Conduct. This Code states that the Deutsche Bank Group seeks to avoid conflicts. Where conflicts are inevitable, the Group resolves conflicts, putting client interests first.

         - Physical Barriers That Limit Conflicts. DeAM employees generally are physically separated from other employees within the Deutsche Bank organization.

         D.       Description of Common Types of Conflicts of Interest

         Various conflicts of interest could arise from time to time in connection with DeAM'S proxy voting activities. A general description of certain of these conflicts follows:

         - Conflicts Between Client Interests and the Personal or Outside Business Interests of Advisory Personnel - A DeAM employee (or friend or family member of the employee) could have a personal or an outside business relationship with the company, companies or persons involved in the vote. In addition, a DeAM employee (or a friend or family member of the employee) could have a financial interest in the outcome of a vote,

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

                  particularly where employees are permitted to own the same securities that advisory clients hold.

         - Conflicts between Client Interests and the Business Interests of DeAM (or an Affiliate) -- DeAM (or an affiliate) could have a conflict of interest stemming from its desire to retain or gain business. For example, DeAM could be conflicted from an economic incentive to favor one client over another. DeAM also could have conflicts between client interests and DeAM's interests in business relationships with service providers and similar entities (e.g., a voting matter could be positive for the service provider's shareholders, but negative for its business partners). Conflicts also could arise between the personal interests of a client executive and DeAM's fiduciary duty to the same client or another client. Further, DeAM (or an affiliate) may have business relationships with not only the company soliciting the vote, but also another company or party involved in the vote (or a contest), or a director involved in the vote. Conflicts or pressures also may arise from the activities of trade groups and other organizations, either directly, where the organization contacts DeAM about a specific proxy, or indirectly, where the organization tracks and publicizes DeAM's proxy voting activities or record. DeAM would have a conflict of interest in voting on investment company proposals to increase DeAM's advisory fees. Lastly, DeAM's proprietary or monetary interests (or those of an affiliate) also could conflict with DeAM's duty to vote proxies in the best economic interests of clients.

         The above description is not all-inclusive, and other types of conflicts of interests may arise from time to time. To promote greater understanding of the types of conflicts that can arise in connection with proxy voting, the PVWG, with assistance from Legal and Compliance as needed, will hold annual conflicts of interest training sessions for its members, and will promptly provide such training to any new members.

         E.       Current and Future Composition of the PVWG

         The PVWG currently is composed of Dam employees who do not have any formal or informal roles or responsibilities with respect to cib or other areas in the Deutsche Bank organization. the pvwg intends to manage its current and future composition so that no PVWG member serves as a CIB officer, director or employee or serves in those capacities in another area within the deutsche bank organization.

         If a current PVWG member becomes a CIB officer, director or employee or serves in those capacities in another area within the Deutsche Bank organization, the member must promptly inform the PVWG, whereupon the PVWG will determine an appropriate course of action. An appropriate course of action may include requesting the member's resignation from the PVWG, removing the

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

         member from the PVWG, or determining that the member should continue serving as such, subject to any conditions or limitations that the PVWG deems appropriate (in addition to any applicable limitations or conditions set forth in the Deutsche Bank Americas/DeAM Confidential, Material, Non-Public Information, Chinese Walls, Insider Trading Policy).

         In evaluating a particular candidate for membership in the PVWG, the chair of the PVWG will consider and evaluate the candidate's potential involvement in actual or apparent conflicts of interest.

             4.   THE PROXY DEPARTMENT'S PROXY VOTING PROCESS

         The Proxy Department's proxy voting process is summarized below. More detail about the process is included in the Proxy Department's Flow Chart and the Desktop Policy and Procedures Manual.

             - A meeting notice is generated by issuing company (or consent-seeking party) specifying intent to conduct a shareholder vote, and setting the record date (in applicable markets) and meeting date for said meeting.

             - Meeting notices are transmitted by issuing company or its distribution agent to DeAM client custodians.

             - DeAM client custodians compile record date holdings for each account holding the relevant security.

             - DeAM client custodians send meeting notice, agenda and ballot share information to DeAM for those accounts where DeAM is designated the authorized proxy decision maker (for other accounts, clients may retain voting discretion or delegate discretion to a third party.). Hard copy or electronic proxy statements and additional materials, if any, are also provided when available. If proxy materials are not timely received directly from an issuer, their soliciting agent or through filings made with the SEC, DeAM will take reasonable steps to obtain them.

             - Due to the large volume of proxies voted and in order to ensure timely voting and adequate record keeping, DeAM utilizes Automated Data Processing's ProxyEdge application to track proxy activity for the vast majority of its accounts. A limited number of DeAM's global custodians deliver through Institutional Shareholder Services' Votex platform. Other applications or platforms may be used in the future.

             - Information maintained on DeAM's voting platforms include a list of upcoming meetings, all account ballots received, and vote decisions.

             - Whenever possible, internal holdings feeds are imported to facilitate reconciliation of ballot share amounts.

             - Both electronic meetings notices and proxy materials received are logged and sorted by date to ensure all meetings are voted and voted timely. A

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

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

                  proxy analyst, in accordance with the Guidelines, executes the proxies for each meeting on the voting platform.

             - The Proxy Department may consult with portfolio managers or research analysts for industry or security specific information. If input from a portfolio manager/analyst raises a question as to whether following the Guidelines is appropriate in the particular instance, the Proxy Department will refer the proxy vote to the PVWG.

             - In order to ensure adequate flexibility for portfolio managers to buy and sell securities, DeAM does not execute proxy votes for stocks subject to shareblocking restrictions.

             - The Proxy Department's Head must disclose to the PVWG's Chair any attempts by any officer, director or employee within the Deutsche Bank organization to influence the manner in which the Proxy Department votes proxies.

V. RECORDKEEPING

DeAM will maintain a record of each vote cast by DeAM that includes among other things, company name, meeting date, proposals presented, vote cast and shares voted. In addition, the Proxy Department maintains records for each of the proxy ballots it votes. Specifically, the Department's records include, but are not limited to:

         - The proxy statement (and any additional solicitation materials) and relevant portions of annual statements.

         - Any additional information considered in the voting process that may be obtained from an issuing company, its agents or proxy research firms.

         - Analyst worksheets created for stock option plan and share increase analyses

         -   Proxy Edge print-screen of actual vote election.

In addition, DeAM will retain these Policies and Procedures and the Guidelines; will maintain records of client requests for proxy voting information; and will retain any documents the Proxy Department or the PVWG prepared that were material to making a voting decision or that memorialized the basis for a proxy voting decision.

The PVWG also will create and maintain appropriate records documenting its compliance with these Policies and Procedures, including records of its deliberations and decisions regarding conflicts of interest and their resolution.

DeAM will maintain the above records in an easily accessible place for no less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate DeAM office.

With respect to its investment company clients, DeAM will create and maintain records of each company's proxy voting record for 12-month periods ended June
30. DeAM will compile the following information for each matter relating to a portfolio security

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

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

considered at any shareholder meeting held during the period covered by the report and with respect to which the company was entitled to vote:

         -   The name of the issuer of the portfolio security;

         - The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);

         - The Council on Uniform Securities Identification Procedures number for the portfolio security (if the number is available through reasonably practicable means);

         -   The shareholder meeting date;

         -   A brief identification of the matter voted on;

         - Whether the matter was proposed by the issuer or by a security holder; Whether the company cast its vote on the matter;

         - How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

         -   Whether the company cast its vote for or against management.

VI. THE PVWG'S OVERSIGHT ROLE

In addition to adopting the Guidelines and making proxy voting decisions on matters referred to it as set forth above, the PVWG will monitor the proxy voting process by reviewing summary proxy information presented by the Proxy Department Head. Said reviews include statistical analyses of the number of meetings, seasonal volume changes, proposals voted, proposal types and frequency of votes cast contrary to management. The PVWG will use this review process to determine, among other things, whether any changes should be made to the Guidelines. This review will take place at least quarterly and will be documented in the PVWG's minutes.

VII. REVIEW OF AND AMENDMENTS TO THE POLICIES AND PROCEDURES

The PVWG will review these Policies and Procedures on a periodic basis. Such reviews will be documented in the PVWG's minutes. As necessary or appropriate, the PVWG may amend these Policies and Procedures from time to time.

ATTACHMENT A - PROXY VOTING GUIDELINES


Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

                                                                    ATTACHMENT A

                             PROXY VOTING GUIDELINES

                             DEUTSCHE BANK AMERICAS
                                    NEW YORK

                            Deutsche Asset Management

                        2003 U.S. Proxy Voting Guidelines
                              (adopted May 5, 2003)

                                   [PICTURE]

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

                                                            [DEUTSCHE BANK LOGO]

                                TABLE OF CONTENTS

I. BOARD OF DIRECTORS...........................................................     1

   A. ELECTION OF DIRECTORS.....................................................     1
   B. CLASSIFIED BOARDS OF DIRECTORS............................................     1
   C. BOARD AND COMMITTEE INDEPENDENCE..........................................     1
   D. LIABILITY AND INDEMNIFICATION OF DIRECTORS................................     1
   E. QUALIFICATIONS OF DIRECTORS...............................................     2
   F. REMOVAL OF DIRECTORS AND FILLING OF VACANCIES.............................     2
   G. PROPOSALS TO FIX THE SIZE OF THE BOARD....................................     2

II. CAPITAL STRUCTURE...........................................................     3

   A. AUTHORIZATION OF ADDITIONAL SHARES........................................     3
   B. AUTHORIZATION OF "BLANK CHECK" PREFERRED STOCK............................     3
   C. STOCK SPLITS/REVERSE STOCK SPLITS.........................................     3
   D. DUAL CLASS/SUPERVOTING STOCK..............................................     3
   E. LARGE BLOCK ISSUANCE......................................................     4
   F. RECAPITALIZATION INTO A SINGLE CLASS OF STOCK.............................     4
   G. SHARE REPURCHASES.........................................................     4
   H. REDUCTIONS IN PAR VALUE...................................................     4

III. CORPORATE GOVERNANCE ISSUES................................................     5

   A. CONFIDENTIAL VOTING.......................................................     5
   B. CUMULATIVE VOTING.........................................................     5
   C. SUPERMAJORITY VOTING REQUIREMENTS.........................................     5
   D. SHAREHOLDER RIGHT TO VOTE.................................................     6

IV. COMPENSATION................................................................     7

   A. EXECUTIVE AND DIRECTOR STOCK OPTION PLANS.................................     7
   B. EMPLOYEE STOCK OPTION/PURCHASE PLANS......................................     7
   C. GOLDEN PARACHUTES.........................................................     8
   D. PROPOSALS TO LIMIT BENEFITS OR EXECUTIVE COMPENSATION.....................     8
   E. OPTION EXPENSING..........................................................     8

V. ANTI-TAKEOVER RELATED ISSUES.................................................     9

   A. SHAREHOLDER RIGHTS PLANS ("POISON PILLS").................................     9
   B. REINCORPORATION...........................................................     9
   C. FAIR-PRICE PROPOSALS......................................................     9
   D. EXEMPTION FROM STATE TAKEOVER LAWS........................................     9
   E. NON-FINANCIAL EFFECTS OF TAKEOVER BIDS....................................    10

VI. MERGERS & ACQUISITIONS......................................................    10

VII. SOCIAL & POLITICAL ISSUES..................................................    10

   A. LABOR & HUMAN RIGHTS......................................................    11
   B. ENVIRONMENTAL ISSUES......................................................    11

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

   C. DIVERSITY & EQUALITY......................................................    11
   D. HEALTH & SAFETY...........................................................    11
   E. GOVERNMENT/MILITARY.......................................................    12
   F. TOBACCO...................................................................    12

VIII. MISCELLANEOUS ITEMS.......................................................    12

   A. RATIFICATION OF AUDITORS..................................................    12
   B. LIMITATION OF NON-AUDIT SERVICES PROVIDED BY INDEPENDENT AUDITOR..........    13
   C. AUDIT FIRM ROTATION.......................................................    13
   D. TRANSACTION OF OTHER BUSINESS.............................................    13
   E. MOTIONS TO ADJOURN THE MEETING............................................    13
   F. BUNDLED PROPOSALS.........................................................    14
   G. CHANGE OF COMPANY NAME....................................................    14
   H. PROPOSALS RELATED TO THE ANNUAL MEETING...................................    14
   I. INVESTMENT COMPANY PROXIES................................................    14

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

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

I.       BOARD OF DIRECTORS

A. ELECTION OF DIRECTORS

Routine: DeAM Policy is to generally vote "for" the uncontested election of directors. Votes for a director in an uncontested election may be withheld in cases where a director has shown an inability to perform his/her duties in the best interests of the shareholders.

Proxy contest: In a proxy contest involving election of directors, a case-by case voting decision will be made based upon analysis of the issues involved and the merits of the incumbent and dissident slates of directors.

Rationale: The large majority of corporate directors fulfill their fiduciary obligation and in most cases support for management's nominees is warranted. As the issues relevant to a contested election differ in each instance, those cases must be addressed as they arise.

B. CLASSIFIED BOARDS OF DIRECTORS

DeAM policy is to vote against proposals to classify the board and for proposals to repeal classified boards and elect directors annually.

Rationale: Directors should be held accountable on an annual basis. By entrenching the incumbent board, a classified board may be used as an anti-takeover device to the detriment of the shareholders in a hostile take-over situation.

C. BOARD AND COMMITTEE INDEPENDENCE

DeAM policy is to vote:

1. "For" proposals that require that a certain percentage (majority up to 66 2/3%) of members of a board of directors be comprised of independent or unaffiliated directors.

2. "For" proposals that require all members of a company's compensation, audit or nominating committees to be independent or unaffiliated directors.

3. "Against" shareholder proposals to require the addition of special interest, or constituency, representatives to boards of directors.

4.       "For" separation of the Chairman and CEO positions.

Rationale: Board independence is a cornerstone of effective governance and accountability. A board that is sufficiently independent from management assures that shareholders' interests are adequately represented.

D. LIABILITY AND INDEMNIFICATION OF DIRECTORS

DeAM policy is to vote "for" management proposals to limit directors' liability and to broaden the indemnification of directors, unless broader indemnification or limitations on directors' liability would affect shareholders' interests in pending litigation.

Rationale: While shareholders want directors and officers to be responsible for their actions, it is not in the best interests of the shareholders for them to be to risk averse. If the risk of personal liability is

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

too great, companies may not be able to find capable directors willing to serve. We support expanding liability only for actions taken in good faith and not for serious violations of fiduciary obligation or negligence.

E. QUALIFICATIONS OF DIRECTORS

Policy is generally to follow management's recommended vote on either management or shareholder proposals that set retirement ages for directors or require specific levels of stock ownership by directors.

Rationale: As a general rule, the board of directors, and not the shareholders, is most qualified to establish qualification policies.

F. REMOVAL OF DIRECTORS AND FILLING OF VACANCIES

DeAM policy is to vote "against" proposals that include provisions that directors may be removed only for cause or proposals that include provisions that only continuing directors may fill board vacancies.

Rationale: Differing state statutes permit removal of directors with or without cause. Removal of directors for cause usually requires proof of self-dealing, fraud or misappropriation of corporate assets, limiting shareholders' ability to remove directors except under extreme circumstances. Removal without cause requires no such showing.

Allowing only incumbent directors to fill vacancies can serve as an anti-takeover device, precluding shareholders from filling the board until the next regular election.

G. PROPOSALS TO FIX THE SIZE OF THE BOARD

DeAM Policy is to vote:

1. "For" proposals to fix the size of the board unless: (a) no specific reason for the proposed change is given; or (b) the proposal is part of a package of takeover defenses.

2. "Against" proposals allowing management to fix the size of the board without shareholder approval.

Rationale: Absent danger of anti-takeover use, companies should be granted a reasonable amount of flexibility in fixing the size of its board.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

II.      CAPITAL STRUCTURE

A. AUTHORIZATION OF ADDITIONAL SHARES

DeAM policy is to vote "for" proposals to increase the authorization of existing classes of stock that do not exceed a 3:1 ratio of shares authorized to shares outstanding for a large cap company, and do not exceed a 4:1 ratio of shares authorized to shares outstanding for a small-midcap company (companies having a market capitalization under one billion U.S. dollars.).

Rationale: While companies need an adequate number of shares in order to carry on business, increases requested for general financial flexibility must be limited to protect shareholders from their potential use as an anti-takeover device. Requested increases for specifically designated, reasonable business purposes (stock split, merger, etc.) will be considered in light of those purposes and the number of shares required.

B. AUTHORIZATION OF "BLANK CHECK" PREFERRED STOCK

DeAM policy is to vote:

1. "Against" proposals to create blank check preferred stock or to increase the number of authorized shares of blank check preferred stock unless the company expressly states that the stock will not be used for anti-takeover purposes and will not be issued without shareholder approval.

2. "For" proposals mandating shareholder approval of blank check stock placement.

Rationale: Shareholders should be permitted to monitor the issuance of classes of preferred stock in which the board of directors is given unfettered discretion to set voting, dividend, conversion and other rights for the shares issued.

C. STOCK SPLITS/REVERSE STOCK SPLITS

DeAM policy is to generally vote "for" stock splits if a legitimate business purpose is set forth and the split is in the shareholders' best interests. A vote is cast "for" a reverse stock split only if the number of shares authorized is reduced in the same proportion as the reverse split or if the effective increase in authorized shares (relative to outstanding shares) complies with the proxy guidelines for common stock increases (see, Section II.A, above.)

Rationale: Generally, stock splits do not detrimentally affect shareholders. Reverse stock splits, however, may have the same result as an increase in authorized shares and should be analyzed accordingly.

D. DUAL CLASS/SUPERVOTING STOCK

DeAM policy is to vote "against" proposals to create or authorize additional shares of super-voting stock or stock with unequal voting rights.

Rationale: The "one share, one vote" principal ensures that no shareholder maintains a voting interest exceeding their equity interest in the company.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

E. LARGE BLOCK ISSUANCE

DeAM policy is to address large block issuances of stock on a case-by-case basis considering

a) Whether the proposal has a legitimate business purpose and

b) The potential impact on shareholder value.

Additionally, DeAM supports proposals requiring shareholder approval of large block issuances.

Rationale: Stock issuances must be reviewed in light of business circumstances leading to the request.

F. RECAPITALIZATION INTO A SINGLE CLASS OF STOCK

DeAM policy is to vote "for" recapitalization plans to provide for a single class of common stock, provided the terms are fair, with no class of stock being unduly disadvantaged.

Rationale: Consolidation of multiple classes of stock is a business decision that may be left to the board and/management if there is no adverse effect on shareholders.

G. SHARE REPURCHASES

DeAM policy is to vote "for" share repurchase plans provided all shareholders are able to participate on equal terms.

Rationale: Buybacks are generally considered beneficial to shareholders because they tend to increase returns to the remaining shareholders.

H. REDUCTIONS IN PAR VALUE.

DeAM policy is to vote "for" proposals to reduce par value, provided a legitimate business purpose is stated (e.g., the reduction of corporate tax responsibility.)

Rationale: Usually, adjustments to par value are a routine financial decision with no substantial impact on shareholders.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

III.     CORPORATE GOVERNANCE ISSUES

A. CONFIDENTIAL VOTING

DeAM policy is to vote "for" proposals to provide for confidential voting and independent tabulation of voting results and to vote "against" proposals to repeal such provisions.

Rationale: Confidential voting protects the privacy rights of all shareholders. This is particularly important for employee-shareholders or shareholders with business or other affiliations with the company, who may be vulnerable to coercion or retaliation when opposing management. Confidential voting does not interfere with the ability of corporations to communicate with all shareholders, nor does it prohibit shareholders from making their views known directly to management.

B. CUMULATIVE VOTING

Policy is generally to vote "for" shareholder proposals requesting cumulative voting and "against" management proposals to eliminate it. However, the protections afforded shareholders by cumulative voting are not necessary when a company has a history of good performance and does not have a concentrated ownership interest. Accordingly, a vote is cast "for" cumulative voting and "against" proposals to eliminate it unless:

a) The company has a five year return on investment greater than the relevant industry index,

b) All directors and executive officers as a group beneficially own less than 10% of the outstanding stock, and

c) No shareholder (or voting block) beneficially owns 15% or more of the company.

Thus, failure of any one of the three criteria results in a vote for cumulative voting in accordance with the general policy.

Rationale: Cumulative voting is a tool that should be used to ensure that holders of a significant number of shares may have board representation, however, the presence of other safeguards may make their use unnecessary.

C. SUPERMAJORITY VOTING REQUIREMENTS

DeAM policy is to vote "against" management proposals to require a supermajority vote to amend the charter or bylaws and to vote "for" shareholder proposals to modify or rescind existing supermajority requirements.

* Exception made when company holds a controlling position and seeks to lower threshold to maintain control and/or make changes to corporate by-laws.

Rationale: Supermajority voting provisions violate the democratic principle that a simple majority should carry the vote. Setting supermajority requirements may make it difficult or impossible for shareholders to remove egregious by-law or charter provisions. Occasionally, a company with a significant insider held position might attempt to lower a supermajority threshold to make it easier for management to approve provisions that may be detrimental to shareholders. In that case, it may not be in the shareholders interests to lower the supermajority provision.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

D. SHAREHOLDER RIGHT TO VOTE

DeAM policy is to vote "against" proposals that restrict the right of shareholders to call special meetings, amend the bylaws, or act by written consent. Policy is to vote "for" proposals that remove such restrictions.

Rationale: Any reasonable means whereby shareholders can make their views known to management or affect the governance process should be supported.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

IV.      COMPENSATION

Annual Incentive Plans or Bonus Plans are often submitted to shareholders for approval. These plans typically award cash to executives based on company performance. Deutsche Bank believes that the responsibility for executive compensation decisions rest with the board of directors and/or the compensation committee, and its policy is not to second-guess the board's award of cash compensation amounts to executives unless a particular award or series of awards is deemed unreasonably excessive. If stock options are awarded as part of these bonus or incentive plans, the provisions must meet Deutsche Bank's criteria regarding stock option plans, or similar stock-based incentive compensation schemes, as set forth below.

A. EXECUTIVE AND DIRECTOR STOCK OPTION PLANS

DeAM policy is to vote "for" stock option plans that meet the following criteria:

(1) The resulting dilution of existing shares is less than (a) 15 percent of outstanding shares for large capital corporations or (b) 20 percent of outstanding shares for small-mid capital companies (companies having a market capitalization under one billion U.S. dollars.)

(2) The transfer of equity resulting from granting options at less than FMV is no greater than 3% of the over-all market capitalization of large capital corporations, or 5% of market cap for small-mid capital companies.

(3) The plan does not contain express repricing provisions and, in the absence of an express statement that options will not be repriced; the company does not have a history of repricing options.

(4)      The plan does not grant options on super-voting stock.

DeAM will support performance-based option proposals as long as a) they do not mandate that all options granted by the company must be performance based, and
b) only certain high-level executives are subject to receive the performance based options.

DeAM will support proposals to eliminate the payment of outside director pensions.

Rationale: Determining the cost to the company and to shareholders of stock-based incentive plans raises significant issues not encountered with cash-based compensation plans. These include the potential dilution of existing shareholders' voting power, the transfer of equity out of the company resulting from the grant and execution of options at less than FMV and the authority to reprice or replace underwater options. Our stock option plan analysis model seeks to allow reasonable levels of flexibility for a company yet still protect shareholders from the negative impact of excessive stock compensation. Acknowledging that small mid-capital corporations often rely more heavily on stock option plans as their main source of executive compensation and may not be able to compete with their large capital competitors with cash compensation, we provide slightly more flexibility for those companies.

B. EMPLOYEE STOCK OPTION/PURCHASE PLANS

DeAM policy is to vote for employee stock purchase plans (ESPPs) when the plan complies with Internal Revenue Code 423, allowing non-management employees to purchase stock at 85% of FMV.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

DeAM policy is to vote "for" employee stock option plans (ESOPs) provided they meet the standards for stock option plans in general. However, when computing dilution and transfer of equity, ESOPs are considered independently from executive and director option plans.

Rationale: ESOPs and ESPPs encourage rank-and-file employees to acquire an ownership stake in the companies they work for and have been shown to promote employee loyalty and improve productivity.

C. GOLDEN PARACHUTES

DeAM policy is to vote "for" proposals to require shareholder approval of golden parachutes and for proposals that would limit golden parachutes to no more than three times base compensation. Policy is to vote "against" more restrictive shareholder proposals to limit golden parachutes.

Rationale: In setting a reasonable limitation, DeAM considers that an effective parachute should be less attractive than continued employment and that the IRS has opined that amounts greater than three times annual salary are excessive.

D. PROPOSALS TO LIMIT BENEFITS OR EXECUTIVE COMPENSATION

DeAM policy is to vote "against"

1.       Proposals to limit benefits, pensions or compensation and

2. Those that request or require disclosure of executive compensation greater than the disclosure required by Securities and Exchange Commission (SEC) regulations.

Rationale: Levels of compensation and benefits are generally considered to be day-to-day operations of the company, and are best left unrestricted by arbitrary limitations proposed by shareholders.

E. OPTION EXPENSING

DeAM policy is to support proposals requesting companies to expense stock options.

Rationale: Although companies can choose to expense options voluntarily, the Financial Accounting Standards Board (FASB) does not yet require it, instead allowing companies to disclose the theoretical value of options as a footnote. Because the expensing of stock options lowers earnings, most companies elect not to do so. Given the fact that options have become an integral component of compensation and their exercise results in a transfer of shareholder value, DeAM agrees that their value should not be ignored and treated as "no cost" compensation. The expensing of stock options would promote more modest and appropriate use of stock options in executive compensation plans and present a more accurate picture of company operational earnings.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

V.       ANTI-TAKEOVER RELATED ISSUES

A. SHAREHOLDER RIGHTS PLANS ("POISON PILLS")

DeAM policy is to vote "for" proposals to require shareholder ratification of poison pills or that request boards to redeem poison pills, and to vote "against" the adoption of poison pills if they are submitted for shareholder ratification.

Rationale: Poison pills are the most prevalent form of corporate takeover defenses and can be (and usually are) adopted without shareholder review or consent. The potential cost of poison pills to shareholders during an attempted takeover outweighs the benefits.

B. REINCORPORATION

DeAM policy is to examine reincorporation proposals on a case-by-case basis. The voting decision is generally based on: (1) differences in state law between the existing state of incorporation and the proposed state of incorporation; and (2) differences between the existing and the proposed charter/bylaws/articles of incorporation and their effect on shareholder rights.

Rationale: Reincorporations can be properly analyzed only by looking at the advantages and disadvantages to their shareholders. Care must be taken that anti-takeover protection is not the sole or primary result of a proposed change.

C. FAIR-PRICE PROPOSALS

DeAM policy is to vote "for" management fair-price proposals, provided that: (1) the proposal applies only to two-tier offers; (2) the proposal sets an objective fair-price test based on the highest price that the acquirer has paid for a company's shares; (3) the supermajority requirement for bids that fail the fair-price test is no higher than two-thirds of the outstanding shares; (4) the proposal contains no other anti-takeover provisions or provisions that restrict shareholders rights. A vote is cast for shareholder proposals that would modify or repeal existing fair-price requirements that do not meet these standards.

Rationale: While fair price provisions may be used as anti-takeover devices, if adequate provisions are included, they provide some protection to shareholders who have some say in their application and the ability to reject those protections if desired.

D. EXEMPTION FROM STATE TAKEOVER LAWS

DeAM policy is to vote "for" shareholder proposals to opt out of state takeover laws and generally, to vote "against" management proposals requesting to opt out of state takeover laws.

Rationale: Control share statutes, enacted at the state level, may harm long-term share value by entrenching management. They also unfairly deny certain shares their inherent voting rights.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

E. NON-FINANCIAL EFFECTS OF TAKEOVER BIDS

Policy is to vote "against" shareholder proposals to require consideration of non-financial effects of merger or acquisition proposals.

Rationale: Non-financial effects may often be subjective and are secondary to DeAM's stated purpose of acting in its client's best economic interest.

VI.      MERGERS & ACQUISITIONS

Evaluation of mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) are performed on a case-by-case basis. Information will be incorporated from all available resources including portfolio management, research analysts and/or from independent proxy research sources.

VII.     SOCIAL & POLITICAL ISSUES

With increasing frequency, shareholder proposals are submitted relating to social and political responsibility issues. Almost universally, the company management will recommend a vote "against" these proposals. These types of proposals cover an extremely wide range of issues. Many of the issues tend to be controversial and are subject to more than one reasonable, yet opposing, theory of support. More so than with other types of proxy proposals, social and political responsibility issues typically have a more tenuous connection to the economic and corporate governance principles effecting shareholders' interests. DeAM's policy regarding social and political responsibility issues, as with any other issue, is designed to protect our client shareholders' economic interests. We do not support proposals that represent the views and interests only of a specific shareholder group that may be contrary to those of the remaining shareholders.

DeAM's voting policy for some of the most commonly proposed social and political issues are set forth below. Issues not specifically enumerated will be voted on a case-by-case basis. Where issues are deemed best left to the discretion of management or where compliance with standards set statutorily by federal, state or local authorities is sufficient, DeAM generally will not support a more burdensome standard requested by shareholder proposal. However, where specific circumstances or the actions of a company's board or management warrant, the proxy committee reserves the right to depart from any general policy to vote in the shareholders' best interests.

Occasionally, a distinction is made between a shareholder proposal requesting direct action on behalf of the board and a request for a report on (or disclosure of) some information. In order to avoid unduly burdening any company with reporting requirements, DeAM's policy is generally to vote against shareholder proposals that demand additional disclosure or reporting than is required by the Securities and Exchange Commission unless it appears there is a legitimate issue and the company has not adequately addressed shareholders' concerns.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

A. LABOR & HUMAN RIGHTS

DeAM policy is to vote "against" adopting global codes of conduct or workplace standards exceeding those mandated by law.

Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies

B. ENVIRONMENTAL ISSUES

DeAM policy is to vote "against" the adoption of the CERES Principles or other similar environmental mandates (e.g., those relating to Greenhouse gas emissions or the use of nuclear power.)

Rationale: Environmental issues are extensively regulated by outside agencies and compliance with additional requirements often involves significant cost to companies.

C. DIVERSITY & EQUALITY

1. DeAM policy is to vote "against" shareholder proposals to force equal employment opportunity, affirmative action or board diversity.

Rationale: Compliance with State and Federal legislation along with information made available through filings with the EEOC provides sufficient assurance that companies act responsibly and make information public.

2. DeAM policy is also to vote "against" proposals to adopt the MacBride Principles. The MacBride Principles promote fair employment, specifically regarding religious discrimination.

Rationale: Compliance with the Fair Employment Act of 1989 makes adoption of the MacBride Principles redundant. Their adoption could potentially lead to charges of reverse discrimination.

D. HEALTH & SAFETY

1. DeAM policy is to vote "against" adopting a pharmaceutical price restraint policy or reporting pricing policy changes.

Rationale: Pricing is an integral part of business for pharmaceutical companies and should not be dictated by shareholders (particularly pursuant to an arbitrary formula.) Disclosing pricing policies may also jeopardize a company's competitive position in the marketplace.

2. DeAM policy is to vote "against" shareholder proposals to control the use or labeling of and reporting on genetically engineered products.

Rationale: Additional requirements beyond those mandated by law are deemed unnecessary and potentially burdensome to companies.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

E. GOVERNMENT/MILITARY

1. DeAM policy is to vote against shareholder proposals regarding the production or sale of military arms or nuclear or space-based weapons, including proposals seeking to dictate a company's interaction with a particular foreign country or agency.

Rationale: Generally, management is in a better position to determine what products or industries a company can and should participate in. Regulation of the production or distribution of military supplies is, or should be, a matter of government policy.

2. DeAM policy is to vote "against" shareholder proposals regarding political (or charitable) contributions and donations.

Rationale: The Board of Directors and Management, not shareholders, should evaluate and determine the recipients of any contributions made by the company.

F. TOBACCO

1. DeAM policy is to vote "against" shareholder proposals requesting additional standards or reporting requirements for tobacco companies as well as "against" requesting companies to report on the intentional manipulation of nicotine content.

Rationale: Where a tobacco company's actions meet the requirements of legal and industry standards, imposing additional burdens may detrimentally affect a company's ability to compete. The disclosure of nicotine content information could affect the company's rights in any pending or future litigation.

3. Shareholder requests to spin-off or restructure tobacco businesses will generally be opposed.

Rationale: These decisions are more appropriately left to the Board and management, and not to shareholder mandate.

VIII. MISCELLANEOUS ITEMS

A. RATIFICATION OF AUDITORS

DeAM policy is to generally vote "for" a) the management recommended selection of auditors and b) proposals to require shareholder approval of auditors.

Rationale: Absent evidence that auditors have not performed their duties adequately, support for management's nomination is warranted.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

B. LIMITATION OF NON-AUDIT SERVICES PROVIDED BY INDEPENDENT AUDITOR

DeAM policy is to support proposals limiting non-audit fees to 50% of the aggregate annual fees earned by the firm retained as a company's independent auditor.

Rationale: In the wake of financial reporting problems and alleged audit failures at a number of companies, DeAM supports the general principle that companies should retain separate firms for audit and consulting services to avoid potential conflicts of interest. However, given the protections afforded by the recently enacted Sarbanes-Oxley Act of 2002 (which requires Audit Committee pre-approval for non-audit services and prohibits auditors from providing specific types of services), and the fact that some non-audit services are legitimate audit-related services, complete separation of audit and consulting fees may not be warranted. A reasonable limitation is appropriate to help ensure auditor independence and it is reasonable to expect that audit fees exceed non-audit fees.

C. AUDIT FIRM ROTATION

DeAM policy is to support proposals seeking audit firm rotation unless the rotation period sought is less than five years.

Rationale: While the Sarbanes-Oxley Act mandates that the lead audit partner be switched every five years, DeAM believes that rotation of the actual audit firm would provide an even stronger system of checks and balances on the audit function.

D. TRANSACTION OF OTHER BUSINESS

DeAM policy is to vote against "transaction of other business" proposals.

Rationale: This is a routine item to allow shareholders to raise other issues and discuss them at the meeting. As the nature of these issues may not be disclosed prior to the meeting, we recommend a vote against these proposals. This protects shareholders voting by proxy (and not physically present at a meeting) from having action taken at the meeting that they did not receive proper notification of or sufficient opportunity to consider.

E. MOTIONS TO ADJOURN THE MEETING

DeAM Policy is to vote against proposals to adjourn the meeting.

Rationale: Management may seek authority to adjourn the meeting if a favorable outcome is not secured. Shareholders should already have had enough information to a voting decision. Once votes have been cast, there is no justification for management to continue spending time and money to press shareholders for support.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

F. BUNDLED PROPOSALS

Policy is to vote against bundled proposals if any bundled issue would require a vote against it if proposed individually.

Rationale: Shareholders should not be forced to "take the good with the bad" in cases where the proposals could reasonably have been submitted separately.

G. CHANGE OF COMPANY NAME

Policy is to support management on proposals to change the company name.

Rationale: This is generally considered a business decision for a company.

H. PROPOSALS RELATED TO THE ANNUAL MEETING

DeAM Policy is to vote in favor of management for proposals related to the conduct of the annual meeting (meeting time, place, etc.)

Rationale: These are considered routine administrative proposals.

I. INVESTMENT COMPANY PROXIES

Generally, DeAM will vote investment company proxies in accordance with Institutional Shareholder Services guidelines.

Deutsche Asset Management Proxy Department.

For informational purposes only for clients and prospects of members of the Deutsche Bank Group.

                      Fidelity Fund Proxy Voting Guidelines

                         (Funds Sub-advised by FMR Co.)

                                   March 2004

I.   General Principles

     A. Except as set forth herein, portfolio securities should generally be voted in favor of incumbent directors and in favor of routine management proposals. In general, FMR will oppose shareholder proposals that do not appear reasonably likely to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value.

     B. Non-routine proposals covered by the following guidelines should generally be voted in accordance with the guidelines.

     C. Non-routine proposals not covered by the following guidelines or other special circumstances should be evaluated by the appropriate FMR analyst or portfolio manager, subject to review by the President or General Counsel of FMR or the General Counsel of FMR Corp. A significant pattern of such non-routine proposals or other special circumstances should be referred to the Operations Committee or its designee.

II. Portfolio shares should generally be voted against anti-takeover proposals, including:

     A. Fair Price Amendments, except those that consider only a two year price history and are not accompanied by other anti-takeover measures.

     B. Classified Boards. FMR will generally vote in favor of proposals to declassify a board of directors. FMR will consider voting against such a proposal if the issuer's Articles of Incorporation or applicable statute includes a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

     C.   Authorization of "Blank Check" Preferred Stock.

     D.   Golden Parachutes:

          1. Accelerated options and/or employment contracts that will result in a lump sum payment of more than three times annual compensation (salary and bonus) in the event of termination.

          2.   Compensation contracts for outside directors.

          3. Tin Parachutes that cover a group beyond officers and directors and permit employees to voluntarily terminate employment and receive payment.

          4. Adoption of a Golden or Tin Parachute will result in our withholding authority in the concurrent or next following vote on the election of directors.

     E.   Supermajority Provisions.

     F.   Poison Pills:

          1. Introduction of a Poison Pill without shareholder approval will result in FMR withholding authority in the concurrent or next following vote on the election of directors. In addition, extension of an existing Poison Pill or the adoption of a new Poison Pill without shareholder approval upon the expiration of an existing Pill will result in FMR withholding authority in the concurrent or next following vote on the election of directors.

          2. FMR will consider not withholding its authority on the election of directors if (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is linked to a business strategy that will result in greater value for the shareholders; (c) the term is less than 5 years; and (d) shareholder approval is required to reinstate the expired Pill. In addition, the Funds will consider not withholding authority on the election of directors if company management indicates that the board is willing to strongly consider seeking shareholder ratification of, or adding a sunset provision meeting the above conditions to, an existing Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, the Funds would withhold their vote from the election of directors at that next meeting.

          3. FMR will generally withhold authority on the election of directors if a company refuses, upon request by FMR, to amend a Poison Pill Plan to allow the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities. On a case-by-case basis, FMR may determine not to withhold authority on the election of directors if a company's Poison Pill Plan, although imposing an aggregate ownership position limit of less than 20%, in the judgment of FMR provides the funds with sufficient investment flexibility.

          4. Portfolio shares will be voted for shareholder proposals requiring or recommending that shareholders be given an opportunity to vote on the adoption of poison pills.

          5. If shareholders are requested to approve adoption of a Poison Pill plan, the Funds will, in general, consider voting in favor of the Poison Pill plan if: (a) the board has adopted a Poison Pill with a sunset provision; (b) the Pill is determined to be linked to a business strategy that will result in greater value for the shareholders; (c) the term is generally not longer than 5 years; (d) shareholder approval is required to reinstate an expired Pill; (e) the Pill contains a provision suspending its application, by shareholder referendum, in the event a potential acquirer announces a bona fide offer, made for all outstanding shares; and (f) the Pill allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities. On a case-by-case basis, FMR may determine to vote in favor of a company's Poison Pill Plan if the Plan, although imposing an aggregate ownership position limit of less than 20%, in the judgment of FMR provides the funds with sufficient investment flexibility.

     G. Elimination of, or limitation on, shareholder rights (e.g., action by written consent, ability to call meetings, or remove directors).

     H.   Transfer of authority from shareholders to directors.

     I. Reincorporation in another state (when accompanied by anti-takeover provisions).

III. Stock Option Plans

     A. Stock Option plans should be evaluated on a case-by-case basis. Portfolio shares should generally be voted against Stock Option Plan adoptions or amendments to authorize additional shares if:

          1. The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%. However, for companies with a smaller market capitalization, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

          2. The offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus.

          3. The Board may, without shareholder approval, (i) materially increase the benefits accruing to participants under the plan,
               (ii) materially increase the number of securities which may be issued under the plan, or (iii) materially modify the requirements for participation in the plan.

          4. The granting of options to non-employee directors is subject to management discretion, the plan is administered by a compensation committee not comprised entirely of non-employee directors or the plan is administered by a board of directors not comprised of a majority of non-employee directors, versus non-discretionary grants specified by the plan's terms.

          5. However, a modest number of shares may be available for grant to employees and non-employee directors without complying with Guidelines 2, 3 and 4 immediately above if such shares meet both of two conditions:

               a. They are granted by a compensation committee composed entirely of independent directors.

               b. They are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

          6. The plan's terms allow repricing of underwater options, or the Board/Committee has repriced options outstanding under the plan in the past 2 years. However, option repricing may be acceptable if all of the following conditions, as specified by the plan's express terms, or board resolution, are met:

               a. The repricing is authorized by a compensation committee composed entirely of independent directors to fulfill a legitimate corporate purpose such as retention of a key employee;

               b. The repricing is rarely used and then only to maintain option value due to extreme circumstances beyond management's control; and

               c. The repricing is limited to no more than 5% (large capitalization company) or 10% (small capitalization company) of the shares currently authorized for grant under the plan.

          7. Furthermore, if a compensation committee composed entirely of independent directors determines that options need to be granted to employees other than the company's executive officers, that no shares are currently available for such options under the company's existing plans, and that such options need to be granted before the company's next shareholder meeting, then the company may reprice options in an amount not to exceed an additional 5% or 10%, as applicable, if such company seeks authorization of at least that amount at the very next shareholders' meeting.

          8. For purposes of this Guideline III, a large capitalization company generally means a company in the Russell 1000; the small capitalization company category generally includes all companies outside the Russell 1000.

     B. FMR will generally withhold its authority on the election of directors if, within the last year and without shareholder approval, the company's board of directors or compensation committee has repriced outstanding options held by officers or directors which, together with all other options repriced under the same stock option plan (whether held by officers, directors or other employees) exceed 5% (for a large capitalization company) or 10% (for a small capitalization company) of the shares authorized for grant under the plan.

     C. Proposals to reprice outstanding stock options should be evaluated on a case-by-case basis. FMR will consider supporting a management proposal to reprice outstanding options based upon whether the proposed repricing is consistent with the interests of shareholders, taking into account such factors as:

          1. Whether the repricing proposal excludes senior management and directors;

          2. Whether the options proposed to be repriced exceeded FMR's dilution thresholds when initially granted;

          3. Whether the repricing proposal is value neutral to shareholders based upon an acceptable options pricing model;

          4. The company's relative performance compared to other companies within the relevant industry or industries;

          5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

          6. Any other facts or circumstances relevant to determining whether a repricing proposal is consistent with the interests of shareholders.

IV. Restricted Stock Awards ("RSA") should be evaluated on a case-by-case basis. Portfolio shares should generally be voted against RSA adoptions or amendments to authorize additional shares if:

     A. The dilution effect of the shares authorized under the plan, plus the shares reserved for issuance pursuant to all other stock plans, is greater than 10%. However, for companies with a smaller market capitalization, the dilution effect may not be greater than 15%. If the plan fails this test, the dilution effect may be evaluated relative to any unusual factor involving the company.

     B. The Board may materially alter the RSA without shareholder approval, including a provision that allows the Board to lapse or waive restrictions at its discretion.

     C. The granting of RSAs to non-employee directors is subject to management discretion, versus non-discretionary grants specified by the plan's terms.

     D. The restriction period is less than 3 years. RSAs with a restriction period of less than 3 years but at least 1 year are acceptable if the RSA is performance based.

     E. However, a modest number of shares may be available for grant to employees and non-employee directors without complying with Guidelines B, C and D immediately above if such shares meet both of two conditions:

          1. They are granted by a compensation committee composed entirely of independent directors.

          2. They are limited to 5% (large capitalization company) and 10% (small capitalization company) of the shares authorized for grant under the plan.

     F. For purposes of this Guideline IV, a large capitalization company generally means a company in the Russell 1000; the small capitalization company category generally includes all companies outside the Russell 1000.

     G. Proposals to grant restricted stock in exchange for options should be evaluated on a case-by-case basis. FMR will consider supporting a management proposal to grant restricted stock awards in exchange for options based upon whether the proposed exchange is consistent with the interests of shareholders, taking into account such factors as:

          1. Whether the restricted stock award exchange proposal excludes senior management and directors;

          2. Whether the options proposed to be exchanged exceeded FMR's dilution thresholds when initially granted;

          3. Whether the restricted stock award exchange proposal is value neutral to shareholders based upon an acceptable stock award pricing model;

          4. The company's relative performance compared to other companies within the relevant industry or industries;

          5. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

          6. Any other facts or circumstances relevant to determining whether a restricted stock award exchange proposal is consistent with the interests of shareholders.

V.   Other Stock-Related Plans should be evaluated on a case-by-case basis:

     A. Omnibus Stock Plans - vote against entire plan if one or more component violates any of the criteria in parts III or IV above, except if the component is de minimus.

           In the case of an omnibus stock plan, the 5% and 10% limits in Guidelines III and IV will be measured against the total number of shares under all components of such plan.

      B. Employee Stock Purchase Plans - vote against if the plan violates any of the criteria in parts III and IV above, except that the minimum stock purchase price may be equal to or greater than 85% of the stock's fair market value if the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, the minimum stock purchase price may be equal to the prevailing "best practices," as articulated by the research or recommendations of the relevant proxy research or corporate governance services, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

      C. Stock Awards (other than stock options and RSAs) - generally vote against unless they are identified as being granted to officers/directors in lieu of salary or cash bonus, subject to number of shares being reasonable.

VI.   Unusual Increases in Common Stock:

      A. An increase of up to 3 times outstanding and scheduled to be issued, including stock options, is acceptable; any increase in excess of 3 times would be voted against except in the case of real estate investment trusts, where an increase of 5 times is, in general, acceptable.

      B. Measured as follows: requested increased authorization plus stock authorized to be issued under Poison Pill divided by current stock outstanding plus any stock scheduled to be issued (not including Poison Pill authority). (If the result is greater than 3, Portfolio shares should be voted against.)

VII. Portfolio shares should, in general, be voted against the introduction of new classes of Stock with Differential Voting Rights.

VIII. With regard to Cumulative Voting Rights, Portfolio shares should be voted in favor of introduction or against elimination on a case-by-case basis where this is determined to enhance Portfolio interests as minority shareholders.

IX. Greenmail - Portfolio shares should be voted for anti-greenmail proposals so long as they are not part of anti-takeover provisions.

X. Portfolio shares should be voted in favor of charter by-law amendments expanding the Indemnification of Directors and/or limiting their liability for Breaches of Care.

      A. Portfolio shares should be voted against such proposals if FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by anti-takeover measures.

XI. Portfolio shares should be voted in favor of proposals to adopt Confidential Voting and Independent Vote Tabulation practices.

XII. Portfolio shares should be voted in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to Opt Out of the Control Shares Acquisition Statutes.

XIII. Employee Stock Ownership Plans ("ESOPs") should be evaluated on a case-by-case basis. Portfolio shares should usually be voted for non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. Portfolio shares should be voted against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

XIV. Voting of shares in securities of any U.S. banking organization shall be conducted in a manner consistent with conditions that may be specified by the Federal Reserve Board for a determination under federal banking law that no Fund or group of Funds has acquired control of such banking organization.

XV.   Avoidance of Potential Conflicts of Interest

      Voting of shares shall be conducted in a manner consistent with the best interests of mutual fund shareholders as follows: (i) securities of a portfolio company shall be voted solely in a manner consistent with the Proxy Voting Guidelines; and (ii) voting shall be done without regard to any other Fidelity Companies' relationship, business or otherwise, with that portfolio company.

      FMR applies the following policies and follows the procedures set forth below:

      A. FMR has placed responsibility for the Funds' proxy voting in the FMR Legal Department.

      B. The FMR Legal Department votes proxies according to the Proxy Voting Guidelines that are approved by the Funds' Board of Trustees.

      C. The FMR Legal Department consults with the appropriate analysts or portfolio managers regarding the voting decisions of non-routine proposals that are not addressed by the Proxy Voting Guidelines. Each of the President or General Counsel of FMR or the General Counsel of FMR Corp is authorized to take a final decision.

      D. When a Fidelity Fund invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, as amended, or to the extent disclosed in the Fund's registration statement, FMR will use pass through voting or echo voting procedures.

XVI.  Executive Compensation

      FMR will consider withholding authority for the election of directors and voting against management proposals on stock-based compensation plans or other compensation plans based on whether the proposals are consistent with the interests of shareholders, taking into account such factors as:
      (i) whether the company has an independent compensation committee; and
      (ii) whether the compensation committee has authority to engage independent compensation consultants.

XVII. Portfolio shares should generally be voted against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider supporting such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

XVIII. Auditors

     A. Portfolio shares should generally be voted against shareholder proposals calling for or recommending periodic rotation of a portfolio company's auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee appear to have clearly failed to exercise reasonable business judgment in the selection of the company's auditor.

     B. portfolio shares should generally be voted against shareholder proposals calling for or recommending the prohibition or limitation of the performance of non-audit services by a portfolio company's auditor. Portfolio shares should also generally be voted against shareholder proposals calling for or recommending removal of a company's auditor due to, among other reasons, the performance of non-audit work by the auditor. FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, a company's board of directors and audit committee appear to have clearly failed to exercise reasonable business judgment in the oversight of the performance of the auditor of audit or non-audit services for the company.

XIX. Incorporation or Reincorporation in Another State or Country

     Portfolio shares should generally be voted against shareholder proposals calling for or recommending that a portfolio company reincorporate in the United States and voted in favor of management proposals to reincorporate in a jurisdiction outside the United States if (i) it is lawful under United States, state and other applicable law for the company to be incorporated under the laws of the relevant foreign jurisdiction and to conduct its business and (ii) reincorporating or maintaining a domicile in the United States would likely give rise to adverse tax or other economic consequences detrimental to the interests of the company and its shareholders. However, FMR will consider supporting such shareholder proposals and opposing such management proposals in limited cases if, based upon particular facts and circumstances, reincorporating in or maintaining a domicile in the relevant foreign jurisdiction gives rise to significant risks or other potential adverse consequences that appear reasonably likely to be detrimental to the interests of the company or its shareholders.

                             FRANKLIN ADVISERS, INC.

                       PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF ADVISER TO VOTE PROXIES

Franklin Advisers, Inc. (hereinafter "Adviser") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Adviser) that has either delegated proxy voting administrative responsibility to Adviser or has asked for information on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Adviser votes proxies solely in the interests of, separate account clients, Adviser-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Adviser's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Adviser.

HOW ADVISER VOTES PROXIES

FIDUCIARY CONSIDERATIONS

All proxies received by the Proxy Group will be voted based upon Adviser's instructions and/or policies. To assist it in analyzing proxies,, Adviser subscribes to Institutional Shareholder Services ("ISS"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. Although ISS' analyses are thoroughly reviewed and considered in making a final voting decision, Adviser does not consider recommendations from ISS or any other third party to be determinative of Adviser's ultimate decision. As a matter of policy, the officers, directors and employees of Adviser and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

Franklin Advisers, Inc.
PROXY VOTING POLICIES & PROCEDURES
June 3, 2003
Page 2

CONFLICTS OF INTEREST

All conflicts of interest will be resolved in the interests of the Advisory Clients. Adviser is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, a situation may arise where one affiliate makes a voting decision on a company's proxy without the knowledge that another affiliate manages that company's retirement plan or other assets. In situations where Adviser perceives a material conflict of interest, Adviser may disclose the conflict to the relevant Advisory Clients; defer to the voting recommendation of the Advisory Clients, ISS or those of another independent third party provider of proxy services; send the proxy directly to the relevant Advisory Clients for a voting decision; or take such other action in good faith (in consultation with counsel) which would protect the interests of the Advisory Clients.

WEIGHT GIVEN MANAGEMENT RECOMMENDATIONS

One of the primary factors Adviser considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor which Adviser considers in determining how proxies should be voted. However, Adviser does not consider recommendations from management to be determinative of Adviser's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Adviser will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton Companies, LLC Corporate Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from ISS or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Adviser's managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, ISS analyses, recommendations and any other available information. Adviser's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, ISS analysis, their knowledge of the company and any other information readily available. The Proxy Group must obtain voting instructions from Adviser's research analyst, relevant portfolio manager(s) and/or legal counsel prior to submitting the vote.

Franklin Advisers, Inc.
PROXY VOTING POLICIES & PROCEDURES
June 3, 2003
Page 3

GENERAL PROXY VOTING GUIDELINES

Adviser has adopted general guidelines for voting proxies as summarized below. Although these guidelines are to be followed as a general policy, in all cases each proxy will be considered based on the relevant facts and circumstances. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Adviser anticipate all future situations. Corporate governance issues are diverse and continually evolving and Adviser devotes significant time and resources to monitor these changes.

ADVISER'S PROXY VOTING POLICIES AND PRINCIPLES

Adviser's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Adviser's organization, including portfolio management, legal counsel, and Adviser's officers. The following guidelines reflect what Adviser believes to be good corporate governance and behavior:

BOARD OF DIRECTORS: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Adviser supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Adviser will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Adviser will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Adviser will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Adviser evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance.

RATIFICATION OF AUDITORS: In light of several high profile accounting scandals, Adviser will closely scrutinize the role and performance of auditors. On a case-by-case basis, Adviser will examine proposals relating to non-audit relationships and non-audit fees. Adviser will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

MANAGEMENT & DIRECTOR COMPENSATION: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. Adviser evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Adviser reviews the ISS quantitative model utilized to assess such plans. Adviser will generally oppose plans that have the potential to be excessively dilutive, and will almost

Franklin Advisers, Inc.
PROXY VOTING POLICIES & PROCEDURES
June 3, 2003
Page 4

always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Adviser will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Adviser will generally oppose "golden parachutes" that are considered excessive. Adviser will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders. Adviser will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans, and will continue to closely monitor any future developments in this area.

ANTI-TAKEOVER MECHANISMS AND RELATED ISSUES: Adviser generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Adviser conducts an independent review of each anti-takeover proposal. On occasion, Adviser may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Adviser generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Adviser will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Adviser will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Adviser generally opposes any supermajority voting requirements as well as the payment of "greenmail." Adviser usually supports "fair price" provisions and confidential voting.

CHANGES TO CAPITAL STRUCTURE: Adviser realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Adviser will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Adviser will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Adviser will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Adviser will review proposals seeking preemptive rights on a case-by-case basis.

MERGERS AND CORPORATE RESTRUCTURING: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Adviser will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

SOCIAL AND CORPORATE POLICY ISSUES: As a fiduciary, Adviser is primarily concerned about the financial interests of its Advisory Clients. Adviser will generally give management discretion

Franklin Advisers, Inc.
PROXY VOTING POLICIES & PROCEDURES
June 3, 2003
Page 5

with regard to social, environmental and ethical issues although Adviser may vote in favor of those that are believed to have significant economic benefits or implications.

GLOBAL CORPORATE GOVERNANCE: Adviser manages investments in countries worldwide. Many of the tenets discussed above are applied to Adviser's proxy voting decisions for international investments. However, Adviser must be flexible in these markets and must be mindful of the varied market practices of each region. As experienced money managers, Adviser's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

PROXY PROCEDURES

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to SEC rules and regulations. In addition, Adviser understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Adviser will attempt to process every vote it receives for all domestic and foreign proxies. However, there may be situations in which Adviser cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Adviser has outstanding sell orders, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. Although Adviser may hold shares on a company's record date, should it sell them prior to the company's meeting date, Adviser ultimately may decide not to vote those shares.

Adviser may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Adviser may vote against the item to send a message to the company that if it had provided additional information, Adviser may have voted in favor of that item. Adviser may also enter an "abstain" vote on the election of certain directors from time to time based on individual situations, particularly where Adviser is not in favor of electing a director and there is no provision for voting against such director.

The following describes the standard procedures that are to be followed with respect to carrying out Adviser's proxy policy:

1. All proxy materials received will be recorded immediately in a database to maintain control over such materials.

2. The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from ISS or other information. The Proxy

Franklin Advisers, Inc.
PROXY VOTING POLICIES & PROCEDURES
June 3, 2003
Page 6

Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.

3. In determining how to vote, Adviser's analysts and relevant portfolio manager(s) will consider the general guidelines described in its proxy policy, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by ISS or other independent third party providers of proxy services.

4. The Proxy Group is responsible for maintaining the documentation that supports Adviser's voting position. Such documentation will include, but is not limited to, any information provided by ISS or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken, why that position is in the best interest of its Advisory Clients (including separate accounts such as ERISA accounts as well as mutual funds), an indication of whether it supported or did not support management and any other relevant information. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager and/or legal counsel.

5. After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.

6. The Proxy Group will attempt to submit Adviser's vote on all proxies to ISS for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to ISS in sufficient time for the vote to be lodged.

7. The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the client's file and forwards a copy to the appropriate portfolio manager. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.

8. If the Proxy Group learns of a vote on a material event that will affect a security on loan, the Group will notify Adviser and obtain instructions regarding whether Adviser desires the Franklin Templeton Services, LLC Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Adviser, the Proxy Group shall use its best efforts to call such loans or use other practicable and legally

Franklin Advisers, Inc.
PROXY VOTING POLICIES & PROCEDURES
June 3, 2003
Page 7

enforceable means to ensure that Adviser is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities.

9. The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as ISS to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group at 1-954-847-2268, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Adviser's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Adviser are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC.

                     GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
                               GMO AUSTRALASIA LLC
                                (TOGETHER "GMO")

                      PROXY VOTING POLICIES AND PROCEDURES

I.    INTRODUCTION AND GENERAL PRINCIPLES

GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO's proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client's own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.

GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.

II.   PROXY VOTING GUIDELINES

GMO has engaged Institutional Shareholder Services, Inc. ("ISS") as its proxy voting agent to:

      (1) research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

      (2)   ensure that proxies are voted and submitted in a timely manner;

      (3)   handle other administrative functions of proxy voting;

      (4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

      (5)   maintain records of votes cast; and

      (6) provide recommendations with respect to proxy voting matters in general.

Proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time. Copies of the current domestic and global ISS proxy voting guidelines are attached to these Voting Policies and Procedures as Exhibit A. GMO reserves the right to amend any of ISS's guidelines in the future. If any such changes are made an amended Proxy Voting Policies and Procedures will be made available for clients.

Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

III.  PROXY VOTING PROCEDURES

GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:

   1. Implementing and updating the applicable domestic and global ISS proxy voting guidelines;

   2. Overseeing the proxy voting process; and

   3. Providing periodic reports to GMO's Compliance Department and clients as requested.

There may be circumstances under which a portfolio manager or other GMO investment professional ("GMO Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the recommendation of ISS. In such an event, the GMO Investment Professional will inform GMO's Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the recommendation of ISS. GMO's Corporate Actions Group will report to GMO's Compliance Department no less than quarterly any instance where a GMO Investment Professional has decided to vote a proxy on behalf of a client in that manner.

IV.   CONFLICTS OF INTEREST

As ISS will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.

In instances where GMO has the responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a registered mutual fund for which GMO serves as the investment adviser, there may be instances where a conflict of interest exists. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, or
(b) seek instructions from its clients.

In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:

   1. GMO has a business relationship or potential relationship with the issuer;

   2. GMO has a business relationship with the proponent of the proxy proposal;
      or

   3. GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.

In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to the specific recommendation of ISS; (ii) abstain; or
(iii) request that the client votes such proxy. All such instances shall be reported to GMO's Compliance Department at least quarterly.

V.    RECORDKEEPING

GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:

      (1) a copy of these policies and procedures which shall be made available to clients, upon request;

      (2)   a record of each vote cast (which ISS maintains on GMO's behalf);
            and

      (3) each written client request for proxy records and GMO's written response to any client request for such records.

Such proxy voting records shall be maintained for a period of five years.

VI.   REPORTING

GMO's Compliance Department will provide GMO's Conflict of Interest Committee with periodic reports that include a summary of instances where GMO has (i) voted proxies in a manner inconsistent with the recommendation of ISS, (ii) voted proxies in circumstances in which a material conflict of interest may exist as set forth in Section IV, and (iii) voted proxies of shares of GMO Trust on behalf of its clients.

VII.  DISCLOSURE

Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client's proxy.

Effective: August 6, 2003

                           GLOBAL PROXY VOTING MANUAL
                 FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR approval of financial statements and director and auditor reports, unless:

   -  there are concerns about the accounts presented or audit procedures used;
      or

   - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

DISCUSSION

Most companies around the world submit these reports to shareholders for approval, and this is one of the first items on most agendas. The official financial statements and director and auditor reports are valuable documents when evaluating a company's annual performance. The director report usually includes a review of the company's performance during the year, justification of dividend levels and profits or losses, special events such as acquisitions or disposals, and future plans for the company.

The auditor report discloses any irregularities or problems with the company's finances. While a qualified report by itself is not sufficient reason to oppose this resolution, it raises cautionary flags of which shareholders should be aware. Most auditor reports are unqualified, meaning that in the auditor's opinion, the company's financial statements are made in accordance with generally accepted accounting principles.

When evaluating a company's financial statements, ISS looks at debt/equity levels on the balance sheet, historical sales and earnings performance, dividend history and payout ratios, and the company's performance within its own country and relative to similar companies in its industry. Unless there are major concerns about the accuracy of the financial statements or the director or auditor reports, ISS recommends approval of this item.

                APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

   - there are serious concerns about the accounts presented or the audit procedures used;

   -  the auditors are being changed without explanation; or

   - nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

DISCUSSION

Most major companies around the world use one of the major international auditing firms to conduct their audits. As such, concerns about the quality and objectivity of the audit are minimal, and the reappointment of the auditor is usually a routine matter. Audit fees tend to be highly competitive and vary little between companies. However, if a company proposes a new auditor or an auditor resigns and does not seek reelection, companies should offer an explanation to shareholders. If shareholders request an explanation for a change in auditor and the company or retiring auditor fails to provide one, ISS recommends a vote against the election of a new auditor. If an explanation is otherwise unavailable, ISS recommends that shareholders abstain on this item.

Many countries also require the appointment of censors, or special auditors who ensure that the board and management are in compliance with the company's articles. The censors' role is purely advisory in nature. Proposals to appoint censors are routine, as the censors usually act as a secondary auditor for special audit requirements.

The practice of auditors providing nonaudit services to companies is problematic. While large auditors may have effective internal barriers to ensure that there are no conflicts of interest, an auditor's ability to remain objective becomes questionable when fees paid to the auditor for nonaudit services such as management consulting, general bookkeeping, and special situation audits exceed the standard annual audit fees. While some compensation for nonaudit services is customary, the importance of maintaining the independence of the auditor is paramount. If fees from nonaudit services become significant without any clear safeguards against conflicts of interest, ISS recommends opposing the auditor's reappointment.

                   APPOINTMENT OF INTERNAL STATUTORY AUDITORS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR the appointment or reelection of statutory auditors, unless:

   - there are serious concerns about the statutory reports presented or the audit procedures used;

   -  questions exist concerning any of the statutory auditors being appointed;
      or

   - the auditors have previously served the company in an executive capacity or can otherwise be considered with the company.

DISCUSSION

The appointment of internal statutory auditors is a routine request for companies in Latin America, Italy, Spain, Portugal, Japan, Korea, and Russia. The statutory auditing board is usually composed of three to five members, including a group chairman and two alternate members, all of whom are expected to be independent. In addition to the regular duty of verifying corporate accounts, the auditor board is responsible for supervising management and ensuring compliance with the law and articles of association. The auditors must perform an audit of the accounts every three months and present to shareholders a report on the balance sheet at the AGM. For most countries, the auditors are elected annually and may seek reelection. ISS recommends supporting the appointment of statutory auditors unless there are serious concerns about the reports presented or questions about an auditor's qualifications.

                              ALLOCATION OF INCOME

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR approval of the allocation of income, unless:

   - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

   -  the payout is excessive given the company's financial position.

DISCUSSION

Many countries require shareholders to approve the allocation of income generated during the year. These proposals usually, but not always, contain an allocation to dividends. When determining the acceptability of this proposal, ISS focuses primarily on the payout ratio. Payouts of less than 30 percent or more than 100 percent are a trigger for further analysis. The minimum level of 30 percent is based on a review of international practice. Payouts of more than 100 percent are a signal that the company is dipping into reserves to make the payment.

Further analysis of payout ratios should include the following: an examination of historical payouts to determine if there is a long-term pattern of low payouts; exceptional events that may have artificially modified earnings for the year; the condition of a company's balance sheet; comparisons with similar companies both domestically and internationally; and the classification of the company as growth or mature.

Justifications for extreme payouts must be reviewed carefully. If the company has an adequate explanation for a certain payout, ISS supports the income allocation as proposed. However, if a company has a pattern of low payouts, fails to adequately justify the retention of capital, and is not experiencing above-average growth, ISS recommends opposing the proposal. A vote against the payout is also recommended if a company appears to be maintaining an excessive payout that may affect its long-term health.

                       STOCK (SCRIP) DIVIDEND ALTERNATIVE

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DISCUSSION

Stock (scrip) dividend alternatives, whereby shareholders are offered the option of receiving their dividend payment in the form of fully paid ordinary shares, are common proposals worldwide. While dividend payments in the form of shares in lieu of cash do not immediately add to shareholder value, they allow companies to retain cash and to strengthen the position and commitment of long-term shareholders. ISS opposes stock dividend proposals that do not allow a cash option unless management shows that the cash outflow is detrimental to the company's health and to long-term shareholder value.

                      AMENDMENTS TO ARTICLES OF ASSOCIATION

                       ISS GENERAL RECOMMENDATION & POLICY

Vote amendments to the articles of association on a CASE-BY-CASE basis.

DISCUSSION

Requests to amend a company's articles of association are usually motivated by changes in the company's legal and regulatory environment, although evolution of general business practice can also prompt amendments to articles. Such proposals are especially common whenever stock exchange listing rules are revised, new legislation is passed, or a court case exposes the need to close loopholes.

Amendments to articles range from minor spelling changes to the adoption of an entirely new set of articles. While the majority of such requests are of a technical and administrative nature, minor changes in wording can have a significant impact on corporate governance. As such, ISS carefully scrutinizes any changes to a company's articles.

From a company's perspective, it is often more efficient to adopt a new set of articles than to introduce numerous amendments. However, bundling changes that treat different provisions of the articles into one voting item prevents shareholders from separating items of concern from routine changes. By leaving a shareholder with an all-or-nothing choice, bundling allows companies to include negative provisions along with positive or neutral changes.

When reviewing new or revised articles, ISS classifies each change according to its potential impact on shareholder value and then weighs the package as a whole. The presence of one strongly negative change may warrant a recommendation against the resolution. In assigning these classifications, ISS is not concerned with the nature of the article being amended, but rather focuses on whether the proposed change improves or worsens the existing provision.

The final criterion on which ISS bases its decision is whether failure to pass a resolution would cause an immediate loss of shareholder value. In such cases, ISS supports even a bundled resolution that includes negative changes.

                          CHANGE IN COMPANY FISCAL TERM

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

DISCUSSION

Companies routinely seek shareholder approval to change their fiscal year end. This is a decision best left to management. ISS opposes this resolution only if the company is changing its year end to postpone its AGM. Most countries require companies to hold their AGM within a certain period of time after the close of the fiscal year. If a company is embroiled in a controversy, it might seek approval to amend its fiscal year end at an EGM to avoid controversial issues at an AGM. ISS opposes the change in year end in these cases.

                 LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

                       ISS GENERAL RECOMMENDATION & POLICY

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

DISCUSSION

ISS's recommended level for ownership disclosure is five percent. A level below that does not add substantially to shareholders' interests and is often only a pretext for an antitakeover defense. A lower level also requires a greater number of shareholders to disclose their ownership, causing a greater burden to shareholders and to the company. Positions of more than five percent are significant, however, and this is the standard that the U.S. SEC uses.

In certain cases, shareholders may want to know of smaller positions-at a troubled company likely to be put in play, for example. ISS examines these companies to determine if these lower thresholds would benefit shareholders.

                            AMEND QUORUM REQUIREMENTS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

DISCUSSION

Quorum requirements differ widely by market. In the United States, for instance, a quorum of a majority of the outstanding shares is the norm. In many global markets, however, the percentage of shares represented at meetings is not as high as in the United States. Indeed, many companies incorporated in markets outside the United States have difficulty attaining a quorum.

Proposals to amend the quorum requirement are evaluated on a case-by-case basis based on market norms, the company's reasons for the change, and the company's ownership structure. With respect to the latter, companies that have a substantial shareholder or shareholder group should set their quorum requirement well above the percentage of shares owned by such shareholder or shareholder group. Quorum requirements are intended to ensure that a broad range of shareholders is represented at meetings. Setting a quorum requirement that is too low, whether in absolute terms or relative to the holdings of a large shareholder, undermines this purpose. A low quorum requirement is of particular concern in markets where resolutions are decided on the basis of either shares present and entitled to vote at a meeting or votes cast at the meeting; in such cases, once a quorum is attained the shares present, regardless of whether they are representative of the entire body of shareholders, will be able to decide the matters under consideration at the meeting.

                             TRANSACT OTHER BUSINESS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote AGAINST other business when it appears as a voting item.

DISCUSSION

This item provides a forum for questions and any other resolutions that may be brought up at the meeting. In most countries the item is a formality and does not require a shareholder vote, but companies in certain countries include other business as a voting item. Because shareholders who vote by proxy cannot know what issues will be raised under this item, ISS cannot recommend that shareholders approve this request when asked for a vote. While ISS recognizes that in most cases this item is a formality or includes discussion that will have no impact on shareholders, shareholders cannot risk the negative consequences of voting in advance on an item for which information has not been disclosed.

                               DIRECTOR ELECTIONS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR management nominees in the election of directors, unless:

   - there are clear concerns about the past performance of the company or the board; or

   -  the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed)

DISCUSSION

ISS considers director elections to be one of the most important voting decisions that shareholders make, especially because shareholders are only given the opportunity to review their companies' operations once a year at the AGM. Thus, if detailed information on boards or nominees is available, analysis to the highest degree possible is warranted. Directors function as the representatives of shareholders throughout the year and are therefore a crucial avenue of ongoing influence on management.

Levels of disclosure regarding directors vary widely. In some countries, such as the United Kingdom, Canada, and Australia, companies publish detailed information such as director biographies, share ownership, and related information that aids shareholders in determining the level of director independence. In many other countries, the only information available on directors is their names, while still other countries disclose no information at all. In cases where detailed information about directors is not available, it would be counterproductive to vote against directors on the basis of a lack of information. Opposition to specific nominees or boards should be supported by specific problems or concerns.

While ISS supports the annual election of directors, boards in many countries are divided into two or more classes that are elected on a staggered basis. This system of classified boards is common across the world. Only Canadian companies routinely elect the entire board on an annual basis, but even in Canada companies may classify their board if an appropriate amendment is made to the articles. In certain countries, executive directors may be appointed for terms of up to five years, and a company's articles may give executive directors protected board seats under which they are not subject to shareholder election. ISS opposes protected board seats and preferential treatment of executive directors.

When reviewing director election proposals, ISS examines board composition, company performance, and any negative views or information on either the company or individual directors. ISS determines the number of executive, independent, and affiliated directors on the board, the existence and composition of board committees, and the independence of the chairman. An affiliated director is defined as one who represents a major shareholder; has significant commercial contacts with the company as a legal counsel, auditor, or consultant; has held executive positions within the company in the past; or is related to the founding family, another board member, or a top executive. In cases where board composition is of concern, the company's general health and its recent financial performance may play a part in the evaluation of directors. Individual director information is also considered, including share ownership among director nominees.

ISS also takes into account the attendance records of directors when such information is provided to shareholders, using a benchmark attendance rate of 75 percent of board meetings. If an individual director fails to attend at least 75 percent of board meetings for two or more consecutive years, ISS makes further inquiries to the company regarding the absences. ISS recommends withholding votes against the director unless the company has provided a reasonable explanation for the absences. International companies tend to have directors who reside in other countries on their boards, making attendance difficult. While ISS understands the difficulties imposed on such directors, failing to attend meetings prevents directors from fulfilling their fiduciary obligations and adequately representing shareholder interests. Other business obligations and conflicting travel schedules are not acceptable reasons for consistently poor attendance records. ISS supports the use of teleconferencing and videoconferencing to cope with the increasing time and travel demands faced by directors in global business.

Statements of corporate governance practices are also helpful in reviewing director election proposals, but only in a few countries are these routinely included as part of the annual report, usually as a listing requirement of the major stock exchange. These reports are required in Australia, Canada, South Africa, and the United Kingdom.

For shareholder nominees, ISS places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management's nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

                              DIRECTOR COMPENSATION

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

DISCUSSION

Proposals seeking shareholder approval for nonexecutive directors' fees are not controversial in most countries. ISS generally supports resolutions regarding directors' fees unless they are excessive relative to fees paid by other companies in the same country or industry. In evaluating such proposals, ISS focuses on the fees paid to each nonexecutive or, if such detailed information is not available, on the aggregate amount payable to all of the nonexecutives. Where available, ISS will also take into consideration evidence of past abuses, both by the company and those, if any, characteristic of the market.

Companies in many markets provide their nonexecutives an option to receive all or a portion of their cash fees in the form of company shares. We approve these measures as the exchange is on a 'dollar-for-dollar' basis, that is, as long as a director receives shares having a cash value equal to that of the foregone fees, with the share price used for such calculation being determined on a reasonable date. While there is some dilution associated with such payments, such dilution is minimal, and in any event, increasing directors' share ownership is likely to align the interests of the directors with those of shareholders.

However, we will not support such arrangements if the exchange is not dollar-for-dollar; such exchanges put shareholders at a disadvantage by providing directors the opportunity to receive shares at discount, and the interests of directors who have acquired shares at a discount are likely to be less closely aligned with those of other shareholders. Some companies provide their nonexecutive directors the opportunity to exchange all or a portion of their cash fees for stock options; we would evaluate such grants in accordance with our stock option guidelines.

As is already common in the United States, companies in some global markets have begun to provide their nonexecutives with stock options as a separate element of their remuneration. In such countries, proposals seeking approval for the remuneration of nonexecutive directors cannot be evaluated without detailed information regarding the proposed remuneration, which could include options, and in some cases, discounted options. Remuneration proposals that include option grants must be evaluated in accordance with the guidelines for stock options. Likewise, remuneration proposals that could include option grants-by virtue of their being proposed by a company in a market where option grants to nonemployee directors are common-must also be evaluated in accordance with the guidelines for stock options.

Some countries require shareholder approval for the remuneration of executive as well as nonexecutive directors. Companies in such markets occasionally bundle nonexecutive and executive remuneration proposals into a single resolution. While ISS generally believes that executive compensation is the purview of the board, when proposed executive compensation is gratuitous or otherwise excessive in light of market norms or there is past evidence of abuse, ISS will recommend a vote against such resolutions. In reviewing such proposals, our analysis focuses, among other things, on the amount of the proposed compensation relative to market norms but also relative to the company's financial performance. For example, absent performance criteria and appropriate limits, it would be inappropriate to approve a resolution entitling an executive to a bonus equal to a substantial portion of a company's profits.

Retirement benefits for nonexecutive directors are inappropriate, as they increase the directors' financial reliance on the company and could call into question the objectivity of their decision-making. In addition, most directors have served as senior executives of other companies, and adequate retirement benefits should be provided through these companies. The only caveat to this policy would be for professional nonexecutive directors such as those found in the United Kingdom. However, requests for such benefits in the United Kingdom are rare, and the appropriateness of using shareholder funds in this manner is questionable.

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                        DISCHARGE OF BOARD AND MANAGEMENT

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR discharge of the board and management, unless:

   - there are serious questions about actions of the board or management for the year in question; or

   -  legal action is being taken against the board by other shareholders.

DISCUSSION

The annual formal discharge of board and management represents shareholder approval of actions taken during the year. Discharge is a tacit vote of confidence in the company's management and policies. It does not necessarily eliminate the possibility of future shareholder action, although it does make such action more difficult to pursue. Meeting agendas normally list proposals to discharge both the board and management as one agenda item.

This is a routine item in many countries. Discharge is generally granted unless a shareholder states a specific reason for withholding discharge and plans to undertake legal action. Withholding discharge is a serious matter and is advisable only when a shareholder has concrete evidence of negligence or abuse on the part of the board or management, has plans to take legal action, or has knowledge of other shareholders' plans to take legal action.

If evidence suggests that one or more board or management members are responsible for problems such as fraud or grave mismanagement, shareholders can withhold discharge from these individuals and pursue further legal action. Poor performance that can be directly linked to flagrant error or neglect on the part of the board or management, or board actions that are detrimental to shareholders' interests, may also constitute grounds for voting against discharge.

If shareholders approve discharge of the board and management, they will face a greater challenge if they subsequently decide to pursue legal action against these parties. Shareholders would be required to prove that management or the board did not supply correct and complete information regarding the matter in question.

     DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

DISCUSSION

The scope of directors' and officers' indemnification and liability provisions varies by market. Within reason, ISS seeks to respect the indemnification and liability protections applicable in each market, but some markets allow companies to provide indemnification and liability protection that we deem excessive. In general, ISS believes that officers and directors should only be eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company. Providing indemnification and liability protection beyond such levels would effectively absolve officers and directors of their duties to shareholders. ISS recognizes that limiting a company's ability to provide liability and indemnification protection may limit its ability to attract and retain qualified directors and executives and that indemnification provisions afford directors and officers protection to take risks and maximize shareholder wealth. However, ISS also believes that providing liability and indemnification protection in excess of that outlined above could unfairly prejudice shareholders in holding officers and directors accountable and that the level of protection allowed under our guidelines represents a reasonable compromise.

When evaluating indemnification and liability provisions in more developed markets that enumerate the duty of loyalty and the duty of care, ISS also takes into account the liability and indemnification provisions contained in ISS's U.S. Proxy Voting Guidelines.

Although ISS supports indemnifying directors and officers, ISS opposes providing these protections to auditors. These payments call into question the objectivity of the auditor in carrying out the audit, as the fees paid on its behalf could be greater than the audit fees alone. Eliminating concerns about being sued for carelessness could also lead to a decrease in the quality of the audit. Given the substantial settlements against auditors in recent years for poor audit practices, the cost of such insurance to the company and its shareholders is unwarranted.

                                 BOARD STRUCTURE

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

DISCUSSION

Resolutions relating to board structures range from fixing the number of directors or establishing a minimum or maximum number of directors to introducing classified boards and director term limits.

BOARD SIZE

Proposals to fix board size are common and are routinely approved. Proposals to establish a range of board size are also frequent; a range of two or three open slots relative to the existing board size is reasonable, as it gives the company some flexibility to attract potentially valuable board members during the year. Latitude beyond this range is inappropriate, however, because companies can use this freedom to hinder unwanted influence from potential acquirers or large shareholders.

ADOPT CLASSIFIED BOARD

ISS prefers that all directors stand for reelection every year. All directors should be accountable to shareholders on an annual basis, as the ability to elect directors is the single most important use of the shareholder franchise.

While classified boards are the norm in most countries, some companies have chosen to place their directors up for annual election. ISS supports initiatives to declassify boards and opposes proposals to classify previously unstaggered boards. Classifying the board makes it more difficult to effect a change of control through a proxy contest; because only a minority of the directors are elected each year, a dissident shareholder would be unable to win control of the board in a single election.

INTRODUCTION OF MANDATORY AGE OF RETIREMENT

ISS believes that age should not be the sole factor in determining a director's value to a company. Rather, each director's performance should be evaluated on the basis of their individual contribution and experience.

ALTERING BOARD SIZE

Companies may attempt to increase board size in order to add related or like-minded directors to the board. Conversely, establishing a minimum number of directors could make it easier to remove independent directors from the board. ISS considers these proposals on a case-by-case basis.

All proposals to alter board size during a proxy fight or other possible contests for control should be opposed. Allowing directors to alter the terms of a contest while it is underway is not in shareholders' interests, as this tactic could be used to thwart a takeover that is in shareholders' interests.

TWO-TIERED BOARDS

Companies in many countries have a two-tiered board structure, comprising a supervisory board of nonexecutive directors and a management board with executive directors. The supervisory board oversees the actions of the management board, while the management board is responsible for the company's daily operations. Companies with two-tiered boards elect members to the supervisory board only; management board members are appointed by the supervisory board. In Austria, Brazil, the Czech Republic, Germany, Peru, Poland, Portugal, and Russia, two-tiered boards are the norm. They are also permitted by company law in France and Spain.

                                 CAPITAL SYSTEMS

Companies have one of two main types of capital systems: authorized and conditional. Both systems provide companies with the means to finance business activities, but they are considerably different in structure. Which system is used by a company is determined by the economic and legal structure of the market in which it operates.

AUTHORIZED CAPITAL SYSTEM

The authorized capital system sets a limit in a company's articles on the total number of shares that can be issued by the company's board. The system allows companies to issue shares from this preapproved limit, although in many markets shareholder approval must be obtained prior to an issuance. Companies also request shareholder approval for increases in authorization when the amount of shares contained in the articles is inadequate for issuance authorities. ISS reviews proposals for such increases based on the following criteria: the history of issuance requests; the size of the request; the purpose of the issuance (general or specific) associated with the increase in authorization; and the status of preemptive rights (see pol. 19 and pol. 21).

CONDITIONAL CAPITAL SYSTEM

Under the conditional capital system, companies seek authorizations for pools of capital with fixed periods of availability. For example, if a company seeks to establish a pool of capital for general issuance purposes, it requests the creation of a certain number of shares with or without preemptive rights, issuable piecemeal at the discretion of the board for a fixed period of time. Shares unissued after the fixed time period lapse. This type of authority would be used to carry out a general rights issue or small issuances without preemptive rights.

Requests for a specific issuance authority are tied to a specific transaction or purpose, such as an acquisition or the servicing of convertible securities. Such authorities cannot be used for any purpose other than that specified in the authorization. In this case, a company requests the creation of a certain number of shares with or without preemptive rights, issuable as needed for the specific purpose requested. This pool of conditional capital also carries a fixed expiration date.

In reviewing these proposals, ISS takes into consideration the existence of pools of capital from previous years. Because most capital authorizations are for several years, new requests may be made on top of the existing pool of capital. While most requests contain a provision to eliminate earlier pools and replace them with the current request, this is not always the case. Thus, if existing pools of capital are being left in place, the aggregate potential dilution amount from all capital should be considered.

                             SHARE ISSUANCE REQUESTS

                       ISS GENERAL RECOMMENDATION & POLICY

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

GENERAL ISSUANCES

General issuance requests under both authorized and conditional capital systems allow companies to issue shares to raise funds for general financing purposes. Approval of such requests gives companies sufficient flexibility to carry out ordinary business activities without having to bear the expense of calling shareholder meetings for every issuance.

Issuances can be carried out with or without preemptive rights. Preemptive rights permit shareholders to share proportionately in any new issuances of stock. These rights guarantee existing shareholders the first opportunity to purchase shares of new issuances of stock in the class they own in an amount equal to the percentage of the class they already own. Corporate law in many countries recognizes preemptive rights and requires shareholder approval for the disapplication of such rights.

ISS believes that the ability to double share capital through a rights issue (with preemptive rights) provides the company with sufficient financing to meet most contingencies. Rights issues for general capital needs of more than 100 percent of outstanding capital warrant shareholder approval. Issuance authorities of more than 100 percent can lead to excessive cash calls on shareholders, requiring them to provide the funds necessary to maintain their relative positions in the company or to accept substantial dilution.

In some cases, companies may need the ability to raise funds for routine business contingencies without the expense of carrying out a rights issue. Such contingencies could include the servicing of option plans, small acquisitions, or payment for services. When companies make issuance requests without preemptive rights, shareholders suffer dilution as a result of such issuances. Therefore, authorizations should be limited to a fixed number of shares or a percentage of capital at the time of issuance. While conventions regarding this type of authority vary widely among countries, ISS routinely approves issuance requests without preemptive rights for up to 20 percent of a company's outstanding capital.

Stock exchange listing rules also play a factor in determining the acceptability of share issuance requests. In some markets, companies may ask for the authority to issue all of their authorized but unissued share capital, yet the country's stock exchange prevents a company from issuing more than ten percent of the company's share capital in any one year without seeking additional shareholder approval. Another example is global companies that are listed on NASDAQ or the New York Stock Exchange (NYSE). Generally speaking, companies listed on NASDAQ and the NYSE must seek shareholder approval for any issuance of shares or of securities convertible into shares in excess of 20 percent of the company's outstanding shares at the time of issuance. If stock exchange listing requirements include adequate safeguards with respect to share issuances, ISS will approve the request unless there are specific concerns with the company.

SPECIFIC ISSUANCES

Specific issuance requests should be judged on their individual merits. For example, a company may request the issuance of shares for an acquisition in the form of a rights issue to raise funds for a cash payment, or else a company could request an issuance without preemptive rights for use in a share-based acquisition or issuance to a third party. Such a request could be of any size, and ISS recommends approval as long as the proposal is sound. A more routine request would be an authority to issue shares without preemptive rights for issuance as needed upon conversion of convertible securities or to service a share option plan. These shares can only be used for the purpose defined in the resolution.

                         INCREASES IN AUTHORIZED CAPITAL

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

   - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

   - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

DISCUSSION

Increases in authorized capital are requested both for general financing flexibility and to provide for a specific purpose. Companies need an adequate buffer of unissued capital in order to take advantage of opportunities during the year, thus they often request increases in authorized capital for no specific purpose other than to retain this flexibility. ISS believes that approving such requests is reasonable.

An increase of 100 percent over the existing authorization gives the company sufficient flexibility in any given year, but requiring that at least 30 percent of the new authorization be outstanding also limits the company's ability to abuse this privilege. If a company wishes to issue shares for any unforeseen reason during the year that would double (or possibly triple) outstanding share capital, an EGM to seek shareholder approval is justified.

Another important consideration is the status of preemptive rights. Not all countries recognize shareholders' preemptive rights, and excessive authorizations could lead to substantial dilution for existing shareholders. When preemptive rights are not guaranteed, companies do not need shareholder approval for share issuances as long as the issuance does not result in an increase above the authorized capital limit.

For specific requests, increases in capital up to any size may be justified if the purpose of the new authorization is in shareholders' interests. Such increases may be needed to fund a variety of corporate activities, thus each proposal must be reviewed on its individual merits. However, the same concerns with dilution exist if the outstanding capital is still less than 30 percent of the new authorization after all issuances take place.

ISS recommends that shareholders vote against proposals seeking to increase authorized capital to an unlimited number of shares. ISS does not believe that companies need unlimited financial flexibility to transact ordinary business because such an arrangement precludes management from periodically consulting shareholders for new capital. Unlimited authorizations may also be used as antitakeover devices, and they have the potential for substantial voting and earnings dilution. As such, they are not in shareholders' best interests.

                                 PREFERRED STOCK

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DISCUSSION

Preferred stock is an equity security, but also has certain features that liken it to debt instruments, such as fixed dividend payments, seniority of claims relative to regular common stock, and (in most cases) no voting rights except on matters that affect the seniority of preferred stock as a class. Preferred stock usually ranks senior to a company's ordinary shares with respect to dividends and the distribution of assets or winding up of the company. Preferred stock can be an effective means of raising capital without increasing debt levels, especially if a company has recently concluded a series of acquisitions.

In determining the acceptability of proposals relating to preferred stock, ISS examines the rights and terms of the proposed shares, including their designation, conditions, restrictions, and limitations. ISS prefers that the terms of preferred stock be set out at the time of the issuance or authorization request. Also important is the company's justification for issuing or authorizing preferred stock. Whether or not the preferred shares carry voting rights is also considered, especially if the preferred stock will feature superior voting rights to the common shares. While ISS believes that preferred shares are a valid form of financing, we also believe that the creation or issuance of preference shares should be limited to 50 percent of a company's share capital. ISS will also oppose cases where there has been evidence of management abuse of a past issuance authority.

VOTING PREFERRED STOCK

In some markets, preferred stock carries voting rights. Such preference shares may carry voting rights equal to the voting rights of the common shares or may carry multiple voting rights. In such cases, ISS's guidelines on capital structure are applied. ISS supports a one share, one vote policy and opposes measures that seek to establish dual-class capital structures. However, if a company already has a preference share authorization with different voting rights than the common shares, ISS will approve additional issuances of the preference shares, as long as issuances of these preferred shares are limited and do not adversely affect the rights of common shareholders.

CONVERTIBLE PREFERRED STOCK

Companies may also seek approval for the creation or issuance of preferred stock that is convertible into common stock. If the shares are convertible into common shares, ISS evaluates the conversion ratio and calculates the maximum number of shares that could be issued upon conversion to determine the potential amount of dilution that could result for common shareholders as a result of the proposal. ISS's equity issuance guidelines are then applied to determine whether the level of dilution is in shareholder's best interests.

BLANK CHECK PREFERRED STOCK

Companies may also seek shareholder approval for blank check preferred stock, which refers to blanket authorities to issue preferred stock under which the directors are allowed to set the size, terms, and recipient of such shares at the time of issuance. Blank check preferred stock can be used for legitimate corporate purposes such as raising capital or making acquisitions. By not establishing the terms of preferred stock at the time the class of stock is created, companies maintain the flexibility to tailor their preferred stock offerings to prevailing market conditions. However, blank check preferred stock can also be used as an entrenchment device. The ability to issue a block of preferred stock with multiple voting or conversion rights to a friendly investor is a powerful takeover defense.

ISS supports blank check preferred stock proposals as long as the proposal states that the shares will not be issued as a takeover defense. ISS also considers, on a case-by-case basis, proposals to increase authorizations of blank check preferred stock when shareholders have already approved the class of stock and the company has a history of issuing such stock for legitimate financing purposes. Theoretically, companies with authorized blank check preferred stock can use these shares for antitakeover purposes as long as there are a few shares remaining, as they are free to set voting or conversion terms with each issue. Therefore, an increase in authorization may have little effect on the usage of this stock. In cases where a company has issued preferred stock from its authorization for legitimate financing purposes, there is no reason to object to an increase.

                              REDUCTION OF CAPITAL

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

DISCUSSION

Proposals to reduce capital can cover a variety of corporate actions, ranging from routine accounting measures to reductions pertaining to a significant corporate restructuring in the face of bankruptcy. In addition, proposals to reduce capital can vary significantly from market to market as a result of local laws and accounting standards. Some examples of capital reduction proposals found overseas include:

REDUCTION IN STATED CAPITAL

One example of this type of proposal asks shareholders to allow the board to reduce the company's deficit and create a contributed surplus by effecting a reduction in the state capital of the company's common shares. A company may take this action if its net assets are in danger of falling below the aggregate of its liabilities and its stated capital. Should that situation occur, under some corporate law statutes the company would be prohibited from paying dividends on its shares. ISS usually supports such proposals as they are considered to be routine accounting measures. This type of proposal is seen often in Canada.

REDUCTION IN CONNECTION WITH CANCELLATION OF REPURCHASED SHARES

A company may also seek a reduction in capital corresponding to the cancellation of shares repurchased in connection with an earlier buyback authorization. The amount of equity that may be cancelled is usually limited to ten percent by national law. This type of proposal is seen most often in Scandanavia, Japan, Spain, and some Latin America markets and is considered a routine accounting measure.

REDUCTION IN CONNECTION WITH DIVIDEND PAYMENTS

If a board determines growth in income to be insufficient to enable the payment of a dividend, it may propose to lower the par value of the company's shares and pay the difference in par value back to the shareholders, effecting a corresponding reduction in capital. Such reduction is normally effected proportionately against all outstanding capital, and therefore does not involve any material change relative to shareholder value. Thus, ISS generally recommends that shareholders vote for these proposals, which are most often seen in Switzerland, Spain, and some Latin American markets.

REDUCTION IN CONNECTION WITH REPAYMENT AND CANCELLATION OF DEFERRED SHARES AND PREFERENCE SHARES

Companies may also seek approval for the reduction of share capital pursuant to a repayment and cancellation of deferred shares or preference shares. Deferred shares may be created as bonus shares by a company capitalizing credit from a share premium account pursuant to a reorganization plan, for example, to return excess capital back to shareholders. The company then repurchases the bonus shares in exchange for cash equal to their nominal value and cancels them through a capital reduction. Companies that have preference shares outstanding may also request to cancel and repay these shares which may no longer be required for the carrying out of their financial objectives and may accrue administration costs which have become disproportionate to the benefits of maintaining such shares. Preference shares also carry certain rights that restrict the flexibility of conducting certain corporate actions, in particular share repurchases, which is another reason why companies propose to cancel such shares. In either case, ISS supports such reductions as they simplify capital structure and save on administration costs and remove certain restrictions associated with preference shares. This type of proposal is commonly seen in the United Kingdom.

REDUCTION IN CONNECTION WITH RESTRUCTURING

As noted above, some proposals to reduce capital are made in connection with a significant corporate restructuring. ISS generally supports such proposals because opposition could lead to insolvency, which is not in shareholders' interests. Evaluation of this type of proposal should take a realistic approach to the company's situation and the future prospects for shareholders.

                               CAPITAL STRUCTURES

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

DISCUSSION

A key decision for any business is determining its capital structure. When timed correctly, sophisticated capital management-finding the right mix of equity, long-term debt, and short-term financing-can enhance shareholder returns. This process involves coordination of important issues, including dividend policy, tax and interest rates, types of assets, opportunities for growth, ability to finance new projects internally, and cost of obtaining additional capital.

These decisions are best left to a company's board and senior management, who should be given the latitude to determine the company's capital structure. However, shareholders should be aware that many financing decisions could have an adverse effect on shareholder returns. For example, additional equity financing may reduce an existing shareholder's ownership interest and can dilute the value of the investment. Some capital requests can be used as takeover defenses; in response to this situation, company laws establish limits on management's authority to issue new capital and often require shareholder approval for significant changes in management's existing authorizations.

ISS supports a one share, one vote policy and opposes mechanisms that skew voting rights. Shareholders' voting rights should accrue in accordance with their equity capital commitment to the company. Dual class capital structures entrench certain shareholders and management, insulating them from possible takeovers or other external influence or action. The interests of parties with voting control may not be the same as those of shareholders constituting a majority of the company's capital. Additionally, research and market experience have shown that companies with dual class capital structures or other antitakeover mechanisms consistently trade at a discount to similar companies without such structures.

When companies with dual class capital structures seek shareholder approval for the creation of new shares, ISS opposes the creation of additional supervoting shares because this perpetuates the dual class structure. If companies are seeking to increase ordinary or subordinate share capital, ISS reviews such requests on a case-by-case basis. If the shares are needed for a specific purpose, ISS recommends approval as long as the proposal meets the issuance guidelines for specific requests. Refusing such requests could cause an immediate loss of shareholder value by not allowing the company to carry out its ordinary business. However, ISS opposes general share creation requests on the grounds that they would perpetuate unequal voting structures. If shareholders routinely approve the creation of ordinary or subordinate voting shares, the company has no incentive to reform its capital structure. By not approving such requests, shareholders can send a signal of dissatisfaction to management.

                             DEBT ISSUANCE REQUESTS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

DISCUSSION

Debt issuance is a popular financing strategy in world markets. Companies routinely issue bonds directly to shareholders in order to raise funds while enjoying low borrowing costs, although bonds are also often issued without preemptive rights. The issuance of unsecured debt can often include warrants, which are detached at the time of bond issuance. Warrants are usually attached to a debt issuance in order to enhance the marketability of the accompanying fixed income security. Debt instruments are often issued with the right to convert into equity securities. Convertible bonds give holders the choice of becoming shareholders, thereby increasing the shareholder base and liquidity of the company's stock, or selling their newly converted shares on the open market. In addition, many companies issue debt denominated in currencies other than that of their home market.

When evaluating a debt issuance request, ISS determines the type of debt instrument being issued, the characteristics of the instrument (including whether or not it is convertible into common stock), the intended recipient of the issuance, and the company's justification for the issuance.

In the case of convertible debt, ISS evaluates the conversion ratio and calculates the maximum number of shares that could be issued upon conversion to determine the potential amount of dilution that could result from the proposal. ISS's equity issuance guidelines are then applied to determine whether the level of dilution is in shareholders' best interests.

In the case of nonconvertible debt, ISS takes into account the size and purpose of the increase, and the board's use of past authorizations including examining whether there has been a history of abuse of the authorities. ISS looks at the company's current financial situation, specifically examining its current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. ISS also considers other factors such as the company's growth over the past five years relative to earnings or market capitalization, recent corporate events that might affect the company's bottom line (such as the acquisition of a major competitor or the release of a revolutionary product), and the normal debt levels in the company's industry and country of origin. Although all of these considerations are factored into ISS's analysis of debt issuance proposals, ISS generally believes that such financing concerns are best decided by management. ISS will, however, issue vote recommendations against such proposals in cases where there has been evidence of management abuse of an authority, where the proposal is not in line with market practices, or extreme cases where shareholders' rights could be negatively affected.

Companies may also seek shareholder approval to restructure existing debt arrangements. ISS generally supports restructuring proposals, particularly if the company is in danger of default. However, ISS will oppose restructuring proposals in which common shareholders are being treated unfairly.

                           PLEDGING OF ASSETS FOR DEBT

                       ISS GENERAL RECOMMENDATION & POLICY

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

DISCUSSION

In certain countries, shareholder approval is required when a company needs to secure a debt issuance with its assets. In many cases, this is a routine request and is a formality under the relevant law. When reviewing such proposals, ISS takes into account the terms of the proposed debt issuance and the company's overall debt level. If both of these factors are acceptable, ISS recommends supporting these requests.

                          INCREASE IN BORROWING POWERS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

DISCUSSION

In some countries, companies are required to seek shareholder approval for increases in their aggregate borrowing power authorities. The aggregate limit on the board's ability to borrow money is often fixed in a company's articles, and shareholder approval to change this limit is therefore legally required. ISS believes that a company's financing needs are best determined by the board, and modest increases in borrowing powers are necessary to allow the company to take advantage of new acquisition opportunities or to complete development and restructuring projects. ISS's analysis of borrowing power increase requests take into account management's stated need for the increase, the size of the increase, and the company's current gearing level. Large increases in borrowing powers can sometimes result in dangerously high debt-to-equity ratios that could harm shareholder value. If an increase is excessive without sufficient justification and if a company already has exceptionally high gearing compared to its industry, ISS recommends opposing the request.

                             SHARE REPURCHASE PLANS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR share repurchase plans, unless:

   -  clear evidence of past abuse of the authority is available; or

   -  the plan contains no safeguards against selective buybacks.

DISCUSSION

Proposals regarding share repurchase plans are routine in most countries, and such plans are usually sufficiently regulated by local laws or listing requirements to protect shareholder interests.

ISS looks for the following conditions in share repurchase plans: limitations on a company's ability to use the plan to repurchase shares from third parties at a premium; limitations on the exercise of the authority to thwart takeover threats; and a requirement that repurchases be made at arm's length through independent third parties and that selective repurchases require shareholder approval.

Some shareholders object to companies repurchasing shares, preferring to see extra cash invested in new businesses or paid out as dividends. ISS believes that when timed correctly, stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.

                        REISSUANCE OF SHARES REPURCHASED

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

DISCUSSION

ISS generally believes that properly timed repurchases of company shares can enhance shareholder value and improve general shareholder returns. With good timing and proper safeguards, the same returns and improvements in shareholder value can be generated through the reissuance of the shares repurchased. In most countries, the text of this general mandate provides sufficient shareholder protection to make this item routine. When reviewing such proposals, ISS takes into account the country's legal framework for such reissuances and the company's history of reissuing shares under the authority.

        CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

DISCUSSION

Companies routinely carry out bonus issues of shares or increases in par value to existing shareholders, usually through the capitalization of reserves from either the share premium reserve or the retained earnings account. Capitalization of these reserves-transferring them into the share capital account-usually requires shareholder approval. These issuances essentially function as dividends.

When companies increase par value or capitalize reserves and distribute new fully paid shares to shareholders free of charge through a bonus issue, there is no cost to shareholders to maintain their stakes and no risk of dilution. This procedure transfers wealth to shareholders and does not significantly impact share value. The only impact on shareholders is that by increasing the number of shares on issue, the company could increase liquidity, enhance marketability, and ultimately expand its shareholder base.

                         REORGANIZATIONS/RESTRUCTURINGS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

DISCUSSION

Requests to approve corporate reorganizations or restructurings range from the routine shuffling of subsidiaries within a group to major rescue programs for ailing companies. ISS usually approves such resolutions unless there are clear conflicts of interest among the various parties, shareholders' rights are being negatively affected, or certain groups or shareholders appear to be getting a better deal at the expense of general shareholders.

In the case of routine reorganizations of assets or subsidiaries within a group, ISS's primary focus with the proposed changes is to ensure that shareholder value is being preserved. This includes the effect of the reorganization on the control of group assets, the final ownership structure, the relative voting power of existing shareholders if the share capital is being adjusted, and the expected benefits arising from the changes.

In the case of a distress restructuring of a company or group, shareholders' options are far more limited; often, they have no choice but to approve the restructuring or lose everything. In such cases, ISS first determines the company's degree of distress by determining whether or not the company still has a positive net asset value-that is, if realizable assets are greater than liabilities. Although rare, liquidation should be considered an option in these situations.

In most cases, however, the company has a negative asset value, meaning that shareholders would have nothing left after a liquidation. ISS seeks to ensure that the degree of dilution proposed is consistent with the claims of outside parties and is commensurate with the relative commitments of other company stakeholders. Existing shareholders usually must accept the transfer of majority control over the company to outside secured creditors. Ultimately, ownership of a small percentage of something is worth more than majority ownership of nothing.

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                            MERGERS AND ACQUISITIONS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR mergers and acquisitions, unless:

   - the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

   - the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

DISCUSSION

When evaluating the merits of a proposed acquisition, merger, or takeover offer, ISS focuses on the impact of the proposal on shareholder value, both in the immediate and long term. The primary concern is to determine whether or not the proposal is beneficial to shareholders' existing and future earnings stream and to ensure that the impact on voting rights is not disproportionate to that benefit. Although ISS examines these proposals primarily from a corporate governance perspective, a variety of other factors are considered, including the financial terms of the transaction and the strategic rationale for the proposal.

In the case of an acquisition, ISS examines the level of voting or earnings dilution and the logic of the proposed purchase if large share issuances are required. The method of financing is also important, as various methods can result in different valuations than originally perceived. ISS also checks for an independent valuation of the terms, particularly if the target of the acquisition is not a publicly traded entity or asset and precise market valuations are not readily available. ISS also considers the control premium in the transaction. Control premiums on acquisitions vary widely depending on the industry, the time period, and the country. For publicly traded entities or assets, ISS looks at the price of the acquisition relative to the average market price prior to any announcement, as well as the historical price trends for 60 days prior. For nonpublicly traded entities or assets, an independent financial evaluation becomes even more important.

In the case of mergers, ISS examines whether or not the merger makes commercial or strategic sense for the company. ISS also considers the method of effecting the merger and the ultimate impact on shareholders of the proposed financial and corporate governance structure. While historical relative valuations based on market prices are useful in the financial evaluation process, the often complicated financial details of such proposals make an independent fairness opinion of extreme importance. The proposed board structure, share capital structure, relative share ownership, and any takeover defenses of the new company are all important factors for consideration in this evaluation process.

Obviously, levels of disclosure regarding merger and acquisition proposals will vary greatly from market to market. In more developed markets, shareholders are often provided with detailed financial and governance information as well as an independent fairness opinion and in some cases, a formal valuation report. When evaluating proposals in these markets, ISS relies primarily on the documents and information provided by the company and its advisors. However, in many emerging markets, detailed information regarding mergers and acquisistions can be scarce. In these markets, ISS must rely more heavily on secondary sources, including local shareholder associations, market reaction to the proposed transaction, and news reports.

If the details of a given proposal are unclear or not available and a fairness opinion (in markets where they are regularly provided) is also not available, ISS recommends either abstaining on or voting against the proposal. Abstention would most likely be the result of a lack of information about the proposal. If a company is uncooperative in providing information about the proposal or is evasive when responding to questions, ISS recommends voting against it.

                         MANDATORY TAKEOVER BID WAIVERS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

DISCUSSION

Many countries impose a bid threshold that forces any shareholder whose stake exceeds the limit to tender a public bid to all the other owners to purchase the remaining shares. The thresholds are imposed either by national law, stock exchange rules, or a company's articles of association. This mandatory takeover bid rule prohibits a shareholder from owning a large stake in the company and having a dominating voice in the decision making without being required to purchase the remainder of the shares. Without such a requirement, the other shareholders, although potentially holding a substantial percentage of the company's shares, would be left with relatively little say in decisions. Mandatory bid requirements also seek to prevent 'creeping acquisitions' and to ensure that shareholders, other than the controlling shareholder, receive a control premium when control of the company shifts to the large shareholder.

ISS opposes proposals to exempt a large shareholder from the obligation to bid. The requirement that a takeover bid should be launched when a substantial amount of shares have been acquired prevents the entrenchment of the controlling shareholder and protects minority owners.

ISS does make an exception to the mandatory takeover bid rule when the event prompting the takeover bid is a repurchase by the company of its own shares. When a company repurchases its own shares, the relative stake of a large shareholder increases even though the number of shares held by the large shareholder has not changed. In certain markets, notably the United Kingdom and Ireland, the mandatory bid rules require a large shareholder to make a takeover bid if its stake in the company is increased on a relative basis as a result of a share repurchase by the company. Companies in these markets may seek a waiver from the takeover bid requirement applicable to their large shareholder. Under certain circumstances, ISS will support such a waiver, namely, if the share repurchase would not push the large shareholder's stake in the company above 50 percent.

                            REINCORPORATION PROPOSALS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote reincorporation proposals on a CASE-BY-CASE basis.

DISCUSSION

Reincorporation proposals are most commonly seen in Canada, where companies may register under one of the provincial business statutes. However, companies in other countries may also seek shareholder approval to reincorporate in a U.S. state or another country. Many companies, including U.S. companies, choose to reincorporate in places such as Bermuda, the Cayman Islands, or the British Virgin Islands for tax purposes.

When examining a reincorporation proposal, ISS first examines the reasons for the move. Sometimes a reincorporation proposal is part of a restructuring effort or merger agreement that contributes significantly to a company's growth, financial health, and competitive position more than the anticipated negative consequences of incorporating in another province or country. Some reincorporations allow firms to realize lower taxes or incorporation fees. In addition, there may be advantages to incorporating in the province in which the company conducts the bulk of its business.

Companies often adopt a new charter or bylaws with increased protection for management upon reincorporation. For instance, many reincorporation proposals are bundled with the ratification of a new charter that increases the company's capital stock or imposes a classified board. When such changes to the charter include the addition of negative corporate governance provisions, the impact of these new provisions on shareholders must be balanced against the anticipated benefits of the reincorporation.

ISS believes that reincorporations to countries, states, or provinces with less stringent disclosure requirements or corporate governance provisions are often management attempts to lessen accountability to shareholders. In such cases, ISS recommends voting against the proposal. The expenses involved in a change of domicile relating to legal and administrative fees, plus the greater entrenchment such a reincorporation could provide management, would likely harm shareholders' interests. In cases where companies propose to move to a more protective province or country and supply reasonable financial reasons for doing so, the benefits of the reincorporation must be weighed against the costs of possible management entrenchment.

                        EXPANSION OF BUSINESS ACTIVITIES

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

DISCUSSION

Companies are usually required by law to include in their articles of association or memorandum of association specific business purposes in the form of an objects clause. Because most countries require shareholder approval before articles can be amended, any change to the company's objects clause requires shareholder approval. Countries often seek shareholder approval to amend the objects clause to expand business lines.

Expanding business lines is a decision usually best left to management, but there are some instances where ISS withholds support for such changes. If a company has performed poorly for several years and seeks business expansion into a risky enterprise, ISS would require further clarification from management regarding the purpose of the expansion. If the company does not provide a satisfactory business plan, ISS recommends that shareholders vote against the proposal.

                        EXPANSION OF BUSINESS ACTIVITIES

                       ISS GENERAL RECOMMENDATION & POLICY

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

DISCUSSION

Companies are usually required by law to include in their articles of association or memorandum of association specific business purposes in the form of an objects clause. Because most countries require shareholder approval before articles can be amended, any change to the company's objects clause requires shareholder approval. Countries often seek shareholder approval to amend the objects clause to expand business lines.

Expanding business lines is a decision usually best left to management, but there are some instances where ISS withholds support for such changes. If a company has performed poorly for several years and seeks business expansion into a risky enterprise, ISS would require further clarification from management regarding the purpose of the expansion. If the company does not provide a satisfactory business plan, ISS recommends that shareholders vote against the proposal.

                           RELATED-PARTY TRANSACTIONS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote related-party transactions on a CASE-BY-CASE basis.

DISCUSSION

Shareholders are often asked to approve commercial transactions between related parties. A transaction between a parent company and its subsidiary, or a company's dealings with entities that employ the company's directors, are usually classified as related party transactions and are subject to company law or stock exchange listing requirements that mandate shareholder approval. Shareholder approval of these transactions is meant to protect shareholders against insider trading abuses.

In most cases, both the rationale and terms of such transactions are reasonable. ISS looks for evidence of an evaluation of the transaction by an independent body, but this is not always available. Unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms, ISS recommends that shareholders support the proposal.

                               COMPENSATION PLANS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote compensation plans on a CASE-BY-CASE basis.

DISCUSSION

Disclosure on compensation in most countries is not as extensive as U.S. disclosure. However, compensation plans are becoming more common on meeting agendas of foreign companies, and the structures of these plans are of vital interest to shareholders. When given the opportunity to review these structures, ISS supports plans that motivate participants to focus on long-term shareholder value and returns, encourage employee stock ownership, and more closely align employee interests with those of shareholders.

For many years, ISS has employed a complex methodology for evaluating compensation proposals in the United States, but this has only been possible because of the extensive disclosure provided in U.S. proxy circulars. This degree of disclosure is a reflection of strict regulatory requirements, investor concern and activity, and corporate governance sophistication. Compensation is not a topical issue in most non-U.S. markets, therefore the degree of information available to evaluate such proposals is usually limited to basic details. For this reason, ISS uses a simpler methodology for evaluating most non-U.S. compensation proposals, but with the same goal of maximizing shareholder value.

Beyond the problems presented by limited disclosure, local conditions and traditions in particular countries also hinder the creation of a comprehensive compensation evaluation procedure. Standard market practice in one country may be illegal activity in another. Some countries establish numerical limits on the number of shares available under their plans, while others have percentage limits that apply over a specific length of time. Holding all global companies to the strict standards of the United States, for example, could result in recommendations against almost every compensation plan in many countries. Conversely, making too many allowances for local practices may only encourage poor governance standards over the long term.

ISS reviews three main types of compensation plans: stock option plans, incentive plans, and share purchase plans. Also included in this section are grants outside of plans. With the exception of the United Kingdom, where ISS uses a compensation valuation model to evaluate the cost of stock-based compensation plans, ISS analyzes plans in all other global markets by calculating the dilution under a company's share plans and by analyzing plan features.

STOCK OPTION PLANS

Stock option plans grant participants an option to buy company shares at a set price (the exercise price). Shares are usually granted at market prices and may be exercised when the company's share price reaches the exercise price. Participants may then purchase the promised shares at the strike price and may later sell the shares after their purchase (or after a defined holding period when the shares may not be sold).

When evaluating stock option plans, ISS's first hurdle is obtaining information regarding the key terms of the plan. Ideally, we would like to see the full text of the plan, or a summary of the plan's key terms, with information on the plan's dilution, exercise price/presence of discounts, administration and participation, types of awards used, vesting provisions, and performance criteria. However, in many markets, especially where companies are only beginning to introduce stock-based compensation, information on key plan terms can be quite limited. ISS generally supports efforts to more closely align executive pay with shareholder interests, and generally encourages companies to improve their compensation disclosure practices. However, until disclosure standards improve in these markets, ISS believes that it would be counterproductive to oppose all plans in a given country on this basis. Still, some basic parameters are necessary in order for ISS to consider supporting a compensation plan. At a minimum, ISS requires information on the maximum potential dilution of a plan and information concerning the exercise price. If a plan meets our guidelines on these two points, ISS will support the plan. For markets where certain plan information is regularly disclosed, and a company has failed to provide this information to shareholders, ISS will vote against the plan on the basis of substandard disclosure.

Among the criteria that ISS examines in evaluating stock option plans are the following, generally organized from criteria of greater importance to criteria of lesser importance:

SHARES RESERVED FOR ISSUANCE OF OPTIONS UNDER THE PLAN

The maximum number of shares ISS approves under a plan depends on the classification of a company's stage of development as growth or mature. Growth companies are usually smaller, in new industries requiring significant research and development, and have restricted cash flows. A company in an established industry but expanding rapidly, or a mature company that is experiencing an extended period of rapid expansion, may also be classified as growth. Mature companies are characterized by stable sales and revenue growth, production efficiencies resulting from volume gains, and strong cash flow resulting from developed products in the payoff stage.

For mature companies, shares available under stock option plans should be no more than five percent of the issued capital at the time of approval under all plans. For growth companies, shares available should be no more than ten percent of the issued capital at the time of approval under all plans. However, ISS will support plans at mature companies with dilution levels of up to ten percent if the plan includes other positive features, such as challenging performance criteria or premium-priced options. These features partially offset dilution concerns, as their inclusion reduces the likelihood that options will become exercisable unless there is a clear improvement in shareholder value.

For all companies, an absolute number of shares fixed at the time of approval is ideal, but many countries do not include such a limit. In these cases, revolving limits (a certain percentage of issued shares at any one time) of five percent or ten percent are common. The practice of setting a percentage of shares issuable over a certain number of years before or after the plan is adopted appears to be a compromise between these first two methods. ISS prefers plans where the limits are sufficiently spread out, e.g., five percent in five years, ten percent in ten years. Revolving limits of ten percent in ten years should also include 'flow-rate' restrictions that further limit the plan's dilution, such as a cap of 'three percent in three years,' '2.5 percent in five years,' or 'one percent in one year.'

EXERCISE PRICE

ISS prefers that options be priced at not less than 100 percent of the shares' fair market value on the date of grant. Usually this is taken as the closing price of the company's shares on the day prior to the date of grant. Some countries determine fair market value as an average of the trading price for the five days prior to the date of grant. This is a common and acceptable practice. Some emerging market countries use a 30-day average or longer to determine fair market value; these resolutions must be reviewed on a case-by-case basis, although provisions of longer than 30 days increase the possibility of discounted options.

DISCOUNTED OPTIONS, RESTRICTED STOCK, AND STOCK GRANTS

Many countries allow for options to be granted at a discount to market prices. ISS evaluates restricted stock, which is essentially a deeply discounted option often with mandatory vesting provisions, in the same manner as a discounted option. Restricted stock, which is generally offered at a 100-percent discount and vests in three to five years, is most often seen in the United States, but it is becoming increasingly popular in other jurisdictions. Stock grants are another type of discounted award in which company shares may be granted outright to recipients with no payment required for the receipt of shares. In the absence of performance criteria (see below), ISS opposes grants of discounted options, including restricted stock. Absent performance criteria or vesting provisions, holders of discounted options or restricted stock have an incentive to cash in their grants for an immediate return rather than hold on to their options for future gains, thereby reducing or eliminating the incentive value of such awards. ISS generally opposes stock grants as their incentive value is dubious.

In very rare cases, ISS may consider supporting a plan that includes discounted options, including restricted stock, if the company has attached challenging performance criteria to the options, including price hurdles. Performance-based vesting provisions require tangible improvements in the company's financial performance or share price before the discounted options or restricted shares can be exercised. Performance criteria are evaluated by reference to both the company's country of incorporation and industry. Recipients of discounted options and restricted shares are required to tender less consideration, if any, to exercise their awards than recipients of market-priced options are required to tender; as a result, the former type of awards are more costly to shareholders from an economic perspective. However, the higher performance threshold imposed by suitably challenging performance criteria may mitigate the higher economic costs.

In general, ISS does not believe that vesting provisions, however stringent, sufficiently mitigate the excessive cost of discounted awards, but with respect to the use of restricted stock in U.S.-style stock option plans seen in global markets, ISS recognizes that restricted stock is a common feature of these plans, that often these awards represent only a small portion (usually significantly below one percent) of a company's outstanding share capital, and that performance criteria are not common in U.S.-style plans. As a result, ISS believes that it would be counterproductive to oppose all such plans solely on the inclusion of restricted stock. However, ISS would only approve of plans that set out strict limits on such grants, include stringent vesting provisions, and that meet our guidelines in all other aspects.

PLAN ADMINISTRATION

ISS opposes allowing the administering committee to grant options to itself due to the potential for abuse and conflicts of interest. Administration of plans should be in the hands of directors who are unable to participate in the plan. Plans administered by the full board should not allow voting by executive directors; plans administered by remuneration committees should be composed entirely of independent directors. Plans that allow nonexecutive directors to participate should not give them any discretion on individual grants; instead, an automatic system of grants should be introduced with fixed annual grants at market prices on a fixed date. Alternatively, ISS approves of separate nonexecutive director option plans with independent administration if the number of shares reserved for such plans is limited. Shares reserved for director plans, when combined with shares reserved for all of the company's stock option plans should not exceed ISS's aggregate dilution limits. In addition, shares reserved over the life of such a plan should not exceed one percent of a company's outstanding share capital for mature companies and 1.6 percent for growth-oriented companies for a five-year plan. Shares reserved for nonexecutive director option grants in any one year should not exceed 0.2 percent for mature companies and 0.3 percent for growth companies.

ELIGIBILITY AND PARTICIPATION

ISS prefers separate plans for employees, directors, and nonexecutive directors, but most plans include all or some combination of these categories of participants. Other global plans distinguish between full-time and part-time employees or establish a set length of service to the company (usually one year) before options may be granted. Most plans allow the administrating committee to select plan participants.

PERFORMANCE CRITERIA AND VESTING PROVISIONS

Performance criteria and vesting provisions are important considerations when evaluating a compensation plan, and the existence of long vesting provisions and realistic performance criteria may compensate for minor shortcomings in a plan. If a plan falls just beyond one of the above guidelines but has both performance criteria and vesting provisions, support may be justified. The ultimate goal of share option plans is to tie executive and employee remuneration to company performance and to give key employees and executives incentive to stay with the firm. We favor the inclusion of performance targets and graduated vesting schedules because awards that are contingent upon sustained and measurable improvements are more likely to fulfill their purpose of truly providing incentive. However, if a plan meets all other aspects of ISS's guidelines, these two criteria are not mandatory, unless the inclusion of such provisions are standard in the company's country of incorporation and a company has failed to include them.

OTHER FEATURES SPECIFIC TO OPTION PLANS
ISSUE TERMS

Some countries require optionees to pay a nominal fee (often equivalent to $0.01) for every option received. This is common and acceptable, although many companies that once enforced this provision are now deleting it from the rules of their plans.

OPTION REPRICING

Some plans include specific provisions allowing for the repricing of options at the board's discretion. ISS opposes plans that include option repricing when the exercise price is reduced in response to a dropping share price. Repricing outstanding options reduces the incentive that options provide to raise the share price for shareholders.

FINANCIAL ASSISTANCE

Some plans offer participants loans to pay the full exercise price on their options. If loans are part of a company's option plan, ISS prefers that loans be made to employees as part of a broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. ISS also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features does not necessary warrant a recommendation against an option plan, but they are taken into consideration in ISS's analysis of the plan.

PLANS FOR INTERNATIONAL EMPLOYEES

Many overseas companies introduce separate plans or delegate a special section of their option plan to deal with tax considerations raised by having a large number of employees working in other countries. Many of these plans contain provisions that deal directly with particular U.S. tax code provisions on stock options. ISS applies the same criteria to these plans as to country-specific plans.

STOCK APPRECIATION RIGHTS

Stock appreciation rights (SARs) allow participants to receive the difference between the exercise price and the market price at the date of exercise. Many companies use SARs in lieu of regular options. While SARs do not result in the dilution associated with large option exercises, there is little difference between a SAR and a regular option from a shareholder perspective because the financial cost to the company is the same. However, SARs do not encourage stock ownership by participants because they involve no purchase or sale of company stock. ISS reviews SARs in the context of the option plan under which they are issued.

PHANTOM STOCK OPTION PLANS

Phantom stock options offer participants cash bonuses based on the increase in share price during a set period of time. Phantom plans are distinct from SARs in that they often form their own separate plan. Some companies will create a phantom stock option plan to award employees who reside in countries that do not allow stock-based compensation. Participants are designated a set number of hypothetical (phantom) shares, on which the award is based. While ISS prefers compensation plans that encourage employee ownership, SARs and phantom options are an effective way to provide incentive.

SUPEROPTIONS

Superoptions exceed the limits in a particular country for the value of options granted to any one individual, although they are usually tied to significantly more restrictive vesting provisions and performance criteria. U.K. superoptions, for example, exceed the Association of British Insurers' recommended limit that options represent no more than four times a participant's salary, yet the stricter performance criteria and longer vesting periods usually mitigate excessive grants. Additionally, dilution resulting from superoptions has historically been fairly moderate. Superoptions appear most often in advanced markets with developed stock option plans.

DIVIDENDS UNDER OPTION AND DIVIDEND EQUIVALENT PAYMENT PROVISIONS

Most holders of stock options do not receive dividend payments. However, some option plans allow participants to receive dividends or dividend equivalent payments prior to the exercise of options. ISS believes that any economic benefit derived from option plans should occur at the time of exercise.

USING REPURCHASED SHARES IN SHARE COMPENSATION PLANS

In many countries, companies use shares purchased on the market for use in their compensation plans. In some cases, using repurchased shares is more efficient than issuing new shares to participants on exercise. ISS also recognizes the benefits to existing shareholders when repurchased shares are used to fund option grants, as dilution to their interests is minimized. However, although there is no cost to shareholders in terms of dilution of their voting interests, buybacks still represent a very real cost to the company and shareholders. As a result, if a company wants to use repurchased shares in its compensation plans, ISS expects some kind of limitation on the number that can be used.

If a plan includes a specified limit on the total number of shares that could be used and repurchased shares would count toward that limit, ISS recommends that shareholders support the plan as long as it meets all other guidelines. However, if repurchased shares would not count toward the plan's limit on newly issued shares but would operate as an additional pool of shares, then ISS looks for an additional limitation, either an aggregate numerical limit, a percentage limit, or limitations on individual awards.

INCENTIVE PLANS

Share incentive plans tie key employees' compensation more directly to company performance. Though most popular in the United Kingdom, incentive plans are becoming increasingly popular across the globe. Incentive plans provide participants with free grants of company shares (or, less frequently, cash grants) in proportion with prearranged performance criteria-often earnings per share measured against inflation or total shareholder return. These indicators are frequently compared with those of other firms in the company's industry or stock market index, creating a benchmark and a further determinant of the number of shares granted to a particular participant. Proponents of incentive plans note that they offer shareholders the potential for less dilution and that they more directly encourage participants to focus on long-term company performance through strict performance criteria tied to more than just share price movements.

Most incentive plans are organized with strict vesting provisions, where participants may not receive the share awards until after a period of three years or more. Many plans also grant a percentage of the total amount reserved for each participant on a sliding scale measured against performance criteria. Performance criteria targets that have been satisfied only to a certain point may represent disbursement of 25 percent of the shares or cash to a participant, while 100-percent satisfaction may represent the full allotment of the grant. From a shareholder perspective, this graduated system of performance criteria is a major advance.

Evaluation of incentive plans is similar to that of option plans in that acceptable dilution and impartial administration and eligibility remain key factors for a positive recommendation. Insufficient performance criteria or abbreviated vesting provisions are deciding factors as well.

EMPLOYEE STOCK PURCHASE PLANS AND SAVINGS-RELATED SHARE OPTION SCHEMES

Employee stock purchase plans and savings-related share option schemes (together, ESPPs) provide employees an opportunity to purchase stock in their company, often at a discount to market prices. Plans may operate via monthly deductions from employees' paychecks, gathered and held for safekeeping by a trust or bank, and used to purchase company stock on behalf of the employee. ESPPs can lead to greater commitment from employees, provide performance incentives, and provide all employees the opportunity to share in the company's growth.

ESPPs differ from stock option plans in that in an ESPP, all eligible participants have the option to participate in the plan and may choose how much they wish to contribute to the plan, whereas in a stock option plan, the administering committee chooses who actually participates in the plan, that is, receives options under the plan. ISS recommends approval for many of these plans because they encourage wide share ownership in the company among employees. When analyzing ESPPs for global companies, ISS considers the following factors:

ELIGIBILITY

This is an important factor when considering ESPPs proposed by global companies. For a plan to qualify as an ESPP, all full-time employees who have been with the company for a reasonable amount of time (some plans also allow for participation by part-time employees) must be eligible to participate in the plan, and more important, eligible participants must have the ability to determine whether they will participate and to what extent they will participate, subject to certain limits, as discussed below.

DILUTION

Many markets, such as the United States, Canada, Ireland, and certain tax haven markets, differentiate between shares reserved for ESPPs and shares reserved for stock option plans. In these markets it is our practice to have separate dilution limits (a) for shares reserved for ESPPs, and (b) shares reserved for stock option plans. Other markets, notably the United Kingdom, do not reserve separate pools of shares for ESPPs and option plans, therefore we cannot make such distinctions.

For those markets that reserve a separate pool of shares for ESPPs, ISS policy is to exclude such shares from our dilution calculations for stock option plans. However, ISS policy provides that no more than five percent of a company's shares may be reserved for ESPPs at any given time, with such five percent being over and above the company's limit (either five or ten percent) reserved for option plans. Accordingly, a company could have up to ten percent of its shares reserved for option plans and five percent of its shares reserved for ESPPs at any given time. Alternatively, ISS would consider a higher dilution limit for ESPPs if the company in question sufficiently limited dilution under its option plans.

For those markets that reserve a common pool of shares for ESPPs and stock option plans, ISS policy is to evaluate the dilution under the common pool of shares in accordance with the dilution limitations applicable to stock option plans.

OFFERING PERIOD AND OFFERING PRICE

The offering period, also known as the purchase period, is the time period over which a participant's contributions are accumulated for the purchase of shares under the plan. The offering price is the company's share price taken on a specific date, less the applicable discount, at which a participant's accumulated payroll deductions are used to purchase shares. Both the offering period and the offering price are country- and plan-specific. For example, ESPPs that are intended to comply with Section 423 of the U.S. Internal Revenue Code (Section 423 Plans) and therefore qualify for favorable tax treatment may not have an offering period in excess of 27 months. Section 423 Plans, however, almost always provide for an 'either/or' offering price, which provides participants the right to purchase shares at the lesser of the fair market value of that company's shares, less the applicable discount, as of either the first or last day of the offering period. In contrast, plans in the United Kingdom and Ireland generally have a three-, five-, or even seven-year offering period, and the offering price is the fair market value on the date an employee commences participation in the plan.

ISS's assessment of a plan takes into account the length of the offering period and the date on which the offering price is determined. If the plan has an 'either/or' feature, a shorter offering period is in the interests of shareholders because such provisions reduce the market risk associated with the plan. The maximum offering period for plans with such a feature is 27 months. In contrast, if the offering price is based on the price of the company's shares on the date plan participation commences, then a longer offering period is generally in the interests of shareholders, as it should more effectively focus the efforts of plan participants on increasing shareholder value. In these cases, the minimum offering period is three years.

DISCOUNTS

These are generally country-specific, e.g. the maximum discount under a Section 423 Plan is 15 percent. In the United Kingdom the maximum discount is 20 percent, and in Ireland it is 25 percent. The amount of the discount is often obscured because some plans do not provide for a discount per se, but rather provide that participants will receive matching shares. This practice is common in Canada. For instance, a plan may stipulate that for every two shares a participant purchases under a plan, the company will provide one 'matching share' to the participant; in effect the participant receives three shares for the price of two, which is mathematically equivalent to a 33-percent discount. If a plan employs matching shares, the analyst must simply calculate the imputed discount using the maximum match.

In reviewing discounts, ISS takes into consideration the offering period and offering price. Because plans with 'either/or' provisions reduce the market risk associated with plan purchases, we believe the maximum discount available under such plans should be 15 percent. However, ISS guidelines allow for greater discounts, up to 25 percent, for plans in which the offering price is based on the company's share price on the date participation commences.

LIMITS ON THE NUMBER OR VALUE OF SHARES PURCHASEABLE (PARTICIPATION LIMITS)

ESPPs must specify a limit on the number or value of shares each participant is eligible to purchase, for Section 423 Plans it is US$25,000 per year, in the United Kingdom and Ireland it is GBP 3,000 and IRP 3,000, respectively. Because the shares are discounted, there must be some limit on the ability of eligible employees to participate to prevent excessive dilution. This also limits the ability of executives to buy, via the plan, large amounts of discounted shares. Ideally, there should be a plan feature prohibiting employees who are large shareholders (five percent in Section 423 Plans) from participating.

LOAN TERMS

Some plans offer participants loans to pay for the shares. If loans are part of a share purchase plan, ISS prefers that loans be made to employees as part of a broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. ISS also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features does not necessarily warrant a recommendation against a share purchase plan, but they are taken into consideration in ISS's analysis of the plan.

GRANTS OUTSIDE OF PLANS

Resolutions asking shareholders to approve specific grants of shares or cash outside of established plans are problematic. Some companies prefer not to adopt formal share plans, instead asking shareholders to approve yearly grants to specific employees. ISS prefers that companies make such grants in the context of an established plan.

ISS's primary concern with grants outside of plans is the level of dilution they afford. The number of shares issued as part of the grants, when combined with the number of shares reserved for the company's other share plans, must fall within acceptable dilution limits. Vesting provisions and performance criteria are also important and are evaluated on the same basis as if the grants were part of a formal plan.

                             ANTITAKEOVER MECHANISMS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

DISCUSSION

Common antitakeover mechanisms include staggered boards, supervoting shares, poison pills, unlimited authorized capital authorizations (including blank check preferred stock), and golden shares. Some of these restrictions are aimed solely at limiting share ownership by foreign or unwanted minority shareholders, and others are designed to preclude an unwanted takeover of the target company by any party. ISS opposes all forms of such mechanisms, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers.

RENEW PARTIAL TAKEOVER PROVISION (AUSTRALIA)

Australian law allows companies to introduce into their articles a provision to protect shareholders from partial takeover offers, to be renewed by shareholders every three years. If a partial takeover of the company is announced, directors are required to convene a shareholder meeting at least 15 days before the closing of the offer to seek approval of the offer. If shareholders reject the resolution, the offer is considered withdrawn under company law and the company can refuse to register the shares tendered to the offer. ISS approves of consulting shareholders on takeover offers, and this article provides protection for minority shareholders by giving them ultimate decision-making authority based on their own interests, not the interests of directors or outside parties. ISS supports the adoption of this proposal in almost all cases.

GOLDEN SHARES

Recently privatized companies around the world often include in their share structure a golden share held by their respective governments. These shares often carry special voting rights or the power of automatic veto over specific proposals. Golden shares are most common among former state-owned companies or politically sensitive industries such as utilities, railways, and airlines. While the introduction of golden shares is not a desirable governance practice, ISS recognizes the political importance certain companies hold for governments and treats the introduction or amendment of government shares on a case-by-case basis.

POISON PILLS (CANADA)

Otherwise known as shareholder rights plans, poison pills are seen primarily in the Canadian market. Unlike in the United States, Canadian securities legislation requires shareholder approval of all poison pills. Companies generally state that they seek to adopt or renew pills in order to protect shareholders against unfair, abusive, or coercive takeover strategies and to give the target company's board time to pursue alternatives to a hostile takeover bid. Theoretically, the board will refuse to redeem the pill in the face of an unfair offer in order to force a bidder to negotiate for a better offer, at which point it will redeem the pill. Some pills have operated this way and have resulted in better terms for target companies.

Nonetheless, ISS guidelines generally do not support the adoption of poison pills on the grounds that they serve to entrench management. Improperly structured rights plans have been used by boards to ward off offers beneficial to shareholders. Current owners should decide who will own the company, with advice and negotiation from the board and management. When considering the merits of a poison pill, ISS also examines what other antitakeover devices the company has and the company's treatment of shareholders in past situations.

Canadian poison pills often have a sunset provision, requiring shareholder confirmation of the plan. Most pills have either a five-year sunset provision or a ten-year sunset provision with a requirement that shareholders confirm the continuation of the plan in five years. ISS guidelines support a three-year sunset provision, which affords shareholders the ability to reconsider the plan in light of changing market conditions and to review management's use of the plan. Canadian pills also typically include a permitted bid clause, under which the takeover bid must be made on equal terms to all holders of the company's voting shares; the company must extend the expiration of the bid, usually by 60 or 90 days following the date of the bid. Management sets the terms of the permitted bid clause, and therefore it influences the level of protection that will be provided to shareholders.

ISS determines whether the permitted bid feature offers shareholders adequate powers relative to the board in the event of a bid not being approved by the board. Allowing shareholders the right to override the board as a means of balancing power is crucial, but the specifics of the permitted bid clause are usually insufficient. Under the clause, the pill may be triggered by a shareholder not intent on a complete acquisition, but who merely wishes to purchase a significant stake in the company. This gives the board power to deny shareholders the benefit of a large, semi-controlling shareholder and precludes partial bids that may be in shareholders' interests.

Despite the inclusion of sunset provisions and permitted bid clauses, the balance of power in Canadian pills generally favors the board over shareholders. Under the terms of most pills, the board has either the right or discretion to do the following:

      -     redeem or trigger the pill;

      - amend the pill if shareholder approval is obtained prior to the separation date;

      -     amend the exercise price of the rights;

      -     alter the separation date;

      - decide which parties are acting in concert to determine the level of beneficial ownership that could be used to trigger the pill; and

      - waive the pill's triggering with respect to one bidder and not others, allowing the board to favor one bid over another.

This does not mean that all pills are detrimental. Companies may continue to amend their pills (the permitted bid clause in particular) and may develop a pill that offers shareholders adequate power.

DEPOSITARY RECEIPTS AND PRIORITY SHARES (THE NETHERLANDS)

Depositary receipts are an especially common antitakeover defense among large Dutch companies. Ordinary voting shares are first issued to a company-friendly trust or foundation. The trust or foundation in turn issues depositary receipts, similar to banks in the United States issuing ADRs except that the foundation retains the voting rights of the issued security. The depositary receipts carry only the financial rights attached to the shares (i.e., dividends). In this manner, the company gains access to capital while retaining control over voting rights.

Priority shares, established in a company's articles, may be awarded with certain powers of control over the rest of the company. In practice, priority shares are held by members of the supervisory board, company-friendly trusts or foundations, or other friendly parties. Depending on the articles, priority shareholders may determine the size of the management or supervisory boards or may propose amendments to articles and the dissolution of the company. ISS recommends voting against the introduction of depositary receipts and priority shares.

SUPERMAJORITY VOTE REQUIREMENTS

Supermajority vote requirements violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking provisions that are in the best interest of shareholders. However, in many world markets, supermajority vote requirements for special resolutions or EGMs are the norm, either two-thirds or three-fourths of shares voting at the meeting (either in person or by proxy). When reviewing proposals to introduce supermajority vote requirements, ISS takes into account market norms, the company's reasons for the change, and the company's ownership structure.

                              SHAREHOLDER PROPOSALS

                       ISS GENERAL RECOMMENDATION & POLICY

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

DISCUSSION

ISS reviews all shareholder proposals to ascertain whether the proposal is beneficial or detrimental to shareholder value. Most resolutions fall into three basic categories: corporate governance, social, and environmental. While shareholder proposals in most countries are not as prevalent as they are in the United States, they are becoming more common, and standards for reviewing the various types of proposals are necessary.

CORPORATE GOVERNANCE PROPOSALS

Corporate governance-related proposals must be evaluated carefully because any changes can dramatically affect shareholder value. Support for such proposals must be measured against the likely impact that approval would have on the company's operations. If a measure would improve disclosure of company activities in nonstrategic areas and at minimal costs, ISS supports the proposal. If a proposal seeks to improve the company's corporate governance structure, such as adopting board committees, eliminating staggered board structures, or cancelling antitakeover instruments, approval is also warranted. However, if acceptance of a proposal is likely to lead to a disruption in board or management operations and to cause the company to incur significant costs without clear benefit, ISS recommends opposing the proposal.

SOCIAL AND ENVIRONMENTAL PROPOSALS

In evaluating social and environmental proposals, ISS first determines whether or not the issue in question should be addressed on a company-specific basis. Many social and environmental issues are beyond the scope of any one company and are more properly the province of government and broader regulatory action. If this is the case, ISS recommends voting against the proposal.

Most proposals of this type require shareholders to apply subjective criteria in making their voting decision. While broader issues are of concern to everyone, institutional shareholders acting as representatives of their beneficiaries are required to consider only the ultimate interests of their direct beneficiaries. Relating the interests of their beneficiaries to the greater good can be a difficult process and a matter for individual determination. For this reason, ISS focuses on the financial aspects of social and environmental proposals. If a proposal would have a negative impact on the company's financial position or adversely affect important operations, ISS recommends opposing the resolution. Conversely, if a proposal would have a clear and beneficial impact on the company's finances or operations, ISS recommends supporting the proposal.

APPENDIX B
ISS PROXY VOTING
GUIDELINES
SUMMARY.

ISS PROXY VOTING
GUIDELINES SUMMARY

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual.

THE BOARD OF DIRECTORS (CHAPTER 3)

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

- Attend less than 75 percent of the board and committee meetings without a valid excuse,

- Implement or renew a dead-hand or modified dead-hand poison pill,

- Ignore a shareholder proposal that is approved by a majority of the shares outstanding,

- Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years,

- Failed to act on takeover offers where the majority of the shareholders tendered their shares,

- Are inside directors and sit on the audit, compensation, or nominating committees, and

- Are inside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

SEPARATING CHAIRMAN AND CEO

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

- Designated lead director appointed from the ranks of the independent board members with clearly delineated duties,

-     Majority of independent directors on board,

-     All-independent key committees,

-     Committee chairpersons nominated by the independent directors,

-     CEO performance reviewed annually by a committee of outside directors,

-     Established governance guidelines, and

-     Company performance.

PROPOSALS SEEKING A MAJORITY OF INDEPENDENT DIRECTORS

Shareholder proposals asking that a majority of directors be independent should be evaluated on a CASE-BY-CASE basis. Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.

STOCK OWNERSHIP REQUIREMENTS

Vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

TERM OF OFFICE

Vote AGAINST shareholder proposals to limit the tenure of outside directors.

AGE LIMITS

Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote against proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
(2) only if the director's legal expenses would be covered.

PROXY CONTESTS (CHAPTER 4)

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

AUDITORS (CHAPTER 5)

RATIFYING AUDITORS

Vote FOR proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

PROXY CONTEST DEFENSES (CHAPTER 6)

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Vote FOR proposals that seek to fix the size of the board.

Vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

TENDER OFFER DEFENSES (CHAPTER 7)

POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Vote AGAINST dual-class exchange offers.

Vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

MISCELLANEOUS GOVERNANCE PROVISIONS (CHAPTER 8)

CONFIDENTIAL VOTING

Vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

EQUAL ACCESS

Vote FOR shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

CAPITAL STRUCTURE (CHAPTER 9)

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.

Vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.

REVERSE STOCK SPLITS

Vote FOR management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Review on a CASE-BY-CASE basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue.

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Consider the following issues: Dilution--How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control--Will the transaction result in a change in control of the company? Bankruptcy--Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

SHARE REPURCHASE PROGRAMS

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as:

-  adverse governance changes,

-  excessive increases in authorized capital stock,

-  unfair method of distribution,

-  diminution of voting rights,

-  adverse conversion features,

-  negative impact on stock option plans, and

-  other alternatives such as spinoff.

EXECUTIVE AND DIRECTOR COMPENSATION (CHAPTER 10)

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis.

Our new methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's new rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for (1) long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index), (2) cash compensation, and
(3) categorization of the company as emerging, growth, or mature. These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Vote on management proposals seeking approval to reprice options on a CASE-BY-CASE basis.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

- AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

Vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

- AMENDMENTS TO ADDED PERFORMANCE-BASED GOALS

Vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

- AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

- APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.

Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

GOLDEN AND TIN PARACHUTES

Vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPs)

Vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS

Vote FOR proposals to implement a 401(k) savings plan for employees.

STATE OF INCORPORATION (CHAPTER 11)

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis.

MERGERS AND CORPORATE RESTRUCTURINGS (CHAPTER 12)

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a CASE-BY-CASE basis.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

ASSET SALES

Votes on asset sales should be made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Vote FOR changing the corporate name.

MUTUAL FUND PROXIES (CHAPTER 13)

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:

- attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

- ignore a shareholder proposal that is approved by a majority of shares outstanding;

- ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years;

- are interested directors and sit on the audit or nominating committee; or

- are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis, considering the following factors: past performance; market in which fund invests; and measures taken by the board to address the issues past shareholder activism, board activity, and votes on related proposals.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; share price performance as compared with peers; and the magnitude of any fee increase.

APPROVING NEW CLASSES OR SERIES OF SHARES

Vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis, considering the following factors: stated specific financing purpose and other reasons management gives possible dilution for common shares.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: potential competitiveness; regulatory developments; current and potential returns; and current and potential risk.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: fund's target investments; reasons given by fund for change; and the projected impact of change on portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: political/economic changes in target market; bundling with quorum requirements; bundling with asset allocation changes; and consolidation in the fund's target market.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: strategies employed to salvage the company; company's past performance; and terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis, considering the following factors: state regulations of both states; required fundamental policies of both states; and the increased flexibility available.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and consolidation in the target industry.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Vote AGAINST these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: fees charged to comparably sized funds with similar objectives; proposed distributor's reputation and past performance; and competitiveness of fund in industry.

MASTER-FEEDER STRUCTURE

Vote FOR the establishment of a master-feeder structure.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors: resulting fee structure; performance of both funds; and continuity of management personnel.

SHAREHOLDER PROPOSALS

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Vote AGAINST the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors: performance of the fund's NAV and the history of shareholder relations.

SOCIAL AND ENVIRONMENTAL ISSUES (CHAPTER 14)

SOCIAL AND ENVIRONMENTAL ISSUES (CHAPTER 14)

CONSUMER ISSUES AND PUBLIC SAFETY

ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

- The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

- The availability and feasibility of alternatives to animal testing to ensure product safety, and

-     The degree that competitors are using animal-free testing.

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

-     Whether the proposal focuses on a specific drug and region;

- Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness;

-     Whether the company already limits price increases of its products;

- Whether the company already contributes life-saving pharmaceuticals to the needy; and

-     The extent that peer companies implement price restraints.

GENETICALLY MODIFIED FOODS

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

-     The costs and feasibility of labeling and/or phasing out;

- The nature of the company's business and the proportion of it affected by the proposal;

- The proportion of company sales in markets requiring labeling or GMO-free products;

-     The extent that peer companies label or have eliminated GMOs;

- Competitive benefits, such as expected increases in consumer demand for the company's products; and

- The risks of misleading consumers without federally mandated, standardized labeling.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

- The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution;

-     The extent that peer companies have eliminated GMOs;

- The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products; and

- Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs.

Vote AGAINST proposals seeking a report on the health effects of GMOs. Studies of this sort are better undertaken by regulators and the scientific community.

HANDGUNS

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

- Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;

- Whether the company has adequately disclosed the financial risks of its subprime business; and

- Whether the company has been subject to violations of lending laws or serious lending controversies.

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

-     Whether the company complies with all local ordinances and regulations;

- The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness; and

-     The risk of any health-related liabilities.

Advertising to youth:

- Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations;

-     Whether the company has gone as far as peers in restricting advertising;
      and

- Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth.

Cease production of tobacco-related products or avoid selling products to tobacco companies:

-     The percentage of the company's business affected and

- The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:

-     The percentage of the company's business affected;

-     The feasibility of a spinoff; and

-     Potential future liabilities related to the company's tobacco business.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

-     Whether there are publicly available environmental impact reports;

- Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

-     The current status of legislation regarding drilling in ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

- The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES;

- The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills;

- Environmentally conscious practices of peer companies, including endorsement of CERES; and

-     Costs of membership and implementation.

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting. However, additional reporting may be warranted if:

-     The company's level of disclosure lags that of its competitors or

- The company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

-     The nature of the company's business and the percentage affected;

-     The extent that peer companies are recycling;

-     The timetable prescribed by the proposal;

-     The costs of implementation; and

- Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

-     The nature of the company's business and the percentage affected;

- The extent that peer companies are switching from fossil fuels to cleaner sources;

-     The timetable and specific action prescribed by the proposal; and

-     The costs of implementation.

GENERAL CORPORATE ISSUES

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

-     The relevance of the issue to be linked to pay;

- The degree that social performance is already included in the company's pay structure;

- The degree that social performance is used by peer companies in setting pay;

- Violations or complaints filed against the company relating to the particular social performance measure;

- Artificial limits sought by the proposal, such as freezing or capping executive pay;

-     Independence of the compensation committee; and

-     Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

- The company is in compliance with laws governing corporate political activities, and

- The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

Vote CASE-BY-CASE on proposals to implement the China Principles, taking into account:

- The company's current workplace code of conduct or adherence to other global standards and their similarity to the Principles;

-     Agreements with foreign suppliers to meet certain workplace standards;

-     How company and vendor facilities are monitored;

-     Peer company adherence to the Principles;

-     Costs and feasibility/legality of implementing the Principles;

-     Control of company and involvement of Chinese army/government; and

- Whether the company has been recently involved in labor and human rights controversies or violations.

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

-     The nature and amount of company business in that country;

-     The company's workplace code of conduct;

-     Proprietary and confidential information involved;

-     Company compliance with U.S. regulations on investing in the country; and

-     Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

- The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent;

-     Agreements with foreign suppliers to meet certain workplace standards;

-     How company and vendor facilities are monitored;

-     Company participation in fair labor organizations;

-     Type of business;

-     Proportion of business conducted overseas;

-     Countries of operation with known human rights abuses;

- Whether the company has been recently involved in labor and human rights controversies or violations;

-     Peer company standards and practices; and

-     Union presence in company's international factories.

Generally vote AGAINST proposals that mandate outside independent monitoring, which may entail sizable costs to the company unless there are serious concerns or controversies surrounding the company's overseas operations.

Generally vote FOR reports outlining vendor standards compliance unless:

- The company does not operate in countries with significant human rights violations;

-     The company has no recent human rights controversies or violations; or

- The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

-     Company compliance with or violations of the Fair Employment Act of 1989;

- Company antidiscrimination policies that already exceed the legal requirements;

-     The cost and feasibility of adopting all nine principles;

- The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles);

-     The potential for charges of reverse discrimination;

- The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted;

-     The level of the company's investment in Northern Ireland;

-     The number of company employees in Northern Ireland;

-     The degree that industry peers have adopted the MacBride Principles; and

- Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine and cluster bomb production, taking into account:

- Whether the company currently manufactures landmines or landmine components and

-     Whether the company's peers have renounced future production.

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

-     The information is already publicly available or

-     The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

- The board composition is reasonably inclusive in relation to companies of similar size and business or

- The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

-     The degree of board diversity;

-     Comparison with peer companies;

-     Established process for improving board diversity;

-     Existence of independent nominating committee;

-     Use of outside search firm; and

-     History of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless:

-     The company has well-documented equal opportunity programs;

- The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and

-     The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

-     The composition of senior management and the board is fairly inclusive;

- The company has well-documented programs addressing diversity initiatives and leadership development;

- The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and/or

-     The company has no recent EEO-related violations or litigation.

SEXUAL ORIENTATION

Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

- Whether the company's EEO policy is already in compliance with federal, state, and local laws;

-     Whether the company has any recent EEO violations or litigation; and

- Whether the company faced controversies regarding unfair treatment of gay and lesbian employees.

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

                       PROXY VOTING POLICY AND PROCEDURES
                                       OF
                             JENNISON ASSOCIATES LLC

         Jennison Associates views the voting of proxies as an important part of its investment management responsibilities. All proxies are voted with the primary goal of achieving the long-term maximum economic benefit for the participants and beneficiaries of Jennison's client accounts. Secondary consideration is given to the public and social value of each issue. In keeping with these objectives, Jennison Associates analyzes the long term economic consequences of each proposed corporate action. Votes are cast with the intention of maximizing economic value of the shares, thereby protecting and enhancing the value of client assets under our management.

         In voting proxies for international holdings, we will generally apply the same principles, however, in some countries voting proxies result in additional costs. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. For instance, in countries that require "share blocking" in order to vote proxies, we believe that the inability to sell the shares due to share blocking significantly outweighs the potential long-term economic benefits of voting proxies in those countries. As such, we do not typically vote proxies in countries that require share blocking in order to vote proxies.

         Each proposal has its individual merits and as such is analyzed on a case-by-case basis. However, in general terms, our positions are as follows:

         We are sensitive to the desirability of a stable corporate environment, particularly for corporations in which technical or creative talent is an essential element of corporate success. Although we believe that management should not be placed in a position of allocating a disproportionate amount of time to resisting takeovers, we believe that it is important that shareholders have the freedom to take advantage of attractive takeover offers. Jennison seeks to balance the freedom of shareholder action, against the damage which can be done to shareholder interests if a company is disrupted in a proxy or takeover battle. As such, we typically oppose proposals where shareholders are effectively precluded from accepting offers which might be deemed attractive. Such proposals normally have Restrictive Fair Price, Staggered Board, and excessive Super Majority vote provisions.

         In recent years, we have found that companies award a greater proportion of executive compensation in stock options in order to tie senior executive management's compensation to the performance of the company and thereby share the interests of shareholders. As such, more and more proposals relate to stock-based incentive compensation for senior management. It is our general opinion that senior compensation decisions and incentive awards are best left to the board of directors. We believe that shareholders should evaluate management performance over reasonable time frames.

         In general we assess each social and political proposal on its own merits.

         We have developed a voting process that brings to bear the various skills and expertise of the firm to vote shares solely in the interest of participants and beneficiaries. In order to achieve the above result, Jennison Associates has established a formal proxy voting evaluation and voting process.

         Decisions are made by members of the Proxy Voting Committee which is composed of the Chief Executive Officer, Chief Investment Officer, the Securities Analyst, the Chief Compliance Officer and a representative of the Legal Department. It is Jennison Associates' policy to isolate the proxy voting process from any external pressures and influences. In order to implement this policy, the final voting and processing of proxies has been removed from the portfolio manager and analyst and overseen by the Compliance Department.

         When requested, certain members of the Proxy Committee may meet the representatives of corporate management to review proxy issues and to understand management's reasoning for presenting the proposals. In formulating our decisions, we examine the research materials provided by Investor Responsibility Research Center (IRRC), proxy statements, and position statements that may be received from other shareholders. This research, along with our independent research, ensures that we are knowledgeable on the issues prior to voting. Proxy research and other pertinent information are forwarded to at least two members of the Proxy Voting Committee, typically a securities analyst and a member of the Legal Department. The securities analyst is most knowledgeable about the circumstances of the company and assesses the economic value of each proposal. The attorney reviews the proposal relative to Jennison's policy. Each professional is then responsible for making an independent analysis of the issues and informing the Compliance Department of how he/she would vote each issue. If the votes of members of the Proxy Committee who reviewed the analysis are consistent, the votes are cast. If the votes are inconsistent, there will be further discussion to understand whether deviation from Jennison's policy recommended vote is warranted. Deviations from the policy recommended vote are documented. If there is any difference of opinion that cannot be resolved, the broader Proxy Committee may meet to further discuss and resolve any open issues. There may be instances where a difference of opinion exists among the broader Proxy Committee members. In such cases, the Chief Compliance Officer shall make the final decision as to how the votes are cast. Jennison's voting instructions are then communicated to Jennison's proxy voting agent and each proxy is voted.

         Jennison Associates has retained the proxy voting services of IRRC as its proxy voting agent. IRRC provides proxy voting administration services including a calendar of upcoming proxy meetings, timely execution of proxy votes based on instruction from Jennison, maintenance of records of voting decisions and reconciliation of proxy ballot shares. The IRRC workstation provides Jennison with access to electronic delivery of analyses of proxy proposals and other related proxy materials and reports, in addition to reports detailing all Jennison proxy voting activity.

                           JOHN HANCOCK ADVISERS, LLC
                     SOVEREIGN ASSET MANAGEMENT CORPORATION
                              PROXY VOTING SUMMARY

We believe in placing our clients' interests first. Before we invest in a particular stock or bond, our team of portfolio managers and research analysts look closely at the company by examining its earnings history, its management team and its place in the market. Once we invest, we monitor all our clients' holdings, to ensure that they maintain their potential to produce results for investors.

As part of our active investment management strategy, we keep a close eye on each company we invest in. Routinely, companies issue proxies by which they ask investors like us to vote for or against a change, such as a new management team, a new business procedure or an acquisition. We base our decisions on how to vote these proxies with the goal of maximizing the value of our clients' investments.

Currently, John Hancock Advisers, LLC ("JHA") and Sovereign Asset Management Corporation ("Sovereign") manage open-end funds, closed-end funds and portfolios for institutions and high-net-worth investors. Occasionally, we utilize the expertise of an outside asset manager by means of a subadvisory agreement. In all cases, JHA or Sovereign makes the final decision as to how to vote our clients' proxies. There is one exception, however, and that pertains to our international accounts. The investment management team for international investments votes the proxies for the accounts they manage. Unless voting is specifically retained by the named fiduciary of the client, JHA and Sovereign will vote proxies for ERISA clients.

In order to ensure a consistent, balanced approach across all our investment teams, we have established a proxy oversight group comprised of associates from our investment, operations and legal teams. The group has developed a set of policies and procedures that detail the standards for how JHA and Sovereign vote proxies. The guidelines of JHA have been approved and adopted by each fund client's board of trustees who have voted to delegate proxy voting authority to their investment adviser, JHA. JHA and Sovereign's other clients have granted us the authority to vote proxies in our advisory contracts or comparable documents.

JHA and Sovereign have hired a third party proxy voting service which has been instructed to vote all proxies in accordance with our established guidelines except as otherwise instructed.

In evaluating proxy issues, our proxy oversight group may consider information from many sources, including the portfolio manager, management of a company presenting a proposal, shareholder groups, and independent proxy research services. Proxies for securities on loan through securities lending programs will generally not be voted, however a decision may be made to recall a security for voting purposes if the issue is material.

Below are the guidelines we adhere to when voting proxies. Please keep in mind that these are purely guidelines. Our actual votes will be driven by the particular circumstances of each proxy. From time to time votes may ultimately be cast on a case-by-case basis, taking into consideration relevant facts and circumstances at the time of the vote. Decisions on these matters (case-by-case, abstention, recall) will normally be made by a portfolio manager under the supervision of the chief investment officer and the proxy oversight group. We may abstain from voting a proxy if we conclude that the effect on our clients' economic interests or the value of the portfolio holding is indeterminable or insignificant.

PROXY VOTING GUIDELINES

BOARD OF DIRECTORS

We believe good corporate governance evolves from an independent board.

We support the election of uncontested director nominees, but will withhold our vote for any nominee attending less than 75% of the board and committee meetings during the previous fiscal year. Contested elections will be considered on a case by case basis by the proxy oversight group, taking into account the nominee's qualifications. We will support management's ability to set the size of the board of directors and to fill vacancies without shareholder approval but will not support a board that has fewer than 3 directors or allows for the removal of a director without cause.

We will support declassification of a board and block efforts to adopt a classified board structure. This structure typically divides the board into classes with each class serving a staggered term.

In addition, we support proposals for board indemnification and limitation of director liability, as long as they are consistent with corporate law and shareholders' interests. We believe that this is necessary to attract qualified board members.

SELECTION OF AUDITORS

We believe an independent audit committee can best determine an auditor's qualifications.

We will vote for management proposals to ratify the board's selection of auditors, and for proposals to increase the independence of audit committees.

CAPITALIZATION

We will vote for a proposal to increase or decrease authorized common or preferred stock and the issuance of common stock, but will vote against a proposal to issue or convert preferred or multiple classes of stock if the board has unlimited rights to set the terms and conditions of the shares, or if the shares have voting rights inferior or superior to those of other shareholders.

In addition, we will support a management proposal to: create or restore preemptive rights; approve a stock repurchase program; approve a stock split or reverse stock split; and, approve the issuance or exercise of stock warrants

ACQUISITIONS, MERGERS AND CORPORATE RESTRUCTURING

Proposals to merge with or acquire another company will be voted on a case-by-case basis, as will proposals for recapitalization, restructuring, leveraged buyout, sale of assets, bankruptcy or liquidation. We will vote against a reincorporation proposal if it would reduce shareholder rights. We will vote against a management proposal to ratify or adopt a poison pill or to establish a supermajority voting provision to approve a merger or other business combination. We would however support a management proposal to opt out of a state takeover statutory provision, to spin-off certain operations or divisions and to establish a fair price provision.

Corporate Structure and Shareholder Rights

In general, we support proposals that foster good corporate governance procedures and that provide shareholders with voting power equal to their equity interest in the company.

To preserve shareholder rights, we will vote against a management proposal to restrict shareholders' right to: call a special meeting and to eliminate a shareholders' right to act by written consent. In addition, we will not support a management proposal to adopt a supermajority vote requirement to change certain by-law or charter provisions or a non-technical amendment to by-laws or a charter that reduces shareholder rights.

EQUITY-BASED COMPENSATION

Equity-based compensation is designed to attract, retain and motivate talented executives and independent directors, but should not be so significant as to materially dilute shareholders' interests.

We will vote against the adoption or amendment of a stock option plan if the:

-     plan dilution is more than 10% of outstanding common stock,

- plan allows for non-qualified options to be priced at less than 85% of the fair market value on the grant date,

- company allows or has allowed the re-pricing or replacement of underwater options in the past fiscal year (or the exchange of underwater options).

With respect to the adoption or amendment of employee stock purchase plans or a stock award plan, we will vote against management if:

- the plan allows stock to be purchased at less than 85% of fair market value;

-     this plan dilutes outstanding common equity greater than 10%

- all stock purchase plans, including the proposed plan, exceed 15% of outstanding common equity.

OTHER BUSINESS

For routine business matters which are the subject of many proxy related questions, we will vote with management proposals to:

-     change the company name;

-     approve other business;

-     adjourn meetings;

-     make technical amendments to the by-laws or charters;

-     approve financial statements;

-     approve an employment agreement or contract.

SHAREHOLDER PROPOSALS

Shareholders are permitted per SEC regulations to submit proposals for inclusion in a company's proxy statement. We will generally vote against shareholder proposals and in accordance with the recommendation of management except as follows where we will vote for proposals:

-     calling for shareholder ratification of auditors;

-     calling for auditors to attend annual meetings;

-     seeking to increase board independence;

-     requiring minimum stock ownership by directors;

- seeking to create a nominating committee or to increase the independence of the nominating committee;

-     seeking to increase the independence of the audit committee.

CORPORATE AND SOCIAL POLICY ISSUES

We believe that "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors.

Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. We generally vote against business practice proposals and abstain on social policy issues, though we may make exceptions in certain instances where we believe a proposal has substantial economic implications.

                           JOHN HANCOCK ADVISERS, LLC
                     SOVEREIGN ASSET MANAGEMENT CORPORATION
                             PROXY VOTING PROCEDURES

THE ROLE OF THE PROXY VOTING SERVICE

John Hancock Advisers, LLC ("JHA") and Sovereign Asset Management Corporation ("Sovereign") have hired a proxy voting service to assist with the voting of client proxies. The proxy service coordinates with client custodians to ensure that proxies are received for securities held in client accounts and acted on in a timely manner. The proxy service votes all proxies received in accordance with the proxy voting guidelines established and adopted by JHA and Sovereign. When it is unclear how to apply a particular proxy voting guideline or when a particular proposal is not covered by the guidelines, the proxy voting service will contact the proxy oversight group coordinator for a resolution.

THE ROLE OF THE PROXY OVERSIGHT GROUP AND COORDINATOR

The coordinator will interact directly with the proxy voting service to resolve any issues the proxy voting service brings to the attention of JHA or Sovereign. When a question arises regarding how a proxy should be voted the coordinator contacts the firm's investment professionals and the proxy oversight group for a resolution. In addition the coordinator ensures that the proxy voting service receives responses in a timely manner. Also, the coordinator is responsible for identifying whether, when a voting issue arises, there is a potential conflict of interest situation and then escalating the issue to the firm's Executive Committee. For securities out on loan as part of a securities lending program, if a decision is made to vote a proxy, the coordinator will manage the return/recall of the securities so the proxy can be voted.

THE ROLE OF MUTUAL FUND TRUSTEES

The boards of trustees of our mutual fund clients have reviewed and adopted the proxy voting guidelines of the funds' investment adviser, JHA. The trustees will periodically review the proxy voting guidelines and suggest changes they deem advisable.

CONFLICTS OF INTEREST

Conflicts of interest are resolved in the best interest of clients.

With respect to potential conflicts of interest, proxies will be voted in accordance with JHA's or Sovereign's predetermined policies. If application of the predetermined policy is unclear or does not address a particular proposal, a special internal review by the JHA Executive Committee or Sovereign Executive Committee will determine the vote. After voting, a report will be made to the client (in the case of an investment company, to the fund's board of trustees), if requested. An example of a conflict of interest created with respect to a proxy solicitation is when JHA or Sovereign must vote the proxies of companies that they provide investment advice to or are currently seeking to provide investment advice to, such as to pension plans.

                   LEGG MASON FUNDS MANAGEMENT, INC & LMM, LLC
                         PROXY PRINCIPLES AND PROCEDURES

OVERVIEW

Legg Mason Funds Management, Inc. and LMM, LLC ("LMFM") have implemented the following principles and procedures for voting proxies on behalf of advisory clients. These principles and procedures are reasonably designed to ensure LMFM exercises its voting responsibilities to serve the best interests of its clients and in compliance with applicable laws and regulations. LMFM assumes responsibility and authority for voting proxies for all clients, unless such responsibility and authority expressly has been retained by the client or delegated by the client to others. For each proxy vote LMFM takes into consideration its duty to its clients and all other relevant facts available to LMFM at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis. LMFM employs the same proxy principles and procedures for all funds for which it has voting responsibility.

PRINCIPLES

Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the Board, as well as exercising their right to grant or withhold approval for actions proposed by the Board or company management. We believe the interests of shareholders are best served by the following principles when considering proxy proposals:

PRESERVE AND EXPAND THE POWER OF SHAREHOLDERS IN AREAS OF CORPORATE GOVERNANCE - Equity shareholders are owners of the business - company boards and management teams are ultimately accountable to them. We support policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members, cumulative voting, and incentive plans that are contingent on delivering value to shareholders. We oppose proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, and incentives that are not linked to owner returns.

ALLOW RESPONSIBLE MANAGEMENT TEAMS TO RUN THE BUSINESS - We support policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, we oppose proposals that limit management's ability to do this. We generally oppose proposals that seek to place restrictions on management in order to promote political, religious or social agendas.

Please see LMFM's proxy voting guidelines for more details ("Schedule A").

PROCEDURES

OVERSIGHT

LMFM's Chief Investment Officer (CIO) has full authority to determine LMFM's proxy voting principles and procedures and vote proxies on behalf of LMFM clients. LMFM's CIO has delegated oversight and implementation of the firm's proxy voting process, including the principles and procedures that govern it, to LMFM's Proxy Officers and Compliance Officers. No less than a quorum of these Officers(1) will meet from time to time, but no less than annually, to review existing principles and procedures in light of LMFM's duties as well as applicable laws and regulations to determine if any changes are necessary.

LIMITATIONS

We recognize proxy voting as a valuable right of company shareholders. Generally speaking, LMFM votes all proxies it receives. However, LMFM does reserve the right to refrain from voting in certain circumstances. LMFM may refrain from voting a proxy if, for example, the company's shares are no longer held by LMFM clients at the time of the meeting. Additionally, LMFM may refrain from voting a proxy if it concludes the potential impact on shareholders' interests is insignificant while the cost associated with analyzing and voting the proxy may be significant.

PROXY ADMINISTRATION

LMFM instructs each client custodian to forward proxy materials to the LMFM Proxy Administrator. New client custodians are notified at account inception of their responsibility to deliver proxy materials to LMFM. Whenever possible, LMFM uses ADP's ProxyEdge product to electronically receive and vote proxies, as well as to maintain proxy voting receipts and records. If a custodian is not able to deliver proxy materials via ProxyEdge, proxies are delivered and voted via mail or facsimile, and records are maintained in paper files.

Upon receipt of proxy materials:

      The Compliance Officer

      1. The Compliance Officer reviews the proxy issues and identifies any potential material conflicts between the adviser's interests and those of the client. LMFM believes and understands it has a duty to vote proxies in the best interests of its clients, even if such votes may result in a loss of business or economic benefit to LMFM or its affiliates.

            a.    Identifying Potential Conflicts

                  In identifying conflicts of interest the Compliance Officer will review the following issues:

                  - Whether LMFM has an economic incentive to vote in a manner that is not consistent with the best interests of its clients; and

                  - Whether there are any business or personal relationships between an LMFM employee and the officers, directors or shareholder proposal proponents of a company whose securities are held in client accounts


--------
(1) Quorum is defined as two Proxy Officers and one Compliance Officer.

                        that may create an incentive to vote in a manner that is not consistent with the best interests of its clients; and

                  - Whether the Proxy Officer knows that an affiliate of LMFM has a material economic, business or personal relationship that is likely to result in a potential conflict between the interests of the affiliate and LMFM's clients.

            b.    Assessing Materiality

                  A potential conflict will be deemed to be material if the Compliance Officer determines, in the exercise of reasonable judgment, the potential conflict is likely to have an impact on the manner in which the subject shares are voted.

      2. If the Compliance Officer determines that a potential material conflict of interest may exist:

                        (a) The Compliance Officer may consult with legal counsel and/or LMFM's CIO to determine if the conflict is material.

                        (b) If the conflict is not material, the proxy issue is forwarded to the Proxy Officer for voting.

                        (c) If the conflict is material, the Compliance Officer may choose any of the following approaches to address the conflict:

                              1. If LMFM's proxy principles or guidelines address the specific issues in the conflicted proxy, the Compliance Officer votes the issues according to LMFM's principles and returns the signed, voted form to the Proxy Administrator(s).

                              2.    If the conflicted proxy issue is not
                                    specifically addressed in LMFM's principles, the Compliance Officer will follow the vote recommendation of an "Independent Voting Delegate".

                              3. Alternatively, the Compliance Officer may disclose the conflict to clients and obtain their consent to vote.


      The Proxy Officer

      1. The Proxy Officer reviews proxies and evaluates matters for vote in light of LMFM's principles and guidelines. The Proxy Officer may seek additional information from LMFM's investment team, company management, independent research services, or other sources to determine the best interests of shareholders. Additionally, the Proxy Officer may consult with LMFM's CIO for guidance on proxy issues. Generally, the Proxy Officer will not consult its affiliates during this process. All documents that had a material impact on the basis for the vote are maintained by LMFM.

      2. The Proxy Officer returns the signed, voted form to the Proxy Administrator.

      The Proxy Administrator(s)

      1. Provides custodians with instructions to forward proxies to LMFM for all clients for whom LMFM is responsible for voting proxies.

      2. When proxies are received, reconciles the number of shares indicated on the proxy with LMFM internal data on shares held as of the record date and notifies the custodian of any discrepancies or missed proxies. Proxy Administrator will use best efforts to obtain missing proxies from custodian.

      3. Informs the Compliance Officer and Proxy Officer if the company's shares are no longer held by LMFM clients as of the meeting date.

      4. Ensures the Proxy and Compliance Officers are aware of the timeline to vote a proxy and uses best efforts to ensure that votes are cast in a timely manner.

      5. Per instructions from the Proxy Officer or Compliance Officer, votes proxy issues via ProxyEdge software, online or via facsimile.

      6. Obtains evidence of receipt and maintains records of all proxies voted.

RECORD KEEPING

The following documents will be maintained onsite for two years and in an accessible place for another three years with regard to proxies:

      1. Copy of current policies and procedures will be maintained and available to clients upon request.

      2. Proxy statements received regarding client securities will be maintained in electronic format via Edgar or similar third party and will be available to clients upon request.

      3. Documents created by LMFM that were material to making a decision how to vote proxies will be maintained in Multex, similar third party software or paper file.

      4. Copies of the voting record will be maintained via our proxy software - ProxyEdge or in paper file.

      5. A proxy log including: issuer name, exchange ticker symbol of the issuer's shares to be voted, CUSIP number for the shares to be voted, a brief identification of the matter voted on, whether the matter was proposed by the issuer or by a shareholder of the issuer, whether a vote was cast on the matter, a record of how the vote was cast and whether the vote was cast for or against the recommendation for the issuer's management team.

      6. Each written client request for proxy voting records and LMFM's written response to any client request for such records.

                                   SCHEDULE A
                          LMFM PROXY VOTING GUIDELINES

LMFM maintains these proxy-voting guidelines, which set forth the manner in which LMFM generally votes on issues that are routinely presented. Please note that for each proxy vote LMFM takes into consideration its duty to its clients, the specific circumstances of the vote and all other relevant facts available at the time of the vote. While these guidelines provide the framework for voting proxies, ultimately proxy votes are cast on a case-by-case basis. Therefore actual votes for any particular proxy issue may differ from the guidelines shown below.

FOUR PRINCIPAL AREAS OF INTEREST TO SHAREHOLDERS:
1) Obligations of the Board of Directors
2) Compensation of management and the Board of Directors
3) Take-over protections
4) Shareholders' rights

                                          PROXY ISSUE                                             LMFM GUIDELINE
                                          -----------                                             --------------
  BOARD OF DIRECTORS

  INDEPENDENCE OF BOARDS OF DIRECTORS: majority of unrelated directors, independent                      For
  of management

  NOMINATING PROCESS: independent nominating committee seeking qualified candidates,                     For
  continually assessing directors and proposing new nominees

  SIZE AND EFFECTIVENESS OF BOARDS OF DIRECTORS: Boards must be no larger than 15                        For
  members

  CUMULATIVE VOTING FOR DIRECTORS                                                                        For

  STAGGERED BOARDS                                                                                     Against

  SEPARATION OF BOARD AND MANAGEMENT ROLES (CEO/CHAIRMAN)                                            Case-by-Case

  COMPENSATION REVIEW PROCESS: compensation committee comprised of outside, unrelated                    For
  directors to ensure shareholder value while rewarding good performance

  DIRECTOR LIABILITY & INDEMNIFICATION: support limitation of liability and provide                      For
  indemnification

  AUDIT PROCESS                                                                                          For

  BOARD COMMITTEE STRUCTURE: audit, compensation, and nominating and/or governance                       For
  committee consisting entirely of independent directors

  MONETARY ARRANGEMENTS FOR DIRECTORS: outside of normal board activities amts should                    For
  be approved by a board of independent directors and reported in proxy

  FIXED RETIREMENT POLICY FOR DIRECTORS                                                              Case-by-Case

  OWNERSHIP REQUIREMENT: all Directors have direct and material cash investment in                       For
  common shares of Company

  PROPOSALS ON BOARD STRUCTURE: (lead director, shareholder advisory committees,                         For
  requirement that candidates be nominated by shareholders, attendance at meetings)

  ANNUAL REVIEW OF BOARD/CEO BY BOARD                                                                    For

  PERIODIC EXECUTIVE SESSIONS WITHOUT MGMT (INCLUDING CEO)                                               For

  VOTES FOR SPECIFIC DIRECTORS                                                                       Case-by-Case

                                  - Continued -

                             PROXY ISSUE                                                         LMFM GUIDELINE
                             -----------                                                         --------------
     MANAGEMENT AND DIRECTOR COMPENSATION

     STOCK OPTION AND INCENTIVE COMPENSATION PLANS:                                                Case-by-Case

     FORM OF VEHICLE: grants of stock options, stock appreciation rights, phantom shares           Case-by-Case
     and restricted stock

     PRICE                                                                                Against plans whose underlying
                                                                                          securities are to be issued at
                                                                                           less than 100% of the current
                                                                                                   market value

     RE-PRICING: plans that allow the Board of Directors to lower the exercise price of               Against
     options already granted if the stock price falls or under-performs the market

     EXPIRY: plan whose options have a life of more than ten years                                 Case-by-Case

     EXPIRY: "evergreen" stock option plans                                                           Against

     DILUTION:                                                                              Case-by-Case - taking into
                                                                                              account value creation,
                                                                                                   commitment to
                                                                                          shareholder-friendly policies,
                                                                                                       etc.

     VESTING: stock option plans that are 100% vested when granted                                    Against

     PERFORMANCE VESTING: link granting of options, or vesting of options previously                    For
     granted, to specific performance targets

     CONCENTRATION: authorization to allocate 20% or more of the available options to                 Against
     any one individual in any one year

     DIRECTOR ELIGIBILITY: stock option plans for directors if terms and conditions are            Case-by-Case
     clearly defined and reasonable

     CHANGE IN CONTROL: stock option plans with change in control provisions that allow               Against
     option holders to receive more for their options than shareholders would receive for their shares

     CHANGE IN CONTROL: change in control arrangements developed during a take-over                   Against
     fight specifically to entrench or benefit management

     CHANGE IN CONTROL: granting options or bonuses to outside directors in event of a                Against
     change in control

     BOARD DISCRETION: plans to give Board broad discretion in setting terms and                      Against
     conditions of programs

     EMPLOYEE LOANS: Proposals authorizing loans to employees to pay for stock or options             Against

     DIRECTOR COMPENSATION: % of directors' compensation in form of common shares                       For

     GOLDEN PARACHUTES                                                                             Case-by-Case

     EXPENSE STOCK OPTIONS                                                                            Against

     SEVERANCE PACKAGES: must receive shareholder approval                                              For

     LACK OF DISCLOSURE ABOUT PROVISIONS OF STOCK-BASED PLANS                                         Against

     RELOAD OPTIONS                                                                                   Against

     PLAN LIMITED TO A SMALL NUMBER OF SENIOR EMPLOYEES                                               Against

     EMPLOYEE STOCK PURCHASE PLANS                                                                 Case-by-Case

                                  - Continued -

                                   PROXY ISSUE                                                   LMFM GUIDELINE
                                   -----------                                                   --------------
      TAKEOVER PROTECTIONS

      SHAREHOLDER RIGHTS PLANS: plans that go beyond ensuring the equal treatment of                  Against
      shareholders in the event of a bid and allowing the corp. enough time to consider alternatives to a bid

      GOING PRIVATE TRANSACTION, LEVERAGED BUYOUTS AND OTHER PURCHASE TRANSACTIONS                 Case-by-Case

      LOCK-UP ARRANGEMENTS: "hard" lock-up arrangements that serve to prevent competing               Against
      bids in a takeover situation

      CROWN JEWEL DEFENSES                                                                            Against

      PAYMENT OF GREENMAIL                                                                            Against

      "CONTINUING DIRECTOR" OR "DEFERRED REDEMPTION" PROVISIONS: provisions that seek to              Against
      limit the discretion of a future board to redeem the plan

      CHANGE CORPORATION'S DOMICILE: if reason for re-incorporation is to take advantage              Against
      of protective statutes (anti-takeover)

      POISON PILLS: receive shareholder ratification                                                    For

      REDEMPTION/RATIFICATION OF POISON PILL                                                            For

      SHAREHOLDERS' RIGHTS

      CONFIDENTIAL VOTING BY SHAREHOLDERS                                                               For

      DUAL-CLASS SHARE STRUCTURES                                                                     Against

      LINKED PROPOSALS: with the objective of making one element of a proposal more                   Against
      acceptable

      BLANK CHECK PREFERRED SHARES: authorization of, or an increase in, blank check                  Against
      preferred shares

      SUPERMAJORITY APPROVAL OF BUSINESS TRANSACTIONS: management seeks to increase the               Against
      number of votes required on an issue above two-thirds of the outstanding shares

      INCREASE IN AUTHORIZED SHARES: provided the amount requested is necessary for                     For
      sound business reasons

      SHAREHOLDER PROPOSALS                                                                        Case-by-Case

      STAKEHOLDER PROPOSALS                                                                        Case-by-Case

      ISSUANCE OF PREVIOUSLY AUTHORIZED SHARES WITH VOTING TO BE DETERMINED BY                        Against
      THE BOARD WITHOUT PRIOR SPECIFIC SHAREHOLDER APPROVAL

      "FAIR PRICE" PROVISIONS: Measures to limit ability to buy back shares from                        For
      particular shareholder at higher-than-market prices

      PREEMPTIVE RIGHTS                                                                                 For

      ACTIONS ALTERING BOARD/SHAREHOLDER RELATIONSHIP REQUIRE PRIOR SHAREHOLDER APPROVAL                For
      (including "anti-takeover" measures)

      ALLOW SHAREHOLDER ACTION BY WRITTEN CONSENT                                                       For

      ALLOW SHAREHOLDERS TO CALL SPECIAL MEETINGS                                                       For

      SOCIAL AND ENVIRONMENTAL ISSUES                                                        As recommended by Company
                                                                                                    Management

      REIMBURSING PROXY SOLICITATION EXPENSES                                                      Case-by-Case


Source: LMFM. Last updated 8 July 2003.

                                                                  April 22, 2003

                             LORD, ABBETT & CO. LLC

                      PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

         Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Lord Abbett's Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Director of Equity Investments, the Firm's Managing Member and its General Counsel. Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team's portfolio is voted in a timely manner in accordance with those policies. A written file memo is delivered to the proxy administrator in each case where an investment team declines to follow a recommendation of a company's management. Lord Abbett has retained Institutional Shareholder Services ("ISS") to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

         The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds' Proxy Committee Charter provides that the Committee shall
(i) monitor the actions of Lord Abbett in voting securities owned by the Funds;
(ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

         There have unfortunately been far too many examples of corporate governance failures during the last two years, including the failure to deal fairly in conflict of interest situations. Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of a potential conflict of interest involving Lord Abbett's proxy voting process would be quite rare. Nevertheless, if such a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this conflict to the affected Funds' Proxy Committees, and seek instructions from those Committees on how to proceed. If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue was not covered by those policies, we would follow a recommendation of ISS. If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue was not covered by those policies, we would follow the recommendation of ISS.

                       SUMMARY OF PROXY VOTING GUIDELINES

         Lord Abbett generally votes in accordance with management's recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

ELECTION OF DIRECTORS

         Lord Abbett will generally vote in accordance with management's recommendations on the election of directors. However, votes on director nominees are made on a case by case basis. Factors that are considered include; current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors' investment in the company. We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.

         There are some actions by directors that may result in votes being withheld. These actions include:

         1) Attending less than 75% of board and committee meetings without a valid excuse.

         2) Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

         3) Failing to act on takeover offers where a majority of shareholders tendered their shares.

         4) Serving as inside directors and sit on an audit, compensation, stock option or nomination committee.

         5)       Failing to replace management as appropriate.

         We will generally approve proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board. Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.

INCENTIVE COMPENSATION PLANS

         We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case by case basis. We use ISS for guidance on appropriate compensation ranges for various industries and company sizes. In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

         We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:

         1) The stock's volatility, to ensure the stock price will not be back in the money over the near term.

         2)       Management's rationale for why the repricing is necessary.

         3) The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

         4) Other factors, such as the number of participants, term of option, and the value for value exchange.

         In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies' compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

SHAREHOLDER RIGHTS

Cumulative Voting

         We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

Confidential Voting

         There are both advantages and disadvantages to a confidential ballot. Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee. A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

         On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

Supermajority Voting

         Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

TAKEOVER ISSUES

         Votes on mergers and acquisitions must be considered on a case by case basis. The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights. It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more that 10% of the company's voting stock. Restructuring proposals will also be evaluated on a case by case basis following the same guidelines as those used for mergers.

         Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1) Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2) Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3) Shareholder Rights Plans (so-called "Poison Pills"), usually "blank check" preferred and other classes of voting securities that can be issued without further shareholder approval. However, we look at these proposals on a case by case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4) "Chewable Pill" provisions, are the preferred form of Shareholder Rights Plan. These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote. To strike a balance of power between management and the shareholder, ideally "Chewable Pill" provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

         - Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

         -    No dead-hand or no-hand pills.

         - Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.

         - Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

SOCIAL ISSUES

         It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings. We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

                         MARSICO CAPITAL MANAGEMENT, LLC
                       PROXY VOTING POLICY AND PROCEDURES

A. STATEMENT OF POLICY

1. It is the policy of Marsico Capital Management, LLC ("MCM") to vote all proxies over which it has voting authority in the best interest of MCM's clients, as summarized here.

- Under MCM's investment discipline, one of the qualities MCM usually seeks in companies it invests in for client portfolios is good management. Because MCM has some confidence that the managements of most portfolio companies it invests in for clients seek to serve shareholders' best interests, we believe that voting proxies in our clients' best economic interest ordinarily means voting with these managements' recommendations.

- Although MCM ordinarily will vote proxies with management recommendations, MCM's analysts generally review proxy proposals as part of our normal monitoring of portfolio companies and their managements. In rare cases, MCM might decide to vote a proxy against a management recommendation. MCM may notify affected clients of such a decision if it is reasonably feasible to do so.

- MCM generally will abstain from voting, or take no action on, proxies issued by companies we have decided to sell, or proxies issued by foreign companies that impose burdensome voting requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting with management may not be in the best economic interest of clients, or as an alternative to voting with management. MCM will not notify clients of these routine abstentions or decisions not to take action.

- In circumstances when there may be an apparent material conflict of interest between MCM's interests and clients' interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be "echo voted" or "mirror voted" in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. MCM will not notify clients if it uses these routine procedures to resolve an apparent conflict. In rare cases, MCM might use other procedures to resolve an apparent conflict, and give notice to clients if it is reasonably feasible to do so.

- MCM generally uses an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. MCM's proxy voting policy and information about the voting of a client's proxies are available to the client on request.

B. DEFINITIONS

2. By "best interest of MCM's clients," MCM means clients' best economic interest over the long term -- that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interest is generally uniform.

3.a. By "material conflict of interest," MCM means circumstances when MCM itself knowingly does business with a particular proxy issuer or closely affiliated entity, and may appear to have a significant conflict of interest between its own interests and the interests of clients in how proxies of that issuer are voted. A material conflict of interest might also exist in unusual circumstances when MCM has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and MCM's parent company, Bank of America Corporation ("BAC") or a BAC subsidiary.

3.b. A material conflict of interest ordinarily does not exist when BAC or a BAC subsidiary other than MCM does business with a particular proxy issuer or closely affiliated entity, because: (i) MCM is separately managed from BAC and other subsidiaries; (ii) MCM's employees work in a separate location from BAC and other subsidiaries and do not routinely communicate with them; (iii) MCM generally is not aware of a proxy issuer's (or affiliated entity's) business arrangements with BAC or other subsidiaries, and is not aware of the materiality of such arrangements to BAC or other subsidiaries; and (iv) MCM has no direct interest in any such business arrangements.

C. PROCEDURES: MCM INVESTS WITH MANAGEMENTS THAT SEEK SHAREHOLDERS' BEST INTERESTS, AND ORDINARILY VOTES PROXIES WITH MANAGEMENT RECOMMENDATIONS

4. Under MCM's investment discipline, one of the qualities MCM usually seeks in portfolio companies it invests in for clients is good management. MCM has some confidence that the managements of most companies in which MCM invests for client portfolios seek to serve shareholders' best interests. Because MCM has some confidence in the managements of most portfolio companies, it believes that these managements' decisions and recommendations on issues such as proxy voting ordinarily are likely to be in shareholders' best interests.

5. Therefore, when portfolio companies in which MCM has invested client funds issue proxies, MCM ordinarily votes the proxies with management recommendations, because it believes that recommendations by these companies' managements generally are in shareholders' best interests, and therefore in the best economic interest of MCM's clients.

6. MCM may periodically reassess its view of company managements. If MCM concludes that a company's management no longer serves shareholders' best interests, MCM may sell its clients' shares of the company. MCM believes that clients do not usually benefit from holding shares of a poorly managed company or engaging in proxy contests with management.

D. PROCEDURES: USE OF AN INDEPENDENT SERVICE PROVIDER

7. MCM may engage an independent service provider to assist with the administrative and ministerial aspects of proxy voting of portfolio securities. At the present time, MCM employs Institutional Shareholder Services ("ISS") for this purpose. ISS votes proxies for MCM in accordance with MCM's instructions based on MCM's proxy voting policy, maintains records of proxy votes, and assists in preparing certain reports. To avoid the possibility that MCM's proxy votes could be affected by potential conflicts of interest that may exist between ISS and a proxy issuer, MCM generally does not follow ISS's voting recommendations, or cause ISS to vote proxies for MCM based on ISS's recommendations (although MCM may do so in certain circumstances discussed in "Alternative Procedures for Potential Material Conflicts of Interest" below).

E. PROCEDURES: ABSTENTION/NO ACTION/OTHER EXCEPTIONS

8. If MCM has decided to sell the shares of a company, whether because of concerns about the company's management or for other reasons, MCM generally may abstain from voting or may take no action on proxies issued by the company after MCM has made the decision to sell. MCM generally will not notify clients when this type of abstention (or decision to take no action) occurs. If MCM receives proxies relating to shares of a company as a result of an account transition, as may periodically occur in wrap program accounts, MCM generally may choose to abstain from voting or to take no action on the proxies because the related shares may not be retained in the account for a substantial period of time.

9. MCM also may abstain from voting or may take no action on proxies in other circumstances. MCM may determine, for example, that abstaining from voting or taking no action on proxies is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of clients, such as when foreign proxy issuers impose unreasonable voting or holding requirements, when abstention or taking no action may be the most appropriate response to a proposal, or as an alternative to voting with management. MCM generally will not notify clients when this type of abstention (or decision to take no action) occurs.

10. On an exceptions basis, MCM may for other reasons choose to depart from its usual procedure of ordinarily voting proxies as recommended by management. MCM may notify affected clients of such a decision if it is reasonably feasible to do so. The procedures in this policy apply to all proxy voting matters over which MCM has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.

F. ALTERNATIVE PROCEDURES FOR POTENTIAL MATERIAL CONFLICTS OF INTEREST

11. In certain circumstances, such as when the proponent of a proxy proposal is also a client of MCM, an appearance might arise of a potential conflict between MCM's interests and the interests of affected clients in how the proxies of that issuer are voted.

12. Because MCM does not exercise discretion in voting proxies, but ordinarily votes proxies as recommended by management, no potential conflict of interest could actually affect MCM's voting of the proxies.

13.a. Nevertheless, when MCM itself knowingly does business with a particular proxy issuer or closely affiliated entity (or has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and BAC or a BAC subsidiary), and a material conflict of interest between MCM's interests and clients' interests may appear to exist, MCM generally would, to avoid any appearance concerns, follow an alternative procedure rather than vote proxies as recommended by management. Such an alternative procedure generally would involve either:

     (i) Causing the proxies to be "echo voted" or "mirror voted" in the same proportion as the votes of other proxy holders that are not MCM clients; or

     (ii) Causing the proxies to be voted in accordance with the recommendations of an independent service provider that MCM may use to assist in voting proxies. This procedure will only be used if it can be determined that the independent service provider appears able to make such recommendations in an impartial manner and in the best interests of the adviser's clients. In making this determination, MCM may (1) require the independent service provider to represent or otherwise demonstrate, each time the service provider makes a voting recommendation upon which MCM proposes to rely, that the service provider faces no conflict of interest with respect to the vote, or (2) ask the independent service provider to disclose to the adviser relevant facts concerning the firm's relationship with the proxy issuer and certify that the service provider has taken steps to ensure that no actual conflicts exist.

MCM generally will not notify clients if it uses either of these usual procedures to resolve an apparent material conflict of interest. MCM will document the identification of any material conflict of interest and its procedure for resolving the particular conflict.

13.b. In unusual cases, MCM may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:

     (i) Notifying affected clients of the conflict of interest (if it is reasonably feasible to do so), and seeking a waiver of the conflict to permit MCM to vote the proxies under its usual policy;

     (ii) Abstaining from voting, or taking no action on, the proxies; or

     (iii) Forwarding the proxies to clients so that clients may vote the proxies themselves.

14. MCM generally would notify affected clients if it is reasonably feasible to do so if it uses one of these alternative procedures to resolve a material conflict of interest.

G. VOTING BY CLIENT INSTEAD OF MCM

15. An MCM client may vote its own proxies instead of directing MCM to do so. MCM recommends this approach if a client believes that proxies should be voted based on political or social interests.

16. MCM generally will not accept proxy voting authority from a client (and will encourage the client to vote its own proxies) if the client seeks to impose client-specific voting guidelines that may be inconsistent with MCM's guidelines or with the client's best economic interest in MCM's view.

17. MCM generally will abstain from voting on or will take no action on proxy votes relating to the commencement of legal proceedings such as shareholder class actions or bankruptcy proceedings.

H. PERSONS RESPONSIBLE FOR IMPLEMENTING MCM'S POLICY

18. MCM's Client Services staff has primary responsibility for implementing MCM's proxy voting procedures, including ensuring that proxies are timely submitted. MCM also may use a service provider to assist in voting proxies, recordkeeping, and other matters.

19. MCM's Investment Management Department, including security analysts, routinely review proxy proposals as part of their ongoing reassessment of companies and their managements.

I. RECORDKEEPING

20. MCM or a service provider maintains, in accordance with Rule 204-2 of the Investment Advisers Act:

     (i) Copies of all proxy voting policies and procedures;

     (ii) Copies of proxy statements received (unless maintained elsewhere as described below);

     (iii) Records of proxy votes cast on behalf of clients;

     (iv) Documents prepared by MCM that are material to a decision on how to vote or memorializing the basis for a decision;

     (v) Written client requests for proxy voting information, and (vi) written responses by MCM to written or oral client requests.

21. MCM will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if MCM relies on the service provider to maintain related records.

22. MCM or its service provider may rely on the SEC's EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S.-based issuers).

23. All proxy related records will be maintained in an easily accessible place for five years (and an appropriate office of MCM or a service provider for the first two years).

J. AVAILABILITY OF POLICY AND PROXY VOTING RECORDS TO CLIENTS

24. MCM will initially inform clients of this policy and how a client may learn of MCM's voting record for the client's securities through summary disclosure in
Part II of MCM's Form ADV. Upon receipt of a client's request for more information, MCM will provide to the client a copy of this proxy voting policy and/or how MCM voted proxies for the client during the period since this policy was adopted.

*   *   *

MCM's Chief Compliance Officer will review this policy at least annually to determine whether it should be amended or updated. Any amendments to this policy require the written approval of the Chief Compliance Officer.


Approved by:    /s/ Steven Carlson
                ------------------------
Title:          Chief Compliance Officer
Effective Date: October 1, 2004

                    MASSACHUSETTS FINANCIAL SERVICES COMPANY

         The following policy reflects general proxy voting positions that have been developed by MFS and approved by its various clients over many years. The policy may be furnished to clients, potential clients and their representatives as an indication of MFS' approach toward voting proxies. Under no circumstances are MFS personnel authorized to release actual proxy voting histories for any account except to the client and its representatives.

                                                             Revised May 1, 2000

                      PROXY VOTING POLICIES AND PROCEDURES

         Massachusetts Financial Services Company ("MFS"), MFS Institutional Advisors, Inc. ("MFSI") and Vertex Investment Management, Inc. ("Vertex") have adopted these proxy voting policies and procedures with respect to securities owned by the investment companies for which MFS or Vertex serves as investment adviser ("MFS Funds") and by other clients for which MFS, MFSI or Vertex has the power to vote proxies. (For convenience of reference, MFS, MFSI and Vertex are from time to time referred to herein collectively as "MFS".)

         These policies and procedures include:

                  A centralized review, recommendation and voting procedure;

                  Established guidelines for voting on proxy issues;

                  A recordkeeping system to monitor proxies and votes; and

                  A records retention and reporting system.

REVIEW, RECOMMENDATION AND VOTING PROCEDURES

         Nearly all proxies received by MFS originate at Automatic Data Processing Corp. ("ADP"). ADP and issuers directly send proxies and related material to the record holders of the shares beneficially owned by MFS' clients, usually to State Street Bank & Trust Company or, less commonly, the Funds themselves. The record holders of MFSI clients' shareholdings are the various custodians of these clients. Each client's custodian is responsible for forwarding all proxy solicitation materials to MFSI, which forwards such materials to the MFS proxy coordinator, a member of the MFS Fund Treasury Department (except in the case of certain MFSI clients for which MFS does not vote proxies). This material will include proxy cards, reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, and proxy statements, the issuer's explanation of the items to be voted upon.

         Receipt of these materials is logged into the ProxyEdge database maintained by the proxy coordinator. The ProxyEdge program also matches upcoming meetings with Fund and client portfolio holdings, which are input into the ProxyEdge system by an MFS holdings datafeed. Through the use of ProxyEdge with Electronic Voting, ballots and proxy material summaries for the upcoming shareholders' meetings of over 10,000 corporations are available on a ProxyEdge terminal located at MFS, and most proxies may be voted electronically. In addition to receiving the hard copies of materials relating to meetings of shareholders of issuers whose securities are held by the Funds and/or clients, the ballots (but not the proxy statements) can be printed from the ProxyEdge/ADP system and forwarded for review.

         After input into the ProxyEdge system, the proxy coordinator then forwards the materials to Carol Norton, the proxy reviewer, who is a confidential MFS consultant and former employee of the MFS Fund Treasury Department. However, proxies which are deemed by the proxy coordinator to be completely routine (e.g., those involving only elections of directors, appointments of auditors, and/or employee stock purchase plans) are voted in favor without being sent to the Ms. Norton or to the Legal Department. Proxies that pertain only to merger and acquisition proposals are forwarded initially to the appropriate portfolio manager or research analyst for his or her recommendation, and then are forwarded to Stephen Cavan for his review. Mr. Cavan is Senior Vice President, General Counsel and Secretary of MFS, and the Secretary of the funds in the MFS Family of Funds and the closed-end funds advised by MFS.

         Recommendations with respect to voting on non-routine issues are generally made by Ms. Norton in light of the policies set forth under "Voting Guidelines," below, and all other relevant materials. Her recommendation as to how each proxy proposal should be voted is indicated on copies of proxy cards, including her rationale on significant items. These cards are then forwarded to Mr. Cavan for review.

         As a general matter, portfolio managers and investment analysts in the Equity Research Department have no involvement in or knowledge of proxy proposals or voting positions taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to insulate the managers and analysts from influences exerted by firms' managements or by proxy solicitors. However, in some instances (e.g., mergers), Mr. Cavan or Ms. Norton may consult with or seek recommendations from portfolio managers or analysts; Mr. Cavan would ultimately determine the manner in which all proxies are voted.

         In his capacity as an officer of MFS, Mr. Cavan is designated to vote all proxies received on behalf of the MFS Funds and the other clients MFS, MFSI and Vertex, except as otherwise instructed by certain MFSI clients. Mr. Cavan will review and sign each proxy card copy beside Ms. Norton's signature to indicate his approval of Ms. Norton's recommendations. If Mr. Cavan has concerns with any of Ms. Norton's recommendations or has a question about any of Ms.

Norton's recommendations, he may discuss them with Ms. Norton, as necessary. Mr. Cavan is responsible for determining the vote on all proxy issues.

         Mr. Cavan has decided that, until further instructions, all proxy statements shall be forwarded to Robert T. Burns, a Senior Vice President, Associate General Counsel and Assistant Secretary of MFS. Mr. Burns acts in his capacity as deputy to Mr. Cavan for purposes of voting proxies. In Mr. Burns' absence, Mitchell C. Freestone, a Counsel of MFS, shall act as deputy to Messrs. Cavan and Burns for purposes of voting proxies.

         After the proxy card copies are signed by Mr. Cavan or Mr. Burns, they are returned to the proxy coordinator for forwarding to ADP or the issuer of the securities being voted. For clients of MFS' Private Portfolio Services ("PPS") group, MFS' voting decisions are furnished to Proxy Monitor (or another proxy administration firm), which in turn processes the votes for each individual PPS client separate account.

         The proxies are then voted electronically by the proxy coordinator in accordance with Mr. Cavan's instructions. In the event that the proxy cards must be manually voted, the cards are registered, voted and mailed by the proxy coordinator prior to the meeting date, and the votes are logged (for recordkeeping purposes) into ProxyEdge or, for PPS clients, the Proxy Monitor system. Proxy cards received from ADP too close to the shareholders' meeting to be mailed on time will be called in to ADP or the issuer of the securities being voted. Non-ADP proxies cannot be called in to ADP or the issuer.

VOTING GUIDELINES

         GENERAL POLICY

         MFS' policy is that proxy voting decisions will be made in light of the anticipated impact of the vote on the desirability of maintaining an investment in the portfolio company from the viewpoint of the client, without regard to MFS' sales, distribution or other interests. As a matter of policy, MFS will not be influenced by outside sources whose interests conflict with the interest of clients, shareholders or plan participants and beneficiaries and any conflict of interest will be resolved in the interest of the investments on behalf of clients, Fund shareholders or plan participants and beneficiaries.

         Years ago, MFS generally voted its proxies with management, unless there were compelling reasons not to do so, because confidence in management is one of the factors considered in making an investment. In recent years, there have been many proposals in the area of corporate governance, capitalization changes, compensation programs and anti-takeover measures which have provided reasons for voting against management recommendations.

         As a general matter, MFS maintains a consistent voting position with respect to similar proxy proposals made by various firms. However, MFS recognizes that there are gradations in certain types of proposals (e.g., "poison pill" proposals or the potential dilution caused by the issuance of new stock) that may result in different voting positions being taken with respect to the different proxy statements. Some items that are otherwise acceptable are voted against if management is seeking extremely broad flexibility without offering a valid explanation. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. MFS reviews proxy issues on a case-by-case basis, and there are instances where exceptions to the guidelines are warranted. The guidelines, which are outlined below, provide a framework within which the proxies are voted and have proven to be very workable in practice. Ms. Norton has considerable discretion to recommend action on specific proposal in light of the general policy and her review of the specific proposal. These guidelines are reviewed with investment personnel, Mr. Cavan and MFS management each year.

MFS' POLICY ON SPECIFIC ISSUES

         NON-SALARY COMPENSATION PROGRAMS

         Managements have become increasingly creative and generous with compensation programs involving common stock. The original stock option plans, which called for the optionee to pay the money to exercise the option, are now embellished with no risk benefits such as stock appreciation rights, the use of unexercised options to "buy" stock, and restricted stock at bargain prices. In general, MFS votes against option programs that do not require an investment by the optionee, or that give "free rides" on the stock price.

         Stock option plans are supposed to reward results rather than tenure, so the use of restricted stock is not favored. Restricted stock is granted to the recipient at deep discounts to fair market value, sometimes at par value. The holder cannot sell for a period of years, but in the meantime is able to vote and receive dividends. Eventually the restrictions lapse and the stock can be sold. When restricted stock is the subject of a shareholder vote, MFS will strongly consider voting against its use.

         MFS generally votes in favor of stock option plans for non-employee directors as long as they satisfy the requirements set forth above with respect to stock option plans for employees. More specifically, MFS votes against stock option plans for non-employee directors which involve stock appreciation rights, the use of unexercised options to "buy" stock, and restricted stock at bargain prices. MFS also opposes plans which provide unduly generous compensation for directors or could result in excessive dilution to other shareholders.

         Stock option plans that include options for consultants and other third parties not involved in the management of the company generally are opposed by MFS.

         ANTI-TAKEOVER MEASURES

         Any measure that inhibits capital appreciation in a stock, including a possible takeover, is cause of a vote against the proposal. These take many forms from "poison pills" and "shark repellents" to board classification and super-majority requirements. In general, any proposal which protects managements from action by shareholders is voted against.

         REINCORPORATION AND REORGANIZATION PROPOSALS

         When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of appropriate management proposals, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.

         SOCIAL ISSUES

         There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, adhere to some list of goals or principles (e.g., environmental standards) or report on various activities. MFS has tended to side with management in opposing the use of corporate resources to further a particular social objective beyond the charter of the company when no discernible shareholder economic interest in involved.

         The General Laws of The Commonwealth of Massachusetts prohibit the investment of state funds, including retirement system assets, in the following types of investments: (i) financial institutions which directly or through any subsidiary have outstanding loans to any individual or corporation engaged in manufacturing, distribution or sale of firearms, munitions, rubber or plastic bullets, tear gas, armored vehicles or military aircraft for use or deployment in any activity in Northern Ireland, or (ii) any stocks, securities or obligations of any company so engaged.

         Because of these statutory restrictions, it is necessary when voting proxies for securities held in Massachusetts public pension accounts to support the purpose of this legislation. Thus, on issues relating to these questions, it may be necessary to cast ballots differently for these portfolios than MFS might normally do for other accounts.

         DILUTION

         Reasons for issuance of stock are many and most are legitimate. When a stock option plan would dilute the existing equity by 15% or more, MFS considers voting against the plan. In cases where management is asking for authorization to issue stock with no reason stated (a "blank check"), MFS is very likely to vote against.

         In many cases, the authorization for common or preferred stock is simply a potential anti-takeover device, again a reason to vote against the authorization.

         CONFIDENTIAL VOTING

         MFS generally votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS generally supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm. Preserving the confidential nature of shareholder votes helps to insulate MFS' portfolio managers, research analysts and other employees from inappropriate pressure.

         INDEPENDENCE OF DIRECTORS

         While MFS acknowledges the potential benefits of a company's inclusion of directors who are "independent" from management, MFS generally opposes shareholder proposals that would require that a majority (or a "super-majority") of a company's board be comprised of "independent" directors. Such proposals could inappropriately reduce a company's ability to engage in certain types of transactions, could result in the exclusion of talented directors who are not deemed "independent", or could result in the unnecessary addition of additional "independent" directors to a company's board.

MONITORING SYSTEM

         It is the responsibility of MFS Fund Treasury to monitor the proxy voting process. As noted above, when proxy materials for clients are received, they are forwarded to the proxy coordinator who inputs an acknowledgment of receipt into the ProxyEdge System. Additionally, through an interface with the portfolio holdings database of MFS, ProxyEdge matches a list of all Funds and clients who hold shares of a company's stock and the number of shares held on the record date with ProxyEdge's listing of any upcoming shareholder's meeting of that company. (As noted above, the Proxy Monitor system is used to process proxy votes on behalf of PPS clients' separate accounts.)

         When the ProxyEdge system "tickler" show that the date of a shareholders' meeting is approaching, the proxy coordinator checks that the vote for clients and Funds holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the proxy coordinator calls the custodian (or, with respect to the proxies for the MFSI clients, notifies MFSI so that MFSI can call the custodian) requesting that the materials be forward immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

RECORDS RETENTION AND REPORTS

         Proxy solicitation materials, including a photocopy of the proxy card with Ms. Norton's and Mr. Cavan's comments and Mr. Cavan's vote, are sent to the library files. All proxy voting materials and supporting documentation, including records generated by the ProxyEdge and Proxy Monitor systems as to proxies processed, the dates when proxies were received and returned, and the votes on each company's proxy issues, are retained for six years.

         At any time, a report can be printed by the proxy coordinator for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

         Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (or an appropriate governmental agency) because we consider that information to be confidential and proprietary to the client.

         On an annual basis, Ms. Norton reports at an MFS investment personnel meeting on votes cast during the past year against management on the proxy statements of companies whose shares were held by the Funds and other clients.

                         [Fund Asset Management, L.P.]



                       Merrill Lynch Investment Managers

                             Proxy Voting Guidelines

                                      as of
                                February 19, 2003

                    [MERRILL LYNCH INVESTMENT MANAGERS LOGO]

                                Table of Contents

                                                                       Page
                                                                       ----
Introduction...................................................         2
Scope of Committee Responsibilities............................         4
Committee Membership...........................................         6
Special Circumstances..........................................         7
Voting Policies................................................        10
         Boards of Directors...................................        11
         Auditors..............................................        13
         Compensation and Benefits.............................        14
         Capital Structure.....................................        15
         Corporate Charter and By-Laws.........................        16
         Corporate Meetings....................................        17
         Environmental and Social Issues.......................        18

                          FUND ASSET MANAGEMENT, L.P.

         Merrill Lynch Investment Managers, L.P., Fund Asset Management, L.P. and Merrill Lynch Investment Managers LLC (collectively, "MLIM") are each U.S. investment advisers,(1) registered with the U.S. Securities and Exchange Commission, that serve as the investment manager for mutual funds, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belong to the clients, and certain clients of MLIM have retained the right to vote such proxies in general or in specific circumstances.(2) Other clients, however, have delegated to MLIM the right to vote proxies for securities held in their accounts as part of MLIM's authority to manage, acquire and dispose of account assets.

         When MLIM votes proxies for a client that has delegated to MLIM proxy voting authority, it acts as the client's agent. Under the U.S. Investment Advisers Act of 1940, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client's behalf, including proxy voting. MLIM is therefore subject to a fiduciary duty to vote proxies in a manner MLIM believes is consistent with the client's best interests,(3) whether or not the client's proxy voting is subject to the fiduciary standards of the Employee Retirement Securities Act of 1974 ("ERISA").(4) When voting proxies for client accounts (including mutual funds), MLIM's primary objective is to make voting decisions solely in the best interests of clients and ERISA clients' plan beneficiaries and participants. In fulfilling its obligations to clients, MLIM will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.(5) It is imperative to MLIM's integrity and reputation that it considers the interests of its clients, and not the interests of Merrill Lynch, when voting proxies.(6)

---------------------
(1) These policies do not apply to MLIM's non-U.S. affiliates.

(2) In certain situations, a client may direct MLIM to vote in accordance with the client's proxy voting policies. In these situations, MLIM will seek to comply with such policies to the extent it would not be inconsistent with other MLIM legal responsibilities.

(3) Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3, 2003).

(4) DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2

(5) Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While MLIM is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a MLIM client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through MLIM as investment adviser, MLIM encourages such clients to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than MLIM.

(6) Proxy voting decisions, like other investment matters, are covered by MLIM's "Policies and Procedures Concerning Communications Between Merrill Lynch Investment Managers Companies and Merrill Lynch Investment Banking, Trading and Research Areas" (MLIM's "Ethical Wall" policies). One of the principal

         In light of such fiduciary duties, and given the complexity of the issues that may be raised in connection with proxy votes, MLIM has formed a Proxy Voting Committee (the "Committee") to address proxy voting issues on behalf of MLIM.

-------------------------
purposes of the Ethical Wall is to prohibit communications intended to place unusual pressure on a portfolio manager or analyst at MLIM to favor the interests of Merrill Lynch's investment banking clients over the interests of MLIM's investment advisory clients. To that end, as described herein, all proxy voting decisions will be made under the supervision of MLIM's Proxy Voting Committee, which will include representatives of MLIM management and MLIM's Legal Advisory Department. No MLIM employee may discuss pending corporate governance issues relating to securities held by MLIM clients with other Merrill Lynch employees if such discussions would violate MLIM's Ethical Wall policies. Any communication relating to corporate governance matters that a MLIM employee reasonably believes could constitute a violation of such policies should immediately be reported to the Secretary of the Proxy Voting Committee and/or MLIM"s Director of Compliance or General Counsel.

I.                Scope of Committee Responsibilities

         The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all MLIM clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted influences. The Committee shall also oversee the overall administration of proxy voting for MLIM accounts.(7)

         The Committee shall establish MLIM's proxy voting policies, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties.(8) As it is anticipated that there will not be a "right" way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting policies will be applied to specific proxy votes, in light of each company's unique structure, management, strategic options and probable economic consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its stated policies.

         The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee will not adopt a voting policy. MLIM believes that certain proxy voting issues require investment analysis - such as approval of mergers and other significant corporate transactions - akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may adopt a common MLIM position on proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).(9)

         While it is expected that MLIM, as a fiduciary, will generally seek to vote proxies in a uniform manner for all clients, the Committee, in conjunction with the portfolio

--------------------------
(7) The Committee may delegate day-to-day administrative responsibilities to other MLIM personnel and/or outside service providers, as appropriate.

(8) If invited to do so by the Proxy Voting Committee, Merrill Lynch personnel from investment banking, trading, retail brokerage and research areas ("Affiliate Personnel") may present their views to MLIM's Proxy Voting Committee on proxy voting issues on which they have expertise to the same extent as other outside parties invited to present to the Proxy Voting Committee. Affiliated Personnel, however, may not serve as members of the Proxy Voting Committee or be allowed to participate in its decision making (other than as presenters).

(9) The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a MLIM client as issuer. Where a material issue is involved and the issuer is a client of MLIM, the Committee shall determine, in its discretion, whether, for the purposes of ensuring that an independent determination is reached, to retain sole discretion to cast a vote for MLIM clients.

manager of an account, may determine that the specific circumstances of such account require that such account's proxies be voted differently due to such account's investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, MLIM believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their clients, on how best to maximize economic value in respect of a particular investment.

         The Committee will be responsible for documenting the basis for (a) any determination to vote a particular proxy in a manner contrary to its stated policies, (b) any determination to vote a particular proxy in a non-uniform manner, and (c) any other material determination made by the Committee, as well as for ensuring the maintenance of records of each proxy vote.(10) All determinations will be made, and all records maintained, in accordance with the proxy voting standards of ERISA (notwithstanding that ERISA may not apply to all client accounts). Except as may be required by such standards or other applicable legal requirements, or as otherwise set forth herein, the determinations and records of the Committee shall be treated as proprietary, nonpublic and confidential.

         The Committee shall be assisted by other MLIM personnel, as may be appropriate. In particular, the Committee has delegated to the "Middle Office" unit of MLIM Operations responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Middle Office unit of MLIM Operations shall do this by interfacing between the Committee, on the one hand, and the custodians, accountants and other service providers to MLIM and its clients, on the other hand, to ensure that proxy voting issues are brought to the Committee's attention and the Committee's proxy voting decisions are appropriately disseminated and implemented.

         To assist MLIM in voting proxies, the Committee has also retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MLIM include in-depth research, voting recommendations, vote execution, and recordkeeping.

----------------------
(10) The Committee may delegate the actual maintenance of such records to an outside service provider. Currently, the Committee has delegated the maintenance of such records to Institutional Shareholder Services.

II.      Committee Membership

         The Committee will be chaired by the Chief Investment Officer of MLIM, who will be assisted by MLIM's Head of Active Equity Management or another senior MLIM investment professional. The Committee shall consist of portfolio managers and investment analysts appointed by them who are representative of the Active Equity, Private Investors and Quantitative Advisers divisions of MLIM, and such other personnel with investment or other relevant experience, as the Chief Investment Officer deems appropriate. No MLIM employee whose responsibilities relate primarily to Marketing or Sales may serve as a member of the Committee. Two members of MLIM's Legal Advisory Department will be non-voting members of the Committee, one of whom shall serve as the Committee's Secretary and principal legal counsel and the other of whom shall serve as Assistant Secretary.

         The Committee's membership shall be limited to full-time employees of MLIM. No person with any investment banking, trading, retail brokerage or research responsibilities for MLIM's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such a person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with MLIM).

III.     Special Circumstances

         SECURITIES ON LOAN. Many MLIM clients participate in securities lending programs, either through Merrill Lynch Global Securities Financing (MLIM's securities lending affiliate) or lending agents unaffiliated with MLIM (such as their custodian). Under most securities arrangements, securities on loan may not be voted by the lender (unless the loan is recalled).(11) MLIM believes that each client has a right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program, through its lending agent, that deals with any tension between loaning and voting securities in a manner that satisfies such client. If a client has determined to participate in a securities lending program, MLIM should therefore cooperate with the client's determination that securities lending is beneficial to the account and not attempt to seek recalls for the purpose of voting routine proxies. Consequently, it is MLIM's policy that, in the event that MLIM manages an account for a client that employs a lending agent unaffiliated with MLIM, MLIM will generally not seek to vote proxies relating to securities on loan. When MLIM manages an account for a client that employs Merrill Lynch Global Securities Financing as its lending agent, MLIM will also generally not seek to vote proxies relating to securities on loan UNLESS the MLIM portfolio manager responsible for the account has determined that voting the proxy is in the client's best interest and has requested Merrill Lynch Global Securities Financing to recall the security in timely manner, in accordance with MLIM's internal loan procedures in effect from time to time.

         VOTING PROXIES FOR FOREIGN COMPANIES. While the proxy voting process is well established in the United States, voting proxies of foreign companies frequently involves logistical issues which can affect MLIM's ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings,
(ii) restrictions on a foreigner's ability to exercise votes, (iii) requirements to vote proxies in person, (iv) "shareblocking" (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting), (v) potential difficulties in translating the proxy, and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.

         As a consequence, MLIM votes proxies of non-US companies only on a "best-efforts" basis. In addition, the Committee may determine that it is generally in the best interests of MLIM clients NOT to vote proxies of companies in certain countries if the Committee determines that the costs (including opportunity costs associated with shareblocking constraints) associated with exercising a vote outweighs the benefit the client will derive by voting on the company's proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from MLIM portfolio managers) may override such determination with respect to a particular company's

___________________________

(11) See, e.g., BMA Master Securities Loan Agreement, 1993 version, paragraph 6.

shareholder meeting if it believe the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case MLIM will seek to vote on a best-efforts basis.

         MLIM AFFILIATES. Where a material issue is involved and the issuer is an affiliate of MLIM, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of MLIM's clients.

         PROXIES RELATING TO MLIM CLIENTS. From time to time, MLIM may be required to vote proxies in respect of a company that is a money management client of MLIM (a "MLIM Client").(12) In such event, the following policies and procedures shall apply:

         - if circumstances permit,(13) the Secretary and Assistant Secretary of the Proxy Committee shall use best efforts to have clients of MLIM that hold MLIM Client securities in their accounts(14) informed of the potential conflict and their right to direct MLIM's vote, withdraw MLIM's voting authority and/or appoint an independent voting fiduciary, in respect of such holdings;

         - unless all clients of MLIM that hold MLIM Client securities direct MLIM's vote or withdraw MLIM's voting authority, the Secretary or Assistant Secretary of the Proxy Committee shall inform the Committee that a potential conflict exists;

         - if an issue that is material to the MLIM Client is involved and the MLIM Client is sufficiently important to MLIM that the Committee does not feel able to vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of MLIM's clients;

         - if the Committee does not retain an independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the Chairman of the Proxy Committee with advice from the Secretary of the Proxy Committee, consisting solely of Committee members whose job responsibilities do not include contact with the MLIM Client and whose job evaluations would not be affected by MLIM's relationship with the MLIM Client (or failure to retain such relationship); and

         - the subcommittee shall determine whether to vote all proxies on behalf of MLIM's clients or, if the proxy matter is akin to an investment decision, to

_______________________________

(12) MLIM may also be required to vote proxies in respect of companies that are clients of MLIM's broker-dealer affiliates. MLIM may or may not be aware of the relationship in such cases. In either event, MLIM's Ethical Wall policies
(supra note 5) shall apply. In addition, in circumstances in which the client relationship is widely known to MLIM personnel and, in the opinion of the Secretary of the Proxy Committee, presents a potential material conflict, the Secretary of the Proxy Committee may advise the Committee to treat the client of an affiliated broker-dealer similarly to a MLIM client for purposes of the policies and procedures described herein.

(13) Circumstances may not permit MLIM to inform clients of a potential conflict for practical reasons (e.g., lack of time) or legal reasons (e.g., for example, if MLIM cannot communicate the nature of the conflict without also communicating nonpublic information).

(14) In the case of a mutual fund advised by MLIM, it shall be sufficient for MLIM to inform a representative of the Board of Directors in accordance with procedures adopted by the mutual fund from time to time.

         defer to MLIM portfolio managers, provided that, if the subcommittee determines to alter MLIM's normal voting policies or, on matters where MLIM's policy is case-by-case, does not follow the voting recommendation of ISS (or any other proxy voting service the Committee may employ for such purpose), no proxies relating to the MLIM Client may be voted unless the Secretary and/or Assistant Secretary of the Proxy Committee concurs that the subcommittee's determination is consistent with MLIM's fiduciary duties.

IV.      Voting Policies

         The Committee will analyze each proxy individually. The Committee has adopted the following voting guidelines, which represent the Committee's usual voting position on certain recurring proxy issues that do not involve unusual circumstances. With respect to any proxy issue, however, the Committee may vote differently than a voting guideline if the Committee determines that doing so is in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

         A.   BOARDS OF DIRECTORS

         These proposals concern those issues submitted to shareholders related to the composition of the Board of Directors. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee's history of representing shareholder interests as a director of other companies, to the extent the Committee deems relevant.

         The Committee's general policy is to vote:

#        VOTE AND DESCRIPTION

A.1 FOR nominees for director of United States companies in uncontested elections, except for nominees who

         - have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or company business

         -   voted to implement or renew a "dead-hand" poison pill

         - ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years

         - fail to act on takeover offers where the majority of the shareholders have tendered their shares

         - are corporate insiders who serve of the Audit, Compensation or Nominating Committees or on a full Board that does not have such committees composed exclusively of independent directors

         - on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance.

A.2 FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees' poor records of representing shareholder interests, on a case-by-case basis

A.3      FOR proposals to declassify Boards of Directors

A.4      AGAINST proposals to classify Boards of Directors

A.5      AGAINST proposals supporting cumulative voting

A.6      FOR proposals eliminating cumulative voting

A.7      FOR proposals supporting confidential voting

A.8      FOR proposals seeking election of supervisory board members

A.9 AGAINST proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors

A.10     AGAINST proposals for term limits for directors

A.11     AGAINST proposals to establish a mandatory retirement age for directors

A.12 AGAINST proposals requiring directors to own a minimum amount of company stock

A.13 FOR proposals requiring a majority of independent directors on a Board of Directors

A.14 FOR proposals to allow a Board of Directors to delegate powers to a committee or committees.

A.15 FOR proposals to require Audit, Compensation and/or Nominating Committees of a Board of Directors to consist exclusively of independent directors

A.16 AGAINST proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer

A.17     FOR proposals to elect account inspectors

A.18 FOR proposals to fix the membership of a Board of Directors at a specified size

A.19 FOR proposals permitting shareholder ability to nominate directors directly

A.20 AGAINST proposals to eliminate shareholder ability to nominate directors directly

A.21 FOR proposals permitting shareholder ability to remove directors directly

A.22 AGAINST proposals to eliminate shareholder ability to remove directors directly

         B.       AUDITORS

         These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

         The Committee's general policy is to vote:

B.1      FOR approval of independent auditors, except for

         - auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed not to be independent

         - auditors who have rendered an opinion to any company which is either not consistent with best accounting practices or not indicative of the company's financial situation

         - on a case-by-case basis, auditors who provide a significant amount of non-audit services to the company

B.2      FOR proposal seeking authorization to fix the remuneration of auditors

B.3      FOR approving internal statutory auditors

         C.       COMPENSATION AND BENEFITS

         These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee opposes egregiously excessive compensation, but believes that compensation matters are normally best determined by a corporation's board of directors, rather than shareholders. Proposals to "micro-manage" a company's compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.

         The Committee's general policy is to vote:

C.1 IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely on whether or not the company's plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.

C.2      FOR proposals to eliminate retirement benefits for outside directors

C.3 AGAINST proposals to establish retirement benefits for outside directors

C.4 FOR proposals approving the remuneration of directors or of supervisory board members

C.5      AGAINST proposals to reprice stock options

C.6 FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend SPPs if the plan as amended applies to all employees.

C.7 FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years

C.8      AGAINST proposals seeking to pay outside directors only in stock

C.9 AGAINST proposals seeking further disclosure of executive pay for United States companies

         D.       CAPITAL STRUCTURE

         These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

         The Committee's general policy is to vote:

D.1 AGAINST proposals seeking authorization to issue shares without preemptive rights

D.2 FOR proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights

D.3      FOR proposals approving share repurchase programs

D.4      FOR proposals to split a company's stock

D.5 FOR proposals to denominate or authorize denomination of securities or other obligations or assets in Euros

         E.       CORPORATE CHARTER AND BY-LAWS

         These proposals relate to various requests for approval of amendments to a corporation's charter or by-laws, principally for the purpose of adopting or redeeming "poison pills". As a general matter, the Committee opposes poison pill provisions.

         The Committee's general policy is to vote:

E.1      AGAINST proposals seeking to adopt a poison pill

E.2      FOR proposals seeking to redeem a poison pill

E.3 FOR proposals seeking to have poison pills submitted to shareholders for ratification

E.4      FOR proposals to change the company's name

         F.       CORPORATE MEETINGS

         These are routine proposals relating to various requests regarding the formalities of corporate meetings.

         The Committee's general policy is to vote:

F.1 AGAINST proposals that seek authority to act on "any other business that may arise"

F.2 FOR proposals designating two shareholders to keep minutes of the meeting

F.3 FOR proposals concerning accepting or approving financial statements and statutory reports

F.4 FOR proposals approving the discharge of management and the supervisory board

F.5      FOR proposals approving the allocation of income and the dividend

F.6 FOR proposals seeking authorization to file required documents/other formalities

F.7 FOR proposals to authorize the corporate board to ratify and execute approved resolutions

F.8      FOR proposals appointing inspectors of elections

F.9      FOR proposals electing a chair of the meeting

F.10 FOR proposals to permit "virtual" shareholder meetings over the Internet

F.11     AGAINST proposals to require rotating sites for shareholder meetings

         G.       ENVIRONMENTAL AND SOCIAL ISSUES

         These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

         The Committee's general policy is to vote:

G.1 AGAINST proposals seeking to have companies adopt international codes of conduct

G.2      AGAINST proposals seeking to have companies report on:

         -   environmental liabilities;

         -   bank lending policies;

         -   corporate political contributions or activities;

         -   alcohol advertising and efforts to discourage drinking by minors;

         -   costs and risk of doing business in any individual country;

         -   involvement in nuclear defense systems

G.3 AGAINST proposals requesting reports on Maquiladora operations or on CERES principles

G.4      AGAINST proposals seeking implementation of the CERES principles

                               Notice to Clients

         MLIM will make records of any proxy vote it has made on behalf of a client available to such client upon request.(15) MLIM will otherwise use its best efforts to treat proxy votes as confidential, except as may be necessary to effect such votes or as may be required by law.

         MLIM encourage clients with an interest in particular proxy voting issues to make their views known to MLIM, provided that, in the absence specific written direction from a client on how to vote that client's proxies, MLIM reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.

         These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice. MLIM will, however, provide a revised copy of these policies promptly following any amendment to any current client who expresses an interest in receiving updates.

____________________________
(15) Such request may be addressed to the client's portfolio or relationship manager or addressed in writing to Secretary, MLIM Proxy Committee, Legal Advisory Department, Merrill Lynch Investment Managers, 800 Scudders Mill Road, Plainsboro, NJ 08536.

                     [MFC GLOBAL INVESTMENT MANAGEMENT LOGO]

                        MFC GLOBAL INVESTMENT MANAGEMENT
                                (U.S.A.) LIMITED

                               PROXY VOTING POLICY

================================================================================

                                                             ISSUED: AUGUST 2003

PROXY VOTING POLICY

MFC Global Investment Management (U.S.A.) Limited ("MFC-GIM(USA)") manages money on behalf of, or provide investment advice to, clients.

Arising out of these relationships, MFC-GIM(USA) has a fiduciary duty to exercise care, diligence and skill in the administration and management of these funds that any person, familiar with the matters, would exercise under similar circumstances in managing the property of another person.

In addition to its fiduciary duty, MFC-GIM (USA) must also comply with the proxy requirements of Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended from time to time ("Advisers Act") and any other law which governs the exercise of voting rights by an investment adviser.

A proxy is a shareholder's right to vote that has been delegated to professionals who manage their investments. (Note: clients have the unqualified right to rescind the permission given to us to vote proxies on their behalf.) The right to vote is an asset, as a company's shareholders have the power to influence the management of a corporation and it is our fiduciary obligation to ensure that these rights are voted, if clients request us to do so in writing, such that they optimize the long-term value of the investment portfolios.

FIDUCIARY DUTY GUIDELINE REQUIREMENTS

When voting proxies, fiduciaries have an obligation to do so in an informed and responsible manner. There is a duty of loyalty. Records of voting should be maintained by retaining copies of proxies and any supporting documentation for non-routine issues. As an investment management company, the obligation of fiduciaries is to vote proxies in the best interest of the clients or beneficiaries.

OUR POLICY

A proxy vote should be cast on behalf of each client holding the security in question. The decision on how to vote is made by the responsible Portfolio Manager, or another person or persons to whom such responsibility has been delegated by the portfolio manager, on behalf of the client. Such a person may include a proxy committee or a proxy voting service. See "Proxy Committee" and "Proxy Service" below.

When voting proxies, the following standards apply:

    - The Portfolio Manager will vote based on what they believe to be in the best interest of the client and in accordance with the client's investment guidelines.

    - Each voting decision should be made independently. The portfolio manager may enlist the services of reputable professionals and/or proxy evaluation services, such as Institutional Shareholder Services ("ISS") (see "Proxy Service" below),

                                     2 of 5                Version November 2002

PROXY VOTING POLICY

         whether inside or outside the organization, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decisions as to how to cast a vote will always rest with the Portfolio Manager, or any Proxy Committee which may be formed to deal with voting matters from time to time See "Proxy Committees" below.

    - Investment guidelines/contracts should outline how voting matters will be treated, and clients should be otherwise notified of voting procedures from time to time in accordance with any applicable legislative requirements.

    - The quality of a company's management is a key consideration factor in the Portfolio Manager's investment decision, and a good management team is presumed to act in the best interests of the company. Therefore, in general, MFC-GIM(USA) will vote as recommended by a company's management, except in situations where the Portfolio Manager believes this is not in the best interests of clients.

    - As a general principle, voting should be consistent among portfolios having the same mandates, subject to the client's preferences and the Conflict Procedures set out below.

We will reasonably consider specific voting instruction requests made to us by clients.

PROXY SERVICES

Each portfolio manager is responsible for the voting of securities in the portfolio managed by them. In order to assist in voting securities, MFC-GIM
(USA) may from time to time delegate certain proxy advisory and voting services to a third party proxy service provider.

MFC-GIM (USA) has currently delegated administrative duties has delegated certain duties to ISS. ISS specializes in the proxy voting and corporate governance area and provides a variety of proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance. While each portfolio manager may rely on ISS's research and recommendations in casting votes, each portfolio manager may deviate from any recommendation provided from ISS on general policy issues or specific proxy proposals in accordance with any MFC-GIM (USA) proxy policies and procedures which may be in effect from time to time. See "Proxy Committees" below.

MFC-GIM (USA) may retain other proxy voting services in place of, or in addition to, ISS from time to time without further notice to clients.

PROXY COMMITTEES

MFC-GIM (USA) may determine to form a committee (a "Proxy Committee") to review from time to time proxy voting issues which arise generally or with respect to a specific vote.

                                     3 of 5                Version November 2002

PROXY VOTING POLICY

In such cases, the head of the Equities Desk or the head of the Fixed Income Desk may appoint one or more persons as a Proxy Committee to review certain issues. One or more of such committees may be created on a permanent or temporary basis from time to time.

The desk head creating such committee will set the terms of reference and the procedures under which the committee will operate from time to time. The desk head shall ensure that adequate records of the committee's deliberations and recommendations are kept in accordance with this Policy and applicable law, if any. See "Documentation and Client Notification Requirements" below.

CONFLICTS PROCEDURES

         MFC-GIM (USA) is required to monitor and resolve possible material conflicts between the interests of MFC-GIM (USA) and the interests of clients who have instructed MFC-GIM (USA) to vote securities held in their portfolios. MFC-GIM (USA) is affiliated with both Manulife Financial Corporation ("MFC") and The Manufacturers Life Insurance Company ("MLI"). Conflicts may arise, for example, if a proxy vote is required on matters involving those companies, or other issuers in which either of them has a substantial equity interest.

         Anyone within MFC-GIM (USA) who becomes aware of a potential conflict shall notify the appropriate desk head as well as the Legal and Compliance department. If it is determined that a potential conflict does exist, a Proxy Committee shall be appointed to consider the issue.

         In addition to the procedures set out above concerning Proxy Committees, any Proxy Committee which considers a conflict issue shall appoint a member of the Legal and Compliance Team as a voting member of the Committee. Persons who are officers of the issuer involved in the matter may participate in the Committee's deliberations, but shall not be entitled to vote as a member of the Committee.

         The Proxy Committee shall then consider the issue involved and shall be free to make any decision it concludes is reasonable, however, generally, the following guidelines shall apply:

                  (i) if the matter involves MFC or MLI directly, MFC-GIM(USA) shall abstain from voting;

                  (ii) if the matter involves another issuer, or if a client has previously provided instructions that MFC-GIM
                           (USA) may not abstain from voting, the Committee shall determine a voting recommendation.

                  (iii) The Committee need not determine to vote each client portfolio the same way on a given matter, depending on the interests of the particular client involved.

Documentation and Client Notification Requirements

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

PROXY VOTING POLICY

The Portfolio Manager should retain, or arrange to be retained in an accessible format from a proxy service or other source, voting records for each portfolio that held the security.

These should include all records required by applicable law from time to time, such as

         (i) proxy voting procedures and policies, and all amendments thereto;

         (ii)     all proxy statements received regarding client securities;

         (iii)    a record of all votes cast on behalf of clients;

         (iv)     records of all client requests for proxy voting information;

         (v) any documents prepared by the portfolio manager or a Proxy Committee that were material to making a decision how to vote or that memorialized the basis for the decision;

         (vi) all records relating to requests made to clients regarding conflicts of interest in voting; and

         (vii) any other material required by law to be kept from time to time, shall be retained by MFC-GIM(USA) or shall be accessible from an appropriate service provider or other source.

MFC-GIM(USA) shall describe to clients, or provide a copy of, it's proxy voting policies and procedures and shall also advise clients how they may obtain information on how securities were voted in their portfolio.

                                     5 of 5                Version November 2002

                      MORGAN STANLEY INVESTMENT MANAGEMENT
                                  PROXY VOTING
                              POLICY AND PROCEDURES

A.       POLICY STATEMENT

Introduction - This section sets forth Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients for whom Morgan Stanley Advisors Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, and Morgan Stanley Investments LLP, (each an "MSIM Affiliate" and collectively the "MSIM Affiliates") provide discretionary Investment Management services and for whom an MSIM Affiliate has the explicit authority to vote their proxies. The policy and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues.

Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. An MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has explicitly reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not provide for the MSIM Affiliate to vote proxies. (Note: the standard Investment Management Agreements provide that each MSIM Affiliate will vote proxies). When voting proxies for client accounts, the MSIM Affiliates' primary objective is to make voting decisions solely in the best interests of clients and ERISA clients' plan beneficiaries and participants. In fulfilling its obligations to clients, each MSIM Affiliate will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate generally seeks to comply with such policy to the extent it would not be inconsistent with ERISA or the fiduciary responsibility of the MSIM Affiliate.

Department of Labor - With respect to the voting of proxies relating to securities held in an ERISA account, the Department of Labor has made it clear that a voting policy must be in place for recurring issues and that nonroutine issues must be addressed by consistent criteria. However, the Department of Labor has stated that specific analysis on the issues of each proxy must still be performed. Distinctly identifying issues on an issuer's proxy ballot and having a method to track recurring and nonroutine issues are an important part of the process.

Institutional Shareholder Services - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") has been retained as an expert in the proxy voting and corporate governance area. ISS is an independent investment adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting, and recordkeeping.

Voting Proxies for Foreign Companies - While the proxy voting process is well established in the United States with a number of tools and services available to assist an investment manager, voting proxies of foreign companies may involve a number of logistical problems that may have a detrimental effect on a MSIM Affiliate's ability to vote such proxies. The logistical problems include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely and/or inadequate notice of shareholder meetings, (iii) restrictions on a foreigner's ability to exercise votes, (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting, and
(vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions.

While ISS has been retained to provide assistance to the MSIM Affiliates in voting their clients' foreign proxies, such proxies are voted on a best-efforts basis given the above-mentioned logistical problems. Additionally, each MSIM Affiliate may conduct a cost-benefit analysis in determining whether to attempt to vote its clients' shares at a foreign company's meeting, whereby if it is determined that the cost associated with the attempt to exercise its vote outweighs the benefit the MSIM Affiliate believes its clients will derive by voting on the company's proposal, the MSIM Affiliate may decide not to attempt to vote at the meeting.

GENERAL PROXY VOTING GUIDELINES

It is the policy of the MSIM Affiliates in voting proxies to consider and vote each proposal with the objective of maximizing long-term investment returns for our clients.

To ensure consistency in voting proxies on behalf of its clients, the MSIM Affiliates utilize the proxy voting guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates may, however, vote in a manner that is contrary to the following general guidelines if it believes that they would be in their clients' best interest to do so.

GUIDELINES

I.       MANAGEMENT PROPOSALS:

         A. When voting on routine ballot items, certain management sponsored proposals are generally voted in support of management. These items include:

                  -        Selection or ratification of auditors

                  - Approval of financial statements, director and auditor reports

                  -        Election of Directors

                  - Limiting Directors' liability and broadening indemnification of Directors

                  - Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors

                  - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors

                  - Recommendations to set retirement ages or require specific levels of stock ownership by Directors

                  -        General updating/corrective amendments to the charter

                  -        Elimination of cumulative voting

                  -        Elimination of preemptive rights

                  - Provisions for confidential voting and independent tabulation of voting results

                  - Proposals related to the conduct of the annual meeting except those proposals which relate to the "transaction of such other business which may come before the meeting

         A. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management:

                  Capitalization changes

                  - Capitalization changes which eliminate other classes of stock and voting rights

                  - Proposals to increase the authorization of existing classes of stock if a clear and legitimate business purpose is stated and the number of shares requested is reasonable in relation to the purpose for which authorization is requested

                  - Proposals to increase the authorization of existing classes of stock that do not exceed a 100% increase of shares authorized provided that at least 30% of the new authorization will be outstanding

                  - Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders

                  - Proposals for share repurchase plans, unless it appears that a repurchase plan lacks a bona fide business purpose

                  - Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock, provided such proposals have a legitimate business purpose

                  - Proposals to effect stock splits unless such a split would be contrary to shareholders' best interests

                  - Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount of the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase coincides with the proxy guidelines for common stock increases

                  Compensation

                  - Award Director fees unless the amounts are excessive relative to other companies in the country or industry

                  - Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees

                  - Establishment of Employee Stock Option Plans and other employee ownership plans

         Anti-Takeover Proposals

                  - Modify or rescind existing supermajority vote requirements to amend the charters or bylaws

                  - Adoption of anti-greenmail provisions provided that the proposal (a) defines greenmail, (b) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders, and (c) contains no anti-takeover measures or other provisions restricting the rights of shareholders

                  -        Ratification of poison pills

         A. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against, notwithstanding management support:

                  - Capitalization changes which add classes of stock which substantially dilute the voting interests of existing shareholders

                  - Proposals to increase the authorized number of shares of existing classes of stock which carry preemptive rights or supervoting rights

                  -        Creation of blank check preferred stock

                  - Changes in capitalization by 100% or more where management does not offer an appropriate rationale or that are contrary to the best interests of existing shareholders

                  - Compensation proposals that allow for discounted stock options which have not been offered to employees in general

                  - Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered

                  - Anti-takeover and related provision that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers

                  - Shareholders rights plans which allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding

                  - Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions

                  -        Proposals to indemnify auditors

         D. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted on a case-by-case basis:

                  Corporate Transactions

                  - Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. For all cases, the ISS analysis will be used along with the internal company-specific knowledge and expertise within the MSIM Affiliates

                  - Executive/Director stock option plans. Generally, the stock option plans should meet the following criteria:

                  (i)      Whether the stock option plan is incentive based;

                  (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

                  (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.

II.      SHAREHOLDER PROPOSALS:

         A.       The following shareholder proposals are generally supported:

                  - Requiring Auditors to attend the annual meeting of shareholders

                  - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors

         A. The following shareholder proposals are handled on a case by case basis:

         -        Proposals which limit tenure of directors

         -        Proposals to limit golden parachutes

         - Proposals requiring directors to own large amounts of stock to be eligible for election

         -        Restoring cumulative voting in the election of directors

         - Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors

         - Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders

         - Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact to the shareholders

         - Proposals which require inappropriate endorsements or corporate actions

         - Proposals which request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

         - Proposals which limit retirement benefits or executive compensation.

         -        Requiring shareholder approval for Bylaw or charter amendments

         - Requiring shareholder approval for shareholder rights plan or poison pill

         -        Requiring shareholder approval of golden parachutes

         -        Confidential voting

         -        Elimination of certain anti-takeover related provisions

         -        Reduction or elimination of supermajority vote requirements

         -        Prohibit payment of greenmail

B.       OPERATING PROCEDURES

Once a MSIM Affiliate has determined that it has the responsibility for voting a client's proxies, the MSIM Affiliate must vote the appropriate number of shares it is entitled to vote and maintain records indicating the manner in which it exercised its voting authority. In this regard, the following procedures are intended to ensure that each MSIM Affiliate satisfies its proxy voting obligations:

1) The Compliance Department at each MSIM Affiliate is responsible for identifying the clients for whom the MSIM Affiliate is required to vote proxies.

2) The Compliance Department or Corporate Actions Department (depending upon location of the MSIM Affiliate) will notify ISS of all new client accounts that have delegated proxy voting authorization to each MSIM Affiliate. In addition, the Compliance Department/Corporate Actions Department will notify ISS of any changes to existing client accounts. Compliance/Corporate Actions will provide all necessary information to ISS in order to facilitate ISS tracking the clients' proxy statements and ballots, reconciling the share amounts reflected on the proxy ballot with clients' account holdings, to electronically vote such ballots, and maintaining the required records which detail the manner in which ISS has voted the MSIM Affiliate clients' proxies.

3) ISS will reconcile the share amounts reflected on the proxy ballot to the "electronic client holdings list", that is sent by each MSIM Affiliate on a bi-weekly basis, to ensure it has received the correct number of shares that MSIM Affiliates are entitled to vote. If there appears to be a material discrepancy, ISS will notify the Compliance Department/Corporate Actions Department who will then internally confirm the account's total number of eligible shares. If the ballot is incorrect, ISS will contact the account's Custodian, Automatic Data Processing ("ADP") or the Transfer Agent to request a missing ballot or a corrected ballot that includes the missing number of shares that are eligible to vote.

4) Once ISS has reconciled the votable share amounts, it will electronically vote the proxy ballots in accordance with the MSIM Proxy Policy. Proxies generally will be voted one to two weeks prior to the meeting date. Any votes that override the MSIM Proxy Policy must be received by ISS no later than five days prior to the meeting date.

5) Proxy issues not addressed in the MSIM Proxy Policy or that ISS is unable to provide a recommendation with respect to, will be forwarded to the Compliance Department as soon as possible to ensure a timely turnaround of the proxy. The Compliance Department will forward the proxy to the appropriate Portfolio Manager(s) who is responsible for the investment. In coordination with senior management and the Compliance Department, the proxy proposal(s) will be discussed in order to determine the appropriate manner in which to vote on such proposal(s).

6) The Compliance Department is responsible for notifying the appropriate Portfolio Manager(s) on a weekly basis, of ISS recommendations on all non-routine proposals as well as upcoming special or extraordinary meetings. If no response is received from the Portfolio Manager(s), then the vote will be cast in accordance with the recommendation of ISS. The Portfolio Manager(s) will decide whether to accept or override the ISS recommendations. If the Portfolio Manager(s) wishes to override, the portfolio manager shall submit the request in writing and the CIO, or the CIO's designee, and the Compliance Department will review the proposed vote to determine if it is consistent with the standards set forth herein.

7) Where the same security is held by two or more client accounts which are managed by different portfolio managers, or which are subject to client-specific voting policies, and the vote on any matter for one client account differs from the vote for another client account, the Compliance Department/Corporate Actions Department shall promptly notify the portfolio managers who may wish to confer and reconsider their opposing votes. If the portfolio managers believe that their respective opposing votes are appropriate in view of the investment objectives and strategies of their respective client account, the Compliance Department/Corporate Actions Department shall request that the portfolio managers obtain written approval for their opposing votes from MSIM CIO, or his designee, who shall either approve the opposing votes or cast the same vote on behalf of the client accounts concerned.

8) Portfolio Managers are responsible for informing the Compliance Department/Corporate Actions Department if they become aware of situations where Morgan Stanley & Co. is advising a company on a particular corporate action. Portfolio Managers must inform the Compliance Department/Corporate Actions Department of such situations due to a potential conflict of interest relating to the manner in which a MSIM Affiliate will vote. Such matters will be addressed by Senior Management and the Compliance Department.

9) ISS will maintain a record of the manner in which it exercised its voting discretion and forward a summary report to the Compliance Department/Corporate Actions Department. This report shall include the name of the MSDW Investment Management client account, issuer name, CUSIP number, record date, meeting date, shares voted, proxy proposals, management recommendations, and votes cast. The Compliance Department/Corporate Actions Department will maintain this report for a period of at least six years.

10) The Compliance Department/Corporate Actions Department will be responsible for responding to client requests for a proxy voting record that identifies the manner in which each MSIM Affiliate voted such clients' proxies.

* * *

                              PROXY VOTING POLICIES
                                 AND PROCEDURES

                            MUNDER CAPITAL MANAGEMENT

                                THE MUNDER FUNDS*

I       INTRODUCTION .........................................................    3

II      GENERAL PRINCIPLE.....................................................    3

III     THE PROXY COMMITTEE...................................................    4

IV      ERISA FIDUCIARY DUTIES AND PROXY VOTING...............................    4

V       PROCESS...............................................................    4

    A.       ROUTINE CORPORATE ADMINISTRATIVE ITEMS...........................    5
    B.       SPECIAL INTEREST ISSUES..........................................    6
    C.       ISSUES HAVING THE POTENTIAL FOR MAJOR ECONOMIC IMPACT............    7
        1.        Executive Compensation Plans................................    7
        2.        Prevention of Greenmail ....................................    8
        3.        Cumulative Voting of Directors..............................    8
        4.        Super-Majority Provisions...................................    8
        5.        Fair Price Provisions.......................................    8
        6.        Defensive Strategies........................................    9
        7.        Business Combinations or Restructuring .....................    6
    D.       REVIEW OF ISS RECOMMENDATIONS....................................    9
    E.       OVERRIDING ISS RECOMMENDATIONS .................................    10

VI      DISCLOSURE OF VOTE....................................................   13

    A.       PUBLIC AND CLIENT DISCLOSURES....................................   13
    B.       MUTUAL FUND BOARD OF DIRECTORS..................................    13

VII     RECONCILIATION........................................................   13

VIII    RECORDKEEPING.........................................................   13

* The term "Munder Funds" shall include, and these Proxy Voting Policies and Procedures shall also be approved by the Board of Directors/Trustees of, and shall be applicable with respect to, Munder Series Trust, The Munder Funds, Inc. and The Munder @Vantage Fund, as well as The Munder Funds Trust and The Munder Framlington Funds Trust, unless and until each series of such investment companies is reorganized and redomiciled as a series of Munder Series Trust

                               (Revised 05/20/03)

                      PROXY VOTING POLICIES AND PROCEDURES

                           MUNDER CAPITAL MANAGEMENT

                               THE MUNDER FUNDS*

I        INTRODUCTION

         Munder Capital Management, including its index management division, World Asset Management (the "Advisor"), is an investment advisor registered under the Investment Advisers Act of 1940 (the "Advisers Act"). The Munder Funds are registered as investment companies pursuant to the Investment Company Act of 1940. Pursuant to the investment advisory agreements with respect to the Munder Funds, the Board of Directors/Trustees of the Munder Funds has delegated to the Advisor discretionary investment management authority with respect to the assets of the Munder Funds (which includes proxy voting authority) and directed that the Advisor implement these Policies and Procedures in exercising that authority, as applicable to the Munder Funds. Set forth below is the Advisor's policy on voting shares owned by advisory clients over which it has discretionary voting authority. These policies may be revised from time to time (but with respect to the Munder Funds, only with approval of the Board of Directors/Trustees of the Munder Funds).

II       GENERAL PRINCIPLE

         The Advisor has adopted and implements these Proxy Voting Policies and Procedures ("Policies and Procedures") as a means reasonably designed to ensure that the Advisor votes any proxy or other beneficial interest in an equity security over which the Advisor has discretionary proxy voting authority prudently and solely in the best interest of advisory clients and their beneficiaries considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

         The Advisor will accept directions from clients to vote their proxies in a manner that may result in their proxies being voted differently than we might vote proxies of other clients over which the Advisor has full discretionary authority. For example, some labor unions may instruct the Advisor to vote proxies for their accounts in accordance with the AFL-CIO Proxy Voting Standards, and religious

----------
* The term "Munder Funds" shall include, and these Proxy Voting Policies and Procedures shall also be approved by the Board of Directors/Trustees of, and shall be applicable with respect to, The Munder Series Trust and The Munder @Vantage Fund as well as The Munder Funds Trust, The Munder Funds, Inc., The Munder Framlington Funds Trust, and St. Clair Funds, Inc., unless and until each series of such investment companies is recognized and redomiciled as a series of Munder Series Trust institutions may instruct us to vote their proxies in a manner consistent with standards they establish. With respect to those clients desiring AFL-CIO Proxy Voting, the Advisor has retained Proxy Voter Services ("PVS"), a division of International Shareholder Services Inc. ("ISS"), to recommend how to vote such proxies. Similarly, ISS has worked with the Advisor to develop custom guidelines for certain religious organizations. These Policies and Procedures do not generally discuss PVS or other customized proxy voting guidelines, as the Advisor believes such guidelines are client selected guidelines. The Advisor will generally not override ISS's recommendations with respect to voting proxies for accounts subject to PVS and other custom guidelines absent further client direction or authorization.

III      THE PROXY COMMITTEE

         The members of the Proxy Committee are set forth on Exhibit A. The Proxy Committee has authorized and approved these Policies and Procedures. The Proxy Committee meets as needed to administer the Advisor's proxy review and voting process and revise and update these Policies and Procedures as new issues arise. In instances of business combinations, such as proposed mergers or similar corporate actions, the Proxy Committee or its delegates also may consult with the applicable portfolio manager or portfolio management team of the accounts holding the relevant security to determine whether the business combination is in the best interest of the client. The Proxy Committee may cause the Advisor to retain one or more vendors to review, monitor and recommend how to vote proxies in client accounts in a manner consistent in all material respects with these Policies and Procedures and then ensure that such proxies are voted on a timely basis.

IV       ERISA FIDUCIARY DUTIES AND PROXY VOTING

         The voting of proxies on securities held in employee benefit plan investment portfolios is governed by the Employee Retirement Income Security Act of 1974 ("ERISA"). Accordingly, those who vote such proxies are subject to ERISA's fiduciary duty provisions. In general, an ERISA fiduciary who votes proxies has a duty of loyalty, a duty of prudence, a duty to comply with plan documents and a duty to avoid prohibited transactions. The Proxy Committee reasonably believes that these Policies and Procedures satisfy ERISA's fiduciary duty requirements generally and, in particular, the Department of Labor's 1994 interpretive bulletin discussing ERISA's fiduciary duty provisions in the proxy voting context. IB 94-2 (29 CFR Section 2509.94-2).

V        PROCESS

         In order to apply the general policy noted above in a timely and consistent manner, the Advisor has retained ISS to review proxies received by client accounts and recommend how to vote them. ISS has established voting guidelines that are consistent in all material respects with the policies and the process noted herein. A summary of ISS's general Proxy Voting Guidelines is attached hereto as Exhibit B. Furthermore, with respect to those clients that have directed the Advisor to follow ISS's

PVS Proxy Voting Policy Statement and Guidelines, a summary of such statement and guideline is attached hereto as Exhibit C. The PVS and other client-selected voting guidelines may result in votes that differ from votes cast pursuant to these Policies and Procedures. At least annually, the Proxy Committee will review ISS's general Proxy Voting Guidelines to confirm that they are consistent in all material respects with these Policies and Procedures.

         The Advisor will review selected ISS's recommendations at least monthly (as described in Subsection D below) as part of its fiduciary duty to ensure that it votes proxies in a manner consistent with the best interest of its clients. Recommendations are communicated through ISS's website. Absent a determination to override ISS's recommendation as provided elsewhere in these Policies and Procedures, client proxies will be voted in accordance with applicable ISS guidelines and recommendations. Because different client accounts may be voted in accordance with different guidelines, client accounts could be voted differently on the same matter. The Advisor has also retained ISS for its turnkey voting agent service to administer its proxy voting operation. As such, ISS is responsible for ensuring that all proxies are submitted in a timely manner.

         ISS will automatically vote all client proxies in accordance with its recommendations, unless the Advisor determines to override such recommendation. The criteria for reviewing ISS's recommendations are generally set forth in Subsections A - C below. As described below, in certain instances, the Advisor has determined that the nature of the issues raised by the proxy proposal together with the costs of reviewing ISS's recommendations with respect to a particular security outweigh the potential benefits to clients from the Advisor's review of ISS's advice and recommendations. In each instance where the Advisor does not separately review ISS's recommendations, the Advisor will always vote client proxies consistent with ISS's recommendations. In each instance where the Advisor does separately review ISS's recommendation, the Advisor may vote differently from ISS's recommendation, if, based upon the criteria set forth in Subsections A-C below, the Advisor determines that such vote is in clients' best interests (as described in Subsection E below).

         A.       ROUTINE CORPORATE ADMINISTRATIVE ITEMS

                  Philosophy: The Advisor generally is willing to vote with recommendations of management on matters of a routine administrative nature. The Advisor's position is that management should be allowed to make those decisions that are essential to the ongoing operation of the company and that are not expected to have a major economic impact on the corporation and its shareholders. Examples of issues on which the Advisor will normally vote with management's recommendation include:

                  1. appointment or election of auditors, unless the auditor is not independent or there is reason to believe that the auditor has rendered an opinion which is neither accurate nor fairly indicative of the corporation's financial position;

                  2. increases in authorized common or preferred shares (unless the amounts are excessive, the number of shares of a class of stock with superior voting rights is to be increased, or management intends to use the additional authorized shares to implement a takeover defense, in which case the Advisor will analyze the proposal on a case-by-case basis as set forth in section C below);

                  3.       directors' liability and indemnification; unless:

                           - the proposal would entirely eliminate directors' liability for violating the duty of care; or

                           - the proposal would expand coverage beyond mere reimbursement of legal expenses to acts such as negligence, that are more serious violations of fiduciary obligations;

                           provided, however, that the Advisor will ordinarily vote with management's recommendation to expand coverage in cases when a director's legal defense was unsuccessful if: (a) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the corporation; and (b) only the director's legal expenses were covered;

                  4.       name changes; or

                  5.       the time and location of the annual meeting.

                  The Advisor generally opposes minimum share ownership requirements for directors on the basis that a director can serve a company well regardless of the extent of his share ownership. The election or re-election of unopposed directors is reviewed on a case-by-case basis. The Advisor will generally vote against an item denoting "such other business as may come before the meeting" because the Advisor will not vote "for" or "against" issues of which the Advisor is not aware.

         B.       SPECIAL INTEREST ISSUES

                  Philosophy: While there are many social, religious, political, and other special interest issues that are worthy of public attention, the Advisor believes that the burden of social responsibility rests with management. Because the Advisor's primary responsibility in voting proxies is to provide for the greatest shareholder value, the Advisor is generally opposed to special interest proposals that involve an economic cost to the corporation or that restrict the freedom of management to operate in the best interest of the corporation and its shareholders. However, the Advisor may vote for disclosure reports seeking additional information on a topic, particularly when it appears companies have not adequately addressed related shareholder concerns. Accordingly, except as provided in the prior sentence, the Advisor will generally either refrain from voting on shareholder proposals, or vote with management's recommendation, on issues such as:

                  1.       restrictions on military contracting,

                  2. restrictions on the marketing of controversial products,

                  3.       restrictions on corporate political activities,

                  4.       restrictions on charitable contributions,

                  5. restrictions on doing business with foreign countries,

                  6.       a general policy regarding human rights,

                  7.       a general policy regarding employment practices,

                  8.       a general policy regarding animal rights,

                  9.       a general policy regarding nuclear power plants, and

                  10. rotating the location of the annual meeting among various cities.

         Client accounts utilizing ISS's PVS Proxy Voting Policies and Guidelines, ISS's Proxy Voting Guidelines for religious institutions or other customized guidelines may attribute additional shareholder value to one or more of the foregoing matters, and thus ISS or other client guidelines may, on a case- by-case analysis, recommend voting in favor of such shareholder proposals or issues for the applicable client accounts.

         C.       ISSUES HAVING THE POTENTIAL FOR MAJOR ECONOMIC IMPACT

                  Philosophy: The Advisor is not willing to vote with management on proposals that have the potential for major adverse economic impact on the corporation and the long-term value of its shares without independent analysis. The Advisor believes that the owners of the corporation should carefully analyze and decide such issues on a case-by-case basis. The following are examples of the issues that the Advisor believes have the potential for major economic impact on shareholder value:

                  1.       Executive Compensation Plans

                           Stock-based incentive plans are among the most economically significant issues upon which shareholders are entitled to vote. Approval of these plans may result in large transfers of shareholders' equity out of the company to plan participants as awards vest and are exercised. The cost associated with such transfers should be measured if incentive plans are to be managed properly. Accordingly, the Advisor has delegated to ISS the estimation of the cost of a company's stock-based incentive program. An estimated dollar value for each award is determined by factoring into an option-pricing model the number of shares reserved, the exercise price, the award term, the vesting parameters, and any performance criteria. The Advisor believes that this approach affords the board adequate flexibility to structure incentive programs to meet the needs of its employees, while shareholders are ensured that the costs associated with a proposed plan are reasonable and linked to performance. A proposed stock- based incentive plan is evaluated in conjunction with all previously adopted plans to provide an overall snapshot of the company's compensation system. The aggregate value of the compensation system is then expressed as a percentage of the company's market capitalization. An allowable cap is determined by reference to the average amount paid by companies performing in the top quartile of their industry-specific peer groupings and adjusted based on differing market capitalizations.

                  2.       Prevention of Greenmail

                           These proposals seek to prevent the practice of "greenmail," or accumulating large blocks of common stock for the purpose of pressuring corporations into repurchasing the stock at above market prices in order to avoid a takeover proxy fight. In general, the Advisor opposes greenmail. The Advisor believes that, if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just a select group or individual.

                  3.       Cumulative Voting of Directors

                           Cumulative voting allows a shareholder with sufficient stock ownership to cast all his share votes for one director and assure election of that director to the board. The Advisor believes that, if a person owns a significant portion of a company, he ought to be able to elect a director of his choosing, and the Advisor will therefore generally support cumulative voting in the election of directors.

                  4.       Super-Majority Provisions

                           These corporate charter amendments generally require that a very high percentage of share votes (70-85%) be cast affirmatively to approve a merger or other business combinations, unless the board of directors has approved it in advance. These provisions have the potential to give management "veto power" over merging with another company, even though a majority of shareholders may favor the merger. In most cases, the Advisor believes that requiring super-majority approval of mergers places too much veto power in the hands of management and other minority shareholders at the expense of the majority shareholders, and the Advisor will generally vote against such provisions.

                  5.       Fair Price Provisions

                           These provisions are directed toward discouraging two-tier acquisitions where an interested shareholder (who owns 10% or more of the common stock) makes a partial tender offer at one price to gain control of the company and then completes the merger by paying the remaining shareholders a lower price or different consideration. Shareholders who pass on the first offer may be forced to accept the later offer at an unattractive price. Fair price provisions require a super-majority vote (generally 70-85% of outstanding shares) to approve a merger involving an interested stockholder, unless either a minimum "fair price" (often defined as the highest price the interested shareholder paid for his shares in a given time period preceding his tender offer) is paid to all shareholders or the merger is approved by a majority of the continuing directors. Fair price provisions will generally be analyzed on a case-by-case basis. Factors to be considered include the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism used to calculate the fair price. The Advisor will typically oppose a fair price provision, if the proposal requires a vote of greater than a majority of disinterested shares to repeal the provision.

                  6.       Defensive Strategies

                           The Advisor analyzes these proposals on a case-by-case basis to determine the effect on shareholder value. The Advisor's decision will be based on whether the Advisor believes that the proposal enhances long-term economic value for shareholders. Examples of the types of proposals governed by this paragraph include, without limitation, those that:

                           a.       create (which generally opposed to
                                    approving, unless it cannot be used as a take-over defense) or eliminate "blank check preferred" shares;

                           b. classify or stagger the board of directors (which the Advisor is generally opposed to approving) or eliminate such classification or staggering (which the Advisor typically agrees should be eliminated);

                           c. establish or redeem "poison pills" that make it financially unattractive for a shareholder to purchase more than a small percentage of the company's shares;

                           d.       change the size of the board; or

                           e. authorize or prevent the repurchase of outstanding shares.

                  7.       Business Combinations or Restructuring

                           The Advisor analyzes these proposals on a case-by-case basis to determine the effect on shareholder value. The Advisor's decision will be based on whether the Advisor believes that the proposal enhances long-term economic value for shareholders.

         D.       REVIEW OF ISS RECOMMENDATIONS

         On a regular basis, but no less frequently than monthly, the Proxy Committee will review selected ISS recommendations for upcoming shareholder meetings. The Advisor has determined that the costs of reviewing ISS's advice and recommendations with respect to a particular security outweigh the potential benefits to clients from the Advisor's review of ISS's advice and recommendations, unless:

         (1) Complex, Unusual or Significant. ISS's recommendation relates to proxy proposals that are complex or unusual or that raise significant issues (e.g., anti-takeover provisions or business combinations and/or restructurings), and

         (2) Client Holdings are Meaningful. For these purposes, the holding of a particular issuer would be considered to be meaningful if

                  (i) the particular issuer soliciting proxies or to whom the proxy solicitation relates represents at least one percent (1%) of the fair market value of any client account AND the fair market value of the portfolio holding is at least one million dollars ($1,000,000); or

                  (ii) all client accounts with respect to which the Advisor holds full discretionary authority to vote a client's proxies hold, in the aggregate, at least one percent (1%) of the outstanding voting shares of the issuer.

As a result of the foregoing, the Advisor will generally vote proxies consistent with ISS's recommendations without independent review, unless the subject matter of the proxy solicitation raises complex, unusual or significant issues and the cost of reviewing ISS's advice and recommendations with respect to a particular proxy do not outweigh the potential benefits to clients from its review of ISS's advice and recommendations.

         Minutes will not be kept of Proxy Committee meetings. However, any determinations by the Proxy Committee and the Legal/Compliance Department to vote proxies differently from the applicable ISS recommendation, as described more fully below, shall be documented and retained as a record of the Advisor and/or the Munder Funds as specified in Section VIII hereof.

         E.       OVERRIDING ISS RECOMMENDATIONS

         From time to time a portfolio manager, an analyst or a member of the Proxy Committee may disagree with ISS's recommendation on how to vote client proxies for one or more resolutions. However, because the Advisor may have business interests that exposes it to pressure to vote a proxy in a manner that may not be in the best interest of its clients, all requests to vote differently from the ISS recommendation with respect to a particular matter must be given to the Proxy Manager (who is identified in Exhibit A) or, in the absence of the Proxy Manager, another member of the Proxy Committee for independent review by the Proxy Committee. Following receipt of such request, the Proxy Manager or Proxy Committee member will follow the following process:

         (1) Complete a Proxy Override Request Form which contains: (a) information regarding the resolution in question; (b) the rationale for not following ISS's recommendation; and (c) the identification of any actual or potential conflicts between the interests of the Advisor and those of one or more of its clients (or sought-after clients) with respect to the voting of a proxy.

                  (a) In identifying all actual or potential conflicts of interest, the Proxy Manager or other Proxy Committee member shall take steps that the Proxy Committee believes are reasonably designed to determine whether the Advisor has any business interest or relationship or any executive of the Advisor has any business or personal interest or relationship that might influence the Advisor to vote in a manner that might not be in its clients' best interests, considering the nature of the Advisor's business and its clients, the issuer, the proposal, and any other relevant circumstances.

                  (b)      A conflict of interest may exist where, for example:

                           (i) The Advisor manages or is actively seeking to manage the assets (including retirement plan assets) of a company whose securities are held in client accounts;

                           (ii) A client or a client-supported interest group actively supports a proxy proposal; or

                           (iii) The Advisor or senior executives of the Advisor may have personal or other business relationships with participants in proxy contests, corporate directors, and candidates for corporate directorships, or in any other matter coming before shareholders - for example, an executive of the Advisor may have a spouse or other close relative who serves as a director of a company or executive of the company.

         (2) The completed Proxy Override Request Form is then submitted to the Proxy Committee and the Legal/Compliance Department for review and approval. BOTH the Proxy Committee and the Legal/Compliance Department must approve an override request for it to be implemented.

                  (a) The Proxy Committee will first review the Proxy Override Request Form and supporting documentation to determine whether the requested override is in the best interests of clients holding the proxy. If the requested override is approved by a majority of the available voting members of the Proxy Committee, assuming that at least two voting members of the Policy Committee are available, the requested override and supporting documentation shall be forwarded to the Legal/Compliance Department for their review of any potential or actual conflicts of interest.

                  (b) The Legal/Compliance Department may approve any override request approved by the Proxy Committee only if:

                           (i)      No Conflict. No conflict of interest is
                                    identified.

                           (ii)     Immaterial or Remote Conflict. If a
                                    potential or actual conflict of interest is identified, but such conflict, in the reasonable judgment of the Legal/Compliance Department, is so clearly immaterial or remote as to be unlikely to influence any determination made by the Proxy Committee.

                           (iii) Material Conflict. If a potential or actual conflict of interest appears to be material, the Legal/Compliance Department may approve the override only with the written approval for the override request from its applicable clients.(1) Such request for approval for an override shall be accompanied by a written disclosure of the conflict. With respect to shares held by one or more Munder Funds, approval of the override may be sought from the Board Process and Compliance Oversight Committee or a designated member of that Committee. If an override request is approved by the Board Process and Compliance Oversight Committee (or its designated member), the Legal/Compliance Department may approve the override with respect to all applicable clients without seeking or obtaining additional approval from each of them. However, to the extent the Advisor receives instructions from any client, the Advisor will vote such client's shares in accordance with its instructions. If no instructions are received from clients in such circumstance and approval is not obtained from the Board Process and Compliance Oversight Committee, the Advisor will vote the shares in accordance with ISS's recommendation. Examples of material conflicts include: (A) situations where the company soliciting the proxy, or a person known to be an affiliate of such company, is a client of the Advisor and the override proposes to change the vote to favor such client or its management(2) and (B) situations where the company soliciting the proxy, or a person known to be an affiliate of such company is, to the knowledge of any employee of the Advisor involved in reviewing or advocating the potential override, being actively solicited to be either a client of the Advisor and the override proposes to change the vote to favor such potential client or its management.

         (3) If both the Proxy Committee and the Legal/Compliance Department approve the request to override ISS's recommendation for one or more accounts, the authorizing person(s) will memorialize their approval on the Proxy Override Request Form and provide the approved Proxy Override Request Form to the Proxy Manager for communication of the revised voting instruction to ISS.

----------
(1) With respect to advisory clients through wrap programs, the request and disclosure need only be sent to the wrap program's sponsor.

(2) Conversely, it would not be a conflict of interest to override an ISS recommendation and vote against a client or its management.

         (4) The Proxy Manager will preserve a copy of each submitted Proxy Override Request Form, whether or not approved, any supporting documentation, and any client consents, with the records of the Proxy Committee and in accordance with the recordkeeping requirements contained herein.

VI       DISCLOSURE OF VOTE

         A.       PUBLIC AND CLIENT DISCLOSURES

         Except to the extent required by applicable law or otherwise approved by the Advisor's general counsel or chief legal officer, we will not disclose to third parties how we (or ISS) voted a proxy or beneficial interest in a security. Conversely, upon request from an appropriately authorized individual, we will disclose to our advisory clients or the entity delegating the voting authority to us for such clients (such as a trustee or consultant retained by the client), how we voted such client's proxy or beneficial interest in securities it held. Furthermore, we will describe these Policies and Procedures in our Form ADV, upon request furnish a copy of these Policies and Procedures to the requesting client, and advise clients how they can obtain information on how the Advisor caused their proxies to be voted. The Advisor shall take such action as may be necessary to enable the Munder Funds to further comply with all disclosure obligations imposed by applicable rules and regulations.

         B.       MUTUAL FUND BOARD OF DIRECTORS

         Every decision to vote on a resolution in a proxy solicited by a company held by a Munder Fund in a manner different from the recommendation of ISS shall be disclosed to the Munder Fund's Board of Directors/Trustees at its next regularly scheduled meeting along with an explanation for the vote.

VII      RECONCILIATION

         The Proxy Manager shall seek to reconcile on a regular basis all proxies received against holdings of all client accounts over which the Advisor has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

VIII     RECORDKEEPING

         The Advisor shall, with respect to those clients over which it has discretionary proxy voting authority, make and retain the following:(3)

         1.       Copies of all proxy voting policies and procedures required by section 206(4)-6 of the Advisers Act.

----------
(3) See Rule 204-2(c)(2) of the Adviser's Act.

         2. A copy of each proxy statement it receives regarding client securities.(4)

         3. A record of each vote cast by the Advisor (or its designee, such as ISS) on behalf of a client.(5)

         4. A copy of any document created by the Advisor that was material to making a decision as to how to vote proxies on behalf of a client or that memorializes the basis for that decision.(6)

         5. A record of each written client request for information on how the Advisor voted proxies on behalf of the client, and a copy of any written response by the Advisor to any (written or oral) client request for information on how the Advisor voted proxies on behalf of the requesting client.

         All books and records required to be maintained hereunder, shall be maintained and preserved in an easily accessible place, which may include ISS's offices, for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Advisor (or ISS).

Adopted: February, 2001
Amended as of: November 2002
               May 2003

----------
(4) The Advisor may satisfy this requirement by relying on a third party (such as ISS) to make and retain on the Advisor's behalf, a copy of a proxy statement (provided the Advisor has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of a proxy statement from the SEC EDGAR system at www.sec.gov.

(5) The Advisor may satisfy this requirement by relying a third party (such as ISS) to make and retain, on the Advisor's behalf, a record of the vote cast (provided the Advisor has obtained an undertaking from the third party to provide a copy of the record promptly upon request).

(6) The Advisor will satisfy this obligation by attaching any such documents to any Proxy Override Request Form, as provided elsewhere in these Procedures.

                                                                       EXHIBIT A

The Proxy Committee consists of the following members:

         -        Mary Ann Shumaker (non-voting)

         -        Andrea Leistra

         -        Debbie Leich

         -        Thomas Mudie

         -        Stephen Shenkenberg (non-voting)

Wanda Magliocco shall serve as the Proxy Manager. The Advisor has retained Institutional Shareholder Services (ISS) to administer the voting of proxies.

                                                                       EXHIBIT B

                       INSTITUTIONAL SHAREHOLDER SERVICES
                            PROXY VOTING GUIDELINES

                                                                       EXHIBIT C

                           PROXY VOTER SERVICES (PVS)
                            U.S. PROXY VOTING POLICY
                            STATEMENT AND GUIDELINES

                                                                       EXHIBIT D

                             PROXY OVERRIDE REQUEST FORM

Company:________________________________________________________________________

Date of Proxy:____________________________       Date of Meeting:_______________

Person Requesting Override:_____________________________________________________

Is the Company or one of its affiliates (e.g, a pension plan or significant shareholder) a client or actively solicited prospective client of Munder?
[ ] No [ ] Yes (identify)_______________________________________________________

________________________________________________________________________________

Other Potential Conflicts:______________________________________________________

Did anyone contact Munder to change its vote? [ ] No [ ]Yes (identify and explain)________________________________________________________________________

________________________________________________________________________________

Override vote for:  [ ] All client accounts holding a Company proxy, or
                    [ ] Specific accounts (identify):___________________________

Please override ISS's recommendation and vote the following resolutions as indicated: (Attach additional sheets of paper if more space is needed.)

RESOLUTION TO ELECT DIRECTORS

Name:___________________________ [ ] For             [ ] Against        [ ]
Abstain
Name:___________________________ [ ] For             [ ] Against        [ ]
Abstain
Name:___________________________ [ ] For             [ ] Against        [ ]
Abstain
Name:___________________________ [ ] For             [ ] Against        [ ]
Abstain
Name:___________________________ [ ] For             [ ] Against        [ ]
Abstain

Rationale:______________________________________________________________________
________________________________________________________________________________

Approval:____________________________________        Date:______________________

RESOLUTION NO.______:         [ ] For         [ ] Against         [ ] Abstain

Description:____________________________________________________________________

Rationale:______________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________

________________________________________________________________________________

Approval:___________________________________   Date:____________________________

NOTE: ATTACH A RECORD OF ALL ORAL, AND A COPY OF ALL WRITTEN, COMMUNICATIONS RECEIVED AND MEMORANDA OR SIMILAR DOCUMENTS CREATED THAT WERE MATERIAL TO MAKING A DECISION ON THE RESOLUTION IN QUESTION.

                   PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

                      PROXY VOTING POLICIES AND PROCEDURES

The following are general proxy voting policies and procedures ("Policies and Procedures") adopted by Pacific Investment Management Company LLC ("PIMCO"), an investment adviser registered under the Investment Advisers Act of 1940, as amended ("Advisers Act").(1) PIMCO serves as the investment adviser to investment companies registered under the Investment Company Act of 1940, as amended ("1940 Act") as well as to separate investment accounts for other clients.(2) These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission ("SEC") and interpretations of its staff. In addition to SEC requirements governing advisers, PIMCO's Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), as set forth in the Department of Labor's rules and regulations.(3)

PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client's proxies. PIMCO's authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client's assets. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.(4)

--------------------------
(1) These Policies and Procedures are adopted by PIMCO pursuant to Rule 206(4)-6 under the Advisers Act, effective August 6, 2003. See Proxy Voting by Investment Advisers, IA Release No. 2106 (January 31, 2003).

(2) These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.

(3) Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client's account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.

(4) For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients.

Set forth below are PIMCO's Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority. These Policies and Procedures may be revised from time to time.

GENERAL STATEMENTS OF POLICY

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO's clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.

PIMCO may abstain from voting a client proxy under the following circumstances:
(1) when the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.

CONFLICTS OF INTEREST

PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client's best interest by pursuing any one of the following courses of action:

         1. convening an ad-hoc committee to assess and resolve the conflict;(5)

         2. voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

         3. voting the proxy in accordance with the recommendation of an independent third-party service provider;

         4. suggesting that the client engage another party to determine how the proxies should be voted;

         5. delegating the vote to an independent third-party service provider; or

         6. voting in accordance with the factors discussed in these Policies and Procedures.

PIMCO will document the process of resolving any identified material conflict of interest.

-------------------------
(5) Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

REPORTING REQUIREMENTS AND THE AVAILABILITY OF PROXY VOTING RECORDS

Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client's proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client's proxies is available upon request.

PIMCO RECORD KEEPING

PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

REVIEW AND OVERSIGHT

PIMCO's proxy voting procedures are described below. PIMCO's Compliance Group will provide for the supervision and periodic review, no less than on a quarterly basis, of its proxy voting activities and the implementation of these Policies and Procedures.

Because PIMCO has contracted with State Street Investment Manager Solutions, LLC ("IMS West") to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process. IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

         1. Transmit Proxy to PIMCO. IMS West will forward to PIMCO's Middle Office Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).

         2. Conflicts of Interest. PIMCO's Middle Office Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client. As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position. If no conflict exists, this group will forward each proxy to the appropriate portfolio manager for consideration. However, if a conflict does exist, PIMCO's Middle Office Group will seek to resolve any such conflict in accordance with these Policies and Procedures.

         3. Vote. The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO's Middle Office Group.

         4. Review. PIMCO's Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager. PIMCO's Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager's decision as to how it should be voted.

         5. Transmittal to Third Parties. IMS West will document the portfolio manager's decision for each proxy received from PIMCO's Middle Office Group in a format designated by the custodian bank or other third party service provider. IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO's response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

         6. Information Barriers. Certain entities controlling, controlled by, or under common control with PIMCO ("Affiliates") may be engaged in banking, investment advisory, broker-dealer and investment banking activities. PIMCO personnel and PIMCO's agents are prohibited from disclosing information regarding PIMCO's voting intentions to any Affiliate. Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.

CATEGORIES OF PROXY VOTING ISSUES

In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders' best interests, and therefore in the best economic interest of PIMCO's clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and the factors that PIMCO may consider in determining how to vote the client's proxies.

         BOARD OF DIRECTORS

         1. Independence. PIMCO may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

         2. Director Tenure and Retirement. PIMCO may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board's stability and continuity.

         3. Nominations in Elections. PIMCO may consider the following factors when voting on uncontested elections: (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer's securities.

         4. Separation of Chairman and CEO Positions. PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board's ability to review and oversee management's actions; and (ii) any potential effect on the issuer's productivity and efficiency.

         5. D&O Indemnification and Liability Protection. PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director's legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

         6. Stock Ownership. PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors: (i) the benefits of additional vested interest in the issuer's stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

         PROXY CONTESTS AND PROXY CONTEST DEFENSES

         1. Contested Director Nominations. PIMCO may consider the following factors when voting on proposals for director nominees in a contested election: (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management's track record; (iv) the issuer's long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

         2. Reimbursement for Proxy Solicitation Expenses. PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses: (i) identity of the persons who will pay the expenses;
(ii) estimated total cost of solicitation; (iii) total expenditures to date;
(iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

         3. Ability to Alter the Size of the Board by Shareholders. PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.

         4. Ability to Remove Directors by Shareholders. PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.

         5. Cumulative Voting. PIMCO may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director's ability to work for all shareholders.

         6. Supermajority Shareholder Requirements. PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer's charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

         TENDER OFFER DEFENSES

         1. Classified Boards. PIMCO may consider the following factors when voting on classified boards: (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.

         2. Poison Pills. PIMCO may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

         3. Fair Price Provisions. PIMCO may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.

         CAPITAL STRUCTURE

         1. Stock Authorizations. PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

         2. Issuance of Preferred Stock. PIMCO may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

         3. Stock Splits. PIMCO may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer's existing authorized shares; and (ii) the industry that the issuer is in and the issuer's performance in that industry.

         4. Reversed Stock Splits. PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer's existing authorized stock; and (ii) issues related to delisting the issuer's stock.

         EXECUTIVE AND DIRECTOR COMPENSATION

         1. Stock Option Plans. PIMCO may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.

         2. Director Compensation. PIMCO may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer's shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

         3. Golden and Tin Parachutes. PIMCO may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

         STATE OF INCORPORATION

         State Takeover Statutes. PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer's board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

         MERGERS AND RESTRUCTURINGS

         1. Mergers and Acquisitions. PIMCO may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights. PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer's shareholders.

         2. Corporate Restructurings. With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, PIMCO may consider management's efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

         INVESTMENT COMPANY PROXIES

For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.

For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following: (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client; (ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.

         1. Election of Directors or Trustees. PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund's performance.

         2. Converting Closed-end Fund to Open-end Fund. PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund's shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.

         3. Proxy Contests. PIMCO may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

         4. Investment Advisory Agreements. PIMCO may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

         5. Policies Established in Accordance with the 1940 Act. PIMCO may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.

         6. Changing a Fundamental Restriction to a Non-fundamental Restriction. PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund's portfolio.

         7. Distribution Agreements. PIMCO may consider the following when voting on a proposal to approve a distribution agreement: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor's reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

         8. Names Rule Proposals. PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and
(iii) current asset composition.

         9. Disposition of Assets/Termination/Liquidation. PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund;
(ii) the fund's past performance; and (iii) the terms of the liquidation.

         10. Changes to Charter Documents. PIMCO may consider the following when voting on a proposal to change a fund's charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

         11. Changing the Domicile of a Fund. PIMCO may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.

         12. Change in Fund's Subclassification. PIMCO may consider the following when voting on a change in a fund's subclassification from diversified to non-diversified or to permit concentration in an industry: (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

         DISTRESSED AND DEFAULTED SECURITIES

         1. Waivers and Consents. PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

         2. Voting on Chapter 11 Plans of Liquidation or Reorganization. PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.

         MISCELLANEOUS PROVISIONS

         1. Such Other Business. Proxy ballots sometimes contain a proposal granting the board authority to "transact such other business as may properly come before the meeting." PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to "transact such other business as may properly come before the meeting": (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO's responsibility to consider actions before supporting them.

         2. Equal Access. PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

         3. Charitable Contributions. PIMCO may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer's resources that could have been used to increase shareholder value.

         4. Special Interest Issues. PIMCO may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management's responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client's instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.

                                    * * * * *

                        PZENA INVESTMENT MANAGEMENT, LLC
                              AMENDED AND RESTATED
                      PROXY VOTING POLICIES AND PROCEDURES
                             EFFECTIVE JULY 1, 2003

I.   Requirements Described.

     A. Investment Advisers Act Requirements. Although the Investment Advisers Act of 1940, as amended (the "Advisers Act"), does not explicitly require that a registered investment adviser vote client-owned shares on behalf of its clients, the SEC contends that the adviser's fiduciary duty extends to voting (as well as trading) and requires that, if the adviser has the obligation to vote shares beneficially owned by its clients, the adviser vote in the best interest of clients.

     B. New Rule adopted by SEC on January 31, 2003 (Release No. IA-2106) and related rule amendments under the Advisers Act. This new Rule requires an investment adviser who exercises voting authority over client proxies to adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of clients, to disclose to clients information about those policies and procedures, to disclose to clients how they may obtain information on how the adviser has voted their proxies, and to maintain certain records relating to proxy voting.

     C. ERISA Considerations. The Department of Labor has taken the position that an investment adviser managing pension plan assets generally has the responsibility to vote shares held by the plan and subject to the investment adviser's management, unless this responsibility is specifically allocated to some other person pursuant to the governing plan documents. The following principles apply to voting responsibilities of an investment adviser with respect to shares held on behalf of an ERISA pension plan:

     1. Responsibility for voting should be clearly delineated between the adviser and the trustee or other plan fiduciary that appointed the adviser.

     2. An adviser with voting authority must take reasonable steps to ensure that it has received all proxies for which it has voting authority and must implement appropriate reconciliation procedures.

     3. In voting, an investment adviser must act prudently and solely in the interests of pension plan participants and beneficiaries. An investment adviser must consider factors that would affect the value of the plan's investments and may not subordinate the interests of plan participants and beneficiaries in their retirement income to unrelated objectives, such as social considerations. (However, other Department of Labor pronouncements in the context of investment decisions indicate that social considerations may be used in making investment decisions to select among investments of equal risk and return.)

     4. No one can direct the investment manager's vote on a specific issue or on a specific company unless that contingency is provided for in writing and the person giving such direction is a named fiduciary of the plan.

     5. The client must periodically monitor the adviser's voting activities, and both the client's monitoring activities and the adviser's voting activities (including the votes cast in each particular case) must be documented.

II.  Procedures.

     A. Introduction

     As of October 1, 2001, PIM ("PIM") began subscribing to a proxy monitor and voting agent service offered by Institutional Shareholder Services, Inc. ("ISS"). Under the written agreement between ISS and PIM, ISS provides a proxy analysis with research and a vote recommendation for each shareholder meeting of the companies in our client portfolios. They also vote, record and generate a voting activity report for our clients and offer a social investment research service which enables us to screen companies for specific issues (e.g., tobacco, alcohol, gambling). The provision of these services became operational as of November 15, 2001. PIM retains responsibility for instructing ISS how to vote, and we still apply our own guidelines as set forth herein when voting. If PIM does not issue instructions for a particular vote, the default is for ISS to mark the ballots in accordance with these guidelines (when they specifically cover the item being voted on), and with management (when there is no PIM policy covering the vote).(1)

     PIM personnel continue to be responsible for entering all relevant client and account information (e.g., changes in client identities and portfolio holdings) in the Checkfree/APL system. A direct link download has been established between Checkfree/APL and ISS. ISS assists us with our record keeping functions, as well as the mechanics of voting. As part of ISS's recordkkeeping/administrative function, they receive and review all proxy ballots and other materials, and generate reports regarding proxy activity during specified periods, as requested by us. To the extent that the Procedures set forth in the Section II are carried out by ISS, PIM will periodically monitor ISS to insure that the Procedures are being followed and will conduct random tests to verify that proper records are being created and retained as provided in Section 4 below.

     B. Compliance Procedures.

     PIM's standard Investment Advisory Agreement provides that until notified by the client to the contrary, PIM shall have the right to vote all proxies for securities held in that client's account. In those instances where PIM does not have proxy voting responsibility, it shall forward to the client or to such other person as the client designates any proxy materials received by it. In all instances where PIM has voting responsibility on behalf of a client, it follows the procedures set forth below. The Director of Research is responsible for monitoring the PIM Analyst's compliance with such procedures when voting. The Director of Compliance is responsible for monitoring overall compliance with these procedures.

------------------
(1) This default will be phased in during early 2002 in order to give ISS time to customize their system. If we do not issue instructions for a particular proxy during the phase-in period. ISS will mark the affected ballots based on the recommendations issued by ISS for that vote.

     C. Voting Procedures.

          1.   Determine Proxies to be Voted

     The Director of Operations and Administration will cause ISS to determine what proxy votes are outstanding and what issues are to be voted on for all client accounts. Proxies received by ISS will be matched against PIM's records to verify that each proxy has been received. If a discrepancy is discovered, ISS will use reasonable efforts to resolve it, including calling ADP and/or applicable Custodians.

     Pending votes will be forwarded first to the firm's Director of Compliance who will perform the conflicts checks described in Section 2 below. Once the conflicts checks are completed, the ballots and supporting proxy materials will be given to the Analyst who is responsible for the Company soliciting the proxy. Specifically, the Analyst will receive a red folder containing the proxy statement, a printout of the Company's Annual Report, the proxy analysis by ISS, and one or more vote record forms. (2) The Analyst will then mark his/her voting decision on the Vote Record Form, initial this form to verify his/her voting instructions, and return the red folder to the Proxy Coordinator who will then enter the vote into the ISS/Proxy Monitor System. Any notes or other materials prepared or used by the Analyst in making his/her voting decision shall also be filed in the red folder.

     If an Analyst desires to vote against management or contrary to the guidelines set forth in this proxy voting policy or the written proxy voting policy designated by a specific client, the Analyst will discuss the vote with the Chief Executive Officer and/or Director of Research and the Chief Executive Officer and/or Director of Research shall determine how to vote the proxy based on the Analyst's recommendation and the long term economic impact such vote will have on the securities held in client accounts. If the Chief Executive Officer and/or Director of Research agree with the Analyst recommendation and determines that a contrary vote is advisable the Analyst will provide written documentation of the reasons for the vote (by putting such documentation in the red folder and/or e-mailing such documentation to the Proxy Coordinator and General Counsel/Director of Compliance for filing.) When the Analyst has completed all voting, the Analyst will return the red folder to the Proxy Coordinator who will enter the votes in the ISS system.

          2. Identify Conflicts and Vote According to Special Conflict Resolution Rules

     The primary consideration is that PIM act for the benefit of its clients and place its clients interests before the interests of the firm and its principals and employees. The following provisions identify potential conflicts of interest that are relevant to and most likely to arise with respect to PIM's advisory business and its clients, and set forth how we will resolve those conflicts. In the event that the Research Analyst who is responsible for the Company soliciting a particular proxy has knowledge of any facts or circumstances which the Analyst believes are or may appear be a material conflict, the Analyst will

------------------
(2) A separate ballot and vote record form may be included in the red folder if the company soliciting the proxy is included in the portfolio of a client who has designated specific voting guidelines in writing to PIM which vary substantially from these policies and if the Custodian for that client does not aggregate ballots before sending them to ISS. In such event, the Analyst shall evaluate and vote such ballot on an individual basis in accordance with the applicable voting guidelines.

     advise PIM's Director of Compliance, who will convene a meeting of the proxy committee to determine whether a conflict exists and how that conflict should be resolved.

          a. PIM has identified the following areas of potential concern:

     - Where PIM manages any pension or other assets of a publicly traded company, and also holds that company's or an affiliated company's securities in one or more client portfolios.

     - Where PIM manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more client portfolios.

     - Where PIM has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios.

     - Where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member shall be a spouse, child, parent or sibling.

          b. To address the first potential conflict identified above, PIM's Director of Compliance will maintain a list of public company clients that will be updated regularly as new client relationships are established with the firm. Upon receipt of each proxy to be voted for clients, the Proxy Coordinator will give the ballot and supporting proxy materials to PIM's Director of Compliance who will check to see if the company soliciting the proxy is also on the public company client list. If the company soliciting the vote is on our public company client list and PIM still manages pension or other assets of that company, the Director of Compliance will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.

          c. To address the second potential conflict identified above, PIM's Director of Compliance (with the assistance of PIM's Director of Operations during the busy proxy season--March through June) will check the proxy materials to see if the proponent of any shareholder proposal is one of PIM's clients (based on the client list generated by our Portfolio Management System, Checkfree/APL). If the proponent of a shareholder proposal is a PIM client, the Director of Compliance will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.

          d. To address the third potential conflict identified above, PIM's Director of Compliance (with the assistance of PIM's Director of Operations during the busy proxy season--March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios is one of PIM's individual clients (based on the client list generated by our Portfolio Management System, Checkfree/APL). For purposes of this check, individual clients shall include natural persons and testamentary or other living trusts bearing the name of the grantor, settlor or beneficiary thereof. If a director or director nominee is a PIM client, the Director of Compliance will note this in the red folder so that the

     Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.

          e. To address the fourth potential conflict identified above, PIM's Director of Compliance (with the assistance of PIM's Director of Operations during the busy proxy season--March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios is a PIM officer, director or employee or an immediate family member thereof (based on the written responses of PIM personnel to an annual questionnaire in this regard). If a director or director nominee is a PIM officer, director or employee or an immediate family member thereof, the Director of Compliance will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.

          f. The following SPECIAL RULES shall apply when a conflict is noted in the red folder:

               i. In all cases where PIM manages the pension or other assets of a publicly traded company, and also holds that company's or an affiliated company's securities in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.

               ii. The identity of the proponent of a shareholder proposal shall not be given any substantive weight (either positive or negative) and shall not otherwise influence an Analyst's determination whether a vote for or against a proposal is in the best interests of PIM's clients.

               iii. If PIM has proxy voting authority for a client who is the proponent of a shareholder proposal and PIM determines that it is in the best interests of its clients to vote against that proposal, a designated member of PIM's client service team will notify the client-proponent and give that client the option to direct PIM in writing to vote the client's proxy differently than it is voting the proxies of its other clients.

               iv. If the proponent of a shareholder proposal is a PIM client whose assets under management with PIM constitute 30% or more of PIM's total assets under management, and PIM has determined that it is in the best interests of its clients to vote for that proposal, PIM will disclose its intention to vote for such proposal to each additional client who also holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies. If a client does not object to the vote within 3 business days of delivery of such disclosure, PIM will be free to vote such client's proxy as stated in such disclosure.

               v. In all cases where PIM manages assets of an individual client and that client is a corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.

               vi. In all cases where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.

     Nothwithstanding any of the above special rules to the contrary, in the extraordinary event that it is determined by unanimous vote of the Director of Research, the Chief Executive Officer and the Research Analyst covering a particular company that the ISS recommendation on a particular proposal to be voted is materially adverse to the best interests of the clients, then in that event, the following alternative conflict resolution procedures will be followed:

     A designated member of PIM's client service team will notify each client who holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies, and disclose all of the facts pertaining to the vote (including, PIM's conflict of interest, the ISS recommendation and PIM's recommendation). The client then will be asked to direct PIM how to vote on the issue. If a client does not give any direction to PIM within 3 business days of delivery of such disclosure, PIM will be free to vote such client's proxy in the manner it deems to be in the best interest of the client.

          3.   Vote

     Each proxy that comes to PIM to be voted shall be evaluated on the basis of what is in the best interest of the clients. WE DEEM THE BEST INTERESTS OF THE CLIENTS TO BE THAT WHICH MAXIMIZES SHAREHOLDER VALUE AND YIELDS THE BEST ECONOMIC RESULTS (E.G., HIGHER STOCK PRICES, LONG-TERM FINANCIAL HEALTH AND STABILITY). Where applicable, PIM also will consider any specific guidelines designated in writing by a client.

     Unless a particular proposal or the particular circumstances of a company may otherwise require (in the case of the conflicts identified in Section 2 above) or suggest (in all other cases), proposals generally shall be voted in accordance with the following broad guidelines:

               a. Support management recommendations for the election of directors and appointment of auditors (subject to i below).

               b. Give management the tools to motivate employees through reasonable incentive programs. Within these general parameters the following are conditions that would generally cause us to vote against a management incentive arrangement:

                    (i) With respect to incentive option arrangements:

                   -    The proposed plan is in excess of 10% of shares, or

               - The company has issued 3% or more of outstanding shares in a single year in the recent past, or

               - The new plan replaces an existing plan before the existing plan's termination date (ie, they ran out of authorization) and some other terms of the new plan are likely to be adverse to the maximization of investment returns.

                    For purposes hereof, the methodology used to calculate the share threshold in (i) above shall be the (sum of A + B) divided by (the sum of A + B + C + D), where:

               A = the number of shares reserved under the new plan/amendment;

               B = the number of shares available under continuing plans;

               C = granted but unexercised shares under all plans

               D = shares outstanding, plus convertible debt, convertible equity, and warrants

               (ii) With respect to severance, golden parachute or other incentive compensation arrangements:

               - The proposed arrangement is excessive or not reasonable in light of similar arrangements for other executives in the company or in the company's industry (based solely on information about those arrangements which may be found in the company's public disclosures and in ISS reports); or

               - The proposed parachute or severance arrangement is considerably more financially or economically attractive than continued employment. Although PIM will apply a case-by-case analysis of this issue, as a general rule, a proposed severance arrangement which is 3 or more times greater than the affected executive's then current compensation shall be voted against unless such arrangement has been or will be submitted to a vote of shareholders for ratification; or

               - The triggering mechanism in the proposed arrangement is solely within the recipient's control (e.g., resignation).

         c. Support facilitation of financings, acquisitions, stock splits and increases in shares of capital stock which do not discourage acquisition of the company soliciting the proxy.

         d. Vote against shareholder social issue proposals unless specifically required in writing by a client to support a particular social issue or principle.

         e. Support anti-takeover measures that are in the best interest of the shareholders, but oppose poison pills and other anti-takeover measures that entrench management and/or thwart the maximization of investment returns.

               f. Oppose classified boards and any other proposals designed to eliminate or restrict shareholders' rights.

               g. Oppose proposals requiring super majority votes for business combinations unless the particular proposal or the particular circumstances of the affected company suggest that such a proposal would be in the best interest of the shareholders.

               h. Oppose vague, overly broad, open-ended or general "other business" proposals for which insufficient detail or explanation is provided or risks or consequences of a vote in favor can not be ascertained.

               i. Make sure management is complying with new reform measures by the NYSE and NASDAQ and Sarbanes-Oxley Act of 2002 focusing on auditor independence and improved board and committee representation. Within these general parameters the following guidelines will be considered:

                    - PIM generally will vote against auditors and withhold votes from Audit Committee members if Non-audit ("other") fees are greater than the sum of audit fees + audit-related fees + permissible tax fees.

                         In applying the above fee formula, PIM will use the following definitions:

                         --Audit fees shall mean fees for statutory audits, comfort letters, attest services, consents, and review of filings with SEC

                         --Audit-related fees shall mean fees for employee benefit plan audits, due diligence related to M&A, audits in connection with acquisitions, internal control reviews, consultation on financial accounting and reporting standards

                         --Tax fees shall mean fees for tax compliance (tax returns, claims for refunds and tax payment planning) and tax consultation and planning (assistance with tax audits and appeals, tax advice relating to M&A, employee benefit plans and requests for rulings or technical advice from taxing authorities)

                    - PIM will apply a CASE-BY-CASE approach to shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services), taking into account whether the non-audit fees are excessive (per the formula above) and whether the company has policies and procedures in place to limit non-audit services or otherwise prevent conflicts of interest.

                    - PIM generally will evaluate director nominees individually and as a group based on ISS opinions and recommendations as well as our personal assessment of management record and reputation, business knowledge and background, shareholder value mindedness, accessibility, corporate governance abilities, attention and awareness, and character.

                    - PIM generally will withhold votes from any insiders on audit, compensation or nominating committees.

          j. PIM generally will support re-incorporation proposals that are in the best interests of shareholders and shareholder value.

          k. PIM will abstain from voting when the potential monetary or other cost to its clients of voting outweighs the benefit of doing so. Without limiting the generality of the foregoing, if the company imposes a blackout period for purchases and sales of securities after particular proxy is voted, PIM generally will abstain from voting that proxy.

It is understood that PIM's and ISS's ability to commence voting proxies for new or transferred accounts is dependent upon the actions of custodian's and banks in updating their records and forwarding proxies. As part of its new account opening process PIM will send written notice to the Custodians of all clients who have authorized us to vote their proxies and instruct them to direct all such proxies to: ISS/1520/PIM, 2099 Gaither Road, Suite 501, Rockville, Maryland 20850-4045. These instructions will be included in PIM's standard initial bank letter pack. If ISS has not received any ballots for a new account within 2 to 4 weeks of the account opening, ISS will follow-up with the Custodian. If ISS still has not received any ballots for the account within 6 to 8 weeks of the account opening, they will notify our Proxy Coordinator and Director of Operations and Administration who will work with the client to cause the Custodian to begin forwarding ballots. PIM will not be liable for any action or inaction by any Custodian or bank with respect to proxy ballots and voting.

     4.   Return Proxies

The Director of Operations and Administration shall send or cause to be sent (or otherwise communicate) all votes to the company or companies soliciting the proxies within the applicable time period designated for return of such votes. For so long as ISS or a similar third party service provider is handling the mechanics of voting client shares, the Director of Compliance will periodically verify that votes are being sent to the companies. Such verification will be accomplished by selecting random control numbers of proxies solicited during a quarter and calling ADP to check that they received and recorded the vote.

III. Corporate Actions

PIM shall work with the clients' Custodians regarding pending corporate actions. Corporate action notices received from our portfolio accounting system's Alert System and/or from one or more Custodians shall be directed to our Operations Administrative Personnel who will check our records to see which client accounts hold the security for which the corporate action is pending. If the corporate action is voluntary and thus requires an affirmative response, such personnel will confirm that we have received a response form for each affected client account before the response date. The Research Analyst covering the Company will then be informed of the action so that he/she can determine if the accounts should participate and what response should be given. The Research Analyst shall consult with the firm's Director of Research and applicable Portfolio Manager when making this determination. Once determined, the response shall then be communicated back to the Custodians by our Operations Administrative Personnel by fax. On our fax cover letter, we will request a signed confirmation of our instructions from the custodian and ask them to send this page with their signature back to us. We will make follow-up calls to the custodians to get them to return the signed fax, as needed. PIM's Operations Administrative Personnel also will check the Company's website for any corporate action processing information it may contain. On the date the action should be processed, the transactions will be booked in our portfolio management system. If the action results in accounts owning fractional shares of a security those shares will be sold off using the price per whole share found on the website. All faxes, notes and other written materials associated with the corporate action will be kept together in a folder that will be filed with the red proxy files.

PIM SHALL NOT HAVE ANY RESPONSIBILITY TO INITIATE, CONSIDER OR PARTICIPATE IN ANY BANKRUPTCY, CLASS ACTION OR OTHER LITIGATION AGAINST OR INVOLVING ANY ISSUE OF SECURITIES HELD IN OR FORMERLY HELD IN A CLIENT ACCOUNT OR TO ADVISE OR TAKE ANY ACTION ON BEHALF OF A CLIENT OR FORMER CLIENT WITH RESPECT TO ANY SUCH ACTIONS OR LITIGATION. PIM will forward to all affected clients and former clients any important class action or other litigation information received by PIM. This will not include any mass mailing requests to act as a lead plaintiff or other general solicitations for information. It will include any proof of claims forms, payment vouchers and other similar items.

IV.  Client Disclosures

On or before August 6, 2003, PIM will do a client mailing and provide its existing clients with a copy of these proxy voting policies and procedures, as well as a notice of how they may obtain information from PIM on how PIM has voted with respect to their securities. In addition, PIM will add a summary description of these policies and procedures to Schedule F of Part II of PIM's ADV., and disclose in the ADV how clients may obtain information from PIM on how PIM has voted with respect to their securities. Finally, PIM will include a copy of these proxy voting policies and procedures in each new account pack sent to prospective clients.

V.   Record Keeping

A. PIM will maintain a list of dedicated proxy contacts for its clients. Each client will be asked to provide the name, email address, telephone number and post office mailing address of one or more persons who are authorized to receive, give direction under and otherwise act on any notices and disclosures provided by PIM pursuant to Section II.C.2.f of these policies. With respect to ERISA plan clients, PIM shall take all reasonable steps to ensure that the dedicated proxy contact for the ERISA client is a named fiduciary of the plan.

B. PIM will maintain and/or cause to be maintained by any proxy voting service provider engaged by PIM the following records. Such records will be maintained for a minimum of five years. Records maintained by PIM shall be kept for 2 years at PIM's principal office and 3 years in offsite storage.

     i. Copies of PIM's proxy voting policies and procedures, and any amendments thereto.

     ii. Copies of the proxy materials received by PIM for client securities. These may be in the form of the proxy packages received from each Company and/or ISS, or downloaded from EDGAR, or any combination thereof.

     iii. The vote cast for each proposal overall as well as by account.

     iv. Records of any calls or other contacts made regarding specific proxies and the voting thereof.

     v. Records of any reasons for deviations from broad voting guidelines.

     vi. Copies of any document created by PIM that was material to making a decision on how to vote proxies or that memorializes the basis of that decision.

     vii. A record of proxies that were not received, and what actions were taken to obtain them.

     vi. Copies of any written client requests for voting summary reports and the correspondence and reports sent to the clients in response to such request (these shall be kept in the REPORTS folder contained in the client OPS file).

VI.  Review of Policies

The proxy voting policies, procedures and guidelines contained herein have been formulated by PIM's proxy committee. This committee consists of PIM's Director of Research, Director of Compliance and at least one Portfolio Manager (who represents the interests of all PIM's portfolio managers and is responsible for obtaining and expressing their opinions at committee meetings). The committee shall review these policies, procedures and guidelines at least annually, and shall make such changes as they deem appropriate in light of then current trends and developments in corporate governance and related issues, as well as operational issues facing the firm.

Finally Adopted and Approved by the Pzena Investment Management Executive Committee on June 26, 2003

                        CITIGROUP ASSET MANAGEMENT (CAM)
                              NORTH AMERICA REGION
                      PROXY VOTING POLICIES AND PROCEDURES

                                    JULY 2003

I.       TYPES OF ACCOUNTS FOR WHICH CAM VOTES PROXIES
II.      GENERAL GUIDELINES
III.     HOW CAM VOTES
IV.      CONFLICTS OF INTEREST
V.       VOTING POLICY

         (1)      ELECTION OF DIRECTORS
         (2)      PROXY CONTESTS
         (3)      AUDITORS
         (4)      PROXY CONTEST DEFENSES
         (5)      TENDER OFFER DEFENSES
         (6)      MISCELLANEOUS GOVERNANCE PROVISIONS
         (7)      CAPITAL STRUCTURE
         (8)      EXECUTIVE AND DIRECTOR COMPENSATION
         (9)      STATE OF INCORPORATION
         (10)     MERGERS AND CORPORATE RESTRUCTURING
         (11)     SOCIAL AND ENVIRONMENTAL ISSUES
         (12)     MISCELLANEOUS

VI.      RECORDKEEPING AND OVERSIGHT

                       CITIGROUP ASSET MANAGEMENT(1) (CAM)
                              NORTH AMERICA REGION
                      PROXY VOTING POLICIES AND PROCEDURES

I.       TYPES OF ACCOUNTS TO WHICH CAM VOTES PROXIES

Citigroup Asset Management (CAM) votes proxies for each client that has specifically authorized us to vote them in the investment management contract or otherwise; votes proxies for each United States Registered Investment Company (mutual fund) for which we act as adviser or sub-adviser with the power to vote proxies; and votes proxies for each ERISA account unless the plan document or investment advisory agreement specifically reserves the responsibility to vote proxies to the plan trustees or other named fiduciary. These policies and procedures are intended to fulfill applicable requirements imposed on CAM by the Investment Advisers Act of 1940, as amended, the Investment Company Act of 1940, as amended, and the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations adopted under these laws.

II.      GENERAL GUIDELINES

In voting proxies, CAM is guided by general fiduciary principles. CAM's goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages, and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. CAM attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. CAM may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the CAM adviser (business unit) of its responsibility for the proxy vote.

III.     HOW CAM VOTES

In the case of a proxy issue for which there is a stated position set forth in
Section V, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in Section V that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. CAM divides issues into eleven categories listed in Section V below.

-----------------
(1) Citigroup Asset Management comprises Salomon Brothers Asset Management Inc, Smith Barney Asset Management (a division of Citigroup Global Markets Inc.), Citibank Global Asset Management (a unit of Citibank, N.A.), Smith Barney Fund Management LLC, Citi Fund Management Inc. and other investment adviser affiliates.

IV.   CONFLICTS OF INTEREST

In furtherance of CAM's goal to vote proxies in the best interests of clients, CAM follows procedures designed to identify and address material conflicts that may arise between CAM's interests and those of its clients before voting proxies on behalf of such clients.

(1)  Procedures for Identifying Conflicts of Interest

     CAM relies on the following to seek to identify conflicts of interest with respect to proxy voting:

     A. The policy memorandum attached hereto as Appendix A will be distributed periodically to CAM employees. The policy memorandum alerts CAM employees that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of CAM with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's business, and (ii) to bring conflicts of interest of which they become aware to the attention of CAM Compliance.

     B. CAM Financial Control shall maintain and make available to CAM Compliance and proxy voting personnel an up to date list of all client relationships that have historically accounted for or are projected to account for greater than 1% of CAM's annual revenues. CAM relies on the policy memorandum directive described in Section IV. (1) A. to identify conflicts of interest arising due to potential client relationships with proxy issuers.

     C. As a general matter, CAM takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for CAM in voting proxies with respect to such issuer. Such position is based on the fact that CAM is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between CAM and certain other Citigroup business units. Special circumstances, such as contact between CAM and non-CAM personnel, may cause CAM to consider whether non-CAM relationships between Citigroup and an issuer present a conflict of interest for CAM with respect to such issuer. As noted in Section IV. (1) A., CAM employees are under an obligation to be aware of the potential for conflicts of interest in voting proxies and to bring such conflicts of interest, including conflicts of interest which may arise because of such special circumstances (such as any attempt by a Citigroup business unit or Citigroup officer or employee to influence proxy voting by CAM) to the attention of CAM Compliance. Also, CAM is sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which CAM decides to vote a proxy with respect to such issuer. For prudential reasons, CAM treats such significant, publicized relationships as creating a potential conflict of interest for CAM in voting proxies

     D. Based on information furnished by CAM employees or maintained by CAM Compliance pursuant to Section IV. (1) A. and C. and by CAM Financial Control pursuant to Section IV. (1) B., CAM Compliance shall maintain an up to date list of issuers with respect to which CAM has a potential conflict of interest in voting proxies on behalf of client accounts. CAM shall not vote proxies relating to issuers on such list on behalf of client accounts until it has been determined that the conflict of interest is not material or a method for resolving such conflict of interest has been agreed upon and implemented, as described in this Section IV below. Exceptions apply: (i) with respect to a proxy issue that will be voted in accordance with a stated CAM position on such issue, and (ii) with respect to a proxy issue that will be voted in accordance with the recommendation of an independent third party based on application of the policies set forth herein. Such issues generally are not brought to the attention of the Proxy Voting Committee described in Section IV. (2) because CAM's position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party based on application of the policies set forth herein.

(2) Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

     A. CAM shall maintain a Proxy Voting Committee to review and address conflicts of interest brought to its attention. The Proxy Voting Committee shall be comprised of such CAM personnel as are designated from time to time by CAM's Office of the CIO, CAM's General Counsel and CAM's Chief Compliance Officer. The initial members of the Proxy Voting Committee are set forth on Appendix B hereto.

     B. All conflicts of interest identified pursuant to the procedures outlined in Section IV.(1) must be brought to the attention of the Proxy Voting Committee by CAM Compliance for resolution. As noted above, a proxy issue that will be voted in accordance with a stated CAM position on such issue or in accordance with the recommendation of an independent third party generally is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because CAM's position is that any conflict of interest issues are resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.

     C. The Proxy Voting Committee shall determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, CAM's decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. CAM Compliance shall maintain a written record of all materiality determinations made by the Proxy Voting Committee.

     D. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, CAM may vote proxies notwithstanding the existence of the conflict.

     E. If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee shall determine an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination shall be based on the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc. Such methods may include:

     i. disclosing the conflict to clients and obtaining their consent before voting;

     ii. suggesting to clients that they engage another party to vote the proxy on their behalf;

     iii. in the case of a conflict of interest resulting from a particular employee's personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or

     iv. such other method as is deemed appropriate given the particular facts and circumstances, including the importance of the proxy issue, the nature of the conflict of interest, etc.*

CAM Compliance shall maintain a written record of the method used to resolve a material conflict of interest.

V.       VOTING POLICY

These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account holding the shares being voted. As a result of the independent investment advisory services provided by distinct business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

(1)  Election of Directors

     A. Voting on Director Nominees in Uncontested Elections.

        1. We vote for director nominees.

     B. Chairman and CEO is the Same Person.

        1. We vote against shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

     C. Majority of Independent Directors

-----------------
* Especially in the case of an apparent, as opposed to actual, conflict of interest, the Proxy Voting Committee may resolve such conflict to interest by satisfying itself that CAM's proposed vote on a proxy issue is in the best interest of client accounts and is not being influenced by the conflict of interest.

        1. We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. Generally that would require that the director have no connection to the company other than the board seat. In determining whether an independent director is truly independent (e.g. when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following: whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; whether the director has any transactional relationship with the company; whether the director is a significant customer or supplier of the company; whether the director is employed by a foundation or university that received significant grants or endowments from the company or its affiliates; and whether there are interlocking directorships.

        2. We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

     D. Stock Ownership Requirements

        1. We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

     E. Term of Office

        1. We vote against shareholder proposals to limit the tenure of independent directors.

     F. Director and Officer Indemnification and Liability Protection

        1. Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.

        2. We vote for proposals to limit and against proposals to eliminate entirely director and officer liability for monetary damages for violating the duty of care.

        3. We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

        4. We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) if only the director's legal expenses would be covered.

     G. Director Qualifications

        1. We vote case-by-case on proposals that establish or amend director qualifications. Considerations include how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

        2. We vote against shareholder proposals requiring two candidates per board seat.

(2)  Proxy Contests

     A. Voting for Director Nominees in Contested Elections

        1. We vote on a case-by-case basis in contested elections of directors. Considerations include: chronology of events leading up to the proxy contest; qualifications of director nominees (incumbents and dissidents); for incumbents, whether the board is comprised of a majority of outside directors; whether key committees (ie: nominating, audit, compensation) comprise solely of independent outsiders; discussion with the respective portfolio manager(s).

     B. Reimburse Proxy Solicitation Expenses

        1. We vote on a case-by-case basis on proposals to provide full reimbursement for dissidents waging a proxy contest. Considerations include: identity of persons who will pay solicitation expenses; cost of solicitation; percentage that will be paid to proxy solicitation firms.

(3)  Auditors

     A. Ratifying Auditors

        1. We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit services and such other audit-related and non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.

(4)  Proxy Contest Defenses

     A. Board Structure: Staggered vs. Annual Elections

        1. We vote against proposals to classify the board.

        2. We vote for proposals to repeal classified boards and to elect all directors annually.

     B. Shareholder Ability to Remove Directors

        1. We vote against proposals that provide that directors may be removed only for cause.

        2. We vote for proposals to restore shareholder ability to remove directors with or without cause.

        3. We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

        4. We vote for proposals that permit shareholders to elect directors to fill board vacancies.

     C. Cumulative Voting

        1. We vote against proposals to eliminate cumulative voting.

        2. We vote for proposals to permit cumulative voting.

     D. Shareholder Ability to Call Special Meetings

        1. We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

        2. We vote for proposals that remove restrictions on the right of shareholders to act independently of management.

     E. Shareholder Ability to Act by Written Consent

        1. We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

        2. We vote for proposals to allow or make easier shareholder action by written consent.

     F. Shareholder Ability to Alter the Size of the Board

        1. We vote for proposals that seek to fix the size of the board.

        2. We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

     G. Advance Notice Proposals

        1. We vote on advance notice proposals on a case-by-case basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

     H. Amendment of By-Laws

        1. We vote against proposals giving the board exclusive authority to amend the by-laws.

        2. We vote for proposals giving the board the ability to amend the by-laws in addition to shareholders.

(5)  Tender Offer Defenses

     A. Poison Pills

        1. We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

        2. We vote on a case-by-case basis on shareholder proposals to redeem a company's poison pill. Considerations include: when the plan was originally adopted; financial condition of the company; terms of the poison pill.

        3. We vote on a case-by-case basis on management proposals to ratify a poison pill. Considerations include: sunset provision - poison pill is submitted to shareholders for ratification or rejection every 2 to 3 years; shareholder redemption feature -10% of the shares may call a special meeting or seek a written consent to vote on rescinding the rights plan.

     B. Fair Price Provisions

        1. We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

        2. We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

     C. Greenmail

        1. We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

        2. We vote on a case-by-case basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

     D. Unequal Voting Rights

        1. We vote against dual class exchange offers.

        2. We vote against dual class re-capitalization.

     E. Supermajority Shareholder Vote Requirement to Amend the Charter or
        Bylaws

        1. We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

        2. We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

     F. Supermajority Shareholder Vote Requirement to Approve Mergers

        1. We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

        2. We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

     G. White Squire Placements

        1. We vote for shareholder proposals to require approval of blank check preferred stock issues.

(6)  Miscellaneous Governance Provisions

     A. Confidential Voting

        1. We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

        2. We vote for management proposals to adopt confidential voting subject to the proviso for contested elections set forth in sub-paragraph A.1 above.

     B. Equal Access

        1. We vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

     C. Bundled Proposals

        1. We vote on a case-by-case basis on bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.

     D. Shareholder Advisory Committees

        1. We vote on a case-by-case basis on proposals to establish a shareholder advisory committee. Considerations include: rationale and cost to the firm to form such a committee. We generally vote against such proposals if the board and key nominating committees are comprised solely of independent/outside directors.

(7)  Capital Structure

     A. Common Stock Authorization

        1. We vote on a case-by-case basis on proposals to increase the number of shares of common stock authorized for issue, except as described in paragraph 2 below.

        2. Subject to paragraph 3, below we vote for the approval requesting increases in authorized shares if the company meets certain criteria:

           a) Company has already issued a certain percentage (i.e. greater than 50%) of the company's allotment.

           b) The proposed increase is reasonable (i.e. less than 150% of current inventory) based on an analysis of the company's historical stock management or future growth outlook of the company.

        3. We vote on a case-by-case basis, based on the input of affected portfolio managers, if holding is greater than 1% of an account.

     B. Stock Distributions: Splits and Dividends

        1. We vote on a case-by-case basis on management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

     C. Reverse Stock Splits

        1. We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

     D. Blank Check Preferred Stock

        1. We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

        2. We vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

        3. We vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

        4. We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

     E. Adjust Par Value of Common Stock

        1. We vote for management proposals to reduce the par value of common stock.

     F. Preemptive Rights

        1. We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:

           a) Size of the Company.

           b) Characteristics of the size of the holding (holder owning more than 1% of the outstanding shares).

           c) Percentage of the rights offering (rule of thumb less than 5%).

        2. We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.

     G. Debt Restructuring

        1. We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.

     H. Share Repurchase Programs

        1. We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

     I. Dual-Class Stock

        1. We vote for proposals to create a new class of nonvoting or subvoting common stock if:

           - It is intended for financing purposes with minimal or no dilution to current shareholders

           - It is not designed to preserve the voting power of an insider or significant shareholder

     J. Issue Stock for Use with Rights Plan

        1. We vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

(8)  Executive and Director Compensation

In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

     A. OBRA-Related Compensation Proposals

        1. Amendments that Place a Cap on Annual Grant or Amend Administrative Features

           a) We vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.

        2. Amendments to Added Performance-Based Goals

           a) We vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.

        3. Amendments to Increase Shares and Retain Tax Deductions Under OBRA

           a) We vote for amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) the Internal Revenue Code.

        4. Approval of Cash or Cash-and-Stock Bonus Plans

           a) We vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of the Internal Revenue Code.

     B. Expensing of Options

           We vote for proposals to expense stock options on financial statements.

     C. Index Stock Options

           We vote on a case by case basis with respect to proposals seeking to index stock options. Considerations include whether the issuer expenses stock options on its financial statements and whether the issuer's compensation committee is comprised solely of independent directors.

     D. Shareholder Proposals to Limit Executive and Director Pay

        1. We vote on a case-by-case basis on all shareholder proposals that seek additional disclosure of executive and director pay information. Considerations include: cost and form of disclosure. We vote for such proposals if additional disclosure is relevant to shareholder's needs and would not put the company at a competitive disadvantage relative to its industry.

        2. We vote on a case-by-case basis on all other shareholder proposals that seek to limit executive and director pay. We have a policy of voting to limit the level of options and other equity-based compensation arrangements available to management to limit shareholder dilution and management overcompensation. We would vote against any proposals or amendments that would cause the available awards to exceed a threshold of 10% of outstanding fully diluted shares, i.e. if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans exceeds 10% of fully diluted shares. We also review the annual award as a percentage of fully diluted shares outstanding.

     E. Golden Parachutes

        1. We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

        2. We vote on a case-by-case basis on all proposals to ratify or cancel golden parachutes. Considerations include: the amount should not exceed 3 times average base salary plus guaranteed benefits; golden parachute should be less attractive than an ongoing employment opportunity with the firm.

     F. Employee Stock Ownership Plans (ESOPs)

        1. We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

     G. 401(k) Employee Benefit Plans

        1. We vote for proposals to implement a 401(k) savings plan for employees.

     H. Stock Compensation Plans

        1. We vote for stock compensation plans which provide a dollar-for-dollar cash for stock exchange.

        2. We vote on a case-by-case basis for stock compensation plans which do not provide a dollar-for-dollar cash for stock exchange using a quantitative model.

     I. Directors Retirement Plans

        1. We vote against retirement plans for nonemployee directors.

        2. We vote for shareholder proposals to eliminate retirement plans for nonemployee directors.

     J. Management Proposals to Reprice Options

        1. We vote on a case-by-case basis on management proposals seeking approval to reprice options. Considerations include the following:

           -  Historic trading patterns

           -  Rationale for the repricing

           -  Value-for-value exchange

           -  Option vesting

           -  Term of the option

           -  Exercise price

           -  Participation

     K. Shareholder Proposals Recording Executive and Director Pay

        1. We vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

        2. We vote against shareholder proposals requiring director fees be paid in stock only.

        3. We vote for shareholder proposals to put option repricing to a shareholder vote.

        4. We vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking unto account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

(9)  State/Country of Incorporation

     A. Voting on State Takeover Statutes

        1. We vote for proposals to opt out of state freezeout provisions.

        2. We vote for proposals to opt out of state disgorgement provisions.

     B. Voting on Re-incorporation Proposals

        1. We vote on a case-by-case basis on proposals to change a company's state or country of incorporation. Considerations include: reasons for re-incorporation (i.e. financial, restructuring, etc); advantages/benefits for change (i.e. lower taxes); compare the differences in state/country laws governing the corporation.

     C. Control Share Acquisition Provisions

        1. We vote against proposals to amend the charter to include control share acquisition provisions.

        2. We vote for proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

        3. We vote for proposals to restore voting rights to the control shares.

        4. We vote for proposals to opt out of control share cashout statutes.

(10) Mergers and Corporate Restructuring

     A. Mergers and Acquisitions

        1. We vote on a case-by-case basis on mergers and acquisitions. Considerations include: benefits/advantages of the combined companies (i.e. economies of scale, operating synergies, increase in market power/share, etc...); offer price (premium or discount); change in the capital structure; impact on shareholder rights.

     B. Corporate Restructuring

        1. We vote on a case-by-case basis on corporate restructuring proposals involving minority squeeze outs and leveraged buyouts. Considerations include: offer price, other alternatives/offers considered and review of fairness opinions.

     C. Spin-offs

        1. We vote on a case-by-case basis on spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

     D. Asset Sales

        1. We vote on a case-by-case basis on asset sales. Considerations include the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

     E. Liquidations

        1. We vote on a case-by-case basis on liquidations after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

     F. Appraisal Rights

        1. We vote for proposals to restore, or provide shareholders with, rights of appraisal.

     G. Changing Corporate Name

        1. We vote for proposals to change the "corporate name", unless the proposed name change bears a negative connotation.

     H. Conversion of Securities

        1. We vote on a case-by-case basis on proposals regarding conversion of securities. Considerations include the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

     I. Stakeholder Provisions

        1. We vote against proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

(11) Social and Environmental Issues

     A. In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears the company has not adequately addressed shareholders' social and environmental concerns. In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

        1. whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

        2. the percentage of sales, assets and earnings affected;

        3. the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

        4. whether the issues presented should be dealt with through government or company-specific action;

        5. whether the company has already responded in some appropriate manner to the request embodied in a proposal;

        6. whether the company's analysis and voting recommendation to shareholders is persuasive;

        7. what other companies have done in response to the issue;

        8. whether the proposal itself is well framed and reasonable;

        9. whether implementation of the proposal would achieve the objectives sought in the proposal; and

        10. whether the subject of the proposal is best left to the discretion of the board.

     B. Among the social and environmental issues to which we apply this analysis are the following:

        1. Energy and Environment

        2. Equal Employment Opportunity and Discrimination

        3. Product Integrity and Marketing

        4. Human Resources Issues

(12) Miscellaneous

     A. Charitable Contributions

        1. We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

     B. Operational Items

        1. We vote against proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

        2. We vote against proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

        3. We vote for by-law or charter changes that are of a housekeeping nature (updates or corrections).

        4. We vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

        5. We vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

        6. We vote against proposals to approve other business when it appears as voting item.

(13) CAM has determined that registered investment companies, particularly closed end investment companies, raise special policy issues making specific voting guidelines frequently inapplicable. To the extent that CAM has proxy voting authority with respect to shares of registered investment companies, CAM shall vote such shares in the best interest of client accounts and subject to the general fiduciary principles set forth herein without regard to the specific voting guidelines set forth in Section V. (1) through (12).

The voting policy guidelines set forth in this Section V may be changed from time to time by CAM in its sole discretion.

VI.      RECORD KEEPING AND OVERSIGHT

CAM shall maintain the following records relating to proxy voting:

                  -  a copy of these policies and procedures;

                  -  a copy of each proxy form (as voted);

                  - a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

                  - documentation relating to the identification and resolution of conflicts of interest;

                  - any documents created by CAM that were material to a proxy voting decision or that memorialized the basis for that decision; and

                  - a copy of each written client request for information on how CAM voted proxies on behalf of the client, and a copy of any written response by CAM to any (written or oral) client request for information on how CAM voted proxies on behalf of the requesting client.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the CAM adviser.

Each adviser to a United States Registered Investment Company shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

In lieu of keeping copies of proxy statements, CAM may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

CAM Compliance will review the proxy voting process, record retention and related matters on a periodic basis.

                                   APPENDIX A

                                   MEMORANDUM

TO:      All CAM North America Region Employees

FROM:    CAM Legal and Compliance

DATE:    July ____, 2003

RE: New CAM North America Region Proxy Voting Policies and Procedures Conflicts of Interest with respect to Proxy Voting

Citigroup Asset Management (CAM) currently has in place proxy voting policies and procedures designed to ensure that CAM votes proxies in the best interest of client accounts. Attached to this memorandum is a copy of CAM North America Region Proxy Voting Policies and Procedures that have been updated, effective as of July 2003, to comply with a new SEC rule under the Investment Advisers Act that addresses an investment adviser's fiduciary obligation to its clients when voting proxies. AS DISCUSSED IN MORE DETAIL BELOW, CAM EMPLOYEES ARE UNDER AN OBLIGATION (i) TO BE AWARE OF THE POTENTIAL FOR CONFLICTS OF INTEREST ON THE PART OF CAM IN VOTING PROXIES ON BEHALF OF CLIENT ACCOUNTS BOTH AS A RESULT OF AN EMPLOYEE'S PERSONAL RELATIONSHIPS AND DUE TO SPECIAL CIRCUMSTANCES THAT MAY ARISE DURING THE CONDUCT OF CAM'S BUSINESS, AND (ii) TO BRING CONFLICTS OF INTEREST OF WHICH THEY BECOME AWARE TO THE ATTENTION OF CAM COMPLIANCE.

         The updated proxy voting policies and procedures are substantially similar to the policies and procedures currently in effect in terms of CAM's stated position on certain types of proxy issues and the factors and considerations taken into account by CAM in voting on certain other types of proxy issues.

         The updated proxy voting policies and procedures reflect two major changes. First, Section VI (Recordkeeping and Oversight) of the updated policies and procedures sets forth detailed recordkeeping requirements relating to the proxy voting process, as required by the new SEC rule. CAM Compliance will be working with affected groups to make sure that we are complying with the new record retention requirements. Second, Section IV (Conflicts of Interest) of the updated policies and procedures sets forth procedures designed to identify and address material conflicts of interest that may arise between CAM's interests and those of its clients before proxies are voted on behalf of such clients, as required by the new SEC rule.

         While, as described in Section IV of the updated policies and procedures, CAM will seek to identify significant CAM client relationships and significant, publicized non-CAM affiliate client relationships(1) which could present CAM with a conflict of interest in voting proxies, all CAM employees must play an important role in helping our organization identify potential conflicts of interest that could impact CAM's proxy voting. CAM employees need to (i) be aware of the potential for conflicts of interest on the part of CAM in voting proxies on behalf of client accounts both as a result of an employee's personal relationships and due to special circumstances that may arise during the conduct of CAM's business, and (ii) bring conflicts of interest of which they become aware to the attention of a CAM compliance officer.

         A conflict of interest arises when the existence of a personal or business relationship on the part of CAM or one of its employees or special circumstances that arise during the conduct of CAM's business might influence, or appear to influence, the manner in which CAM decides to vote a proxy. An example of a personal relationship that creates a potential conflict of interest would be a situation in which a CAM employee (such as a portfolio manager or senior level executive) has a spouse or other close relative who serves as a director or senior executive of a company. An example of "special circumstances" would be explicit or implicit pressure exerted by a CAM relationship to try to influence CAM's vote on a proxy with respect to which the CAM relationship is the issuer. Another example would be a situation in which there was contact between CAM and non-CAM personnel in which the non-CAM personnel, on their own initiative or at the prompting of a client of a non-CAM unit of Citigroup, tried to exert pressure to influence CAM's proxy vote(2). Of course, the foregoing examples are not exhaustive, and a variety of situations may arise that raise conflict of interest questions for CAM. You are encouraged to raise and discuss with CAM Compliance particular facts and circumstances that you believe may raise conflict of interest issues for CAM.

         As described in Section IV of the updated policies and procedures, CAM has established a Proxy Voting Committee to assess the materiality of conflicts of interest brought to its attention by CAM Compliance as well as to agree upon appropriate methods to resolve material conflicts of interest before proxies affected by the conflicts of interest are voted(3). As described in the updated policies and procedures, there are a variety of methods and approaches that the Proxy Voting Committee may utilize to resolve material conflicts of interest. Please note that CAM employees should report all conflicts of interest

-----------------
(1,2) As a general matter, CAM takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for CAM in voting proxies with respect to such issuer. Such position is based on the fact that CAM is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between CAM and certain other Citigroup business units. CAM is sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which CAM decides to vote a proxy with respect to such issuer. As noted, CAM seeks to identify such significant, publicized relationships, and for prudential reasons brings such identified situations to the attention of the Proxy Voting Committee, as described herein. Special circumstances, such as those described in the noted examples, also could cause CAM to consider whether non-CAM relationships between Citigroup and an issuer present a conflict of interest for CAM with respect to such issuer.

(3) Exceptions apply: (i) with respect to a proxy issue that will be voted in accordance with a stated CAM position on such issue, and (ii) with respect to a proxy issue that will be voted in accordance with the recommendation of an independent third party. Such issues are not brought to the attention of the Proxy Voting Committee because CAM's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.

of which they become aware to CAM Compliance. It is up to the Proxy Voting Committee to assess the materiality of conflicts of interest brought to its attention and to agree upon an appropriate resolution with respect to conflicts of interest determined to be material.

         The obligation of CAM employees to be sensitive to the issue of conflicts of interest and to bring conflicts of interest to the attention of CAM Compliance is a serious one. Failure to do so can lead to negative legal, regulatory, and reputational consequences for the firm as well as to negative regulatory and disciplinary consequences for the CAM employee. Please consult with a CAM Compliance officer if you have any questions concerning your obligations with respect to conflicts of interest under the updated proxy voting policies and procedures.

                                   Appendix B

                         PROXY VOTING COMMITTEE MEMBERS

INVESTMENT MANAGEMENT REPRESENTATIVES

Wayne Lin
Amanda Suss

LEGAL REPRESENTATIVES

George Shively
Leonard Larrabee
Thomas Mandia

COMPLIANCE REPRESENTATIVES

Andrew Beagley
Jeffrey Scott
Joseph Hess

At least one representative from each of Investment Management, Legal and Compliance must participate in any deliberations and decisions of the Proxy Voting Committee.

Proxy Voting Policy

                                                                     (SSGA LOGO)
                                                          Funds Management, Inc.

INTRODUCTION

SSgA Funds Management, Inc. ("FM") seeks to vote proxies in the best interests of its clients. In the ordinary course, this entails voting proxies in a way which FM believes will maximize the monetary value of each portfolio's holdings. FM takes the view that this will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the State Street Global Advisors (SSgA) Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to Proxy Voting Services. FM retains the final authority and responsibility for voting. In addition to voting proxies, FM:

     1) describes its proxy voting procedures to its clients in Part II of its Form ADV;

     2)   provides the client with this written proxy policy, upon request;

     3) discloses to its clients how they may obtain information on how FM voted the client's proxies;

     4)   matches proxies received with holdings as of record date;

     5)   reconciles holdings as of record date and rectifies any discrepancies;

     6) generally applies its proxy voting policy consistently and keeps records of votes for each client;

     7)   documents the reason(s) for voting for all non-routine items; and

     8) keeps records of such proxy voting available for inspection by the client or governmental agencies.

PROCESS

The SSgA FM Principal -- Manager of Corporate Actions is responsible for monitoring corporate actions. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee, which retains oversight responsibility for all investment activities of all State Street Corporation investment firms.

In order to facilitate our proxy voting process, FM retains a firm with expertise in the proxy voting and corporate governance fields to assist in the due diligence process. The Manager of Corporate Actions is responsible, working with this firm, for ensuring that proxies are submitted in a timely manner.

All proxies received on behalf of FM clients are forwarded to our proxy voting firm. If (i) the request falls within one of the guidelines listed below, and
(ii) there are no special circumstances relating to that company or proxy which come to our attention (as discussed below), the proxy is voted according to our guidelines.

However, from time to time, proxy votes will be solicited which (i) involve special circumstances and require additional research and discussion or (ii) are not directly addressed by our policies. These proxies are identified through a number of methods, including but not limited to notification from our third party proxy voting specialist, concerns of clients, review by internal proxy specialists, and questions from consultants.


Approved April 7, 2004                                               Page 1 of 8

Proxy Voting Policy

                                                                     (SSGA LOGO)
                                                          Funds Management, Inc.

In instances of special circumstances or issues not directly addressed by our policies, the Chairman of the Investment Committee is consulted for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM. If the Manager of Corporate Actions and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under "Potential Conflicts" is followed. If there is no material conflict, we examine each of the issuer's proposals in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision based on maximizing the monetary value of each portfolios' holdings. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy to the entire Investment Committee for a decision on voting the proxy.

FM also endeavors to show sensitivity to local market practices when voting proxies of non-U.S. issuers.

VOTING

For most issues and in most circumstances, we abide by the following general guidelines. However, as discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

Management Proposals

I. FM votes in support of management on the following ballot items, which are fairly common management sponsored initiatives.

     - Elections of directors who do not appear to have been remiss in the performance of their oversight responsibilities

     -    Approval of auditors

     -    Directors' and auditors' compensation

     -    Directors' liability and indemnification

     -    Discharge of board members and auditors

     -    Financial statements and allocation of income

     - Dividend payouts that are greater than or equal to country and industry standards

     -    Authorization of share repurchase programs

     -    General updating of or corrective amendments to charter

     -    Change in Corporation Name

     -    Elimination of cumulative voting


Approved April 7, 2004                                               Page 2 of 8

Proxy Voting Policy

                                                                     (SSGA LOGO)
                                                          Funds Management, Inc.

II. FM votes in support of management on the following items, which have potentially substantial financial or best-interest impact:

     - Capitalization changes which eliminate other classes of stock and voting rights

     - Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies

     - Elimination of pre-emptive rights for share issuance of less than a given percentage (country specific - ranging from 5% to 20%) of the outstanding shares

     -    Elimination of "poison pill" rights

     - Stock purchase plans with an exercise price of not less that 85% of fair market value

     -    Stock option plans which are incentive based and not excessive

     -    Other stock-based plans which are appropriately structured

     -    Reductions in super-majority vote requirements

     -    Adoption of anti-"greenmail" provisions

III. FM votes against management on the following items, which have potentially substantial financial or best interest impact:

     - Capitalization changes that add "blank check" classes of stock or classes that dilute the voting interests of existing shareholders

     - Changes in capitalization authorization where management does not offer an appropriate rationale or which are contrary to the best interest of existing shareholders

     - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers

     - Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions

     -    Elimination of Shareholders' Right to Call Special Meetings

     -    Establishment of classified boards of directors

     - Reincorporation in a state which has more stringent anti-takeover and related provisions

     - Shareholder rights plans that allow the board of directors to block appropriate offers to shareholders or which trigger provisions preventing legitimate offers from proceeding


Approved April 7, 2004                                               Page 3 of 8

Proxy Voting Policy

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                                                          Funds Management, Inc.

     -    Excessive compensation

     - Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered

     -    Adjournment of Meeting to Solicit Additional Votes

     - "Other business as properly comes before the meeting" proposals which extend "blank check" powers to those acting as proxy

     - Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

IV. FM evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, FM uses its discretion in order to maximize shareholder value. FM, generally votes, as follows:

     - Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets

     - For offers that concur with index calculators treatment and our ability to meet our clients return objectives for passive funds

     - Against offers when there are prospects for an enhanced bid or other bidders

     - For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

Shareholder Proposals

Traditionally, shareholder proposals have been used to encourage management and other shareholders to address socio-political issues. FM believes that it is inappropriate to use client assets to attempt to affect such issues. Thus, we examine shareholder proposals primarily to determine their economic impact on shareholders.

I. FM votes in support of shareholders on the following ballot items, which are fairly common shareholder-sponsored initiatives:

     -    Requirements that auditors attend the annual meeting of shareholders

     -    Establishment of an annual election of the board of directors

     - Mandates requiring a majority of independent directors on the Board of Directors and the audit, nominating, and compensation committees


Approved April 7, 2004                                               Page 4 of 8

Proxy Voting Policy

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                                                          Funds Management, Inc.

     - Mandates that amendments to bylaws or charters have shareholder approval

     -    Mandates that shareholder-rights plans be put to a vote or repealed

     -    Establishment of confidential voting

     - Expansions to reporting of financial or compensation-related information, within reason

     -    Repeals of various anti-takeover related provisions

     -    Reduction or elimination of super-majority vote requirements

     -    Repeals or prohibitions of "greenmail" provisions

     -    "Opting-out" of business combination provisions

     - Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee


II. In light of recent events surrounding corporate auditors and taking into account corporate governance provisions released by the SEC, NYSE, and NASDAQ, FM votes in support of shareholders on the following ballot items, which are fairly common shareholder-sponsored initiatives:

     - Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities

     - Establishment of selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function

     - Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

     - Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

III. FM votes against shareholders on the following initiatives, which are fairly common shareholder-sponsored initiatives:

     -    Limits to tenure of directors

     - Requirements that candidates for directorships own large amounts of stock before being eligible to be elected

     -    Restoration of cumulative voting in the election of directors


Approved April 7, 2004                                               Page 5 of 8

Proxy Voting Policy

                                                                     (SSGA LOGO)
                                                          Funds Management, Inc.

     - Requirements that the company provide costly, duplicative, or redundant reports; or reports of a non-business nature

     - Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact

     - Proposals which require inappropriate endorsements or corporate actions

     - Requiring the company to expense stock options unless already mandated by FASB (or similar body) under regulations that supply a common valuation model.

     - Proposal asking companies to adopt full tenure holding periods for their executives.

     - Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

Shareholder Activism

We at FM agree entirely with the United States Department of Labor's position that "where proxy voting decisions may have an effect on the economic value of the plan's underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock" (IB 94-2). Our proxy voting policy and procedures are designed to ensure that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

In addition, FM monitors "target" lists of underperforming companies prepared by various shareholder groups, including: California Public Employee Retirement System, The City of New York - Office of the Comptroller, International Brotherhood of Teamsters, and Council of Institutional Investors. Companies, so identified, receive an individual, systematic review by the Corporate Governance Subcommittee of SSgA's Investment Committee.

As an active shareholder, FM's role is to ensure that corporate policies serve the best interests of the corporation's investor-owners. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company's value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical voter. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process--especially the proxy voting process--as the most effective means by which to communicate our and our clients' legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.


Approved April 7, 2004                                               Page 6 of 8

Proxy Voting Policy

                                                                     (SSGA LOGO)
                                                          Funds Management, Inc.

Through the consistent, conscientious execution of our responsibilities as both fiduciary and shareholder, FM is able to promote the best interests of its fellow shareholders and its clients. The SSgA Funds Management, Inc. Proxy Voting Policy provides for this active, informed participation in the management of those corporations in which we hold shares.

POTENTIAL CONFLICTS

As discussed above under Process, from time to time, FM will review a proxy which presents a potential material conflict. For example, FM or its affiliates may provide services to a company whose management is soliciting proxies, or to another entity which is a proponent of a particular proxy proposal. Another example could arise when FM has business or other relationships with participants involved in proxy contests, such as a candidate for a corporate directorship.

As a fiduciary to its clients, FM takes these potential conflicts very seriously. While FM's only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients' best interests and are not affected by FM's potential conflict, there are a number of courses FM may take. The final decision as to which course to follow shall be made by the Investment Committee.

When the matter falls clearly within one of the proposals enumerated above, casting a vote which simply follows FM's pre-determined policy would eliminate FM's discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that FM believes more active involvement is necessary, the Chairman of the Investment Committee shall present the proxy to the Investment Committee, who will follow one of two courses of action. First, FM may employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote.

Second, in certain situations the Investment Committee may determine that the employment of a third party is unfeasible, impractical or unnecessary. In such situations, the Investment Committee shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM's clients, shall be formalized in writing as a part of the minutes to the Investment Committee. As stated above, which action is appropriate in any given scenario would be the decision of the Investment Committee in carrying out its duty to ensure that the proxies are voted in the clients', and not FM's, best interests.

RECORDKEEPING

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM's office:

     1) FM's Proxy Voting Policy and any additional procedures created pursuant to such Policy;

     2) a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

     3) a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);


Approved April 7, 2004                                               Page 7 of 8

Proxy Voting Policy

                                                                     (SSGA LOGO)
                                                          Funds Management, Inc.

     4) a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

     5) a copy of each written request from a client, and response to the client, for information on how FM voted the client's proxies.

DISCLOSURE OF CLIENT VOTING INFORMATION

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.


Approved April 7, 2004                                               Page 8 of 8

                         SUSTAINABLE GROWTH ADVISERS, LP

                       PROXY VOTING POLICY AND PROCEDURES

                               STATEMENT OF POLICY

      Sustainable Growth Advisers, LP ("SGA") acts as a discretionary investment adviser for various clients and registered mutual funds. Our authority to vote the proxies of our clients is established by our investment advisory agreement or other written directives. SGA's proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are conducted in the best interest of the clients. The policy and procedures are updated as appropriate to take into account developments in the law, best practices in the industry, and refinements deemed appropriate by SGA. Material conflicts are resolved in the best interest of the clients or in accordance with specific client directives.

      SGA's policies and procedures are based on the following: legislative materials, studies of corporate governance and other proxy voting issues, analyses of shareholder and management proposals and other materials helpful in studying the issues involved.

      The litmus test of any proposal, whether it is advanced by management or by one or more shareholders, is whether the adoption of the proposal allows the company to carry on its affairs in such a manner that the clients' best interests will be served. The proxy vote is an asset belonging to the client. SGA votes the proxies to positively influence corporate governance in a manner that, in SGA's best judgment, enhances shareholder value.

      SGA takes a limited role or declines to take responsibility for voting client proxies under the following circumstances:

      1. Responsibility of voting proxies has been assigned to another party in the advisory contract or other written directives. In the case of an ERISA client, the voting right has been retained by a named fiduciary of the plan other than SGA.

      2. Once a client account has been terminated with SGA in accordance with the investment advisory agreement, SGA will not vote any proxies received after the termination.

      3. Security positions that are completely sold from a clients account between proxy record date and meeting date, SGA will not vote the proxy.

      4. Proxies for securities held in an unsupervised portion of the client's account generally will not be voted.

      5. Proxies for securities on loan that must be recalled in order to vote, generally will not be voted.

      6. Specialized treatment in voting proxies when directed in the advisory contract or other written directives. These directions to vote proxies may be different from SGA's policy and procedures.

      7. Specialized treatment may be applied to ERISA accounts as SGA's responsibilities for voting ERISA accounts include: the duty of loyalty, prudence, compliance with the plan, as well as a duty to avoid prohibited transactions.

These policies and procedures are provided to clients upon request, with the provision that they may be updated from time to time. Clients can also obtain information on how proxies were voted.

                                   PROCEDURES

      Designated individuals are assigned the duties of receiving and reviewing proxies. These individuals ensure that proxies are voted only for those clients that have designated this authority to SGA.

      Judgmental issues are reviewed by senior investment professionals to determine if adopting the proposal is in the best interest of our clients. An assessment is made to determine the extent to which there may be a material conflict between the adviser's interests and those of the client. If conflicts arise, SGA will vote in accordance with its pre-determined policies.

      As part of recordkeeping the following documents are maintained: (1) copy of the policies and procedures; (2) proxy statements received regarding client securities; (3) a record of each vote cast; (4) a copy of any document created by SGA that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) each written client request for proxy voting records and SGA's written response to any (written or oral) client request for such records. These records are maintained for a period of five years.

                              CATEGORIES OF ISSUES

      It is the policy of SGA to generally vote with management on routine matters affecting the future of the corporation. If we frequently disagree with management, we will generally sell the stock. Occasionally, however when merger proposals or other corporate restructuring are involved, we vote shares we manage based on our best judgment as to what will produce the highest return relative to risk.

      Following are examples of agenda items that SGA generally APPROVES:

Election of Directors: Unless SGA has reason to object to a given director, each director on management's slate is approved.

Approval of Auditors: SGA generally defers to management in picking a CPA firm and votes for management's choice.

Directors' Liability and Indemnification: Since this is a legitimate cost of doing business and important to attracting competent directors, SGA generally approves.

Updating the Corporate Charter: Management periodically asks shareholders to vote for housekeeping updates to its charter and SGA generally approves.

Increase in the Common Share Authorization: As long as the increase is reasonable, SGA generally approves.

Stock Purchase Plans: SGA believes that equity participation plans positively motivate management, directors and employees. Therefore, SGA generally approves stock purchase plans unless we have reason to object.

Stock Option Plans and Stock Participation Plans: If in SGA's judgment and provided that they are not excessive, these plans are generally approved since they motivate management to enhance shareholder value.

      Following are examples of issues presented for shareholder vote that are generally OPPOSED because their approval is judged not to be in the best interest of the client.

Elimination of Pre-Emptive Rights: Pre-emptive rights have value to the stockholder. They can be sold outright or used to buy additional shares, usually at a significant discount to the stock's market price. To approve their elimination would mean giving away something of potential value to the client. Elimination of pre-emptive rights also potentially dilutes the shareholders' proportionate share of current holdings and diminishes shareholder rights or control over management. Therefore, SGA generally opposes their elimination.

Poison Pills: These are usually referred to as Shareholder Rights Plans and are used by management to prevent an unfriendly takeover. Generally, management asks the shareholders to approve a huge increase in authorized common shares often accompanied by the approval of a new issue of preferred stock, the terms of which can be set later by management at the onset of an uninvited bid for the company. SGA generally opposes these and other devices utilized by corporate management to elude acquirers, raiders or other legitimate offers unless it views such devices as likely to increase shareholder value in the future and not just entrench management.

Proposals to Establish Staggered Boards: Since staggered election dates of board members impede hostile acquisitions and serve to entrench current management, they are not in the best interest of the shareholder and are generally opposed. It is SGA's judgment that uninvited bids for the company's stock should not be discouraged. They are usually at a substantial premium over the existing market price, so they can be very profitable to the shareholder. It is better that management have a threat of an unwanted bid to give them the incentive to manage the company for the enhancement of shareholder value.

New Classes of Shares Having Different Voting Rights: These are not in the client's best interest because they are contrary to the principle of "one share one vote" and could dilute the current stockholders' control.

Shareholders Proposals That Offer No Specific Economic Benefit to the Client:
When social issues are proposed by one or more shareholders, SGA evaluates them to determine if their approval will be of economic benefit to the client or whether their adoption will result in additional cost to the company and/or impede its ability to do business. If the proposal offers no economic benefit, it is generally opposed.

                              CONFLICTS OF INTEREST

      SGA's proxy voting policies and procedures are designed to ensure that proxies are properly voted, material conflicts are avoided, and fiduciary obligations are fulfilled.

      SGA personnel may be nominated to serve on the board of directors of a portfolio company. In these cases, the SGA employee serving as director must balance his or her duty owed to SGA's clients with his or her duty owed to all of the shareholders of the Company. The SGA Proxy Committee (the "Committee") will make decision on how to vote the proxies of a portfolio company where an SGA employee serves as director on the board. The Committee presently consists of the three principals of SGA. Any investment professional serving on the committee shall not have primary responsibility for SGA's relationship with the applicable portfolio company.

There any be occasions (although SGA anticipates they would be rare) where the proxy guidelines or policies of one of the managed accounts may conflict with SGA's general guidelines or with the guidelines or policies of another managed account. In such a case, it is SGA's policy to attempt to comply with each of the different client policies so long as, in doing so, SGA continues to comply with ERISA and any other applicable law, regulation and policy. In order to achieve compliance with differing guidelines or policies, it ma be necessary to vote the proxies on a proportionate basis (based on number of shares held). If there is to be a departure from a client's proxy voting policy or guidelines, a Principal of SGA will contact the designated representative at the client to address and resolve the situation as appropriated.

      To obtain information on how Sustainable Growth Advisers, LP has voted proxies, you may contact us at:

                         Sustainable Growth Advisers, LP
                      1285 Ave of the Americas, 35th Floor
                             New York, NY 10019-6028

                            By phone: (212) 554-4997
                             By fax: (212) 554-4964
                          E-mail: mgreve@sgadvisers.com

                 T. ROWE PRICE ASSOCIATES, INC AND T. ROWE PRICE
                               INTERNATIONAL, INC

                      PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

         T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc ("T. ROWE PRICE") recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies which it sponsors and serves as investment adviser ("T. ROWE PRICE FUNDS") and by institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.

         T. Rowe Price has adopted these Proxy Voting Policies and Procedures ("POLICIES AND PROCEDURES") for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

         FIDUCIARY CONSIDERATIONS. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

         CONSIDERATION GIVEN MANAGEMENT RECOMMENDATIONS. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company's management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company's board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company's management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

         PROXY COMMITTEE. T. Rowe Price's Proxy Committee ("PROXY COMMITTEE") is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues of corporate responsibility. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund's Investment Advisory Committee or the counsel client's portfolio manager.

         INVESTMENT SUPPORT GROUP. The Investment Support Group ("INVESTMENT SUPPORT GROUP") is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

         PROXY ADMINISTRATOR. The Investment Support Group will assign a Proxy Administrator ("PROXY ADMINISTRATOR") who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers and regional managers for consideration.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

         In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's proxy voting guidelines, and many of our guidelines are consistent with ISS positions,
T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

MEETING NOTIFICATION

         T. Rowe Price utilizes ISS' voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through ProxyMaster.com, an ISS web-based application. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.

VOTE DETERMINATION

         ISS provides comprehensive summaries of proxy proposals (including social responsibility issues), publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

         Portfolio managers may decide to vote their proxies consistent with T. Rowe Price's policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. In such cases, he or she may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive a weekly report summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their vote. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.

T. ROWE PRICE VOTING POLICIES

         Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:

         Election of Directors - T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. We withhold votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings. We vote against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals.

- Anti-takeover and Corporate Governance Issues - T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights. Also, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights when voting on corporate governance proposals.

- Executive Compensation Issues - T. Rowe Price's goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company's peer group. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock.

- Social and Corporate Responsibility Issues - Vote determinations for corporate responsibility issues are made by the Proxy Committee using ISS voting recommendations. T. Rowe Price generally votes with a company's management on the following social issues unless the issue has substantial economic implications for the company's business and operations which have not been adequately addressed by management:

         -        Corporate environmental practices;

         -        Board diversity;

         -        Employment practices and employment opportunity;

         -        Military, nuclear power and related energy issues;

         - Tobacco, alcohol, infant formula and safety in advertising practices;

         -        Economic conversion and diversification;

         -        International labor practices and operating policies;

         -        Genetically-modified foods;

         -        Animal rights; and

         - Political contributions/activities and charitable contributions.

         Global Portfolio Companies - ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company's domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for foreign markets. The Proxy Committee has reviewed ISS' general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.

         Votes Against Company Management - Where ISS recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast. If a research analyst or portfolio manager believes that management's view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she may elect to vote contrary to management.

         Index and Passively Managed Accounts - Proxy voting for index and other passively-managed portfolios is administered by the Investment Support Group using ISS voting recommendations when their recommendations are consistent with
T. Rowe Price's policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

         Divided Votes - In the unusual situation where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or Price Fund, the Investment Support Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. Opposing votes will be cast only if it is determined to be prudent to do so in light of each client's investment program and objectives. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

         Shareblocking - Shareblocking is the practice in certain foreign countries of "freezing" shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote. T. Rowe Price's policy is generally to vote all shares in shareblocking countries unless, in its experience, trade settlement would be unduly restricted.

         Securities on Loan - The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price's policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

VOTE EXECUTION AND MONITORING OF VOTING PROCESS

         Once the vote has been determined, the Proxy Administrator enters votes electronically into ISS's ProxyMaster system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.

         On a daily basis, the Proxy Administrator queries the ProxyMaster system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders' meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.

         Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.

MONITORING AND RESOLVING CONFLICTS OF INTEREST

         The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting.

         Application of the T. Rowe Price guidelines to vote clients proxies should in most instances adequately address any possible conflicts of interest since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Administrator and the Proxy Committee review all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred by the Proxy Administrator to designated members of the Proxy Committee for immediate resolution. Voting of T. Rowe Price Group, Inc. common stock (sym:
TROW) by certain T. Rowe Price Index Funds will be done in all instances accordance with T. Rowe Price policy and votes inconsistent with policy will not be permitted.

REPORTING AND RECORD RETENTION

         Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.

         T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company's management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC's EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.

                        TEMPLETON INVESTMENT COUNSEL, LLC
                       PROXY VOTING POLICIES & PROCEDURES

RESPONSIBILITY OF TEMPLETON INVESTMENT COUNSEL, LLC TO VOTE PROXIES

Templeton Investment Counsel, LLC (hereinafter "TIC") has delegated its administrative duties with respect to voting proxies to Franklin Templeton Companies, LLC ("FTC,LLC"), a company wholly owned by Franklin Resources, Inc. which provides a variety of administrative services including legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies which TIC sponsors and any separate accounts managed by TIC) that has either delegated proxy voting administrative responsibility to FTC,LLC or has asked for information on the issues to be voted. FTC,LLC will then vote proxies on behalf of those clients who have properly delegated such responsibility or will inform clients that have not delegated the voting responsibility but who have requested voting advice about TIC's views on such proxy votes. This service is also provided by FTC,LLC to other advisory affiliates of TIC within the Franklin Templeton organization.

HOW TEMPLETON INVESTMENT COUNSEL, LLC VOTES PROXIES

FIDUCIARY CONSIDERATIONS

All proxies will be voted based upon TIC's instructions and/or policies. TIC will vote proxies solely in the interests of the client, TIC managed fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. As a matter of policy, the officers, directors and employees of FTC,LLC and TIC will not be influenced by outside sources whose interests conflict with the interests of clients, shareholders or participants and beneficiaries. Any conflict of interest will be resolved in the interests of the client, shareholders or participants and beneficiaries.

WEIGHT GIVEN MANAGEMENT RECOMMENDATIONS

One of the primary factors TIC considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, TIC believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues should be resolved. As a matter of practice, the vote with respect to most issues will be cast in accordance with the position of the company's management, unless it is determined that the ratification of management's position would adversely affect the investment merits of owning the stock. Each issue, however, is considered on its own merits, and the position of the company's

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 2

management will not be supported in any situation where it is found not to be in the best interests of our clients.

GENERAL PROXY VOTING GUIDELINES

TIC has adopted the general guidelines for voting proxies (attached as Exhibits A and B). Although these guidelines are to be followed as a general policy, in all cases each proxy will be considered based on the relevant facts and circumstances. As Exhibits A and B cannot provide an exhaustive list of all the issues that may arise, any issues which are substantially similar to ones listed will be voted in accordance with these guidelines.

In all of the situations outlined in Exhibits A and B, the FTC,LLC Proxy Group will review each proxy upon receipt as well as the materials and recommendations that they receive from Institutional Shareholder Services, Inc. ("ISS"), an unaffiliated research service. A member of the Proxy Group will consult with the research analyst who follows the security and/or legal counsel before voting on a particular issue which is not covered in the general guidelines. Any time an agenda item does not fall within the general guidelines of TIC's policies, the Proxy Group must obtain voting instructions from TIC prior to processing that vote.

TIC'S POLICY ON ANTI-TAKEOVER ISSUES

TIC generally opposes anti-takeover measures since they reduce shareholder rights. However, as with all proxy issues, TIC conducts an independent review of each anti-takeover proposal. On occasion, TIC may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm clients' interests as stockholders.

Anti-takeover issues include the following:

         FAIR PRICE PROVISIONS. Fair price provisions attempt to ensure approximately equal treatment for all shareholders in the event of a full-scale takeover. Typically, such a provision requires would-be acquirers that have established threshold positions in target companies at given per-share prices to pay at least as much if they opt for complete control, unless certain conditions are met.

         SUPERMAJORITY RULES. Supermajority provisions require approval by holders of minimum amounts of the common shares (usually 75-80%). While applied mainly to merger bids, supermajority rules may also be extended to cover substantive transfers of corporate assets, liquidations, reverse splits and removal of directors for reasons other than cause. A supermajority provision would make it nearly impossible in some cases for shareholders to benefit from a takeover attempt.

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 3

         BOARD CLASSIFICATION. High on the agenda of defense-minded corporate executives are staggered terms for directors, whereby only some (typically one-third) of the directors are elected each year. The "Staggered Board" acts as a bar to unwelcome takeover bids. An aggressive, affluent acquirer would need two years to gain a working majority of directors at a company whose Board members are elected to staggered three-year terms of office.

         SUPERSTOCK. Another takeover defense is superstock (i.e. shares that give holders disproportionate voting rights). For example, a company could propose authorizing a class of preferred stock which could be issued in a private placement with one or more institutional investors and could be designated as having voting rights which might dilute or limit the present voting rights of the holders of common stock. The purpose of this additional class of stock would be to give insiders an edge in fending off an unsolicited or hostile takeover attempt.

         POISON PILLS. The "poison pill" entitles shareholders to purchase certain securities at discount prices in the event of a change in corporate control. Such a measure would make a potential takeover prohibitively expensive to the acquirer.

         GREENMAIL. Proposals relating to the prohibition of "greenmail" are designed to disallow the repurchase of stock from a person or group owning 5% or more of the company's common stock unless approved by the disinterested holders of two-thirds or more of the outstanding stock. They could also prevent the company from repurchasing any class of stock at a price more than 5% above the current fair market price unless an offer is made to all stockholders.

PROXY PROCEDURES

FTC,LLC understands its responsibility to process proxies and maintain proxy records. In addition, TIC understands its duty to vote proxies and that proxy voting decisions may affect the value of the shares of stock. Therefore, FTC,LLC will attempt to process every vote for all domestic and foreign proxies which it receives. However, there are situations in which FTC,LLC cannot process foreign proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group will refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice too late, may be unable to obtain a timely translation, or may be unable to obtain voting instructions from TIC prior to the cut-off date. In addition, if TIC has outstanding sell orders in a country which blocks trading for a specific period of time prior to its companies' annual meetings, the proxies for those meetings will not be voted in order to facilitate the sale of those securities.

Moreover, there may be situations in which TIC would request a client or clients to vote their shares themselves. For example, such a request may be made if clients have

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 4

represented to TIC that their position on a particular issue differs from the TIC's position. TIC may also ask clients to vote their shares to facilitate ownership of a particular security that TIC believes to be a beneficial asset in a portfolio but where a foreign jurisdiction has set ownership limitations based on voting authority.

TIC may abstain from voting on an agenda item instead or in lieu of voting against that item. There are some jurisdictions in which a shareholder is given the choice of voting for, against or abstaining on an agenda item. For example, if "Other Business" is listed on the agenda with no further information, TIC may enter an "abstain" vote so that the company is on notice that if it had provided additional information, TIC may have voted in favor of that item. TIC will not vote in favor of "Other Business" where that business is not clearly explained in the proxy materials. TIC may also enter an "abstain" vote on the election of certain directors from time to time based on individual situations. In some jurisdictions, an "abstain" vote is viewed exactly the same as a vote against an item, thereby making either a vote against or an abstention interchangeable.

The following describes the standard procedures that are to be followed with respect to carrying out TIC's proxy policy:

1. All proxy materials received will be recorded immediately in a computer database to maintain control over such materials.

2. The Proxy Group will review each proxy upon receipt and any materials, reports or recommendations from ISS to determine if there are any issues which require input from a research analyst or legal counsel.

3. In determining how to vote, TIC will consider the general guidelines described in its proxy policy.

4. The Proxy Group is responsible for preparing the documentation that supports TIC's voting position. Such documentation will include, but is not limited to, memoranda describing the position it has taken, why that position is in the best interest of its clients (including separate accounts such as ERISA accounts as well as mutual funds), an indication of whether it supported management (and if it did not support management, a discussion rebutting the general presumption that we will support management), any information provided by ISS and any other relevant information. Additionally, the Proxy Group may include information obtained from the research analyst and/or legal counsel.

5. After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created.

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 5

6. The Proxy Group is responsible for maintaining appropriate files concerning proxy information. Such files will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. All files will be retained for six years, copies of which will be disseminated in whole or in part to any client upon request.

7. The Proxy Group will attempt to send TIC's vote on all proxies to ISS for processing at least three days prior to the meeting for U.S. securities and ten days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy ten days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to ISS in ample time.

8. At the end of each quarter, a computerized report is produced by the Proxy Group for each client that has requested that FTC,LLC furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the quarter and the position taken with respect to each issue. The report is sent to the client by the Proxy Group with one copy retained in the client's file and one copy forwarded to the appropriate portfolio manager. Monthly or annual reports will also be furnished upon request.

9. If the Proxy Group learns of a vote on a material event that will affect a security on loan, we will then notify Fund Treasury who will contact the Custodian Bank in an effort to retrieve the securities. TIC shall use best efforts to call such loans or use other practicable and legally enforceable means to ensure that the Fund is able to fulfill its fiduciary duty to vote proxies with respect to such loaned securities.

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 6

------------------------------------------------------------------------------------------------------------------
EXHIBIT A:                                                                     FOR          AGAINST       DETAILED
MANAGEMENT PROPOSALS                                                         PROPOSAL       PROPOSAL       REVIEW
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Accept Financial Statements & Statutory Reports                                 X
------------------------------------------------------------------------------------------------------------------
Adopt New Articles/Charter Privatization-Related                                X
------------------------------------------------------------------------------------------------------------------
Adopt or Amend Dividend Reinvestment Plan                                       X
------------------------------------------------------------------------------------------------------------------
Adopt Supermajority provision to Defend Against Takeover Attempt                               X
------------------------------------------------------------------------------------------------------------------
Adopt/Incorporate Supermajority Vote to Remove Director                         X
------------------------------------------------------------------------------------------------------------------
Allow Agencies to Rate Offered Securities                                       X
------------------------------------------------------------------------------------------------------------------
Allow Board to Set its Own Size                                                 X
------------------------------------------------------------------------------------------------------------------
Allow Questions                                                                 X
------------------------------------------------------------------------------------------------------------------
Amend Articles Board-Related                                                    X
------------------------------------------------------------------------------------------------------------------
Amend Articles Organization-Related                                             X
------------------------------------------------------------------------------------------------------------------
Amend Articles/Charter Compensation-Related                                     X
------------------------------------------------------------------------------------------------------------------
Amend Articles/Charter Equity-Related                                           X
------------------------------------------------------------------------------------------------------------------
Amend Articles/Charter General Matters                                          X
------------------------------------------------------------------------------------------------------------------
Amend Articles/Charter Governance-Related                                       X
------------------------------------------------------------------------------------------------------------------
Amend Bylaws without Shareholder Consent                                        X
------------------------------------------------------------------------------------------------------------------
Amend Charter - Change in Capital                                               X
------------------------------------------------------------------------------------------------------------------
Amend Charter or Bylaws Non-Routine                                             X
------------------------------------------------------------------------------------------------------------------
Amend Corporate Purpose                                                         X
------------------------------------------------------------------------------------------------------------------
Amend Employee Stock Purchase Plan to Increase Shares                           X
------------------------------------------------------------------------------------------------------------------
Amend Incentive Stock Option Plan to Increase Shares                                           X
------------------------------------------------------------------------------------------------------------------
Amend Non-Employee Director Plan - Change Terms                                                X
------------------------------------------------------------------------------------------------------------------
Amend Non-Employee Director Restricted Stock Plan                               X
------------------------------------------------------------------------------------------------------------------
Amend Omnibus Stock Plan to Increase Shares                                     X
------------------------------------------------------------------------------------------------------------------
Amend Quorum Requirements                                                       X
------------------------------------------------------------------------------------------------------------------
Amend Restricted Stock Plan-Increase Shares (up to 5% of outstanding)           X
------------------------------------------------------------------------------------------------------------------
Amend Stock Appreciation Rights Plan-Increase Shares                            X
------------------------------------------------------------------------------------------------------------------
Amend Stock Option Plan to Increase Shares                                                     X
------------------------------------------------------------------------------------------------------------------
Amend Terms of Outstanding Options                                                             X
------------------------------------------------------------------------------------------------------------------
Amend Voting Rights of Existing Stock (increasing rights)                       X
------------------------------------------------------------------------------------------------------------------
Announce Vacancies on Supervisory Board                                         X
------------------------------------------------------------------------------------------------------------------
Appoint Censor(s)                                                               X
------------------------------------------------------------------------------------------------------------------
Appoint Directors Between Meetings                                              X
------------------------------------------------------------------------------------------------------------------
Appoint Shareholders' Committee Members                                         X
------------------------------------------------------------------------------------------------------------------
Appoint, Approve or Ratify Auditors, Alternate, Deputy &/or Internal            X
Statutory Auditors
------------------------------------------------------------------------------------------------------------------
Approve Accounting Treatment of Merger                                          X
------------------------------------------------------------------------------------------------------------------
Approve Acquisition                                                             X
------------------------------------------------------------------------------------------------------------------
Approve Affiliation Agreements w/Subsidiary                                     X
------------------------------------------------------------------------------------------------------------------
Approve Allocation of Income and Dividends                                      X
------------------------------------------------------------------------------------------------------------------

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 7

-------------------------------------------------------------------------------------------------------------
Approve Annual Financial Statements if Independent Auditors Rendered            X
Unqualified Opinion
-------------------------------------------------------------------------------------------------------------
Approve Appraisal Rights for Minority Shareholders                              X
-------------------------------------------------------------------------------------------------------------
Approve Bond Repurchase                                                         X
-------------------------------------------------------------------------------------------------------------
Approve Bonus to Family of Deceased Director &/or Auditor                       X
-------------------------------------------------------------------------------------------------------------
Approve Changes (Decrease/Increase) in Authorized, Stated or Share              X
Capital
-------------------------------------------------------------------------------------------------------------
Approve Changes (Decrease/Increase) in Size or Size Range of Board              X
-------------------------------------------------------------------------------------------------------------
Approve Compensation/Related Issues - Directors, Auditors &/or Committees       X
-------------------------------------------------------------------------------------------------------------
Approve Continuation - Canadian &/or Provincial Board Certified                 X
Accountant
-------------------------------------------------------------------------------------------------------------
Approve Control Share Acquisition                                               X
-------------------------------------------------------------------------------------------------------------
Approve Conversion from Closed End to Open End Fund                             X
-------------------------------------------------------------------------------------------------------------
Approve Conversion to Delaware Business Trust or Series Trust                   X
-------------------------------------------------------------------------------------------------------------
Approve Conversion to Self-Managed REIT                                         X
-------------------------------------------------------------------------------------------------------------
Approve Creation of Conditional Capital                                         X
-------------------------------------------------------------------------------------------------------------
Approve Director/Officer Liability &/or Indemnity Policy or Provisions          X
-------------------------------------------------------------------------------------------------------------
Approve Discharge of Auditors                                                   X
-------------------------------------------------------------------------------------------------------------
Approve Discharge of Board, Supervisory Board, Management, &/or President       X
-------------------------------------------------------------------------------------------------------------
Approve Disposition of Assets & Liquidation of Company                          X
-------------------------------------------------------------------------------------------------------------
Approve Distribution Agreement                                                  X
-------------------------------------------------------------------------------------------------------------
Approve Dividend - Company Held Shares                                          X
-------------------------------------------------------------------------------------------------------------
Approve Dividends                                                               X
-------------------------------------------------------------------------------------------------------------
Approve Dual Class Stock Recapitalization - foreign securities only             X
-------------------------------------------------------------------------------------------------------------
Approve Exchange of Debt for Equity                                             X
-------------------------------------------------------------------------------------------------------------
Approve Executive Loans to Exercise or Not to Exercise Options                                 X
-------------------------------------------------------------------------------------------------------------
Approve Financial Assistance/Stock Purchase/Option                                             X
-------------------------------------------------------------------------------------------------------------
Approve Formation of a Holding Company                                          X
-------------------------------------------------------------------------------------------------------------
Approve Incentive Stock Option Plan                                                            X
-------------------------------------------------------------------------------------------------------------
Approve Investment and Financial Policies                                       X
-------------------------------------------------------------------------------------------------------------
Approve Issuance of Eurobonds                                                   X
-------------------------------------------------------------------------------------------------------------
Approve Issuance of Shares for Private Placement                                X
-------------------------------------------------------------------------------------------------------------
Approve Issuance with or without Preemptive Rights                              X
-------------------------------------------------------------------------------------------------------------
Approve Joint Venture Agreement                                                 X
-------------------------------------------------------------------------------------------------------------
Approve Listing on Secondary Exchange                                           X
-------------------------------------------------------------------------------------------------------------
Approve Merger Agreement                                                        X
-------------------------------------------------------------------------------------------------------------
Approve Merger by Absorption                                                    X
-------------------------------------------------------------------------------------------------------------
Approve Merger of Funds                                                         X
-------------------------------------------------------------------------------------------------------------
Approve Minutes of Meeting                                                      X
-------------------------------------------------------------------------------------------------------------
Approve Newspaper Meeting Announcements                                         X
-------------------------------------------------------------------------------------------------------------
Approve Non-Employee Director Plan                                                             X
-------------------------------------------------------------------------------------------------------------

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 8

--------------------------------------------------------------------------------------------------------------
Approve Non-Employee Director Stock Awards In Lieu of Cash                      X
--------------------------------------------------------------------------------------------------------------
Approve Omnibus Stock Plan                                                      X
--------------------------------------------------------------------------------------------------------------
Approve Plan of Liquidation                                                     X
--------------------------------------------------------------------------------------------------------------
Approve Proposed Changes to Bank Charter                                        X
--------------------------------------------------------------------------------------------------------------
Approve Public Offer of Subsidiary                                              X
--------------------------------------------------------------------------------------------------------------
Approve Recapitalization Plan                                                   X
--------------------------------------------------------------------------------------------------------------
Approve Reorganization Plan                                                     X
--------------------------------------------------------------------------------------------------------------
Approve Repricing of Options                                                                   X
--------------------------------------------------------------------------------------------------------------
Approve Repricing of Underwater Options                                                        X
--------------------------------------------------------------------------------------------------------------
Approve Restricted Stock Plan                                                                  X
--------------------------------------------------------------------------------------------------------------
Approve Restructuring Plan                                                      X
--------------------------------------------------------------------------------------------------------------
Approve Retirement Benefits for Nonexecutive Directors                                         X
--------------------------------------------------------------------------------------------------------------
Approve Retirement Bonus for Director &/or Statutory Auditors                                  X
--------------------------------------------------------------------------------------------------------------
Approve Reverse Stock Split/Decrease Shares                                     X
--------------------------------------------------------------------------------------------------------------
Approve Sale of Company Assets                                                  X
--------------------------------------------------------------------------------------------------------------
Approve Share Plan Grant                                                        X
--------------------------------------------------------------------------------------------------------------
Approve Special Auditors Report on Related-Party Transactions                   X
--------------------------------------------------------------------------------------------------------------
Approve Spin-Off Agreement                                                      X
--------------------------------------------------------------------------------------------------------------
Approve Standard Accounting Transfers                                           X
--------------------------------------------------------------------------------------------------------------
Approve Statistics; Allocate Income; Discharge Director                         X
--------------------------------------------------------------------------------------------------------------
Approve Stock Appreciation Rights Plan                                          X
--------------------------------------------------------------------------------------------------------------
Approve Stock Award to Executive                                                X
--------------------------------------------------------------------------------------------------------------
Approve Stock Classes/Same Voting Rights                                        X
--------------------------------------------------------------------------------------------------------------
Approve Stock Dividend Program                                                  X
--------------------------------------------------------------------------------------------------------------
Approve Stock Split                                                             X
--------------------------------------------------------------------------------------------------------------
Approve Stock-for-Salary/Bonus Plan                                             X
--------------------------------------------------------------------------------------------------------------
Approve Transaction with a Related Party                                                       X
--------------------------------------------------------------------------------------------------------------
Approve Unlimited Capital Authorization                                                        X
--------------------------------------------------------------------------------------------------------------
Approve/Amend 401(k) Plan                                                       X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Bundled or Deferred Compensation Plans                            X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Employee Stock Purchase Plan                                      X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Employment Agreements                                             X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Executive Incentive Bonus Plan                                    X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Executive Stock Option Plan or Stock Option Plan Grants                          X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Investment Advisory or Subadvisory Agreement                      X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Option Plan/Overseas Employees                                    X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Performance Award Plan                                            X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Security Transfer Restrictions                                    X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Stock Ownership Limitations                                       X
--------------------------------------------------------------------------------------------------------------
Approve/Amend Supplemental Retirement Plan                                      X
--------------------------------------------------------------------------------------------------------------
Authorize "Blank Check" Preferred Stock                                                        X
--------------------------------------------------------------------------------------------------------------
Authorize Board to Fill Vacancies                                               X
--------------------------------------------------------------------------------------------------------------
Authorize Board to Set Terms of Preferred                                       X
--------------------------------------------------------------------------------------------------------------

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 9

--------------------------------------------------------------------------------------------------------------
Authorize Filing of Documents                                                   X
--------------------------------------------------------------------------------------------------------------
Authorize Issuance of Bonds/Debentures                                          X
--------------------------------------------------------------------------------------------------------------
Authorize Issuance of Investment Certificates                                   X
--------------------------------------------------------------------------------------------------------------
Authorize New Class of Common &/or Preferred Stock                              X
--------------------------------------------------------------------------------------------------------------
Authorize or Renew Shareholders Rights Plan (Poison Pill)                                      X
--------------------------------------------------------------------------------------------------------------
Authorize Reissuance of Repurchased Shares                                      X
--------------------------------------------------------------------------------------------------------------
Authorize Share Repurchase Program                                              X
--------------------------------------------------------------------------------------------------------------
Authorize Stock with Other Than One Vote/Share                                  X
--------------------------------------------------------------------------------------------------------------
Authorize Superstock to Defend Against Takeover Attempt                                        X
--------------------------------------------------------------------------------------------------------------
Board Delegate Powers to Committees                                             X
--------------------------------------------------------------------------------------------------------------
Board to Execute Approved Resolutions                                           X
--------------------------------------------------------------------------------------------------------------
Cancellation of Company Treasury Shares                                         X
--------------------------------------------------------------------------------------------------------------
Capitalize Reserves for Bonus Issue/Par                                         X
--------------------------------------------------------------------------------------------------------------
Change Company Name                                                             X
--------------------------------------------------------------------------------------------------------------
Change Date/Location of Annual Meeting                                          X
--------------------------------------------------------------------------------------------------------------
Change Denomination of Shares to Euro                                           X
--------------------------------------------------------------------------------------------------------------
Change Fundamental Investment Policy                                            X
--------------------------------------------------------------------------------------------------------------
Change Location of Registered Office                                            X
--------------------------------------------------------------------------------------------------------------
Change State of Incorporation                                                   X
--------------------------------------------------------------------------------------------------------------
Classification of Board of Directors                                                                       X
--------------------------------------------------------------------------------------------------------------
Close Meeting                                                                   X
--------------------------------------------------------------------------------------------------------------
Consider Non-financial Effects of Mergers                                       X
--------------------------------------------------------------------------------------------------------------
Convert Securities (e.g. Participation Certif., Multiple Voting Shares          X
to Common)
--------------------------------------------------------------------------------------------------------------
Create Position of Honorary Director                                            X
--------------------------------------------------------------------------------------------------------------
Create/Eliminate Special Shares Held by Government                              X
--------------------------------------------------------------------------------------------------------------
Declassify the Board of Directors                                                                          X
--------------------------------------------------------------------------------------------------------------
Designate Inspector of Meeting Minutes                                          X
--------------------------------------------------------------------------------------------------------------
Designate Risk Assessment Companies                                             X
--------------------------------------------------------------------------------------------------------------
Directors May Only Be Removed for Cause                                         X
--------------------------------------------------------------------------------------------------------------
Dividend Distributions                                                          X
--------------------------------------------------------------------------------------------------------------
Elect Chairman of Meeting                                                       X
--------------------------------------------------------------------------------------------------------------
Elect Company Clerk/Secretary                                                   X
--------------------------------------------------------------------------------------------------------------
Elect Directors for Different Classes of Shares                                 X
--------------------------------------------------------------------------------------------------------------
Elect Directors, Alternate/Deputy Directors, Opposition Slate                   X
--------------------------------------------------------------------------------------------------------------
Elect Employee Representative to the Board                                      X
--------------------------------------------------------------------------------------------------------------
Elect Members of Election Committee                                             X
--------------------------------------------------------------------------------------------------------------
Elect Members/Deputy Members                                                    X
--------------------------------------------------------------------------------------------------------------
Elect Representative - Holders of Savings Shares                                X
--------------------------------------------------------------------------------------------------------------
Elect Supervisory Board Member                                                  X
--------------------------------------------------------------------------------------------------------------
Election of Directors                                                           X
--------------------------------------------------------------------------------------------------------------
Eliminate Class of Common &/or Preferred Stock                                  X
--------------------------------------------------------------------------------------------------------------
Eliminate Preemptive Rights                                                                    X
--------------------------------------------------------------------------------------------------------------
Eliminate Right to Call Special Meeting                                         X
--------------------------------------------------------------------------------------------------------------

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 10

--------------------------------------------------------------------------------------------------------------
Eliminate/Adjust Par Value of Common Stock                                      X
--------------------------------------------------------------------------------------------------------------
Elimination of Cumulative Voting                                                               X
--------------------------------------------------------------------------------------------------------------
Elimination of Written Consent                                                                 X
--------------------------------------------------------------------------------------------------------------
Establish/Alter Director Retirement Policy                                      X
--------------------------------------------------------------------------------------------------------------
Extend Redemption Date of Common &/or Preferred Stock                           X
--------------------------------------------------------------------------------------------------------------
Fair Price Amendment                                                                           X
--------------------------------------------------------------------------------------------------------------
Fix Number of Directors                                                         X
--------------------------------------------------------------------------------------------------------------
Increase Capital for Share Exchange Offer                                       X
--------------------------------------------------------------------------------------------------------------
Increase Common Stock and Split                                                 X
--------------------------------------------------------------------------------------------------------------
Increase Common/Authorize New Common &/or New Preferred                         X
--------------------------------------------------------------------------------------------------------------
Increase Stock for Rights Plan                                                  X
--------------------------------------------------------------------------------------------------------------
Increase/Reduce Authorized Common &/or Preferred Stock                          X
--------------------------------------------------------------------------------------------------------------
Issue Bonds with Warrants with or without Preemptive Rights                     X
--------------------------------------------------------------------------------------------------------------
Issue Common Upon Conversion of Preferred                                       X
--------------------------------------------------------------------------------------------------------------
Issue Convertible Bonds with or without Preemptive Rights                       X
--------------------------------------------------------------------------------------------------------------
Issue Equity/Convertible Subsidiary Securities                                  X
--------------------------------------------------------------------------------------------------------------
Issue options below book value                                                                 X
--------------------------------------------------------------------------------------------------------------
Issue options to members of management owning 25% or more of outstanding                       X
stock
--------------------------------------------------------------------------------------------------------------
Issue Shares for Acquisition                                                    X
--------------------------------------------------------------------------------------------------------------
Issue Shares for Option Scheme                                                  X
--------------------------------------------------------------------------------------------------------------
Issue Shares if Tender/Exchange Offer                                           X
--------------------------------------------------------------------------------------------------------------
Issue Shares with Warrants with or without Preemptive Rights                    X
--------------------------------------------------------------------------------------------------------------
Issue Warrants with or without Preemptive Rights                                X
--------------------------------------------------------------------------------------------------------------
Issue Warrants/Convertible Debentures                                           X
--------------------------------------------------------------------------------------------------------------
Limit or Eliminate Shareholder's Right to Call Special Meetings                                X
--------------------------------------------------------------------------------------------------------------
Miscellaneous Proposal Company-Specific                                         X
--------------------------------------------------------------------------------------------------------------
Open Meeting                                                                    X
--------------------------------------------------------------------------------------------------------------
Opt Out of Control Share Acquisition Law                                        X
--------------------------------------------------------------------------------------------------------------
Other Business                                                                                             X
--------------------------------------------------------------------------------------------------------------
Prepare and Approve List of Shareholders                                        X
--------------------------------------------------------------------------------------------------------------
Prohibition of Greenmail                                                                       X
--------------------------------------------------------------------------------------------------------------
Ratification of Management Actions During the Year                              X
--------------------------------------------------------------------------------------------------------------
Ratify Past Issuance of Shares                                                  X
--------------------------------------------------------------------------------------------------------------
Receive Financial Statements and Statutory Reports                              X
--------------------------------------------------------------------------------------------------------------
Receive Shareholders' Committee Report                                          X
--------------------------------------------------------------------------------------------------------------
Reduce Share Ownership Disclosure                                               X
--------------------------------------------------------------------------------------------------------------
Reduce Supermajority Vote Requirement(s)                                        X
--------------------------------------------------------------------------------------------------------------
Reduce/Cancel Share Premium Account                                             X
--------------------------------------------------------------------------------------------------------------
Reimbursement of Proxy Contest Expenses                                         X
--------------------------------------------------------------------------------------------------------------
Reincorporation with an "Anti-takeover" Amendment                                              X
--------------------------------------------------------------------------------------------------------------
Remove Age Restriction for Directors                                            X
--------------------------------------------------------------------------------------------------------------
Remove Anti-takeover Provision(s)                                               X
--------------------------------------------------------------------------------------------------------------
Renew Partial Takeover Provision                                                X
--------------------------------------------------------------------------------------------------------------

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 11

--------------------------------------------------------------------------------------------------------------
Renew Unmarketable Parcels Provision                                            X
--------------------------------------------------------------------------------------------------------------
Repurchase Shares/Tender Exchange Offer                                         X
--------------------------------------------------------------------------------------------------------------
Require Advance Notice/Shareholder Proposals/Nominations                        X
--------------------------------------------------------------------------------------------------------------
Rescind Fair Price Provision                                                    X
--------------------------------------------------------------------------------------------------------------
Restrict Right to Call Special Meeting                                                         X
--------------------------------------------------------------------------------------------------------------
Set Limit for Capital Increases                                                 X
--------------------------------------------------------------------------------------------------------------
Set Number Members/Deputy Member Board                                          X
--------------------------------------------------------------------------------------------------------------
Supermajority Requirement for Repeal of Anti-takeover Amendments                               X
--------------------------------------------------------------------------------------------------------------
Use Capital Authority - Tender/Exchange Offer                                   X
--------------------------------------------------------------------------------------------------------------
Waive Control Share Acquisition Provision                                       X
--------------------------------------------------------------------------------------------------------------

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 12

------------------------------------------------------------------------------------------------------------------
EXHIBIT B:                                                                  FOR          AGAINST          DETAILED
SHAREHOLDER PROPOSALS                                                     PROPOSAL       PROPOSAL          REVIEW
------------------------------------------------------------------------------------------------------------------
Adopt or Provide for Confidential Voting                                      X
------------------------------------------------------------------------------------------------------------------
Allow Representative on Board                                                 X
------------------------------------------------------------------------------------------------------------------
Amend Terms of Existing Poison Pill                                           X
------------------------------------------------------------------------------------------------------------------
Avoid Export of US Jobs (Outsourcing)                                                         X
------------------------------------------------------------------------------------------------------------------
Cease Tobacco-Related Advertising                                                             X
------------------------------------------------------------------------------------------------------------------
Change Date/Time of Annual Meeting                                            X
------------------------------------------------------------------------------------------------------------------
Change Size of Board of Directors                                             X
------------------------------------------------------------------------------------------------------------------
Convert Closed-End Fund to Open-End Fund                                      X
------------------------------------------------------------------------------------------------------------------
Declassify the Board of Directors                                                                             X
------------------------------------------------------------------------------------------------------------------
Do Not Support Abortion-Related Activity                                      X
------------------------------------------------------------------------------------------------------------------
Elect Shareholder-Nominee to Board - Financial/Fiscal  Purpose                X
------------------------------------------------------------------------------------------------------------------
Elect Shareholder-Nominee to Board - Political Purpose                                        X
------------------------------------------------------------------------------------------------------------------
Eliminate Cumulative Voting                                                                   X
------------------------------------------------------------------------------------------------------------------
Eliminate Discretionary Voting/Unmarked Proxies                               X
------------------------------------------------------------------------------------------------------------------
Eliminate Retirement Benefits for Nonexecutive Directors                      X
------------------------------------------------------------------------------------------------------------------
Eliminate/Restrict/Vote on Severance Agreement                                X
------------------------------------------------------------------------------------------------------------------
End Production of Tobacco Products                                                            X
------------------------------------------------------------------------------------------------------------------
Endorse Ceres Principles                                                                      X
------------------------------------------------------------------------------------------------------------------
Establish a Compensation Committee                                            X
------------------------------------------------------------------------------------------------------------------
Establish a Nominating Committee                                              X
------------------------------------------------------------------------------------------------------------------
Establish Director Stock Ownership Requirements                               X
------------------------------------------------------------------------------------------------------------------
Establish Mandatory Retirement Age for Directors                                              X
------------------------------------------------------------------------------------------------------------------
Establish Other Board Committee                                               X
------------------------------------------------------------------------------------------------------------------
Establish Shareholder Advisory Committee                                      X
------------------------------------------------------------------------------------------------------------------
Establish Term Limits for Directors                                                           X
------------------------------------------------------------------------------------------------------------------
Have Majority of Independent Directors                                        X
------------------------------------------------------------------------------------------------------------------
Hire Advisor/Maximize Shareholder Value                                       X
------------------------------------------------------------------------------------------------------------------
Implement or Report on MacBride Principles                                                    X
------------------------------------------------------------------------------------------------------------------
Increase Disclosure of Executive Compensation                                 X
------------------------------------------------------------------------------------------------------------------
Initiate Payment of Cash Dividend                                             X
------------------------------------------------------------------------------------------------------------------
Investigate Proxy Voting History                                              X
------------------------------------------------------------------------------------------------------------------
Limit Committees to Independent Directors                                     X
------------------------------------------------------------------------------------------------------------------
Limit Discretionary Proxy Authority                                           X
------------------------------------------------------------------------------------------------------------------
Limit Executive Compensation                                                                  X
------------------------------------------------------------------------------------------------------------------
Limit Number of Boards a Director Can Sit On                                                  X
------------------------------------------------------------------------------------------------------------------
Liquidate Company Assets/Distribute Proceeds                                  X
------------------------------------------------------------------------------------------------------------------
Opt Out of State Anti-takeover Laws                                           X
------------------------------------------------------------------------------------------------------------------
Phase Out Nuclear Facilities                                                                  X
------------------------------------------------------------------------------------------------------------------
Prepare Environmental Supplement to Annual Report                                             X
------------------------------------------------------------------------------------------------------------------
Prepare Report on Foreign Military Sales                                                      X
------------------------------------------------------------------------------------------------------------------
Prepare Report on Health Care Reform                                                          X
------------------------------------------------------------------------------------------------------------------

TEMPLETON INVESTMENT COUNSEL, LLC
PROXY VOTING POLICIES & PROCEDURES
December 31, 2002
Page 13

--------------------------------------------------------------------------------------------------------------
Prepare Report to Promote EEOC-Related Activity                                               X
--------------------------------------------------------------------------------------------------------------
Prepare Tobacco-Related Report                                                                X
--------------------------------------------------------------------------------------------------------------
Prohibit Contributions to Directors' Charities                                X
--------------------------------------------------------------------------------------------------------------
Prohibit Directors from being Commercially Related to Co.                     X
--------------------------------------------------------------------------------------------------------------
Prohibit Smoking in Company Facilities                                        X
--------------------------------------------------------------------------------------------------------------
Reduce or Eliminate Toxic Wastes or Emissions                                                 X
--------------------------------------------------------------------------------------------------------------
Reduce or Eliminate Use of Chlorine Bleach                                                    X
--------------------------------------------------------------------------------------------------------------
Reduce Supermajority Vote Requirement                                         X
--------------------------------------------------------------------------------------------------------------
Reincorporate in Another State                                                X
--------------------------------------------------------------------------------------------------------------
Remove Anti-takeover Provisions                                               X
--------------------------------------------------------------------------------------------------------------
Remove Existing Directors                                                                     X
--------------------------------------------------------------------------------------------------------------
Report on Alcohol Advertising to Minors                                                       X
--------------------------------------------------------------------------------------------------------------
Report on Bank Lending Policies                                                               X
--------------------------------------------------------------------------------------------------------------
Report on Charitable Contributions                                                            X
--------------------------------------------------------------------------------------------------------------
Report on Economic Conversion of Defense Business                                             X
--------------------------------------------------------------------------------------------------------------
Report on Environmental Liabilities                                                           X
--------------------------------------------------------------------------------------------------------------
Report on Executive Compensation                                                              X
--------------------------------------------------------------------------------------------------------------
Report on Government Service of Employees                                                     X
--------------------------------------------------------------------------------------------------------------
Report on Maquiladora Operations                                                              X
--------------------------------------------------------------------------------------------------------------
Report on NAFTA                                                                               X
--------------------------------------------------------------------------------------------------------------
Report on Political Contributions/Acts                                                        X
--------------------------------------------------------------------------------------------------------------
Require 2 Candidates for Each Board Seat                                                      X
--------------------------------------------------------------------------------------------------------------
Require Director Nominee Qualifications                                       X
--------------------------------------------------------------------------------------------------------------
Require Directors Fees to be Paid in Stock                                                    X
--------------------------------------------------------------------------------------------------------------
Restore Executive Compensation Plan Awards                                    X
--------------------------------------------------------------------------------------------------------------
Restore or Provide for Cumulative Voting                                      X
--------------------------------------------------------------------------------------------------------------
Restore Preemptive Rights of Shareholder                                                      X
--------------------------------------------------------------------------------------------------------------
Rotate Annual Meeting Location                                                                X
--------------------------------------------------------------------------------------------------------------
Seek Sale of Company/Assets                                                                   X
--------------------------------------------------------------------------------------------------------------
Separate Chairman and CEO Positions                                           X
--------------------------------------------------------------------------------------------------------------
Spin Off Tobacco-Related Business                                                             X
--------------------------------------------------------------------------------------------------------------
Submit All Acquisition Offers for Shareholder Vote                                            X
--------------------------------------------------------------------------------------------------------------
Submit Executive Compensation to Vote                                                         X
--------------------------------------------------------------------------------------------------------------
Submit Preferred Stock Issuance to Vote                                                       X
--------------------------------------------------------------------------------------------------------------
Submit Rights Plan to a Vote                                                                  X
--------------------------------------------------------------------------------------------------------------
Terminate Executive Compensation Plan                                                         X
--------------------------------------------------------------------------------------------------------------
Use U.S. Label/Advertising Standard Abroad                                                    X
--------------------------------------------------------------------------------------------------------------

                           UBS GLOBAL ASSET MANAGEMENT

                              CORPORATE GOVERNANCE

                                   PHILOSOPHY

                                VOTING GUIDELINES

                                       AND

                                     POLICY

                                    DRAFT 7.0

                                  8 APRIL 2003

                           UBS GLOBAL ASSET MANAGEMENT
       VOTING AND CORPORATE GOVERNANCE GUIDELINES AND POLICY - VERSION 7.0

                              A. TABLE OF CONTENTS

I. VOTING AND CORPORATE GOVERNANCE POLICY                          1

     A. GENERAL CORPORATE GOVERNANCE BENCHMARKS                    1

     B. PROXY VOTING GUIDELINES - MACRO RATIONALES                 3

     C. PROXY VOTING DISCLOSURE GUIDELINES                         6

     D. PROXY VOTING CONFLICT GUIDELINES                           7

II. VOTING AND CORPORATE GOVERNANCE PROCEDURES                     9

     A. GLOBAL CORPORATE GOVERNANCE COMMITTEE                      9

     B. PROXY VOTING - PROCESS                                    10

     C. TAKING ACTION WITH A COMPANY'S BOARD                      11

     D. PROCEDURES FOR CONTACTING THE MEDIA                       12

     E. RECORDKEEPING                                             13

APPENDICES:  LOCAL VOTING POLICIES:

     - UK / LONDON                                                14
     - AU / SYDNEY                                                16
     - CH / ZURICH                                                18
     - JP / TOKYO                                                 19
     - CA / TORONTO                                               20
     - US / CHICAGO                                               21

                                                                    8 April 2003

                           UBS GLOBAL ASSET MANAGEMENT
              VOTING AND CORPORATE GOVERNANCE GUIDELINES AND POLICY
                                   VERSION 7.0

I.       VOTING AND CORPORATE GOVERNANCE POLICY

Our philosophy, guidelines and policy are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interest of our clients as shareholders. We believe voting rights have economic value and must be treated accordingly. Proxy votes that impact the economic value of client investments involve the exercise of fiduciary responsibility. Thus, we expect board members of companies we have invested in (the "company" or "companies") to act in the service of the shareholders, view themselves as stewards of the financial assets of the company, exercise good judgment and practice diligent oversight with the management of the company.

Underlying our voting and corporate governance policies we have three fundamental objectives:

         1. We seek to act in the best financial interests of our clients to protect and enhance the long-term value of their investments.

         2. In order to do this effectively, we aim to utilize the full weight of our clients' shareholdings in making our views felt. For this reason, we seek full voting discretion from our clients where applicable.

         3. As investors, we have a strong commercial interest in ensuring that the companies in which we invest are successful. We actively pursue this interest by promoting best practice in the boardroom.

UBS Global Asset Management believes that good governance practices are an essential element in the stewardship of a corporation. Good corporate governance should, in the long term, lead toward both better corporate performance and improved shareholder value. In acting on behalf of our clients, our objective is to seek to maximize the value of client investments. To achieve this objective, we have implemented this policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, within our ability, and to support and encourage sound corporate governance practice.

                   A. GENERAL CORPORATE GOVERNANCE BENCHMARKS

PRINCIPLE 1:  INDEPENDENCE OF BOARD FROM COMPANY MANAGEMENT

GUIDELINES:

         -        Board exercises judgment independently of management.

         -        Separate Chairman and Chief Executive.

         -        Board has access to senior management members.

         - Board is comprised of a significant number of independent outsiders.

                                                                    8 April 2003

                           UBS GLOBAL ASSET MANAGEMENT
              VOTING AND CORPORATE GOVERNANCE GUIDELINES AND POLICY
                                   VERSION 7.0

         -        Outside directors meet independently.

         -        CEO performance standards are in place.

         -        CEO performance is reviewed annually by the full board.

         -        CEO succession plan is in place.

         -        Board involvement in ratifying major strategic initiatives.

         - Compensation, audit and nominating committees are led by a majority of outside directors.

PRINCIPLE 2: QUALITY OF BOARD MEMBERSHIP

GUIDELINES:

         - Board determines necessary board member skills, knowledge and experience.

         - Board conducts the screening and selection process for new directors.

         - Directors whose present job responsibilities change are reviewed as to the appropriateness of continued directorship.

         - Directors are reviewed every 3-5 years to determine appropriateness of continued directorship.

         -        Board meets regularly (at least four times annually).

PRINCIPLE 3: APPROPRIATE MANAGEMENT OF CHANGE IN CONTROL

GUIDELINES:

         - Protocols should ensure that all bid approaches and material proposals by management are brought forward for board consideration.

         - Any contracts or structures which impose financial constraints on changes in control should require prior shareholder approval.

         -        Employment contracts should not entrench management.

         - Management should not receive substantial rewards when employment contracts are terminated for performance reasons.

PRINCIPLE 4: REMUNERATION POLICIES ARE ALIGNED WITH SHAREHOLDER INTERESTS

GUIDELINES:

         - Executive remuneration should be commensurate with responsibilities and performance.

         - Incentive schemes should align management with shareholder objectives.

         - Employment policies should encourage significant shareholding by management and board members.

         - Incentive rewards should be proportionate to the successful achievement of pre-determined financial targets.

         - Long-term incentives should be linked to transparent long-term performance criteria.

                                                                    8 April 2003

                           UBS GLOBAL ASSET MANAGEMENT
              VOTING AND CORPORATE GOVERNANCE GUIDELINES AND POLICY
                                   VERSION 7.0

         - Dilution of shareholders' interests by share issuance arising from egregious employee share schemes and management incentives should be limited by shareholder resolution.

                                                                    8 April 2003

                           UBS GLOBAL ASSET MANAGEMENT
              VOTING AND CORPORATE GOVERNANCE GUIDELINES AND POLICY
                                   VERSION 7.0

PRINCIPLE 5: AUDITORS ARE INDEPENDENT

GUIDELINES:

         -        Auditors are approved by shareholders at the annual meeting.

         - Audit, consulting and other fees to the auditor are explicitly disclosed.

         - The Audit Committee should affirm the integrity of the audit has not been compromised by other services provided by the auditor firm.

         - Periodic (every 5 years) tender of the audit firm or audit partner.

         B. PROXY VOTING GUIDELINES - MACRO RATIONALES

UBS Global Asset Management will evaluate issues that may have an impact on the economic value of client investments during the time period which it expects to hold the investment. While there is no absolute set of rules that determine appropriate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. Generally, we will exercise voting rights on behalf of clients in accordance with this policy. However, we may take actions not consistent with this policy when we believe it necessary to act prudently considering the prevailing circumstances, consistent with our obligation to maximize the value of client investments and for the exclusive purpose of benefiting its clients.

Where a client has given specific direction as to how to exercise voting rights on its behalf, we will, to the extent possible, vote in accordance with a client's direction. Where we have determined that the voting of a particular proxy is of limited benefit to clients or where the costs of voting a proxy outweigh the benefit to clients, we may abstain or choose not to vote. Among others, such costs may include the cost of translating a proxy, a requirement to vote in person at a shareholders meeting or if the process of voting restricts our ability to sell for a period of time (an opportunity cost). For holdings managed pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy.

         GENERAL GUIDELINES

         1. When our view of the issuer's management is favorable, we generally support current management initiatives. When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals.

         2. If management's performance has been questionable we may abstain or vote against specific proxy proposals.

                                                                    8 April 2003

                           UBS GLOBAL ASSET MANAGEMENT
              VOTING AND CORPORATE GOVERNANCE GUIDELINES AND POLICY
                                   VERSION 7.0

         3. Where there is a clear conflict between management and shareholder interests, even in those cases where management has been doing a good job, we may elect to vote against management.

         4. In general, we oppose proposals, which in our view, act to entrench management.

         5. In some instances, even though we strongly support management, there are some corporate governance issues that, in spite of management objections, we believe should be subject to shareholder approval.

         BOARD OF DIRECTORS & AUDITORS

         6. Although we wish to encourage directors to own shares, we acknowledge that the accumulation of a significant shareholding may need to be phased-in over a period of years in that qualified board members with insufficient liquid funds could otherwise be steered away from board duty.

         7. Unless our objection to management's recommendation is strenuous, if we believe auditors to be competent and professional, we support continuity in the appointed auditing firm subject to regular review.

         8. We generally vote for proposals that seek to fix the size of the board and/or require shareholder approval to alter the size of the board; that allow shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies; that permit shareholders to act by written consent; and that limit the bias present when proxy solicitation and contest defense expenses are reimbursed for incumbents but not for dissidents unless they are successful.

         9. We generally oppose proposals to limit or restrict shareholder ability to call special meetings.

         COMPENSATION

         10. We will not try to micro-manage compensation schemes, however, we believe remuneration should not be excessive, and we will not support compensation plans that are poorly structured or otherwise egregious.

         11. Senior management compensation should be set by independent directors according to industry standards, taking advice from benefits consultants where appropriate.

         12. All senior management and board compensation should be disclosed within annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.

         13. We may vote against a compensation or incentive program if it is not adequately tied to a company's fundamental financial performance, is vague, is not in line with market

                                                                    8 April 2003

                           UBS GLOBAL ASSET MANAGEMENT
              VOTING AND CORPORATE GOVERNANCE GUIDELINES AND POLICY
                                   VERSION 7.0

                  practices, allows for option re-pricing, does not have adequate performance hurdles or is highly dilutive.

         14. Where company and management's performance has been poor, we may object to the issuance of additional shares for option purposes or the re-pricing of options such that management is rewarded for poor performance or further entrenches its position.

         15. Given the increased level of responsibility and oversight required of directors, it is reasonable to expect that compensation should increase commensurably. We consider that there should be an appropriate balance between fixed and variable elements of compensation and between short and long term incentives.

         GOVERNANCE PROVISIONS

         16. We believe that votes at company meetings should be determined on the basis of one share one vote. We will vote against cumulative voting proposals.

         17. We believe that "poison pill" proposals, which dilute an issuer's stock when triggered by particular events such as take over bids or buy-outs should be voted on by the shareholders and will support attempts to bring them before the shareholders.

         18. Any substantial new share issuance should require prior shareholder approval.

         19. We believe proposals that authorize the issuance of new stock without defined terms or conditions and are intended to thwart a take-over or restrict effective control by shareholders should be discouraged.

         20. We will support directives to increase the independence of the board of directors when we believe that the measures will improve shareholder value.

         21. Staggered boards, where directors are elected to overlapping terms, can provide some continuity of oversight. Therefore, we generally do not oppose management's recommendation to implement a staggered board, unless we object to management's handling of a company, or are concerned about the independence of the Board.

         22. We generally support the regular re-election of directors on a rotational basis.

         CAPITAL STRUCTURE AND CORPORATE RESTRUCTURING

         23. It is difficult to direct where a company should incorporate, however, in instances where a move is motivated solely to entrench management or restrict effective corporate governance, we will vote accordingly.

         24. In general we will oppose management initiatives to create dual classes of stock, which serves to insulate company management from shareholder opinion and action. We support shareholder proposals to eliminate dual class schemes.

                                                                    8 April 2003

                           UBS GLOBAL ASSET MANAGEMENT
              VOTING AND CORPORATE GOVERNANCE GUIDELINES AND POLICY
                                   VERSION 7.0

         MERGERS, TENDER OFFERS & PROXY CONTESTS

         25. Based on our analysis and research we will support proposals that increase shareholder value and vote against proposals that do not.

         SOCIAL, ENVIRONMENTAL, POLITICAL & CULTURAL

         26. Depending on the situation, we do not typically vote to prohibit a company from doing business anywhere in the world.

         27. There are occasional issues, we support, that encourage management to make changes or adopt more constructive policies with respect to social, environmental, political and other special interest issues, but in many cases we believe that the shareholder proposal may be too binding or restrict management's ability to find an optimal solution. While we wish to remain sensitive to these issues, we believe there are better ways to resolve them than through a proxy proposal. We prefer to address these issues through engagement. Our primary responsibility in voting proxies is to provide for the greatest long-term shareholder value and we are therefore generally opposed to special interest proposals that involve an economic cost to the company or that restrict the freedom of management to operate in the best interest of the company and its shareholders.

         ADMINISTRATIVE & OPERATIONS

         28. Occasionally, stockholder proposals, such as asking for reports and donations to the poor, are presented in a way that appear to be honest attempts at bringing up a worthwhile issue. Nevertheless, judgment must be exercised with care, as we do not expect our shareholder companies to be charitable institutions.

         29. We are sympathetic to shareholders who are long-term holders of a company's stock, who desire to make concise statements about the long-term operations of the company in the proxy statement. However, because regulatory agencies do not require such actions, we may abstain unless we believe there are compelling reasons to vote for or against.

                  C. PROXY VOTING DISCLOSURE GUIDELINES

         - Upon request or as required by law or regulation, UBS Global Asset Management will disclose to a client or other fiduciaries, the manner in which we exercised voting rights on behalf of the client.

         - Upon request, we will inform a client of our intended vote provided the request does not raise a conflict issue due to the client's relationship with the company that has issued the proxy (See Proxy Voting Conflict Guidelines below). Note, however, in some

                                                                    8 April 2003

                           UBS GLOBAL ASSET MANAGEMENT
              VOTING AND CORPORATE GOVERNANCE GUIDELINES AND POLICY
                                   VERSION 7.0

                  cases, because of the controversial nature of a particular proxy, our intended vote may not be available until a few days before the deadline. We will make every effort to communicate with our clients effectively on these issues.

         - Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other UBS divisions.

         - Any employee, officer or director of UBS Global Asset Management receiving an inquiry directly from a company will notify the appropriate industry analyst, proxy voting delegate and Legal and Compliance Department.

         - Proxy solicitors and company agents will not be provided with either our votes or the number of shares we own in a particular company.

         - In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the result of the vote itself.

         - We will inform the company (not their agent) where we have decided to vote against any material resolution at their company.

         - The Local and Global Chief Investment Officer must approve exceptions to this disclosure policy.

Nothing in this policy should be interpreted as to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegate or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their proxy statement.

D. PROXY VOTING CONFLICT GUIDELINES

In addition to the Proxy Voting Disclosure Guidelines above, UBS Global Asset Management has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:

- No personnel in UBS Global Asset Management's marketing, sales or business development departments shall participate in or have influence over how any specific voting rights are exercised.

- UBS Global Asset Management has instituted information barriers designed to separate UBS Global Asset Management from its affiliates engaged in banking and investment banking activities. These information barriers are intended to prevent us from gaining access to inside information that our banking and investment banking affiliates may have acquired or developed in connection with their business activities and vice versa. None of

                                                                    8 April 2003

                           UBS GLOBAL ASSET MANAGEMENT
              VOTING AND CORPORATE GOVERNANCE GUIDELINES AND POLICY
                                   VERSION 7.0

         our personnel may disclose information regarding our voting intentions to any banking or investment banking affiliate. Any of our personnel involved in the proxy voting process who are contacted by such an affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Legal and Compliance Department immediately.

- Where UBS Global Asset Management is aware of a conflict of interest in voting a particular proxy as a result of an existing or prospective client or business relationship or otherwise, the appropriate Local Corporate Governance Committee will be notified of the conflict and the full Local Corporate Governance Committee will determine how such proxy should be voted. If such Committee decides to vote other than in accordance with this Policy, the Committee shall prepare and maintain a written rationale for its vote. (Note: For purposes of this policy, for an entity to be considered a prospective client, there must be a reasonable likelihood it will engage us to manage assets within a reasonable period of time.)

                                                                    8 April 2003

                           UBS GLOBAL ASSET MANAGEMENT
              VOTING AND CORPORATE GOVERNANCE GUIDELINES AND POLICY
                                   VERSION 7.0

II.      VOTING AND CORPORATE GOVERNANCE PROCEDURES

A.       GLOBAL CORPORATE GOVERNANCE COMMITTEE

MEMBERS:

- Global CIO (Chair) and Local CIOs or their equivalents from each office (Chicago, London, Zurich, Tokyo, Toronto & Sydney) or their appointed delegates

-        Representative from Operations

-        Global Head of Legal & Compliance will act as counsel to the Committee

RESPONSIBILITIES:

-        To review, approve and oversee the implementation of this Policy.

- Keep abreast of and share trends in corporate governance and update this policy as necessary.

- To provide a forum for discussing corporate governance issues between regions.

- Coordinate with the Communications group on all corporate or other communication related to global proxy issues.

- Consult with Analysts, Research Directors and others regarding issues relevant to portfolio companies.

-        Engage and oversee any independent proxy voting services being used.

-        Oversee the activities of the Local Corporate Governance Committees.

MEETINGS:

Meetings will be held at least quarterly.

LOCAL CORPORATE GOVERNANCE COMMITTEES

Each office or region as applicable will set up a Local Corporate Governance Committee to discuss local corporate governance issues and to review proxies where we are aware of conflicts of interests including but not limited to those arising from:

    -   Relationships with clients and potential clients

    -   Banking and investment banking divisions within UBS

    -   Media sensitive votes

The Local Corporate Governance Committees will set their own agendas and schedule, but should meet at least twice a year on a formal basis.

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MEMBERS:

- Local CIO or equivalent (chair) from each office (Chicago, London, Zurich, Tokyo, Toronto & Sydney) or their appointed delegates

-        Personnel from the Equity group

-        Operations group representative

- A Legal & Compliance group representative will act as counsel to the Committee

RESPONSIBILITIES:

- Keep abreast of and share trends in corporate governance and update local policy as necessary.

- Provide a forum for discussing corporate governance issues within a region.

-        Oversee the proxy voting process.

- Coordinate with the Communications group all corporate or other communication related to local proxy issues.

- Consult with Analysts, Research Directors and others regarding issues relevant to portfolio companies.

-        Interpret this Policy into the local context.

-        Propose additional Macro Rationales at the global and local levels.

-        Review and resolve conflicts of interest.

B.       PROXY VOTING - PROCESS

The Global Corporate Governance Committee, under the chairmanship of the Global CIO, is responsible for our corporate governance policy and proxy voting process.

Given the magnitude of the effort, availability of resources and local customs certain functions and responsibilities may be delegated to the Local Corporate Governance Committees or others for the efficient processing of the votes. The Legal & Compliance groups will regularly be brought into the decision making process on complex issues and on issues involving conflicts of interests.

In order to facilitate the process, proxy issues and portfolios are categorized into and assigned an approval escalation level. Details are listed below:

-        PROXIES ARE DIVIDED INTO 2 CATEGORIES:

         -        Active - Companies held in an actively managed portfolio

         - Passive - Companies held in an index, index-like or quantitative portfolio

1.       ACTIVE

-        ISSUES ON PROXIES ARE DIVIDED INTO THREE CATEGORIES:

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         -        Sensitive - Requires Analyst, Research Director and Global
                  Chief Investment Officer approval for a vote against management, regardless of guidelines and policy. Requires Analyst, Research Director and Local Chief Investment Officer approval for a vote for management.

         - Ordinary - May be voted by a delegate of the Equity group according to our general guidelines and macro rationales regardless of whether for or against management.

         - Directed - Votes may be effected by a delegate according to specific written client guidelines.

         Votes on proxy issues where we are aware of a conflict of interest require approval of the full Local Corporate Governance Committee as more fully described above in Section I.C. Proxy Voting Conflict Guidelines.

-        SENSITIVE ISSUES

         Sensitive issues are those where we are concerned at the overall governance regime of the company such that we intend to take action to remove board members, support new board candidates not recommended by the existing board or any other controversial issues. Any votes to be made in a manner inconsistent with this Policy, and any votes on matters not covered in this Policy are also considered sensitive.

2.       PASSIVE

         Where we manage portfolios pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for holdings managed pursuant to such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy. If such holdings are also held in an actively-managed strategy, we will exercise the voting rights for the passive holdings according to the active strategy.

BALLOT RECONCILIATION

UBS Global Asset Management's proxy voting personnel will take necessary steps to determine that we are receiving ballots for all accounts over which we have voting authority.

C.       PROCEDURES FOR TAKING ACTION WITH A COMPANY'S BOARD

- Where we suspect poor corporate governance may negatively impact the long-term value of the issuer (including loss of confidence in senior management), we will attempt to gather further information from the company and standard information sources.

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-        Pursuing direct contact with a company's external board or internal company management board members regarding their board responsibilities requires the involvement of the Local Chief Investment Officer.

- If action is considered necessary, we will attempt to arrange an informal meeting with one or more outside directors to gather additional information and learn more about the company's corporate governance practices. The intent of the meeting with outside directors is not to gain private or inside information but to communicate our concerns. If we initiate the meeting, the Global Chief Investment Officer will be informed before any meeting is scheduled.

- If it is determined that appropriate corporate governance practices are not presently nor likely to be put in place, then it may be necessary to:

         -        withdraw our support for the common stock;

         -        communicate with the entire board;

         -        reflect our positions in our proxy vote opportunities; or

         -        contact other shareholders regarding our concerns.

-        When we initiate a formal communication to the board it will include the following:

         - A statement of our belief in the importance of good corporate governance;

         - A listing of areas of deficient governance we believe to exist at the company;

         - A statement that the maintenance of our continued corporate support will be predicated on addressing any deficiencies; and

         - A request for a response as to what actions the board feels is necessary to address our concerns.

D.       PROCEDURES FOR CONTACTING THE MEDIA

It is our policy not to make comments to the media on any issues relating to proxy issues of any individual company. Tasked with managing the assets of clients, we are honor-bound to work in their best interests.

Requests from the media for general information relating to this Policy, comments on Corporate Governance issues relating to a specific security or general, non-specific issues related to Corporate Governance, must be directed to the Regional/Global CIO and the Regional Head of Legal & Compliance or the Business Group General Counsel.

The Regional/Global CIO and the Head of Legal & Compliance or the Business Group General Counsel will determine if there is to be an exception to this policy.

All communication with the media must be coordinated with the Communications Group in accordance with appropriate media policy.

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E.       RECORDKEEPING

UBS Global Asset Management will maintain records of proxies voted. Such records include copies of:

-        Our policies and procedures;

-        Proxy statements received;

-        Votes cast per client;

-        Number of shares voted;

- Communications received and internal documents created that were material to the voting decision;

- A list of all proxies where it was determined a conflict existed and any written rationale created or approved by the Local Corporate Governance Committee supporting its voting decision; and

- Client requests for proxy voting records and our Policy, as well as our response.

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LOCAL POLICY - UK / LONDON

DIRECTORS' REMUNERATION   Greenbury - Invited to approve all new long     Each on its own merits
AND/OR PENSION            term incentive schemes
ARRANGEMENTS              Greenbury - Shares granted should not vest,
                          and options should not be exercisable, in
                          under three years
                          Greenbury - Total awards potentially
                          available should not be excessive
                          Greenbury - Subject to challenging criteria
                          Greenbury - Consideration should be given to
                          criteria which reflects the company's
                          performance relative to a group of comparator
                          companies in some key variables such as TSR
                          Greenbury -Are grant options phased
                          Greenbury - Executive options are not at a
                          discount
                          ABI - Options should only be granted over the
                          capital of the parent company.
                          ABI - A Scheme should not last more than 10
                          years
                          ABI - All Schemes No more than 10% of share
                          capital should be used in any rolling 10 year
                          period
                          ABI - Executive Schemes No more than 5% of
                          the issued Ordinary share cap in any 10 year
                          period unless these Options are Super-Options
                          Combined Code - Agrees with the
                          recommendations of the Greenbury Code.
                          .
BASIC AUTHORITY FOR       Companies Act - Section 80 provides authority   For Management
DIRECTORS TO ALLOT ANY    for Directors to issue shares
SHARES                    ABI(5) - New issues should not exceed one third
                          of existing issued share
                          capital - taking account amounts reserved for
                          share schemes, warrants or convertible shares

SHARE ALLOTMENT OTHER     Companies Act - Section 89 imposes              For management if issue meets IPC
THAN TO EXISTING          pre-emption (shares must be first offered to    5% guideline
SHAREHOLDERS              existing shareholders on a pro-rata basis)

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
                          Companies Act - Section 95 allows
                          dis-application of S89 for issues of shares for cash (but not for assets)
                          IPC - Dis-application of S89 acceptable
                          provided no more than 5% of the issued
                          capital on a non-pre-emptive basis in any one year and no more than 7.5% in the current and preceding 2 years

MARKET PURCHASE OF ITS    ABI(7) -Authority under S166 must be renewed    For Management if criteria is met.
OWN SHARES BY COMPANY     annually; increase in EPS a pre-requisite;
                          approval of preference shareholders
                          necessary; 10% of issued share capital is
                          appropriate
                          Companies Act - Section 166 permits buy-back,
                          S162 must have power for buy-back within
                          articles of assoc.
                          Stock Exchange Yellow book - up to 15% of
                          issued share capital within 12 months
                          permissible. Price must not exceed 105% of
                          market value.

SCRIP DIVIDEND            No guidelines                                   For Management
ALTERNATIVE
ENHANCED SCRIP DIVIDEND   No guidelines                                   Each on its own merits
AMENDMENTS TO ARTICLES    No guidelines                                   For Management
OF ASSOCIATION

SHAREHOLDER RESN.         No guidelines                                   or Management

POLITICAL DONATIONS       Political Parties, Elections and Referendums    For Management if the company
                          Act 2000                                        issues a statement confirming that
                                                                          the donation is not to a political
                                                                          party in the true sense.

                                                                          Against if this statement is not
                                                                          made

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                                   VERSION 7.0

LOCAL POLICY - AUSTRALIA / SYDNEY

AUSTRALIAN MARKET CONVENTIONS AND "BEST PRACTICE"

Board Structure and Quality

Review allocation of work between Board and management (IFSA 9).
Board has majority of independent directors with appropriate skills (IFSA 2). Chairman should be an independent director (IFSA 3) or a lead director to be appointed.
The Board should appoint an audit committee, a remuneration committee and a nomination committee (IFSA 4 and 5).
Generally constituted with a majority of independent directors
Audit committee comprises only non executive directors
Have access to employees and advisers of the company
Entitled to obtain independent professional advice at the company's expense

The Board should review its performance and the performance of individual directors, the company and management regularly (IFSA 7)
Before accepting appointment, non-executive directors should be formally advised of the reasons they have been asked to join the Board and given an outline of what the Board expects of them (IFSA 6)
ASX listing rules require director election each year on a one third rotational basis. Company Law sets retirement age at 72 years unless a 75% approval vote is obtained.
Aust Law requires at least 3 directors with at least 2 residing in Australia.

Change of Control Procedures

Major corporate changes, which in substance or effect may impact shareholder equity or erode ownership rights, should be submitted to a vote of shareholders (IFSA 13).
Share repurchase of up to 10% in a 12 month period without shareholder approval. Purchase from a single vendor requires 75% approval.
ASX listing rules require shareholder approval for any disposal or change in control of a company's main undertaking.
Partial takeover provisions may be approved by shareholders but are renewable every 3 years.

Auditors

Fees from non-audit services by an audit firm must be disclosed (pending Aust legislation).
Expanded role for the Financial Reporting Council to oversee audit independence and auditing standards (pending legislation) Compulsory audit partner rotation after 5 years but not rotation of audit firms (pending legislation)
Mandatory audit committees for Top 500 companies (pending legislation). Statement from audit committee that non-audit services are compatible with independence (pending legislation).

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Compensation

The Board should review its performance and the performance of individual directors, the company and management regularly (IFSA 7)
The Board should establish and disclose in the annual report a policy to encourage non-executive directors to invest their own capital in the company or to acquire shares from an allocation of a portion of their fees (IFSA 8).
The Board should disclose in the company's annual report its policies on and the quantum and components of remuneration for all directors and each of the 5 highest paid executives (IFSA 10).
All equity participation compensation plans must be approved by shareholders in a special resolution.
Option term maximum is 5 years
Share options must be "expensed" from middle of 2004 (pending legislation)

General Governance

Conduct of meetings - separate motions, form of proxy, adequate notification of meeting, all voting by poll, results of voting disclosed (IFSA 11)

BEST PRACTICE FOR INVESTMENT MANAGERS

Encourage direct contact with companies including constructive communication with both senior management and board members about performance, corporate governance and other matters affecting shareholders' interests.
Vote on all material issues.
Written policy on exercising proxy votes and ensure consistently applied
Report proxy votes cast to clients and a positive statement that the investment manager has complied with its obligation to exercise voting rights in the client's interest only.

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LOCAL POLICY - SWITZERLAND / ZURICH

Swiss law does not allow for UBS Global Asset Management Switzerland to vote proxies. This function is managed by the securities operations group of UBS AG (Zurich). The Swiss Code of Obligations allows UBS AG the custodian, the right to vote in accordance with explicit instructions from its clients. In the case where UBS AG has no explicit instructions, the Swiss Code of Obligations, (Article #689), states that UBS AG must vote the proxy based upon general instructions. In the absence of general instructions, the bank must vote in line with the proposals presented by the board of directors.

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LOCAL POLICY - JAPAN / TOKYO

NO LOCAL POLICIES AT THIS TIME

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                           UBS GLOBAL ASSET MANAGEMENT
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                                   VERSION 7.0

LOCAL POLICY - CANADA / TORONTO

NO LOCAL POLICIES AT THIS TIME

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LOCAL POLICY - UNITED STATES / CHICAGO

OUR GLOBAL POLICIES ARE OUR LOCAL POLICIES EXCEPT FOR THE FOLLOWING:

General:

UBS Global Asset Management in the United States has adopted and implemented policies and procedures, in accordance with SEC Rule 206(4)-6 under the Advisers Act of 1940, that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients. Our authority to vote the proxies of our clients is established by our advisory contracts or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). Further, with respect to our mutual fund accounts, our proxy voting policies and procedures accommodate the SEC disclosure requirements for proxy voting by registered investment companies.

I. B. Proxy Voting Guidelines - Macro Rationales

For accounts subject to ERISA, we will exercise voting rights in accordance with client directions unless we believe it imprudent to do so. Should we determine it is imprudent to follow an ERISA client's direction, and the client confirms such direction after being notified of our opinion, we will exercise the voting right in the manner we deem prudent.

                                                                    8 April 2003

                                                                  April 11, 2005

U. S. TRUST

                        Shareholder Proxy Voting Policies

OVERVIEW

U.S. Trust often has authority to vote proxies for shareholders with accounts managed by the firm. As an investment adviser, U.S. Trust has a fiduciary duty to act solely in the best interests of its clients when exercising this authority. At U.S. Trust, we recognize that in those cases where we have voting authority, we must vote client securities in a timely manner and make voting decisions that are in the best interests of our clients.

To fulfill this responsibility, U.S. Trust has established a Proxy Committee. The Proxy Committee is responsible for establishing and implementing proxy voting policies and procedures and for monitoring those policies and procedures. APPENDIX A and APPENDIX B set forth the Proxy Committee's current policies with respect to how U.S. Trust will vote with regard to specified matters that may arise from time to time. These voting policies are based entirely upon considerations of investment value and the financial interests of our clients.

From time to time, U.S. Trust may experience potential conflicts of interest when voting a proxy for an issuer with whom U.S. Trust may have a relationship that could conceivably affect the manner in which we vote the issuer's proxy. The Proxy Committee has developed conflicts procedures governing these situations, which are set for in detail in APPENDIX C.

The Proxy Voting Committee is responsible for establishing policies and procedures to govern the voting of proxies in all accounts for which U.S. Trust Company N. A. and United States Trust Company of New York serve as investment adviser and for which we have voting authority, with the exception of accounts for which the Special Fiduciary Services Division of U.S. Trust Company N.A. ("SFS") acts as a plan fiduciary under ERISA. As discussed further in APPENDIX D, as a result of ERISA requirements and the differing considerations which often pertain to ERISA accounts, SFS is responsible for voting all proxies for which it serves as an ERISA plan fiduciary.

The Proxy Committee has also developed procedures implementing the Committee's policies and governing the proxy voting process. These procedures are set forth in APPENDIX E. As described in APPENDIX E, the Proxy Committee has engaged Institutional Shareholder Services, Inc., ("ISS") a nationally recognized provider of proxy voting services, to assist in voting proxies for accounts over which U.S. Trust has custody of client assets. ISS also provides the Committee with recommendations regarding particular proxy matters.

Statement of Proxy Voting Guidelines

The Proxy Committee has established the following voting guidelines. In all cases, these guidelines are subject to the firm's conflicts procedures. Thus, in the event that a conflict is identified, the procedures set in APPENDIX C, rather than these guidelines, will apply:

      1. With respect to those routine matters set forth in APPENDIX A, U.S. Trust will vote in accordance with the views and recommendations of a corporation's management.

      2. With respect to the matters identified in Appendix B, U.S. Trust will vote in accordance with the guidelines set forth in APPENDIX B.

      3. With respect to any matter that is not identified in either APPENDIX A or B, the Proxy Committee will consider such matter on a case-by-case basis and vote in a manner consistent with its fiduciary obligations and the interests of its clients.

      4. The Proxy Committee may override the guidelines set forth in APPENDIX A and APPENDIX B if it determines that a vote contrary to these guidelines is appropriate from the standpoint of the interests of its clients and is consistent with its fiduciary responsibilities. Any decision to deviate from these guidelines must be documented by the Proxy Committee and maintained with the records of the Committee. In compelling circumstances, the Proxy Committee may determine to "split" its vote on a particular matter for different investment advisory clients for which it is exercising its authority to vote proxies. Any decision to "split" votes must be appropriate from the standpoint of the interests of each of its clients and must be consistent with its fiduciary responsibilities. Any decision to split votes must be documented by the Proxy Committee and maintained with the records of the Committee.

APPENDIX A - ROUTINE ISSUES

The Proxy Committee has determined that the following items are considered routine and will generally be voted in a manner consistent with the recommendations of management of the issuer:

1. Ratification of Auditors

2. Corporate housekeeping matters - including: Proposals relating to the conduct of the annual meeting, name changes, non-substantive or corrective changes to charter or by-laws (including increasing or decreasing the number of directors), proposals as to the creation of corporate governance, nominating or other committees and proposals concerning the composition of such committees, and proposals relating to whether one individual may act as both Chairman and CEO or otherwise hold simultaneous officer and director positions.

3. Routine capitalization matters- including: Matters relating to adjusting authorized common or preferred stock in connection with stock splits, reverse splits or other business matters not related to anti-takeover measures, issuance of shares in connection with an acquisition, increase in capital stock for shareholder rights plan.

4. Composition of the Board- including: Election of directors, removal of directors for cause, establishing term limits for directors, requiring two candidates for each board seat; except that proposals relating to whether a majority of the Board must be independent are not considered routine.

5. General corporate matters- including: Formation of a holding company, reincorporation into a different state, issuance of special reports (including reports on employment and recruiting practices in relation to the gender, race or other characteristics) and reports on charitable/political contributions and activities, adoption, renewal or amendment of shareholder rights plan, establishing or amending employee savings, employee stock ownership plans or investment plans.

APPENDIX B - NON-ROUTINE ISSUES

The Proxy Committee has adopted the following guidelines with respect to the following non-routine issues.

1 - Proposals Regarding Director Elections

      i. Cumulative voting for the election of directors - Cumulative voting permits a shareholder to amass (cumulate) all his/her votes for directors and apportion these votes among one, or a few, or all directors on a multi-candidate slate. We believe that cumulative voting favors special interest candidates who may not represent the interests of all shareholders. We will typically vote AGAINST proposals for cumulative voting and FOR proposals to eliminate cumulative voting.

      ii. Classified Boards - We believe that electing directors is one of the most basic rights that an investor can exercise in stock ownership. We believe that a non-classified Board (requiring re-election of all directors annually) increases the accountability of the Board to shareholders. We will typically vote AGAINST proposals seeking classification of a Board and FOR proposals seeking declassification.

      iii. Term limits for independent directors - We believe that term limits can result in arbitrarily discarding knowledgeable, experienced directors. We believe that qualified and diligent directors should be allowed to continue to serve the interests of a company's shareholders and that term limits do not serve shareholder's interests. We will typically vote AGAINST such proposals.

      iv. Proposals concerning whether a majority of the board must be independent - We believe that it is beneficial for a majority of the board of directors of a company to be comprised of independent directors. As such, we will typically vote FOR such proposals.

      v. Proposals requiring a majority vote for election of directors - Such proposals go beyond what is typically required under state law, which normally provides for election of directors by a plurality vote. We believe such proposals may frustrate the will of the shareholders who have expressed a preference for a director. We will typically vote AGAINST such proposals.

2 - Other Director-Related Proposals

      (i) Proposals limiting liability or providing indemnification of directors - We believe that in order to attract qualified, effective and experienced persons to serve as directors, it is appropriate for a company to offer appropriate and competitive protection to directors from exposure to unreasonable personal liability potentially arising from serving as a director. We will typically vote FOR such proposals.

      (ii) Proposals regarding director share ownership - Like employee stock ownership, director stock ownership aligns the interests of directors and shareholders.

            Whether through outright purchase (with the director's cash compensation) or through option grants, we believe director share ownership is in the interests of shareholders. We will typically vote FOR such proposals.

3 - Anti-Takeover proposals and Shareholder rights

      (i) Shareholder rights plans and poison pills - Poison pills are used as a defense against takeover offers that are not welcomed by incumbent management. Such plans typically allow shareholders (other then the shareholder making the takeover offer) to purchase stock at significantly discounted prices. Such a plan may serve to entrench management and directors and may effectively prevent any take-ever, even at a substantial premium to shareholders. We will typically vote AGAINST poison pill plans and AGAINST proposals to eliminate a requirement that poison pill plans be submitted to shareholders for approval.

      (ii) Golden Parachute arrangements - We believe that executive severance arrangements that are triggered by a change in control (known as "golden parachutes") should be submitted for shareholder approval and will therefore vote FOR such a requirement. We will typically vote AGAINST such arrangements if they result in a payment of more than 3 times an executive's annual salary and bonus.

      (iii) Other anti-takeover provisions - We will typically vote AGAINST other anti-takeover provisions, such as blank check preferred stock, greenmail provisions, shark repellants and increases in authorized shares for anti-takeover purposes and will typically vote FOR proposals such as fair price amendments.

      (iv) Limitations on shareholder rights - We will typically vote AGAINST proposals which limit shareholders' corporate rights, including, the right to act by written consent, the right to remove directors, to amend by-laws, to call special meetings, or nominate directors.

      (v) Proposals regarding supermajority vote requirement - We support shareholders' ability to approve or reject matters based on a simple majority. We will typically vote AGAINST proposals to institute a supermajority vote requirement.

      (vi) Proposals Regarding Confidential Voting - Confidential voting allows shareholders to vote anonymously and we believe helps large institutional shareholders avoid undue influence that may be exerted by special interest groups. Prohibiting confidential voting may discourage some shareholders from exercising their voting rights, which we believe is not in the best interests of a company's shareholders. We will typically vote FOR the adoption of confidential voting proposals and AGAINST proposals to prohibit confidential voting.

      (vii) Discretionary voting of unmarked proxies - Such proposals often provide management with the discretion to vote unmarked proxies as management determines. Except for the discretion to vote unmarked proxies with respect to a proposal to adjourn a meeting and to set a new meeting date, we believe it is not proper to provide management with the discretion to vote unmarked proxies. We will typically vote AGAINST such proposals.

4 - Management compensation proposals

      (i) Proposals to establish or amend various forms of incentive compensation plans and retirement or severance benefits for directors or key employees - We support effective and carefully administered incentive compensation plans, including stock options and other stock purchase rights to be awarded to key employees. These awards act as incentives for such key employees to improve the overall financial performance of the corporation. These awards should be reasonable, given corporate circumstances, and developed at the discretion of the board of directors' compensation committee or other special committee charged with evaluating such plans. We also support appropriate severance benefits for directors and employees and recognize that they are necessary to attract and retain experienced and qualified individuals. We will typically vote FOR such proposals.

      (ii) Proposals for establishing or amending Executive Incentive Bonus Plans - We believe that executive incentive bonus plans are an integral part of management compensation structures. We believe proposals for establishing and amending executive incentive bonus plans are worthwhile. We will typically vote FOR such proposals.

      (iii) Proposals to limit the discretion of management to determine the compensation of directors and officers - We believe that proposals that limit the discretion of management to determine compensation of directors and officers of a company are inappropriate. We believe management is best situated to determine what the market requires in order to attract able and qualified persons to act as directors and officers. We will typically vote AGAINST such proposals.

5 - Non-Routine General Corporate Matters

      (i) Proposals relating to asset sales, mergers, acquisitions, reorganizations & restructurings - These proposals are typically brought by management for underlying business reasons. We believe that management best understands the corporation's business and is best situated to take appropriate courses of action. Thus, we will typically vote FOR such proposals.

      (ii) Proposals for extinguishing shareholder preemptive rights - Preemptive rights permit shareholders to share proportionately in any new issues of stock of the same class. For companies having large, actively-traded equity capitalizations, individual shareholder's proportionate ownership may easily be obtained by market purchases. We believe that greater financing flexibility and reduced expenses afforded by not having preemptive rights are more beneficial to shareholders than the ability to maintain proportionate ownership through preemptive rights. We will typically vote FOR proposals to extinguish such rights and AGAINST proposals to create such rights.

      (iii) Proposals requiring consideration of comparative fee information by independent auditors - The cost of an audit is determined mainly by the specific characteristics of each corporation, which may not be comparable even for companies within the same industry. Thus, the comparison of one auditor's fees with those of another auditor for a different corporation is not meaningful. We further believe that the cost of the audit should not be the overriding factor in the selection of auditors. As such, we will typically vote AGAINST such proposals.

      (iv) Proposals mandating diversity in hiring practices or board composition - We believe that management is best able to make hiring and firing decisions and should make those decisions, consistent with the requirements of applicable law, based on the best available talent for the position in question. We believe that federal and state anti-discrimination laws should control to prevent discriminatory practices and that the vast majority of corporations make concerted efforts to comply with federal and state laws that prohibit employment discrimination. We will typically vote AGAINST such proposals.

      (v) Proposals prohibiting dealings with certain countries - the decision to prohibit business dealings with any country is a policy issue that we believe is best reserved to the U.S. government. If the U.S. government has not prohibited trade or business dealing with companies in a particular foreign country, then we believe it is up to management to determine whether it would be appropriate for a company to do business in that country. We will typically vote AGAINST such proposals.

      (vi) Proposals to limit the number of other public corporation boards on which the CEO serves - We believe that service on multiple boards may enhance the CEO's performance by broadening his or her experience and facilitating the development of a strong peer network. We feel that management and the board are best suited to determine the impact of multiple board memberships on the performance of the CEO. We will typically vote AGAINST such proposals.

      (vii) Proposals to limit consulting fees to an amount less than audit fees
            - We believe that access to the consulting services of professionals is a valuable resource of increasing importance in the modern world that should be at the disposal of management. We believe that restricting management's access to such resources is not in the interests of the corporation's shareholders. We will typically vote AGAINST such proposals.

      (viii) Proposals to require the expensing of stock options - Current accounting standards permit, but do not require, the expensing of stock options. We believe that the expensing of stock options is beneficial in reviewing the financial condition of an issuer. We will typically vote FOR such proposals.

      (ix) Proposals restricting business conduct for social and political reasons - We do not believe that social and political restrictions should be placed on a company's business operations, unless determined to be appropriate by management. While, from an investment perspective, we may consider how a company's social and political practices may affect present and prospective valuations and returns, we believe that proposals that prohibit companies from lines of business for social or political reasons are often motivated by narrow interest groups and are not in the best interest of the broad base of shareholders of a company. We believe that management is in the best position to determine these fundamental business questions. We will typically vote AGAINST such proposals.

      (x) Proposals requiring companies' divestiture from various businesses - Proposals to require companies to divest from certain businesses, like tobacco, or from businesses that do not follow certain labor practices, are often motivated by narrow special interests groups. We believe that management is best suited to determine a company's business strategy and to consider the interests of all shareholders with respect to such matters. We will typically vote AGAINST such proposals.

6 - Other Shareholder proposals - Other shareholder proposals may arise from time to time that have not been previously considered by management. These proposals often have a narrow parochial focus. We will typically with management with regard to such proposals.

APPENDIX C- CONFLICTS PROCEDURES

From time to time, U.S. Trust may encounter potential conflicts of interest when voting a proxy for an issuer with whom U.S. Trust or a member of senior management may have a relationship that might affect the manner in which U.S. Trust votes the issuer's proxy. The Proxy Committee has developed the following conflicts procedures governing these situations. In such situations, as described below, the conflict may be addressed by (i) relinquishing to the account principal the voting of the proxy, (ii) voting the proxies in accordance with the firm's pre-existing voting policies as set forth in Appendices A and B, or (iii) voting the proxies in accordance with the recommendations of an independent third party, such as ISS. With respect to (iii) above, the Proxy Committee will periodically obtain representations and assurances from ISS (or any other agent selected by the Committee for purposes of this Conflicts Procedure) that the agent is not itself conflicted from making such a recommendation. If the Proxy Committee determines that ISS (or such other agent) also has a conflict, it shall secure the services of another independent 3rd party proxy evaluation firm and vote the shares in accordance with the recommendations of that firm.

Conflicts Related to Voting of Shares of Affiliated Funds

U.S. Trust may have voting authority for shares held by its clients in mutual funds managed by U.S. Trust or its affiliates. In these circumstances, U.S Trust may have a conflict of interest in voting these shares on behalf of its clients, particularly in matters relating to advisory or other fees or mergers and acquisitions. In all cases, it is U.S. Trust's policy to instruct ISS to vote these shares in accordance with its own recommendations or the recommendations of another independent 3rd party proxy evaluation firm.

Conflicts Associated with Voting of Shares Issued by Affiliated Companies

U.S. Trust is affiliated with Charles Schwab & Co. ("Schwab"), which is a publicly registered company. U.S. Trust may have voting authority for shares held by its clients in Schwab. U.S Trust may have a conflict of interest in voting these shares on behalf of its clients as a result of this affiliation. In all cases, it is U.S. Trust's policy to relinquish to the account principal the voting proxy for Schwab securities. If there is no such account principal, then it's U.S. Trust's policy to abstain from voting on these matters.

General Conflicts

Other conflicts may arise for a number of reasons, including relationships that may exist between an issuer and U.S. Trust and/or members of its senior management. The Proxy Committee will delegate to one of its members the duty periodically to inform portfolio managers, senior business managers and other members of senior management that it is their collective responsibility to bring to the Committee's attention matters that may create a conflict of interest for the Firm when voting proxies for issuers. In addressing General Conflicts, the following definitions and policies apply:

US Trust Senior Office: a Director or a member of the management committee of a US Trust Entity or of The Charles Schwab Corporation.

US Trust Entity: U.S. Trust Corporation, U.S. Trust Company N.A., United States Trust Company of New York, and U.S. Trust Company of Delaware.

An Institutional Client of a US Trust Entity: An institutional account of a publicly-traded company for which a US Trust Entity provides investment management services or serves as custodian or trustee of employee benefit plans.

General Conflict - A general conflict of interest exists where UST has discretion to vote a proxy for an issuer and:

1.    A US Trust Senior Officer serves as an officer or director of that issuer.

2. A member of the Proxy Committee serves as an officer or director of that issuer.

3.    The issuer is an Institutional Client of a US Trust Entity.

4. The Proxy Committee is advised or becomes aware that a US Trust Entity has a significant business relationship (ie., managed accounts, private banking services) with the issuer or with an individual who may be a director or senior officer of the issuer.

When a General Conflict is identified, it will be resolved by instructing ISS to vote the proxy for such issuer in accordance with its own recommendations, or with the recommendations of another independent 3rd party proxy evaluation firm.

APPENDIX D- POLICIES WITH RESPECT TO ACCOUNTS FOR WHICH THE SPECIAL FIDUCIARY SERVICES DIVISION OF U.S. TRUST COMPANY N.A. SERVES AS ERISA PLAN FIDUCIARY

SFS acts as an ERISA plan fiduciary for certain accounts managed by U.S. Trust Company N.A. In its capacity as a plan fiduciary, SFS often is delegated authority to vote, or instruct the plan's trustee on how to vote proxies on behalf of the plan. In discharging its duties, SFS is subject to fiduciary responsibilities and procedural requirements imposed by ERISA. SFS has established its own proxy procedures for determining how to vote proxies for accounts for which SFS serves as an ERISA fiduciary. U.S. Trust has determined that it is appropriate that SFS exercise its own discretion in voting proxies for these accounts. In implementing this policy, the Proxy Committee has adopted the following procedures:

   1. Each quarter, the Chairman of the SFS will provide the Proxy Committee with a list of all clients for which SFS has proxy-voting discretion and will advise the Proxy Committee as to the determination reached by SFS on each proxy voting matter.

            - SFS will make an independent determination as to how to vote with respect to those accounts for which SFS exercises discretion given its fiduciary responsibilities and the interests of its clients. SFS may split its vote with respect to a particular issue in instances where SFS receives directions from participants, an investment manager or other named fiduciary. The minutes of the meeting of the Special Fiduciary Committee shall reflect the recommendation of the SFS financial analyst or relationship manager and the rationale for the decision reached.

   2. SFS shall report its vote to the Proxy Committee and share information and the rationale for its decision with the Proxy Committee. The proxy Committee will implement the voting instructions on behalf of SFS accounts for which U.S. Trust has custody. If SFS determines to vote in a manner which is inconsistent with these guidelines, or if a split vote results, then the reasons for such decisions shall be documented and recorded in the minutes of the meetings of the Special Fiduciary Committee.

APPENDIX E - PROXY VOTING PROCEDURES

U.S. Trust's proxy voting policies and procedures are developed, implemented and monitored by the Proxy Committee. The Proxy Committee meets at least quarterly, and more often when appropriate. The Chairman of the Committee is responsible for convening meetings of the Committee. The attendance in person or telephonically of at least three members of the Committee is necessary to establish a quorum. A vote of a majority of the members present is necessary for the Committee to take any action. Advance notice is not required in order to call a meeting of the Committee. Special meetings of the Committee will be held as necessary in accordance with these procedures.

At each quarterly meeting, the Proxy Committee will review all votes cast during the previous quarter. The Committee will also review any conflict situations during the previous quarter and will monitor adherence to the voting guidelines, industry trends and regulatory developments. At least annually, the Proxy Committee shall review the voting guidelines set forth in APPENDICES A and B and the conflicts procedures set forth in APPENDIX C. The remaining agenda for the Committee will be established by the Chairman.

The Proxy Committee will periodically remind U.S. Trust's analysts and investment professionals that it is their responsibility to advise the Proxy Committee of significant proxy issues which may impact the value of investment held in the firm's accounts. Analysts and investment professionals may suggest voting recommendations to the Proxy Committee based upon their in-depth knowledge of the issuer and the issues involved.

Accounts where U.S. Trust has voting authority and custody of assets

U.S. Trust has engaged ISS (proxy voting vendor) to assist it with proxy voting. Where U.S. Trust has voting authority and custody of assets, ISS will vote on routine matters on behalf of U.S. Trust in accordance with the guidelines stipulated in APPENDIX A. For all other proxy voting matters, U.S. Trust will vote in accordance with the guidelines stipulated in APPENDIX B utilizing ISS's internet based voting application.

Accounts where U.S. Trust has voting authority but does not have custody of assets

Same procedure as "Accounts where U.S. Trust has voting authority and custody of assets".

Excelsior Mutual Funds

The Excelsior Funds proxies re voted in accordance with the guidelines stipulated in APPENDIX A and APPENDIX B and pursuant to the procedures described above. The Excelsior Funds have contracted ISS to assist them in making its proxy voting record available on the Fund's website in accordance with regulatory requirements.

Fiduciary Accounts

U.S. Trust will vote proxies in accordance with its stated policies and procedures where it acts as sole fiduciary. U.S. Trust will vote proxies in accordance with its stated policies and procedures where it acts as co-fiduciary unless trust circumstances warrant otherwise.

Wellington Management Company, llp
Proxy Policies and Procedures

Dated: April 30, 2003

INTRODUCTION

Wellington Management Company, llp ("Wellington Management") has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients around the world.

Wellington Management's Proxy Voting Guidelines, attached as Exhibit A to these Proxy Policies and Procedures, set forth the guidelines that Wellington Management uses in voting specific proposals presented by the boards of directors or shareholders of companies whose securities are held in client portfolios for which Wellington Management has voting discretion. While the Proxy Voting Guidelines set forth general guidelines for voting proxies, each proposal is evaluated on its merits. The vote entered on a client's behalf with respect to a particular proposal may differ from the Proxy Voting Guidelines.

STATEMENT OF POLICIES

As a matter of policy, Wellington Management:

1

Takes responsibility for voting client proxies only upon a client's written request.

2

Votes all proxies in the best interests of its clients as shareholders, i.e., to maximize economic value.

3

Develops and maintains broad guidelines setting out positions on common proxy issues, but also considers each proposal in the context of the issuer, industry, and country in which it is involved.

4

Evaluates all factors it deems relevant when considering a vote, and may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot.

5

Identifies and resolves all material proxy-related conflicts of interest between the firm and its clients in the best interests of the client.

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                                                                          Page 1

Wellington Management Company, llp
Proxy Policies and Procedures

Dated: April 30, 2003

Believes that sound corporate governance practices can enhance shareholder value and therefore encourages consideration of an issuer's corporate governance as part of the investment process.

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                                                                          Page 2

Wellington Management Company, llp
Proxy Policies and Procedures

Dated: April 30, 2003

7

Believes that proxy voting is a valuable tool that can be used to promote sound corporate governance to the ultimate benefit of the client as shareholder.

8

Provides all clients, upon request, with copies of these Proxy Policies and Procedures, the Proxy Voting Guidelines, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients.

9

Reviews regularly the voting record to ensure that proxies are voted in accordance with these Proxy Policies and Procedures and the Proxy Voting Guidelines; and ensures that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared and disseminated.

RESPONSIBILITY AND OVERSIGHT

Wellington Management has a Proxy Committee, established by action of the firm's Executive Committee, that is responsible for the review and approval of the firm's written Proxy Policies and Procedures and its Proxy Voting Guidelines, and for providing advice and guidance on specific proxy votes for individual issuers. The firm's Legal Services Department monitors regulatory requirements with respect to proxy voting on a global basis and works with the Proxy Committee to develop policies that implement those requirements. Day-to-day administration of the proxy voting process at Wellington Management is the responsibility of the Proxy Group within the Legal Services Department. In addition, the Proxy Group acts as a resource for portfolio managers and research analysts on proxy matters, as needed.

STATEMENT OF PROCEDURES

Wellington Management has in place certain procedures for implementing its proxy voting policies.

General Proxy Voting

AUTHORIZATION TO VOTE. Wellington Management will vote only those proxies for which its clients have affirmatively delegated proxy-voting authority.

RECEIPT OF PROXY. Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client's custodian bank. If a client requests that Wellington Management vote proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting material to Wellington Management. Wellington Management may receive this voting information by mail, fax, or other electronic means.

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                                                                          Page 3

Wellington Management Company, llp
Proxy Policies and Procedures

Dated: April 30, 2003

RECONCILIATION. To the extent reasonably practicable, each proxy received is matched to the securities eligible to be voted and a reminder is sent to any custodian or trustee that has not forwarded the proxies as due.

RESEARCH. In addition to proprietary investment research undertaken by Wellington Management investment professionals, the firm conducts proxy research internally, and uses the resources of a number of external sources to keep abreast of developments in corporate governance around the world and of current practices of specific companies.

PROXY VOTING. Following the reconciliation process, each proxy is compared against Wellington Management's Proxy Voting Guidelines, and handled as follows:

- Generally, issues for which explicit proxy voting guidance is provided in the Proxy Voting Guidelines (i.e., "For", "Against", "Abstain") are reviewed by the Proxy Group and voted in accordance with the Proxy Voting Guidelines.

- Issues identified as "case-by-case" in the Proxy Voting Guidelines are further reviewed by the Proxy Group. In certain circumstances, further input is needed, so the issues are forwarded to the relevant research analyst and/or portfolio manager(s) for their input.

- Absent a material conflict of interest, the portfolio manager has the authority to decide the final vote. Different portfolio managers holding the same securities may arrive at different voting conclusions for their clients' proxies.

MATERIAL CONFLICT OF INTEREST IDENTIFICATION AND RESOLUTION PROCESSES. Wellington Management's broadly diversified client base and functional lines of responsibility serve to minimize the number of, but not prevent, material conflicts of interest it faces in voting proxies. Annually, the Proxy Committee sets standards for identifying material conflicts based on client, vendor, and lender relationships and publishes those to individuals involved in the proxy voting process. In addition, the Proxy Committee encourages all personnel to contact the Proxy Group about apparent conflicts of interest, even if the apparent conflict does not meet the published materiality criteria. Apparent conflicts are reviewed by designated members of the Proxy Committee to determine if there is a conflict, and if so whether the conflict is material.

If a proxy is identified as presenting a material conflict of interest, the matter must be reviewed by the designated members of the Proxy Committee, who will

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                                                                          Page 4

Wellington Management Company, llp
Proxy Policies and Procedures

Dated: April 30, 2003

resolve the conflict and direct the vote. In certain circumstances, the designated members may determine that the full Proxy Committee should convene. Any Proxy Committee member who is himself or herself subject to the identified conflict will not participate in the decision on whether and how to vote the proxy in question.

Other Considerations

In certain instances, Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

SECURITIES LENDING. Wellington Management may be unable to vote proxies when the underlying securities have been lent out pursuant to a client's securities lending program. In general, Wellington Management does not know when securities have been lent out and are therefore unavailable to be voted. Efforts to recall loaned securities are not always effective, but, in rare circumstances, Wellington Management may recommend that a client attempt to have its custodian recall the security to permit voting of related proxies.

SHARE BLOCKING AND RE-REGISTRATION. Certain countries require shareholders to stop trading securities for a period of time prior to and/or after a shareholder meeting in that country (i.e., share blocking). When reviewing proxies in share blocking countries, Wellington Management evaluates each proposal in light of the trading restrictions imposed and determines whether a proxy issue is sufficiently important that Wellington Management would consider the possibility of blocking shares. The portfolio manager retains the final authority to determine whether to block the shares in the client's portfolio or to pass on voting the meeting.

In certain countries, re-registration of shares is required to enter a proxy vote. As with share blocking, re-registration can prevent Wellington Management from exercising its investment discretion to sell shares held in a client's portfolio for a substantial period of time. The decision process in blocking countries as discussed above is also employed in instances where re-registration is necessary.

LACK OF ADEQUATE INFORMATION, UNTIMELY RECEIPT OF PROXY, IMMATERIAL IMPACT, OR EXCESSIVE COSTS. Wellington Management may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely fashion may prevent analysis or entry of a vote by voting deadlines. In instances

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                                                                          Page 5

Wellington Management Company, llp
Proxy Policies and Procedures

Dated: April 30, 2003

where the aggregate shareholding to be voted on behalf of clients is less than 1% of shares outstanding, or the proxy matters are deemed not material to shareholders or the issuer, Wellington Management may determine not to enter a vote. Wellington Management's practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to clients.

ADDITIONAL INFORMATION

Wellington Management maintains records of proxies voted pursuant to Section 204-2 of the Investment Advisers Act of 1940 (the "Advisers Act"), the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and other applicable laws.

Wellington Management's Proxy Policies and Procedures may be amended from time to time by Wellington Management. Wellington Management provides clients with a copy of its Proxy Policies and Procedures, including the Proxy Voting Guidelines, upon written request. In addition, Wellington Management will make specific client information relating to proxy voting available to a client upon reasonable written request.

Wellington Management Company, llp

Wellington Management Company, llp
Proxy Policies and Procedures

Dated: April 30, 2003

INTRODUCTION

Upon a client's written request, Wellington Management Company, llp ("Wellington Management") votes securities that are held in the client's account in response to proxies solicited by the issuers of such securities. Wellington Management established these Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

These Guidelines are based on Wellington Management's fiduciary obligation to act in the best interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Wellington Management's experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry.

Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The "(SP)" after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

VOTING GUIDELINES

COMPOSITION AND ROLE OF THE BOARD OF DIRECTORS

-   Election of Directors:                                          For

-   Repeal Classified Board (SP):                                   For

-   Adopt Director Tenure/Retirement Age (SP):                      Against

-   Minimum Stock Ownership by Directors (SP):                      Case-by-Case

-   Adopt Director & Officer Indemnification:                       For

-   Allow Special Interest Representation to Board (SP):            Against

-   Require Board Independence (SP):                                For

-   Require Board Committees to be Independent (SP):                For

-   Require a Separation of Chair and CEO or Require a Lead         Case-by-Case
    Director (SP):

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                                                                          Page 7

Wellington Management Company, llp
Proxy Policies and Procedures

Dated: April 30, 2003

-   Boards not Amending Policies That are Supported by a            Withhold
    Majority of Shareholders:                                       vote*

    *   on all Directors seeking election the following year

-   Approve Directors' Fees:                                        For

-   Approve Bonuses for Retiring Directors:                         For

-   Elect Supervisory Board/Corporate Assembly:                     For

MANAGEMENT COMPENSATION

-   Adopt/Amend Stock Option Plans:                                 Case-by-Case

-   Adopt/Amend Employee Stock Purchase Plans:                      For

-   Eliminate Golden Parachutes (SP):                               For

-   Expense Future Stock Options (SP):                              For

-   Shareholder Approval of All Stock Option Plans (SP):            For

-   Shareholder Approval of Future Severance Agreements             For
    Covering Senior Executives (SP):

-   Recommend Senior Executives Own and Hold Company Stock,         For
    not Including Options (SP):

-   Disclose All Executive Compensation (SP):                       For

REPORTING OF RESULTS

-   Approve Financial Statements:                                   For

-   Set Dividends and Allocate Profits:                             For

-   Limit Non-Audit Services Provided by Auditors (SP):             For

-   Ratify Selection of Auditors and Set Their Fees:                For

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                                                                          Page 8

Wellington Management Company, llp
Proxy Policies and Procedures

Dated: April 30, 2003

-   Elect Statutory Auditors:                                       For

SHAREHOLDER VOTING RIGHTS

-   Adopt Cumulative Voting (SP):                                   Against

-   Redeem or Vote on Poison Pill (SP):                             For

-   Authorize Blank Check Preferred Stock:                          Against

-   Eliminate Right to Call a Special Meeting:                      Against

-   Increase Supermajority Vote Requirement:                        Against

-   Adopt Anti-Greenmail Provision:                                 For

-   Restore Preemptive Rights:                                      Case-by-Case

-   Adopt Confidential Voting (SP):                                 For

-   Approve Unequal Voting Rights:                                  Against

-   Remove Right to Act by Written Consent:                         Against

-   Approve Binding Shareholder Proposals:                          Case-by-Case

CAPITAL STRUCTURE

-   Increase Authorized Common Stock:                               Case-by-Case

-   Approve Merger or Acquisition:                                  Case-by-Case

-   Approve Technical Amendments to Charter:                        Case-by-Case

-   Opt Out of State Takeover Statutes:                             For

-   Consider Non-Financial Effects of Mergers:                      Against

-   Authorize Share Repurchase:                                     For

-   Authorize Trade in Company Stock:                               For

Wellington Management Company, llp

Wellington Management Company, llp
Proxy Policies and Procedures

Dated: April 30, 2003

-   Issue Debt Instruments:                                         For

SOCIAL ISSUES

-   Endorse the Ceres Principles (SP):                              Case-by-Case

-   Disclose Political and PAC Gifts (SP):                          For

-   Require Adoption of International Labor Organization's          Case-by-Case
    Fair Labor Principles (SP):

MISCELLANEOUS

-   Approve Other Business:                                         Abstain

-   Approve Reincorporation:                                        Case-by-Case

Wellington Management Company, llp

                            WELLS CAPITAL MANAGEMENT

                      PROXY VOTING POLICIES AND PROCEDURES

1. Scope of Policies and Procedures. These Proxy Voting Policies and Procedures ("Procedures") are used to determine how to vote proxies relating to portfolio securities held in accounts managed by Wells Capital Management and whose voting authority has been delegated to Wells Capital Management. Wells Capital Management believes that the Procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of clients, in accordance with its fiduciary duties.

2. Voting Philosophy. Wells Capital Management exercises its voting responsibility, as a fiduciary, with the goal of maximizing value to shareholders consistent with the governing laws and investment policies of each portfolio. While securities are not purchased to exercise control or to seek to effect corporate change through share ownership, Wells Capital Management supports sound corporate governance practices within companies in which they invest.

Wells Capital Management utilizes Institutional Shareholders Services (ISS), a proxy-voting agent, for voting proxies and proxy voting analysis and research. ISS votes proxies in accordance with the Wells Fargo Proxy Guidelines established by Wells Fargo Proxy Committee and attached hereto as Appendix A.

3. Responsibilities

     (A)  Proxy Administrator

     Wells Capital Management has designated a Proxy Administrator who is responsible for administering and overseeing the proxy voting process to ensure the implementation of the Procedures. The Proxy Administrator monitors ISS to determine that ISS is accurately applying the Procedures as set forth herein and that proxies are voted in a timely and responsible manner. The Proxy Administrator reviews the continuing appropriateness of the Procedures set forth herein, recommends revisions as necessary and provides an annual update on the proxy voting process.

     (i) Voting Guidelines. Wells Fargo Proxy Guidelines set forth Wells Fargo's proxy policy statement and guidelines regarding how proxies will be voted on the issues specified. ISS will vote proxies for or against as directed by the guidelines. Where the guidelines specify a "case by case" determination for a particular issue, ISS will evaluate the proxies based on thresholds established in the proxy guidelines. In addition, proxies relating to issues not addressed in the guidelines, especially foreign securities, Wells Capital Management will defer to ISS Proxy Guidelines. Finally, with respect to issues for which a vote for or against is specified by the Procedures, the Proxy Administrator shall have the authority to direct ISS to forward the proxy to him or her for a discretionary vote, in consultation with the Proxy Committee or the portfolio manager covering the subject security if the Proxy Committee or the portfolio manager determines that a case-by-case review of such matter is warranted, provided however, that such authority to deviate from the Procedures shall not be exercised if the Proxy

          Administrator is aware of any conflict of interest as described further below with respect to such matter.

     (ii) Voting Discretion. In all cases, the Proxy Administrator will exercise its voting discretion in accordance with the voting philosophy of the Wells Fargo Proxy Guidelines. In cases where a proxy is forwarded by ISS to the Proxy Administrator, the Proxy Administrator may be assisted in its voting decision through receipt of: (i) independent research and voting recommendations provided by ISS or other independent sources; or (ii) information provided by company managements and shareholder groups. In the event that the Proxy Administrator is aware of a material conflict of interest involving Wells Fargo/Wells Capital Management or any of its affiliates regarding a proxy that has been forwarded to him or her, the Proxy Administrator will return the proxy to ISS to be voted in conformance with the voting guidelines of ISS.

          Voting decisions made by the Proxy Administrator will be reported to ISS to ensure that the vote is registered in a timely manner.

     (iii) Securities on Loan. As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy).

     (iv) Conflicts of Interest. Wells Capital Management has obtained a copy of ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to Wells Capital Management as a result of business conducted by ISS. Wells Capital Management believes that potential conflicts of interest by ISS are minimized by these policies, procedures and practices, a copy of which is attached hereto as Appendix B. In addition, Wells Fargo and/or Wells Capital Management may have a conflict of interest regarding a proxy to be voted upon if, for example, Wells Fargo and/or Wells Capital Management or its affiliates have other relationships with the issuer of the proxy. Wells Capital Management believes that, in most instances, any material conflicts of interest will be minimized through a strict and objective application by ISS of the voting guidelines attached hereto. However, when the Proxy Administrator is aware of a material conflict of interest regarding a matter that would otherwise require a vote by Wells Capital Management, the Proxy Administrator shall defer to ISS to vote in conformance with the voting guidelines of ISS. In addition, the Proxy Administrator will seek to avoid any undue influence as a result of any material conflict of interest that exists between the interest of a client and Wells Capital Management or any of its affiliates. To this end, an independent fiduciary engaged by Wells Fargo will direct the Proxy Administrator on voting instructions for the Wells Fargo proxy.

     (B)  ISS

     ISS has been delegated with the following responsibilities:

     (i) Research and make voting determinations in accordance with the Wells Fargo Proxy Guidelines described in Appendix A;

     (ii) Vote and submit proxies in a timely manner;


                                                                               2
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     (iii) Handle other administrative functions of proxy voting;

     (iv) Maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

     (v)  Maintain records of votes cast; and

     (vi) Provide recommendations with respect to proxy voting matters in general.

     (C) Except in instances where clients have retained voting authority, Wells Capital Management will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

     (D) Notwithstanding the foregoing, Wells Capital Management retains final authority and fiduciary responsibility for proxy voting.

4. Record Retention. Wells Capital Management will maintain the following records relating to the implementation of the Procedures:

     (i)  A copy of these proxy voting polices and procedures;

     (ii) Proxy statements received for client securities (which will be satisfied by relying on EDGAR or ISS);

     (iii) Records of votes cast on behalf of clients (which ISS maintains on behalf of Wells Capital Management);

     (iv) Records of each written client request for proxy voting records and Wells Capital Management's written response to any client request (written or oral) for such records; and

     (v) Any documents prepared by Wells Capital Management or ISS that were material to making a proxy voting decision.

     Such proxy voting books and records shall be maintained at an office of Wells Capital Management in an easily accessible place for a period of five years.

5. Disclosure of Policies and Procedures. Wells Capital Management will disclose to its clients a summary description of its proxy voting policy and procedures via mail. A detail copy of the policy and procedures will be provided to clients upon request by calling 1-800-736-2316. It is also posted on Wells Capital Management website at www.wellscap.com.

     Wells Capital Management will also provide proxy statements and any records as to how we voted proxies on behalf of client upon request. Clients may contact us at 1-800-736-2316 or by e-mail at http://www.wellscap.com/contactus/index.html to request a record of proxies voted on their behalf.

     Except as otherwise required by law, Wells Capital Management has a general policy of not disclosing to any issuer or third party how its client proxies are voted.

July 24, 2004


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                                   APPENDIX A

                WELLS FARGO BANK PROXY GUIDELINES AND PHILOSOPHY
                                    FOR 2004

                                  INTRODUCTION

Wells Fargo Trust has adopted a system-wide philosophy statement and guidelines for voting of proxies for fiduciary and agency accounts where we have sole voting authority or joint voting authority (with other fiduciaries or co-actors).

The voting of proxies is the responsibility of the Wells Fargo Proxy Committee, which is appointed each year by the Trust Operating Committee (TOC). A monthly review and approval of voting activity is the responsibility of the Trust Investment Committee (TIC).

Most Wells Fargo fiduciary entities have appointed Institutional Shareholder Services (ISS) as their agent to vote proxies, following Wells Fargo guidelines to assure consistent application of the philosophy and voting guidelines and for efficiency of operations and processing since we share a single system and processing capability. Wells Fargo Bank administers the proxy voting process, including development and maintenance of proxy voting guidelines.

                             PROXY POLICY STATEMENT

A. Proxies relating to fiduciary accounts must be voted for the exclusive benefit of the trust beneficiary. Proxy votes should be cast based upon an analysis of the impact of any proposal on the economic value of the stock during the time the stock is intended to be held by a fiduciary account.

B. Because the acquisition and retention of a security reflects confidence in management's ability to generate acceptable returns for the shareholder, certain proxy issues involving corporate governance should be voted as recommended by management. These issues are listed in the proxy guidelines incorporated in this document.

C. We encourage the Board of Directors to request powers which can be used to enhance the economic value of the stock by encouraging negotiation with a potential acquirer or by discouraging coercive and undervalued offers:

     1. The decision as to whether or not a Board of Directors should be granted these powers will be based upon:

          - an evaluation of the independence of the Board in its attempt to maximize shareholder value and,

          - upon an evaluation that the specific power being requested is reasonable in light of our objective to maximize the economic value of the stock and is not, in itself, abusive.


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               Proxy issues that will be evaluated and voted in accordance with this standard are listed in the guidelines.

     2. We will evaluate proposals where a Board of Directors has requested a change in their powers of corporate governance that increase the powers of the Board with respect to potential acquisition transactions as follows:

          a. An evaluation will be made of the Board's independence and performance as determined by a review of relevant factors including:

               1)   Length of service of senior management

               2)   Number/percentage of outside directors

               3)   Consistency of performance (EPS) over the last five years

               4)   Value/growth of shares relative to industry/market averages

               5) Clear evidence of management and/or strategy changes implemented by the Board which are designed to improve company performance and shareholder value

          b. If the Board is viewed to be independent and the financial performance of the Company has been good:

               1) An evaluation will be made as to the appropriateness of the power or change being requested, if properly exercised, to enhance the economic value of the stock.

               2) If the provision itself is not viewed to be unnecessary or abusive (irrespective of the manner in which it may be exercised), then the proxy will be voted in favor of such proposal.

          c. If the Board is not viewed as independent, or the performance of the Company has not been good, or if the proposal is determined to be inappropriate, unnecessary, unusual, or abusive, the proxy will be voted against such proposal.

          d. If the Proxy Committee deems it appropriate, the Company may be offered the opportunity to present the Board's and management's position to the Committee.

D.   Our process for evaluating shareholder proposals will be as follows:

     1. If the proposal relates to issues that do not have a material economic impact on the value of the stock, the proxy will be voted as recommended by management.

     2. If the proposal has a potential economic impact on the value of the stock, the analysis outlined in paragraph C.2 above will be made. If the Board is viewed as independent and the financial performance of the Company has been good, then the proxy will be voted as recommended by management.


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
     3.   Standard shareholder proposals will be voted as indicated on Exhibit
          C.

E. The Proxy Committee will ensure that adequate records are maintained which reflect (i) how and pursuant to which guidelines proxies are voted, (ii) that proxies and holdings are being reconciled, and (iii) whether reasonable efforts are being made to obtain any missing proxies.

F. This Proxy Policy Statement may be disclosed to any current or prospective trust customer or beneficiary. Disclosure of proxy voting in specific accounts shall be made when requested by the plan sponsor, beneficiary, grantor, owner, or any other person with a beneficial interest in the account.

G. Wells Fargo Bank employs Institutional Shareholder Services (ISS) as its proxy voting agent, responsible for analyzing proxies and recommending a voting position consistent with the Wells Fargo Proxy Guidelines. On issues where the Wells Fargo Proxy Guidelines are silent, Wells Fargo Bank will defer to the ISS Proxy Guidelines, particularly in the case of global proxy issues. The Wells Fargo Proxy Committee is responsible for the final decision on the voting of all proxies for Wells Fargo Bank.

H. The Wells Fargo Proxy Committee has taken the following steps to ensure that material conflicts of interest are avoided between the interests of the client (fund shareholders and trust beneficiaries), on the one hand, and the investment adviser, corporation, principal underwriter, or an affiliated person of the trust account, fund, its investment adviser or principal underwriter, on the other hand.

     1. The Wells Fargo Proxy Committee requires that all proxies relating to fiduciary accounts must be voted for the exclusive benefit of the fund shareholder and trust beneficiary.

     2. The Wells Fargo Proxy Committee has adopted system-wide, written proxy guidelines and procedures for voting proxies to ensure consistency in voting proxies across all accounts.

     3. Wells Fargo has hired ISS as our proxy-voting agent in analyzing and recommending a voting position on all proxies (based on the Wells Fargo Proxy Guidelines) to ensure independence and consistency in analysis, interpretation and implementation of the proxy voting process.

     4. Wells Fargo hires an independent fiduciary to direct the Wells Fargo Proxy Committee on voting instructions for the Wells Fargo proxy.

     5. Proxy guidelines, which are implemented on a case-by-case basis, are evaluated consistently across proxies on the basis of rigid, quantifiable thresholds.

     6. The Wells Fargo organization has a wall of confidentiality between the commercial bank and its lending activities and the fiduciary responsibilities within the trust world.

     7. Proxy voting recommendations are not shared with senior management of Wells Fargo prior to casting our proxy vote, plus senior management has expressly requested that they not be informed on proxy voting issues.


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
     8. The Wells Fargo Proxy Committee has final authority in exercising our fiduciary responsibility of voting proxies.

     9. The Wells Fargo proxy voting record is available for review by the client.


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
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
Uncontested Election of Directors or Trustees

WFB will generally vote for all uncontested director or trustee nominees. The
Nominating Committee is in the best position to select nominees who are available and capable of working well together to oversee management of the
company.                                                                                FOR

WFB will withhold votes for a director if the nominee fails to attend at least
75% of the board and committee meetings without a valid excuse.                      WITHHOLD

WFB will vote against routine election of directors if any of the following apply: company fails to disclose adequate information in a timely manner, serious issues with the finances, questionable transactions, conflicts of interest, record of abuses against minority shareholder interests, bundling of
director elections, and/or egregious governance practices.                            AGAINST

Ratification of Auditors

WFB will vote against auditors and withhold votes from audit committee members if non-audit fees are greater than audit fees, audit-related fees, and permitted tax fees, combined. WFB will follow the disclosure categories being proposed by
the SEC in applying the above formula.                                               AGAINST/
                                                                                     WITHHOLD

With the above exception, WFB will generally vote for proposals to ratify
auditors unless:                                                                        FOR

-    an auditor has a financial interest in or association with the company, and
     is therefore not independent, or                                                 AGAINST

-    there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial
     position.                                                                        AGAINST

WFB will vote against proposals that require auditors to attend annual meetings as auditors are regularly reviewed by the board audit committee, and such
attendance is unnecessary.                                                            AGAINST

WFB will consider shareholder proposals requiring companies to prohibit their auditors from engaging in non-audit services on a case-by-case basis (or cap
level of non-audit services).                                                      CASE-BY-CASE

WFB will vote for shareholder proposals requesting a shareholder vote for audit
firm ratification.                                                                      FOR

WFB will vote against shareholder proposals asking for audit firm rotation. This practice is viewed as too disruptive and too costly to implement for the benefit
achieved.                                                                             AGAINST
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                                                                               8
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
For foreign corporations, WFB will consider on a case-by-case basis if the auditors are being changed without an explanation, or if the nonaudit-related fees are substantial or in excess of standard audit fees, as the importance of
maintaining the independence of the audit function is important.                   CASE-BY-CASE

Specifically for Japan, WFB will consider voting against the appointment of independent internal statutory auditors if they have served the company in any executive capacity, or can be considered affiliated in any way. Japan enacted laws in 1993, which call for the establishment of a three-member audit committee
of independent auditors.                                                              AGAINST

Specifically for Japan, WFB will classify any proposed amendment to companies' articles of incorporation lengthening the internal auditors' term in office to four years from three years as a negative provision. Since this is mandated by law, this amendment would not warrant an automatic vote recommendation against.

Directors and Auditor's Reports

For foreign corporations, WFB will generally vote for proposals to approve
directors' and auditors' reports, unless:                                               FOR

-    there are concerns about the accuracy of the accounts presented or the
     auditing procedures used;                                                        AGAINST

-    the company is not responsive to shareholder questions about specific items
     that should be publicly disclosed.                                               AGAINST

The directors' report usually includes a review of the company's performance during the year, justification of dividend levels and profits or losses, special events such as acquisitions or disposals, and future plans for the company.
Shareholders can find reference to any irregularities or problems with the company in the auditors report.

Company Name Change/Purpose

WFB will vote for proposals to change the company name as management and the
board is best suited to determine if such change in company name is necessary.          FOR

However, where the name change is requested in connection with a reorganization
of the company, the vote will be based on the merits of the reorganization.        CASE-BY-CASE

In addition, WFB will generally vote for proposals to amend the purpose of the company. Management is in the best position to know whether the description of what the company does is accurate, or whether it needs to be updated by
deleting, adding or revising language.                                                  FOR
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                                                                               9
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
Employee Stock Purchase Plans/401(k) Employee Benefit Plans

WFB will vote for proposals to adopt, amend or increase authorized shares for employee stock purchase plans and 401(k) plans for employees as properly structured plans enable employees to purchase common stock at a slight discount and thus own a beneficial interest in the company, provided that the
total cost of the company's plan is not above the allowable cap for the company.        FOR

Similarly, WFB will generally vote for proposals to adopt or amend thrift and
savings plans, retirement plans, pension plans and profit plans.                        FOR

Approve Other Business

WFB will generally vote for proposals to approve other business. This transfer of authority allows the corporation to take certain ministerial steps that may
arise at the annual or special meeting.                                                 FOR

However, WFB retains the discretion to vote against such proposals if adequate information is not provided in the proxy statement, or the measures are
significant and no further approval from shareholders is sought.                      AGAINST

Independent Board Chairman

WFB will vote against proposals requiring that the positions of chairman and CEO
be held separately.                                                                   AGAINST

WFB would prefer to see the chairman and chief executive positions be held by different individuals. However, separation of the two positions may not be in shareholders' best interests if the company has a limited roster of executive officers, or a recently organized company may need to combine these positions temporarily. It should also be noted that we support independence and would support a lead independent director. However, separating the chairman and CEO in most companies would be too disruptive to the company.

Specifically in the U.K., WFB will vote against a director nominee who is both
chairman and CEO if there is no adequate justification provided by the company.       AGAINST

Independent Board of Directors/Board Committees

WFB will vote for proposals requiring that two-thirds of the board be independent directors, unless the board is effectively in compliance with the request based on WFB's definition of independence. An independent board faces
fewer conflicts and is best prepared to protect stockholders' interests.                FOR

WFB will withhold votes from insiders and affiliated outsiders on boards that
are not at least majority independent.                                               WITHHOLD

WFB will withhold votes from compensation committee members where there              WITHHOLD
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                                                                              10

is a pay-for-performance disconnect (for Russell 3000 companies).

WFB will vote for proposals requesting that the board audit, compensation and/or nominating committees be composed of independent directors, only. Committees should be composed entirely of independent directors in order to avoid conflicts
of interest.                                                                            FOR

WFB will withhold votes from any insiders or affiliated outsiders on audit, compensation or nominating committees. WFB will withhold votes from any insiders or affiliated outsiders on the board if any of these key committees has not been
established.                                                                         WITHHOLD

Specifically in Canada, WFB will insert strong language in our analyses to highlight our disapproval of the 'single-slate' approach and call on companies to unbundle the director nominees up for election/reelection.

Specifically in France, Management may propose a different board structure. The
French Commercial Code gives companies three options in respect to their board
structure. WFB will examine these proposals on a case-by-case basis.               CASE-BY-CASE

Specifically in Japan, in cases where a company has committed some fraudulent or criminal act, WFB will vote against the representative director(s) and
individuals personally implicated in the wrongdoing.                                  AGAINST

In addition, WFB will vote against proposals asking the board to address the
issue of board diversity.                                                             AGAINST

WFB will vote against proposals from shareholders requesting an independent
compensation consultant.                                                              AGAINST

Minimum Stock Requirements by Directors

WFB will vote against proposals requiring directors to own a minimum number of shares of company stock in order to qualify as a director, or to remain on the board. Minimum stock ownership requirements can impose an across-the-board
requirement that could prevent qualified individuals from serving as directors.       AGAINST

Indemnification and Liability Provisions for Directors and Officers

WFB will vote for proposals to allow indemnification of directors and officers, when the actions taken were on behalf of the company and no criminal violations occurred. WFB will also vote in favor of proposals to purchase liability insurance covering liability in connection with those actions. Not allowing companies to indemnify directors and officers to the degree possible under the law would limit the ability of the company to attract qualified
individuals.                                                                            FOR

Alternatively, WFB will vote against indemnity proposals that are overly broad.

For example, WFB will oppose proposals to indemnify directors for acts going beyond mere carelessness, such as gross negligence, acts taken in bad faith, acts not otherwise allowed by state law or more serious violations of fiduciary
obligations.                                                                          AGAINST

For foreign corporations, WFB will vote against providing indemnity insurance to auditors as payment of such fees by the company on behalf of the auditor calls
into question the objectivity of the auditor in carrying out the audit.               AGAINST

Board or Management Acts

For foreign corporations, WFB will vote for the discharge of the board and
management unless:                                                                      FOR

-    there are serious questions about actions of the board or management for
     the year in question;                                                            AGAINST

-    legal action is being taken against the board by shareholders.                   AGAINST

Discharge is a tacit vote of confidence in the company's corporate management and policies and does not necessarily eliminate the possibility of future shareholder action, although it does make such action more difficult to pursue.

Nominee Statement in the Proxy

WFB will vote against proposals that require board nominees to have a statement of candidacy in the proxy, since the proxy statement already provides adequate
information pertaining to the election of directors.                                  AGAINST

Limitation on Number of Boards a Director May Sit On

WFB will withhold votes from directors who sit on more than six boards.              WITHHOLD

Director Tenure/Retirement Age

WFB will vote against proposals to limit the tenure or retirement age of directors as such limitations based on an arbitrary number could prevent
qualified individuals from serving as directors.                                      AGAINST

Board Powers/Procedures/Qualifications

WFB will consider on a case-by-case basis proposals to amend the corporation's
By-laws so that the Board of Directors shall have the power, without the assent or vote of the shareholders, to make, alter, amend, or rescind the By-laws, fix the amount to be reserved as working capital, and fix the number of directors and what number shall constitute a quorum of the Board. In determining these
issues, WFB will rely on the proxy voting Guidelines.                              CASE-BY-CASE

Loans to Officers

WFB will consider on a case-by-case basis proposals to authorize the corporation to make loans or to guarantee the obligations of officers of the
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                                                                              12

corporation or any of its affiliates.                                              CASE-BY-CASE

Adjourn Meeting to Solicit Additional Votes

WFB will examine proposals to adjourn the meeting to solicit additional votes on a case-by-case basis. As additional solicitation may be costly and could result in coercive pressure on shareholders, WFB will consider the nature of the
proposal and its vote recommendations for the scheduled meeting.                   CASE-BY-CASE


Contested Election of Directors or Trustees
Reimbursement of Solicitation Expenses

WFB will consider contested elections on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background of the proxy contest; qualifications of director or trustee nominees (both slates);
evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership
positions.                                                                         CASE-BY-CASE

In addition, decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis as proxy contests are governed by a mix
of federal regulation, state law, and corporate charter and bylaw provisions.      CASE-BY-CASE

Board Structure: Staggered vs. Annual Elections

WFB will consider the issue of classified boards on a case-by-case basis. In some cases, the division of the board into classes, elected for staggered terms, can entrench the incumbent management and make them less responsive to shareholder concerns. On the other hand, in some cases, staggered elections may
provide for the continuity of experienced directors on the Board.                  CASE-BY-CASE

For foreign corporations, WFB will vote for the elimination of protected board
seats, as all directors should be accountable to shareholders.                          FOR

Removal of Directors

WFB will consider on a case-by-case basis proposals to eliminate shareholders'
rights to remove directors with or without cause or only with approval of two-
thirds or more of the shares entitled to vote.                                     CASE-BY-CASE

However, a requirement that a 75% or greater vote be obtained for removal of
directors is abusive and will warrant a vote against the proposal.                    AGAINST

Board Vacancies

WFB will vote against proposals that allow the board to fill vacancies without shareholder approval as these authorizations run contrary to basic shareholders'
rights.                                                                               AGAINST

Alternatively, WFB will vote for proposals that permit shareholders to elect
directors to fill board vacancies.                                                      FOR
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                                                                              13

Cumulative Voting

WFB will vote on proposals to permit or eliminate cumulative voting on a case-
by-case basis, in accordance with its proxy voting guidelines. However, if the
board is elected annually we will not support cumulative voting.                   CASE-BY-CASE

Shareholders' Right To Call A Special Meeting
Shareholder Ability to Act by Written Consent

Proposals providing that stockholder action may be taken only at an annual or special meeting of stockholder and not by written consent, or increasing the shareholder vote necessary to call a special meeting, will be voted on a case by
case basis in accordance with the proxy voting guidelines.                         CASE-BY-CASE

Board Size

WFB will vote for proposals that seek to fix the size of the board, as the ability for management to increase or decrease the size of the board in the face
of a proxy contest may be used as a takeover defense.                                   FOR

However, if the company has cumulative voting, downsizing the board may decrease
a minority shareholder's chances of electing a director.                              AGAINST

By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board. Fixing the size of the board also prevents a reduction in the board size as a means to oust independent directors or those who cause friction within an otherwise homogenous board.

Shareholder Rights Plan (Poison Pills)

WFB will generally vote for proposals that request a company to submit its
poison pill for shareholder ratification.                                               FOR

Alternatively, WFB will analyze proposals to redeem a company's poison pill, or
requesting the ratification of a poison pill on a case-by-case basis.              CASE-BY-CASE

Specifically for Canadian companies, WFB will consider on a case-by-case basis poison pill plans that contain a permitted bid feature as they require shareholder ratification of the pill and a sunset provisions whereby the pill expires unless it is renewed, and they specify that an all cash bid for all shares (or more recently majority of shares) that includes a fairness opinion and evidence of financing does not trigger the bill but forces a special meeting at which the offer is put to a shareholder vote. Also, WFB will also consider the balance of powers granted between the board and shareholders by the poison
pill provisions.                                                                   CASE-BY-CASE

Poison pills are one of the most potent anti-takeover measures and are generally adopted by boards without shareholder approval. These plans harm shareholder value and entrench management by deterring stock acquisition offers that are
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                                                                              14

not favored by the board.

Fair Price Provisions

WFB will consider fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed mechanism, the vote required to approve the proposed acquisition, the vote required to repeal the
fair price provision, and the mechanism for determining the fair price.            CASE-BY-CASE

WFB will vote against fair price provisions with shareholder vote requirements
of 75% or more of disinterested shares.                                               AGAINST

Greenmail

WFB will generally vote in favor of proposals limiting the corporation's authority to purchase shares of common stock (or other outstanding securities)
from a holder of a stated interest (5% or more) at a premium unless the same offer is made to all shareholders. These are known as "anti-greenmail"
provisions. Greenmail discriminates against rank-and-file shareholders and may
have an adverse effect on corporate image.                                              FOR

If the proposal is bundled with other charter or bylaw amendments, WFB will analyze such proposals on a case-by-case basis. In addition, WFB will analyze restructurings that involve the payment of pale greenmail on a case-by-case basis.
                                                                                   CASE-BY-CASE
Voting Rights

WFB will vote for proposals that seek to maintain or convert to a one-share, one-vote capital structure as such a principle ensures that management is accountable to all the company's owners.
                                                                                        FOR
Alternatively, WFB will vote against any proposals to cap the number of votes a shareholder is entitled to. Any measure that places a ceiling on voting may
entrench management and lessen its interest in maximizing shareholder value.          AGAINST

Dual Class/Multiple-Voting Stock

WFB will vote against proposals that authorize, amend or increase dual class or multiple-voting stock which may be used in exchanges or recapitalizations. Dual class or multiple-voting stock carry unequal voting rights, which differ from
those of the broadly traded class of common stock.                                    AGAINST

Alternatively, WFB will vote for the elimination of dual class or multiple-
voting stock, which carry different rights than the common stock.
                                                                                        FOR

For foreign corporations, WFB will vote for proposals that create preference shares, provided the loss of voting rights is adequately compensated with a higher dividend and the total amount of preference share capital is not greater than 50% of the total outstanding. Preference shares are a common and legitimate
form of corporate financing and can enhance shareholder value.                          FOR
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                                                                              15
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
Supermajority Vote Provisions

WFB will generally consider on a case-by-case basis proposals to increase the shareholder vote necessary to approve mergers, acquisitions, sales of assets etc. and to amend the corporation's charter or by-laws. The factors considered
are those specified in the proxy guidelines.                                       CASE-BY-CASE

However, a supermajority requirement of 75% or more is abusive and WFB will vote
against proposals that provide for them.                                              AGAINST

Supermajority vote provisions require voting approval in excess of a simple majority of the outstanding shares for a proposal. Companies may include supermajority lock-in provisions, which occur when changes are made to a corporation's governing documents, and once approved, a supermajority vote is required to amend or repeal the changes.

Confidential Voting

WFB will vote for proposals to adopt confidential voting.                               FOR

Vote Tabulations

WFB will vote against proposals asking corporations to refrain from counting abstentions and broker non-votes in their vote tabulations and to eliminate the company's discretion to vote unmarked proxy ballots. Vote counting procedures are determined by a number of different standards, including state law, the federal proxy rules, internal corporate policies, and mandates of the various
stock exchanges.                                                                      AGAINST

Specifically in Japan, WFB will vote against management proposals amending their articles to relax their quorum requirement for special resolutions (including mergers, article amendments, and option plans) from one-half to one- third of issued capital (although such resolutions would still require two-thirds
majority of votes cast).                                                              AGAINST

Equal Access to the Proxy

WFB will evaluate Shareholder proposals requiring companies to give shareholders access to the proxy ballot for the purpose of nominating board members, on a case-by-case basis taking into account the ownership threshold proposed in the resolution and the proponent's rationale for the proposal at the targeted
company in terms of board and director conduct.                                    CASE-BY-CASE

Disclosure of Information

WFB will vote against shareholder proposals requesting fuller disclosure of company policies, plans, or business practices. Such proposals rarely enhance shareholder return and in many cases would require disclosure of confidential
business information.                                                                 AGAINST

Annual Meetings

WFB will vote for proposals to amend procedures or change date or location of
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
the annual meeting. Decisions as to procedures, dates or locations of meetings
are best placed with management.                                                        FOR

Alternatively, WFB will vote against proposals from shareholders calling for a change in the location or date of annual meetings as no date or location
proposed will be acceptable to all shareholders.                                      AGAINST

WFB will generally vote in favor of proposals to reduce the quorum necessary for shareholders' meetings, subject to a minimum of a simple majority of the
company's outstanding voting shares.                                                    FOR

Shareholder Advisory Committees/Independent Inspectors

WFB will vote against proposals seeking to establish shareholder advisory committees or independent inspectors. The existence of such bodies dilutes the
responsibility of the board for managing the affairs of the corporation.              AGAINST

Technical Amendments to the Charter of Bylaws

WFB will generally vote in favor of charter and bylaw amendments proposed solely to conform with modern business practices, for simplification, or to
comply with what management's counsel interprets as applicable law.                     FOR

However, amendments that have a material effect on shareholder's rights will be
considered on a case-by-case basis.                                                CASE-BY-CASE

Bundled Proposals

WFB will vote for bundled or "conditional" proxy proposals on a case-by-case basis, as WFB will examine the benefits and costs of the packaged items, and determine if the effect of the conditioned items are in the best interests of
shareholders.                                                                      CASE-BY-CASE

Common Stock Authorizations/Reverse Stock Splits/Forward Stock Splits

WFB will consider requests for increases in authorized common stock on a case-by-case basis. Factors to be considered include the company's industry and performance. These stock increases may be for a proposed stock split, issuance
of shares for acquisitions, or for general business purposes.                      CASE-BY-CASE

Also to be considered is whether the purpose of the proposed increase is to strengthen takeover defenses, in which case WFB will vote against the proposal.
Such increases give management too much power and are beyond what a company would normally need during the course of a year. They may also allow management to freely place the shares with an allied institution or set the terms and
prices of the new shares.                                                             AGAINST

For reverse stock splits, WFB will generally vote for proposals to implement the split provided the number of authorized common shares is reduced to a level that does not represent an unreasonably large increase in authorized but unissued shares. The failure to reduce authorized shares proportionally to any reverse split has potential adverse anti-takeover consequences. However, such
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                                                                              17
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
circumstances may be warranted if delisting of the company's stock is imminent and would result in greater harm to shareholders than the excessive share
authorization.                                                                          FOR

WFB will generally vote in favor of forward stock splits.                               FOR

Dividends

WFB will vote for proposals to allocate income and set dividends.                       FOR

WFB will also vote for proposals that authorize a dividend reinvestment program
as it allows investors to receive additional stock in lieu of a cash dividend.          FOR

However, if a proposal for a special bonus dividend is made that specifically rewards a certain class of shareholders over another, WFB will vote against the
proposal.                                                                             AGAINST

WFB will also vote against proposals from shareholders requesting management to redistribute profits or restructure investments. Management is best placed to
determine how to allocate corporate earnings or set dividends.                        AGAINST

In addition, WFB will vote for proposals to set director fees.                          FOR

Reduce the Par Value of the Common Stock

WFB will vote for proposals to reduce the par value of common stock.                    FOR

Preferred Stock Authorization

WFB will generally vote for proposals to create preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, or where the stock may be used to
consummate beneficial acquisitions, combinations or financings.                         FOR

Alternatively, WFB will vote against proposals to authorize or issue preferred stock if the board has asked for the unlimited right to set the terms and conditions for the stock and may issue it for anti-takeover purposes without
shareholder approval (blank check preferred stock).                                   AGAINST

In addition, WFB will vote against proposals to issue preferred stock if the shares to be used have voting rights greater than those available to other
shareholders.                                                                         AGAINST

WFB will vote for proposals to require shareholder approval of blank check preferred stock issues for other than general corporate purposes (white squire
placements).                                                                            FOR

Finally, WFB will consider on a case-by-case basis proposals to modify the rights of preferred shareholders and to increase or decrease the dividend rate of
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                                                                              18
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
preferred stock.                                                                   CASE-BY-CASE

Reclassification of Shares

WFB will consider proposals to reclassify a specified class or series of shares
on a case-by-case basis.                                                           CASE-BY-CASE

Preemptive Rights

WFB will generally vote for proposals to eliminate preemptive rights. Preemptive rights are unnecessary to protect shareholder interests due to the size of most
modern companies, the number of investors and the liquidity of trading.                 FOR

In addition, specifically for foreign corporations, WFB will vote for issuance requests with preemptive rights to a maximum of 100% over current issued capital. In addition, WFB will vote for issuance requests without preemptive rights to a maximum of 20% of currently issued capital. These requests are for the creation of pools of capital with a specific purpose and cover the full
range of corporate financing needs.                                                     FOR

Share Repurchase Plans

WFB will vote for share repurchase plans, unless:                                       FOR

-    there is clear evidence of past abuse of the authority; or                       AGAINST

-    the plan contains no safeguards against selective buy-backs.                     AGAINST

Corporate stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.

Executive and Director Compensation Plans

WFB will analyze on a case-by-case basis proposals on executive or director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value. Such proposals may seek shareholder approval to adopt a
new plan, or to increase shares reserved for an existing plan.                     CASE-BY-CASE

WFB will review the potential cost and dilutive effect of the plan. After determining how much the plan will cost, ISS (Institutional Shareholder
Services) evaluates whether the cost is reasonable by comparing the cost to an allowable cap. The allowable cap is industry-specific, market cap-base, and pegged to the average amount paid by companies performing in the top quartile of their peer groups. If the proposed cost is below the allowable cap, WFB will vote for the plan. ISS will also apply a pay for performance overlay in
assessing equity-based compensation plans for Russell 3000 companies.                   FOR

If the proposed cost is above the allowable cap, WFB will vote against the plan.      AGAINST

Among the plan features that may result in a vote against the plan are:

-    plan administrators are given the authority to reprice or replace underwater
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                                                                              19

     options; repricing guidelines will conform to changes in the NYSE and
     NASDAQ listing rules.                                                            AGAINST

WFB will generally vote for shareholder proposals requiring performance-based stock options unless the proposal is overly restrictive or the company demonstrates that it is using a substantial portion of performance-based awards
for its top executives.                                                            CASE-BY-CASE

WFB will vote against shareholder proposals asking the company to expense stock options. WFB is not opposed to the concept. However, we currently lack an
appropriate accounting treatment for it at present.                                   AGAINST

WFB will generally vote for shareholder proposals to exclude pension fund income in the calculation of earnings used in determining executive
bonuses/compensation.                                                                   FOR

WFB will generally vote against shareholder proposals to ban future stock option grants to executives. This may be supportable in extreme cases where a company is a serial repricer, has a huge overhang, or has a highly dilutive, broad-based
(non-approved) plans and is not acting to correct the situation.                      AGAINST

WFB will evaluate shareholder proposals asking companies to adopt holding periods for their executives on a case-by-case basis taking into consideration the company's current holding period or officer share ownership requirements, as
well as actual officer stock ownership in the company.                             CASE-BY-CASE

For certain OBRA-related proposals, WFB will vote for plan provisions that (a)
place a cap on annual grants or amend administrative features, and (b) add performance criteria to existing compensation plans to comply with the
provisions of Section 162(m) of the Internal Revenue Code.                         CASE-BY-CASE

In addition, director compensation plans may also include stock plans that provide directors with the option of taking all or a portion of their cash compensation in the form of stock. WFB will consider these plans based on their
voting power dilution.                                                             CASE-BY-CASE

WFB will generally vote for retirement plans for directors.                             FOR

Specifically in Japan, WFB will vote against option plans/grants to directors or employees of "related companies," even though they meet our criteria for
dilution and exercise price, without adequate disclosure and justification.           AGAINST

Specifically in the U.K., WFB will vote against directors who have service contracts of three years, which exceed best practice and any change-in-control provisions. Management may propose director nominees who have service contracts that exceed the Combined Code's recommendation of one-year. (The exceptions to the code would be in cases of new recruits with longer notice or contract
periods, which should, however, be reduced after the initial period.)                 AGAINST
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                                                                              20

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
WFB will evaluate compensation proposals (Tax Havens) requesting share option
schemes or amending an existing share option scheme on a case-by-case basis.       CASE-BY-CASE

Stock options align management interests with those of shareholders by motivating executives to maintain stock price appreciation. Stock options, however, may harm shareholders by diluting each owner's interest. In addition, exercising options can shift the balance of voting power by increasing executive ownership.

Bonus Plans

WFB will vote for proposals to adopt annual or long-term cash or cash-and-stock bonus plans on a case-by-case basis. These plans enable companies qualify for a tax deduction under the provisions of Section 162(m) of the IRC. Payouts under these plans may either be in cash or stock and are usually tied to the attainment of certain financial or other performance goals. WFB will consider whether the plan is comparable to plans adopted by companies of similar size in
the company's industry and whether it is justified by the company's performance.        FOR

For foreign companies, proposals to authorize bonuses to directors and statutory auditors who are retiring from the board will be considered on a case-by-case
basis.                                                                             CASE-BY-CASE

Deferred Compensation Plans

WFB will generally vote for proposals to adopt or amend deferred compensation plans as they allow the compensation committee to tailor the plan to the needs of the executives or board of directors, unless

-    the proposal is embedded in an executive or director compensation plan that
     is contrary to guidelines                                                          FOR

Disclosure on Executive or Director Compensation

Cap or Restrict Executive or Director Compensation

WFB will generally vote for shareholder proposals requiring companies to report on their executive retirement benefits (deferred compensation, split- dollar
life insurance, SERPs, and pension benefits.                                            FOR

WFB will generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote, unless the company's executive pension plans do not contain excessive benefits
beyond what is offered under employee-wide plans.                                       FOR

WFB will generally vote against proposals that (a) seek additional disclosure of information on executive or director's pay, or (b) seek to limit executive and
director pay.                                                                         AGAINST

Golden and Tin Parachutes
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                                                                              21
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
WFB will vote for proposals that seek shareholder ratification of golden or tin parachutes as shareholders should have the opportunity to approve or disapprove
of these severance agreements.                                                          FOR

Alternatively, WFB will examine on a case-by-case basis proposals that seek to ratify or cancel golden or tin parachutes. Effective parachutes may encourage management to consider takeover bids more fully and may also enhance employee morale and productivity. Among the arrangements that will be considered on their
merits are:                                                                        CASE-BY-CASE

- arrangements guaranteeing key employees continuation of base salary for more than three years or lump sum payment of more than three times base salary plus retirement benefits;

-    guarantees of benefits if a key employee voluntarily terminates;

-    guarantees of benefits to employees lower than very senior management; and

-    indemnification of liability for excise taxes.

By contrast, WFB will vote against proposals that would guarantee benefits in a
management-led buyout.                                                                AGAINST

Reincorporation

WFB will evaluate a change in a company's state of incorporation on a case-by-
case basis. WFB will analyze the valid reasons for the proposed move, including restructuring efforts, merger agreements, and tax or incorporation fee savings.
WFB will also analyze proposed changes to the company charter and differences
between the states' corporate governance laws.                                     CASE-BY-CASE

States have adopted various statutes intended to encourage companies to incorporate in the state. These may include state takeover statutes, control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, and disgorgement provisions. WFB will examine reincorporations on a case-by-case in light of these statutes and in light of the corporate governance features the company has adopted to determine whether
the reincorporation is in shareholders' best interests.                            CASE-BY-CASE

In addition, WFB will also examine poison pill endorsements, severance pay and labor contract provisions, and anti-greenmail provisions in the context of a
state's corporate governance laws on a case-by-case basis.                         CASE-BY-CASE

WFB will evaluate shareholder proposals requiring offshore companies to
reincorporate into the United States on a case-by-case basis.                      CASE-BY-CASE

Reincorporation proposals may have considerable implications for shareholders, affecting the company's takeover defenses and possibly its corporate structure and rules of governance.

Stakeholder Laws


                                                                              22
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
WFB will vote against resolutions that would allow the Board to consider stakeholder interests (local communities, employees, suppliers, creditors, etc.)
when faced with a takeover offer.                                                     AGAINST

Similarly, WFB will vote for proposals to opt out of stakeholder laws, which permit directors, when taking action, to weight the interests of constituencies other than shareholders in the process of corporate decision-making. Such laws allow directors to consider nearly any factor they deem relevant in discharging
their duties.                                                                           FOR

Mergers/Acquisitions and Corporate Restructurings

WFB will consider proposals on mergers and acquisitions on a case-by-case basis. WFB will determine if the transaction is in the best economic interests
of the shareholders. WFB will take into account the following factors:             CASE-BY-CASE

-    anticipated financial and operating benefits;

-    offer price (cost versus premium);

-    prospects for the combined companies;

-    how the deal was negotiated;

-    changes in corporate governance and their impact on shareholder rights.

In addition, WFB will also consider whether current shareholders would control a minority of the combined company's outstanding voting power, and whether a reputable financial advisor was retained in order to ensure the protection of
shareholders' interests.                                                           CASE-BY-CASE

On all other business transactions, i.e. corporate restructuring, spin-offs, asset sales, liquidations, and restructurings, WFB will analyze such proposals on a case-by-case basis and utilize the majority of the above factors in determining what is in the best interests of shareholders. Specifically, for liquidations, the cost versus premium factor may not be applicable, but WFB may
also review the compensation plan for executives managing the liquidation,         CASE-BY-CASE

Appraisal Rights

WFB will vote for proposals to restore, or provide shareholders with rights of appraisal.

Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions (such as mergers) the right to demand a judicial
review in order to determine the fair value of their shares.                            FOR

Mutual Fund Proxies

WFB will usually vote mutual fund proxies as recommended by management.
Proposals may include, and are not limited to, the following issues:

-    eliminating the need for annual meetings of mutual fund shareholders;

-    entering into or extending investment advisory agreements and management
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                                                                              23
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
contracts;                                                                              FOR

-    permitting securities lending and participation in repurchase agreements;

-    changing fees and expenses; and

-    changing investment policies.

An investment advisory agreement is an agreement between a mutual fund and its financial advisor under which the financial advisor provides investment advice to the fund in return for a fee based on the fund's net asset size. Most agreements require that the particular fund pay the advisor a fee constituting a small percentage of the fund's average net daily assets. In exchange for this consideration, the investment advisor manages the fund's account, furnishes investment advice, and provides office space and facilities to the fund. A new investment advisory agreement may be necessitated by the merger of the advisor or the advisor's corporate parent.

Fundamental investment restrictions are limitations within a fund's articles of incorporation that limit the investment practices of the particular fund. As fundamental, such restrictions may only be amended or eliminated with shareholder approval. Non-fundamental investment restrictions may be altered by action of the board of trustees.

Distribution agreements are agreements authorized by guidelines established under the Investment Company Act of 1940 and, in particular, Rule 12b-1 thereunder, between a fund and its distributor, which provide that the distributor is paid a monthly fee to promote the sale of the fund's shares.

Reorganizations of funds may include the issuance of shares for an acquisition of a fund, or the merger of one fund into another for purposes of consolidation.

The mutual fund industry is one of the most highly regulated industries, as it is subject to: individual state law under which the company is formed; the federal Securities Act of 1933; the federal Securities Exchange Act of 1934; and the federal Investment Company Act of 1940.

Social and Environmental Proposals

WFB will generally vote against social and environmental proposals by shareholders as their impact on share value can rarely be anticipated with any degree of confidence. Proposals that limit the business activity or capability
of the company or result in significant costs do not benefit shareholder value.       AGAINST

Social and environmental issues that may arise include:

-    Energy and Environment

-    Repressive Regimes and Foreign Labor Practices (South Africa, Northern
     Ireland, China)

-    Military Business

-    Maquiladora Standards & International Operations Policies

-    World Debt Crisis
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                                                                              24

-    Equal Employment Opportunity & Discrimination

-    Animal Rights

-    Product Integrity and Marketing

-    Human Resources Issues

-    Political and Charitable Contributions

-    Reference to Sexual Orientation

-    Pollution or Climate Change

-    Genetically Engineered Ingredients/Seeds

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)

         (1) Agreement and Declaration of Trust dated June 28, 2005, filed as Exhibit (a) to the Registrant's initial registration statement on Form N-1A on June 30, 2005.

         (2) Amended and Restated Agreement and Declaration of Trust dated August 12, 2005, filed as Exhibit (a)(2) to pre effective amendment no. 1 on September 30, 2005.

(b) By-laws of the Registrant dated June 28, 2005, filed as Exhibit (b) to the Registrant's initial registration statement on Form N-1A on June 30, 2005.

(c)      See Exhibits (a) and (b).

(d)      Advisory Agreement and Subadvisory Agreements

         (1) Advisory Agreement filed as Exhibit (d)(1) to pre effective amendment no. 1 on September 30, 2005

         (2) Subadvisory Agreement between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. filed as Exhibit (d)(2) to pre effective amendment no. 1 on September 30, 2005

         (3) Subadvisory Agreement between John Hancock Investment Management Services, LLC and American Century filed as Exhibit
                  (d)(3) to pre effective amendment no. 1 on September 30, 2005

         (4) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Davis Selected Advisors, L.P. filed as Exhibit (d)(4) to pre effective amendment no. 1 on September 30, 2005

         (5) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Declaration Management & Research LLC filed as Exhibit (d)(5) to pre effective amendment no. 1 on September 30, 2005

         (6) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. filed as Exhibit (d)(6) to pre effective amendment no. 1 on September 30, 2005

         (7) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Fidelity Management & Research Company filed as Exhibit (d)(7) to pre effective amendment no. 1 on September 30, 2005

         (8) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Franklin Advisers, Inc. filed as Exhibit (d)(8) to pre effective amendment no. 1 on September 30, 2005

         (9) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Grantham, May, Van Otterloo & Co. LLC filed as Exhibit (d)(9) to pre effective amendment no. 1 on September 30, 2005

         (10) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Independence Investment LLC filed as Exhibit (d)(10) to pre effective amendment no. 1 on September 30, 2005

         (11) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Jennison Associates LLC filed as Exhibit (d)(11) to pre effective amendment no. 1 on September 30, 2005

         (12) Subadvisory Agreement between John Hancock Investment Management Services, LLC and John Hancock Advisers filed as Exhibit (d)(12) to pre effective amendment no. 1 on September 30, 2005

         (13) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Legg Mason Funds Management, Inc. filed as Exhibit (d)(13) to pre effective amendment no. 1 on September 30, 2005

         (14) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Lord, Abbett & Co. filed as Exhibit (d)(14) to pre effective amendment no. 1 on September 30, 2005

         (15) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Marsico Capital Management, LLC filed as Exhibit (d)(15) to pre effective amendment no. 1 on September 30, 2005

         (16) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Massachusetts Financial Services Company filed as Exhibit (d)(16) to pre effective amendment no. 1 on September 30, 2005

         (17) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Mercury Advisors (Funds Asset Management, L.P.) filed as Exhibit (d)(17) to pre effective amendment no. 1 on September 30, 2005

         (18) Subadvisory Agreement between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited filed as Exhibit (d)(18) to pre effective amendment no. 1 on September 30, 2005

         (19) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Morgan Stanley Investment Management (Van Kampen) filed as Exhibit (d)(19) to pre effective amendment no. 1 on September 30, 2005

         (20) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Munder Capital Management filed as Exhibit (d)(20) to pre effective amendment no. 1 on September 30, 2005

         (21) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Pacific Investment Management Company filed as Exhibit (d)(21) to pre effective amendment no. 1 on September 30, 2005

         (22) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Pzena Investment Management, LLC filed as Exhibit (d)(22) to pre effective amendment no. 1 on September 30, 2005

         (23) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Salomon Brothers Asset Management Inc filed as Exhibit (d)(23) to pre effective amendment no. 1 on September 30, 2005

         (24) Subadvisory Agreement between John Hancock Investment Management Services, LLC and SSgA Funds Management, Inc. filed as Exhibit (d)(24) to pre effective amendment no. 1 on September 30, 2005

         (25) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Sustainable Growth Advisers, L.P. filed as Exhibit (d)(25) to pre effective amendment no. 1 on September 30, 2005

         (26) Subadvisory Agreement between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. filed as Exhibit (d)(26) to pre effective amendment no. 1 on September 30, 2005

         (27) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Templeton Global Advisors Limited filed as Exhibit (d)(27) to pre effective amendment no. 1 on September 30, 2005

         (28) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Templeton Investment Counsel, Inc. filed as Exhibit (d)(28) to pre effective amendment no. 1 on September 30, 2005

         (29) Subadvisory Agreement between John Hancock Investment Management Services, LLC and UBS Global Asset Management filed as Exhibit (d)(29) to pre effective amendment no. 1 on September 30, 2005

         (30) Subadvisory Agreement between John Hancock Investment Management Services, LLC and United States Trust Company filed as Exhibit (d)(30) to pre effective amendment no. 1 on September 30, 2005

         (31) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP filed as Exhibit (d)(31) to pre effective amendment no. 1 on September 30, 2005

         (32) Subadvisory Agreement between John Hancock Investment Management Services, LLC and Wells Capital Management, Inc. filed as Exhibit (d)(32) to pre effective amendment no. 1 on September 30, 2005

(e) Distribution Agreement between JHF II and John Hancock Funds, LLC filed as Exhibit (e) to pre effective amendment no. 1 on September 30, 2005

(f)      Not Applicable

(g)      Custodian Agreement

(h)      Other Material Contracts

         (1)      Master Transfer Agency and Service Agreement filed as Exhibit
                  (h)(1) to pre effective amendment no. 1 on September 30, 2005

         (2) Expense Limitation Agreement filed as Exhibit (h)(2) to pre effective amendment no. 1 on September 30, 2005

         (3)      Class R3 Service Plan

         (4)      Class R4 Service Plan

         (5)      Class R5 Service Plan

(i)      Opinion and Consent of Betsy Anne Seel, Esq.

(j)      Consent of PricewaterhouseCoopers LLP

(k)      Not Applicable

(l)      Not Applicable

(m)      Plan of Distribution pursuant to Rule 12b-1

         (1) Plan of Distribution pursuant to Rule 12b-1 relating to Class 1 Shares. filed as Exhibit (m)(1) to pre effective amendment no. 1 on September 30, 2005

         (2) Plan of Distribution pursuant to Rule 12b-1 relating to Class 3 Shares. filed as Exhibit (m)(2) to pre effective amendment no. 1 on September 30, 2005

         (3) Plan of Distribution pursuant to Rule 12b-1 relating to Class A Shares. filed as Exhibit (m)(3) to pre effective amendment no. 1 on September 30, 2005

         (4) Plan of Distribution pursuant to Rule 12b-1 relating to Class B Shares. filed as Exhibit (m)(4) to pre effective amendment no. 1 on September 30, 2005

         (5) Plan of Distribution pursuant to Rule 12b-1 relating to Class C Shares. filed as Exhibit (m)(5) to pre effective amendment no. 1 on September 30, 2005

         (6) Plan of Distribution pursuant to Rule 12b-1 relating to Class R3 Shares. filed as Exhibit (m)(6) to pre effective amendment no. 1 on September 30, 2005

         (7) Plan of Distribution pursuant to Rule 12b-1 relating to Class R4 Shares. filed as Exhibit (m)(7) to pre effective amendment no. 1 on September 30, 2005

(n) Multiple Class Plan pursuant to Rule 18f-3 filed as Exhibit (n) to pre effective amendment no. 1 on September 30, 2005

(o)      Not Applicable

(p) Codes of Ethics of the Registrant and its Investment Adviser, Principal Underwriter and Subadvisers

         (1)      Code of Ethics for John Hancock Funds II filed as Exhibit
                  (p)(1) to pre effective amendment no. 1 on September 30, 2005.

         (2) Code of Ethics for John Hancock Investment Management Services LLC filed as Exhibit (p)(2) to pre effective amendment no. 1 on September 30, 2005.

         (3) Code of Ethics for A I M Capital Management, Inc. filed as Exhibit (p)(3) to pre effective amendment no. 1 on September 30, 2005.

         (4) Code of Ethics for American Century filed as Exhibit (p)(4) to pre effective amendment no. 1 on September 30, 2005.

         (5) Code of Ethics for Davis Selected Advisors, L.P. filed as Exhibit (p)(5) to pre effective amendment no. 1 on September 30, 2005.

         (6) Code of Ethics for Declaration Management & Research LLC filed as Exhibit (p)(6) to pre effective amendment no. 1 on September 30, 2005.

         (7) Code of Ethics for Deutsche Asset Management, Inc. filed as Exhibit (p)(7) to pre effective amendment no. 1 on September 30, 2005.

         (8) Code of Ethics for Fidelity Management & Research Company filed as Exhibit (p)(8) to pre effective amendment no. 1 on September 30, 2005.

         (9)      Code of Ethics for Franklin Advisers, Inc. filed as Exhibit
                  (p)(9) to pre effective amendment no. 1 on September 30, 2005.

         (10) Code of Ethics for Grantham, Mayo, Van Otterloo & Co. LLC filed as Exhibit (p)(10) to pre effective amendment no. 1 on September 30, 2005. (11) Code of Ethics for Independence Investment LLC filed as Exhibit (p)(11) to pre effective amendment no. 1 on September 30, 2005.

         (12)     Code of Ethics for Jennison Associates LLC filed as Exhibit
                  (p)(12) to pre effective amendment no. 1 on September 30, 2005.

         (13)     Code of Ethics for John Hancock Advisers filed as Exhibit
                  (p)(13) to pre effective amendment no. 1 on September 30, 2005.

         (14) Code of Ethics for Legg Mason Funds Management, Inc. filed as Exhibit (p)(14) to pre effective amendment no. 1 on September 30, 2005.

         (15) Code of Ethics for Lord, Abbett & Co. filed as Exhibit (p)(15) to pre effective amendment no. 1 on September 30, 2005.

         (16) Code of Ethics for Marsico Capital Management, LLC filed as Exhibit (p)(16) to pre effective amendment no. 1 on September 30, 2005.

         (17) Code of Ethics for Massachusetts Financial Services Company filed as Exhibit (p)(17) to pre effective amendment no. 1 on September 30, 2005.

         (18) Code of Ethics for Mercury Advisors (Funds Asset Management, L.P.) filed as Exhibit (p)(18) to pre effective amendment no. 1 on September 30, 2005.

         (19) Code of Ethics for MFC Global Investment Management (U.S.A.) Limited filed as Exhibit (p)(19) to pre effective amendment no. 1 on September 30, 2005.

         (20) Code of Ethics for Morgan Stanley Investment Management (Van Kampen) filed as Exhibit (p)(20) to pre effective amendment no. 1 on September 30, 2005.

         (21)     Code of Ethics for Munder Capital Management filed as Exhibit
                  (p)(21) to pre effective amendment no. 1 on September 30, 2005.

         (22) Code of Ethics for Pacific Investment Management Company filed as Exhibit (p)(22) to pre effective amendment no. 1 on September 30, 2005.

         (23)     Code of Ethics for Pzena Investment Management, LLC

         (24) Code of Ethics for Salomon Brothers Asset Management Inc filed as Exhibit (p)(24) to pre effective amendment no. 1 on September 30, 2005.

         (25) Code of Ethics for SSgA Funds Management, Inc. filed as Exhibit (p)(25) to pre effective amendment no. 1 on September 30, 2005.

         (26) Code of Ethics for Sustainable Growth Advisers, L.P. filed as Exhibit (p)(26) to pre effective amendment no. 1 on September 30, 2005.

         (27) Code of Ethics for T. Rowe Price Associates, Inc. filed as Exhibit (p)(27) to pre effective amendment no. 1 on September 30, 2005.

         (28) Code of Ethics for Templeton Global Advisors Limited filed as Exhibit (p)(9) to pre effective amendment no. 1 on September 30, 2005.

         (29) Code of Ethics for Templeton Investment Counsel, Inc. filed as Exhibit (p)(9) to pre effective amendment no. 1 on September 30, 2005.

         (30) Code of Ethics for UBS Global Asset Management filed as Exhibit (p)(30) to pre effective amendment no. 1 on September 30, 2005.

         (31) Code of Ethics for United States Trust Company filed as Exhibit (p)(31) to pre effective amendment no. 1 on September 30, 2005.

         (32) Code of Ethics for Wellington Management Company, LLP filed as Exhibit (p)(32) to pre effective amendment no. 1 on September 30, 2005.

         (33) Code of Ethics for Wells Capital Management, Inc. filed as Exhibit (p)(33) to pre effective amendment no. 1 on September 30, 2005.

(q)      Power of Attorney

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      Two of the Trust shareholders are:

(i) John Hancock Life Insurance Company of New York ("John Hancock New York"),

(ii) John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA").

John Hancock New York and John Hancock USA hold shares of the Registrant attributable to group annuity contracts in their respective separate accounts that are not registered under the Investment Company Act of 1940. The Lifestyle Portfolios are also shareholders of certain of the non-Lifestyle funds of the Registrant.

                         MANULIFE FINANCIAL CORPORATION
                           CORPORATE ORGANIZATION LIST
                               ACTIVE CORPORATIONS

                                                                                       JURISDICTION OF
                       AFFILIATE                           LEGAL ID    % OF EQUITY      INCORPORATION
-------------------------------------------------------    --------    -----------    -----------------
MANULIFE FINANCIAL CORPORATION                                 2            100             CANADA
  John Hancock Financial Services, Inc.                        3            100             Delaware
  The Manufacturers Life Insurance Company                     1            100             Canada
     Manulife Bank of Canada                                  58            100             Canada
     Manulife Financial Services Inc.                        199            100             Canada
     Manulife Securities International Ltd.                   79            100             Canada
     Enterprise Capital Management Inc.                                      20             Ontario
     Cantay Holdings Inc.                                     51            100             Ontario
     FNA Financial Inc.                                      115            100             Canada
       Elliot & Page Limited                                 116            100             Ontario
     NAL Resources Limited                                   117            100             Alberta
     3550435 Canada Inc.                                     107            100             Canada
       MFC Insurance Company Limited                         106            100             Canada
       FCM Holdings Inc.                                     104            100             Philippines
     Manulife Canada Ltd.                                    157            100             Canada
     1293319 Ontario Inc.                                    170            100             Ontario
     3426505 Canada Inc.                                     161            100             Canada
     Canaccord Capital Inc.                                               13.07        British Columbia
     Manulife International Capital Corporation Limited      135            100             Ontario
       Golf Town Canada Inc.                                              43.43             Canada
       Regional Power Inc.                                   136             80             Canada
       Avotus Corp.                                                       10.36             Canada

                                                                                        JURISDICTION OF
                       AFFILIATE                           LEGAL ID    % OF EQUITY       INCORPORATION
-------------------------------------------------------    --------    -----------     -----------------
First North American Insurance Company                        111            100          Canada
JLOC Holding Company                                                          30          Cayman Islands
Opportunity Finance Company                                                   30          Cayman Islands
Resolute Energy Inc.                                                        11.5          Alberta
SEAMARK Asset Management Ltd.                                 118          35.01          Canada
NAL Resources Management Limited                              120            100          Canada
  1050906 Alberta Ltd.                                        127            100          Alberta
PK Liquidating Company II, LLC                                                18          Delaware
Intrepid Energy Corp.                                                         19          Alberta
Manulife Data Services Inc.                                    81            100          Barbados
Micro Optics Design Corporation                                            17.69          Nevada
Innova LifeSciences Corporation                                            15.79          Ontario
2015401 Ontario Inc.                                          140            100          Ontario
2015500 Ontario Inc.                                          154            100          Ontario
MFC Global Investment Management (U.S.A.) Limited             156            100          Canada
Cavalier Cable, Inc.(2)                                                       78          Delaware
2024385 Ontario Inc.                                          153            100          Ontario
6212344 Canada Limited                                        272            100          Canada
NALC Holdings Inc.(3)                                         103             50          Ontario
Manulife Holdings (Alberta) Limited                           201            100          Alberta
 Manulife Holdings (Delaware) LLC                             205            100          Delaware
 The Manufacturers Investment Corporation                      87            100          Michigan
 Manulife Reinsurance Limited                                  67            100          Bermuda
 Manulife Reinsurance (Bermuda) Limited                       203            100          Bermuda
 The Manufacturers Life Insurance Company (U.S.A.)             19            100          Michigan
 Manulife Service Corporation                                   7            100          Colorado
 Manulife Financial Securities LLC                              5            100          Delaware
 Manufacturers Securities Services, LLC(4)                     97             60          Delaware
 The Manufacturers Life Insurance Company of New York          94            100          New York
 The Manufacturers Life Insurance Company of America           17            100          Michigan
 Aegis Analytical Corporation                                              15.41          Delaware
 Manulife Property Management of Washington, D.C., Inc.                      100          Wash., D.C.
 ESLS Investment Limited, LLC                                                 25          Ohio
 Polymerix Corporation                                                      11.4          Delaware
 Ennal, Inc.                                                  124            100          Delaware
 Avon Long Term Care Leaders LLC                              158            100          Delaware
 Ironside Venture Partners I LLC                              196            100          Delaware
 NewRiver Investor Communications Inc.                                     11.29          Delaware
 Ironside Venture Partners II LLC                             197            100          Delaware
 Flex Holding, LLC                                                          27.7          Delaware
 Flex Leasing I, LLC                                                       99.99          Delaware
 Manulife Leasing Co., LLC                                    150             80          Delaware
 Dover Leasing Investments, LLC                                               99          Delaware
MFC Global Fund Management (Europe) Limited                    64            100          England
 MFC Global Investment Management (Europe) Limited                           100          England
WT (SW) Properties Ltd.                                        82            100          England
Manulife Europe Ruckversicherungs-Aktiengesellschaft          138            100          Germany
Manulife International Holdings Limited                       152            100          Bermuda
  Manulife Provident Funds Trust Company Limited              163            100          Hong Kong
  Manulife Asset Management (Asia) Limited                     78            100          Barbados
    Manulife Asset Management (Hong Kong) Limited                            100          Hong Kong
    P.T. Manulife Aset Manajemen Indonesia                    141             85          Indonesia
      P.T. Buanadaya Sarana Informatika(5)                                    96          Indonesia
  Manulife (International) Limited                             28            100          Bermuda
    Manulife-Sinochem Life Insurance Co. Ltd.                  43             51          China
Manulife (Vietnam) Limited                                    188            100          Vietnam
The Manufacturers Life Insurance Co. (Phils.), Inc.           164            100          Philippines
       FCM Plans, Inc.                                        155            100          Philippines
       Manulife Financial Plans, Inc.                         187            100          Philippines
     P.T. Asuransi Jiwa Manulife Indonesia                     42             71          Indonesia
    P.T. Asuransi Jiwa Arta                                    75            100          Indonesia
Mandiri Prima
    P.T. Asuransi Jiwa Manulife                                             90.4          Indonesia
Prima(6)
   P.T. Asuransi Jiwa Manulife                                              95.9          Indonesia
Inti(7)
    Manulife (Singapore) Pte. Ltd.                             14            100          Singapore
    Manulife Holdings (Bermuda) Limited                       147            100          Bermuda
       Manulife Management Services Ltd.                      191            100          Barbados
       Manufacturers P&C Limited                               36            100          Barbados

                                                                                      JURISDICTION OF
                       AFFILIATE                           LEGAL ID    % OF EQUITY     INCORPORATION
-------------------------------------------------------    --------    -----------    ---------------
Manulife European Holdings 2003 (Alberta) Limited             202          100          Alberta
  Manulife European Holdings (Bermuda) Limited                270          100          Bermuda
    Manulife European Investments (Luxembourg) S.a.r.l.       271          100          Luxembourg
      Manulife Hungary Holdings Limited(8.)                   149           99          Hungary
MLI Resources Inc.                                            193          100          Alberta
  Manulife Life Insurance Company(9)                          180           35          Japan
    MFC Global Investment Management (Japan) Limited          208          100          Japan
  Manulife Century Investments (Bermuda) Limited              172          100          Bermuda
    Manulife Century Investments (Luxembourg) S.A.            173          100          Luxembourg
      Manulife Century Investments (Netherlands) B.V.         174          100          Netherlands
        Manulife Premium Collection Co., Ltd.(10.)            178           57          Japan
        Y.K. Manulife Properties Japan                        142          100          Japan
        Manulife Century Holdings (Netherlands) B.V.          195          100          Netherlands

-------------------
(2) 22% of Cavalier Cable, Inc. is owned by The Manufacturers Life Insurance Company (U.S.A.).

(3)   50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.

(4) 40% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.

(5) 4% of P.T. Buanadaya Sarana Informatika is owned by P.T. Asuransi Jiwa Manulife Indonesia.

(6) 9.6% of P.T. Asuransi Jiwa Manulife Prima is owned by P.T. Buanadaya Sarana Informatika.

(7) 4.1% of P.T. Asuransi Jiwa Manulife Inti is owned by P.T. Buanadaya Sarana Informatika.

(8)   1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.

(9) 32.5% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) and 32.4% by Manulife Century Holdings (Netherlands) B.V.

(10.) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

ITEM 25. INDEMNIFICATION

The Registrant's Amended and Restated Declaration of Trust filed herewith contains, and the Distribution Agreement filed herewith contains, provisions limiting the liability, and providing for the indemnification, of the Trustees and officers under certain circumstances.

Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 25, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

See "Fund Details" in the Prospectuses and "Investment Management Agreements" in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers, reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) John Hancock Funds, LLC acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock California Tax-Free Income Trust, John Hancock Capital Series, John Hancock Current Interest, John Hancock Equity Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series, John Hancock Municipal Securities Trust, John Hancock World and John Hancock Funds III.

(b) The following table presents certain information with respect to each director and officer of John Hancock Funds, LLC:

NAME AND PRINCIPAL BUSINESS    POSITIONS AND OFFICES WITH    POSITIONS AND OFFICES
         ADDRESS                     UNDERWRITER                WITH REGISTRANT
   John D. DesPrez III                Chairman                     None
   601 Congress Street
Boston, Massachusetts 02210

   Keith F. Hartstein          Director, President and Chief       President
   601 Congress Street              Executive Officer
Boston, Massachusetts 02210

   Marc Costantini                    Director                     None
   601 Congress Street
Boston, Massachusetts 02210

   John Vrysen                 Executive Vice President and   Chief Financial
   601 Congress Street           Chief Financial Officer           Officer
Boston, Massachusetts 02210

   Mitchell Karmen               Chief Compliance Officer          None
   601 Congress Street
Boston, Massachusetts 02210

   Peter Copestake                    Treasurer                    None
   601 Congress Street
Boston, Massachusetts 02210

   John T. Litzow                Senior Vice President             None
   601 Congress Street
Boston, Massachusetts 02210

   Jeffery H. Long             Vice President, Controller          None
   601 Congress Street           and Assistant Treasurer
Boston, Massachusetts 02210

   Andrew G. Arnott                   Vice President               None
   601 Congress Street
Boston, Massachusetts 02210

   Carey Hoch                         Vice President               None
   601 Congress Street
Boston, Massachusetts 02210

   Kristine McManus                   Vice President               None
   601 Congress Street
Boston, Massachusetts 02210

   Karen F. Walsh                     Vice President               None
   601 Congress Street
Boston, Massachusetts 02210

   Kelly A. Conway                    Assistant Treasurer          None
   601 Congress Street
Boston, Massachusetts 02210

   David Hayter                       Assistant Treasurer          None
   601 Congress Street
Boston, Massachusetts 02210

   Cathy Hopkinson                    Assistant Treasurer          None
   601 Congress Street
Boston, Massachusetts 02210

   William H. King                    Assistant Treasurer          None
   601 Congress Street
Boston, Massachusetts 02210

   Wayne Zuk                          Assistant Treasurer          None
   601 Congress Street
Boston, Massachusetts 02210

   Alfred P. Ouellette            AVP, Senior Counsel and          None
   601 Congress Street              Assistant Secretary
Boston, Massachusetts 02210

   Brian E. Langenfeld            AVP, Counsel and Assistant       None
   601 Congress Street                    Secretary
Boston, Massachusetts 02210

   Joyce K. Mahoney                   Assistant Secretary          None
   601 Congress Street
Boston, Massachusetts 02210

         (c)  None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 are kept by John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC.), the Registrant's investment adviser, at its offices at 601 Congress Street, Boston, Massachusetts 02108,

By Fidelity Management & Research Company, the investment subadviser to the Large Cap Growth Fund, at its offices at 82 Devonshire Street, Boston, MA 02109,

By Wellington Management Company, LLP, the investment subadviser to the Natural Resources Trust, Mid Cap Stock, Small Cap Value, and Investment Quality Bond Funds, at its offices at 75 State Street, Boston, Massachusetts 02109,

By Salomon Brothers Asset Management Inc, the investment subadviser to the Special Value, High Yield, U.S. Government Securities and Strategic Bond Funds, at its offices at 7 World Trade Center, New York, New York 10048,

By T. Rowe Price Associates, Inc., the investment subadviser to the Small Company Value, Health Sciences, Blue Chip Growth, Science & Technology, Spectrum Income and Equity-Income Funds, at its offices at 100 East Pratt Street, Baltimore, MD 21202,

By Morgan Stanley Asset Management Inc., the investment subadviser of the Value Fund, at its offices at 1221 Avenue of the Americas, New York, New York 10020,

By MFC Global Investment Management (U.S.A.) Limited, the investment subadviser to the Quantitative Mid Cap, Quantitative All Cap, Quantitative Value, Emerging Growth, Pacific Rim, Real Estate Securities, International Index, Small Cap Index, Mid Cap Index, Total Stock Market Index, 500 Index, Lifestyle and Money Market Funds, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5,

By A I M Capital Management, Inc., the investment subadviser to the Mid Cap Core, All Cap Growth and Small Company Growth Funds, at its offices at 11 Greenway Plaza, Houston, Texas, 77046,

By Pacific Investment Management Company, the investment subadviser to the Real Return Bond, Global Bond and Total Return Funds, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660,

By Templeton Investment Counsel, Inc., the investment subadviser to the International Value and International Small Cap Funds, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

By Franklin Advisers, Inc. the investment adviser to the Emerging Small Company Fund, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

By Munder Capital Management, the investment adviser to the Small Cap Opportunities Fund, at its offices at 480 Pierce Street, Birmingham, Michigan 48009.

By Jennison Associates LLC, the investment adviser to the Capital Appreciation Fund, at its offices at 466 Lexington Avenue, New York, NY 10017.

By Davis Selected Advisers, LP, the investment adviser to the Financial Services and Fundamental Value Funds, at its offices at 2949 East Elvira Road, Suite 101, Tuscon, Arizona 85706.

By Massachusetts Financial Services Company, the investment adviser to the Strategic Growth, Strategic Value and Utilities Funds, at its offices at 500 Boylston Street, Boston, MA 02116.

By Lord Abbett & Co., the investment adviser to the Mid Cap Value and All Cap Value Funds, at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

By Mercury Advisors, the investment adviser to the Large Cap Value Fund, at its offices at Merrill Lynch Investment Managers at 800 Scudder Mill Road, Plainsboro, NJ 08536.

By American Century Investment Management, Inc., the investment adviser to the Small Company Fund, at its offices at 4500 Main Street, Kansas City, Missouri 64111.

By Pzena Investment Management, LLC, the investment adviser to the Classic Value Fund, at its offices at 120 West 45th Street, New York, NY 10036.

By Sustainable Growth Advisers, L.P., the investment adviser to the U.S. Global Leaders Growth Fund, at its offices at 1285 Avenue of the Americas, 35th Floor, New York, NY 10019.

By Legg Mason Funds Management, Inc., the investment adviser to the Core Equity Fund, at its offices at 100 Light

Street, Baltimore, Maryland 21202.

By John Hancock Adviser, LLC, the investment adviser to the Active Bond and Strategic Income Funds, at its offices at 101 Huntington Avenue, Boston, MA 02199-7603

By Declaration Management & Research LLC, the investment adviser to the Bond Index, Active Bond, Short-Term Bond and Managed Funds, at its offices at 1650 Tysons Blvd., McLean, VA 22102.

By Independence Investment LLC, the investment adviser to the Growth & Income Trust II and Managed Trust, at its offices at 53 State Street, Boston, Massachusetts 02109.

By SSgA Funds Management, Inc., the investment adviser to the International Equity Index Fund, at its offices at One Lincoln Street, Boston, Massachusetts 02111.

By Marsico Capital Management, LLC , the investment adviser for the International Opportunities Fund, at its offices at 1200 17th Street, Denver, Colorado 80202.

By Wells Fargo Fund Management, LLC, the investment adviser to the Core Bond and the U.S. High Yield Funds, at its offices at 525 Market St., San Francisco, California.

By Grantham, Mayo, Van Otterloo & Co. LLC, the investment adviser to the Growth, Growth & Income, International Growth, International Stock, Intrinsic Value, Managed, U.S. Multi Sector and Value Opportinities Funds, at its offices at 40 Rowes Wharf, Boston, Massachusetts 02110.

By the Registrant at its principal business offices located at 601 Congress Street, Boston, Massachusetts 02210 or

By State Street Bank and Trust Company, the custodian for the Registrant, at its offices at 225 Franklin Street, Boston, Massachusetts 02110.

ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on this 11th day of October 2005.

                                             JOHN HANCOCK FUNDS II

                                             By: /s/  Keith F. Hartstein

                                                       Name: Keith F. Hartstein
                                                       Title: President

      Pursuant to the requirements of the Securities Act, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

          SIGNATURE                              TITLE                                        DATE
/s/Keith F. Hartstein                       President                                   October 11, 2005
Keith F. Hartstein

/s/ John G. Vrysen                          Chief Financial Officer                     October 11, 2005
John G. Vrysen

/s/ Charles L. Bardelis*                    Trustee                                     October 11, 2005
Charles L. Bardelis

/s/ James Boyle                             Trustee                                     October 11, 2005
James Boyle

/s/ Peter S. Burgess*                       Trustee                                     October 11, 2005
Peter S. Burgess

/s/ Elizabeth G. Cook*                      Trustee                                     October 11, 2005
Elizabeth G. Cook

/s/ William H. Cunningham*                  Trustee                                     October 11, 2005
William H. Cunningham

/s/ Charles L.Ladner*                       Trustee                                     October 11, 2005
Charles L.Ladner

/s/ Hassell H. McClellan*                   Trustee                                     October 11, 2005
Hassell H. McClellan

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
/s/ James M. Oates*                         Trustee                                     October 11, 2005
James M. Oates


* By: Betsy Anne Seel
      Attorney-in-fact Pursuant to Power of Attorney (filed herewith)

                                  EXHIBIT INDEX

(g)             Custodian Agreement

(h)(3)          Class R3 Service Plan

(h)(4)          Class R4 Service Plan

(h)(5)          Class R5 Service Plan

(i)             Opinion and Consent of Betsy Anne Seel, Esq.

(j)             Consent of PricewaterhouseCoopers LLP

(p)(23)         Code of Ethics for Pzena Investment Management, LLC

(q)             Power of Attorney